UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

F. Scott Thomas, Esq.
c/o TIAA
8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
	$466,000	m	Asia Pacific Investment Partners	8.000%	04/23/17	$425
			TOTAL DIVERSIFIED FINANCIALS			425

FOOD, BEVERAGE & TOBACCO - 0.0%
BRL	800	m	Marfrig Global Foods S.A.	1.000	01/25/17	25
			TOTAL FOOD, BEVERAGE & TOBACCO			25

			TOTAL CORPORATE BONDS			450
			(Cost $513)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
	$300,000		United States Treasury Note	1.750	05/15/22	308
			TOTAL U.S. TREASURY SECURITIES			308

			TOTAL GOVERNMENT BONDS			308
			(Cost $302)

			TOTAL BONDS			758
			(Cost $815)

SHARES			COMPANY
COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.9%
	196,085		Actron Technology Corp			713
	221,700		Aisan Industry Co Ltd			1,759
	914,701		Aisin Seiki Co Ltd			41,906
	48,200	e	Akebono Brake Industry Co Ltd			97
	412,198	*	American Axle & Manufacturing Holdings, Inc			7,098
	535,424		Apollo Tyres Ltd			1,773
	52,264	e	ARB Corp Ltd			730
	62,865		Asahi India Glass Ltd			177
	3,620	e	Autoliv, Inc			387
	11,614		Autoneum Holding AG.			3,268
	135,325		Bajaj Holdings and Investment Ltd			5,756
	34,619		Balkrishna Industries Ltd			527
	310,197		Bayerische Motoren Werke AG.			26,117
	8,638		Bayerische Motoren Werke AG. (Preference)			638
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
117,198		Bharat Forge Ltd	$1,607
519,494		BorgWarner, Inc	18,276
12,082		Bosch Ltd	4,140
114,706		Brembo S.p.A.	6,845
875,242		Bridgestone Corp	32,247
3,628,135	e	Brilliance China Automotive Holdings Ltd	4,094
768,763	*,e	Byd Co Ltd	5,114
325,000		Calsonic Kansei Corp	3,011
22,000		Cayman Engley Industrial Co Ltd	143
73,734		Ceat Ltd	1,473
1,339,000	e	Chaowei Power Holdings Ltd	1,110
5,101,251		Cheng Shin Rubber Industry Co Ltd	10,761
288,000	*	China First Capital Group Ltd	297
1,502,000		China Motor Corp	1,141
4,804,357		Chongqing Changan Automobile Co Ltd	7,845
163,230		Cie Automotive S.A.	3,214
310,139		Compagnie Plastic-Omnium S.A.	10,292
172,028		Continental AG.	36,247
173,035		Cooper Tire & Rubber Co	6,579
91,655	*	Cooper-Standard Holding, Inc	9,056
35,341		Cub Elecparts, Inc	389
20,201		Dae Won Kang Up Co Ltd	101
84,800		Daido Metal Co Ltd	930
119,600		Daikyonishikawa Corp	1,477
945,451		Daimler AG. (Registered)	66,680
425,340		Dana Holding Corp	6,631
1,564,214		Delphi Automotive plc	111,560
445,801		Denso Corp	17,789
94,000		Depo Auto Parts Ind Co Ltd	292
116,823	*	Dometic Group AB	937
17,958		Dong Ah Tire & Rubber Co Ltd	407
10,155,787	e	Dongfeng Motor Group Co Ltd	10,242
62,022	*	Dorman Products, Inc	3,963
2,125,500		Drb-Hicom BHD	746
127,613		Drew Industries, Inc	12,509
19,400		Eagle Industry Co Ltd	237
9,174		EDAG Engineering Group AG.	148
10,103		EGE Endustri VE Ticaret AS.	713
23,498	e	ElringKlinger AG.	417
113,082		Exedy Corp	2,875
315,460		Exide Industries Ltd	869
1,561,975		Faurecia	61,296
35,900		FCC Co Ltd	772
392,810		Federal Corp	171
73,885	*	Federal Mogul Corp (Class A)	710
110,019		Ferrari NV	5,717
405,004	e	Fiat DaimlerChrysler Automobiles NV	2,574
9,522,427		Ford Motor Co	114,936
59,513		Ford Otomotiv Sanayi AS	627
52,352	*	Fox Factory Holding Corp	1,203
609,425		Fuji Heavy Industries Ltd	22,865
125,097		Futaba Industrial Co Ltd	623
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,636,202	e	Geely Automobile Holdings Ltd	$5,075
40,684,487	*,m	General Motors Co	0
24,057,000	*,m	General Motors Co	0
35,983,677	*,m	General Motors Co	0
7,950,000	*,m	General Motors Co	0
85,268,000	*,e,m	General Motors Co	0
4,230,271	*,m	General Motors Co	0
18,507,434	*,m	General Motors Co	0
3,438,989		General Motors Co	109,257
722,689	*,e,m	General Motors Co	0
26,439,191	*,m	General Motors Co	0
6,062,000	*,m	General Motors Co	0
1,011,511		Gentex Corp	17,762
128,677	*	Gentherm, Inc	4,043
1,650,796		GKN plc	6,850
30,201		Global & Yuasa Battery Co Ltd	1,019
146,000		Global PMX Co Ltd	704
85,705		Goodyear Lastikleri Turk AS.	101
1,184,192		Goodyear Tire & Rubber Co	38,249
84,978		Grammer AG.	5,155
6,691,189	e	Great Wall Motor Co Ltd	6,580
70,700		G-Tekt Corp	1,309
6,560,861	e	Guangzhou Automobile Group Co Ltd	8,485
8,154		Halla Holdings Corp	502
80,629		Hanil E-Hwa Co Ltd	1,129
64,196		Hanil E-Wha Co Ltd	688
73,739		Hankook Tire Co Ltd	3,987
209,506		Hanon Systems	2,370
418,529	e	Harley-Davidson, Inc	22,010
74,684		Hero Honda Motors Ltd	3,837
47,000		Hiroca Holdings Ltd	182
1,557,691		Honda Motor Co Ltd	44,955
43,582	*	Horizon Global Corp	869
1,014,647		Hota Industrial Manufacturing Co Ltd	4,960
378,099		Hu Lane Associate, Inc	1,898
243,900	*	Hunan Tyen Machinery Co Ltd	132
65,375		Hwa Shin Co Ltd	478
20,992,000	*,e	Hybrid Kinetic Group Ltd	614
126,379		Hyundai Mobis	31,716
439,296		Hyundai Motor Co	54,289
54,536		Hyundai Motor Co Ltd (2nd Preference)	5,242
33,097		Hyundai Motor Co Ltd (Preference)	3,027
16,968		Hyundai Wia Corp	1,342
36,000		Iron Force Industrial Co Ltd	271
411,695		Isuzu Motors Ltd	4,846
1,034,835		Johnson Controls International plc	48,151
76,200		Kasai Kogyo Co Ltd	796
719,896		Kayaba Industry Co Ltd	3,220
108,500		Keihin Corp	1,720
1,336,399		Kenda Rubber Industrial Co Ltd	2,134
287,633		Kia Motors Corp	11,051
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,000		Kinugawa Rubber Industrial Co Ltd	$46
19,136		Koito Manufacturing Co Ltd	931
353,269	*	Kongsberg Automotive ASA	289
8,160		Korea Autoglass Corp	142
110,751	*	Kumho Tire Co, Inc	1,140
151,000	*	Launch Tech Co Ltd	177
522,634		Lear Corp	63,354
26,357	e	Leoni AG.	960
117,524		Linamar Corp	4,907
39,000		Macauto Industrial Co Ltd	259
621,268	*	Magna International, Inc	26,670
570,904		Mahindra & Mahindra Ltd	12,075
73,704	*	Mahindra CIE Automotive Ltd	213
149,900		Mahle-Metal Leve S.A. Industria e Comercio	1,069
41,974		Mando Corp	9,456
119,990		Martinrea International, Inc	745
171,303		Maruti Suzuki India Ltd	14,120
1,413,079		Mazda Motor Corp	21,679
341,964	e	Metair Investments Ltd	498
42,326		Metaldyne Performance Group, Inc	671
36,475		MGI Coutier	966
711,482		Michelin (C.G.D.E.) (Class B)	78,786
628,000		Minth Group Ltd	2,215
26,000		Mitsuba Corp	343
712,117		Mitsubishi Motors Corp	3,327
109,881	*	Modine Manufacturing Co	1,303
354,808		Motherson Sumi Systems Ltd	1,699
10,426		Motonic Corp	86
42,470	*	Motorcar Parts of America, Inc	1,222
978		MRF Ltd	748
27,000	e	Musashi Seimitsu Industry Co Ltd	634
432,949		Nan Kang Rubber Tire Co Ltd	421
15,449		Nexen Corp	116
129,672		Nexen Tire Corp	1,748
2,512,000		Nexteer Automotive Group Ltd	3,284
102,344		NGK Spark Plug Co Ltd	1,808
198,909		NHK Spring Co Ltd	1,928
101,851	e	Nifco, Inc	5,411
37,000		Nippon Seiki Co Ltd	705
6,719,160		Nissan Motor Co Ltd	65,907
142,241	e	Nissan Shatai Co Ltd	1,312
216,500		Nissin Kogyo Co Ltd	3,297
98,939		NOK Corp	2,165
75,871		Nokian Renkaat Oyj	2,766
367,800	e	Pacific Industrial Co Ltd	4,220
388,058	*,e	Peugeot S.A.	5,926
125,547	e	Piaggio & C S.p.A.	235
13,200		Piolax Inc	823
40,596		Porsche AG.	2,077
109,700		Press Kogyo Co Ltd	468
22,398,207		PT Astra International Tbk	14,212
35,450		Pyeong Hwa Automotive Co Ltd	389
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,576,000	e	Qingling Motors Co Ltd	$2,622
49,600	e	Rassini SAB de C.V.	220
804,390		Renault S.A.	66,176
7,200		Riken Corp	248
41,526		S&T Daewoo Co Ltd	1,799
17,456		S&T Holdings Co Ltd	252
132,360		SAF-Holland S.A.	1,712
129,000	e	Sanden Corp	386
449,920		Sanyang Industry Co Ltd	299
2,137,228		Schaeffler AG.	33,846
7,074		Sejong Industrial Co Ltd	75
66,900		Showa Corp	353
72,443		SL Corp	1,086
90,137		Spartan Motors, Inc	864
1,696,900		Sri Trang Agro-Industry PCL (Foreign)	574
38,128	*	Ssangyong Motor Co	274
82,397		Standard Motor Products, Inc	3,935
211,187		Stanley Electric Co Ltd	5,710
57,769	*	Stoneridge, Inc	1,063
12,389		Strattec Security Corp	437
666,325		Sumitomo Electric Industries Ltd	9,420
143,873		Sumitomo Rubber Industries, Inc	2,176
55,018		Sundram Fasteners Ltd	241
33,112		Sungwoo Hitech Co Ltd	241
56,849		Superior Industries International, Inc	1,658
145,898		Suzuki Motor Corp	4,887
2,143,653	e	T RAD Co Ltd	4,167
79,400		Tachi-S Co Ltd	1,289
56,300		Taiho Kogyo Co Ltd	621
17,200	*,e	Takata Corp	61
2,495,089		Tata Motors Ltd	19,985
25,700		Teikoku Piston Ring Co Ltd	723
183,380	*	Tenneco, Inc	10,686
341,615	*,e	Tesla Motors, Inc	69,700
318,103		Thor Industries, Inc	26,943
4,122,000		Tianneng Power International Ltd	3,534
133,657		Tofas Turk Otomobil Fabrik	975
42,563		Tokai Rika Co Ltd	833
95,000		Tokai Rubber Industries, Inc	894
560,699		Tong Yang Industry Co Ltd	1,335
48,900		Topre Corp	1,029
43,093		Tower International, Inc	1,039
121,300		Toyo Tire & Rubber Co Ltd	1,706
57,515		Toyoda Gosei Co Ltd	1,337
121,300		Toyota Boshoku Corp	2,715
215,440		Toyota Industries Corp	10,000
5,482,610		Toyota Motor Corp	318,027
100,900		TS Tech Co Ltd	2,555
115,513		Tube Investments Of India	1,025
60,089		Tung Thih Electronic Co Ltd	847
45,900		Tupy S.A.	197
245,324		TVS Motor Co Ltd	1,352
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
424,041		UMW Holdings BHD	$599
87,600		Unipres Corp	1,547
15,103	e	Unique Fabricating, Inc	185
735,279		Valeo S.A.	42,917
203,088		Visteon Corp	14,553
97,659		Volkswagen AG.	14,141
133,659		Volkswagen AG. (Preference)	17,607
7,898		WABCO India Ltd	739
64,538	e	Winnebago Industries, Inc	1,521
23,878	*,e	Workhorse Group, Inc	173
440,000	*	Xinchen China Power Holdings Ltd	72
2,997,000		Xingda International Holdings Ltd	1,240
6,868,785	e	Xinyi Glass Holdings Co Ltd	6,245
120,344		Yamaha Motor Co Ltd	2,431
128,700		Yokohama Rubber Co Ltd	2,060
152,400		Yorozu Corp	2,239
681,187		Yulon Motor Co Ltd	601
80,000		Zhejiang Shibao Co Ltd	112
		TOTAL AUTOMOBILES & COMPONENTS	2,269,908

BANKS - 7.4%
34,302		1st Source Corp	1,224
1,515,030	e	77 Bank Ltd	6,202
239,575		Aareal Bank AG.	7,920
1,535,767	g	ABN AMRO Group NV (ADR)	31,754
3,560,639		Abu Dhabi Commercial Bank PJSC	6,244
18,693		Access National Corp	447
14,364	e	ACNB Corp	382
59,991,649		Agricultural Bank of China	25,877
6,100		Aichi Bank Ltd	297
2,614,702		Akbank TAS	7,005
308,000		Akita Bank Ltd	915
1,263,197		Albaraka Turk Katilim Bankasi AS	509
1,628,882	*,e	Aldermore Group plc	3,539
101,611	*	Alior Bank S.A.	1,234
396,528		Allahabad Bank	459
25,921	*	Allegiance Bancshares, Inc	700
1,095,356		Alliance Financial Group BHD	985
1,625,181	*	Alpha Bank AE	2,720
315,270	*,m	Amagerbanken AS	0
20,494		American National Bankshares, Inc	573
106,565		Ameris Bancorp	3,724
21,189	e	Ames National Corp	586
2,185,557	*	Amlak Finance PJSC	778
3,213,938		AMMB Holdings BHD	3,181
478,367		Andhra Bank	406
153,000	e	Aomori Bank Ltd	486
7,737,952		Aozora Bank Ltd	26,671
28,533		Arrow Financial Corp	937
918,900		Ashikaga Holdings Co Ltd	3,292
219,457		Associated Banc-Corp	4,299
215,346		Astoria Financial Corp	3,144
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
40,410	*	Atlantic Capital Bancshares, Inc	$605
3,443,024		Australia & New Zealand Banking Group Ltd	73,342
387,721		Awa Bank Ltd	2,389
1,795,615		Axis Bank Ltd	14,645
293,557		Banc of California, Inc	5,126
528,642	*,e	Banca Carige S.p.A	172
26,165,571		Banca Intesa S.p.A.	58,090
5,916,581	e	Banca Intesa S.p.A. RSP	12,413
2,231,800	*,e	Banca Monte dei Paschi di Siena S.p.A	467
1,321,809		Banca Popolare dell’Emilia Romagna Scrl	4,926
11,469,193		Banca Popolare di Milano	4,604
372,949		Banca Popolare di Sondrio SCARL	1,043
18,036		Bancfirst Corp	1,308
166,194	e	Banche Popolari Unite Scpa	383
290,779		Banco ABC Brasil S.A.	1,207
14,370	*	Banco ABC Brasil S.A. (ADR)	59
2,839,186		Banco Bilbao Vizcaya Argentaria S.A.	17,179
321,613	*,e	Banco BPI S.A.	408
1,356,889	*	Banco Bradesco S.A.	11,828
4,411,666	*	Banco Bradesco S.A. (Preference)	40,249
36,727,681	*,e	Banco Comercial Portugues S.A.	635
23,105,677		Banco de Chile	2,582
69,308		Banco de Credito e Inversiones	3,138
2,336,330		Banco de Oro Universal Bank	5,299
1,142,475	e	Banco de Sabadell S.A.	1,464
1,534,332		Banco do Brasil S.A.	10,757
768,100		Banco do Estado do Rio Grande do Sul	2,470
16,063,377	*,m	Banco Espirito Santo S.A.	180
58,200	*,m	Banco Industrial e Comercial S.A.	149
5,994,111		Banco Itau Holding Financeira S.A.	65,468
156,811		Banco Latinoamericano de Exportaciones S.A. (Class E)	4,419
1,255,391	e	Banco Popolare SC	2,960
677,959		Banco Popular Espanol S.A.	839
1,014,448		Banco Santander Brasil S.A.	6,863
64,986,084		Banco Santander Chile S.A.	3,361
11,016,936		Banco Santander S.A.	48,875
702,032		BanColombia S.A. (Preference)	6,803
383,663		Bancorpsouth, Inc	8,901
1,143,100		Bangkok Bank PCL (ADR)	5,381
775,100		Bangkok Bank PCL (Foreign)	3,650
56,966		Bank Handlowy w Warszawie S.A.	1,133
1,524,568		Bank Hapoalim Ltd	8,657
1,741,228	*	Bank Leumi Le-Israel	6,627
486,495	*	Bank Millennium S.A.	714
138,015		Bank Mutual Corp	1,060
42,304,178		Bank of America Corp	662,060
836,319	*	Bank of Attica	43
500,000		Bank of Baroda	1,261
133,262,170	e	Bank of China Ltd	61,541
1,094,000	e	Bank of Chongqing Co Ltd	902
23,588,946	e	Bank of Communications Co Ltd	18,143
1,162,130	e	Bank of East Asia Ltd	4,743
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
106,373		Bank of Georgia Holdings plc	$4,004
59,277	e	Bank of Hawaii Corp	4,305
115,406,450	*	Bank of Ireland	24,128
30,900	e	Bank of Iwate Ltd	1,200
316,466		Bank of Kaohsiung	91
438,927	e	Bank of Kyoto Ltd	3,213
19,338		Bank of Marin Bancorp	962
852,906	*	Bank of Montreal	55,890
11,500	e	Bank of Nagoya Ltd	401
1,598,028		Bank of Nova Scotia	84,679
28,800		Bank of Okinawa Ltd	859
254,293		Bank of Queensland Ltd	2,227
262,541		Bank of Saga Ltd	646
220,836		Bank of the Ozarks, Inc	8,480
1,055,499		Bank of the Philippine Islands	2,285
179,600		Bank of the Ryukyus Ltd	2,131
157,291		Bank Pekao S.A.	5,093
13,741,371		Bank Rakyat Indonesia	12,894
38,452		Bank Zachodni WBK S.A.	3,130
59,271		BankFinancial Corp	753
1,684,465		Bankia S.A.	1,382
94,769		Bankinter S.A.	674
188,860		BankUnited	5,704
13,601	e	Bankwell Financial Group, Inc	322
68,643		Banner Corp	3,002
3,680		Banque Cantonale Vaudoise	2,416
607,700	e	Banregio Grupo Financiero SAB de C.V.	3,480
14,442		Bar Harbor Bankshares	530
467,969		Barclays Africa Group Ltd	5,167
24,724,358		Barclays plc	53,603
1,909,809		BB&T Corp	72,038
42,523	e	Bear State Financial, Inc	391
566,327		Bendigo Bank Ltd	4,697
363,734		Beneficial Bancorp, Inc	5,351
107,486		Berkshire Hills Bancorp, Inc	2,978
67,967	e	Blue Hills Bancorp, Inc	1,021
109,235		BNC Bancorp	2,657
1,231,488		BNP Paribas	63,340
4,420,372	e	BOC Hong Kong Holdings Ltd	15,040
157,530	*,e	BofI Holding, Inc	3,529
42,867	e	BOK Financial Corp	2,957
224,741		Boston Private Financial Holdings, Inc	2,883
14,487		BRE Bank S.A.	1,296
41,562		Bridge Bancorp, Inc	1,188
311,893		Brookline Bancorp, Inc	3,802
57,098		Bryn Mawr Bank Corp	1,827
277,971		BS Financial Group, Inc	2,176
19,213	*	BSB Bancorp, Inc	450
3,962,612		Bumiputra-Commerce Holdings BHD	4,522
7,745	e	C&F Financial Corp	334
2,635,509		CaixaBank S.A.	6,660
4,905	e	California First National Bancorp	68
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
23,507		Camden National Corp	$1,122
6,491		Can Fin Homes Ltd	159
687,704	e	Canadian Imperial Bank of Commerce/Canada	53,325
67,257	e	Canadian Western Bank	1,294
100,157		Canara Bank	465
60,519	e	Capital Bank Financial Corp	1,943
34,958		Capital City Bank Group, Inc	516
83,997	e	Capitec Bank Holdings Ltd	3,936
297,300		Capitol Federal Financial	4,183
123,703		Cardinal Financial Corp	3,227
23,469	e	Carolina Financial Corp	524
121,071	*	Cascade Bancorp	734
308,904		Cathay General Bancorp	9,508
224,346		Centerstate Banks of Florida, Inc	3,978
189,013		Central Pacific Financial Corp	4,761
20,904		Central Valley Community Bancorp	332
7,686		Century Bancorp, Inc	348
2,970,653		Chang Hwa Commercial Bank	1,525
40,717		Charter Financial Corp	524
218,146		Chemical Financial Corp	9,627
7,475	e	Chemung Financial Corp	217
520,966		Chiba Bank Ltd	2,959
27,300		Chiba Kogyo Bank Ltd	109
9,902,481		China Citic Bank	6,624
151,182,748		China Construction Bank	113,544
11,767,861		China Development Financial Holding Corp	3,015
9,622,685		China Everbright Bank Co Ltd	4,507
6,430,396		China Merchants Bank Co Ltd	16,353
7,178,310	e	China Minsheng Banking Corp Ltd	8,339
18,549,242		Chinatrust Financial Holding Co	10,812
320,000		Chong Hing Bank Ltd	646
16,665,584		Chongqing Rural Commercial Bank	10,335
36,505		Chugoku Bank Ltd	445
7,900	*	Chukyo Bank Ltd	179
717,063		CIT Group, Inc	26,029
10,796,431		Citigroup, Inc	509,916
29,448		Citizens & Northern Corp	647
4,051,652		Citizens Financial Group, Inc	100,116
33,088		City Holding Co	1,664
51,836		City Union Bank Ltd	103
56,804		Clifton Bancorp, Inc	869
43,205		CNB Financial Corp	914
101,414		CoBiz, Inc	1,350
18,649	e	Codorus Valley Bancorp, Inc	408
14,966	*,e	Collector AB	208
170,789		Columbia Banking System, Inc	5,588
23,965		Comdirect Bank AG.	245
1,686,775		Comerica, Inc	79,818
128,132		Commerce Bancshares, Inc	6,312
165,587		Commercial Bank of Qatar QSC	1,752
2,448,504		Commercial International Bank	13,266
254,653		Commerzbank AG.	1,645
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,662,112	e	Commonwealth Bank of Australia	$92,685
100,248		Community Bank System, Inc	4,823
34,977		Community Trust Bancorp, Inc	1,298
36,631	*,e	CommunityOne Bancorp	507
2,391,200	*	Concordia Financial Group Ltd	10,433
112,804		ConnectOne Bancorp, Inc	2,037
860,038,464		Corpbanca S.A.	7,579
11,205	e	County Bancorp, Inc	224
113,741		Credicorp Ltd (NY)	17,314
889,653		Credit Agricole S.A.	8,775
68,018		Credito Emiliano S.p.A.	369
64,749	*	CU Bancorp	1,477
108,859	e	Cullen/Frost Bankers, Inc	7,831
54,661	*	Customers Bancorp, Inc	1,375
240,129	e	CVB Financial Corp	4,229
999,447	*,e	CYBG plc	3,440
5,646,074	*,m	Cyprus Popular Bank Public Co Ltd	63
715,227		Dah Sing Banking Group Ltd	1,289
409,508		Dah Sing Financial Holdings Ltd	2,698
222,000		Daishi Bank Ltd	853
1,354,382		Danske Bank AS	39,624
4,051,425		DBS Group Holdings Ltd	45,971
88,477	g	Deutsche Pfandbriefbank AG.	828
1,633,051	*	Development Credit Bank Ltd	3,081
380,273		Dewan Housing Finance Corp Ltd	1,625
178,294		DGB Financial Group Co Ltd	1,468
100,609		Dime Community Bancshares	1,686
823,589		DNB NOR Holding ASA	10,828
121,582		Doha Bank QSC	1,242
3,712,475		Dubai Islamic Bank PJSC	5,469
7,351,400		E.Sun Financial Holding Co Ltd	4,201
69,860	*	Eagle Bancorp, Inc	3,446
478,567		East West Bancorp, Inc	17,568
280,000		Eighteenth Bank Ltd	831
19,935	e	Enterprise Bancorp, Inc	558
56,130		Enterprise Financial Services Corp	1,754
12,207	*,e	Equity Bancshares, Inc	317
1,463,734		Erste Bank der Oesterreichischen Sparkassen AG.	43,344
16,285	e	ESSA Bancorp, Inc	225
333,258	*	Essent Group Ltd	8,868
2,223,526	*	Eurobank Ergasias S.A.	1,283
239,272		EverBank Financial Corp	4,632
2,698,221		Far Eastern International Bank	772
18,221		Farmers Capital Bank Corp	540
57,916		Farmers National Banc Corp	624
86,823	*	FCB Financial Holdings, Inc	3,337
19,305		Federal Agricultural Mortgage Corp (Class C)	763
2,764,606		Federal Bank Ltd	2,995
89,708		Fidelity Southern Corp	1,650
1,089,650		Fifth Third Bancorp	22,294
35,158		Financial Institutions, Inc	953
1,345,970		FinecoBank Banca Fineco S.p.A	7,803
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
43,916	e	First Bancorp (NC)	$869
781,888	*	First Bancorp (Puerto Rico)	4,066
25,487		First Bancorp, Inc	611
77,960		First Busey Corp	1,762
27,355		First Business Financial Services, Inc	643
17,716		First Citizens Bancshares, Inc (Class A)	5,207
205,761		First Commonwealth Financial Corp	2,076
37,194		First Community Bancshares, Inc	922
32,252	*,e	First Community Financial Partners, Inc	307
53,668		First Connecticut Bancorp	955
20,797		First Defiance Financial Corp	928
161,996		First Financial Bancorp	3,538
149,415	e	First Financial Bankshares, Inc	5,445
31,837		First Financial Corp	1,295
19,814,230		First Financial Holding Co Ltd	10,552
23,061		First Financial Northwest, Inc	327
31,865	*	First Foundation, Inc	786
955,719		First Gulf Bank PJSC	3,065
6,675	*	First Hawaiian, Inc	179
299,927		First Horizon National Corp	4,568
98,656		First International Bank Of Israel Ltd	1,261
12,936	e	First Internet Bancorp	299
83,022		First Interstate Bancsystem, Inc	2,616
135,522		First Merchants Corp	3,625
13,480		First Mid-Illinois Bancshares, Inc	367
228,808		First Midwest Bancorp, Inc	4,430
39,923	e	First National Financial Corp	973
36,197	*	First NBC Bank Holding Co	342
27,741	*,e	First Northwest Bancorp	374
40,693		First of Long Island Corp	1,349
212,176		First Republic Bank	16,361
79,404	*	Flagstar Bancorp, Inc	2,203
68,377		Flushing Financial Corp	1,622
825,713		FNB Corp	10,156
66,996	*	Franklin Financial Network, Inc	2,506
646,412		Fukuoka Financial Group, Inc	2,687
402,693		Fulton Financial Corp	5,847
156,427	e	Genworth MI Canada, Inc	4,025
654,189		Genworth Mortgage Insurance Australia Ltd	1,352
33,455		German American Bancorp, Inc	1,302
1,279,817	*	Get Bank S.A.	154
653,827	*	Getin Holding S.A.	169
239,430		Glacier Bancorp, Inc	6,829
28,748	e	Great Southern Bancorp, Inc	1,170
203,114		Great Western Bancorp, Inc	6,768
48,004	*,e	Green Bancorp, Inc	525
6,954		Greene County Bancorp, Inc	116
121,552		Gruh Finance Ltd	599
3,092,520		Grupo Aval Acciones y Valores	1,351
3,597,468		Grupo Financiero Banorte S.A. de C.V.	18,865
4,434,065	e	Grupo Financiero Inbursa S.A.	6,998
80,900	e	Grupo Financiero Interacciones S.A. de C.V.	384
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,020,274		Grupo Financiero Santander Mexico SAB de C.V.	$3,547
278,749	*,e	Grupo Supervielle S.A. (ADR)	4,128
59,827		Guaranty Bancorp	1,068
1,151,883		Gunma Bank Ltd	5,233
118,816		Hachijuni Bank Ltd	619
336,456		Hana Financial Group, Inc	8,566
180,215		Hancock Holding Co	5,844
848,488		Hang Seng Bank Ltd	15,231
165,582		Hanmi Financial Corp	4,361
9,145	*	HarborOne Bancorp, Inc	144
246,667		HDFC Bank Ltd	4,723
105,371		Heartland Financial USA, Inc	3,801
65,732		Heritage Commerce Corp	719
121,290		Heritage Financial Corp	2,177
57,351		Heritage Oaks Bancorp	470
578,983	*	Hilltop Holdings, Inc	13,004
3,162		Hingham Institution for Savings	438
92,647		Hiroshima Bank Ltd	384
564,000		Hokkoku Bank Ltd	1,705
31,700	e	Hokuetsu Bank Ltd	671
99,300		Hokuhoku Financial Group, Inc	1,336
13,260	e	Home Bancorp, Inc	371
280,745		Home Bancshares, Inc	5,842
205,395	e	Home Capital Group, Inc	4,227
42,425	*	HomeStreet, Inc	1,063
65,094	*	HomeTrust Bancshares, Inc	1,204
576,916		Hong Leong Bank BHD	1,834
96,720		Hong Leong Credit BHD	361
423,854		Hope Bancorp, Inc	7,362
35,556		Horizon Bancorp	1,045
2,705,353		Housing Development Finance Corp	56,745
14,851,377		HSBC Holdings plc	111,634
140,000		HSBC Holdings plc (Hong Kong)	1,048
5,536,024		Hua Nan Financial Holdings Co Ltd	2,841
1,764,886		Huntington Bancshares, Inc	17,402
200,692		Hyakugo Bank Ltd	727
195,000		Hyakujushi Bank Ltd	595
166,607		IBERIABANK Corp	11,183
1,100,843		ICICI Bank Ltd	4,158
657,332		ICICI Bank Ltd (ADR)	4,910
188,892		IDFC Bank Ltd	227
17,026	*,e	Impac Mortgage Holdings, Inc	225
66,664	e	Independent Bank Corp (MA)	3,606
68,035		Independent Bank Corp (MI)	1,145
59,487		Independent Bank Group, Inc	2,628
152,418,849		Industrial & Commercial Bank of China	96,736
255,692		Industrial Bank of Korea	2,788
16,158,837		ING Groep NV	199,491
130,329		International Bancshares Corp	3,881
2,349,487		Investors Bancorp, Inc	28,217
541,290	*,m	Irish Bank Resolution Corp Ltd	0
860,590	*	Israel Discount Bank Ltd	1,584
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
49,245		Iyo Bank Ltd	$298
346,817		Jammu & Kashmir Bank Ltd	405
1,153,600	e	Japan Post Bank Co Ltd	13,708
75,458		JB Financial Group Co Ltd	408
248,000		Jimoto Holdings Inc	352
561,225	m	Joyo Bank Ltd	2,352
11,399,724		JPMorgan Chase & Co	759,108
267,555		Juroku Bank Ltd	764
58,605		Jyske Bank	2,740
59,800		Kansai Urban Banking Corp	611
56,500		Kanto Tsukuba Bank Ltd	162
317,852		Karnataka Bank Ltd	703
81,430	*	Karur Vysya Bank Ltd	575
2,159,597		Kasikornbank PCL (Foreign)	11,721
596,931		KB Financial Group, Inc	20,531
271,248		KBC Groep NV	15,834
446,627		Kearny Financial Corp	6,079
795,000		Keiyo Bank Ltd	3,377
2,185,388		Keycorp	26,596
1,458,632		Kiatnakin Bank PCL (Foreign)	2,236
2,439,000		King’s Town Bank	2,064
95,300		Kiyo Bank Ltd	1,495
23,333		KJB Financial Group Co Ltd	200
165,704		Komercni Banka AS	5,746
4,343,324		Krung Thai Bank PCL (Foreign)	2,214
254,500	e	Kyushu Financial Group, Inc	1,734
16,509	e	Lake Sunapee Bank Group	298
136,361		Lakeland Bancorp, Inc	1,915
53,338		Lakeland Financial Corp	1,889
28,525	e	Laurentian Bank of Canada	1,066
19,826		LCNB Corp	361
315,419		LegacyTexas Financial Group, Inc	9,977
27,106	*,e	LendingTree, Inc	2,627
3,279,028		LH Financial Group PCL	159
305,814	*,e	Liberbank S.A.	257
1,162,998		LIC Housing Finance Ltd	10,137
45,904	e	Live Oak Bancshares, Inc	662
40,436,783		Lloyds TSB Group plc	28,569
169,906		M&T Bank Corp	19,726
61,017	e	Macatawa Bank Corp	488
69,516		MainSource Financial Group, Inc	1,734
2,918,469		Malayan Banking BHD	5,297
984,302		Malaysia Building Society	223
391,888		Masraf Al Rayan	3,818
191,027		MB Financial, Inc	7,267
45,304		MBT Financial Corp	410
5,994,266		Mediobanca S.p.A.	39,013
12,806,734		Mega Financial Holding Co Ltd	9,034
51,036		Mercantile Bank Corp	1,370
15,931		Merchants Bancshares, Inc	516
132,963		Meridian Bancorp, Inc	2,070
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
40,417		Meta Financial Group, Inc	$2,450
3,504,937		Metropolitan Bank & Trust	6,176
1,206,679	*	MGIC Investment Corp	9,653
12,041	e	Middleburg Financial Corp	341
21,788		Midland States Bancorp, Inc	552
9,900	e	Midsouth Bancorp, Inc	103
19,438		MidWestOne Financial Group, Inc	590
19,300		Mie Bank Ltd	381
46,700		Minato Bank Ltd	747
19,640,859		Mitsubishi UFJ Financial Group, Inc	99,502
424,646		Mitsui Trust Holdings, Inc	13,874
341,000		Miyazaki Bank Ltd	906
70,207		Mizrahi Tefahot Bank Ltd	893
25,574,063		Mizuho Financial Group, Inc	43,104
7,333,823	*,g	Moneta Money Bank AS.	23,355
23,568		Musashino Bank Ltd	596
12,086	e	MutualFirst Financial, Inc	335
24,893		Nanto Bank Ltd	881
2,229,918		National Australia Bank Ltd	47,934
133,345		National Bank Holdings Corp	3,116
726,939		National Bank of Abu Dhabi PJSC	1,814
661,623	e	National Bank of Canada	23,460
6,524,477	*	National Bank of Greece S.A.	1,364
16,291	e	National Bankshares, Inc	599
19,575	*,e	National Commerce Corp	530
75,982	*,e	Nationstar Mortgage Holdings, Inc	1,125
535,588		Natixis	2,499
99,240		NBT Bancorp, Inc	3,262
381,651		Nedbank Group Ltd	6,208
1,028,631		New York Community Bancorp, Inc	14,637
17,303	*,e	Nicolet Bankshares, Inc	664
695,300	m	Nishi-Nippon City Bank Ltd	1,488
429,668	*	NMI Holdings, Inc	3,274
1,536,542	g	Nordax Group AB	8,615
2,107,149		Nordea Bank AB	20,925
1,002,900		North Pacific Bank Ltd	3,557
134,662		Northfield Bancorp, Inc	2,168
16,354		Northrim BanCorp, Inc	421
218,801		Northwest Bancshares, Inc	3,437
53,918		OceanFirst Financial Corp	1,038
111,370	*,e	Ocwen Financial Corp	409
137,331		OFG Bancorp	1,388
380,000		Ogaki Kyoritsu Bank Ltd	1,267
117,000		Oita Bank Ltd	426
21,312	e	Old Line Bancshares, Inc	420
309,742		Old National Bancorp	4,355
69,228		Old Second Bancorp, Inc	575
474,667		OneSavings Bank plc	1,561
189,900		Opus Bank	6,717
62,360		Oriental Bank of Commerce	118
114,022		Oritani Financial Corp	1,792
16,485	e	Orrstown Financial Services, Inc	326
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
569,938		OTP Bank	$14,973
2,759,619		Oversea-Chinese Banking Corp	17,587
66,709		Pacific Continental Corp	1,122
35,460	*	Pacific Mercantile Bancorp	261
115,251	*	Pacific Premier Bancorp, Inc	3,050
249,492		PacWest Bancorp	10,706
231,747		Paragon Group of Cos plc	940
30,214	e	Park National Corp	2,901
244,643		Park Sterling Bank	1,987
65,810		Peapack Gladstone Financial Corp	1,475
11,744	e	Penns Woods Bancorp, Inc	522
33,632	*	PennyMac Financial Services, Inc	572
73,800		Peoples Bancorp, Inc	1,815
17,398	e	Peoples Financial Services Corp	709
486,521	e	People’s United Financial, Inc	7,697
28,862		People’s Utah Bancorp	587
99,198	*	Permanent TSB Group Holdings plc	229
309,481	*	PHH Corp	4,472
3,000,000		Philippine National Bank	3,607
4,391,703	e	Piccolo Credito Valtellinese Scarl	1,525
169,964		Pinnacle Financial Partners, Inc	9,192
7,695,225	*	Piraeus Bank S.A.	1,171
2,174,563		PNC Financial Services Group, Inc	195,906
319,333		Popular, Inc	12,205
1,015,514		Powszechna Kasa Oszczednosci Bank Polski S.A.	6,937
79,935		Preferred Bank	2,858
19,743	e	Premier Financial Bancorp, Inc	338
254,025		PrivateBancorp, Inc	11,665
175,403		Prosperity Bancshares, Inc	9,628
10,080	*,e	Provident Bancorp, Inc	157
11,536		Provident Financial Holdings, Inc	226
188,324		Provident Financial Services, Inc	3,998
66,937,300		PT Bank Bukopin Tbk	3,133
12,744,174		PT Bank Central Asia Tbk	15,372
3,544,557		PT Bank Danamon Indonesia Tbk	1,102
12,584,800		PT Bank Jabar Banten Tbk	1,556
10,430,580		PT Bank Mandiri Persero Tbk	9,000
23,614,419		PT Bank Negara Indonesia	10,074
44,500,000	*	PT Bank Pan Indonesia Tbk	2,819
31,354,700		PT Bank Pembangunan Daerah Jawa Timur Tbk	1,360
13,135,894		PT Bank Tabungan Negara Tbk	1,937
5,430,784		Public Bank BHD	26,028
90,454		Qatar Islamic Bank SAQ	2,606
218,815		Qatar National Bank	9,362
28,140		QCR Holdings, Inc	893
818,169		Radian Group, Inc	11,086
17,387	*	Raiffeisen International Bank Holding AG.	265
444,470	*	RBL Bank Ltd	1,944
2,311,020		Regions Financial Corp	22,810
92,209		Renasant Corp	3,101
23,218		Republic Bancorp, Inc (Class A)	722
80,343	*,e	Republic First Bancorp, Inc	330
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,192,494		Resona Holdings, Inc	$26,043
595,802		RHB Capital BHD	670
68,220		Rizal Commercial Banking Corp	51
5,200	*,m	Roskilde Bank	0
2,387,637	*	Royal Bank of Canada	147,886
31,540		Royal Bank of Canada (Toronto)	1,954
5,887,042	*	Royal Bank of Scotland Group plc	13,629
81,571		S&T Bancorp, Inc	2,365
54,363		Sandy Spring Bancorp, Inc	1,662
386,900		San-In Godo Bank Ltd	2,644
6,123,682		Sberbank of Russian Federation (ADR)	57,486
129,390	*	Seacoast Banking Corp of Florida	2,082
270,350		Security Bank Corp	1,349
192,191	*	Sekerbank TAS	74
876,780		Senshu Ikeda Holdings, Inc	3,860
52,844	e	ServisFirst Bancshares, Inc	2,743
630,593	e	Seven Bank Ltd	2,020
274,993	*,g	Shawbrook Group plc	852
175,000		Shiga Bank Ltd	853
125,000		Shikoku Bank Ltd	267
811,881		Shinhan Financial Group Co Ltd	29,735
2,740,055		Shinsei Bank Ltd	4,155
282,400		Shizuoka Bank Ltd	2,263
28,906		Shore Bancshares, Inc	341
24,640		SI Financial Group, Inc	325
1,695,417		Siam Commercial Bank PCL (Foreign)	7,276
39,900		Sierra Bancorp	749
165,224	*	Signature Bank	19,571
96,390		Simmons First National Corp (Class A)	4,810
7,591,190		SinoPac Financial Holdings Co Ltd	2,247
147,723	*,g	Skandiabanken ASA	1,092
1,019,009		Skandinaviska Enskilda Banken AB (Class A)	10,243
1,225,160		Societe Generale	42,383
2,578,170		South Indian Bank Ltd	848
148,312		South State Corp	11,129
13,710	*	Southern First Bancshares, Inc	378
13,441		Southern Missouri Bancorp, Inc	335
28,245		Southern National Bancorp of Virginia, Inc	369
56,248		Southside Bancshares, Inc	1,810
95,534		Southwest Bancorp, Inc	1,814
88,964		Spar Nord Bank A/s	860
240,517	e	Sparebanken Midt-Norge	1,677
210,258		Sparebanken Nord-Norge	1,089
3,040		St Galler Kantonalbank	1,190
2,863,461		Standard Bank Group Ltd	29,423
1,265,477		Standard Chartered plc	10,298
79,243		State Bank & Trust Co	1,808
30,377		State Bank of Bikaner & Jaip	308
1,805,492		State Bank of India	6,839
556,949		Sterling Bancorp/DE	9,747
47,796		Stock Yards Bancorp, Inc	1,575
46,958		Stonegate Bank	1,585
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
41,029		Suffolk Bancorp	$1,427
3,057,412		Sumitomo Mitsui Financial Group, Inc	103,278
20,963	e	Summit Financial Group, Inc	402
27,504		Sun Bancorp, Inc	634
1,136,286		SunTrust Banks, Inc	49,769
152,290		Suruga Bank Ltd	3,650
104,138	*	SVB Financial Group	11,511
349,994		Svenska Handelsbanken AB	4,811
1,745,428		Swedbank AB (A Shares)	41,012
185,179		Sydbank AS	5,645
194,891		Syndicate Bank	215
201,416		Synovus Financial Corp	6,552
2,310,940		Taichung Commercial Bank	657
9,532,609		Taishin Financial Holdings Co Ltd	3,557
1,415,087		Taiwan Business Bank	361
10,373,319		Taiwan Cooperative Financial Holding	4,593
1,297,764		TCF Financial Corp	18,831
656,872		TCS Group Holding plc (ADR)	4,792
18,173		Territorial Bancorp, Inc	521
146,244	*	Texas Capital Bancshares, Inc	8,032
220,507		TFS Financial Corp	3,927
2,918,400		Thanachart Capital PCL	3,411
95,047	*	The Bancorp, Inc	610
1,012,380		Tisco Bank PCL	1,537
8,995,387		TMB Bank PCL (Foreign)	552
105,000		Tochigi Bank Ltd	426
158,000		Toho Bank Ltd	556
23,893		Tokyo TY Financial Group, Inc	668
319,000		Tomony Holdings, Inc	1,486
33,110		Tompkins Trustco, Inc	2,530
3,639,990		Toronto-Dominion Bank	161,586
515,000		Towa Bank Ltd	455
131,911		TowneBank	3,170
105,386		Trico Bancshares	2,821
53,003	*	Tristate Capital Holdings, Inc	856
48,973	*	Triumph Bancorp, Inc	972
439,377		Trustco Bank Corp NY	3,115
156,264		Trustmark Corp	4,307
3,381,109		Turkiye Garanti Bankasi AS	8,959
717,983		Turkiye Halk Bankasi AS	2,182
1,828,369		Turkiye Is Bankasi (Series C)	2,894
2,114,631		Turkiye Sinai Kalkinma Bankasi AS	937
749,839		Turkiye Vakiflar Bankasi Tao	1,147
104,766		UMB Financial Corp	6,228
737,035		Umpqua Holdings Corp	11,092
4,042,198	e	UniCredit S.p.A	9,422
519,881		Union Bank of India	1,075
1,566,039		Union Bank Of Taiwan	440
173,856		Union Bankshares Corp	4,654
9,284	e	Union Bankshares, Inc	316
153,495	e	United Bankshares, Inc	5,782
307,442		United Community Banks, Inc	6,462
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
111,851		United Community Financial Corp	$795
227,273		United Financial Bancorp, Inc (New)	3,145
1,107,356		United Overseas Bank Ltd	15,363
56,711		Univest Corp of Pennsylvania	1,325
4,576,761		US Bancorp	196,297
16,219		Valiant Holding	1,492
576,494		Valley National Bancorp	5,609
20,200	*,e	Veritex Holdings, Inc	351
462,817		Vijaya Bank	284
1,835,757		Virgin Money Holdings UK plc	7,405
3,754,079		VTB Bank OJSC (GDR)	8,364
86,471	*	Walker & Dunlop, Inc	2,184
55,654	*,e	Walter Investment Management Corp	226
212,052		Washington Federal, Inc	5,658
50,041		Washington Trust Bancorp, Inc	2,013
17,932		WashingtonFirst Bankshares, Inc	441
81,502		Waterstone Financial, Inc	1,385
274,339		Webster Financial Corp	10,428
20,309,020	n	Wells Fargo & Co	899,283
93,350		WesBanco, Inc	3,069
45,588		West Bancorporation, Inc	894
58,225	e	Westamerica Bancorporation	2,963
242,312	*	Western Alliance Bancorp	9,096
32,883		Westfield Financial, Inc	252
5,571,678	e	Westpac Banking Corp	126,768
196,857		Wintrust Financial Corp	10,939
566,648	*	WMIH Corp	1,326
1,073,480		Woori Bank	11,158
64,401		WSFS Financial Corp	2,350
87,158	*,e	Xenith Bankshares, Inc	201
130,918		Yadkin Financial Corp	3,442
107,000	e	Yamagata Bank Ltd	452
107,492	e	Yamaguchi Financial Group, Inc	1,146
145,000		Yamanashi Chuo Bank Ltd	626
6,456,546		Yapi ve Kredi Bankasi	7,893
1,517,793		Yes Bank Ltd	28,680
3,046,823		Zions Bancorporation	94,512
		TOTAL BANKS	8,423,430

CAPITAL GOODS - 7.8%
3,174,832		3M Co	559,501
175,716		A.O. Smith Corp	17,359
81,429		Aalberts Industries NV	2,773
93,154		Aaon, Inc	2,685
152,542		AAR Corp	4,778
3,162,890		ABB Ltd	71,285
225,821	e	Abengoa S.A. (B Shares)	55
3,424,447		Aboitiz Equity Ventures, Inc	5,363
372,000		AcBel Polytech, Inc	285
101,079	*	Accuride Corp	259
546,403		ACS Actividades Construccion y Servicios S.A.	16,517
139,393	e	Actuant Corp (Class A)	3,239
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
94,408		Acuity Brands, Inc	$24,980
643,625		Adani Enterprises Ltd	638
70,157		Aditya Birla Nuvo Ltd	1,439
478,200		Advan Co Ltd	4,354
78,904	e	Advanced Drainage Systems, Inc	1,898
301,586	*	Aecom Technology Corp	8,966
168,422		Aecon Group, Inc	2,326
160,676	*	Aegion Corp	3,064
470,629	*	AerCap Holdings NV	18,114
165,344	*	Aerojet Rocketdyne Holdings, Inc	2,907
8,450	*	AeroSpace Technology of Korea, Inc	140
47,449	*	Aerovironment, Inc	1,158
32,135	*,e	AFG Arbonia-Forster Hldg	501
12,672	e	AG Growth International Inc	429
975,156		AGCO Corp	48,095
46,794		AIA Engineering Ltd	908
41,499		Aica Kogyo Co Ltd	1,104
86,400		Aichi Corp	633
69,800		Aida Engineering Ltd	559
245,084		Air Lease Corp	7,004
113,031		Aircastle Ltd	2,245
480,740		Airtac International Group	4,295
27,939		Alamo Group, Inc	1,841
67,663		Alarko Holding AS	80
144,097		Albany International Corp (Class A)	6,107
103,159	e	Alfa Laval AB	1,617
5,601,014		Alfa S.A. de C.V. (Class A)	8,741
24,562	e,g	Alimak Group AB	253
246,241		Allegion plc	16,968
14,164,565		Alliance Global Group, Inc	4,657
24,711		Allied Motion Technologies, Inc	467
552,847		Allison Transmission Holdings, Inc	15,856
31,744		Alstom Projects India Ltd	263
71,509	*	Alstom RGPT	1,892
97,738		Alstom T&D India Ltd	493
57,780		Altra Holdings, Inc	1,674
305,636		Amada Co Ltd	3,179
38,456		Amara Raja Batteries Ltd	585
53,490	*	Ameresco, Inc	281
19,210	e	American Railcar Industries, Inc	797
29,668	*,e	American Superconductor Corp	208
95,530	*	American Woodmark Corp	7,697
496,683		Ametek, Inc	23,731
23,118		Andritz AG.	1,258
23,700	*	Anest Iwata Corp	244
69,498		Apogee Enterprises, Inc	3,106
136,761		Applied Industrial Technologies, Inc	6,392
2,588,598	*	Arabtec Holding Co	1,034
221,212		Arcadis NV	3,179
16,667	*,e	Arcam AB	570
51,527		Argan, Inc	3,050
52,763	*	Armstrong Flooring, Inc	996
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
115,143	*	Armstrong World Industries, Inc	$4,758
42,100	e	Asahi Diamond Industrial Co Ltd	341
2,533,911		Asahi Glass Co Ltd	16,384
1,441,647		Ashok Leyland Ltd	1,728
41,344		Ashoka Buildcon Ltd	106
2,596,983		Ashtead Group plc	42,680
919,908		Assa Abloy AB	18,681
30,327	e	Astaldi S.p.A.	114
50,044		Astec Industries, Inc	2,996
28,802		Astral Polytechnik Ltd	190
65,905	*	Astronics Corp	2,969
858,016		Asunaro Aoki Construction Co Ltd	5,765
23,671	*	Atkore International Group, Inc	444
442,233		Atlas Copco AB (A Shares)	13,313
173,952		Atlas Copco AB (B Shares)	4,753
85,720	*	ATS Automation Tooling Systems, Inc	719
3,291,991	e	Austal Ltd	3,741
3,220,000	*,e	AVIC International Holding HK Ltd	231
2,767,019		AviChina Industry & Technology Co	1,877
69,312		AZZ, Inc	4,524
67,429		B&B Tools AB	1,506
117,795	*	Babcock & Wilcox Enterprises, Inc	1,944
31,652	e	Badger Daylighting Ltd	684
9,194,657		BAE Systems plc	62,462
566,053	*	Balfour Beatty plc	2,048
74,000		Bando Chemical Industries Ltd	736
398,000		Baoye Group Co Ltd	271
200,011		Barloworld Ltd	1,211
243,329		Barnes Group, Inc	9,867
9,111		Bauer AG.	130
10,923	e	BayWa AG.	355
163,049		BE Aerospace, Inc	8,423
53	*,m	Beacon Power Corp	0	^
166,981	*	Beacon Roofing Supply, Inc	7,025
577,299		Beijing Enterprises Holdings Ltd	2,946
1,223,000	g	Beijing Urban Construction Design & Development Group Co Ltd	770
9,958		BEML Ltd	131
2,350,100		Berjaya Corp BHD	191
1,237,000		BES Engineering Corp	217
629,852		Bharat Heavy Electricals	1,279
502,430	e	Bidvest Group Ltd	5,924
44,032		Biesse S.p.A.	698
99,549	e	Bird Construction Income Fund	861
82,156		Bizlink Holdings Inc	430
2,482,100		BJC Heavy Industries PCL-F	416
12,914	*,e	Blue Bird Corp	189
21,573		Blue Star Ltd	178
128,273	*	BMC Stock Holdings, Inc	2,274
25,772		Bobst Group AG.	1,439
7,500	g	BOC Aviation Ltd	39
156,920		Bodycote plc	1,196
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,439,166		Boeing Co	$189,596
1,745,000	e	Boer Power Holdings Ltd	798
1,360,888	*	Bombardier, Inc	1,867
69,265		Boskalis Westminster	2,465
4,696		Bossard Holding AG.	618
253,754		Bouygues S.A.	8,415
109,802	e	Brammer plc	171
24,803		Brenntag AG.	1,355
98,255		Briggs & Stratton Corp	1,832
1,112		Brookfield Business Partners LP	29
5,442		Bucher Industries AG.	1,363
20,374		Budimex S.A.	1,116
195,940	*,e	Builders FirstSource, Inc	2,255
47,000		Bunka Shutter Co Ltd	374
287,395		Bunzl plc	8,475
34,803		Burckhardt Compression Holding AG.	9,856
8,514		Burkhalter Holding AG.	1,152
280,629		BWX Technologies, Inc	10,768
35,338		Byucksan Corp	172
554,667		CAE, Inc	7,876
303,034		Caesarstone Sdot-Yam Ltd	11,427
32,349	*	CAI International, Inc	268
25,828		Carbone Lorraine	524
33,573		Cargotec Corp (B Shares)	1,541
1,206,409	e	Carillion plc	3,876
154,996		Carlisle Cos, Inc	15,898
1,328,230		Caterpillar, Inc	117,907
644,500		CB Industrial Product Holding BHD	335
1,163,327		Central Glass Co Ltd	4,581
27,562		CENTROTEC Sustainable AG.	478
2,803		Cera Sanitaryware Ltd	100
1,795,000	*	CGN Mining Co Ltd	138
365,225		CH Karnchang PCL	312
400,000		CH Karnchang PCL (ADR)	342
152,300		Changchai Co Ltd	98
70,412	*	Chart Industries, Inc	2,312
85,815		Cheil Industries, Inc	11,664
240,364	e	Chemring Group plc	438
550,300	*,m	Chengde Nanjiang Co Ltd	205
120,281		Chicago Bridge & Iron Co NV	3,371
395,249		Chicony Power Technology Co Ltd	542
164,500	e	China Aircraft Leasing Group Holdings Ltd	213
2,738,000	*,e	China Chengtong Development Group Ltd	257
15,781,192		China Communications Construction Co Ltd	16,748
1,704,000		China Conch Venture Holdings Ltd	3,335
1,656,000	e	China Energine International Holdings Ltd	132
287,750		China Fangda Group Co Ltd	272
3,403,000		China High Speed Transmission Equipment Group Co Ltd	3,460
930,800	*,e	China Huarong Energy Co Ltd	55
1,019,000		China Lesso Group Holdings Ltd	696
10,240,000	*	China Ocean Shipbuilding Industry Group Ltd	311
8,469,443	e	China Railway Construction Corp	9,705
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,334,127	e	China Railway Group Ltd	$3,169
2,713,680	e	China Singyes Solar Technologies Holdings Ltd	1,406
2,068,685		China State Construction International Holdings Ltd	2,737
14,015,000	*,e	China Strategic Holdings Ltd	332
14,615		China Yuchai International Ltd	159
318,800	e	Chip Eng Seng Corp Ltd	149
128,000		Chiyoda Corp	1,054
31,100	*	Chiyoda Integre Co Ltd	633
17,562,000		Chongqing Machinery & Electric Co Ltd	2,098
28,900		Chudenko Corp	585
606,375		Chung Hsin Electric & Machinery Manufacturing Corp	343
391,082	e	CIMIC Group Ltd	8,661
446,299		CIR-Compagnie Industriali Riunite S.p.A.	457
38,545		CIRCOR International, Inc	2,296
7,031,796		Citic Pacific Ltd	10,112
2,695,000	*,e	Citic Resources Holdings Ltd	333
14,987		CJ Corp	2,545
3,761,316	e	CK Hutchison Holdings Ltd	48,078
44,900		CKD Corp	544
110,781		Clarcor, Inc	7,201
205,896	e	CNH Industrial NV	1,474
195,266		Coastal Contracts BHD	71
587,431		Cobham plc	1,278
607,282	*	Colfax Corp	19,087
79,178		Columbus McKinnon Corp	1,413
309,610		Comfort Systems USA, Inc	9,075
3,242,881		Compagnie de Saint-Gobain	140,319
6,177	e	Compagnie d’Entreprises CFE	679
257,700	e	COMSYS Holdings Corp	4,579
72,248		Concentric AB	973
19,000,000	e	Concord New Energy Group Ltd	1,001
73,386	*	Consolidated Infrastructure Group Ltd	138
1,537		Construcciones y Auxiliar de Ferrocarriles S.A.	618
258,070	*	Continental Building Products Inc	5,417
934,450		Continental Engineering Corp	300
1,825		Conzzeta AG.	1,259
1,338,000	e	Cosco Corp Singapore Ltd	261
20,485		Cosel Co Ltd	248
73,638		Costain Group plc	343
117,936		Cramo Oyj (Series B)	3,037
122,671		Crane Co	7,729
1,006,500		CRCC High-Tech Equipment Corp Ltd	472
830,762		Crompton Greaves Ltd	937
4,508,321		CRRC Corp Ltd	4,104
6,011		CS Wind Corp	135
901,590		CSBC Corp Taiwan	390
33,094	*	CSW Industrials, Inc	1,072
1,959,000		CTCI Corp	2,875
58,486		Cubic Corp	2,738
194,033		Cummins, Inc	24,865
178,871		Curtiss-Wright Corp	16,297
31,210		Daelim Industrial Co	2,363
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,669		Daetwyler Holding AG.	$961
139,465	*	Daewoo Engineering & Construction Co Ltd	812
46,778		Daewoo International Corp	1,051
75,000	m	Daewoo Shipbuilding & Marine Engineering Co Ltd	153
76,100		Daifuku Co Ltd	1,397
82,641		Daihen Corp	441
81,000	*	Daiho Corp	449
105,000		Daiichi Jitsugyo Co Ltd	574
198,775		Daikin Industries Ltd	18,549
24,100		Daiwa Industries Ltd	218
138,000		Dalian Refrigeration Co Ltd	110
1,390,365		Danaher Corp	108,991
24,863		Danieli & Co S.p.A.	480
35,247		Danieli & Co S.p.A. (RSP)	472
17,863		Dawonsys Co Ltd	271
77,170		DCC plc	7,011
675,050	e	Deere & Co	57,616
7,800		Denyo Co Ltd	81
257,229		Deutz AG.	1,299
20,547	*,e	Dialight plc	186
4,275,851		Dialog Group BHD	1,511
317,355	*	DigitalGlobe, Inc	8,727
204,006		Diploma plc	2,324
68,133	*	DIRTT Environmental Solutions	259
7,581,280		DMCI Holdings, Inc	1,891
36,836		DMG Mori AG.	1,796
1,034,376	*	Dogan Sirketler Grubu Holdings	276
111,385		Donaldson Co, Inc	4,158
141,607		Dong Yang Gang Chul Co Ltd	639
191,169		Dongkuk Structures & Construction Co Ltd	1,298
21,971	*	Doosan Engine Co Ltd	85
278,182		Doosan Heavy Industries and Construction Co Ltd	6,583
231,560	*	Doosan Infracore Co Ltd	1,673
51,795		Douglas Dynamics, Inc	1,654
1,336,779		Dover Corp	98,440
31,632	*	Ducommun, Inc	722
102,461	e	Duerr AG.	8,615
66,382	e	Duro Felguera S.A.	89
62,748	*	DXP Enterprises, Inc	1,769
98,622	*,e	Dycom Industries, Inc	8,065
30,630	e	Dynamic Materials Corp	327
5,017,800		Dynasty Ceramic PCL	631
1,268		e Tec E&C Ltd	121
607,484		Eaton Corp	39,918
72,566		Ebara Corp	2,148
21,571		Eicher Motors Ltd	8,062
55,708		Eiffage S.A.	4,329
42,101		Elbit Systems Ltd	4,026
1,888		Electra Israel Ltd	259
474,300	*,e,g	Elementia SAB de C.V.	501
38,702	e,g	Eltel AB	387
197,348		EMCOR Group, Inc	11,766
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
738,216		Emerson Electric Co	$40,240
1,757,226		Empresa Brasileira de Aeronautica S.A.	7,570
61,896		Encore Wire Corp	2,276
4,062,000	*,e	Enerchina Holdings Ltd	159
37,400	*,e	Energous Corp	733
76,521	*,e	Energy Recovery, Inc	1,223
184,908		EnerSys	12,794
68,135		Engility Holdings, Inc	2,146
178,369		Engineers India Ltd	667
83,554		EnPro Industries, Inc	4,748
546,000	e	Enric Energy Equipment Holdings Ltd	239
30,000	e	EPCO Co Ltd	414
59,646		ESCO Technologies, Inc	2,769
48,926		Escorts Ltd	277
68,701	*	Esterline Technologies Corp	5,224
509,784		European Aeronautic Defence and Space Co	30,919
3,504,000	e	EVA Precision Industrial Holdings Ltd	423
55,121		Exco Technologies Ltd	508
15,640	*	FACC AG.	92
8,958		Faiveley S.A.	994
38,441		Fanuc Ltd	6,493
672,000		Far East Global Group Ltd	90
6,750,243		Far Eastern Textile Co Ltd	5,064
669,568		Fastenal Co	27,975
11,370,000	*,e	FDG Electric Vehicles Ltd	575
169,201		Federal Signal Corp	2,244
4,374		Feintool International Holding AG.	522
171,374		Fenner plc	444
887,791		Ferrovial S.A.	18,903
448,541	*,e	Fincantieri S.p.A	215
37,331	*	Finetex EnE, Inc	235
294,639	*	Finmeccanica S.p.A.	3,340
264,000		Finning International, Inc	4,910
139,765		Finolex Cables Ltd	928
420,000		First Tractor Co	230
122,636		Flowserve Corp	5,916
31,498	e	FLSmidth & Co AS	1,185
203,897		Fluor Corp	10,464
55,000	*	Fomento de Construcciones y Contratas S.A.	522
3,185		Force Motors Ltd	168
1,024,933		Fortive Corp	52,169
595,233		Fortune Brands Home & Security, Inc	34,583
234,930		Foshan Electrical and Lighting Co Ltd	196
3,088,624		Fosun International	4,677
106,185		Franklin Electric Co, Inc	4,323
97,290	e	Freightcar America, Inc	1,399
267,800	e	Fudo Tetra Corp	453
62,353	*,e	FuelCell Energy, Inc	338
963,438		Fuji Electric Holdings Co Ltd	4,428
56,292	e	Fuji Machine Manufacturing Co Ltd	651
274,978		Fujikura Ltd	1,502
137,700	e	Fujitec Co Ltd	1,640
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
81,000		Fukuda Corp	$896
12,600		Fukushima Industries Corp	413
357,000		Furukawa Co Ltd	560
219,200		Furukawa Electric Co Ltd	5,964
106,119	e	Futaba Corp/Chiba	1,732
309,407		Galliford Try plc	5,312
600,043		Gamesa Corp Tecnologica S.A.	14,377
2,048,903		Gamuda BHD	2,428
95,989	e	GATX Corp	4,276
15,297		Gayatri Projects Ltd	146
32,652	e	GEA Group AG.	1,815
6,339		Geberit AG.	2,779
24,600		Gecoss Corp	214
14,451	*	Gencor Industries, Inc	173
152,707	*,e	Generac Holdings, Inc	5,543
220,198		General Cable Corp	3,299
608,235		General Dynamics Corp	94,374
24,999,909		General Electric Co	740,497
4,818		Georg Fischer AG.	4,224
2,514		Gesco AG.	197
172,560	*	Gibraltar Industries, Inc	6,411
9,300	e	Giken Seisakusho Co, Inc	172
193,352		Global Brass & Copper Holdings, Inc	5,586
47,856		Glory Ltd	1,578
2,020,439	*	GMR Infrastructure Ltd	386
50,325	*	GMS, Inc	1,119
51,127		Gorman-Rupp Co	1,309
73,829		Graco, Inc	5,463
286,643		Grafton Group plc	1,846
22,807		Graham Corp	436
150,302	e	Grana y Montero S.A. (ADR)	1,254
91,690		Granite Construction, Inc	4,561
147,821	*	Great Lakes Dredge & Dock Corp	517
68,627		Greaves Cotton Ltd	134
63,667	e	Greenbrier Cos, Inc	2,247
131,645	e	Griffon Corp	2,239
493,284		Grupo Carso S.A. de C.V. (Series A1)	1,971
142,600	e	Grupo Rotoplas SAB de C.V.	245
52,695	*	GS Engineering & Construction Corp	1,417
437,000		GS Yuasa Corp	1,801
2,220,680		Gunkul Engineering PCL	299
623,678	e	GWA International Ltd	1,379
72,969		H&E Equipment Services, Inc	1,223
808,813		Haitian International Holdings Ltd	1,599
32,868		Haldex AB	462
105,244	*	Halim Co Ltd	411
255,696		Hangzhou Steam Turbine Co	327
61,790	*	Hanjin Heavy Industries & Construction Co Ltd	240
2,846,395		Hanwa Co Ltd	17,282
177,916		Hanwha Corp	5,696
44,921	*,m	Hanwha Corp	693
583,100		HAP Seng Consolidated BHD	1,086
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,950,000		Harbin Power Equipment	$943
30,633		Hardinge, Inc	341
24,100	e	Harmonic Drive Systems, Inc	702
425,229		Harsco Corp	4,223
232,068		Havells India Ltd	1,460
604,700		Hazama Ando Corp	3,681
188,210	*,e	HC2 Holdings, Inc	1,026
776,479	*	HD Supply Holdings, Inc	24,832
64,636		HEICO Corp	4,473
117,401		HEICO Corp (Class A)	7,104
197,674	*,e	Heidelberger Druckmaschinen	478
276,369	*	Hellenic Technodomiki Tev S.A.	391
166,289	*	Herc Holdings, Inc	5,604
60,645	e	Hexagon Composites ASA	218
557,538		Hexcel Corp	24,699
38,800	e	Hibiya Engineering Ltd	638
139,019		Hillenbrand, Inc	4,399
413,825	*	Hindustan Construction Co	218
94,820		Hino Motors Ltd	1,013
45,000		Hisaka Works Ltd	380
36,891		Hitachi Construction Machinery Co Ltd	736
42,700	*	Hitachi Koki Co Ltd	311
137,200		Hitachi Zosen Corp	697
238,547		Hiwin Technologies Corp	1,252
34,638		Hochtief AG.	4,888
231,835		Hock Seng Lee BHD	98
4,736,198		Honeywell International, Inc	552,193
85,200		Hong Leong Industries BHD	191
988,800	e	Hopewell Holdings	3,624
80,709		Hoshizaki Electric Co Ltd	7,365
115,429		Hosken Consolidated Investments Ltd	1,075
787,605		Howden Joinery Group plc	4,413
5,655,000	e	Hsin Chong Construction Group Ltd	309
109,800	*	Huangshi Dongbei Electrical Appliance Co Ltd	202
49,954		Hubbell, Inc	5,382
17,822		Huber & Suhner AG.	1,189
54,156		Hudaco Industries Ltd	405
236,817		Huntington Ingalls	36,332
23,015		Hurco Cos, Inc	646
8,176		Hy-Lok Corp	161
22,148		Hyster-Yale Materials Handling, Inc	1,332
5,818		Hyundai Corp	116
67,831		Hyundai Development Co	3,180
12,724	*	Hyundai Elevator Co Ltd	788
117,771		Hyundai Engineering & Construction Co Ltd	4,238
46,489	*	Hyundai Heavy Industries	5,878
10,250	*	Hyundai Mipo Dockyard	697
23,563	*	Hyundai Rotem Co Ltd	443
20,000		Idec Corp	186
119,638		IDEX Corp	11,195
15,042	*	IES Holdings, Inc	268
2,976,412		IJM Corp BHD	2,310
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
19,608		Iljin Holdings Co Ltd	$124
616,927	e	Illinois Tool Works, Inc	73,933
77,282		IMARKETKOREA, Inc	906
64,297		IMI plc	895
32,621		Implenia AG.	2,307
160,690	e	Impregilo S.p.A.	463
17,748		IMS-Intl Metal Service	319
40,010		Inaba Denki Sangyo Co Ltd	1,446
50,500		Inabata & Co Ltd	519
41,381		Indus Holding AG.	2,359
41,563		Industria Macchine Automatiche S.p.A.	2,761
170,579		Industries Qatar QSC	5,057
88,881		Indutrade AB	1,909
8,323		Ingersoll-Rand India Ltd	89
1,198,846		Ingersoll-Rand plc	81,450
99,251		Insteel Industries, Inc	3,597
65,794		Interpump Group S.p.A.	1,121
113,270		Interserve plc	542
112,345		Invicta Holdings Ltd	459
153,702		Inwido AB	2,079
57,400		Iochpe-Maxion S.A.	309
231,058		IRB Infrastructure Developers Ltd	852
30,258		IS Dongseo Co Ltd	1,528
146,000	e	Iseki & Co Ltd	363
1,847		ISGEC Heavy Engineering Ltd	125
18,190,301	e	Ishikawajima-Harima Heavy Industries Co Ltd	52,865
1,426,950	*	Italian-Thai Development PCL	211
2,780,633		Itochu Corp	35,007
130,910		ITT, Inc	4,692
64,128	*	IVRCL Infrastructures & Projects Ltd	5
509,000		Iwatani International Corp	3,143
224,467	*	Jacobs Engineering Group, Inc	11,609
4,585,283	*	Jain Irrigation Systems Ltd	6,184
6,900	e	Jamco Corp	140
61,604		Japan Pulp & Paper Co Ltd	201
73,200		Japan Steel Works Ltd	1,663
270,936	e	Jardine Matheson Holdings Ltd	16,421
3,176,617		JG Summit Holdings (Series B)	4,891
37,181		JGC Corp	647
68,134		John Bean Technologies Corp	4,807
642,861	g	John Laing Group plc	2,271
564,875		Johnson Electric Holdings Ltd	1,446
229,068		Joy Global, Inc	6,354
950,291		JTEKT Corp	14,273
22,500		Juki Corp	165
54,137		Jungheinrich AG.	1,832
3,337		JVM Co Ltd	174
50,837		Kadant, Inc	2,649
44,079		Kajaria Ceramics Ltd	920
1,703,724		Kajima Corp	11,922
38,227		Kalpataru Power Transmission Ltd	150
230,300	*	Kama Co Ltd	279
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
62,959	e	Kaman Corp	$2,765
48,200		Kamei Corp	421
38,200		Kanamoto Co Ltd	982
323,000	e	Kandenko Co Ltd	2,980
470,000		Kanematsu Corp	730
1,395,532		KAP Industrial Holdings Ltd	761
5,371		Kardex AG.	517
17,200	e	Katakura Industries Co Ltd	205
15,200	e	Kato Works Co Ltd	319
3,905,171		Kawasaki Heavy Industries Ltd	12,099
541,598		KBR, Inc	8,194
16,689		KCC Corp	6,014
61,861		KEC International Ltd	117
339,146		Keihan Electric Railway Co Ltd	2,372
58,649		Keller Group plc	666
21,991		Kendrion NV	671
1,149,139		Kennametal, Inc	33,348
12,193		KEPCO Engineering & Construction Co, Inc	324
1,083,877	e	Keppel Corp Ltd	4,314
122,033	*,e	KEYW Holding Corp	1,347
78,732	e	Kier Group plc	1,338
242,600		Kinden Corp	2,797
53,000		King Slide Works Co Ltd	687
380,757		Kingspan Group plc	10,257
102,000		Kinik Co	183
172,934		KION Group AG.	11,205
190,800		Kitz Corp	1,056
61,531		Kloeckner & Co AG.	750
162,909	*	KLX, Inc	5,734
1,276,603		KOC Holding AS	5,485
29,564	*	Koenig & Bauer AG.	1,391
5,929		Kolon Corp	298
470,183		Komatsu Ltd	10,786
2,686		Komax Holding AG.	658
149,490		Komori Corp	1,887
422,576		Kone Oyj (Class B)	21,453
41,536		Konecranes Oyj	1,472
188,996	e	Koninklijke BAM Groep NV	876
1,936,987		Koninklijke Philips Electronics NV	57,315
66,937		Korea Aerospace Industries Ltd	4,665
8,277		Korea Cast Iron Pipe Industries Co Ltd	79
4,918		Korea Electric Terminal Co Ltd	347
6,519	*,e	Kornit Digital Ltd	61
109,793	*,e	Kratos Defense & Security Solutions, Inc	756
13,181		Krones AG.	1,283
450,658		Kubota Corp	6,821
16,585	*	KUKA AG.	2,006
658,000		Kumagai Gumi Co Ltd	1,699
13,934	*	Kumho Industrial Co Ltd	133
220,000		Kung Long Batteries Industrial Co Ltd	1,056
16,598		Kurita Water Industries Ltd	394
81,670		Kuroda Electric Co Ltd	1,567
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
115,000		Kyokuto Kaihatsu Kogyo Co Ltd	$1,328
371,300		Kyowa Exeo Corp	5,294
58,700	e	Kyudenko Corp	2,154
4,847		Kyung Dong Navien Co Ltd	272
465,047		L-3 Communications Holdings, Inc	70,097
2,565		Lakshmi Machine Works Ltd	159
347,933		Larsen & Toubro Ltd	7,506
20,859	*	Lawson Products, Inc	370
46,942	*,e	Layne Christensen Co	399
48,231		Legrand S.A.	2,843
112,301		Lennox International, Inc	17,635
107,780		LG Corp	6,369
19,844		LG Hausys Ltd	1,903
27,303		LG International Corp	870
59,947	e	Lincoln Electric Holdings, Inc	3,754
62,808		Lindab International AB	617
24,057	e	Lindsay Corp	1,780
6,177		Lion Chemtech Co Ltd	110
35,159		LISI	973
355,865	e	LIXIL Group Corp	7,624
587,364		Lockheed Martin Corp	140,803
1,906,000	e	Lonking Holdings Ltd	280
88,543		LS Cable Ltd	4,704
13,940		LS Industrial Systems Co Ltd	534
78,873		LSI Industries, Inc	886
256,000	*,e	Luoyang Glass Co Ltd	198
41,857	*	Lydall, Inc	2,140
8,485		Mabuchi Motor Co Ltd	471
29,653	e	MacDonald Dettwiler & Associates Ltd	1,808
2,546,000		Maeda Corp	21,646
14,600	e	Maeda Kosen Co Ltd	167
145,000		Maeda Road Construction Co Ltd	2,592
30,308		Magellan Aerospace Corp	371
413,649	e	Maire Tecnimont S.p.A	1,024
173,748	e	Makino Milling Machine Co Ltd	1,071
17,007		Makita Corp	1,212
2,035,100		Malaysian Resources Corp BHD	641
23,180		MAN AG.	2,445
17,467		Manitou BF S.A.	304
558,184		Manitowoc Co, Inc	2,674
2,265,893	*	Manitowoc Foodservice, Inc	36,753
435,500		Marcopolo S.A.	419
1,343,358		Marubeni Corp	6,901
2,518,320		Masco Corp	86,404
126,366	*	Masonite International Corp	7,856
184,662	*	Mastec, Inc	5,492
60,000		Max Co Ltd	723
1,499,193		Meggitt plc	8,750
164,000		Meidensha Corp	541
4,049,405		Melrose Industries plc	9,152
182,983	*	Mercury Systems, Inc	4,496
187,676	*	Meritor, Inc	2,089
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,100	e	METAWATER Co Ltd	$276
25,774		Metka S.A.	215
23,173		Metso Oyj	676
71,003		Micron Machinery Co Ltd	2,185
149,013	*	Middleby Corp	18,421
32,169	*	Milacron Holdings Corp	513
26,226		Miller Industries, Inc	598
561,800		Minebea Co Ltd	5,313
422,100	e	Miraito Holdings Corp	3,597
258,400		MISUMI Group, Inc	4,856
1,315,887		Mitsubishi Corp	29,997
738,757		Mitsubishi Electric Corp	9,468
2,104,952		Mitsubishi Heavy Industries Ltd	8,805
23,700		Mitsubishi Nichiyu Forklift Co Ltd	157
42,700		Mitsuboshi Belting Co Ltd	363
3,420,864		Mitsui & Co Ltd	47,409
2,672,000		Mitsui Engineering & Shipbuilding Co Ltd	3,758
71,900		Miura Co Ltd	1,439
3,138,230		MMC Corp BHD	1,730
194,524	e	Monadelphous Group Ltd	1,362
142,400	e	MonotaRO Co Ltd	3,839
115,372	*	Moog, Inc (Class A)	6,869
582,083		Morgan Crucible Co plc	2,185
105,900		Mori Seiki Co Ltd	1,105
24,500		Morita Holdings Corp	348
272,095	e	Mota Engil SGPS S.A.	522
531,825	*	MRC Global, Inc	8,738
238,662		MSC Industrial Direct Co (Class A)	17,520
63,819		MTU Aero Engines Holding AG.	6,462
185,340		Mueller Industries, Inc	6,009
634,075		Mueller Water Products, Inc (Class A)	7,958
1,000,600		Muhibbah Engineering M BHD	556
1,116,126	e	Murray & Roberts Holdings Ltd	905
85,134	*,e	MYR Group, Inc	2,563
50,427		Nabtesco Corp	1,429
130,332	e	Nachi-Fujikoshi Corp	480
996,028		Nagarjuna Construction Co	1,232
182,100		Nagase & Co Ltd	2,191
37,500	e	Namura Shipbuilding Co Ltd	254
366,961		National Central Cooling Co PJSC	177
11,685	e	National Presto Industries, Inc	1,026
138,873	*,e	Navistar International Corp	3,179
272,816		NCC AB (B Shares)	7,149
260,018	*	NCI Building Systems, Inc	3,794
19,000	e	NEC Capital Solutions Ltd	314
50,913	*	Neff Corp	484
56,982	e	New Flyer Industries, Inc	1,713
115,614	*	Nexans S.A.	6,633
234,354		NGK Insulators Ltd	4,870
299,288		Nibe Industrier AB	2,665
113,000		Nichias Corp	1,000
12,500		Nichiden Corp	353
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
23,800		Nichiha Corp	$531
44,125		Nidec Corp	4,079
7,000	*	Nihon Trim Co Ltd	421
179,000		Nippo Corp	3,404
26,700	e	Nippon Densetsu Kogyo Co Ltd	502
45,000		Nippon Koei Co Ltd	208
113,000		Nippon Road Co Ltd	455
283,730	*,e	Nippon Sharyo Ltd	748
95,600	*	Nippon Sheet Glass Co Ltd	763
41,745		Nippon Steel Trading Co Ltd	1,480
33,000		Nippon Thompson Co Ltd	122
873,000		Nishimatsu Construction Co Ltd	4,066
15,800		Nishio Rent All Co Ltd	465
336,600		Nisshinbo Industries, Inc	3,339
186,100		Nissin Electric Co Ltd	3,102
29,600		Nitta Corp	742
360,000	*	Nitto Boseki Co Ltd	1,183
20,500		Nitto Kogyo Corp	269
8,373	e	Nitto Kohki Co Ltd	196
19,986		NKT Holding AS	1,290
61,676	e	NN, Inc	1,126
6,071,142	*,e	Noble Group Ltd	684
20,378		Nolato AB (B Shares)	625
51,726	*,e	Nordex AG.	1,576
152,862		Nordson Corp	15,230
22,792		Noritake Co Ltd	528
23,700		Noritz Corp	489
79,864		NORMA Group	4,111
948,549		Northrop Grumman Corp	202,942
257,688	*	NOW, Inc	5,522
1,453,654		NSK Ltd	14,904
525,000		NTN Corp	1,835
18,048	*	NV5 Holdings, Inc	583
2,443,731		NWS Holdings Ltd	4,095
25,800		Obara Corp	1,016
1,398,254		Obayashi Corp	13,869
85,086	e	Obrascon Huarte Lain S.A.	341
166,821		OC Oerlikon Corp AG.	1,667
4,446		OHB AG.	92
169,400		Oiles Corp	2,882
28,500		Okabe Co Ltd	233
267,641	e	Okuma Holdings, Inc	2,053
480,000	e	Okumura Corp	2,732
6,803		Omega Flex, Inc	262
52,431	*	Orascom Construction Ltd	303
138,410		Orbital ATK, Inc	10,551
76,000		Organo Corp	311
74,357	*	Orion Marine Group, Inc	509
63,000	e	OSG Corp	1,256
133,423		Oshkosh Truck Corp	7,472
449,000	e	OSJB Holdings Corp	950
110,586		Osram Licht AG.	6,497
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,617		Otokar Otobus Karoseri Sanayi AS	$260
128,528	e	Outotec Oyj	618
2,607,454		Owens Corning, Inc	139,212
575,965		Paccar, Inc	33,855
28,038		Palfinger AG.	814
300,000		Pantaloon Retail India Ltd	73
1,035,637		Parker Hannifin Corp	130,003
82,551	*	Patrick Industries, Inc	5,112
438,869		Peab AB (Series B)	3,786
163,866		Pentair plc	10,527
555,300		Penta-Ocean Construction Co Ltd	3,167
41,618		PER Aarsleff A.S.	1,001
328,400		PESTECH International Bhd	133
20,789		Pfeiffer Vacuum Technology AG.	1,976
109,823	*	PGT, Inc	1,172
10,860		Pinguely-Haulotte	164
18,818	e	Pkc Group Oyj	363
409,872	*,e	Plug Power, Inc	701
217,492	*	Ply Gem Holdings, Inc	2,906
57,995		PNC Infratech Ltd	101
156,746		Polypipe Group plc	570
31,110		Ponsse Oy	874
19,129		Porr AG.	687
19,259		Powell Industries, Inc	771
14,079	*,e	Power Solutions International, Inc	144
6,569		Preformed Line Products Co	277
94,931		Primoris Services Corp	1,956
56,584	*,e	Proto Labs, Inc	3,390
147,470		Prysmian S.p.A.	3,862
11,477,105		PT Adhi Karya Persero Tbk	2,085
1,855,900		PT AKR Corporindo Tbk	921
7,236,600		PT Arwana Citramulia Tbk	316
1,200,000		PT Asahimas Flat Glass Tbk	639
2,803,600	*,m	PT Inovisi Infracom Tbk	25
2,255,800		PT Pembangunan Perumahan Tbk	726
4,175,900	*	PT Sitara Propertindo Tbk	215
10,738,700		PT Surya Semesta Internusa Tbk	458
5,919,800		PT Waskita Karya Persero Tbk	1,191
1,992,000		PT Wijaya Karya	428
1,587,553		QinetiQ plc	4,864
215,175		Quanex Building Products Corp	3,714
269,735	*	Quanta Services, Inc	7,550
71,200		Raito Kogyo Co Ltd	858
235,771		Ramirent Oyj	1,901
177,813		Randon Participacoes S.A.	252
2,770		Rational AG.	1,390
215,687		Raubex Group Ltd	386
90,812		Raven Industries, Inc	2,091
1,519,563		Raytheon Co	206,858
52,235	*	RBC Bearings, Inc	3,995
588,917		Rechi Precision Co Ltd	716
123,529		Regal-Beloit Corp	7,349
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
467,135		Reunert Ltd	$2,080
545,671		Rexel S.A.	8,359
354,122	*	Rexnord Corp	7,582
139,595		Rheinmetall AG.	9,730
480,583		Rich Development Co Ltd	137
5,963		Rieter Holding AG.	1,210
167,317		Rockwell Automation, Inc	20,470
207,389		Rockwell Collins, Inc	17,491
6,138		Rockwool International AS (B Shares)	1,106
1,194,318	e	Rolls-Royce Group plc	11,143
507,797		Roper Industries, Inc	92,658
713,067		Rotork plc	1,950
13,577	*,e	Rush Enterprises, Inc	330
66,163	*	Rush Enterprises, Inc (Class A)	1,620
60,810		Russel Metals, Inc	971
1,282,000		Ryobi Ltd	5,702
18,088		S&T Dynamics Co Ltd	153
52,319		Saab AB (Class B)	1,863
728,396	e	Sacyr Vallehermoso S.A.	1,537
121,612		Sadbhav Engineering Ltd	515
277,391		Safran S.A.	19,951
581,736		Salfacorp S.A.	458
7,439		Sam Yung Trading Co Ltd	135
22,057	*	Samho International Co Ltd	344
54,645		Sammok S-Form Co Ltd	767
244,153	*	Samsung Engineering Co Ltd	2,418
157,434	e	Samsung Heavy Industries Co Ltd	1,350
117,846		Samsung Techwin Co Ltd	6,838
112,623		San Shing Fastech Corp	210
304,431		Sandvik AB	3,350
107,700	e	Sanki Engineering Co Ltd	962
50,000		Sanko Gosei Ltd	150
19,500		Sankyo Tateyama, Inc	317
308,400		Sanwa Shutter Corp	2,986
826,000	*,e	Sany Heavy Equipment International	115
31,000		Sanyo Denki Co Ltd	171
20,231		Schindler Holding AG.	3,799
14,570		Schindler Holding AG. (Registered)	2,760
51,824	*	Schneider Electric Infrastructure Ltd	107
2,781,905		Schneider Electric S.A.	193,520
2,197		Schweiter Technologies AG.	2,544
377,532		Seibu Holdings, Inc	6,232
121,100		Sekisui Jushi Corp	1,963
779,383	e	SembCorp Industries Ltd	1,492
123,803	e	SembCorp Marine Ltd	119
7,933	e	Semperit AG. Holding	217
344,301	e	Senior plc	1,022
5,424	*	Sensata Technologies Holding BV	210
337,855	e	Seven Network Ltd	2,235
13,757		SFS Group AG.	1,085
69,743	*,e	SGL Carbon AG.	818
253,908	*	SGSB Group Co Ltd	273
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
100,200	*	Shanghai Automation Instrumentation Co Ltd	$159
2,344,000	*	Shanghai Dasheng Agricultural Finance Technology Co Ltd	219
336,980		Shanghai Diesel Engine Co Ltd	296
10,665,025	e	Shanghai Electric Group Co Ltd	5,077
298,900		Shanghai Highly Group Co Ltd	248
1,260,508		Shanghai Industrial Holdings Ltd	3,649
2,112,000		Shanghai Prime Machinery Co Ltd	433
74,266		Shapir Engineering and Industry Ltd	156
32,300		Shibuya Kogyo Co Ltd	609
247,100		Shikun & Binui Ltd	451
75,700		Shima Seiki Manufacturing Ltd	2,068
342,451		Shimizu Corp	3,061
135,000		Shin Zu Shing Co Ltd	448
134,590		Shinmaywa Industries Ltd	892
17,900	e	SHO-BOND Holdings Co Ltd	834
8,400	e	Showa Aircraft Industry Co Ltd	78
1,868,693		Siemens AG.	219,123
122,290		Siemens India Ltd	2,282
486,777		SIG plc	734
2,611,445		Sime Darby BHD	4,838
97,505		Simpson Manufacturing Co, Inc	4,285
1,318,000		Singamas Container Holdings Ltd	140
1,249,287		Singapore Technologies Engineering Ltd	2,972
16,200	*	Sinko Industries Ltd	207
599,657		Sino Thai Engineering & Construction PCL	405
2,780,996	e	Sinopec Engineering Group Co Ltd	2,409
1,732,000	e	Sinotruk Hong Kong Ltd	930
804,504		Sintex Industries Ltd	949
97,000		Sintokogio Ltd	894
37,100	*,e	SiteOne Landscape Supply, Inc	1,333
72,731		SK C&C Co Ltd	14,075
128,862		SK Networks Co Ltd	788
775,900		Skanska AB (B Shares)	18,127
87,178		SKF AB (B Shares)	1,505
19,956		SKF India Ltd	421
535,000		SKP Resources BHD	168
6,540,000	*,e	Skyway Securities Group Ltd	176
23,439	*,e	SLM Solutions Group AG.	1,110
315,147		SM Investments Corp	4,389
14,392		SMC Corp	4,155
440,223		Smiths Group plc	8,356
179,211		Snap-On, Inc	27,233
232,487		SNC-Lavalin Group, Inc	9,131
242,016	*	SOCAM Development Ltd	91
36,300		Sodick Co Ltd	270
2,742,800		Sojitz Holdings Corp	7,027
3,909		Solar Holdings AS (B Shares)	223
156,494	*,e	SolarCity Corp	3,061
18,570	*	Sparton Corp	488
461,113		Speedy Hire plc	212
62,954		SPIE S.A.	1,253
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
140,457		Spirax-Sarco Engineering plc	$8,187
527,781	*	Spirit Aerosystems Holdings, Inc (Class A)	23,507
454,167	*	SPX Corp	9,147
458,371	*	SPX FLOW, Inc	14,173
88,005		Standex International Corp	8,173
562,054		Stanley Works	69,121
29,900	e	Star Micronics Co Ltd	374
53,484	*	Ste Industrielle d’Aviation Latecoere S.A.	215
4,404,720		STP & I PCL	1,076
12,934		Sulzer AG.	1,354
1,002,070	e	Sumitomo Corp	11,218
55,900		Sumitomo Densetsu Co Ltd	584
4,709,950		Sumitomo Heavy Industries Ltd	23,272
3,851,400		Sumitomo Mitsui Construction C	3,629
8,448,000	*	Summit Ascent Holdings Ltd	2,872
54,486		Sun Hydraulics Corp	1,758
16,459		Sung Kwang Bend Co Ltd	133
139,279	*,e	Sunrun, Inc	877
93,000		Sunspring Metal Corp	130
1,878,922		Sunway Construction Group BHD	740
162,825		Supreme Industries, Inc	3,143
2,137,651	*	Suzlon Energy Ltd	478
133,650	e	Sweco AB (B Shares)	2,755
354,000		Syncmold Enterprise Corp	598
227,900		Tadano Ltd	2,243
8,557	*	Taewoong Co Ltd	190
34,278	*	Taeyoung Engineering & Construction	174
26,000		Taihei Dengyo Kaisha Ltd	261
85,600		Taikisha Ltd	2,120
1,458,158		Taisei Corp	10,939
1,057,670	*	Taiwan Glass Industrial Corp	499
195,993		Takamatsu Corp	4,540
30,465		Takara Standard Co Ltd	566
36,800		Takasago Thermal Engineering Co Ltd	547
31,800		Takeuchi Manufacturing Co Ltd	537
193,000		Takuma Co Ltd	1,823
92,282	*,e,g	Talgo S.A.	448
67,898		Tarkett S.A.	2,746
120,664	*,e	Taser International, Inc	3,452
271,000		Tat Hong Holdings Ltd	96
18,400		Tatsuta Electric Wire and Cable Co Ltd	65
4,652,400	*,e	Tech Pro Technology Development Ltd	107
2,201,679		Teco Electric and Machinery Co Ltd	1,905
15,000		Teikoku Sen-I Co Ltd	235
850,427		Tekfen Holding AS	2,188
93,000	e	Tekken Corp	288
78,379	*	Teledyne Technologies, Inc	8,459
51,218		Tennant Co	3,319
2,528,434		Terex Corp	64,247
44,229		Texmaco Rail & Engineering Ltd	71
50,280	e	Textainer Group Holdings Ltd	377
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,584,206		Textron, Inc	$142,472
399,245		Thales S.A.	36,763
30,740	*,e	The ExOne Company	468
43,409		Thermax Ltd	551
71,426	*	Thermon Group Holdings	1,411
62,992		THK Co Ltd	1,239
676,443		Timken Co	23,770
16,827		Timken India Ltd	140
163,805	e	Titan International, Inc	1,658
77,061	*,e	Titan Machinery, Inc	801
65,620		TK Corp	501
103,911		TKH Group NV	4,057
12,200		Toa Corp/Tokyo	227
11,100		Tocalo Co Ltd	243
560,000		Toda Corp	2,953
33,000		Toenec Corp	162
328,100	e	Tokai Corp	2,103
449,660		Tokyu Construction Co Ltd	4,498
113,196		Toro Co	5,302
111,500	e	Toromont Industries Ltd	3,326
750,957	*,e	Toshiba Corp	2,503
428,964		Toshiba Machine Co Ltd	1,473
77,100	e	Toshiba Plant Systems & Services Corp	1,246
23,400	e	Totetsu Kogyo Co Ltd	673
50,475	e	Toto Ltd	1,908
61,500		Toyo Construction Co Ltd	267
123,000		Toyo Engineering Corp	398
24,600	e	Toyo Tanso Co Ltd	320
262,653		Toyota Tsusho Corp	6,104
12,161	*	TPI Composites, Inc	259
308,110		Trakya Cam Sanayi AS	256
196,463	*	TransDigm Group, Inc	56,801
534,303		Travis Perkins plc	10,657
273,661		Trelleborg AB (B Shares)	5,360
157,431	e	Trencor Ltd	387
69,910	e	Trevi Finanziaria S.p.A.	96
68,975	*	Trex Co, Inc	4,050
119,926	*	Trimas Corp	2,232
206,817		Trinity Industries, Inc	5,001
92,674		Triton International Ltd	1,222
903,418	e	Triumph Group, Inc	25,187
17,500		Trusco Nakayama Corp	933
17,700	*	Tsubaki Nakashima Co Ltd	268
130,000		Tsubakimoto Chain Co	1,007
46,000	e	Tsugami Corp	241
23,200		Tsukishima Kikai Co Ltd	257
14,200		Tsurumi Manufacturing Co Ltd	221
606,435		Turk Sise ve Cam Fabrikalari AS	643
119,666	*	Tutor Perini Corp	2,569
470,900		UEM Edgenta BHD	379
57,403		Ultra Electronics Holdings	1,319
7,900	e	Union Tool Co	210
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
459,100		Unique Engineering & Construction PCL	$219
553,800	e	United Engineers Ltd	1,005
1,021,000		United Integrated Services Co Ltd	1,557
418,576	*	United Rentals, Inc	32,854
922,727		United Technologies Corp	93,749
143,673	*	Univar, Inc	3,139
104,612		Universal Forest Products, Inc	10,303
110,418		Uponor Oyj	2,046
1,986,427	*	USG Corp	51,349
567,600		Ushio, Inc	6,540
330,542		Valmet Corp	4,974
88,176		Valmont Industries, Inc	11,866
404,800		Vanachai Group PCL	158
84,346	*	Vectrus, Inc	1,285
37,518	*	Veritiv Corp	1,882
449,722		Vestas Wind Systems AS	37,149
348,181		Vesuvius plc	1,581
65,840		V-Guard Industries Ltd	182
43,067	*	Vicor Corp	500
1,915,415		Vinci S.A.	146,679
1,018,000	*,e	Vision Fame International Holding Ltd	385
96,356		Voltas Ltd	550
43,995		Voltronic Power Technology Corp	689
456,193		Volvo AB (B Shares)	5,209
8,183	*	Vossloh AG.	487
49,222	e	W.W. Grainger, Inc	11,067
182,732	*,e	Wabash National Corp	2,602
357,349	*	WABCO Holdings, Inc	40,570
21,023		Wacker Construction Equipment AG.	307
16,329		Wajax Income Fund	180
28,300		Wakita & Co Ltd	215
7,149,000	*	Walsin Lihwa Corp	2,380
3,544		Walter Meier AG.	128
32,450		Wartsila Oyj (B Shares)	1,461
107,274		Watsco, Inc	15,115
65,614		Watts Water Technologies, Inc (Class A)	4,254
1,786,212		WCT Berhad	697
600,618		Weg S.A.	3,261
1,188,142	e	Weichai Power Co Ltd	1,603
1,917,597		Weir Group plc	42,235
3,592,000		Welling Holding Ltd	765
344,808	*	WESCO International, Inc	21,202
168,547	e	Westinghouse Air Brake Technologies Corp	13,762
8,926	*	Willis Lease Finance Corp	212
41,249		Wilson Bayly Holmes-Ovcon Ltd	463
339,939		Wolseley plc	19,119
121,177		Woodward Governor Co	7,571
161,103		WSP Global, Inc	5,075
398,112		Xxentria Technology Materials Corp	1,067
522,822		Xylem, Inc	27,422
10,395		Y G-1 Co Ltd	91
109,700	e	Yahagi Construction Co Ltd	993
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
39,000		YAMABIKO Corp	$352
189,600		Yamazen Corp	1,451
6,831,149		Yangzijiang Shipbuilding	3,779
35,339		Yazicilar Holding AS	153
94,283		YIT Oyj	760
118,200	e	Yokogawa Bridge Holdings Corp	1,321
2,056,000	e	Yuanda China Holdings Ltd	59
49,000		Yuasa Trading Co Ltd	1,126
855,000		Yungtay Engineering Co Ltd	1,274
64,000		Yurtec Corp	354
6,300	e	Yushin Precision Equipment Co Ltd	159
154,865	e	Zardoya Otis S.A.	1,490
8,598		Zehnder Group AG.	382
15,000	e	Zenitaka Corp	52
277,400		Zhengzhou Coal Mining Machinery Group Co Ltd	131
594,141		Zhuzhou CSR Times Electric Co Ltd	3,104
139,419		Zodiac S.A.	3,393
22,642		Zumtobel AG.	437
		TOTAL CAPITAL GOODS	8,830,952

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
48,300	*,e	51job, Inc (ADR)	1,612
130,613		ABM Industries, Inc	5,185
201,674		Acacia Research (Acacia Technologies)	1,315
320,472	*	ACCO Brands Corp	3,089
309,708		Adecco S.A.	17,457
95,080	*	Advisory Board Co	4,254
25,600		Aeon Delight Co Ltd	781
115,677		AF AB	2,250
59,577		Aggreko plc	735
17,250		Akka Technologies S.A.	641
418,756		ALS Ltd	1,925
11,595		Amadeus Fire AG	831
60,425		American Banknote S.A.	567
109,475		Applus Services S.A.	1,112
26,255	*,e	Aqua Metals, Inc	233
128,261	*	ARC Document Solutions, Inc	480
17,492		Assystem	515
4,400	e	Asukanet Co Ltd	50
282,637		Atkins WS plc	5,812
232,253		Babcock International Group	3,109
14,562		Barrett Business Services, Inc	722
376,000	*	Beijing Development HK Ltd	74
26,100	*,e	Bell System24 Holdings, Inc	225
13,400		Benefit One, Inc	422
4,503	e	Bertrandt AG.	490
28,442		Bilfinger Berger AG.	938
831,521		Blue Label Telecoms Ltd	1,151
2,736,000	*	Blue Sky Power Holdings Ltd	209
167,439		Brady Corp (Class A)	5,795
2,109,334		Brambles Ltd	19,443
72,785		Bravida Holding AB	484
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
135,459		Brink’s Co	$5,023
604,000	e	Broad Greenstate International Co Ltd	115
66,203		Brunel International NV	1,157
225,640		Bureau Veritas S.A.	4,841
86,064	e	Cabcharge Australia Ltd	226
106,716	e	Cape plc	289
585,434		Capita Group plc	5,071
4,062,000	*	Capital Environment Holdings Ltd	159
163,414	*	Casella Waste Systems, Inc (Class A)	1,683
76,039	e	Caverion Corp	585
338,750	*	CBIZ, Inc	3,791
82,496		CEB, Inc	4,494
170,804	e	Ceco Environmental Corp	1,927
24,393		Cewe Color Holding AG.	2,194
3,541,751	e	China Everbright International Ltd	4,246
191,174		Cintas Corp	21,526
152,031	*	Clean Harbors, Inc	7,294
62,000		Cleanaway Co Ltd	343
4,046,886		Cleanaway Waste Management Ltd	3,485
299,349	e	CNH Industrial NV (NYSE)	2,161
25,913	*,e	Cogint, Inc	132
3,293		Compx International, Inc	38
232,420	*,e	Copart, Inc	12,448
309,834	e	Covanta Holding Corp	4,768
38,295	*	CRA International, Inc	1,018
407,611		Dai Nippon Printing Co Ltd	3,999
31,900		Daiseki Co Ltd	623
283,156		Davis Service Group plc	4,552
83,807		De La Rue plc	646
118,422		Deluxe Corp	7,913
116,285		Derichebourg	369
1,354,902		Downer EDI Ltd	5,637
93,243		Dun & Bradstreet Corp	12,739
30,798	e	Duskin Co Ltd	574
360,271	*,m	Dyax Corp	400
351,000	e	Dynagreen Environmental Protection Group Co Ltd	176
1,255,730		Edenred	29,343
87,028		Elis S.A.	1,436
19,000		en-japan, Inc	412
96,805		Ennis, Inc	1,631
420,728		Equifax, Inc	56,622
85,941		Essendant, Inc	1,764
1,375,204		Experian Group Ltd	27,474
83,119		Exponent, Inc	4,244
49,739	*	Franklin Covey Co	886
117,127	*	FTI Consulting, Inc	5,219
20,800		Funai Soken Holdings, Inc	311
15,463,000	*,m	Fung Choi Media Group Ltd	113
45,365		G & K Services, Inc (Class A)	4,332
21,299	*	Gategroup Holding AG.	1,157
5,641		Gategroup Holding AG.	319
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,700		GL Events	$210
34,158	*	GP Strategies Corp	841
1,383,586		Group 4 Securicor plc	4,080
12,522		Groupe CRIT	761
71,102		Gunnebo AB	328
7,521,175		Hays plc	12,659
163,673		Healthcare Services Group	6,478
92,252		Heidrick & Struggles International, Inc	1,711
30,473	*	Heritage-Crystal Clean, Inc	405
177,209		Herman Miller, Inc	5,068
78,489	*	Hill International, Inc	362
164,119		HNI Corp	6,532
527,587		HomeServe plc	3,939
71,839	*	Huron Consulting Group, Inc	4,293
72,529	*	ICF International, Inc	3,215
181,178	*	IHS Markit Ltd	6,803
90,856	*	Innerworkings, Inc	856
126,738		Insperity, Inc	9,206
378,837		Interface, Inc	6,323
305,006	e	Intertek Group plc	13,769
317,135		Intrum Justitia AB	10,228
84,865	e	IPH Ltd	371
232,661		ISS A.S.	9,668
84,118	e	ITAB Shop Concept AB	773
87,000		Itoki Corp	588
10,600	*	JAC Recruitment Co Ltd	128
2,574		Kaba Holding AG.	1,908
353,908		KAR Auction Services, Inc	15,275
26,000		KD Holding Corp	147
64,402		Kelly Services, Inc (Class A)	1,238
25,573		KEPCO Plant Service & Engineering Co Ltd	1,347
184,150		Kforce, Inc	3,773
136,300		Kimball International, Inc (Class B)	1,764
167,832		Knoll, Inc	3,835
233,900		Kokuyo Co Ltd	3,399
226,885		Korn/Ferry International	4,765
132,000	e	Kyodo Printing Co Ltd	433
198,700		Loomis AB	6,132
338,380		Manpower, Inc	24,451
12,562		Matsuda Sangyo Co Ltd	172
75,951		Matthews International Corp (Class A)	4,615
70,458		McGrath RentCorp	2,234
158,098	e	McMillan Shakespeare Ltd	1,438
23,200		Meitec Corp	817
254,752		Michael Page International plc	1,106
481,019		Mineral Resources Ltd	4,101
133,189	*	Mistras Group, Inc	3,126
334,229		Mitie Group	832
14,972		Mitsubishi Pencil Co Ltd	744
105,370		Mobile Mini, Inc	3,182
225,160		Moleskine S.p.A	611
40,376	e	Morneau Sobeco Income Fund	584
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
36,200		Moshi Moshi Hotline, Inc	$324
72,585		MSA Safety, Inc	4,213
30,811		Multi-Color Corp	2,034
191,005	*	Navigant Consulting, Inc	3,862
928,784		Nielsen NV	49,755
12,200		Nippon Kanzai Co Ltd	181
146,700	e	Nippon Parking Development Co Ltd	206
27,560	e	Nissha Printing Co Ltd	681
20,760	*,e	NL Industries, Inc	82
33,100		Nomura Co Ltd	516
190,800		Okamura Corp	1,849
149,404	*	On Assignment, Inc	5,422
10,000	*,e	Outsourcing, Inc	435
10,568		Oyo Corp	120
315,500		Park24 Co Ltd	10,261
29,400		Pilot Corp	1,227
727,259		Pitney Bowes, Inc	13,207
196,972		Programmed Maintenance Services Ltd	246
780,846	e	Prosegur Cia de Seguridad S.A.	5,451
251,867		Quad Graphics, Inc	6,730
763,592		R.R. Donnelley & Sons Co	12,004
161,689		Randstad Holdings NV	7,352
350,000	*,e	Realord Group Holdings Ltd	248
460,859		Recruit Holdings Co Ltd	18,800
1,456,138		Regus plc	4,924
4,486,476		Rentokil Initial plc	12,895
689,454		Republic Services, Inc	34,783
196,870		Resources Connection, Inc	2,941
75,158	e	Restore plc	338
199,311		Ritchie Bros Auctioneers, Inc	6,984
402,700		Riverstone Holdings Ltd	266
512,498		Robert Half International, Inc	19,403
211,435	e	Rollins, Inc	6,191
758,300	*,e	Rowsley Ltd	70
249,849		RPS Group plc	560
386,415	*	RPX Corp	4,131
21,159		S1 Corp (Korea)	1,955
837,878		SAI Global Ltd (New)	2,993
21,152		Sato Corp	463
2,750		Seche Environnement S.A.	94
221,354		Secom Co Ltd	16,529
472,255		Securitas AB (B Shares)	7,909
721,568		Seek Ltd	8,650
902,876	*	Serco Group plc	1,528
294,059		SG Fleet Group Ltd	966
5,337		SGS S.A.	11,959
100,500	m	Shanghai Youngsun Investment C	252
357,500	*	Shanghai Zhongyida Co Ltd	201
491,718		Shanks Group plc	695
188,225	e	Shenzhen Dongjiang Environmental Co Ltd	306
36,858		Societe BIC S.A.	5,449
47,100		Sohgo Security Services Co Ltd	2,531
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
55,670	*	SP Plus Corp	$1,423
59,783		Sporton International, Inc	300
905,485		Spotless Group Holdings Ltd	746
93,381		Stantec, Inc	2,194
197,504		Steelcase, Inc (Class A)	2,743
358,149	*	Stericycle, Inc	28,702
54,000		Sunny Friend Environmental Technology Co Ltd	232
18,790		Synergie S.A	627
361,520		Taiwan Secom Co Ltd	1,051
369,670		Taiwan-Sogo Shinkong Security Corp	474
90,000	e	Takeei Corp	735
30,600	*	Tanseisha Co Ltd	228
66,237	*	Team, Inc	2,167
28,800		TechnoPro Holdings, Inc	1,089
142,895		Teleperformance	15,243
206,500		Temp Holdings Co Ltd	3,627
155,146		Tetra Tech, Inc	5,503
312,000		Tianjin Capital Environmental Protection Group Co Ltd	178
145,400		Toppan Forms Co Ltd	1,528
538,669		Toppan Printing Co Ltd	4,863
28,000	*,e	Tosho Printing Co Ltd	127
111,938	m	Towers Watson & Co	14,862
109,718		Tox Free Solutions Ltd	193
226,294		Transcontinental, Inc	3,039
124,384	*	TransUnion	4,291
60,128	*	TRC Cos, Inc	521
247,990	*	TriNet Group, Inc	5,364
192,684	*	TrueBlue, Inc	4,366
50,158		Unifirst Corp	6,614
70,124		US Ecology, Inc	3,144
560,480	*	Verisk Analytics, Inc	45,556
49,439	e	Viad Corp	1,823
20,530		VSE Corp	698
116,734	*	WageWorks, Inc	7,110
1,785,264		Waste Management, Inc	113,828
161,846		West Corp	3,574
304,386		Wolters Kluwer NV	13,013
33,200		Yumeshin Holdings Co Ltd	255
9,400	*	Zhaopin Ltd (ADR)	141
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,148,779

CONSUMER DURABLES & APPAREL - 2.2%
592,000		361 Degrees International Ltd	211
60,942	*	Accell Group NV	1,548
1,102,805		Adidas-Salomon AG.	191,805
22,591	*	Agabang&Company	169
65,840		Aksa Akrilik Kimya Sanayii	179
439,300		Alpargatas S.A.	1,305
34,400		Alpine Electronics, Inc	455
204,358		Altek Corp	152
329,451		Amer Sports Oyj (A Shares)	10,076
2,500,157		AmTRAN Technology Co Ltd	1,925
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,213,235	e	Anta Sports Products Ltd	$3,317
261,875		Arcelik AS	1,843
30,461	e	Arctic Cat, Inc	472
43,000		Arezzo Industria e Comercio S.A.	346
121,523		Arvind Ltd	617
109,738		Asics Corp	2,211
21,632		Bajaj Electricals Ltd	83
31,507	*,e	Bang & Olufsen AS (B Shares)	326
2,548,352		Barratt Developments plc	16,315
9,919	*	Basic House Co Ltd	88
36,626		Bassett Furniture Industries, Inc	852
513,000		Basso Industry Corp	1,636
29,691		Bata India Ltd	219
137,666	*,e	Beazer Homes USA, Inc	1,605
10,577,293		Belle International Holdings Ltd	7,323
341,055		Bellway plc	10,459
27,028	e	Beneteau S.A.	275
335,124		Berkeley Group Holdings plc	11,198
666,000		Best Pacific International Holdings Ltd	567
4,121	e	Bijou Brigitte AG.	247
83,684	*	Billabong International Ltd	81
136,942	*	Bonava AB	1,727
2,608,000	e	Bosideng International Holdings Ltd	237
110,424		Bovis Homes Group plc	1,252
73,377		Breville Group Ltd	493
93,204	*	BRP, Inc	1,824
21,335	e	Brunello Cucinelli S.p.A	415
158,872		Brunswick Corp	7,750
677,903		Burberry Group plc	12,097
1,978,000	*	C.banner International Holdings Ltd	581
197,000		Cabbeen Fashion Ltd	51
3,589,011	*,e	Cairn Homes plc	4,330
202,292	e	CalAtlantic Group, Inc	6,765
830,021		Callaway Golf Co	9,637
182,508		Carter’s, Inc	15,825
63,515	e	Casio Computer Co Ltd	889
32,313	*	Cavco Industries, Inc	3,201
26,010		CCC S.A.	1,205
34,944	*	Century Communities, Inc	752
22,183,400		China Dongxiang Group Co	4,393
1,050,000		China Lilang Ltd	600
1,131,000	*,m	China Longevity Group Co Ltd	1
13,700		Chofu Seisakusho Co Ltd	360
67,119		Christian Dior S.A.	12,038
539,076	e	Cie Financiere Richemont S.A.	32,877
1,338,000		Citychamp Watch & Jewellery Group Ltd	315
109,000		Clarion Co Ltd	324
36,500		Cleanup Corp	310
742,158		Coach, Inc	27,133
78,319		Columbia Sportswear Co	4,444
1,625,200	e	Consorcio ARA, S.A. de C.V.	574
9,900		Corona Corp	100
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
98,400		Corpovael S.A. de C.V.	$72
539,000	e,g	Cosmo Lady China Holdings Co Ltd	223
842,554		Crest Nicholson Holdings plc	4,927
165,763	*	CROCS, Inc	1,376
499,166	*	Crompton Greaves Consumer Electricals Ltd	1,154
19,319		CSS Industries, Inc	494
30,633		Culp, Inc	912
3,035,400		Cyrela Brazil Realty S.A.	9,548
75,431	*	Deckers Outdoor Corp	4,492
48,717		De’Longhi S.p.A.	1,180
17,980	*	Delta Apparel, Inc	296
6,875		Delta-Galil Industries Ltd	194
35,890	e	Descente Ltd	465
62,942		Dorel Industries, Inc (Class B)	1,694
951,695		DR Horton, Inc	28,741
68,844		Duni AB	1,048
229,793		Eclat Textile Co Ltd	2,753
798,181		Electrolux AB (Series B)	19,992
35,557		Enex Co Ltd	83
25,434		Escalade, Inc	325
57,426	e	Ethan Allen Interiors, Inc	1,796
200,200		Even Construtora e Incorporadora S.A.	236
326,950		Ez Tec Empreendimentos e Participacoes S.A.	1,530
405,672		Feng TAY Enterprise Co Ltd	1,805
12,000	e	Fields Corp	150
8,951		Fila Korea Ltd	777
14,427		Flexsteel Industries, Inc	746
980		Forbo Holding AG.	1,318
529,852		Formosa Taffeta Co Ltd	503
220,679		Forus S.A.	824
459,825	*,e	Fossil Group, Inc	12,769
75,191		Foster Electric Co Ltd	1,382
55,600		France Bed Holdings Co Ltd	484
339,999	e,m	Fuguiniao Co Ltd	170
38,600		Fujibo Holdings Inc	1,114
101,000		Fujitsu General Ltd	2,188
70,400	*,e	Funai Electric Co Ltd	578
313,400		Gafisa S.A.	240
227,793	e	Garmin Ltd	10,959
65,981	e	Geox S.p.A.	157
20,249	e	Gerry Weber International AG.	259
293,439		Giant Manufacturing Co Ltd	2,075
100,722	*	G-III Apparel Group Ltd	2,936
219,291		Gildan Activewear, Inc	6,124
5,832,000	*	Global Brands Group Holding Ltd	598
4,500		Goldwin, Inc	237
3,782,000		Goodbaby International Holding	1,962
598,528	*,e	GoPro, Inc	9,983
58,514	*,e	Green Brick Partners, Inc	483
7,700		Guararapes Confeccoes S.A.	161
74,030	e	GUD Holdings Ltd	599
526,000		Gunze Ltd	1,699
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,515,944	e	Haier Electronics Group Co Ltd	$2,522
12,661		Handsome Co Ltd	468
1,096,368		Hanesbrands, Inc	27,683
16,729		Hansae Co Ltd	409
34,480		Hansae Yes24 Holdings Co Ltd	356
26,097		Hanssem Co Ltd	4,189
275,132		Harman International Industries, Inc	23,235
226,544		Hasbro, Inc	17,972
574,400		Haseko Corp	5,525
737,348		Hefei Meiling Co Ltd	448
65,400	e	Heiwa Corp	1,456
94,242	*	Helen of Troy Ltd	8,121
23,506		Hermes International	9,570
24,275		Himatsingka Seide Ltd	98
347,000		Hisense Kelon Electrical Holdings Co Ltd	323
6,116		Hitachi Home & Life Solutions India Ltd	149
26,756	*	HLB, Inc	470
1,890,000	*	HongDa Financial Holding Ltd	100
47,063		Hooker Furniture Corp	1,153
610,000	e	Hosa International Ltd	213
273,994	*,e	Hovnanian Enterprises, Inc (Class A)	463
31,924		Hugo Boss AG.	1,767
152,000		Hume Industries BHD	117
960,812		Husqvarna AB (B Shares)	8,386
40,382		Huvis Corp	282
10,196		Hyundai Livart Furniture Co Ltd	226
17,362		IC Companys AS	432
92,621	*,e	Iconix Brand Group, Inc	752
655,953		Iida Group Holdings Co Ltd	13,200
1,117		Ilshin Spinning Co Ltd	127
9,222		Indo Count Industries Ltd	101
46,117	*	Installed Building Products Inc	1,654
61,629	*,e	iRobot Corp	2,710
39,184	*,e	Jakks Pacific, Inc	339
147,700		Japan Wool Textile Co Ltd	1,050
101,965	*,e	Jimmy Choo plc	182
178,499	*	Jinshan Development & Construction Co Ltd	174
61,585		JM AB	1,683
82,430		Johnson Health Tech Co Ltd	137
14,070		Johnson Outdoors, Inc	512
300,300		JVC KENWOOD Holdings, Inc	756
917,374	*	Kate Spade & Co	15,715
231,740	e	KB Home	3,736
3,158,000		Kinpo Electronics	1,228
10,800		Kitex Garments Ltd	71
44,244		KMC Kuei Meng International In	153
648,500		Konka Group Co Ltd	251
8,332		KPR Mill Ltd	152
388,000		Kurabo Industries Ltd	737
808		Kyungbang Ltd	142
12,693		LA Opala RG Ltd	101
647,804		Lao Feng Xiang Co Ltd	2,292
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
371,274		La-Z-Boy, Inc	$9,118
627,776		Lealea Enterprise Co Ltd	170
473,849	e	Leggett & Platt, Inc	21,598
23,545		Lennar Corp (B Shares)	790
580,152		Lennar Corp (Class A)	24,564
115,400		LG Electronics, Inc	5,040
17,386		LG Fashion Corp	351
35,539	*,e	LGI Homes, Inc	1,309
49,600		Li Cheng Enterprise Co Ltd	217
1,228,520	*,e	Li Ning Co Ltd	846
555,965	*	Li Peng Enterprise Co Ltd	136
144,581		Libbey, Inc	2,581
44,380		Lifetime Brands, Inc	597
1,405		LPP S.A.	1,447
265,877	*,e	Lululemon Athletica, Inc	16,213
753,450		Luthai Textile Co Ltd	965
138,904	e	Luxottica Group S.p.A.	6,634
230,289		LVMH Moet Hennessy Louis Vuitton S.A.	39,267
51,669	*	M/I Homes, Inc	1,218
161,735		Makalot Industrial Co Ltd	777
48,562	*	Malibu Boats Inc	724
4,690,000	e	Man Wah Holdings Ltd	3,016
6,442	*,m	Mariella Burani S.p.A.	0
25,086		Marine Products Corp	225
6,400		Mars Engineering Corp	128
1,699,383		Matsushita Electric Industrial Co Ltd	16,996
5,494,214		Mattel, Inc	166,365
321,600		MC Group PCL	126
75,658		MCBC Holdings, Inc	862
94,439		MDC Holdings, Inc	2,437
230,084		Merida Industry Co Ltd	1,090
117,172	*	Meritage Homes Corp	4,066
658,237	*	Michael Kors Holdings Ltd	30,799
99,700		Misawa Homes Co Ltd	760
70,000		Mitsui Home Co Ltd	328
73,000	e	Mizuno Corp	391
391,200	*	Mohawk Industries, Inc	78,373
1,392,368		Moncler S.p.A	23,769
59,199		Movado Group, Inc	1,272
1,330,965		MRV Engenharia e Participacoes S.A.	4,887
9,247		Nacco Industries, Inc (Class A)	628
318,135		Namco Bandai Holdings, Inc	9,737
35,000		Nan Liu Enterprise Co Ltd	165
128,508	*	Nautilus, Inc	2,920
32,948	*,e	New Home Co Inc	352
48,489		New Wave Group AB (B Shares)	287
1,380,349		Newell Rubbermaid, Inc	72,689
479,129		Nien Hsing Textile Co Ltd	366
170,000		Nien Made Enterprise Co Ltd	2,198
3,871,723		Nike, Inc (Class B)	203,846
50,424	e	Nikon Corp	753
86,134		Nobia AB	818
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
38,880	*	NVR, Inc	$63,758
599,531		Onward Kashiyama Co Ltd	4,321
341,167		Oriental Weavers	297
1,511,141	g	OVS S.p.A	8,744
43,358		Oxford Industries, Inc	2,935
349,000	*,e,g	Ozner Water International Holding Ltd	76
730,778	e	Pacific Textile Holdings Ltd	950
8,908		Page Industries Ltd	2,023
298,000	e	PanaHome Corp	2,373
126,273		Pandora AS	15,294
3,346	*	PDG Realty S.A.	2
402,000	*,m	Peace Mark Holdings Ltd	0
2,603,000		Peak Sport Products Co Ltd	848
15,011		Pegas Nonwovens S.A.	490
61,578	*	Perry Ellis International, Inc	1,187
311,322		Persimmon plc	7,320
282,677	*	Peter England Fashions and Retail Ltd	586
342,478		Phillips-Van Heusen Corp	37,844
50,207		PIK Group (GDR)	228
824,800	*	Pioneer Corp	1,795
8,104,857		Playmates Holdings Ltd	9,578
1,608,000		Playmates Toys Ltd	248
78,494	e	Polaris Industries, Inc	6,079
129,293		Pool Corp	12,221
5,805,341		Pou Chen Corp	8,203
330,000		Prada S.p.A	1,060
29,600	e	Pressance Corp	328
920,000	*,e	Prime Success International Group Ltd	123
8,236,400		PT Sri Rejeki Isman Tbk	132
1,869,960		Pulte Homes, Inc	37,474
172,260		Rajesh Exports Ltd	1,185
167,003		Ralph Lauren Corp	16,891
73,080		Raymond Ltd	588
362,047	e	Redrow plc	1,874
283,000	e,g	Regina Miracle International Holdings Ltd	388
23,897		Rinnai Corp	2,225
395,956		Ruentex Industries Ltd	639
26,571	*	Safilo Group S.p.A.	255
41,397	e	Salvatore Ferragamo Italia S.p.A	1,051
51,114		Samick Musical Instruments Co Ltd	129
906,000		Sampo Corp	509
816,000		Samson Holding Ltd	77
265,800	e	Samsonite International	857
115,500		Sangetsu Co Ltd	2,241
85,021		Sankyo Co Ltd	2,905
311,000	e	Sanyo Shokai Ltd	515
26,960		SEB S.A.	3,808
609,394		Sega Sammy Holdings, Inc	8,693
120,000	e	Seiko Holdings Corp	379
1,022,830		Seiren Co Ltd	12,204
436,953		Sekisui Chemical Co Ltd	6,284
2,464,377		Sekisui House Ltd	41,985
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
101,441	*	Sequential Brands Group, Inc	$812
828,341		Servicios Corporativos Javer SAPI de C.V.	743
394,500		Shanghai Haixin Group Co	339
72,300		Shanghai Kai Kai Industrial Co Ltd	110
479,000	*,e	Sharp Corp	635
223,400	*	Shenzhen China Bicycle Co Holdings Ltd	146
621,124		Shenzhou International Group Holdings Ltd	4,347
70,245		Shimano, Inc	10,433
1,160,000	*	Silverman Holdings Ltd	158
15,821		Sioen Industries NV	466
368,000	e	Sitoy Group Holdings Ltd	139
294,335	*	Skechers U.S.A., Inc (Class A)	6,740
5,769,843	e	Skyworth Digital Holdings Ltd	4,189
233,941	*,e	Smith & Wesson Holding Corp	6,220
6,762,312		Sony Corp	224,039
269,637		Sony Corp (ADR)	8,955
873,213	*,g	Spin Master Corp	20,839
13,762		SRF Ltd	368
30,800	e	SRI Sports Ltd	311
29,000		Starts Corp, Inc	538
4,578,866		Steinhoff International Holdings NV	26,223
1,100,802		Steinhoff International Holdings NV (GR)	6,329
144,369	*	Steven Madden Ltd	4,989
81,957		Sturm Ruger & Co, Inc	4,734
288,454		Sumitomo Forestry Co Ltd	3,861
17,830		Superior Uniform Group, Inc	353
6,276		Surteco SE	161
23,872	e	Swatch Group AG.	6,767
213,744		Swatch Group AG. (Registered)	11,901
13,976		Symphony Ltd	239
919,602		Tainan Spinning Co Ltd	364
594,600		Taiwan Paiho Ltd	2,131
68,900		Tamron Co Ltd	1,116
1,951,298	*	Tatung Co Ltd	485
68,434	*	Taylor Morrison Home Corp	1,204
3,386,144		Taylor Wimpey plc	6,754
1,762,000	e	TCL Multimedia Technology Holdings Ltd	871
922,000		Techtronic Industries Co	3,612
23,472	e	Ted Baker plc	750
243,304	e	Telford Homes plc	960
210,709	*,e	Tempur-Pedic International, Inc	11,956
1,052,000	e	Texhong Textile Group Ltd	1,410
1,562,000	e	Texwinca Holdings Ltd	1,082
287,457		Thomson	1,964
111,934	g	Thule Group AB	1,909
238,567		Titan Industries Ltd	1,418
10,787	e	Tod’s S.p.A.	570
5,890		Token Corp	439
562,892	*	Toll Brothers, Inc	16,808
444,428	*	TomTom NV	4,252
57,168	e	Tomy Co Ltd	603
88,285	*	TopBuild Corp	2,931
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
58,000		Topkey Corp	$195
79,000		Toung Loong Textile Manufacturing	231
399,608	*	TRI Pointe Homes, Inc	5,267
25,927		Trigano S.A.	1,819
279,600		TSI Holdings Co Ltd	1,626
171,803		Tsutsumi Jewelry Co Ltd	2,856
2,720		TTK Prestige Ltd	211
142,241		Tupperware Corp	9,298
21,748	*	UCP, Inc (Class A)	192
390,768	*	Under Armour, Inc	13,231
375,561	*,e	Under Armour, Inc (Class A)	14,527
37,203	*	Unifi, Inc	1,095
486,000	*,e	Unitika Ltd	280
32,211	*	Universal Electronics, Inc	2,398
66,500	e	Universal Entertainment Corp	1,976
591,479	*,e,m	Urbi Desarrollos Urbanos S.A. de C.V	0	^
4,871		VAN DE Velde	352
35,286		Vardhman Textiles Ltd	565
49,155	*,e	Vera Bradley, Inc	745
76,167	*	Vestel Elektronik Sanayi	168
797,442		VF Corp	44,697
67,197		Videocon Industries Ltd	105
55,182	*,e	Vince Holding Corp	311
144,344	*	Vista Outdoor, Inc	5,754
349,627		Wacoal Holdings Corp	3,947
50,641	*	WCI Communities, Inc	1,201
393,000		Weiqiao Textile Co	281
596,961		Welspun India Ltd	472
15,685	e	Weyco Group, Inc	421
234,285		Whirlpool Corp	37,992
44,400	*	Whirlpool of India Ltd	680
54,732	*,e	William Lyon Homes, Inc	1,015
380,506		Wolverine World Wide, Inc	8,763
149,870		Woongjin Coway Co Ltd	13,018
194,631		Wuxi Little Swan Co Ltd	695
3,352,000	e	XTEP International Holdings	1,571
220,650		Yamaha Corp	7,143
13,700		Yondoshi Holdings, Inc	318
9,400	e	Yonex Co Ltd	454
20,512		Youngone Corp	693
11,043		Youngone Holdings Co Ltd	597
594,907		Yue Yuen Industrial Holdings	2,459
682,000	e	Yuxing InfoTech Investment Holdings Ltd	184
70,555	*	Zagg, Inc	571
170,764		Zeng Hsing Industrial Co Ltd	879
79,600		Zhonglu Co Ltd	159
29,300	e	Zojirushi Corp	479
		TOTAL CONSUMER DURABLES & APPAREL	2,440,278

CONSUMER SERVICES - 2.0%
22,000	*,e	500.com Ltd (ADR)	388
442,496		888 Holdings plc	1,270
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
500,607		AA plc	$1,910
2,325,191	e	Accor S.A.	92,262
54,200		Accordia Golf Co Ltd	553
16,316,000		Accordia Golf Trust	8,076
763,864		Advtech Ltd	921
5,600	*,e	Aeon Fantasy Co Ltd	160
94,826	e	Ainsworth Game Technology Ltd	164
4,367,000		Ajisen China Holdings Ltd	2,007
904,702		Alsea SAB de C.V.	3,069
95,561	*,e	Amaya, Inc	1,548
344,000		Ambassador Hotel	270
34,508	*	American Public Education, Inc	684
192,559	*	Apollo Group, Inc (Class A)	1,531
2,197,422		ARAMARK Holdings Corp	83,568
6,000	*,e	ARCLAND SERVICE Co Ltd	183
2,975,824	*	Arcos Dorados Holdings, Inc	15,683
363,785		Ardent Leisure Group	777
1,486,125		Aristocrat Leisure Ltd	18,082
81,502	*	Ascent Media Corp (Series A)	1,888
73,200	e	Atom Corp	491
104,014		Autogrill S.p.A.	882
2,007,096	*	Belmond Ltd.	25,510
54,525	e	Benesse Holdings Inc	1,393
571,189		Berjaya Sports Toto BHD	457
9,299		bet-at-home.com AG.	716
95,417		Betsson AB	1,055
54,902	*	BJ’s Restaurants, Inc	1,952
3,576,000		Bloomberry Resorts Corp	337
521,274		Bloomin’ Brands, Inc	8,987
54,620		Bob Evans Farms, Inc	2,092
24,888	*,e	Bojangles’, Inc	397
355,835	*	Boyd Gaming Corp	7,038
92,198	*	Bridgepoint Education, Inc	633
158,482	*	Bright Horizons Family Solutions	10,601
500,421	e	Brinker International, Inc	25,236
7,300	*,e	BRONCO BILLY Co Ltd	222
62,232	*	Buffalo Wild Wings, Inc	8,759
146,213	*,e	Caesars Acquisition Co	1,816
127,986	*,e	Caesars Entertainment Corp	953
582,000	e	Cafe de Coral Holdings Ltd	1,940
34,682	*	Cambium Learning Group, Inc	188
72,532		Capella Education Co	4,210
88,170	e	Cara Operations Ltd	1,854
458,329	*	Career Education Corp	3,112
1,480,767		Carnival Corp	72,291
487,341		Carnival plc	23,777
35,117	e	Carriage Services, Inc	831
213,191	*	Carrols Restaurant Group, Inc	2,816
53,329	*	Century Casinos, Inc	369
105,506		Cheesecake Factory	5,282
194,726	*,e	Chegg, Inc	1,381
5,960,000	e	China LotSynergy Holdings Ltd	205
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,602,000	e	China Maple Leaf Educational Systems Ltd	$3,343
392,000	*	China Nuclear Energy Technology Corp Ltd	69
2,330,000	e	China Travel International Inv HK	677
1,600,000	*,e	China Vanguard Group Ltd	52
157,636	*,e,n	Chipotle Mexican Grill, Inc (Class A)	66,759
71,649		Choice Hotels International, Inc	3,230
34,954	e	Churchill Downs, Inc	5,116
38,667	*	Chuy’s Holdings, Inc	1,080
18,689		Cie des Alpes	357
61,588		City Lodge Hotels Ltd	696
204,728		ClubCorp Holdings, Inc	2,962
37,903	*,g	Coffee Day Enterprises Ltd	128
18,358		Collectors Universe	340
47,700	e	Colowide Co Ltd	871
1,279,396		Compass Group plc	24,778
203,064	e	Corporate Travel Management Lt	2,759
123,577		Cox & Kings India Ltd	411
44,362	e	Cracker Barrel Old Country Store, Inc	5,866
37,000		Create Restaurants Holdings, Inc	377
2,474		Credu Corp	93
381,764		Crown Resorts Ltd	3,851
110,744	*	Curro Holdings Ltd	357
298,600		CVC Brasil Operadora e Agencia de Viagens S.A.	2,208
106,902		Daekyo Co Ltd	843
130,000		Dahan Development Corp	226
5,500	e	Daisyo Corp	82
124,199		Darden Restaurants, Inc	7,616
85,905	*	Dave & Buster’s Entertainment, Inc	3,366
73,400	*	Del Frisco’s Restaurant Group, Inc	989
47,135	*	Del Taco Restaurants, Inc	562
53,383		Delta Corp Ltd	135
344,761	*	Denny’s Corp	3,685
144,386	e	DeVry Education Group, Inc	3,330
38,863		Dignity plc	1,412
60,396		DineEquity, Inc	4,783
5,603		DO & CO AG.	458
121,106		Domino’s Pizza Enterprises Ltd	6,562
1,306,406		Domino’s Pizza Group plc	6,325
41,495		Domino’s Pizza, Inc	6,301
602,775	*	Donaco International Ltd	219
25,400		Doutor Nichires Holdings Co Ltd	467
2,993,103	*	Dubai Parks & Resorts PJSC	1,282
84,525	e	Dunkin Brands Group, Inc	4,402
1,734,800		Dynam Japan Holdings Co Ltd	2,487
144,885		EIH Ltd	240
46,684	*,e	El Pollo Loco Holdings, Inc	588
66,322	*,e	Eldorado Resorts, Inc	932
380,958	g	Elior Participations S.C.A	8,723
6,018	*	Emerson Pacific, Inc	201
805,000		Emperor Entertainment Hotel Ltd	209
9,070	*	Empire Resorts, Inc	184
238,428	e	EnerCare, Inc	3,429
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
482,404	*	Enterprise Inns plc	$581
1,281,100		Erawan Group PCL	168
252,700		Estacio Participacoes S.A.	1,384
16,323	e,g	Evolution Gaming Group AB	532
560,760		Extended Stay America, Inc	7,963
153,638	e	Famous Brands Ltd	1,847
86,391	*	Fiesta Restaurant Group, Inc	2,073
90,563		First Hotel	48
158,865	e	Flight Centre Travel Group Ltd	4,447
490,870	*,e	Fogo De Chao, Inc	5,188
37,990		Formosa International Hotels Corp	218
794,000	e	Fu Shou Yuan International Group Ltd	459
37,000	e	Fuji Kyuko Co Ltd	433
57,000	e	Fujita Kanko, Inc	202
287,133	e	G8 Education Ltd	671
31,800		GAEC Educacao S.A.	121
1,769,155		Galaxy Entertainment Group Ltd	6,728
2,358,092		Genting BHD	4,526
4,656,493		Genting Singapore plc	2,573
974,000		GL Ltd	558
964,486		Gold Reef Resorts Ltd	2,198
23,270		Golden Entertainment, Inc	290
63,000		Gourmet Master Co Ltd	628
4,495		Graham Holdings Co	2,164
103,537	*	Grand Canyon Education, Inc	4,182
28,802		Grand Korea Leisure Co Ltd	646
39,395	*	Great Canadian Gaming Corp	686
253,785		Greene King plc	2,544
310,236		GVC Holdings plc	2,984
613,154		H&R Block, Inc	14,195
31,811	*,e	Habit Restaurants, Inc	445
1,152,000	*,g	Haichang Holdings Ltd	238
8,150		Hana Tour Service, Inc	518
10,900		Hiday Hidaka Corp	263
935,466		Hilton Worldwide Holdings, Inc	21,450
12,200	e	Hiramatsu Inc	72
34,200	e	HIS Co Ltd	895
280,500	*,e	Hoteles City Express SAB de C.V.	264
394,559	*	Houghton Mifflin Harcourt Co	5,291
220,275		Huangshan Tourism Development Co Ltd	330
33,110	*,e	Hyatt Hotels Corp	1,630
36,700	e	Ichibanya Co Ltd	1,286
93,031		IDP Education Ltd	338
501,228		Indian Hotels Co Ltd	984
53,894		InterContinental Hotels Group plc	2,221
437,069		International Game Technology plc	10,656
113,173		International Speedway Corp (Class A)	3,782
47,784	*	Intertain Group Ltd	393
628,580		Interval Leisure Group, Inc	10,793
121,213	*	Intralot S.A.-Integrated Lottery Systems & Services	142
145,735	*	Intrawest Resorts Holdings Inc	2,364
93,360	e	Invocare Ltd	998
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
156,684	*	Isle of Capri Casinos, Inc	$3,491
47,159	*	J Alexander’s Holdings, Inc	478
162,793		Jack in the Box, Inc	15,618
32,513	*,e	Jamba, Inc	355
495,007		Jollibee Foods Corp	2,524
45,510		Jubilant Foodworks Ltd	661
327,735	*	K12, Inc	4,703
20,595	*,e	Kambi Group plc	294
250,226		Kangwon Land, Inc	8,941
19,700	e	Kappa Create Co Ltd	234
15,000	e	Kisoji Co Ltd	338
82,000	*,e	KNT-CT Holdings Co Ltd	91
21,079	*,e	Kona Grill, Inc	265
5,900	e	Koshidaka Holdings Co Ltd	100
3,274,045		Kroton Educacional S.A.	14,890
8,200		Kura Corp	399
12,300	e	Kyoritsu Maintenance Co Ltd	770
394,780	*	La Quinta Holdings, Inc	4,414
1,186,187	e	Ladbrokes plc	2,151
1,474,888	e	Las Vegas Sands Corp	84,865
17,262	e	Liberty Tax, Inc	221
197,041	*,e	LifeLock, Inc	3,334
34,170	*	Lindblad Expeditions Holdings, Inc	308
130,000		Lion Travel Service Co Ltd	329
49,376	*	Luby’s, Inc	212
1,706,000	*,e	Macau Legend Development Ltd	359
593,600		Magnum BHD	324
21,724		Mahindra Holidays & Resorts India Ltd	146
250,332		Mantra Group Ltd	619
86,683		Marcus Corp	2,171
442,123	e	Marriott International, Inc (Class A)	29,768
72,962		Marriott Vacations Worldwide Corp	5,350
472,351		Marston’s plc	896
6,200		Matsuya Foods Co Ltd	193
1,471,600		Max’s Group, Inc	871
1,813,727		McDonald’s Corp	209,232
50,053	e	McDonald’s Holdings Co Japan Ltd	1,474
14,200	e	Meiko Network Japan Co Ltd	126
3,090,103	e	Melco Crown Entertainment Ltd (ADR)	49,782
43,565,600	*	Melco Crown Philippines Resorts Corp	3,531
794,000	e	Melco International Development	1,051
46,434		Melia Hotels International S.A.	579
1,235,205	g	Merlin Entertainments plc	7,032
895,807	e	MGM China Holdings Ltd	1,566
4,208,268	*	MGM Resorts International	109,541
1		Minor International PCL (ADR)	0	^
1,807,616		Minor International PCL (Foreign)	2,042
159,947	e	Mitchells & Butlers plc	570
9,914		Modetour Network, Inc	260
26,765	*	Monarch Casino & Resort, Inc	674
51,100	e	MOS Food Services, Inc	1,626
31,668		MPK Group, Inc	62
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
30,755	e	MTY Food Group, Inc	$1,065
9,911	*	Nathan’s Famous, Inc	521
749,345		Navitas Ltd	3,006
246,814	*	NET Holding AS	257
196,000		New Oriental Education & Technology Group (ADR)	9,087
158,189	*,e	NH Hoteles S.A.	722
28,339	*,e	Noodles & Co	135
52,907	*,e	Nord Anglia Education, Inc	1,152
1,638,617	*	Norwegian Cruise Line Holdings Ltd	61,776
9,900		Ohsho Food Service Corp	389
516,262		OPAP S.A.	4,370
8,159	*	Orascom Development Holding AG.	52
311,200	e	Oriental Land Co Ltd	18,951
379,400	e	Overseas Union Enterprise Ltd	486
94,018		Paddy Power plc	10,631
59,103	e	Pandox AB	1,035
25,462	*,e	Panera Bread Co (Class A)	4,958
157,628		Papa John’s International, Inc	12,429
53,192		Paradise Co Ltd	772
180,770	*	Penn National Gaming, Inc	2,453
13,597	*,e	Pierre & Vacances	589
276,811	*	Pinnacle Entertainment, Inc	3,416
41,681	*,e	Planet Fitness, Inc	837
17,300	e	Plenus Co Ltd	316
104,035	*	Popeyes Louisiana Kitchen, Inc	5,528
56,960	*,e	Potbelly Corp	708
7,360,000		Premium Leisure Corp	156
318,000		Prestariang BHD	173
30,559	*	Red Lion Hotels Corp	255
30,954	*	Red Robin Gourmet Burgers, Inc	1,391
1,118,328	e	Red Rock Resorts, Inc	26,381
121,280	*	Regis Corp	1,522
3,523,929		Resorts World BHD	3,879
114,500	e	Resorttrust, Inc	2,333
2,046		Restaurant Brands International LP	91
1,109,741	e	Restaurant Brands International, Inc	49,472
315,095		Restaurant Brands International, Inc (Toronto)	14,050
284,281		Restaurant Group plc	1,416
377,845	e	Retail Food Group Ltd	2,022
75,728		Rezidor Hotel Group AB	329
14,900	e	Ringer Hut Co Ltd	346
198,300		Round One Corp	1,345
244,200	e	Royal Caribbean Cruises Ltd	18,303
23,000		Royal Holdings Co Ltd	399
142,533	*	Ruby Tuesday, Inc	356
209,802		Ruth’s Chris Steak House, Inc	2,962
24,200		Saizeriya Co Ltd	551
3,422,495	e	Sands China Ltd	15,001
81,378	*,g	Scandic Hotels Group AB	740
122,842	*,e	Scientific Games Corp (Class A)	1,384
156,125	e	SeaWorld Entertainment, Inc	2,105
10,718		Seoul Auction Co Ltd	141
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
246,400	g	Ser Educacional S.A.	$1,307
421,446		Service Corp International	11,185
469,545	*	ServiceMaster Global Holdings, Inc	15,814
36,231	*,e	Shake Shack, Inc	1,256
3,808,000	e	Shanghai Jinjiang International Hotels Group Co Ltd	1,182
61,449		Shanghai Jinjiang International Travel Co Ltd	241
912,120		Shangri-La Asia Ltd	1,003
1,621		Shinsegae Food Co Ltd	228
138,076		Six Flags Entertainment Corp	7,402
3,377,613	e	SJM Holdings Ltd	2,503
41,547		SkiStar AB (Series B)	671
549,672	e	Sky City Entertainment Group Ltd	1,836
88,200		Skylark Co Ltd	1,189
67,263		Sodexho Alliance S.A.	8,012
293,534		Sonic Corp	7,685
115,485	e	Sotheby’s (Class A)	4,391
40,769		Speedway Motorsports, Inc	728
53,000		Spur Corp Ltd	127
990,265		SSP Group plc	4,106
12,800		St Marc Holdings Co Ltd	351
644,297		Star Entertainment Grp Ltd	2,988
5,356,931		Starbucks Corp	290,024
2,352	*	Steak N Shake Co	1,026
23,717	*	Strayer Education, Inc	1,107
22,200	*	Studio Alice Co Ltd	487
449,007		Summit Hotel Properties, Inc	5,909
96,923		Sun International Ltd	612
2,128,100		Ta Enterprise BHD	250
1,082,698		Tabcorp Holdings Ltd	4,146
83,600	*,e	TAL Education Group (ADR)	5,922
32,100		Tarena International, Inc (ADR)	465
1,011,972		Tattersall’s Ltd	2,844
153,993		Texas Roadhouse, Inc (Class A)	6,010
1,201,174	*,e	Thomas Cook Group plc	1,076
81,408		Thomas Cook India Ltd	244
77,300		Tokyo Dome Corp	724
137,000	e	Tokyotokeiba Co Ltd	273
32,000		Toridoll.corp	737
6,000	e	Tosho Co Ltd	266
508,000	e	Tsui Wah Holdings Ltd	95
15,200		Tsukada Global Holdings Inc	106
546,529		TUI AG. (DI)	7,766
32,200	*,e	Tuniu Corp (ADR)	326
729,008		Unibet Group plc (ADR)	6,775
158,959		Vail Resorts, Inc	24,937
19,900	e	Watami Co Ltd	219
50,219	*,e	Weight Watchers International, Inc	518
383,925		Wendy’s	4,146
146,718	e	Wetherspoon (J.D.) plc	1,789
68,533		Whistler Blackcomb Holdings, Inc	1,954
58,053	e	Whitbread plc	2,946
261,552		William Hill plc	1,032
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
394,812	e	Wingstop, Inc	$11,568
54,220		Wowprime Corp	209
294,297		Wyndham Worldwide Corp	19,815
1,248,371	e	Wynn Macau Ltd	2,084
56,688		Wynn Resorts Ltd	5,523
325,000		YBM Sisa.com, Inc	1,797
27,000	e	Yomiuri Land Co Ltd	128
53,100	e	Yoshinoya D&C Co Ltd	762
940,425		Yum! Brands, Inc	85,400
24,207		Zeal Network SE	856
177,400	e	Zensho Co Ltd	3,173
568,000		Zhuhai Holdings Investment Group Ltd	96
693,843	*,e	Zoe’s Kitchen, Inc	15,396
		TOTAL CONSUMER SERVICES	2,254,103

DIVERSIFIED FINANCIALS - 3.2%
1,971,924		3i Group plc	16,626
93,875		ABC Arbitrage	675
1,654,458	e	Aberdeen Asset Management plc	6,983
19,257		Ackermans & Van Haaren	2,552
154,150	*	Acom Co Ltd	727
96,700		Aeon Credit Service M BHD	337
1,268,948	e	AEON Financial Service Co Ltd	22,212
137,092	*	Affiliated Managers Group, Inc	19,837
1,389,533	*,e,m	African Bank Investments Ltd	1
63,759		AG Mortgage Investment Trust	1,004
91,719	e	AGF Management Ltd	352
257,700	*,e	Aiful Corp	800
1,121,840		AIRA Capital Co Ltd	80
69,925		Aker ASA (A Shares)	2,410
2,178,237		Al Waha Capital PJSC	1,143
31,709	e	Alaris Royalty Corp	541
685,512		Alexander Forbes Group Holdings Ltd	322
223,239	*,e	Allied Minds plc	945
1,058,309		Ally Financial, Inc	20,605
52,910		Altamir Amboise	659
121,006		Altisource Residential Corp	1,319
1,167,289		Amanat Holdings PJSC	273
961,877		American Capital Agency Corp	18,795
1,600,544		American Express Co	102,499
1,304,883		Ameriprise Financial, Inc	130,188
3,546,321		AMP Ltd	14,417
499,233	g	Amundi S.A.	26,072
1,615,007	g	Anima Holding S.p.A	7,884
2,599,045	e	Annaly Capital Management, Inc	27,290
220,758		Anworth Mortgage Asset Corp	1,086
199,216	e	Apollo Commercial Real Estate Finance, Inc	3,261
1,077,686	e	ARA Asset Management Ltd	1,069
126,973		Ares Commercial Real Estate Corp	1,600
49,119	e	Arlington Asset Investment Corp (Class A)	726
87,175	e	ARMOUR Residential REIT, Inc	1,965
319,821		Arrow Global Group plc	1,221
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
84,218		Artisan Partners Asset Management, Inc	$2,291
1,130,222	e	Ashmore Group plc	5,173
12,981	*,m	Asia Pacific Investment Partners Limited	81
1,047,600		Asia Plus Group Holdings PCL	101
11,718		Associated Capital Group, Inc	416
86,946		Aurelius AG.	5,494
400,958		Australian Stock Exchange Ltd	14,855
19,683	e	Avanza AB	778
357,701		Ayala Corp	6,338
2,215	*,m	Ayala Corp Preferred	0	^
94,110		Azimut Holding S.p.A.	1,385
22,191	e	B. Riley Financial, Inc	296
184,577		Bajaj Finance Ltd	2,931
47,543		Banca Generali S.p.A	913
84,723		Banca IFIS S.p.A.	1,910
211,999		Banca Mediolanum S.p.A	1,406
3,250,025		Bank of New York Mellon Corp	129,611
7,709	*,e	BBX Capital Corp	159
517,198		BGC Partners, Inc (Class A)	4,525
55,440	e	BinckBank NV	316
157,008		BlackRock, Inc	56,909
138,736	e	Blackstone Mortgage Trust, Inc	4,086
3,319,253		BM&F Bovespa S.A.	17,157
1,141,400	e	Bolsa Mexicana de Valores S.A. de C.V.	1,818
61,944	e	Bolsas y Mercados Espanoles	1,841
846,684	*,e	Brait S.A.	6,810
284,985		Brewin Dolphin Holdings plc	974
3,074,000		Bright Smart Securities & Commodities Group Ltd	1,341
408,882	e	BT Investment Management Ltd	2,806
173,039		Bure Equity AB	2,033
648,600		Bursa Malaysia BHD	1,383
70,782		Calamos Asset Management, Inc (Class A)	483
50,986	e	Callidus Capital Corp	649
83,114		Canaccord Financial, Inc	298
23,862		Capital First Ltd	249
800,086		Capital One Financial Corp	57,470
1,513,000		Capital Securities Corp	395
223,993		Capstead Mortgage Corp	2,112
237,451	e	CBOE Holdings, Inc	15,399
91,441		Cembra Money Bank AG.	7,173
3,277,000	e	Central China Securities Co Ltd	1,542
37,401		Century Leasing System, Inc	1,359
159,798		Cerved Information Solutions S.p.A	1,350
254,564		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	3,356
1,276,123		Chailease Holding Co Ltd	2,273
757,297		Challenger Financial Services Group Ltd	5,930
1,788,704		Charles Schwab Corp	56,469
560,878		Chimera Investment Corp	8,946
874,000		China Bills Finance Corp	350
11,201,105		China Cinda Asset Management Co Ltd	3,989
1,975,125	e	China Everbright Ltd	4,073
3,190,000	*	China Financial International Investments Ltd	192
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,443,045		China Galaxy Securities Co Ltd	$10,525
10,044,000	*	China Innovative Finance Group Ltd	1,090
1,000,000	*,e	China International Capital Corp Ltd	1,376
16,540,000	e	China LNG Group Ltd	465
112,665		China Merchants China Direct Investments Ltd	167
473,695	e	CI Financial Corp	9,088
1,166,272	*	Citadel Capital Corp	110
3,227,915	e	CITIC Securities Co Ltd	6,923
5,009,957		ClearView Wealth Ltd	4,064
405,957		Close Brothers Group plc	7,200
176,886	g	CMC Markets plc	452
999,258		CME Group, Inc	104,442
190,464		Coface S.A.	1,380
49,510		Cohen & Steers, Inc	2,117
444,586		Colony Financial, Inc	8,105
239,444		Coronation Fund Managers Ltd	1,226
15,656		Corp Financiera Alba	659
24,167	*	Corp Financiera Colombiana S.A.	317
212,317	*,e	Cowen Group, Inc	771
68,746	*,e	Credit Acceptance Corp	13,823
27,262		Credit Analysis & Research Ltd	557
14,188,000	*,e	Credit China Holdings Ltd	1,793
139,654	e	Credit Corp Group Ltd	1,999
115,164		Credit Saison Co Ltd	1,912
966,284		Credit Suisse Group	12,699
197,051	e	Credito Real SAB de C.V.	339
28,758		CRISIL Ltd	965
354,106		CYS Investments, Inc	3,088
219,978		Daewoo Securities Co Ltd	1,575
126,408		Daishin Securities Co Ltd	1,213
21,344		Daishin Securities Co Ltd PF	149
2,911,160		Daiwa Securities Group, Inc	16,391
13,248		Daou Data Corp	146
89,372		DeA Capital S.p.A.	105
1,150,858	*	Deutsche Bank AG.	14,999
12,849	*	Deutsche Beteiligungs AG.	427
811,014	*	Deutsche Boerse AG. (Tender)	65,829
9,774		Diamond Hill Investment Group, Inc	1,806
1,160,000	*,e	Differ Group Holding Co Ltd	97
931,038		Discover Financial Services	52,650
2,714,718		Dubai Financial Market	966
57,483	*,e	Dundee Corp	296
100,207	e	Dynex Capital, Inc	744
2,466,055	*	E*TRADE Financial Corp	71,812
329,375		Eaton Vance Corp	12,862
504,265		Eclipx Group Ltd	1,575
1,202,622		Edelweiss Capital Ltd	2,060
7,025	e	EFG Financial Products Holding AG.	381
48,577	e	EFG International	239
399,221	*	Egyptian Financial Group-Hermes Holding	561
273,801	e	Element Financial Corp	3,427
17,892,000		Emperor Capital Group Ltd	1,861
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
54,597	*,e	Encore Capital Group, Inc	$1,227
64,308	*	Enova International, Inc	622
65,632	*	Eugene Investment & Securities Co Ltd	160
15,725		Eurazeo	912
1,214,230	g	Euronext NV	51,810
207,001		Evercore Partners, Inc (Class A)	10,663
106,996		Exor S.p.A.	4,332
237,124	*	Ezcorp, Inc (Class A)	2,623
115,502		Factset Research Systems, Inc	18,723
4,843,276		Far East Horizon Ltd	4,607
12,751		FBR & Co	169
1,458,000	*	FDG Kinetic Ltd	253
361,742		Federated Investors, Inc (Class B)	10,718
7,539	e	Ferratum Oyj	151
31,225		Fiera Capital Corp	290
127,291	e	Financial Engines, Inc	3,782
213,100	e	Financial Products Group Co Ltd	1,982
2,744,785		First Pacific Co	1,961
151,317		FirstCash, Inc	7,124
7,990,134	e	FirstRand Ltd	27,683
220,371		FlexiGroup Ltd	393
251,684	g	Flow Traders	7,646
198,079	*	FNFV Group	2,472
657,728		Franklin Resources, Inc	23,395
6,680,000	*	Freeman Financial Corp Ltd	494
17,680,461		Fubon Financial Holding Co Ltd	26,271
25,510,242		Fuhwa Financial Holdings Co Ltd	9,150
14,300		Fuyo General Lease Co Ltd	711
87,575		Gain Capital Holdings, Inc	541
31,043		GAMCO Investors, Inc (Class A)	884
1,231,562	e	Gentera SAB de C.V.	2,217
3,659,400	e	GF Securities Co Ltd	7,801
22,178		Gimv NV	1,178
63,215	e	Gluskin Sheff + Associates, Inc	768
1,552,730		Goldman Sachs Group, Inc	250,409
1,410,000	*	Good Resources Holdings Ltd	79
71,907		Great Ajax Corp	982
286,313	*	Green Dot Corp	6,602
62,343		Greenhill & Co, Inc	1,469
8,338		GRENKELEASING AG.	1,603
363,300		Group Lease PCL	368
99,333		Groupe Bruxelles Lambert S.A.	8,817
430,090		Grupo de Inversiones Suramericana S.A.	5,612
214,730		Grupo de Inversiones Suramericana S.A. (Preference)	2,778
120,405		GT Capital Holdings, Inc	3,589
796,497	*	Gulf General Investment Co	114
382,500	e	Guolian Securities Co Ltd	206
8,626,800	e	Guotai Junan International Hol	3,306
1,034,441		Haci Omer Sabanci Holding AS	3,200
5,509,362		Haitong Securities Co Ltd	9,420
21,311		Hankook Tire Worldwide Co Ltd	445
92,932		Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,172
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
119,055		Hanwha Securities Co	$253
234,948		Hargreaves Lansdown plc	3,869
56,049		Hellenic Exchanges S.A.	259
2,832,940		Henderson Group plc	8,504
7,002		Hennessy Advisors, Inc	248
1,485,100	e	Hitachi Capital Corp	31,576
15,702		HMC Investment Securities Co Ltd	146
89,089	g	Hoist Finance AB	857
846,352	e	Hong Kong Exchanges and Clearing Ltd	22,399
60,161		Houlihan Lokey, Inc	1,507
2,863,400	e,g	Huatai Securities Co Ltd	5,848
2,687	*,e	Hypoport AG.	254
351,991		Hyundai Securities Co	2,302
35,600		IBJ Leasing Co Ltd	717
1,390,540		ICAP plc	8,374
810,700	e	Ichigo Holdings Co Ltd	3,596
29,800		Ichiyoshi Securities Co Ltd	227
1,703,020		IFCI Ltd	675
956,097		IG Group Holdings plc	10,788
286,683	e	IGM Financial, Inc	7,740
199,243		India Infoline Ltd	817
445,376		Indiabulls Housing Finance Ltd	5,548
18,736		Indiabulls Securities Ltd	7
39,665		Industrivarden AB	734
188,892		Infrastructure Development Finance Co Ltd	191
167,259		Interactive Brokers Group, Inc (Class A)	5,899
257,877		IntercontinentalExchange Group, Inc	69,462
227,152		Intermediate Capital Group plc	1,734
612,141		International Personal Finance plc	2,063
46,134	*,g	Intertrust NV	1,107
35,551	*	INTL FCStone, Inc	1,381
59,091		Inversiones La Construccion S.A.	679
487,390		Invesco Ltd	15,241
265,189		Invesco Mortgage Capital, Inc	4,039
278,251		Investec Ltd	1,708
770,107	e	Investec plc	4,694
83,880		Investment AB Kinnevik (B Shares)	2,139
70,880		Investment AB Oresund	1,213
93,001		Investment Technology Group, Inc	1,594
355,181		Investor AB (B Shares)	12,987
292,446	e	IOOF Holdings Ltd	1,950
190,533	e	iShares MSCI Canada Index Fund	4,895
1,033,280	e	iShares MSCI EAFE Index Fund	61,098
564,724		iShares MSCI Emerging Markets	21,149
159,141	*,e	iStar Financial, Inc	1,708
11,600	e	Iwai Securities Co Ltd	101
57,000	e	J Trust Co Ltd	448
514,000		Jaccs Co Ltd	1,974
141,017	*	Jafco Co Ltd	4,143
547,046	e	Janus Capital Group, Inc	7,664
1,526,100		Japan Securities Finance Co Ltd	6,607
1,806,127		Jih Sun Financial Holdings Co Ltd	378
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
205,581		JM Financial Ltd	$200
222,218		JSE Ltd	2,590
223,010		Julius Baer Group Ltd	9,090
134,723		Julius Baer Holding AG.	1,291
1,400,686		Jupiter Investment Management Group Ltd	7,722
214,800		k1 Ventures Ltd	154
1,278,000		kabu.com Securities Co Ltd	4,303
28,928		KBC Ancora	1,061
198,200	*	KCG Holdings, Inc	3,078
10,376		KIWOOM Securities Co Ltd	678
44,747		Korea Investment Holdings Co Ltd	1,667
23,633		KRUK S.A.	1,471
481,600		Krungthai Card PCL	2,057
46,166		Kyobo Securities Co	392
16,900		Kyokuto Securities Co Ltd	217
903,348		L&T Finance Holdings Ltd	1,246
92,081		Ladder Capital Corp	1,219
309,607	*,e	Ladenburg Thalmann Financial Services, Inc	715
792,890		Lazard Ltd (Class A)	28,829
297,437		Legg Mason, Inc	9,958
764,643	*,e	LendingClub Corp	4,725
844,453		Leucadia National Corp	16,078
937,839		London Stock Exchange Group plc	33,985
294,928	e	LPL Financial Holdings, Inc	8,821
94,027		Lundbergs AB (B Shares)	6,179
508,004		Macquarie Group Ltd	32,128
258,598		Magellan Financial Group Ltd	4,320
298,187		Mahindra & Mahindra Financial Services Ltd	1,635
18,805,389		Man Group plc	27,395
854,973		Manappuram General Finance & Leasing Ltd	1,178
28,036	*	Manning & Napier, Inc	199
75,674		MarketAxess Holdings, Inc	12,531
22,394		Marlin Business Services Corp	434
43,000	*	Marusan Securities Co Ltd	356
5,180,000	*	Mason Financial Holdings Ltd	178
912,401		Masterlink Securities Corp	243
376,800	e	Matsui Securities Co Ltd	3,082
19,356	e	Medley Management, Inc	163
39,530		Meritz finance Holdings Co Ltd	424
975,050		Meritz Securities Co Ltd	3,006
34,611,006		Metro Pacific Investments Corp	5,073
950,035		MFA Mortgage Investments, Inc	7,106
162,000		MIN XIN Holdings Ltd	170
83,746		Mirae Asset Securities Co Ltd	1,748
1,647,454		Mitsubishi UFJ Lease & Finance Co Ltd	7,560
53,955		MLP AG.	227
111,129		Moelis & Co	2,988
1,001,700	e	Monex Beans Holdings, Inc	2,357
441,784		Moody’s Corp	47,836
6,648,139		Morgan Stanley	213,139
89,248		Morningstar, Inc	7,075
30,163		Motilal Oswal Financial Services Ltd	215
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
233,277		MSCI, Inc (Class A)	$19,581
167,543	*	MTGE Investment Corp	2,880
462,000		Muangthai Leasing PCL	247
163,826		Muthoot Finance Ltd	860
290,948		NASDAQ OMX Group, Inc	19,651
1,107,733		Navient Corp	16,029
103,486		Nelnet, Inc (Class A)	4,178
771,229		New Residential Investment Corp	10,651
256,102	e	New York Mortgage Trust, Inc	1,542
58,664	*	NewStar Financial, Inc	570
14,128		NICE Holdings Co Ltd	235
29,994		NICE Information Service Co Ltd	222
83,200		Nihon M&A Center, Inc	2,578
22,500	*,e	Noah Holdings Ltd (ADR)	587
2,545,639		Nomura Holdings, Inc	11,408
68,982	e	Nordnet AB (Series B)	227
220,368		Northern Trust Corp	14,983
381,825		NorthStar Asset Management Group, Inc	4,937
3,417,866	e	NZX Ltd	2,638
71,000		Oaktree Capital Group LLC	3,010
116,000		Okasan Holdings, Inc	597
384,673		OM Asset Management plc	5,351
150,441	*,e	On Deck Capital, Inc	858
156,078	*,e	OneMain Holdings, Inc	4,831
65,450		Onex Corp	4,215
26,483		Oppenheimer Holdings, Inc	378
49,861	e	Orchid Island Capital, Inc	520
395,100	*,e	Orient Corp	756
2,956,970		ORIX Corp	43,623
1,135,100		Osaka Securities Exchange Co Ltd	17,748
611,375		OSK Holdings BHD	233
24,329	e	Owens Realty Mortgage, Inc	421
261,367	e	OzForex Group Ltd	381
91,477		P2P Global Investments plc	996
12,315		Pargesa Holding S.A.	844
10,836		Partners Group	5,475
158,954		PennyMac Mortgage Investment Trust	2,476
512,910		Peregrine Holdings Ltd	1,069
517,000	*,m	Peregrine Investment Holdings	0
153,508		Perpetual Trustees Australia Ltd	5,518
49,329	*	Pico Holdings, Inc	582
298,200	*	Pioneers Holding	312
51,772	*	Piper Jaffray Cos	2,501
40,476	e	PJT Partners, Inc	1,104
690,923	e	Platinum Asset Mangement Ltd	2,674
246,931		Plus500 Ltd	2,118
1,314,502		Power Finance Corp Ltd	2,382
107,618	*,e	PRA Group, Inc	3,717
1,083,289		President Securities Corp	398
115,941	e	Provident Financial plc	4,552
110,174		PSG Group Ltd	1,613
128,527		PTC India Financial Services Ltd	72
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
80,741		Pzena Investment Management, Inc (Class A)	$622
12,203		Qatar Industrial Manufacturing Co	141
582,057	e	Ratos AB (B Shares)	2,763
320,113		Raymond James Financial, Inc	18,634
225,093		Redwood Trust, Inc	3,187
25,336	*	Regional Management Corp	549
404,530		Reliance Capital Ltd	3,335
566,492		Remgro Ltd	9,480
48,338		Repco Home Finance Ltd	594
70,743	e	Resource Capital Corp	906
28,000	e	Ricoh Leasing Co Ltd	775
1,367,038	e	RMB Holdings Ltd	5,833
321,412	*,m	Rural Electrification Corp Ltd	582
321,412		Rural Electrification Corp Ltd	582
865,110		S&P Global, Inc	109,488
82,853	*,e	Safeguard Scientifics, Inc	1,074
79,591		Salam International Investment Co	243
94,507		Samsung Card Co	4,317
66,855		Samsung Securities Co Ltd	2,118
500,581	*	Santander Consumer USA Holdings, Inc	6,087
270,100	*,e	Sawada Holdings Co Ltd	2,710
46,244		SBI Holdings, Inc	552
39,470		Schroders plc	1,378
389,136		SEI Investments Co	17,748
5	*,m	SFCG Co Ltd	0
350,000		Shenyin Wanguo HK Ltd	185
9,857		Shinyoung Securities Co Ltd	443
216,874		Shriram Transport Finance Co Ltd	3,792
15,892	e	Silvercrest Asset Management Group, Inc	189
540,000	*	Simsen International Corp Ltd	133
1,633,156		Singapore Exchange Ltd	8,908
11,065		Sixt Leasing AG.	253
262,511	*	SK Securities Co Ltd	277
90,043	*	SKS Microfinance Pvt Ltd	1,195
1,274,943	*	SLM Corp	9,524
768,475	*,e,m	SNS Reaal	9
7,968		Societe Fonciere Financiere et de Participations FFP	600
15,824		Sofina S.A.	2,261
70,000	e	Sparx Group Co Ltd	126
9,200	e	SPDR Trust Series 1	1,990
155,717		Sprott, Inc	287
126,832		SREI Infrastructure Finance Ltd	131
430,461		Srisawad Power 1979 PCL	449
612,559	e	Starwood Property Trust, Inc	13,795
1,519,653		State Street Corp	105,813
153,414	*	Stifel Financial Corp	5,899
4,989,000		Sun Hung Kai & Co Ltd	3,134
38,117		Sundaram Finance Ltd	762
129,138	*	SVG Capital plc	1,136
7,695		Swissquote Group Holding S.A.	218
3,531,673		Synchrony Financial	98,887
284,009		T Rowe Price Group, Inc	18,887
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,625,977	e	Tai Fook Securities Group Ltd	$2,434
265,000		Taiwan Acceptance Corp	604
170,000	*	Takagi Securities Co Ltd	215
68,408		Tamburi Investment Partners S.p.A.	276
14,411		Tata Investment Corp Ltd	131
322,131		TD Ameritrade Holding Corp	11,352
370,015		Thomson Corp (Toronto)	15,300
78,192		Tiptree Financial, Inc	464
69,165		TMX Group Ltd	3,176
274,680	e	Tokai Tokyo Securities Co Ltd	1,332
96,220	*	Tong Yang Investment Bank	294
281,021		Transaction Capital Ltd	261
199,672		Tullett Prebon plc	863
949,595		Two Harbors Investment Corp	8,100
3,433,832		UBS AG.	46,908
1,997,800	e	Unifin Financiera SAPI de C.V. SOFOM ENR	6,029
76,104	e,m	United Development Funding IV	244
1,071,687		UOB-Kay Hian Holdings Ltd	1,030
116,908	*	Uranium Participation Corp	349
2,516	e	Value Line, Inc	41
3,237,000	e	Value Partners Group Ltd	3,354
23,845		Verusa Holding AS.	116
58,116		Virtu Financial, Inc	870
14,504	e	Virtus Investment Partners, Inc	1,419
53,983		Vontobel Holding AG.	2,684
241,380		Voya Financial, Inc	6,957
2,287		VZ Holding AG.	642
232,656		Waddell & Reed Financial, Inc (Class A)	4,225
57,168		Warsaw Stock Exchange	559
3,323,952		Waterland Financial Holdings	853
26,369		Wendel	3,077
97,604	e	Western Asset Mortgage Capital Corp	1,017
23,597		Westwood Holdings Group, Inc	1,253
2,598	*,e	Wins Finance Holdings, Inc	77
335,375	e	WisdomTree Investments, Inc	3,451
10,694		Woori Financial Co Ltd	257
159,042		Woori Investment & Securities Co Ltd	1,453
13,389	*,e	World Acceptance Corp	657
1,414,595	e	Zeder Investments Ltd	755
67,600		Zenkoku Hosho Co Ltd	2,805
		TOTAL DIVERSIFIED FINANCIALS	3,603,554

ENERGY - 6.8%
301,391	*	Abraxas Petroleum Corp	509
6,154		Adams Resources & Energy, Inc	242
46,174,104		Adaro Energy Tbk	4,285
170,671	*	Advantage Oil & Gas Ltd	1,197
66,930		Aegis Logistics Ltd	155
127,869	*,e	Akastor ASA	136
125,228		Aker Solutions ASA	588
79,839		Alon USA Energy, Inc	643
154,266	e	AltaGas Income Trust	3,967
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,203,965		AMEC plc	$8,931
695,572	*,e	Amerisur Resources plc	221
1,249,229		Anadarko Petroleum Corp	79,151
246,845	*	Antero Resources Corp	6,652
1,094,000	*,e	Anton Oilfield Services Group	103
1,648,106		Apache Corp	105,265
1,237,026	e	ARC Resources Ltd	22,375
271,050		Archrock, Inc	3,545
152,231	e	Ardmore Shipping Corp	1,072
741,268	*	Athabasca Oil Corp	729
176,807	e	Atwood Oceanics, Inc	1,536
457,807	*,e	Australian Worldwide Exploration Ltd	221
9,205	e,g	Avance Gas Holding Ltd	22
1,967,881		Baker Hughes, Inc	99,319
1,923,700		Bangchak Petroleum PCL-Foreign	1,700
212,375	*,e	Bankers Petroleum Ltd	356
3,707,910		Banpu PCL (Foreign)	1,685
703,658	*,e	Baytex Energy Trust	2,987
6,124,643		Beach Petroleum Ltd	3,134
150,045	*,e	Bellatrix Exploration Ltd	129
564,679		Bharat Petroleum Corp Ltd	5,203
127,481	*,e	Bill Barrett Corp	709
210,015	*	Birchcliff Energy Ltd	1,470
963,757	e	Bonavista Energy Trust	3,100
71,043		Bonterra Oil & Gas Ltd	1,408
21,766	e	Bourbon S.A.	254
652,141		Boustead Singapore Ltd	387
22,836,050		BP plc	133,105
738,885	e	BP plc (ADR)	25,979
3,789,000	e	Brightoil Petroleum Holdings Ltd	1,144
76,445	e	Bristow Group, Inc	1,072
2,022,500		Bumi Armada BHD	343
52,157	e,g	BW LPG Ltd	149
947,239		Cabot Oil & Gas Corp	24,439
473,373	*	Cairn Energy plc	1,153
1,081,526		Cairn India Ltd	3,267
76,744	*,e	California Resources Corp	959
1,453,922	*	Callon Petroleum Co	22,827
579,672		Caltex Australia Ltd	15,326
206,603	e	Cameco Corp (Toronto)	1,765
303,608	*	Canacol Energy Ltd	1,000
193,972	e	Canadian Energy Services & Technology Corp	767
2,016,501		Canadian Natural Resources Ltd (Canada)	64,463
66,139	e	Canyon Services Group, Inc	253
46,506	e	CARBO Ceramics, Inc	509
234,978	e	Cardinal Energy Ltd	1,540
186,868	*,e	Carrizo Oil & Gas, Inc	7,591
750,138		Cenovus Energy, Inc	10,779
2,627,033		Cenovus Energy, Inc (Toronto)	37,705
16,339	*,e	CGG S.A.	422
484,409	*	Cheniere Energy, Inc	21,120
30,040		Chennai Petroleum Corp Ltd	130
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,535,914	*,e	Chesapeake Energy Corp	$9,630
5,897,197	e	Chevron Corp	606,939
3,846,419	e	China Coal Energy Co	2,094
2,429,826	e	China Oilfield Services Ltd	2,131
8,503,295		China Shenhua Energy Co Ltd	16,807
1,567,000	e	China Suntien Green Energy Cor	218
353,009		Cimarex Energy Co	47,434
12,617	*,e	Clayton Williams Energy, Inc	1,078
1,131,310	*,e	Clean Energy Fuels Corp	5,057
34,600,546	e	CNOOC Ltd	43,649
1,489,038		Coal India Ltd	7,215
943,637	*,e	Cobalt International Energy, Inc	1,170
2,476,675	*	Concho Resources, Inc	340,171
1,792,279		ConocoPhillips	77,910
648,479	e	Consol Energy, Inc	12,451
144,319	*	Contango Oil & Gas Co	1,475
2,124,776	*,e	Continental Resources, Inc	110,403
11,931	e	Core Laboratories NV	1,340
464,228		Cosan SA Industria e Comercio	5,383
118,000		Cosmo Energy Holdings Co Ltd	1,487
554,144	e	Crescent Point Energy Corp	7,307
122,483	*,e	Crew Energy, Inc	640
38,123	e	CVR Energy, Inc	525
3,013,634	*	Dana Gas PJSC	442
69,253	*	Dawson Geophysical Co	528
259,350		Dayang Enterprise Holdings BHD	63
3,556		Delek Group Ltd	739
289,045		Delek US Holdings, Inc	4,998
1,099,262	*,e	Denbury Resources, Inc	3,551
421,121	*	Denison Mines Corp	196
1,422,348	*,e	Det Norske Oljeselskap ASA	22,690
881,162		Devon Energy Corp	38,868
538,947	e	DHT Holdings, Inc	2,258
239,483	e	Diamond Offshore Drilling, Inc	4,217
1,080,374	*	Diamondback Energy, Inc	104,299
520,961	*	DNO International ASA	532
61,596	*,e	Dorian LPG Ltd	370
104,955	*	Dril-Quip, Inc	5,850
3,752	*	Earthstone Energy, Inc	32
294,100	*,e	Eclipse Resources Corp	968
7,693,945		Ecopetrol S.A.	3,335
821,821		Empresas COPEC S.A.	7,686
286,609	e	Enbridge Income Fund	7,428
1,280,396		Enbridge, Inc	56,273
1,289,152		EnCana Corp	13,472
63,220		Enerflex Ltd	678
504,870		Energen Corp	29,141
1,246,314		Energy Absolute PCL (Foreign)	929
1,168,600		Energy Earth PCL	154
1,053,134	*,e	Energy Resources of Australia Ltd	270
695,402	e	Enerplus Resources Fund	4,463
3,026,951	e	ENI S.p.A.	43,619
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,287,034	*,e	Enquest plc (London)	$1,486
866,516		Ensco plc	7,365
249,372		Ensign Energy Services, Inc	1,426
4,958,722	e	EOG Resources, Inc	479,558
483,138	*,e	EP Energy Corp	2,116
320,176		EQT Corp	23,251
40,541	*	Era Group, Inc	326
49,105	*,e	Erin Energy Corp	115
2,233	*	Esso SA Francaise	88
2,696,500	*	Esso Thailand PCL (Foreign)	460
110,160	*,e	Etablissements Maurel et Prom	513
505,422		Euronav NV	3,872
64,838	e	Evolution Petroleum Corp	407
25,838		Exmar NV	204
180,150	*	Exterran Corp	2,825
244,110	e	Exxaro Resources Ltd	1,501
10,484,764	d	Exxon Mobil Corp	915,110
1,357,797	e	Ezion Holdings Ltd	276
356,363	*,e	Fairmount Santrol Holdings, Inc	3,022
186,411	*	Faroe Petroleum plc	172
648,409	*	FMC Technologies, Inc	19,238
3,929,825		Formosa Petrochemical Corp	11,847
140,675	*	Forum Energy Technologies, Inc	2,794
126,140	e	Frank’s International NV	1,640
211,200	*,e	Fred Olsen Energy ASA	295
75,224	e	Freehold Royalty Trust	725
188,677	e	Frontline Ltd	1,353
117,328	e	Frontline Ltd (Sigmax MTF)	851
50,363	*,e	Fugro NV	815
1,200,618		Galp Energia SGPS S.A.	16,403
98,492	e	GasLog Ltd	1,433
10,174,395		Gazprom OAO (ADR)	42,888
104,440		Gazpromneft OAO (ADR)	1,460
18,094	e	Gaztransport Et Technigaz S.A.	522
97,445	*,e	Gener8 Maritime, Inc	499
7,225,000	*,e	Genesis Energy Holdings Ltd	180
32,532	*,e	Geospace Technologies Corp	634
116,296	e	Gibson Energy, Inc	1,564
266,431	e	Golar LNG Ltd	5,648
60,000	*,e	Gran Tierra Energy, Inc	181
116,704		Great Eastern Shipping Co Ltd	618
120,969	e	Green Plains Renewable Energy, Inc	3,169
197,683	*	Grupa Lotos S.A.	1,472
118,020		GS Holdings Corp	5,770
131,044		Gujarat Mineral Development Corp Ltd	166
40,995		Gulf International Services OSC	390
264,170	*	Gulfport Energy Corp	7,463
2,317,824		Halliburton Co	104,024
493		Hankook Shell Oil Co Ltd	201
329,521	*	Helix Energy Solutions Group, Inc	2,679
43,773	*	Hellenic Petroleum S.A.	195
262,660	e	Helmerich & Payne, Inc	17,677
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
579,649		Hess Corp	$31,081
601,000	e	Hilong Holding Ltd	90
86,778	e	Hoegh LNG Holdings Ltd	932
290,931		HollyFrontier Corp	7,128
76,979	*,e	Hornbeck Offshore Services, Inc	423
104,936		Hunting plc	625
640,224		Husky Energy, Inc	7,842
100,394		Idemitsu Kosan Co Ltd	2,079
262,622		Imperial Oil Ltd	8,215
252,233	*,e	Independence Contract Drilling, Inc	1,324
938,900		Inner Mongolia Yitai Coal Co	861
1,440,002		Inpex Holdings, Inc	13,093
916,166		Inter Pipeline Ltd	19,344
18,872,107		IRPC PCL (Foreign)	2,666
1,830	*,e	Isramco, Inc	153
128,953		Itochu Enex Co Ltd	993
3,800	e	Japan Drilling Co Ltd	90
42,800		Japan Petroleum Exploration Co	948
10,190	*	Jerusalem Oil Exploration	456
459,952		John Wood Group plc	4,527
68,154	*,e	Jones Energy, Inc (Class A)	243
2,775,948		JX Holdings, Inc	11,236
181,148	*,e	Karoon Gas Australia Ltd	187
125,758	*,e	Kelt Exploration Ltd	555
354,801	e	Keyera Corp	11,472
6,271,939		Kinder Morgan, Inc	145,070
1,778,024	*	KNM Group BHD	175
130,751		Koninklijke Vopak NV	6,857
230,351	*,e	Kosmos Energy LLC	1,477
476,101	*	Laredo Petroleum Holdings, Inc	6,142
416,646	*,e	Liquefied Natural Gas Ltd	207
11,677		Lubelski Wegiel Bogdanka S.A.	174
722,464		LUKOIL PJSC (ADR)	35,229
455,985	*	Lundin Petroleum AB	8,346
302,300	*	Malaysia Marine and Heavy Engineering Sdn BHD	74
2,076,854	e	Marathon Oil Corp	32,835
854,439		Marathon Petroleum Corp	34,682
2,602,950	*,e	Matador Resources Co	63,356
111,981	*	Matrix Service Co	2,101
1,278,239	*,e	McDermott International, Inc	6,404
2,504,355	*,e	MEG Energy Corp	11,320
848,000	*,e	MIE Holdings Corp	85
29,200		Modec, Inc	521
112,028		MOL Hungarian Oil and Gas plc	6,940
159,928		Motor Oil Hellas Corinth Refineries S.A.	1,797
217,130		Mullen Group Ltd	2,724
326,970	e	Murphy Oil Corp	9,940
1,797,046		Nabors Industries Ltd	21,852
20,304	*	Naphtha Israel Petroleum Corp Ltd	115
977,553	e	National Oilwell Varco, Inc	35,915
36,526	*	Natural Gas Services Group, Inc	898
487,262	e	Navios Maritime Acq Corp	658
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
479,510		Neste Oil Oyj	$20,454
247,482		New Zealand Refining Co Ltd	442
1,519,929	*	Newfield Exploration Co	66,056
16,970,000	e	Newocean Energy Holdings Ltd	4,573
340,464	*	Newpark Resources, Inc	2,506
53,600		Nippon Gas Co Ltd	1,673
661,820	e	Noble Corp plc	4,196
667,211		Noble Energy, Inc	23,846
202,678	e	Nordic American Tanker Shipping	2,049
130,705	e	Northern Blizzard Resources, Inc	365
111,820	*,e	Northern Oil And Gas, Inc	300
73,471	e	Nostrum Oil & Gas plc	261
154,507		NovaTek OAO (GDR)	17,032
129,816	*	NuVista Energy Ltd	669
610,487	*,e	Oasis Petroleum, Inc	7,002
3,929,407		Occidental Petroleum Corp	286,532
124,231	e	Ocean Yield ASA	1,025
296,012		Oceaneering International, Inc	8,143
1,104,602	*	Oil Refineries Ltd	409
1,642,413	e	Oil Search Ltd	9,046
134,472	*	Oil States International, Inc	4,245
218,435	e	OMV AG.	6,289
452,398		Oneok, Inc	23,249
597,783	*,e	Ophir Energy plc	601
1,609,857		Origin Energy Ltd	6,789
100,031		Overseas Shipholding Group, Inc	1,057
325,800	e	Pacc Offshore Services Holdings Ltd	75
88,805	*	Pacific Ethanol, Inc	614
80,588	*	Painted Pony Petroleum Ltd	496
1,279,194	*,e	Paladin Resources Ltd	148
39,532		Panhandle Oil and Gas, Inc (Class A)	693
186,493	*,e	Pantheon Resources plc	247
106,974	*	Par Petroleum Corp	1,399
50,644	*,e	Paramount Resources Ltd (Class A)	569
255,729	*	Parex Resources, Inc	3,245
772,547	*,e	Parker Drilling Co	1,676
230,999	e	Parkland Fuel Corp	5,446
4,789,535	*	Parsley Energy, Inc	160,497
63,827		Pason Systems, Inc	817
981,427		Patterson-UTI Energy, Inc	21,955
14,949		Paz Oil Co Ltd	2,340
175,605	e	PBF Energy, Inc	3,976
145,127	*	PDC Energy, Inc	9,732
56	*,b,e	Peabody Energy Corp	0	^
422,676		Pembina Pipeline Income Fund	12,880
1,635,926	e	Pengrowth Energy Trust	2,581
816,272	*	Penn West Energy Trust	1,462
268,618	e	Petrofac Ltd	3,109
5,061,705	*	Petroleo Brasileiro S.A.	23,564
7,880,095	*	Petroleo Brasileiro S.A. (Preference)	32,881
182,956	e	Petroleum Geo-Services ASA	404
419,659		Petronas Dagangan BHD	2,385
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
378,732	e	Peyto Exploration & Development Corp	$10,629
32,320	*	PHI, Inc	587
636,054		Phillips 66	51,234
294,924	*	Pioneer Energy Services Corp	1,191
630,683		Pioneer Natural Resources Co	117,086
1,087,239		Plains All American Pipeline LP	34,150
1,973,059		Plains GP Holdings LP	25,531
4,036,053		Polish Oil & Gas Co	5,334
421,841		Polski Koncern Naftowy Orlen S.A.	7,174
100,100	*,m	Poseidon Concepts Corp	1
104,725	e	PrairieSky Royalty Ltd	2,135
1,043,495		Precision Drilling Trust	4,359
1,863,009	*	Premier Oil plc	1,659
189,075	e	ProSafe ASA	12
1,496,200		PT Indo Tambangraya Megah	1,254
18,113,600	*,m	PT Sugih Energy Tbk	158
3,052,780		PT Tambang Batubara Bukit Asam Tbk	2,260
2,030,406		PT United Tractors Tbk	2,766
317,300		PTT Exploration & Production PCL (ADR)	742
7,255,921		PTT Exploration & Production PCL (Foreign)	17,069
1,217,695		PTT PCL (Foreign)	11,982
592,684		Qatar Gas Transport Co Ltd	3,835
439,900		QGEP Participacoes S.A.	629
608,084		Questar Market Resources, Inc	11,876
294,699	*	Raging River Exploration, Inc	2,417
610,874		Range Resources Corp	23,671
2,659,871		Reliance Industries Ltd	43,411
92,000	*,e	Renewable Energy Group, Inc	779
1,346,881		Repsol YPF S.A.	18,296
14,021	*	Rex American Resources Corp	1,188
1,508,239	*	Rice Energy, Inc	39,380
31,663	*	RigNet, Inc	479
84,761	*,e	Ring Energy, Inc	928
2,204,202		Rosneft Oil Co (GDR)	12,057
546,771		Rowan Cos plc	8,289
5,262,072		Royal Dutch Shell plc (A Shares)	130,909
4,392,351		Royal Dutch Shell plc (B Shares)	113,875
1,146,310	*,e	RPC, Inc	19,258
3,624,701	*	RSP Permian, Inc	140,566
12,398,207	*	Saipem S.p.A.	5,253
38,400		San-Ai Oil Co Ltd	262
440,436	*,e	Sanchez Energy Corp	3,893
1,177,470		Santos Ltd	3,319
4,505,276		Sapurakencana Petroleum BHD	1,720
266,431		Saras S.p.A.	424
695,106	e	Sasol Ltd	18,991
148,441		SBM Offshore NV	2,108
4,495,050		Schlumberger Ltd	353,491
9,295	e	Schoeller-Bleckmann Oilfield Equipment AG.	616
544,403		Scorpio Tankers, Inc	2,521
38,236	*,e	SEACOR Holdings, Inc	2,275
1,107,982	*,e	Seadrill Ltd	2,626
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
410,924	*,e	Seadrill Ltd (Oslo Exchange)	$1,003
131,243	e	Secure Energy Services, Inc	927
178,711	e	SemGroup Corp	6,319
50	*,m	Serval Integrated Energy Services	0
300,816	*	Seven Generations Energy Ltd	7,241
292,800	*	Shandong Molong Petroleum Machinery Co Ltd	129
384,242		Shanxi Guoxin Energy Corp Ltd	451
53,152		ShawCor Ltd	1,311
91,800		Shinko Plantech Co Ltd	656
141,526	e	Ship Finance International Ltd	2,085
288,265		Showa Shell Sekiyu KK	2,680
2,356,100		Siamgas & Petrochemicals PCL (Foreign)	729
7,200		Sinanen Co Ltd	148
762,000	e	Sinopec Kantons Holdings Ltd	361
172,855		SK Energy Co Ltd	25,611
18,527		SK Gas Co Ltd	1,743
247,901	e	SM Energy Co	9,564
172,986		Soco International plc	303
93,137		S-Oil Corp	6,921
1,021,805	*	Southwestern Energy Co	14,142
266,477	*,e	Spartan Energy Corp	687
874,646		Spectra Energy Corp	37,391
3,315,093		Statoil ASA	55,655
289,617		Stobart Group Ltd	626
326,256	*,e	Subsea 7 S.A.	3,521
2,141,108		Suncor Energy, Inc	59,438
721,831		Superior Energy Services	12,921
679,452	e	Surge Energy, Inc	1,403
1,600,453		Surgutneftegaz (ADR)	7,708
354,200		Surgutneftegaz (ADR) (London)	1,714
439,025	*,e	Synergy Resources Corp	3,042
26,715	*	Tanker Investments Ltd	157
819,162		Targa Resources Investments, Inc	40,229
425,360	e	Tatneft PAO (ADR)	13,115
165,225	e	Technip S.A.	10,157
169,186	e	Tecnicas Reunidas S.A.	6,601
104,594	e	Teekay Corp	806
660,913	e	Teekay Tankers Ltd (Class A)	1,672
394,505	e	Tenaris S.A.	5,619
100,744		Tesco Corp	822
218,160		Tesoro Corp	17,357
84,565		Tethys Oil AB	597
578,531	*	Tetra Technologies, Inc	3,535
295,229		TGS Nopec Geophysical Co ASA	5,333
1,338,455		Thai Oil PCL (Foreign)	2,654
120,369	e	Tidewater, Inc	339
92,432		TMK OAO (GDR)	353
335,848		TonenGeneral Sekiyu KK	3,406
126,610	e	TORC Oil & Gas Ltd	779
37,252		TORM plc	340
30,375		Total Energy Services, Inc	312
3,213,770	e	Total S.A.	152,849
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
93,397	*	Tourmaline Oil Corp	$2,530
209,000		Toyo Kanetsu K K	440
1,731,923	e	TransCanada Corp	82,256
1,124		Transocean Ltd	12
1,063,800	e	Transocean Ltd (NYSE)	11,340
53,213	*	Trilogy Energy Corp	292
201,713		Trinidad Drilling Ltd	386
1,055,041	*,e	Tullow Oil plc	3,465
463,169		Tupras Turkiye Petrol Rafine	8,771
444,994		Ultrapar Participacoes S.A.	9,723
516,700		UMW Oil & Gas Corp BHD	112
196,697	*	Unit Corp	3,659
152,777	e	US Silica Holdings Inc	7,113
751,880		Valero Energy Corp	39,850
254,226	e	Vallourec SA	1,141
17,850		Verbio AG.	114
573,718	e	Veresen, Inc	5,860
49,180	e	Vermilion Energy, Inc	1,905
30,849		VTTI Energy Partners LP	586
92,869	*,e	W&T Offshore, Inc	163
4,010,121	*,e	Weatherford International Ltd	22,537
256,832	e	Western Refining, Inc	6,796
91,845	*	Westmoreland Coal Co	814
301,567	e	Whitecap Resources, Inc	2,519
1,263,804	*	Whitehaven Coal Ltd	2,397
634,747	*,e	Whiting Petroleum Corp	5,548
140,809	*	Willbros Group, Inc	265
3,723,209		Williams Cos, Inc	114,414
2,150,000	*	Wison Engineering Services Co Ltd	232
1,376,718		Woodside Petroleum Ltd	30,526
305,675		World Fuel Services Corp	14,141
317,412	e	WorleyParsons Ltd	2,059
1,973,932	*	WPX Energy, Inc	26,036
4,860,000	*,e	Yanchang Petroleum International Ltd	133
3,817,066	e	Yanzhou Coal Mining Co Ltd	2,588
460,200		Yinson Holdings BHD	359
302,210	*	YPF S.A. (ADR) (Class D)	5,506
698,105		Z Energy Ltd	4,274
		TOTAL ENERGY	7,676,079

FOOD & STAPLES RETAILING - 2.0%
1,197,500		7-Eleven Malaysia Holdings BHD	521
948,426	e	Aeon Co Ltd	14,032
40,300		Ain Pharmaciez Inc	2,744
5,204		Al Meera Consumer Goods Co	293
638,904		Alimentation Couche Tard, Inc	30,963
1,713,312		Almacenes Exito S.A.	8,735
63,343		Andersons, Inc	2,292
33,679		Arcs Co Ltd	843
217,240		Axfood AB	3,835
22,600		Axial Retailing, Inc	788
8,200		Belc Co Ltd	312
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,972		BGF retail Co Ltd	$1,752
350,909		Bid Corp Ltd	6,633
249,955		BIM Birlesik Magazalar AS	4,169
21,349		Bizim Toptan Satis Magazalari AS	93
3,588,640		Booker Group plc	8,278
501,800		Carrefour S.A.	13,011
84,721		Casey’s General Stores, Inc	10,179
135,741		Casino Guichard Perrachon S.A.	6,607
65,100		Cawachi Ltd	1,577
4,678,746		Centros Comerciales Sudamericanos S.A.	14,054
46,916	*,e	Chefs’ Warehouse Holdings, Inc	523
252,417		Cia Brasileira de Distribuicao Grupo Pao de Acucar	4,121
6,265		CJ Freshway Corp	254
232,894		Clicks Group Ltd	2,158
36,560		Cocokara Fine Holdings, Inc	1,409
95,039	e	Colruyt S.A.	5,278
6,677,200		Cosco Capital, Inc	1,143
12,700	e	Cosmos Pharmaceutical Corp	2,727
1,276,310		Costco Wholesale Corp	194,650
5,643,329		CP Seven Eleven PCL (Foreign)	10,038
111,200		Create SD Holdings Co Ltd	2,656
3,153,732		CVS Health Corp	280,651
5,700		Daikokutenbussaan Co Ltd	272
183,005		Distribuidora Internacional de Alimentacion S.A.	1,133
35,956		Dongsuh Co, Inc	958
34,798		E-Mart Co Ltd	4,993
163,132		Empire Co Ltd	2,433
194,463		Eurocash S.A.	2,163
122,291		FamilyMart Co Ltd	8,164
49,862		George Weston Ltd	4,159
322,086		Greggs plc	4,232
27,500		Growell Holdings Co Ltd	1,896
288,566	e	Grupo Comercial Chedraui S.a. DE C.V.	631
30,256		GS Retail Co Ltd	1,357
91,200		Heiwado Co Ltd	1,781
4,656		Hyundai C&F, Inc	77
41,362		Hyundai Greenfood Co Ltd	607
334,404	e	ICA Gruppen AB	11,046
3,032	*	Indiabulls Wholesale Service	1
31,172		Ingles Markets, Inc (Class A)	1,233
9,000		Itochu-Shokuhin Co Ltd	361
2,896,374	e	J Sainsbury plc	9,225
104,505		Jean Coutu Group PJC, Inc	1,603
507,187		Jeronimo Martins SGPS S.A.	8,790
18,300		Kato Sangyo Co Ltd	434
172,317		Kesko Oyj (B Shares)	7,939
7,000	e	Kobe Bussan Co Ltd	195
4,170,723		Koninklijke Ahold Delhaize NV	94,992
4,023,939		Kroger Co	119,431
13,800	e	Kusuri No Aoki Co Ltd	706
476,300	*,e	La Comer SAB de C.V.	436
268,914	e	Lawson, Inc	21,243
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
309,979	*	Lenta Ltd (ADR)	$2,511
379,000	*,e	Lianhua Supermarket Holdings Co Ltd	146
35,300		Life Corp	1,125
210,993		Loblaw Cos Ltd	10,856
36,000	*	Madison Wine Holdings Ltd	53
434,243		Magnit OAO (GDR)	18,099
54,619	*,e	Majestic Wine plc	218
39,989		MARR S.p.A.	801
113,304		Massmart Holdings Ltd	980
105,100		Matsumotokiyoshi Holdings Co Ltd	5,431
3,838,012	*	Metcash Ltd	6,171
652,199		Metro AG.	19,413
691,281		Metro, Inc	22,694
32,247	*	Migros Ticaret AS	196
40,500		Ministop Co Ltd	699
24,139	*,e	Natural Grocers by Vitamin C	269
25,600		Nihon Chouzai Co Ltd	1,123
147,246	e	North West Co Fund	2,900
42,000		Okuwa Co Ltd	393
2,000		Olam International Ltd	3
130,318	*	Performance Food Group Co	3,232
327,555		Pick’n Pay Stores Ltd	1,643
1,295,822		President Chain Store Corp	10,321
46,356	e	Pricesmart, Inc	3,883
1,124,500		PT Matahari Putra Prima Tbk	153
22,000,000	*	PT Modern Internasional Tbk	258
12,200		Qol Co Ltd	176
256,802		Raia Drogasil S.A.	5,234
19,043	e	Rallye S.A.	313
3,963		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	160
2,561,794	*	Rite Aid Corp	19,700
3,661,740		Robinsons Retail Holdings, Inc	5,680
41,579		Ryoshoku Ltd	1,351
14,400		San-A Co Ltd	722
894,097		Seven & I Holdings Co Ltd	42,269
1,528,500	e	Sheng Siong Group Ltd	1,189
1,027,128		Shoprite Holdings Ltd	14,352
279,421		Shufersal Ltd	1,078
58,363	*,e	Smart & Final Stores, Inc	745
5,800		Sogo Medical Co Ltd	189
678,797	e	Sonae SPGS S.A.	518
211,726		Spar Group Ltd	2,966
140,364		Spartan Stores, Inc	4,059
244,781	*,e	Sprouts Farmers Market, Inc	5,055
31,200		Sugi Pharmacy Co Ltd	1,697
2,539,028	e	Sun Art Retail Group Ltd	1,756
54,300		Sundrug Co Ltd	4,558
1,050,361	*	Supervalu, Inc	5,241
1,239,739		Sysco Corp	60,760
646,000		Taiwan TEA Corp	300
36,360,845	*	Tesco plc	86,119
62,600		Tsuruha Holdings, Inc	7,237
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
268,810	*,e	United Natural Foods, Inc	$10,763
166,800		United Super Markets Holdings, Inc	1,647
755,030	*	US Foods Holding Corp	17,826
102,000		Valor Co Ltd	2,877
18,544		Village Super Market (Class A)	594
2,425,316		Walgreens Boots Alliance, Inc	195,529
10,444,350		Wal-Mart de Mexico SAB de C.V.	22,936
7,889,919		Wal-Mart Stores, Inc	569,021
21,534		Weis Markets, Inc	1,141
1,150,220		Wesfarmers Ltd	38,994
512,951	e	Whole Foods Market, Inc	14,542
3,824,752	e	WM Morrison Supermarkets plc	10,800
914,114		Woolworths Ltd	16,366
264,328	*	X 5 Retail Group NV (GDR)	7,665
36,300	e	Yaoko Co Ltd	1,436
31,400	e	Yokohama Reito Co Ltd	334
		TOTAL FOOD & STAPLES RETAILING	2,249,276

FOOD, BEVERAGE & TOBACCO - 5.6%
594,187	*,e	a2 Milk Co Ltd	794
29,818		AarhusKarlshamn AB	2,203
506,618	*	Adecoagro S.A.	5,781
43,077		AdvancePierre Foods Holdings, Inc	1,187
17,552	e	AGT Food & Ingredients, Inc	501
298,626		Agthia Group PJSC	511
439,985		Ajinomoto Co, Inc	9,810
8,067	e	Alico, Inc	217
21,587	*	Alliance One International, Inc	413
5,959,893		Altria Group, Inc	376,844
7,305,874		AMBEV S.A.	44,525
157,154	*,e	Amplify Snack Brands, Inc	2,546
22,810		Amsterdam Commodities NV	568
192,031		Anadolu Efes Biracilik Ve Malt Sanayii AS	1,162
1,033,900		Anheuser-Busch InBev NV	135,966
106,900		Anhui Gujing Distillery Co Ltd	414
1,059,950		Archer Daniels Midland Co	44,698
14,800		Ariake Japan Co Ltd	797
110,399		Aryzta AG.	4,911
347,344		Asahi Breweries Ltd	12,653
1,831,809		Associated British Foods plc	61,722
146,753	e	Astral Foods Ltd	1,261
11,841		Atria Group plc	123
249,779		Austevoll Seafood ASA	2,105
349,083	*	Australian Agricultural Co Ltd	439
813,410		AVI Ltd	5,569
152,739		B&G Foods, Inc (Class A)	7,512
146,983		Bakkafrost P	6,149
109,360		Balrampur Chini Mills Ltd	177
2,104		Barry Callebaut AG.	2,800
364,561	e	Bega Cheese Ltd	1,860
66,356	e	Bellamy’s Australia Ltd	663
17,010	*	Belvedere S.A.	315
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,899		Binggrae Co Ltd	$265
175,799	*,e	Biostime Internatonal Holdings Ltd	460
325,132	*,e	Blue Buffalo Pet Products, Inc	7,725
16,961		Bonduelle S.C.A.	433
32,721	*,e	Boston Beer Co, Inc (Class A)	5,080
1,331,086		BRF S.A.	22,642
273,704		British American Tobacco Malaysia BHD	3,252
4,756,382		British American Tobacco plc	303,343
4,218,620		Britvic plc	32,983
109,940	e	Brown-Forman Corp	5,470
287,937		Brown-Forman Corp (Class B)	13,660
305,300		Bumitama Agri Ltd	162
554,907		Bunge Ltd	32,867
331,847		C&C Group plc	1,376
43,726		Calavo Growers, Inc	2,861
83,242		Calbee, Inc	3,154
72,684	e	Cal-Maine Foods, Inc	2,801
406,950		Campbell Soup Co	22,260
192,100		Carabao Group PCL	358
23,416		Carlsberg AS (Class B)	2,238
272,800		Carlsberg Brewery-Malay BHD	970
29,986		CCL Products India Ltd	118
560,400		Century Pacific Food, Inc	187
336,000		Changshouhua Food Co Ltd	158
8,962,172		Charoen Pokphand Foods PCL	8,238
4,382,000	*	China Agri-Industries Holdings Ltd	1,594
4,821,889	e	China Huishan Dairy Holdings Co Ltd	1,805
460,000	*	China Huiyuan Juice Group Ltd	163
3,682,946		China Mengniu Dairy Co Ltd	6,893
2,238,000	e	China Modern Dairy Holdings	423
1,559,164	*,e	China Resources Beer Holdings Company Ltd	3,323
3,120,000	*,e,g	China Shengmu Organic Milk Ltd	803
1,289,000	*,e	China Yurun Food Group Ltd	211
140,273		Cia Cervecerias Unidas S.A.	1,417
8,660		CJ CheilJedang Corp	2,866
20,829		Clearwater Seafoods, Inc	228
182,979		Cloetta AB	663
280,276		Clover Industries Ltd	402
1,655,946		Coca-Cola Amatil Ltd	13,057
10,606	e	Coca-Cola Bottling Co Consolidated	1,571
242,698		Coca-Cola Central Japan Co Ltd	5,266
9,788,466		Coca-Cola Co	414,248
216,270	*	Coca-Cola European Partners plc	8,612
756		Coca-Cola European Partners plc (Class A)	30
545,127		Coca-Cola Femsa S.A. de C.V.	4,095
356,636		Coca-Cola HBC AG.	8,285
88,939		Coca-Cola Icecek AS	1,082
151,400	e	Coca-Cola West Japan Co Ltd	4,237
2,404,000		Cofco International Ltd	1,111
3,473,550		ConAgra Foods, Inc	163,639
446,704		Constellation Brands, Inc (Class A)	74,372
22,614		Corby Spirit and Wine Ltd	391
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
216,453		Costa Group Holdings Ltd	$498
658,438		Cott Corp	9,383
111,686		Cott Corp (Toronto)	1,589
25,241	*	Craft Brewers Alliance, Inc	475
15,490		Crown Confectionery Co Ltd	415
921		Dae Han Flour Mills Co Ltd	152
91,075		Daesang Corp	2,450
12,141		Daesang Holdings Co Ltd	134
114,613	e	Dairy Crest Group plc	963
741,437	*	Darling International, Inc	10,017
3,833,901		Davide Campari-Milano S.p.A.	43,206
219,480	e	Dean Foods Co	3,599
313,945	*,e	Deoleo S.A.	65
3,066,767		Diageo plc	87,843
1,093		Dongwon F&B Co Ltd	225
1,255		Dongwon Industries Co Ltd	344
525,081		Dr Pepper Snapple Group, Inc	47,945
24,600		Dydo Drinco, Inc	1,367
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	2
336,601		Easy Bio, Inc	1,919
56,591	e	Ebro Puleva S.A.	1,316
269,044		Embotelladora Andina S.A.	1,029
1,127,301		Embotelladoras Arca SAB de C.V.	6,707
1,748		Emmi AG.	1,199
37,100		Ezaki Glico Co Ltd	2,253
26,465	*	Farmer Bros Co	941
14,922	*	Farmsco	182
1,605,104		Felda Global Ventures Holdings BHD	910
615,041	e	Fevertree Drinks plc	7,718
453,600	e	First Resources Ltd	610
292,556	e	Flowers Foods, Inc	4,423
2,029,363		Fomento Economico Mexicano S.A. de C.V.	18,708
293,276	e	Fonterra Shareholders’ Fund	1,271
169,825		Fresh Del Monte Produce, Inc	10,173
53,524	*,e	Freshpet, Inc	463
55,773		Fuji Oil Co Ltd	1,143
14,932		Fujicco Co Ltd	344
203,000	*	Fujiya Co Ltd	405
2,611,486		General Mills, Inc	166,822
235,114		Genting Plantations BHD	625
1,877,700		GFPT PCL (Foreign)	798
184,726		Glanbia plc	3,554
10,813		GlaxoSmithKline Consumer Healthcare Ltd	980
6,409,754	e	Golden Agri-Resources Ltd	1,676
150,662		GrainCorp Ltd-A	909
1,379,272		Great Wall Enterprise Co	1,195
386,478		Greencore Group plc	1,680
12,571	*	Greenyard Foods	222
1,840,370		Groupe Danone	136,653
233,530		Gruma SAB de C.V.	3,070
2,815,616	e	Grupo Bimbo S.A. de C.V. (Series A)	7,422
206,695	e	Grupo Herdez SAB de C.V.	449
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,707,148		Grupo Lala SAB de C.V.	$3,251
232,383	*,e	Hain Celestial Group, Inc	8,268
27,493	*	Harim & Co Ltd	118
56,223		Heineken Holding NV	4,504
870,984		Heineken NV	76,560
536,706		Hershey Co	51,309
51,521		High Liner Foods, Inc	1,022
7,090		Hite Holdings Co Ltd	80
23,847	e	HKScan Oyj	88
18,900	e	Hokuto Corp	340
161,000	g	Honworld Group Ltd	96
529,317		Hormel Foods Corp	20,077
145,952	e	House Foods Corp	3,345
477,200		Ichitan Group PCL	144
925,630		Imperial Tobacco Group plc	47,643
378,978	e	Indofood Agri Resources Ltd	125
2,661,730		Indofood CBP Sukses Makmur Tbk	1,937
496,600		Industrias Bachoco SAB de C.V.	2,076
306,067		Ingredion, Inc	40,725
47,088	*,e	Inventure Foods, Inc	443
2,737,097		IOI Corp BHD	2,949
5,448,551		ITC Ltd	19,772
44,100	e	Ito En Ltd	1,569
227,300	*,e	Itoham Yonekyu Holdings, Inc	2,373
49,688		J&J Snack Foods Corp	5,919
241,846		J.M. Smucker Co	32,780
2,558,577		Japan Tobacco, Inc	104,736
1,270,300		Japfa Ltd	756
801,097		JBS S.A.	2,912
25,904		Jinro Ltd	532
69,530		John B. Sanfilippo & Son, Inc	3,569
24,500		J-Oil Mills, Inc	872
630,238		Juhayna Food Industries	292
61,373	e	Kagome Co Ltd	1,610
9,900	e	Kameda Seika Co Ltd	553
76,360		Kaveri Seed Co Ltd	412
1,149,961		Kellogg Co	89,087
593,816		Kerry Group plc (Class A)	49,469
13,500	e	KEY Coffee, Inc	253
3,184,300		Khon Kaen Sugar Industry PCL	372
109,671		Kikkoman Corp	3,512
786,290		Kirin Brewery Co Ltd	13,068
72,334		Koninklijke Wessanen NV	928
14,100	*,e	Kotobuki Spirits Co Ltd	362
2,873,252		Kraft Heinz Co	257,185
71,955		KRBL Ltd	278
275,982		KT&G Corp	31,429
1,080,152		Kuala Lumpur Kepong BHD	6,273
2,347		KWS Saat AG.	791
35,773		La Doria S.p.A	347
43,598		Lancaster Colony Corp	5,759
65,048	*	Landec Corp	872
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
128,999		Leroy Seafood Group ASA	$6,530
2,280,000	*,e	Leyou Technologies Holdings Ltd	426
523,432		Lien Hwa Industrial Corp	351
17,634	*,e	Lifeway Foods, Inc	299
30,504	e	Limoneira Co	577
203		Lindt & Spruengli AG.	1,174
26		Lindt & Spruengli AG. (Registered)	1,775
582		Lotte Chilsung Beverage Co Ltd	847
5,358		Lotte Confectionery Co Ltd	858
638		Lotte Samkang Co Ltd	399
33,860		M Dias Branco S.A.	1,384
34,892		Maeil Dairy Industry Co Ltd	1,094
77,256		Maple Leaf Foods, Inc	1,773
242,500	*	Marfrig Global Foods S.A.	389
202,000		Marudai Food Co Ltd	985
120,000		Maruha Nichiro Corp	3,259
186,488		McCormick & Co, Inc	18,634
72,096		McLeod Russel India Ltd	184
468,657		Mead Johnson Nutrition Co	37,029
181,800		Megmilk Snow Brand Co Ltd	6,647
191,500		MEIJI Holdings Co Ltd	19,014
29,793	e	Mgp Ingredients, Inc	1,207
103,500	*	Minerva S.A.	306
59,600		Mitsui Sugar Co Ltd	1,438
1,599,970		Molson Coors Brewing Co (Class B)	175,677
6,316,911		Mondelez International, Inc	277,312
1,269,348	*	Monster Beverage Corp	186,353
64,660	e	Morinaga & Co Ltd	3,118
446,000		Morinaga Milk Industry Co Ltd	3,574
13,079		Muhak Co Ltd	285
15,000	*	Nagatanien Co Ltd	195
153,000		Namchow Chemical Industrial Ltd	340
299		Namyang Dairy Products Co Ltd	187
90,004	*,e	National Beverage Corp	3,965
7,115	*,e	Naturex	638
37,424		Nestle India Ltd	3,619
3,939,311		Nestle S.A.	311,064
2,360,000	*	New Silkroad Culturaltainment Ltd	434
166,000		Nichirei Corp	3,728
20,100		Nippon Beet Sugar Manufacturing Co Ltd	393
126,000		Nippon Flour Mills Co Ltd	1,937
141,705		Nippon Meat Packers, Inc	3,423
399,466		Nippon Suisan Kaisha Ltd	1,718
366,000		Nisshin Oillio Group Ltd	1,702
177,907		Nisshin Seifun Group, Inc	2,712
49,773	e	Nissin Food Products Co Ltd	3,025
4,813		Nong Shim Co Ltd	1,374
1,512		Nong Shim Holdings Co Ltd	151
6,467		Nong Woo Bio Co Ltd	126
103,705		Oceana Group Ltd	862
78,244	*	Omega Protein Corp	1,829
103,337		Origin Enterprises plc	653
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,926		Orion Corp	$12,003
12,294		Orior AG.	1,041
320,913		Orkla ASA	3,323
1,331		Ottogi Corp	909
1,795,191		PAN Fish ASA	32,202
4,593,540		PepsiCo, Inc	499,640
1,399,000		Pepsi-Cola Products Philippine	92
64,006		Pernod-Ricard S.A.	7,580
72,987	*,e,m	Pescanova S.A.	1
1,870		Philip Morris CR	964
6,173,524		Philip Morris International, Inc	600,190
227,917	e	Pilgrim’s Pride Corp	4,814
37,347		Pinar SUT Mamulleri Sanayii AS	180
2,363,706		Pinnacle Foods, Inc	118,587
140,424		Pioneer Foods Ltd	1,772
570,066	*	Post Holdings, Inc	43,992
839,791		PPB Group BHD	3,290
1,134,658	*	Premier Foods plc	776
68,560	e	Premium Brands Holdings Corp	3,230
696,000		Prima Meat Packers Ltd	2,515
77,091	*	Primo Water Corp	935
5,692,200	m	PT Austindo Nusantara Jaya	850
1,389,600		PT Bisi International	192
8,465,700		PT BW Plantation Tbk	123
7,807,318		PT Charoen Pokphand Indonesia Tbk	2,103
1,175,611		PT Gudang Garam Tbk	5,594
10,524,600		PT Hanjaya Mandala Sampoerna Tbk	3,187
6,584,391		PT Indofood Sukses Makmur Tbk	4,404
4,578,200		PT Japfa Comfeed Indonesia Tbk	610
1,411,300		PT Nippon Indosari Corpindo Tbk	183
11,854,700		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,362
8,323,600		PT Salim Ivomas Pratama Tbk	318
1,837,800		PT Sawit Sumbermas Sarana Tbk	219
905		Pulmuone Co Ltd	104
176,900		Q.P. Corp	5,477
492,019		QAF Ltd	438
818,250		QL Resources BHD	878
116,539	g	Refresco Gerber NV	1,936
13,150		Remy Cointreau S.A.	1,122
2,299,964		Reynolds American, Inc	108,443
12,000,000		RFM Corp	1,039
88,003		Rhodes Food Group Pty Ltd	177
6,000	*	Riken Vitamin Co Ltd	284
64,800		Rock Field Co Ltd	967
292,564	e	Rogers Sugar, Inc	1,490
121,626		Royal Unibrew A.S.	6,018
10,600	e	S Foods, Inc	278
818,969		SABMiller plc	47,704
2,260	*	Sajo Industries Co Ltd	135
23,655	e	Sakata Seed Corp	600
202,799		Salmar ASA	6,200
1,948		Samlip General Foods Co Ltd	351
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,959		Samyang Corp	$1,478
15,170		Samyang Holdings Corp	1,877
46,475	e	Sanderson Farms, Inc	4,477
47,800		Sao Martinho S.A.	862
280,200		Sapporo Holdings Ltd	7,768
339,577		Saputo, Inc	11,800
109,319		Scandi Standard AB	812
30,824		Scandinavian Tobacco Group A.S.	526
22,730		Schouw & Co	1,481
779	*	Seaboard Corp	2,680
183,937	e	Select Harvests Ltd	803
15,559	*	Seneca Foods Corp	439
113,200	*	Shandong Zhonglu Oceanic Fisheries Co Ltd	94
341,400	*	Shanghai Dajiang Group	207
972,000		Shenguan Holdings Group Ltd	74
93,000		Showa Sangyo Co Ltd	487
5,310		Silla Co Ltd	72
45,500		SLC Agricola S.A.	197
230,344		Snyder’s-Lance, Inc	7,735
386,290		Standard Foods Corp	993
153,079		Stock Spirits Group plc	306
34,148		Strauss Group Ltd	542
100,358		Suedzucker AG.	2,791
277,183		Suntory Beverage & Food Ltd	11,985
395,400	e	Super Coffeemix Manufacturing Ltd	231
416,164		Swedish Match AB	15,270
54,317	*,e	Synutra International, Inc	231
233,300		Takara Holdings, Inc	2,185
121,460		Tassal Group Ltd	376
546,371		Tata Tea Ltd	1,147
479,954	e	Tate & Lyle plc	4,659
606,600		TDM BHD	97
2,143,000		Tenwow International Holdings Ltd	605
1,320,309		Thai Union Group PCL	817
1,723,400		Thai Vegetable Oil PCL	1,519
1,423,000	e	Tibet 5100 Water Resources Holdings Ltd	500
1,751,300		Tiga Pilar Sejahtera Food Tbk	262
186,508		Tiger Brands Ltd	5,171
2,213,190	e	Tingyi Cayman Islands Holding Corp	2,575
101,631		Tongaat Hulett Ltd	874
38,549	e	Tootsie Roll Industries, Inc	1,420
98,746		Toyo Suisan Kaisha Ltd	4,189
824,636		Treasury Wine Estates Ltd	6,998
124,585	*,e	TreeHouse Foods, Inc	10,863
3,920		TS Corp	85
425,579	e	Tsingtao Brewery Co Ltd	1,666
141,000		Ttet Union Corp	379
16,804	*,e	Turning Point Brands, Inc	202
955,859		Tyson Foods, Inc (Class A)	71,374
491,982		Ulker Biskuvi Sanayi AS	3,507
7,281,977		Uni-President Enterprises Corp	13,701
95,620	*	United Spirits Ltd	3,547
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
50,850		Universal Corp	$2,960
1,009,804		Universal Robina	3,716
276,984	e	Vector Group Ltd	5,963
8,103		Vilmorin & Cie	533
342,910		Vina Concha y Toro S.A.	600
11,000,000		Vina San Pedro Tarapaca S.A.	131
34,414		Viscofan S.A.	1,863
6,165,614	e	Want Want China Holdings Ltd	3,837
36,700		Warabeya Nichiyo Co Ltd	769
296,000	*	Wei Chuan Food Corp	168
8,603,500	g	WH Group Ltd	6,954
536,892	*	WhiteWave Foods Co (Class A)	29,223
4,121,367	e	Wilmar International Ltd	9,785
66,031	e	Yakult Honsha Co Ltd	2,984
259,716		Yamazaki Baking Co Ltd	6,386
903,000	e	Yashili International	202
2,899,000	*,e	YuanShengTai Dairy Farm Ltd	211
8,507		Zydus Wellness Ltd	114
		TOTAL FOOD, BEVERAGE & TOBACCO	6,362,357

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
24,565	*,e	AAC Holdings, Inc	427
50,617		Abaxis, Inc	2,613
7,343,157		Abbott Laboratories	310,542
97,799	*	Abiomed, Inc	12,575
243,846	*,e	Acadia Healthcare Co, Inc	12,083
190,919	*,e	Accuray, Inc	1,216
127,021		Aceto Corp	2,412
17,776	*	Addus HomeCare Corp	465
31,605	*,e	Adeptus Health, Inc	1,361
486,796		Advanced Medical Solutions Group plc	1,439
1,257,468		Aetna Inc	145,175
516,976	*	AGFA-Gevaert NV	1,629
82,279	*,e	Air Methods Corp	2,591
502,539	e	Al Noor Hospitals Group plc	6,026
154,228	*	Alere, Inc	6,669
470,919		Alfresa Holdings Corp	9,971
5,212,659	*	Alibaba Health Information Technology Ltd	2,940
150,465	*	Align Technology, Inc	14,106
620,056	*	Allscripts Healthcare Solutions, Inc	8,166
25,323	*	Almost Family, Inc	931
59,169	e	Ambu A.S.	3,183
126,851	*	Amedisys, Inc	6,018
20,817	*,e	American Renal Associates Holdings, Inc	380
491,733		AmerisourceBergen Corp	39,722
134,360	*	AMN Healthcare Services, Inc	4,282
311,213	e	Amplifon S.p.A.	3,195
293,544	*,e	Amsurg Corp	19,682
28,998		Analogic Corp	2,569
82,745	*	Angiodynamics, Inc	1,451
44,355	*	Anika Therapeutics, Inc	2,122
270,364		Ansell Ltd	4,773
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
747,998		Anthem, Inc	$93,732
91,177		Apollo Hospitals Enterprise Ltd	1,801
12,300		As One Corp	536
51,000		Asahi Intecc Co Ltd	2,334
53,053	*,e	athenahealth, Inc	6,691
83,369	*,e	AtriCure, Inc	1,319
6,006		Atrion Corp	2,562
119,684		Attendo AB	1,158
986,852		Australian Pharmaceutical Industries Ltd	1,466
28,384	*,e	Avinger, Inc	135
52,790	*	AxoGen, Inc	477
1,078,350		Bangkok Chain Hospital PCL	377
3,856,045		Bangkok Dusit Medical Services PCL	2,431
166,410		Bard (C.R.), Inc	37,322
2,658,666		Baxter International, Inc	126,553
455,170		Becton Dickinson & Co	81,808
13,128	*,e,g	Biocartis NV	120
243,211	*,e	BioScrip, Inc	703
124,265	*	BioTelemetry, Inc	2,308
51,000		Bioteque Corp	259
107,100		BML, Inc	2,819
12,906	*	Boditech Med, Inc	307
5,377,642	*	Boston Scientific Corp	127,988
401,797	*	Brookdale Senior Living, Inc	7,011
386,665		Bumrungrad Hospital PCL (Foreign)	1,951
132,693		Cantel Medical Corp	10,347
61,234	g	Capio AB	342
64,406	*	Capital Senior Living Corp	1,082
711,312		Cardinal Health, Inc	55,269
110,122	*,e	Cardiovascular Systems, Inc	2,614
26,716		Carl Zeiss Meditec AG.	1,023
102,286	*,e	Castlight Health, Inc	426
4,316	*	Cegedim S.A.	119
153		Celesio AG.	4
889,657	*	Centene Corp	59,571
1,207,011	*	Cerner Corp	74,533
243,819	*,e	Cerus Corp	1,514
35,619	*	CHA Bio & Diostech Co Ltd	512
72,147		CHC Healthcare Group	108
51,307		Chemed Corp	7,238
1,608,000	e	China NT Pharma Group Co Ltd	400
411,000	e	China Pioneer Pharma Holdings Ltd	117
4,080,500		Chularat Hospital PCL	309
1,250,380		Cigna Corp	162,950
78,084	*	Civitas Solutions, Inc	1,426
106,335	e	Cochlear Ltd	11,526
31,677		Coloplast AS	2,464
256,775	*,e	Community Health Systems, Inc	2,963
19,662		CompuGroup Medical AG.	906
24,345	e	Computer Programs & Systems, Inc	634
86,858	*,e	ConforMIS, Inc	862
63,442		Conmed Corp	2,541
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
91,696		Cooper Cos, Inc	$16,437
900,000	e	Cordlife Group Ltd	794
141,072	*,e	Corindus Vascular Robotics, Inc	157
51,038	*	Corvel Corp	1,960
62,377	*	Cotiviti Holdings, Inc	2,091
175,518	*,e	Cross Country Healthcare, Inc	2,068
101,149		CryoLife, Inc	1,777
52,883	*	Cutera, Inc	630
164,493	e	CVS Group plc	1,887
221,900	*,e	CYBERDYNE, Inc	3,475
100,163	*	Cynosure, Inc (Class A)	5,102
50,000	e	Daiken Medical Co Ltd	375
523,181	*	DaVita, Inc	34,567
433,071		DENTSPLY SIRONA, Inc	25,737
226,723	*	DexCom, Inc	19,875
76,366		DiaSorin S.p.A.	4,908
10,209	*	DIO Corp	480
107,196	*,e	Diplomat Pharmacy, Inc	3,003
5,986		Draegerwerk AG.	429
2,664		Draegerwerk AG. & Co KGaA	170
880,470	*	Edwards Lifesciences Corp	106,149
13,200	e	Eiken Chemical Co Ltd	381
305,230		Elekta AB (B Shares)	2,955
53,344		EMIS Group plc	650
188,261	*,e	Endologix, Inc	2,410
111,338		Ensign Group, Inc	2,241
17,210	*	Entellus Medical, Inc	382
521,196	*	Envision Healthcare Holdings, Inc	11,607
504,081		Essilor International S.A.	65,024
1,675,864	e	Estia Health Ltd	4,273
34,904	*,e	Evolent Health, Inc	859
28,449	*	Exactech, Inc	769
2,978,889	*	Express Scripts Holding Co	210,101
250,398	e	Extendicare, Inc	1,806
528,455	*,e	Fagron NV	5,732
936,210		Fisher & Paykel Healthcare Corp	6,834
67,600		Fleury S.A.	797
1,098,005	*	Fortis Healthcare Ltd	2,760
212,984		Fresenius Medical Care AG.	18,633
479,038		Fresenius SE	38,266
15,200		Fukuda Denshi Co Ltd	963
5,275		Galenica AG.	5,610
57,194	*,e	Genesis Health Care, Inc	153
89,882	*	GenMark Diagnostics, Inc	1,061
66,349		Getinge AB (B Shares)	1,286
44,000		Ginko International Co Ltd	438
119,030	*	Glaukos Corp	4,492
162,211	*	Globus Medical, Inc	3,661
568,351		GN Store Nord	12,256
1,504,831	e	Golden Meditech Holdings Ltd	193
70,300		Green Hospital Supply, Inc	2,161
11,600		Guerbet	784
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
147,486	*	Haemonetics Corp	$5,340
134,291	*,e	Halyard Health, Inc	4,655
989,000	e,g	Harmonicare Medical Holdings Ltd	596
673,200		Hartalega Holdings BHD	755
1,155,736	*	HCA Holdings, Inc	87,408
98,711	*,e	HealthEquity, Inc	3,736
1,398,628		Healthscope Ltd	3,304
535,931	e	Healthsouth Corp	21,743
61,170	*	HealthStream, Inc	1,688
143,300	*	Healthways, Inc	3,792
150,136	*	Henry Schein, Inc	24,469
173,556		Hill-Rom Holdings, Inc	10,757
305,962	*	HMS Holdings Corp	6,783
14,900		Hogy Medical Co Ltd	1,045
997,937	*	Hologic, Inc	38,750
115,436		Hoya Corp	4,644
5,110,000	e	Huayi Tencent Entertainment Co Ltd	321
494,283	n	Humana, Inc	87,434
4,239		Huons Global Co Ltd	179
59,231	*	ICU Medical, Inc	7,486
221,902	*	Idexx Laboratories, Inc	25,015
3,979,142		IHH Healthcare BHD	6,091
109,800	*,e	iKang Healthcare Group, Inc (ADR)	1,986
248,413	*	IMS Health Holdings, Inc	7,785
9,730		InBody Co Ltd	327
87,184	*	Inogen Inc	5,222
100,215	*,e	Inovalon Holdings, Inc	1,474
137,285	*	Insulet Corp	5,620
70,445	*	Integer Holding Corp	1,528
72,160	*	Integra LifeSciences Holdings Corp	5,957
6,740		Interojo Co Ltd	244
212,662	*	Intuitive Surgical, Inc	154,144
118,118		Invacare Corp	1,319
82,328	*,e	InVivo Therapeutics Holdings Corp	560
78,393		Ion Beam Applications	3,989
13,081	*,e	iRadimed Corp	222
19,764	*	IRIDEX Corp	286
7,802	*	i-SENS Inc	226
18,700	*	Japan Lifeline Co Ltd	890
716,803	e	Japara Healthcare Ltd	1,124
616,000		Jeol Ltd	2,485
73,510	*,e	K2M Group Holdings, Inc	1,307
297,661		Kindred Healthcare, Inc	3,042
36,092		Korian-Medica	1,162
930,600		Kossan Rubber Industries	1,548
441,773		KPJ Healthcare BHD	452
322,339	*	Laboratory Corp of America Holdings	44,315
22,963		Landauer, Inc	1,021
70,545		LeMaitre Vascular, Inc	1,400
96,424	*	LHC Group, Inc	3,556
54,229	e	Lifco AB	1,470
1,066,448		Life Healthcare Group Holdings Pte Ltd	2,950
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
142,237	*	LifePoint Hospitals, Inc	$8,425
1,898,000	*,e	Lifetech Scientific Corp	481
17,636	*	LivaNova plc	1,060
6,802		Lutronic Corp	244
191,635		M3, Inc	6,560
139,638	*	Magellan Health Services, Inc	7,503
53,100	e	Mani, Inc	1,191
180,696	*	Masimo Corp	10,750
774,958		McKesson Corp	129,224
131,333	e	Medical Facilities Corp	2,194
20,891		Medicare Group	513
555,337		Mediceo Paltac Holdings Co Ltd	9,626
127,892	*	Medidata Solutions, Inc	7,131
27,964	*	Medipost Co Ltd	1,888
220,699	*	MEDNAX, Inc	14,621
4,681,437		Medtronic plc	404,476
33,500		Menicon Co Ltd	916
97,300		Meridian Bioscience, Inc	1,877
210,897	*	Merit Medical Systems, Inc	5,123
613,684		Metlifecare Ltd	2,795
141,500		Microlife Corp	336
490,000	*	Microport Scientific Corp	322
94,439		Miraca Holdings, Inc	4,709
324,000		Modern Dental Group Ltd	126
163,921	*	Molina Healthcare, Inc	9,560
19,436		Nagaileben Co Ltd	432
17,300		Nakanishi, Inc	629
630,113	*	Nanosonics Ltd	1,639
7,666	*	NantHealth, Inc	101
35,750	*	Narayana Hrudayalaya Ltd	179
39,156		National Healthcare Corp	2,584
23,220	e	National Research Corp	378
154,978	*	Natus Medical, Inc	6,089
84,824	*	Neogen Corp	4,745
2,682,166		Network Healthcare Holdings Ltd	6,584
4,973		Neuca S.A.	499
54,968	*,e	Nevro Corp	5,738
109,600	e	Nichii Gakkan Co	856
88,700		Nihon Kohden Corp	2,156
90,167	*	Nikkiso Co Ltd	809
493,900	e	Nipro Corp	6,281
23,735	g	NNIT A.S.	737
131,817	*,e	Nobilis Health Corp	442
116,591	*,e	Novocure Ltd	996
193,863	*,e	NuVasive, Inc	12,923
147,674	*	NxStage Medical, Inc	3,690
266,870		Odontoprev S.A.	1,061
1,138,282		Olympus Corp	39,750
82,754	*	Omnicell, Inc	3,169
329,059	*	OraSure Technologies, Inc	2,623
236,981		Oriola-KD Oyj (B Shares)	1,078
40,708	*	Orion Health Group Ltd	103
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
35,609		Orpea	$3,156
94,406	*	Orthofix International NV	4,038
10,815	*	Osstem Implant Co Ltd	601
144,623		Owens & Minor, Inc	5,023
51,851	*,e	Oxford Immunotec Global plc	651
13,400		Paramount Bed Holdings Co Ltd	507
152,047	e	Patterson Cos, Inc	6,985
72,202	*	Penumbra, Inc	5,487
189,875		Pharmaniaga BHD	256
93,940	*	PharMerica Corp	2,637
553,000	e	Phoenix Healthcare Group Co Ltd	989
30,584		Phonak Holding AG.	4,337
91,000		Pihsiang Machinery Manufacturing Co Ltd	201
418,680	*	Premier, Inc	13,540
93,393	*	Press Ganey Holdings, Inc	3,773
1,397,554		Primary Health Care Ltd	4,256
47,575	*	Providence Service Corp	2,314
322,800		PT Siloam International Hospitals Tbk	255
2,134,000	*	PW Medtech Group Ltd	649
238,887		Qualicorp S.A.	1,409
121,709		Quality Systems, Inc	1,378
385,747		Quest Diagnostics, Inc	32,646
68,510	*	Quidel Corp	1,513
135,339	*	Quorum Health Corp	849
92,251	*	RadNet, Inc	683
713,587	e	Raffles Medical Group Ltd	802
143,183		Ramsay Health Care Ltd	8,712
19,672		RaySearch Laboratories AB	455
521,727	e	Regis Healthcare Ltd	1,750
9,316,400		Religare Health Trust	7,139
357,571	e	Resmed, Inc	23,167
27,341		Rhoen Klinikum AG.	831
211,000		Rion Co Ltd	2,790
106,335	*,e	Rockwell Medical, Inc	712
157,392	*	RTI Biologics, Inc	493
733,465		Ryman Healthcare Ltd	5,149
71,548		Sartorius AG.	5,960
74,691		Sartorius Stedim Biotech	5,610
42,016	*,e	Second Sight Medical Products, Inc	148
603,668		Selcuk Ecza Deposu Ticaret ve Sanayi AS	571
251,192	*	Select Medical Holdings Corp	3,391
67,119	*,e	Senseonics Holdings, Inc	262
16,920		SEWOONMEDICAL Co Ltd	80
4,912,415		Shandong Weigao Group Medical Polymer Co Ltd	3,314
2,260,540		Shanghai Pharmaceuticals Holding Co Ltd	6,139
96,979	e	Sienna Senior Living, Inc	1,254
20,650	*,e	Sientra, Inc	186
3,021,632		Sigma Pharmaceuticals Ltd	3,287
2,193,471		Sinopharm Group Co	10,624
672,610		Smith & Nephew plc	10,848
1,457,815		Sonic Healthcare Ltd	24,687
102,096	*,e	Spectranetics Corp	2,562
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
717,791	g	Spire Healthcare Group plc	$3,674
470,713		St. Jude Medical, Inc	37,544
189,000		St. Shine Optical Co Ltd	4,415
98,604	*,e	Staar Surgical Co	927
119,491		STERIS plc	8,735
10,630		STRATEC Biomedical AG.	614
25,416		Straumann Holding AG.	9,943
712,313		Stryker Corp	82,920
5,635		Suheung Capsule Co Ltd	203
584,456	e	Summerset Group Holdings Ltd	2,259
1,957,600		Supermax Corp BHD	1,033
45,276	*,e	Surgery Partners, Inc	916
145,853	*	Surgical Care Affiliates, Inc	7,112
42,721	*	SurModics, Inc	1,285
243,591		Suzuken Co Ltd	8,043
101,953		Sysmex Corp	7,564
7,470	*	Tactile Systems Technology, Inc	140
65,654	*	Tandem Diabetes Care, Inc	503
157,952	*	Team Health Holdings, Inc	5,143
50,531	*,e	Teladoc, Inc	925
73,460		Teleflex, Inc	12,345
340,983	*	Tenet Healthcare Corp	7,727
264,212		Terumo Corp	10,163
218,600	e	Toho Pharmaceutical Co Ltd	4,639
7,700		Tokai Corp (GIFU)	273
849,500		Top Glove Corp BHD	1,048
3,532,000	e	Town Health International Medical Group Ltd	562
144,689	*,e	TransEnterix, Inc	245
133,303	*	Triple-S Management Corp (Class B)	2,923
28,400		Tsuki Corp	203
301,215		United Drug plc	2,504
3,179,089		UnitedHealth Group, Inc	445,072
125,005		Universal American Corp	956
4,625,000		Universal Health International Group Holding Ltd	222
531,561		Universal Health Services, Inc (Class B)	65,499
497,500	g	Universal Medical Financial & Technical Advisory Services Co Ltd	433
49,619		US Physical Therapy, Inc	3,111
5,166	*,e	USMD Holdings, Inc	117
8,540		Utah Medical Products, Inc	511
7,059		Value Added Technologies Co Lt	242
152,529	*	Varian Medical Systems, Inc	15,181
40,842	*	Vascular Solutions, Inc	1,970
388,398	*	VCA Antech, Inc	27,180
244,244	*	Veeva Systems, Inc	10,082
35,388	*,e	Veracyte, Inc	269
3,976,600		Vibhavadi Medical Center PCL (Foreign)	324
7,196		Vieworks Co Ltd	427
12,781	*,e	ViewRay, Inc	58
256,485		Virtus Health Ltd	1,518
156,900		VITAL KSK Holdings, Inc	1,663
58,643	*	Vocera Communications, Inc	991
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
332,159	*	WellCare Health Plans, Inc	$38,892
16,200	g	Wenzhou Kangning Hospital Co Ltd	84
170,579		West Pharmaceutical Services, Inc	12,708
99,411	*	William Demant Holding A.S.	2,029
238,963	*,e	Wright Medical Group NV	5,862
9,636		Ypsomed Holding AG.	1,976
81,483	*,e	Zeltiq Aesthetics, Inc	3,196
668,307		Zimmer Holdings, Inc	86,893
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,702,867

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
89,090		Able C&C Co Ltd	1,947
36,653		Amorepacific Corp	12,998
10,130		Amorepacific Corp (Preference)	1,957
14,900		Artnature, Inc	95
969,638		Asaleo Care Ltd	1,186
1,052,940		Avon Products, Inc	5,960
64,021		Bajaj Corp Ltd	372
580,261		Beiersdorf AG.	54,773
8,384		Bioland Ltd	163
12,969	e	Blackmores Ltd	1,163
193,767	*,e	Central Garden & Pet Co	5,038
88,362	*	Central Garden and Pet Co (Class A)	2,191
33,000		Chlitina Holding Ltd	166
411,039		Church & Dwight Co, Inc	19,697
53,089	*	CKH Food & Health Ltd	113
270,226		Clorox Co	33,827
1,481,762		Colgate-Palmolive Co	109,858
24,008		Coreana Cosmetics Co Ltd	160
3,813		Cosmax BTI, Inc	164
20,304		Cosmax, Inc	2,807
13,339	*	COSON Co Ltd	180
66,498	e,n	Coty, Inc	1,563
830,559		Dabur India Ltd	3,388
54,000		Dr Ci:Labo Co Ltd	1,551
10,300		Earth Chemical Co Ltd	486
152,158	*	Edgewell Personal Care Co	12,100
136,701		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	180
104,456	*,e	elf Beauty, Inc	2,937
305,456		Energizer Holdings, Inc	15,261
1,397,947		Estee Lauder Cos (Class A)	123,802
53,100	*,e	Euglena Co Ltd	767
33,849		Eveready Industries India Ltd	129
148,900		Fancl Corp	2,535
10,460		Gillette India Ltd	683
184,557		Godrej Consumer Products Ltd	4,405
139,000	g	Golden Throat Holdings Group Co Ltd	71
91,000		Grape King Industrial Co	757
841,147		Hengan International Group Co Ltd	7,020
47,613		Henkel KGaA	5,553
215,003		Henkel KGaA (Preference)	29,262
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
216,693	*,e	Herbalife Ltd	$13,433
1,105,037		Hindustan Lever Ltd	14,417
276,305	*	HRG Group, Inc	4,338
384,867		Hypermarcas S.A.	3,298
9,204		Inter Parfums S.A.	253
41,182		Inter Parfums, Inc	1,329
4,026		It’s Skin Co Ltd	185
63,325		Jyothy Laboratories Ltd	328
768,921		Kao Corp	43,473
2,339,475		Karex BHD	1,393
902,062		Kimberly-Clark Corp	113,786
2,791,116		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	6,314
47,700		Kobayashi Pharmaceutical Co Ltd	2,492
9,602		Kolmar BNH Co Ltd	277
23,813		Korea Kolmar Co Ltd	2,090
6,204		Korea Kolmar Holdings Co Ltd	233
23,900		Kose Corp	2,447
15,619		LG Household & Health Care Ltd	13,592
2,419		LG Household & Health Care Ltd (Preference)	1,134
34,856	*,e	Lifevantage Corp	330
313,000		Lion Corp	5,071
423,883		L’Oreal S.A.	80,118
17,879		Mandom Corp	818
918,878		Marico Ltd	3,807
104,047	e	Medifast, Inc	3,932
321,924	*	Microbio Co Ltd	245
9,600	e	Milbon Co Ltd	471
212,898		Natura Cosmeticos S.A.	2,044
17,712	e	Natural Health Trends Corp	501
28,196	e	Nature’s Sunshine Products, Inc	451
12,700		Noevir Holdings Co Ltd	388
272,213		Nu Skin Enterprises, Inc (Class A)	17,634
30,475	*	Nutraceutical International Corp	952
4,839	*	NUTRIBIOTECH Co Ltd	307
1,045,000		NVC Lighting Holdings Ltd	141
12,706		Oil-Dri Corp of America	478
60,890		Ontex Group NV	1,935
20,167	e	Orchids Paper Products Co	549
63,601	*	Oriflame Holding AG.	2,329
31,428		Pacific Corp	4,748
96,100		Pigeon Corp	2,911
111,200		Pola Orbis Holdings, Inc	9,954
9,254,014	e	Procter & Gamble Co	830,548
8,430,500		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	346
2,804,529		PT Unilever Indonesia Tbk	9,588
228,175		PZ Cussons plc	1,077
914,508		Reckitt Benckiser Group plc	86,096
28,874	*	Revlon, Inc (Class A)	1,062
11,641	*	Sansung Life & Science Co Ltd	266
371,491		Shiseido Co Ltd	9,839
119,714	e	Spectrum Brands, Inc	16,483
485,869		Svenska Cellulosa AB (B Shares)	14,421
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,655		Tonymoly Co Ltd	$157
296,299		Uni-Charm Corp	7,688
3,159,816		Unilever NV	145,583
1,613,530		Unilever plc	76,352
43,952	*	USANA Health Sciences, Inc	6,081
200,000	e	Vinda International Holdings Ltd	396
49,543		WD-40 Co	5,570
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,043,744

INSURANCE - 4.0%
154,273		Admiral Group plc	4,095
559,232		Aegon NV	2,133
621,370	e	Aflac, Inc	44,658
49,445		Ageas	1,808
14,753,807		AIA Group Ltd	99,216
21,650	*	Alleghany Corp	11,367
811,279		Allianz AG.	120,564
933,746		Allied World Assurance Co Holdings Ltd	37,742
1,179,446		Allstate Corp	81,594
170,330		Alm Brand AS	1,305
122,059	*	AMBAC Financial Group, Inc	2,245
441,622		American Equity Investment Life Holding Co	7,830
177,245		American Financial Group, Inc	13,293
6,496,243		American International Group, Inc	385,487
12,348		American National Insurance Co	1,506
59,686		Amerisafe, Inc	3,508
350,021		Amtrust Financial Services, Inc	9,391
77,460		Anadolu Hayat Emeklilik AS	129
207,131		Anadolu Sigorta	117
12,300	e	Anicom Holdings, Inc	303
389,344		Aon plc	43,797
234,893	*	Arch Capital Group Ltd	18,618
404,511		Argo Group International Holdings Ltd	22,823
206,055		Arthur J. Gallagher & Co	10,482
251,588		Aspen Insurance Holdings Ltd	11,721
1,174,039		Assicurazioni Generali S.p.A.	14,328
89,345		Assurant, Inc	8,242
231,465		Assured Guaranty Ltd	6,423
26,495	*	Atlas Financial Holdings, Inc	418
8,472,824		Aviva plc	48,347
20,009		AvivaSA Emeklilik ve Hayat AS.	127
4,665,520		AXA S.A.	99,199
183,259		Axis Capital Holdings Ltd	9,956
4,146		Bajaj Finserv Ltd	191
30,590		Baldwin & Lyons, Inc (Class B)	784
10,643		Baloise Holding AG.	1,289
809,974		BB Seguridade Participacoes S.A.	7,442
1,509,591		Beazley plc	7,561
4,960,524	*	Berkshire Hathaway, Inc (Class B)	716,647
11,151	e	Blue Capital Reinsurance Holdings Ltd	204
171,012		Brown & Brown, Inc	6,449
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,375,316		Cathay Financial Holding Co Ltd	$12,054
110,209		Chesnara plc	472
2,161,694	*	China Insurance International Holdings Co Ltd	4,311
9,072,990	e	China Life Insurance Co Ltd	23,773
8,552,779		China Life Insurance Co Ltd (Taiwan)	7,857
6,003,139		China Pacific Insurance Group Co Ltd	22,451
3,539,864		Chubb Ltd	444,784
204,905		Cincinnati Financial Corp	15,454
107,107	*,e	Citizens, Inc (Class A)	1,003
14,908	*	Clal Insurance	161
53,659		CNA Financial Corp	1,846
498,423		CNP Assurances	8,374
547,126		Conseco, Inc	8,355
3,630,000	*	Convoy Financial Holdings Ltd	113
1,068,091		Corp Mapfre S.A.	2,988
277,625	e,m	Cover-More Group Ltd	310
70,086	e	Crawford & Co (Class B)	795
2,277,011		Dai-ichi Mutual Life Insurance Co	31,239
629,882		Delta Lloyd NV	2,889
2,468,053		Direct Line Insurance Group plc	11,658
400,189	e	Discovery Holdings Ltd	3,299
31,245		Donegal Group, Inc (Class A)	503
134,857		Dongbu Insurance Co Ltd	8,384
20,000	e	Dream Incubator, Inc	418
63,813	*	eHealth, Inc	715
23,677		EMC Insurance Group, Inc	638
94,282		Employers Holdings, Inc	2,812
125,225		Endurance Specialty Holdings Ltd	8,196
25,928	*	Enstar Group Ltd	4,264
51,332	e	Erie Indemnity Co (Class A)	5,239
239,446		esure Group plc	942
29,235		Euler Hermes S.A.	2,486
107,408		Everest Re Group Ltd	20,404
21,163		Fairfax Financial Holdings Ltd	12,400
24,441	*,e	FBD Holdings plc	180
22,372		FBL Financial Group, Inc (Class A)	1,431
83,595		Federated National Holding Co	1,562
42,592	e	Fidelity & Guaranty Life	988
328,201		First American Financial Corp	12,892
610,818		FNF Group	22,545
1,047,477		Fondiaria-Sai S.p.A	1,706
52,000		FPC Par Corretora de Seguros S.A.	233
1,802,542	*	Genworth Financial, Inc (Class A)	8,941
206,919		Gjensidige Forsikring BA	3,870
494,151		Great-West Lifeco, Inc	12,162
70,115	*	Greenlight Capital Re Ltd (Class A)	1,433
96,993		Grupo Catalana Occidente S.A.	2,883
51,892	*	Hallmark Financial Services	534
134,438		Hannover Rueckversicherung AG.	14,411
70,235		Hanover Insurance Group, Inc	5,297
142,635		Hanwha Non-Life Insurance Co Ltd	847
86,165		Harel Insurance Investments & Finances Ltd	312
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,423,947		Hartford Financial Services Group, Inc	$60,973
96,764	g	Hastings Group Holdings Ltd	289
19,393	e	HCI Group, Inc	589
5,283		Helvetia Holding AG.	2,665
229,065	e	Heritage Insurance Holdings, Inc	3,301
327,784		Hiscox Ltd	4,423
114,445		Horace Mann Educators Corp	4,194
179,280		Hyundai Marine & Fire Insurance Co Ltd	5,919
14,169		IDI Insurance Co Ltd	669
16,347		Independence Holding Co	281
161,724		Industrial Alliance Insurance and Financial Services, Inc	5,822
50,943		Infinity Property & Casualty Corp	4,209
2,560,771		Insurance Australia Group Ltd	10,785
195,902		Intact Financial Corp	14,162
3,044		Investors Title Co	303
31,724		James River Group Holdings Ltd	1,148
255,522		Japan Post Holdings Co Ltd	3,212
1,800	e	Japan Post Insurance Co Ltd	39
627,886		Just Retirement Group plc	1,091
94,484		Kemper Corp	3,715
7,480		Kinsale Capital Group, Inc	165
648,624		Korea Life Insurance Co Ltd	3,401
266,469		Korean Reinsurance Co	2,821
155,556	e	Lancashire Holdings Ltd	1,350
15,447,834	e	Legal & General Group plc	43,779
400,165		Liberty Holdings Ltd	3,400
96,247		LIG Insurance Co Ltd	2,387
315,547		Lincoln National Corp	14,824
378,115		Loews Corp	15,559
46,768	*	Lotte Non-Life Insurance Co Ltd	112
171,865		Maiden Holdings Ltd	2,181
2,192,616		Manulife Financial Corp	30,935
19,721	*	Markel Corp	18,316
1,562,019		Marsh & McLennan Cos, Inc	105,046
29,190		Max India Ltd	245
216,520	*	Max India Ltd (New)	453
323,527	*	MBIA, Inc	2,520
4,582,038		Medibank Pvt Ltd	8,729
24,051		Menorah Mivtachim Holdings Ltd	198
667,238		Mercuries & Associates Holding Ltd	406
617,803		Mercuries Life Insurance Co Lt	293
48,016		Mercury General Corp	2,634
48,897		Meritz Fire & Marine Insurance Co Ltd	685
2,782,774		Metlife, Inc	123,639
1,008,119		Metropolitan Holdings Ltd	1,642
330,711	*	Migdal Insurance Holdings Ltd	215
73,490		Mirae Asset Life Insurance Co Ltd	288
2,083,654		Mitsui Sumitomo Insurance Group Holdings, Inc	58,074
397,900	*	MPHB Capital BHD	129
73,541		Muenchener Rueckver AG.	13,735
254,091		National General Holdings Corp	5,651
29,568		National Interstate Corp	962
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,157	e	National Western Life Group, Inc	$1,264
52,044		Navigators Group, Inc	5,044
951,382		New China Life insurance Co Ltd	4,250
262,199		NKSJ Holdings, Inc	7,771
98,923		NN Group NV	3,037
8,101,370		Old Mutual plc	21,236
461,223		Old Republic International Corp	8,127
90,819		OneBeacon Insurance Group Ltd (Class A)	1,297
30,813	*,e	Patriot National, Inc	278
8,750,288		People’s Insurance Co Group of China Ltd	3,604
183,574		Phoenix Group Holdings	2,090
44,448	*	Phoenix Holdings Ltd	122
5,661,426		PICC Property & Casualty Co Ltd	9,492
9,021,926		Ping An Insurance Group Co of China Ltd	47,295
104,474		Porto Seguro S.A.	958
1,819,812	g	Poste Italiane S.p.A	12,486
961,647		Power Corp Of Canada	20,370
523,121	e	Power Financial Corp	12,122
624,408		Powszechny Zaklad Ubezpieczen S.A.	3,985
109,266	e	Primerica, Inc	5,794
1,022,413		Principal Financial Group	52,665
153,892		ProAssurance Corp	8,076
846,607		Progressive Corp	26,668
138,749	e	Protector Forsikring ASA	1,321
748,635		Prudential Financial, Inc	61,126
6,176,139		Prudential plc	109,482
57,256,000	*	PT Panin Insurance Tbk	2,874
282,688,900	*	PT Panin Life Tbk	4,105
137,695		Qatar Insurance Co SAQ	3,361
1,383,812		QBE Insurance Group Ltd	9,902
226,300	e	Qualitas Controladora SAB de C.V.	342
834,162		Rand Merchant Investment Holdings Ltd	2,514
195,214		Reinsurance Group of America, Inc (Class A)	21,071
359,969		RenaissanceRe Holdings Ltd	43,254
89,408		RLI Corp	6,112
373,255		RSA Insurance Group plc	2,636
33,581		Safety Insurance Group, Inc	2,257
1,841,776		Saga plc	5,081
1,093,117		Sampo Oyj (A Shares)	48,564
37,912		Samsung Fire & Marine Insurance Co Ltd	9,656
153,784		Samsung Life Insurance Co Ltd	14,769
2,376,514		Sanlam Ltd	11,074
176,929		SCOR SE	5,502
132,786		Selective Insurance Group, Inc	5,293
7,257,361		Shin Kong Financial Holding Co Ltd	1,601
164,000		Shinkong Insurance Co Ltd	126
356,704	e	Societa Cattolica di Assicurazioni SCRL	1,996
1,234,141		Sony Financial Holdings, Inc	16,996
594,571		St. James’s Place plc	7,298
1,469,278		Standard Life plc	6,545
36,888		State Auto Financial Corp	878
98,436		State National Cos, Inc	1,095
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
968,142		Steadfast Group Ltd	$1,698
63,651		Stewart Information Services Corp	2,829
443,831	*,e	Storebrand ASA	2,200
177,960		Sul America SA	888
898,577		Sun Life Financial, Inc	29,239
1,299,904		Suncorp-Metway Ltd	12,127
40,147		Swiss Life Holding	10,411
701,423		Swiss Re Ltd	63,351
792,600		Syarikat Takaful Malaysia BHD	798
1,249,442		T&D Holdings, Inc	14,095
137,000		Taiwan Fire & Marine Insurance Co	82
2,600,200		Thai Reinsurance PCL	155
2,194,381	*,e	Third Point Reinsurance Ltd	26,333
1,448,168		Tokio Marine Holdings, Inc	55,537
180,379		Tong Yang Life Insurance	1,866
56,085	*	Topdanmark AS	1,574
173,168		Torchmark Corp	11,064
784,636		Travelers Cos, Inc	89,880
39,013	*,e	Trupanion, Inc	659
28,703		Tryg A.S.	577
476,300		Tune Ins Holdings BHD	189
2,018,132		Unipol Gruppo Finanziario S.p.A	5,157
101,858		Uniqa Versicherungen AG.	662
30,501	*	United America Indemnity Ltd	906
58,975		United Fire & Casualty Co	2,496
120,232	e	United Insurance Holdings Corp	2,042
105,078	e	Universal Insurance Holdings, Inc	2,648
381,619		UnumProvident Corp	13,475
935,633		Validus Holdings Ltd	46,613
52,516		Vittoria Assicurazioni S.p.A.	572
707,336		W.R. Berkley Corp	40,856
8,885		White Mountains Insurance Group Ltd	7,375
31,981	e	Wiener Staedtische Allgemeine Versicherung AG.	649
4,289		Willis Towers Watson plc	569
18,987		Wuestenrot & Wuerttembergische AG.	381
3,285,915		XL Group Ltd	110,505
404,633		Zurich Financial Services AG.	104,352
		TOTAL INSURANCE	4,549,388

MATERIALS - 4.8%
85,258		A. Schulman, Inc	2,483
21,230		Aarti Industries	199
147,253		Acerinox S.A.	1,948
10,300	e	Achilles Corp	145
38,885		Acron JSC (GDR)	209
46,912		Adana Cimento	95
179,800		ADEKA Corp	2,488
401,810		Adelaide Brighton Ltd	1,711
292,716	*,m	Advanta Ltd	0
244,794		Aeci Ltd	1,852
23,978		AEP Industries, Inc	2,622
134,871		African Barrick Gold Ltd	870
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
100,864		African Rainbow Minerals Ltd	$606
396,155		Agnico-Eagle Mines Ltd	21,424
351,734	e	Agrium, Inc	31,864
48,884	*,e	AgroFresh Solutions, Inc	259
19,300	*	Aichi Steel Corp	979
69,303	e	Air Liquide	7,432
254,921	n	Air Products & Chemicals, Inc	38,325
107,422		Air Water, Inc	2,029
4,335		AK Holdings, Inc	239
2,010,705	*,e	AK Steel Holding Corp	9,712
73,373		Akcansa Cimento AS	312
9,420		Akzo Nobel India Ltd	241
397,462		Akzo Nobel NV	26,884
287,426		Alamos Gold, Inc	2,366
966,171		Albemarle Corp	82,598
3,913,695		Alcoa, Inc	39,685
274,722	e	Allegheny Technologies, Inc	4,964
280,000	e	Alpek SAB de C.V.	475
29,242	e	Altius Minerals Corp	249
587,051	e	Altri SGPS S.A.	2,052
1,705,072	e	Alumina Ltd	1,920
5,241,445	*,e	Aluminum Corp of China Ltd	1,912
714,448		Ambuja Cements Ltd	2,707
2,130,928		Amcor Ltd	24,820
64,567		American Vanguard Corp	1,037
14,683	e	Ampco-Pittsburgh Corp	163
4,759,000		AMVIG Holdings Ltd	1,667
108,585	*	Anadolu Cam Sanayii AS	76
823,038	*,e	Anatolia Minerals Development Ltd	2,058
71,388	*,e	Anglo American Platinum Ltd	2,008
2,538,345	*	Anglo American plc (London)	31,655
700,689	*	AngloGold Ashanti Ltd	11,199
4,624,369	e	Anhui Conch Cement Co Ltd	12,781
428,729	e	Antofagasta plc	2,904
175,587	*	APERAM	7,916
69,047		Aptargroup, Inc	5,345
233,068		Arabian Cement Co	133
3,664,969	*	ArcelorMittal	22,350
397,739		Arkema	36,824
52,174		Asahi Holdings, Inc	891
1,780,238		Asahi Kasei Corp	14,187
216,836	*	Asanko Gold, Inc	909
321,818		Ashland Global Holdings, Inc	37,315
934,500		Asia Cement China Holdings Corp	226
1,164		Asia Cement Co Ltd	78
2,308,024		Asia Cement Corp	2,022
786		Asia Holdings Co Ltd	71
278,587		Asia Polymer	160
435,137		Asian Paints Ltd	7,596
46,286		Associated Cement Co Ltd	1,115
73,579		Assore Ltd	796
7,639		Atul Ltd	262
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,779		Aurubis AG.	$1,558
403,530		Avery Dennison Corp	31,391
965,446	*	Axalta Coating Systems Ltd	27,293
1,728,361	*	B2Gold Corp	4,532
73,375		Balchem Corp	5,689
361,522		Ball Corp	29,627
344,944		Barrick Gold Corp	6,112
1,837,966		Barrick Gold Corp (Canada)	32,544
8,644		BASF India Ltd	157
673,144		BASF SE	57,638
14,665		Bayer CropScience Ltd	986
12,000,000	e	BBMG Corp	4,655
108,082		Bekaert S.A.	4,948
215,767		Bemis Co, Inc	11,006
362,200		Bengang Steel Plates Co	124
337,573		Berger Paints India Ltd	1,326
3,173,934	*	Berry Plastics Group, Inc	139,177
3,175,949		BHP Billiton Ltd	55,015
3,007,266		BHP Billiton plc	45,225
463,599		Billerud AB	8,204
1,309,794		BlueScope Steel Ltd	7,819
243,691	*	Boise Cascade Co	6,190
1,104,751		Boliden AB	25,967
798,235		Boral Ltd	4,152
241,493		Borregaard ASA	2,171
35,346		Borusan Mannesmann Boru Sanayi	106
222,391		Boryszew S.A.	405
32,089		BRAAS Monier Building Group S.A.	939
209,500		Bradespar S.A.	629
434,575		Braskem S.A.	3,355
165,506		Brickworks Ltd	1,768
54,107	e	Buzzi Unicem S.p.A.	1,109
112,789		Buzzi Unicem S.p.A. RSP	1,280
9,100	e	C Uyemura & Co Ltd	411
140,324		Cabot Corp	7,354
491,700		Cahya Mata Sarawak BHD	452
238,604		Calgon Carbon Corp	3,620
37,130	e	Canam Group, Inc	284
63,517	*	Canfor Corp	705
70,908		Canfor Pulp Products, Inc	555
73,144		CAP S.A.	398
107,398		Carpenter Technology Corp	4,431
147,380		Cascades, Inc	1,441
108,855		CCL Industries	20,960
272,345		Celanese Corp (Series A)	18,127
120,604		Cementir S.p.A.	569
962,460		Cementos Argos S.A.	3,832
153,942	*	Cemex Latam Holdings S.A.	585
27,565,106	*	Cemex S.A. de C.V.	21,836
2,673,664		Centamin plc	5,135
469,427	e	Centerra Gold, Inc	2,573
215,364	*	Century Aluminum Co	1,497
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
44,728		Century Plyboards India Ltd	$168
1,868,125		Century Sunshine Ecological Technology Holdings Ltd	70
26,626		Century Textile & Industries Ltd	378
276,396		CF Industries Holdings, Inc	6,730
23,466		Chase Corp	1,622
427,846		Chemours Co	6,846
174,133	*	Chemtura	5,713
707,560		Cheng Loong Corp	258
314,925		Chia Hsin Cement Corp	90
364,000	*,e	Chiho-Tiande Group Ltd	262
1,676,695		China BlueChemical Ltd	309
4,680,000	*,e	China Daye Non-Ferrous Metals Mining Ltd	64
147,000		China Hi-ment Corp	260
929,250		China Manmade Fibers Corp	217
625,372		China Metal Products	610
858,455	*,e,m	China Metal Recycling Holdings Ltd	1
3,247,282	e	China National Building Material Co Ltd	1,454
1,045,000	e	China National Materials Co Ltd	245
2,067,628	*	China Petrochemical Development Corp	507
6,683,200	*,e,m	China Shanshui Cement Group Ltd	4,065
652,000	e	China Silver Group Ltd	145
133,000		China Steel Chemical Corp	440
13,409,303		China Steel Corp	9,479
431,540		China Synthetic Rubber Corp	351
292,000	*	China Wood Optimization Holding Ltd	97
344,000		China XLX Fertiliser Ltd	101
538,000	*	Chongqing Iron & Steel Co Ltd	163
86,592		Christian Hansen Holding	5,158
150,000	e	Chugoku Marine Paints Ltd	1,053
325,540		Chung Hwa Pulp Corp	93
473,971		Cia de Minas Buenaventura S.A. (ADR) (Series B)	6,560
667,248		Cia Siderurgica Nacional S.A.	1,865
79,965		Ciech S.A.	1,384
160,248		Cimsa Cimento Sanayi Ve Tica	795
276,075		Clariant AG.	4,759
63,559	*	Clearwater Paper Corp	4,110
1,251,069	*,e	Cliffs Natural Resources, Inc	7,319
79,944	*	Codexis, Inc	355
1,098,920	*,e	Coeur Mining, Inc	13,000
267,721		Commercial Metals Co	4,334
86,132	*,m	Companhia Vale do Rio Doce	0
92,945	e	Compass Minerals International, Inc	6,850
53,183		Corbion NV	1,432
105,018		Coromandel International Ltd	389
49,933	e	Corticeira Amorim SGPS S.A.	486
505,867	g	Covestro AG.	29,936
346,000	e	CPMC Holdings Ltd	175
2,006,471		CRH plc	66,627
343,585		Croda International plc	15,504
1,179,690	*	Crown Holdings, Inc	67,348
1,902,511		CSR Ltd	5,304
157,303	*,e,m	CuDeco Ltd	52
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,309,600		D&L Industries Inc	$543
366,000		Da Ming International Holdings Ltd	129
84,900	*	Dahua Group Dalian Chemical Industry Co	107
317,207		Daicel Chemical Industries Ltd	4,009
234,000		Daido Steel Co Ltd	1,073
21,600		Daiken Corp	423
93,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	459
193,600		Dainippon Ink and Chemicals, Inc	5,993
239,872	e	Daio Paper Corp	2,840
52,000		Daiso Co Ltd	213
19,796		Dalmia Bharat Ltd	556
221,200	*	Danhua Chemical Technology Co Ltd	133
24,138		Deltic Timber Corp	1,635
1,125,000		Denki Kagaku Kogyo KK	4,872
250,715	*	Detour Gold Corp	5,454
10,699		Dhanuka Agritech Ltd	108
67,845		Dominion Diamond Corp	659
178,994		Domtar Corp	6,646
48,784	*	Dongkuk Steel Mill Co Ltd	352
2,608	*	Dongwha Enterprise Co Ltd	78
2,946,000	m	Dongyue Group	390
5,541,480		Dow Chemical Co	287,215
248,000		Dowa Holdings Co Ltd	1,739
1,904,629		DS Smith plc	9,477
196,442		DSM NV	13,267
4,917	*	Duk San Neolux Co Ltd	139
319,052		DuluxGroup Ltd	1,619
217,172		Eagle Materials, Inc	16,787
619,800		Eastern Polymer Group PCL	244
176,652		Eastman Chemical Co	11,956
827,890		Ecolab, Inc	100,771
1,681,876		EI du Pont de Nemours & Co	112,635
109,506		EID Parry India Ltd	406
173,644	*	El Ezz Steel Co	139
624,462	*	Eldorado Gold Corp	2,456
379,864	e	Elementis plc	1,071
2,616,660		Empresas CMPC S.A.	5,208
17,605		EMS-Chemie Holding AG.	9,463
798,000		Ence Energia y Celulosa S.A.	1,740
51,122	*	Endeavour Mining Corp	993
4,504	*,e	Eramet	179
1,408,228		Eregli Demir ve Celik Fabrikalari TAS	1,938
34,962		Essel Propack Ltd	119
215,619	e	Essentra plc	1,358
1,676,030		Eternal Chemical Co Ltd	1,807
35,500		Eugene Corp	171
382,128		Everlight Chemical Industrial Corp	253
1,777,022		Evolution Mining Ltd	3,380
263,610	*,e	Evolva Holdings S.A.	161
643,411		Evonik Industries AG.	21,782
347,163	*	Evraz plc	725
390,050		Feng Hsin Iron & Steel Co	509
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
278,974	*	Ferro Corp	$3,853
280,995	e	Ferroglobe plc	2,537
290,630		Fibria Celulose S.A.	2,056
31,790		Finolex Industries Ltd	216
129,093	*	First Majestic Silver Corp	1,331
1,004,473		First Quantum Minerals Ltd	8,315
4,519,542		Fletcher Building Ltd	35,395
127,655	*,e	Flotek Industries, Inc	1,856
213,862		FMC Corp	10,338
47,878	*	Foosung Co Ltd	334
7,168,354		Formosa Chemicals & Fibre Corp	19,343
4,828,176		Formosa Plastics Corp	12,023
343,800		Formosan Rubber Group, Inc	166
8,574,781	e	Fortescue Metals Group Ltd	32,821
168,375	*	Fortuna Silver Mines, Inc	1,220
169,791	m	Foshan Huaxin Packaging Co Ltd	207
20,000		FP Corp	1,124
288,147		Franco-Nevada Corp	20,132
3,618,522		Freeport-McMoRan Copper & Gold, Inc (Class B)	39,297
413,654		Fresnillo plc	9,706
31,605		Frutarom Industries Ltd	1,663
94,201		Fuchs Petrolub AG. (Preference)	4,301
2,709,200	e	Fufeng Group Ltd	1,264
17,852		Fuji Seal International, Inc	736
15,100		Fujimi, Inc	228
12,900		Fujimori Kogyo Co Ltd	305
1,468,000	e	Furukawa-Sky Aluminum Corp	4,416
2,233,800	e	Fushan International Energy Group Ltd	507
13,100	*	Fuso Chemical Co Ltd	268
97,904		FutureFuel Corp	1,104
3,010,298	*,e	Galaxy Resources Ltd	750
1,199,053	*	GCP Applied Technologies, Inc	33,957
172,794		Gem Diamonds Ltd	277
953,612		Gerdau S.A. (Preference)	2,598
6,687		Givaudan S.A.	13,633
11,622,561	*	Glencore Xstrata plc	31,825
409,959		Gloria Material Technology Corp	232
40,100		Godo Steel Ltd	717
86,086		Godrej Industries Ltd	557
949,783		Gold Fields Ltd	4,604
124,153	*,e	Gold Resource Corp	921
1,160,062		Goldcorp, Inc	19,144
8,419,418		Goldsun Development & Construction Co Ltd	2,054
4,543,000		Grand Pacific Petrochemical	2,301
207,898		Granges AB	2,121
1,883,103		Graphic Packaging Holding Co	26,345
605,755	*,m	Great Basin Gold Ltd	5
149,000		Great China Metal Industry	110
2,006,000		Greatview Aseptic Packaging Co	1,074
42,000		Green Seal Holding Ltd	207
12,797	e	Greif, Inc	775
58,407		Greif, Inc (Class A)	2,896
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
48,017,638		G-Resources Group Ltd	$887
497,066		Grupo Argos S.A.	3,210
5,397,844		Grupo Mexico S.A. de C.V. (Series B)	13,190
85,757		Gubre Fabrikalari TAS	138
33,234		Gujarat Flourochemicals	261
487,361	*	Guyana Goldfields, Inc	3,042
159,212		H.B. Fuller Co	7,399
29,222		Han Kuk Carbon Co Ltd	163
6,374	*	Handy & Harman Ltd	134
10,812		Hanil Cement Manufacturing	746
8,557		Hansol Chemical Co Ltd	682
33,437	*	Hansol Paper Co	208
62,978		Hansol Paper Co Ltd	1,182
482,535		Hanwha Chemical Corp	10,689
820,073		Harmony Gold Mining Co Ltd	2,857
22,432	e	Hawkins, Inc	972
27,259		Haynes International, Inc	1,012
171,373	*	Headwaters, Inc	2,900
888,371	e	Hecla Mining Co	5,064
100,658		HeidelbergCement AG.	9,519
202,263	e	Hexpol AB	1,814
1,200,947		Hindalco Industries Ltd	2,764
286,182		Hitachi Chemical Co Ltd	6,576
226,434		Hitachi Metals Ltd	2,786
750,702	*	Ho Tung Chemical Corp	175
422,867		Hochschild Mining plc	1,589
135,029	e	Hokuetsu Paper Mills Ltd	814
89,892		Holcim Ltd	4,869
40,491		Holmen AB (B Shares)	1,442
52,613		Honam Petrochemical Corp	14,342
282,970		HS Industries Co Ltd	2,378
29,649		HSIL Ltd	152
1,905,000	*	Huabao International Holdings Ltd	736
231,420		Huaxin Cement Co Ltd	157
570,300	m	Hubei Sanonda Co Ltd	501
19,264		Huchems Fine Chemical Corp	351
193,688		HudBay Minerals, Inc	766
197,712		Huhtamaki Oyj	9,209
480,000	*	Huili Resources Group Ltd	88
435,079		Huntsman Corp	7,079
44,234		Hyosung Corp	5,256
90,225		Hyundai Steel Co	4,194
589,052	*	IAMGOLD Corp	2,380
163,037	g	Ibstock plc	341
14,800	e	Ihara Chemical Industry Co Ltd	132
346,425		Iluka Resources Ltd	1,678
59,247		IMCD Group NV	2,602
7,434		Imerys S.A.	537
767,479	*	Impala Platinum Holdings Ltd	3,878
45,092	*,e	Imperial Metals Corp	209
2,402,703		Incitec Pivot Ltd	5,222
377,035		Independence Group NL	1,217
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
143,698		India Cements Ltd	$311
989,878		Indorama Ventures PCL (Foreign)	811
131,800	*,e	Industrias CH SAB de C.V.	588
170,426		Industrias Penoles S.A. de C.V.	4,097
106,442	*,e	Ingevity Corp	4,907
272,320		Inner Mongolia Eerduosi Resourses Co Ltd	270
90,582		Innophos Holdings, Inc	3,535
145,755		Innospec, Inc	8,863
57,095	*	Interfor Corp	648
60,915		International Flavors & Fragrances, Inc	8,709
1,506,985		International Paper Co	72,305
134,780		Intertape Polymer Group, Inc	2,326
73,600	*	Ishihara Sangyo Kaisha Ltd	465
554,112		Israel Chemicals Ltd	2,159
6,018		Israel Corp Ltd	987
157,205		Italcementi S.p.A.	1,868
3,120	e	Italmobiliare S.p.A.	157
528,741	*	Ivanhoe Mines Ltd	919
31,459	*,m	Jacana Minerals Ltd	5
470,169		James Hardie Industries NV	7,361
46,820	*	Jastrzebska Spolka Weglowa S.A.	647
332,100		Jaya Tiasa Holdings BHD	106
542,052		JFE Holdings, Inc	7,924
1,611,445		Jiangxi Copper Co Ltd	1,851
297,202	*	Jindal Steel & Power Ltd	340
219,848	*,e	Jinshan Gold Mines, Inc	538
16,154		JK Cement Ltd	212
27,652		JK Lakshmi Cement Ltd	207
171,698		Johnson Matthey plc	7,324
39,300		JSP Corp	892
159,365		JSR Corp	2,505
91,825		JSW Steel Ltd	2,389
358,985	e	K&S AG.	6,817
90,474		Kaiser Aluminum Corp	7,825
195,638		Kaneka Corp	1,549
207,865		Kansai Nerolac Paints Ltd	1,127
299,424	e	Kansai Paint Co Ltd	6,564
84,000	e	Kanto Denka Kogyo Co Ltd	763
323,481		Kapstone Paper and Packaging Corp	6,120
657,106		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	278
193,939	*	KAZ Minerals plc	554
82,570		Kemira Oyj	1,118
256,797		KGHM Polska Miedz S.A.	5,004
2,547,713	*	Kinross Gold Corp	10,739
254,424	*	Kirkland Lake Gold, Inc	1,930
18,729		KISCO Corp	705
5,136		KISWIRE Ltd	182
621,051		Klabin S.A.	3,254
2,552,700		Klabin S.A. (Preference)	2,182
122,032	*	Klondex Mines Ltd	701
19,992		KMG Chemicals, Inc	566
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,304,000	*	Ko Yo Chemical Group Ltd	$70
24,000		Koatsu Gas Kogyo Co Ltd	161
347,280	e	Kobe Steel Ltd	3,150
40,283		Kolon Industries, Inc	3,043
24,200		Konishi Co Ltd	303
1,031		Konya Cimento Sanayii	90
138,548	*	Koppers Holdings, Inc	4,458
19,055		Korea Kumho Petrochemical	1,220
20,722		Korea Petrochemical Ind Co Ltd	4,053
10,083		Korea Zinc Co Ltd	4,424
359,853		Koza Altin Isletmeleri AS	2,030
114,583	*	Kraton Polymers LLC	4,015
144,656	e	Kronos Worldwide, Inc	1,199
1,491,000	*,e	KuangChi Science Ltd	575
15,912		Kukdo Chemical Co Ltd	801
38,800	e	Kumiai Chemical Industry Co Ltd	205
1,937		Kumkang Kind Co Ltd	87
711,289		Kuraray Co Ltd	10,552
40,800	e	Kureha CORP	1,493
94,400		Kyoei Steel Ltd	1,791
156,060	e	Labrador Iron Ore Royalty Corp	1,653
384,031		Lafarge Malayan Cement BHD	735
551		LafargeHolcim Ltd	30
621,302		Lanxess AG.	38,674
4,653,000		Lee & Man Paper Manufacturing Ltd	4,251
2,687,448		LEE Chang Yung Chem IND Corp	3,308
38,686		Lenzing AG.	4,518
53,342		LG Chem Ltd	11,798
9,488		LG Chem Ltd (Preference)	1,423
782,224		Linde AG.	132,916
40,700		Lintec Corp	815
18,611		Lock & Lock Co Ltd	211
1,373,901		Long Chen Paper Co Ltd	663
235,092	*	Lonmin plc	608
2,323,792	*	Louisiana-Pacific Corp	43,757
51,211	*,e	LSB Industries, Inc	439
1,304,268		Lucara Diamond Corp	3,887
476,000		Luks Group Vietnam Holdings Ltd	167
594,999	*	Lundin Mining Corp	2,354
720,290		LyondellBasell Industries AF S.C.A	58,099
83,375		Madras Cements Ltd	747
59,803	*	MAG. Silver Corp	901
32,260	*	Magnesita Refratarios S.A.	216
94,297	e	Major Drilling Group International	456
53,506		Martin Marietta Materials, Inc	9,583
48,272		Maruichi Steel Tube Ltd	1,669
49,475		Materion Corp	1,519
20,248	*	Max Ventures & Industries Ltd	15
199,842		Metals X Ltd	231
579,800		Metalurgica Gerdau S.A.	611
60,498		Methanex Corp	2,155
1,382,391		Mexichem SAB de C.V.	3,094
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,196,000	e	Midas Holdings Ltd	$371
948,700	*,e	Minera Frisco SAB de C.V.	661
142,141		Minerals Technologies, Inc	10,048
13,580		Miquel y Costas & Miquel S.A.	584
1,638,965		Mitsubishi Chemical Holdings Corp	10,275
486,079		Mitsubishi Gas Chemical Co, Inc	6,959
210,469		Mitsubishi Materials Corp	5,757
74,600	*,e	Mitsubishi Paper Mills Ltd	504
82,000		Mitsubishi Steel Manufacturing Co Ltd	136
1,527,066		Mitsui Chemicals, Inc	7,264
486,000		Mitsui Mining & Smelting Co Ltd	1,018
622,412		MMC Norilsk Nickel PJSC (ADR)	9,948
1,468,000	*,e	MMG Ltd	371
66,841		MOIL Ltd	247
128,621		Mondi Ltd	2,703
1,338,909		Mondi plc	28,130
12,981	*,m	Mongolian Metals Corporation	0
1,632,694	n	Monsanto Co	166,861
4,158		Monsanto India Ltd	149
381,957	e	Mosaic Co	9,343
320,004		Mpact Ltd	774
157,349	e	M-real Oyj (B Shares)	932
2,864,033	*	Multi Packaging Solutions International Ltd	41,271
51,232		Myers Industries, Inc	665
66,841		Mytilineos Holdings S.A.	314
51,200	*	Nakayama Steel Works Ltd	337
22,789		Namhae Chemical Corp	177
549,952		Nampak Ltd	780
5,506,071		Nan Ya Plastics Corp	10,936
817,855		Nantex Industry Co Ltd	589
74,952		Neenah Paper, Inc	5,922
23,200		Neturen Co Ltd	178
563,139		Nevsun Resources Ltd	1,704
890,037	*	New Gold, Inc	3,860
1,347,676	*	Newcrest Mining Ltd	22,749
28,699		NewMarket Corp	12,321
1,763,113		Newmont Mining Corp	69,273
1,028,250		Nickel Asia Corp	153
33,900	e	Nihon Nohyaku Co Ltd	172
74,600		Nihon Parkerizing Co Ltd	1,089
2,071,902		Nine Dragons Paper Holdings Ltd	1,954
78,900	*,e	Nippon Denko Co Ltd	133
170,000		Nippon Kayaku Co Ltd	1,831
2,136,000	e	Nippon Light Metal Holdings Co Ltd	4,609
166,932	e	Nippon Paint Co Ltd	5,586
310,400	e	Nippon Paper Industries Co Ltd	5,679
37,600		Nippon Shokubai Co Ltd	2,349
138,000	e	Nippon Soda Co Ltd	590
762,145		Nippon Steel Corp	15,639
101,700		Nissan Chemical Industries Ltd	3,092
132,400		Nisshin Steel Holdings Co Ltd	1,794
21,900		Nittetsu Mining Co Ltd	851
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
153,163		Nitto Denko Corp	$9,947
310,921		NOF Corp	3,165
192,087		Norbord, Inc	4,934
1,564,660		Norsk Hydro ASA	6,765
10,710,000	*	North Mining Shares Co Ltd	212
586,981	*,e	Northam Platinum Ltd	2,229
2,427,993		Northern Star Resources Ltd	8,604
194,002	*	Novagold Resources, Inc	1,084
15,676		Novolipetsk Steel (GDR)	204
38,476		Novozymes AS	1,697
908,175		Nucor Corp	44,909
733,007		Nufarm Ltd	5,295
68,970	*,e	Nyrstar NV	507
156,000	*	Ocean Plastics Co Ltd	126
1,687,929		OceanaGold Corp	5,069
18,188	e	OCI Co LTD	1,557
72,421	*,e	OCI NV	1,067
21,387		Oeneo S.A.	202
841,143		OJI Paper Co Ltd	3,334
42,000	e	Okamoto Industries, Inc	527
7,404,549	e	Olin Corp	151,941
25,830		Olympic Steel, Inc	571
57,950		Omnia Holdings Ltd	714
292,098	*	Omnova Solutions, Inc	2,465
257,953		Orica Ltd	3,022
42,181		Orient Cement Ltd	136
501,000		Oriental Union Chemical Corp	315
159,966	*	Orocobre Ltd	458
2,467,266		Orora Ltd	5,984
29,100		Osaka Steel Co Ltd	528
86,295		Osisko Gold Royalties Ltd	945
393,484	*	Outokumpu Oyj	2,702
610,881	*	Owens-Illinois, Inc	11,234
832,316		Oxiana Ltd	3,892
115,507		Pacific Metals Co Ltd	345
11,600		Pack Corp	312
376,300		Packaging Corp of America	30,578
633,706		Pact Group Holdings Ltd	3,081
173,063		Pan American Silver Corp	3,047
91,690		Papeles y Cartones de Europa S.A.	493
4,173,241		Petkim Petrokimya Holding	6,326
513,586	e	Petra Diamonds Ltd	862
2,895,316		Petronas Chemicals Group BHD	4,656
143,899		PH Glatfelter Co	3,120
78,146		PI Industries Ltd	978
1,527,670	*,e	Pilbara Minerals Ltd	570
382,914	*,e	Platform Specialty Products Corp	3,105
237,756		PolyOne Corp	8,039
7,450		Poongsan	308
95,880		Poongsan Corp	2,963
925,313	e	Portucel Empresa Produtora de Pasta e Papel S.A.	2,661
119,567		POSCO	24,782
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
18,440		POSCO Refractories & Environment Co Ltd	$196
1,012,488		Potash Corp of Saskatchewan	16,477
4,255,941	e	PPC Ltd	1,671
731,013		PPG Industries, Inc	75,557
727,905		Praxair, Inc	87,953
151,759	*	Premier Gold Mines Ltd	467
349,800		Press Metal BHD	363
122,582	*	Pretium Resources, Inc	1,259
156,726	*	Primero Mining Corp	262
124,747	*	Prism Cement Ltd	194
7,742,304	*	PT Aneka Tambang Tbk	487
1,677,200		PT Holcim Indonesia Tbk	133
1,602,843		PT Indocement Tunggal Prakarsa Tbk	2,137
2,723,100	*	PT Krakatau Steel Tbk	174
8,218,300	*,m	PT Sekawan Intipratama Tbk	0	^
3,466,538		PT Semen Gresik Persero Tbk	2,693
2,661,657		PT Timah Tbk	167
2,416,900		PT Wijaya Karya Beton Tbk	164
6,648,877		PTT Global Chemical PCL (Foreign)	11,333
23,035		Qatar National Cement Co	549
29,590		Qatari Investors Group	412
38,887		Quaker Chemical Corp	4,119
47,707		Rallis India Ltd	160
122,259		Randgold Resources Ltd	12,253
9,550		Ratnamani Metals & Tubes Ltd	78
101,242	e	Rayonier Advanced Materials, Inc	1,354
66,027	*	Real Industry, Inc	404
1,688,463		Regis Resources Ltd	4,952
248,157		Reliance Steel & Aluminum Co	17,875
906,767		Rengo Co Ltd	5,568
23,560	*,e	Resolute Forest Products	111
64,134		RHI AG.	1,704
46,103	*	Richmont Mines, Inc	465
481,503		Rio Tinto Ltd	19,154
1,934,130		Rio Tinto plc	64,283
72,007	*	Royal Bafokeng Platinum Ltd	269
189,718		Royal Gold, Inc	14,690
288,667		RPC Group plc	3,587
162,193		RPM International, Inc	8,713
129,491	*,e	Ryerson Holding Corp	1,462
14,681		Sa des Ciments Vicat	948
61,000		Sakai Chemical Industry Co Ltd	198
97,100		Sakata INX Corp	1,179
172,497		Salzgitter AG.	5,655
2,716		Sam Kwang Glass Ind Co Ltd	180
16,930		Samsung Fine Chemicals Co Ltd	485
376,651		San Fang Chemical Industry Co Ltd	438
119,231		Sandfire Resources NL	465
117,664	*,e	Sandstorm Gold Ltd	595
34,400		Sanyo Chemical Industries Ltd	1,469
402,000	*	Sanyo Special Steel Co Ltd	2,256
1,518,270	*	Sappi Ltd	7,855
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
849,411	*	Saracen Mineral Holdings Ltd	$930
272,177		Satipel Industrial S.A.	720
120,415		Scapa Group plc	420
358,435	*	Schmolz + Bickenbach AG.	244
94,878		Schnitzer Steel Industries, Inc (Class A)	1,983
193,172		Schweitzer-Mauduit International, Inc	7,449
559,600		Scientex BHD	896
122,069		Scotts Miracle-Gro Co (Class A)	10,165
31,202	*,e	Seabridge Gold, Inc	344
59,859		Seah Besteel Corp	1,368
17,648		SeAH Steel Corp	1,027
1,037,495		Sealed Air Corp	47,538
888,000		Sekisui Plastics Co Ltd	6,399
1,256,249	*	SEMAFO, Inc	5,228
36,909		Semapa-Sociedade de Investimento e Gestao	472
103,703		Sensient Technologies Corp	7,861
1,927,849		Sesa Sterlite Ltd	5,003
722,045		Severstal (GDR)	8,713
32,481	g	SH Kelkar & Co Ltd	149
1,390,000		Shandong Chenming Paper Holdings Ltd	1,386
1,947,929		Shandong Chenming Paper Holdings Ltd (Class B)	1,775
386,700	*	Shanghai Chlor-Alkali Chemical Co Ltd	310
161,987		Shanghai Yaohua Pilkington Glass Co Ltd	115
18,464		Sharda Cropchem Ltd	106
706,000		Sheen Tai Holdings Grp Co Ltd	73
264,764		Sherwin-Williams Co	73,250
168,000	*	Shihlin Paper Corp	167
34,000		Shikoku Chemicals Corp	310
12,878	*	Shine Co Ltd	375
654,437		Shin-Etsu Chemical Co Ltd	45,662
89,400	e	Shin-Etsu Polymer Co Ltd	600
2,465,032		Shinkong Synthetic Fibers Corp	670
3,534,000	*	Shougang Concord International Enterprises Co Ltd	122
110,700		Showa Denko KK	1,394
13,538		Shree Cement Ltd	3,469
755,825		Siam Cement PCL (Foreign)	11,326
1,256,042		Sibanye Gold Ltd	4,466
288,025		Sidi Kerir Petrochemcials Co	401
4,333		Sika AG.	21,111
101,883		Silgan Holdings, Inc	5,154
145,882	*	Silver Standard Resources, Inc	1,758
747,284		Silver Wheaton Corp	20,187
138,998	e	Sims Group Ltd	1,000
2,012,000	e	Sinofert Holdings Ltd	256
14,226,674	e	Sinopec Shanghai Petrochemical Co Ltd	7,225
1,752,368	*,e	Sirius Minerals plc	738
29,244		SK Chemicals Co Ltd	1,804
100,826		SKC Co Ltd	2,606
12,081		SKCKOLONPI, Inc	145
447,491		Smurfit Kappa Group plc	10,003
444,626		Sociedad Quimica y Minera de Chile S.A. (ADR)	11,960
106,916		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,894
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
200,560		Soda Sanayii AS	$275
5,494		SODIFF Advanced Materials Co Ltd	791
287,478	m	Solar Applied Materials Technology Co	40
35,177		Solvay S.A.	4,076
13,920		Songwon Industrial Co Ltd	267
115,567		Sonoco Products Co	6,105
223,172	*	South Valley Cement	99
9,204,432	*	South32 Ltd	17,150
13,152	e	South32 Ltd (W/I)	25
367,788	e	Southern Copper Corp (NY)	9,673
171,514	*,e	Ssab Svenskt Stal AB (Series A)	500
447,915	*	Ssab Svenskt Stal AB (Series B)	1,093
32,389	*	Ssangyong Cement Industrial Co Ltd	482
1,070,899	*,e	St Barbara Ltd	2,597
1,046,075		Steel Dynamics, Inc	26,141
136,386		Stella-Jones, Inc	4,731
74,427		Stepan Co	5,408
374,879	*	Stillwater Mining Co	5,008
1,915		STO AG.	239
1,014,466		Stora Enso Oyj (R Shares)	9,012
353,000	*	Stornoway Diamond Corp	317
1,179,221		Sumitomo Bakelite Co Ltd	6,168
2,561,511		Sumitomo Chemical Co Ltd	11,382
675,437		Sumitomo Metal Mining Co Ltd	9,329
1,020,193		Sumitomo Osaka Cement Co Ltd	4,736
8,000		Sumitomo Seika Chemicals Co Ltd	284
14,712	*,e	Sumitomo Titanium Corp	206
176,796	*	Summit Materials, Inc	3,280
269,465		SunCoke Energy, Inc	2,161
2,444,500	*,e,m	Superb Summit International Group Ltd	32
9,502,100	*	Superblock PCL-Foreign	393
84,007		Supreme Industries Ltd	1,145
516,388		Suzano Papel e Celulose S.A.	1,662
55,000		Swancor Ind Co Ltd	214
91,491		Symrise AG.	6,709
40,672		Syngenta AG.	17,812
1,012,115		Synthos S.A.	1,152
197,823	*,e	Syrah Resources Ltd	668
805,080		Ta Ann Holdings BHD	697
552,531		TA Chen Stainless Pipe	285
667		Taekwang Industrial Co Ltd	509
786,995		Tahoe Resources, Inc	10,097
764,398		Tahoe Resources, Inc (Toronto)	9,800
2,193,516		Taiheiyo Cement Corp	6,312
3,547,728		Taiwan Cement Corp	4,046
2,222,960		Taiwan Fertilizer Co Ltd	2,985
243,725		Taiwan Hon Chuan Enterprise Co Ltd	381
2,446,329		Taiwan Styrene Monomer	1,245
13,600		Taiyo Ink Manufacturing Co Ltd	469
257,153		Taiyo Nippon Sanso Corp	2,683
26,700		Takasago International Corp	717
33,000	e	Takiron Co Ltd	150
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
772,112		Tata Steel Ltd	$4,351
40,446		Technosemichem Co Ltd	2,251
982,536		Teck Cominco Ltd	17,712
1,579,604		Teijin Ltd	30,644
33,500		Tenma Corp	535
11,370	*,e	TerraVia Holdings, Inc	31
24,694	*	Tessenderlo Chemie NV	827
235,185	e	TFS Corp Ltd	268
276,164		ThyssenKrupp AG.	6,598
835,000	*	Tianjin TEDA Biomedical Engineering Co Ltd	132
249,890	e	TimkenSteel Corp	2,611
57,183		Titan Cement Co S.A.	1,350
287,200		Toagosei Co Ltd	3,122
26,500	e	Toho Titanium Co Ltd	191
104,000		Toho Zinc Co Ltd	338
616,000		Tokai Carbon Co Ltd	1,676
7,800		Tokushu Tokai Holdings Co Ltd	278
401,000	*,e	Tokuyama Corp	1,681
31,500		Tokyo Ohka Kogyo Co Ltd	961
10,980		Tokyo Rope Manufacturing Co Ltd	184
213,200		Tokyo Steel Manufacturing Co Ltd	1,440
660,750		Ton Yi Industrial Corp	295
180,794	b	Tong Yang Major Corp	476
1,632,000	*	Tongfang Kontafarma Holdings Ltd	125
28,411	*	Tongyang Cement & Energy Corp	94
42,900		Topy Industries Ltd	887
483,572		Toray Industries, Inc	4,710
74,017	*	Torex Gold Resources, Inc	1,601
1,273,000		Tosoh Corp	7,846
458,000		Toyo Ink Manufacturing Co Ltd	2,055
36,300		Toyo Kohan Co Ltd	102
110,841		Toyo Seikan Kaisha Ltd	1,960
6,259,676		Toyobo Co Ltd	10,512
48,225	*	Trecora Resources	551
105,054		Tredegar Corp	1,953
251,122		Trinseo S.A.	14,203
488,229	e	Tronox Ltd	4,575
552,000		TSRC Corp	510
94,008	e	Tubacex S.A.	279
1,453,000		Tung Ho Steel Enterprise Corp	864
1,710,170	*	Turquoise Hill Resources Ltd	5,058
1,710,647		UBE Industries Ltd	3,272
15,847	*,e	UFP Technologies, Inc	420
58,346		Ultra Tech Cement Ltd	3,379
98,842		Umicore	6,206
6,940		Unid Co Ltd	283
587,868		United Phosphorus Ltd	5,967
5,740		United States Lime & Minerals, Inc	379
940,553	e	United States Steel Corp	17,739
358,065		Universal Cement Corp	281
622,532		UPC Technology Corp	208
1,936,443		UPM-Kymmene Oyj	40,887
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
40,580	*	US Concrete, Inc	$1,869
724,870		USI Corp	327
392,600		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	426
2,080,044		Vale S.A.	11,391
2,077,926		Vale S.A. (Preference)	9,840
65,613	e	Valhi, Inc	151
63,969		Valspar Corp	6,785
451,465		Vedanta Resources plc	3,410
218,659	e	Victrex plc	4,439
10,921		Vinati Organics Ltd	102
121,759		Voestalpine AG.	4,209
100,944		Vulcan Materials Co	11,480
204,792	e	Wacker Chemie AG.	17,271
64,261		Welspun-Gujarat Stahl Ltd	68
2,028,000	*,e	West China Cement Ltd	199
44,701	e	West Fraser Timber Co Ltd	1,378
201,159	e	Western Areas NL	449
868,430		Western Forest Products, Inc	1,430
164,448		Westlake Chemical Corp	8,798
675,890		WestRock Co	32,767
2,811,949		Wienerberger AG.	47,742
150,515		Winpak Ltd	5,028
3,094	*	Wonik Materials Co Ltd	197
154,023	*	Worthington Industries, Inc	7,398
768,376		WR Grace & Co	56,706
231,100	e	W-Scope Corp	4,862
723,000	*	Xinjiang Xinxin Mining Industry Co Ltd	79
2,027,783	e	Yamana Gold, Inc	8,733
90,100		Yamato Kogyo Co Ltd	2,667
132,452		Yara International ASA	4,414
70,573		Yeong Guan Energy Technology Group Co Ltd	388
265,100		Yeun Chyang Industrial Co Ltd	191
747,577		Yieh Phui Enterprise	255
969,170	e	Yingde Gases	385
542,000		Yip’s Chemical Holdings Ltd	221
76,100		Yodogawa Steel Works Ltd	2,043
2,876	*	Yonwoo Co Ltd	117
8,118		Youlchon Chemical Co Ltd	101
2,443,285		Yuen Foong Yu Paper Manufacturing Co Ltd	719
622,329		Yule Catto & Co plc	2,978
64,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	155
39,744		Zaklady Azotowe w Tarnowie-Moscicach S.A.	641
361,512		Zeon Corp	3,207
778,000	e	Zhaojin Mining Industry Co Ltd	781
20,155	e	Zignago Vetro S.p.A.	116
8,236,731		Zijin Mining Group Co Ltd	2,639
		TOTAL MATERIALS	5,439,921

MEDIA - 2.9%
1,691,320		ABS-CBN Holdings Corp (ADR)	1,709
22,800	e	Adways, Inc	130
125,306		Aimia, Inc	789
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,500	*,e	AirMedia Group, Inc (ADR)	$86
12,827,467	*,e	Alibaba Pictures Group Ltd	2,697
276,382	*,e	Altice NV (Class A)	4,950
107,762	*	Altice NV (Class B)	1,937
75,568	e	AMC Entertainment Holdings, Inc	2,349
736,629	*	AMC Networks, Inc	38,202
8,000	*,e	Amuse, Inc	147
74,398		Antena 3 de Television S.A.	816
1,075		APG SGA S.A.	456
141,782	*,e	APN News & Media Ltd	373
132,014		APN Outdoor Group Ltd	558
26,100		Asatsu-DK, Inc	695
8,199,400	e	Asian Pay Television Trust	3,071
1,299,670		Astro Malaysia Holdings BHD	858
133,159		Avex Group Holdings, Inc	1,813
40,917	e	Axel Springer AG.	2,097
775,648		BEC World PCL (Foreign)	494
110,937	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	157
4,936,000	*	Big Media Group Ltd	259
162,787	e	Borussia Dortmund GmbH & Co KGaA	888
1,900	*,e	Brangista, Inc	36
2,979		Cable One, Inc	1,740
56,650	e	Cairo Communication S.p.A.	216
56,755	*	Carmike Cinemas, Inc	1,855
2,346,728		CBS Corp (Class B)	128,460
68,462	*	Central European Media Enterprises Ltd (Class A)	158
199,682	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	461
554,080	*	Charter Communications, Inc	149,585
67,608		Cheil Communications, Inc	987
257,692		Cinemark Holdings, Inc	9,864
109,476	e	Cineplex Galaxy Income Fund	4,219
610,059		Cineworld Group plc	4,583
23,896		CJ CGV Co Ltd	1,825
23,806		CJ E&M Corp	1,652
159,760		CJ Hellovision Co Ltd	1,309
68,452	e	Clear Channel Outdoor Holdings, Inc (Class A)	400
13,531		Cogeco Communications, Inc	668
12,718		Cogeco, Inc	498
10,471,792		Comcast Corp (Class A)	694,699
98,413	*,e	Corus Entertainment, Inc	911
39,259		CTS Eventim AG.	1,396
109,400	e	CyberAgent, Inc	3,252
471,463	*	Cyfrowy Polsat S.A.	3,022
87,800	*,e,m	DA Consortium, Inc	674
30,700		Daiichikosho Co Ltd	1,253
2,691	*,e	Daily Journal Corp	589
577,170	e	Daily Mail & General Trust	5,562
43,394	*	DEN Networks Ltd	47
182,455		Dentsu, Inc	9,287
502,000	e	DHX Media Ltd	2,629
5,490,000	*,e	Digital Domain Holdings Ltd	434
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
441,787	*,e	Discovery Communications, Inc (Class A)	$11,893
430,463	*	Discovery Communications, Inc (Class C)	11,325
667,509	*	DISH Network Corp (Class A)	36,566
93,610		Entercom Communications Corp (Class A)	1,211
280,567		Entertainment One Ltd	823
246,984		Entravision Communications Corp (Class A)	1,884
68,647	*,e	Eros International plc	1,052
4,000,000	*	eSun Holdings Ltd	410
81,338		Eutelsat Communications	1,683
137,614		EW Scripps Co (Class A)	2,188
8,934	*	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	110
354,000		Fuji Television Network, Inc	4,809
338,591		Gannett Co, Inc	3,941
673,915	e	Gestevision Telecinco S.A.	7,989
138,431	*	Global Eagle Entertainment, Inc	1,150
145,122	*	Gray Television, Inc	1,503
3,888,327		Grupo Televisa S.A.	19,979
104,875	*	Gruppo Editoriale L’Espresso S.p.A.	88
217,601		Hakuhodo DY Holdings, Inc	2,550
154,776		Harte-Hanks, Inc	251
164,733		Havas S.A.	1,394
30,868	*,e	Hemisphere Media Group, Inc	394
36,102		Hyundai Hy Communications & Network Co	118
446,898	*	IBN18 Broadcast Ltd	299
55,880	*	IHQ, Inc	107
101,400	*,e,g	IMAX China Holding, Inc	499
918,464	*,e	Imax Corp	26,608
1,447,306		Informa plc	13,353
7,589		Innocean Worldwide, Inc	506
3,522,152		Interpublic Group of Cos, Inc	78,720
96,919		IPSOS	3,166
288,645		ITE Group plc	604
6,795,192		ITV plc	16,483
142,654		Jagran Prakashan Ltd	393
328,218		JC Decaux S.A.	10,613
35,087	*	Jcontentree Corp	118
1,887,767		John Fairfax Holdings Ltd	1,371
137,996		John Wiley & Sons, Inc (Class A)	7,122
1,028,176	*	Juventus Football Club S.p.A.	348
70		Kabel Deutschland Holding AG.	9
151,032		Kadokawa Dwango Corp	2,200
17,582		Kinepolis Group NV	818
21,383		KT Skylife Co Ltd	312
56,825		Lagardere S.C.A.	1,447
83,200	*,e	Lee Enterprises, Inc	312
23,605	*,e	Liberty Braves Group (Class A)	412
120,225	*,e	Liberty Braves Group (Class C)	2,090
60,352	*	Liberty Broadband Corp (Class A)	4,234
238,681	*	Liberty Broadband Corp (Class C)	17,061
10,529	*	Liberty Global plc	348
146,688	*	Liberty Global plc (Class A)	5,014
135	*	Liberty Global plc LiLAC (Class A)	4
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,160	*	Liberty Global plc LiLAC (Class C)	$33
51,596	*,e	Liberty Media Group (Class A)	1,478
138,294	*	Liberty Media Group (Class C)	3,892
284,395	*	Liberty SiriusXM Group (Class A)	9,664
503,162	*	Liberty SiriusXM Group (Class C)	16,811
247,772		Lions Gate Entertainment Corp	4,953
372,147	*	Live Nation, Inc	10,227
93,093		Loen Entertainment, Inc	6,612
30,095	*	Loral Space & Communications, Inc	1,177
114,781		M6-Metropole Television	2,071
45,199	*	Madison Square Garden Co	7,657
383,300		Major Cineplex Group PCL-Foreign	341
718,689	e	MDC Partners, Inc	7,704
342,289	*	Media General, Inc	6,308
1,675,100		Media Prima BHD	535
2,024,971		Mediaset S.p.A.	6,357
150,000		Megacable Holdings SAB de C.V.	575
2,320,000	*	Mei Ah Entertainment Group Ltd	184
117,559		Meredith Corp	6,112
157,720		Modern Times Group AB (B Shares)	4,040
290,075	*	MSG Networks, Inc	5,398
69,200		Multiplus S.A.	936
13,000,000	*	Nan Hai Corp Ltd	350
2,900		Nasmedia Co Ltd	113
826,293		Naspers Ltd (N Shares)	143,009
162,877		National CineMedia, Inc	2,398
93,324		New Media Investment Group, Inc	1,447
292,422		New York Times Co (Class A)	3,494
383,128		News Corp	5,356
113,108		News Corp (Class B)	1,608
69,770	e	Nexstar Broadcasting Group, Inc (Class A)	4,026
43,600	e	Next Co Ltd	359
13,519	*	Next Entertainment World Co Ltd	135
772,352		Nine Entertainment Co Holdings Ltd	628
298,291		Omnicom Group, Inc	25,355
238,107		oOh!media Ltd	909
1,172,243		Pearson plc	11,459
1,222,000		Phoenix Satellite Television Holdings Ltd	258
443,900		Plan B Media PCL	67
83,900		Poly Culture Group Corp Ltd	218
52,829	*	Promotora de Informaciones S.A.	338
779,686		ProSiebenSat. Media AG.	33,429
11,400		Proto Corp	132
7,073,615		PT Global MediaCom Tbk	484
5,857,638		PT Media Nusantara Citra Tbk	910
191,096		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,300
5,990,236		PT Surya Citra Media Tbk	1,289
6,492,500	*	PT Visi Media Asia Tbk	134
254,960		Publicis Groupe S.A.	19,292
19,332		PVR Ltd	345
201,893	e	Quebecor, Inc	6,136
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
58,292	*,e	Radio One, Inc	$177
130,318	g	RAI Way S.p.A	528
369	*,e	RCS MediaGroup S.p.A.	0	^
90,603		REA Group Ltd	3,941
40,084	*	Reading International, Inc	535
2,837,235		Reed Elsevier NV	50,749
2,083,789		Reed Elsevier plc	39,516
329,110	e	Regal Entertainment Group (Class A)	7,158
407,000		RS PCL	95
301,574		RTL Group	25,053
8,933		Saga Communications, Inc	405
22,518		Salem Communications	132
120,151		Sanoma-WSOY Oyj	1,145
36,431		SBS Media Holdings Co Ltd	96
10,716		Schibsted ASA	316
99,714	e	Schibsted ASA (B Shares)	2,675
62,639		Scholastic Corp	2,465
305,759		Scripps Networks Interactive (Class A)	19,413
129,000	e	Septeni Holdings Co Ltd	576
135,235		SES Global S.A.	3,321
347,869		Shaw Communications, Inc (B Shares)	7,119
73,000		Shochiku Co Ltd	888
27,836		SHOWBOX Corp	158
154,082		Sinclair Broadcast Group, Inc (Class A)	4,450
1,142,901	e	Singapore Press Holdings Ltd	3,203
81,662	e	Sirius XM Canada Holdings, Inc	296
4,352,494	*,e	Sirius XM Holdings, Inc	18,150
1,219,447		Sky Network Television Ltd	4,374
775,900		Sky Perfect Jsat Corp	3,814
9,244,900		Sky plc	107,149
15,527	*	SM Entertainment Co	393
5,100,000	e	SMI Holdings Group Ltd	509
58,100		Smiles S.A.	964
95,150	e	Societe Television Francaise 1	923
27,715	*,e	Solocal Group	119
1,904,147		Southern Cross Media Group	2,151
529,263	*	Starz-Liberty Capital	16,508
22,655	e	Stroer Out-of-Home Media AG.	986
136,402		Sun TV Network Ltd	1,037
585,000		T4F Entretenimento S.A.	1,076
280,209		TEGNA, Inc	6,125
43,777	*	Telenet Group Holding NV	2,287
759,043		Television Broadcasts Ltd	2,906
165,217	*	Ten Network Holdings Ltd	175
738,076	e	Thomson Corp	30,542
4,375,334		Time Warner, Inc	348,320
303,200		Time, Inc	4,390
41,200	e	Toei Animation Co Ltd	2,074
776,885	e	Toei Co Ltd	6,298
81,223		Toho Co Ltd	2,698
124,900		Tohokushinsha Film Corp	815
180,000		Tokyo Broadcasting System, Inc	2,819
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
934,000	*	Tom Group Ltd	$251
16,259	*	Townsquare Media, Inc	152
290,301		Tribune Co	10,602
101,300	*	tronc, Inc	1,710
148,800		TV Asahi Corp	2,744
1,001,600	e	TV Azteca S.A. de C.V.	161
2,476,405		Twenty-First Century Fox, Inc	59,979
1,048,513		Twenty-First Century Fox, Inc (Class B)	25,940
1,034,734		UBM plc	9,565
184,946		Usen Corp	567
1,475,400		VGI Global Media PCL	237
566,700		VHQ Media Holdings Ltd	3,408
16,057	e,n	Viacom, Inc	688
2,039,665		Viacom, Inc (Class B)	77,711
147,836	*,e	Videocon d2h Ltd (ADR)	1,446
66,171	e	Village Roadshow Ltd	252
2,517,600	*,e	Viva China Holdings Ltd	238
527,825		Vivendi Universal S.A.	10,653
4,986,354		Walt Disney Co	463,033
2,883,229	e	West Australian Newspapers Holdings Ltd	1,624
661,000	e	Wisdom Holdings Group	236
21,412	*	Woongjin Thinkbig Co Ltd	217
119,800		Workpoint Entertainment PCL	120
108,585	e	World Wrestling Entertainment, Inc (Class A)	2,313
4,900		Wowow, Inc	135
857,248		WPP AUNZ Ltd	723
3,448,240		WPP plc	81,053
35,901	*	Yellow Pages Ltd	561
7,725		YG Entertainment, Inc	226
4,303,680	*	Zee Entertainment Enterprises Ltd	6,033
879,200		ZEE Telefilms Ltd	7,237
19,900		Zenrin Co Ltd	354
		TOTAL MEDIA	3,285,908

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
1,425,000	*,e,g	3SBio, Inc	1,619
13,386	*,e	AB Science S.A.	178
4,941,468		AbbVie, Inc	311,658
320,885		Abcam plc	3,492
50,170	*,e	Ablynx NV	631
204,348	*,e	Acadia Pharmaceuticals, Inc	6,500
53,486	*,e	Accelerate Diagnostics, Inc	1,458
63,423	*	Acceleron Pharma, Inc	2,295
95,562	*,e	AcelRx Pharmaceuticals, Inc	372
413,575	*,e	Achillion Pharmaceuticals, Inc	3,350
22,048	*	Aclaris Therapeutics, Inc	565
128,362	*	Acorda Therapeutics, Inc	2,680
184,420		Actelion Ltd	32,003
41,301	*,e	Adamas Pharmaceuticals, Inc	678
53,806	e	Adcock Ingram Holdings Ltd	181
3,484	*,e	Adocia	202
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
120,586	*,e	Aduro Biotech, Inc	$1,499
81,694	*,e	Advaxis, Inc	873
78,371	*	Adverum Biotechnologies, Inc	322
95,619	*	Aerie Pharmaceuticals, Inc	3,609
169,729	*,e	Agenus, Inc	1,219
33,362	*,e	Agile Therapeutics, Inc	233
1,537,316		Agilent Technologies, Inc	72,392
57,809	*,e	Agios Pharmaceuticals, Inc	3,053
64,097	*,e	Aimmune Therapeutics, Inc	961
40,099		Ajanta Pharma Ltd	1,211
82,899	*,e	Akebia Therapeutics, Inc	750
286,358	*	Akorn, Inc	7,806
63,205	*,e	Albany Molecular Research, Inc	1,044
107,648	*,e	Alder Biopharmaceuticals, Inc	3,528
87,938		Alembic Pharmaceuticals Ltd	867
1,025,954	*	Alexion Pharmaceuticals, Inc	125,720
4,940	e	ALK-Abello AS	701
160,176	*	Alkermes plc	7,533
1,974,297	*	Allergan plc	454,700
124,476	*,e	Alnylam Pharmaceuticals, Inc	8,437
101,903	*,e	AMAG Pharmaceuticals, Inc	2,498
2,201,645		Amgen, Inc	367,257
6,848		Amicogen, Inc	345
327,561	*,e	Amicus Therapeutics, Inc	2,424
112,023	*,e	Amphastar Pharmaceuticals, Inc	2,125
112,193	*,e	Ampio Pharmaceuticals, Inc	83
95,078	*,e	Anavex Life Sciences Corp	345
37,000	*,e	AnGes MG, Inc	100
19,059	*,e	ANI Pharmaceuticals, Inc	1,265
105,725	*,e	Anthera Pharmaceuticals, Inc	333
70,127	*	Applied Genetic Technologies Corp	686
183,537	*	Aptevo Therapeutics, Inc	470
110,140	*,e	Aralez Pharmaceuticals, Inc	534
318,807	*,e	Aratana Therapeutics, Inc	2,984
68,610	*,e	Ardelyx, Inc	888
587,594	*,e	Arena Pharmaceuticals, Inc	1,028
29,975	*,e	Argos Therapeutics, Inc	149
422,134	*,e	Ariad Pharmaceuticals, Inc	5,779
520,474	*,e	Array Biopharma, Inc	3,513
145,843	*,e	Arrowhead Research Corp	1,072
173,242		Ascendis Health Ltd	355
35,700	e	ASKA Pharmaceutical Co Ltd	657
391,880		Aspen Pharmacare Holdings Ltd	8,850
3,371,903		Astellas Pharma, Inc	52,666
67,440	*,e	Asterias Biotherapeutics, Inc	286
5,855	*	AstraZeneca Pharma India Ltd	82
1,015,418		AstraZeneca plc	65,750
484,986	e	AstraZeneca plc (ADR)	15,937
51,996	*,e	Atara Biotherapeutics, Inc	1,112
8,348	*	ATGen Co Ltd	313
230,188	*,e	Athersys, Inc	490
489,709		Aurobindo Pharma Ltd	6,304
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,022	*,e	Avexis, Inc	$619
59,681	*,e	Axovant Sciences Ltd	836
25,430	*,e	Axsome Therapeutics, Inc	200
10,018	*	Basilea Pharmaceutica	795
25,455	*,e	Bavarian Nordic AS	964
1,245,929		Bayer AG.	125,129
552,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	818
50,534	*,e	Bellicum Pharmaceuticals, Inc	1,006
26,190	*	Binex Co Ltd	414
146,186		Biocon Ltd	2,053
331,598	*,e	BioCryst Pharmaceuticals, Inc	1,462
81,150	*,e	BioDelivery Sciences International, Inc	219
12,441		Biogaia AB (B Shares)	363
717,086	*	Biogen Idec, Inc	224,469
726,205	*	BioMarin Pharmaceutical, Inc	67,188
200,884	*,e	Bio-Path Holdings, Inc	281
80,788	*	Bio-Rad Laboratories, Inc (Class A)	13,234
30,909	*	Biospecifics Technologies Corp	1,412
125,481		Bio-Techne Corp	13,740
5,876		Biotest AG.	111
15,712		Biotest AG. (Preference)	226
152,937	*,e	BioTime, Inc	596
233,024	*,e	Biovitrum AB	2,896
85,913	*,e	Bluebird Bio, Inc	5,823
48,397	*,e	Blueprint Medicines Corp	1,437
13,010		Boiron S.A.	1,323
19,462		Boryung Pharmaceutical Co Ltd	1,217
4,727,980		Bristol-Myers Squibb Co	254,933
293,718		Bruker BioSciences Corp	6,653
314,104	*	BTG plc	2,580
17,394		Bukwang Pharmaceutical Co Ltd	459
153,721		Cadila Healthcare Ltd	897
163,482	*	Cambrex Corp	7,268
148,681	*,e	Cara Therapeutics Inc	1,241
3,494		Caregen Co Ltd	326
369,205	*	Catalent, Inc	9,540
2,561,291	*	Celgene Corp	267,732
5,571		Cell Biotech Co Ltd	244
216,837	*,e	Celldex Therapeutics, Inc	876
19,978	*,e	Cellectis S.A.	481
10,778	*	Celltrion Pharm Inc	239
83,979	*,e	Celltrion, Inc	8,152
27,925	*,e	Cellular Biomedicine Group, Inc	405
4,523	*,e	Celyad S.A.	96
103,781	*,e	Cempra, Inc	2,511
148,411	*	Center Laboratories, Inc	325
207,234	*	Cepheid, Inc	10,919
182,426	*	Charles River Laboratories International, Inc	15,203
45,761	*,e	ChemoCentryx, Inc	276
105,412	*,e	Chimerix, Inc	584
10,235,300	*,e,m	China Animal Healthcare Ltd	13
1,560,900		China Medical System Holdings Ltd	2,639
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,355,000	*,e	China Regenerative Medicine International Ltd	$703
700,000	e	China Shineway Pharmaceutical Group Ltd	723
2,635		Chong Kun Dang Pharm Corp	184
5,287		Chong Kun Dang Pharmaceutical Corp	489
10,546		Choongwae Pharma Corp	840
62,896	*,e	ChromaDex Corp	187
201,400		Chugai Pharmaceutical Co Ltd	7,279
27,749	*,e	Cidara Therapeutics, Inc	318
601,464		Cipla Ltd	5,248
2,556,000	e	CK Life Sciences International Holdings, Inc	235
73,144	e	Clinigen Group plc	681
116,343	*,e	Clovis Oncology, Inc	4,194
62,281	*	CMG Pharmaceutical Co Ltd	224
7,100	e	CMIC Co Ltd	108
442,123	*,e	Coherus Biosciences, Inc	11,840
32,894	*,e	Collegium Pharmaceutical, Inc	634
93,308	*,e	Concert Pharmaceuticals Inc	943
32,504	e	Concordia International Corp	145
889,000	e	Consun Pharmaceutical Group Ltd	521
239,933	*,e	Corcept Therapeutics, Inc	1,560
4,583	*,e	Corvus Pharmaceuticals, Inc	75
6,766	e	COSMO Pharmaceuticals NV	1,079
17,373	*	CrystalGenomics, Inc	388
690,385		CSL Ltd	56,771
10,993,961		CSPC Pharmaceutical Group Ltd	11,038
11,387	*	CTC BIO, Inc	120
500,949	*,e	Curis, Inc	1,307
82,473	*,e	Cytokinetics, Inc	757
50,872	*,e	CytomX Therapeutics, Inc	798
166,422	*,e	CytRx Corp	98
10,252		Dae Hwa Pharmaceutical Co Ltd	347
7,535	*	Daehan New Pharm Co Ltd	114
50,926		Daewon Pharmaceutical Co Ltd	873
7,689		Daewoong Co Ltd	368
4,316		Daewoong Pharmaceutical Co Ltd	319
1,150,183		Daiichi Sankyo Co Ltd	27,637
1,232,000		Dawnrays Pharmaceutical Holdings Ltd	808
13,860	*,e	DBV Technologies S.A.	1,010
186,599	*,e,m	Depomed, Inc	4,832
97,925	*	Dermira, Inc	3,312
32,033	*,e	Dimension Therapeutics, Inc	256
290,344		Dishman Pharmaceuticals & Chemicals Ltd	1,135
116,195		Divi S Laboratories Ltd	2,257
14,894		Dong-A Pharmaceutical Co Ltd	2,459
3,482		Dong-A ST Co Ltd	346
25,746		DongKook Pharmaceutical Co Ltd	1,403
198,839		Dr Reddy’s Laboratories Ltd	9,278
338,781	*,e	Durect Corp	471
92,330	*,e	Dynavax Technologies Corp	969
19,807	*,e	Eagle Pharmaceuticals, Inc	1,386
33,057	*,e	Edge Therapeutics, Inc	344
15,817	*,e	Editas Medicine, Inc	213
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
57,939	*,e	Egalet Corp	$441
8,362	*	Eiger BioPharmaceuticals, Inc	112
263,161		Eisai Co Ltd	16,459
3,936,391		Eli Lilly & Co	315,935
75,707	*	Emergent Biosolutions, Inc	2,387
51,529	*,e	Enanta Pharmaceuticals, Inc	1,371
749,376	*	Endo International plc	15,100
106,799	*,e	Endocyte, Inc	330
279,765	*	Enzo Biochem, Inc	1,424
97,159	*	Epizyme, Inc	956
80,400		EPS Co Ltd	1,104
35,611	*,e	Esperion Thereapeutics, Inc	493
18,563		Eurofins Scientific	8,433
95,624	*	Evotec AG.	540
266,917	*,e	Exact Sciences Corp	4,957
1,013,121	*,e	Exelixis, Inc	12,958
488,227		Faes Farma S.A. (Sigma)	1,884
86,030		FDC Ltd	278
211,306	*	FibroGen, Inc	4,374
163,482	*,e	Five Prime Therapeutics, Inc	8,581
26,861	*,e	Flex Pharma, Inc	316
61,797	*,e	Flexion Therapeutics Inc	1,208
67,104	*,e	Fluidigm Corp	538
88,276	*,e	Fortress Biotech, Inc	262
33,021	*,e	Foundation Medicine, Inc	771
61,000		Fuji Pharma Co Ltd	1,621
32,089	*	Galapagos NV	2,065
520,828	*,e	Galena Biopharma, Inc	182
8,794	*	Genexine Co Ltd	390
18,540	*,e	Genfit	488
75,756	*	Genmab AS	12,966
56,476	*	Genomic Health, Inc	1,633
738,800	*,e	Genomma Lab Internacional S.A. de C.V.	773
73,443		Genus plc	1,854
327,419	*,e	Geron Corp	740
36,027		Gerresheimer AG.	3,063
4,317,151		Gilead Sciences, Inc	341,573
11,496,406		GlaxoSmithKline plc	244,856
152,497		Glenmark Pharmaceuticals Ltd	2,120
52,590	*,e	Global Blood Therapeutics, Inc	1,212
23,615	*,e	GlycoMimetics Inc	169
46,785		Granules India Ltd	82
5,466		Green Cross Corp	905
22,020		Green Cross Holdings Corp	575
9,300	*,e	GreenPeptide Co Ltd	64
80,460		Grifols S.A.	1,734
253,037	*,e	GW Pharmaceuticals plc	2,774
1,774,951	*	H Lundbeck AS	58,295
246,900	*,e	Halozyme Therapeutics, Inc	2,983
21,776	*	Han All Pharmarceutical Co	367
3,997		Handok Pharmaceuticals Co Ltd	107
14,054		Hanmi Holdings Co Ltd	1,465
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,073		Hanmi Pharm Co Ltd	$2,822
6,600	*,e	HEALIOS KK	141
72,372	*,e	Heron Therapeutics, Inc	1,247
31,712	*	Heska Corp	1,726
125,658		Hikma Pharmaceuticals plc	3,282
117,413		Hisamitsu Pharmaceutical Co, Inc	6,346
383,903	*,e	Horizon Pharma plc	6,960
11,004,062	e,m	Hua Han Bio-Pharmaceutical Holdings Ltd	758
2,177	*	Hugel, Inc	845
4,558		Humedix Co Ltd	155
3,072	*	Huons Co Ltd	180
15,965	*	Hutchison China MediTech Ltd	374
226,622	*,e	Idera Pharmaceuticals, Inc	580
121,816	*	Ignyta, Inc	766
16,587		Il Dong Holdings Co Ltd	474
46,614	*	Il Dong Pharmaceutical Co Ltd	961
393,185	*	Illumina, Inc	71,426
12,384	*	Ilyang Pharmaceutical Co Ltd	558
31,106	*,e	Immune Design Corp	236
223,573	*,e	Immunogen, Inc	599
199,290	*,e	Immunomedics, Inc	648
188,359	*	Impax Laboratories, Inc	4,464
189,157	*	INC Research Holdings, Inc	8,433
489,367	*	Incyte Corp	46,142
2,257,533		Indivior plc	8,978
19,038		Indoco Remedies Ltd	90
214,413	*,e	Infinity Pharmaceuticals, Inc	334
36,545	*	Innate Pharma S.A.	453
189,956	e	Innoviva, Inc	2,088
37,053	*,e	Inotek Pharmaceuticals Corp	351
154,438	*,e	Inovio Pharmaceuticals, Inc	1,439
183,714	*	Insmed, Inc	2,668
51,988	*,e	Insys Therapeutics, Inc	613
15,871	*,e	Intellia Therapeutics, Inc	270
26,562	*,e	Intercept Pharmaceuticals, Inc	4,372
64,382	*	Intersect ENT, Inc	1,020
92,303	*,e	Intra-Cellular Therapies, Inc	1,407
114,744	*,e	Intrexon Corp	3,215
10,656	*	iNtRON Biotechnology, Inc	443
50,545	*,e	Invitae Corp	443
260,544	*,e	Ionis Pharmaceuticals, Inc	9,546
68,292		Ipca Laboratories Ltd	616
246,823		Ipsen	17,341
299,126	*,e	Ironwood Pharmaceuticals, Inc	4,750
10,100	*,e	Japan Tissue Engineering Co Lt	133
161,486	*	Jazz Pharmaceuticals plc	19,617
12,400		JCR Pharmaceuticals Co Ltd	323
13,602		Jeil Pharmaceutical Co	1,298
9,095,465	n	Johnson & Johnson	1,074,447
134,041		Jubilant Organosys Ltd	1,240
124,923	*,e	Juno Therapeutics, Inc	3,749
76,077		JW Holdings Corp	1,147
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
25,455		JW Shinyak Corp	$254
15,257	*	Kadmon Holdings, Inc	112
34,800		Kaken Pharmaceutical Co Ltd	2,139
60,949	*,e	Karyopharm Therapeutics, Inc	593
178,945	*,e	Keryx Biopharmaceuticals, Inc	950
109,800		Kissei Pharmaceutical Co Ltd	2,936
121,432	*,e	Kite Pharma, Inc	6,783
87,604	*	Knight Therapeutics, Inc	633
3,758		Kolon Life Science, Inc	531
58,218	*	Komipharm International Co Ltd	2,283
7,851		Korea United Pharm Inc	137
163,431		Kwang Dong Pharmaceutical Co Ltd	1,347
62,886		Kyongbo Pharmaceutical Co Ltd	953
105,136		Kyorin Co Ltd	2,385
382,791		Kyowa Hakko Kogyo Co Ltd	6,046
5,888		Kyungdong Pharm Co Ltd	98
34,331	*,e	La Jolla Pharmaceutical Co	817
49,825		Laboratorios Almirall S.A.	766
13,028		Laboratorios Farmaceuticos Rovi S.A	190
62,747	*,e	Lannett Co, Inc	1,667
620,000	e	Lee’s Pharmaceutical Holdings Ltd	584
264,488	*,e	Lexicon Pharmaceuticals, Inc	4,779
10,819	*	LG Life Sciences Ltd	613
125,343	*,e	Ligand Pharmaceuticals, Inc (Class B)	12,793
25,400	*,e	Linical Co Ltd	370
119,887	*,e	Lion Biotechnologies, Inc	987
42,774	*,e	Lipocine, Inc	191
173,770	e	Livzon Pharmaceutical Group, Inc	1,076
310,695		Lonza Group AG.	59,467
77,000	*	Lotus Pharmaceutical Co Ltd	154
30,395	*,e	Loxo Oncology, Inc	796
92,873	*	Luminex Corp	2,110
396,472		Lupin Ltd	8,868
1,847,500	*	Luye Pharma Group Ltd	1,216
7,802	*	Macrogen, Inc	242
76,068	*	MacroGenics, Inc	2,275
305,265	*	Mallinckrodt plc	21,301
277,272	*,e	MannKind Corp	172
175,620		Marksans Pharma Ltd	139
2,077,494	*	Mayne Pharma Group Ltd	3,199
62,869	*	Medgenics, Inc	350
170,027	*,e	Medicines Co	6,417
65,387	*,e	MediciNova, Inc	490
91,918	*	Medigen Biotechnology Corp	206
15,772	*	Medpace Holdings, Inc	471
6,981		Medy-Tox, Inc	2,869
259,100		Mega Lifesciences PCL	142
9,074,409		Merck & Co, Inc	566,334
193,195		Merck KGaA	20,839
4,651,630	*,e	Merrimack Pharmaceuticals, Inc	29,538
711,264	*,e	Mesoblast Ltd	613
64,521	*	Mettler-Toledo International, Inc	27,088
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
239,759	*,e	MiMedx Group, Inc	$2,057
43,749	*,e	Minerva Neurosciences, Inc	618
53,704	*	Mirati Therapeutics, Inc	355
10,400		Mochida Pharmaceutical Co Ltd	816
5,833	*,e	Molecular Partners AG.	150
148,739	*	Momenta Pharmaceuticals, Inc	1,739
20,788	*	Morphosys AG.	871
1,334,944	*	Mylan NV	50,888
36,373	*,e	MyoKardia, Inc	594
164,718	*,e	Myriad Genetics, Inc	3,390
28,600	*,e	NanoCarrier Co Ltd	288
53,148	*	NanoString Technologies, Inc	1,062
35,860	*,e	NantKwest, Inc	279
93,173		Natco Pharma Ltd	837
60,194	*,e	Natera, Inc	669
13,627	*	Naturalendo Tech Co Ltd	215
303,141	*	Nektar Therapeutics	5,208
120,191	*	NeoGenomics, Inc	988
35,072	*,e	Neos Therapeutics, Inc	231
94,863	*	Neurocrine Biosciences, Inc	4,804
8,717	*,e	Neuroderm Ltd	161
67,642	*,e	NewLink Genetics Corp	1,016
8,731	*	Newron Pharmaceuticals S.p.A	202
38,550		Nichi-iko Pharmaceutical Co Ltd	739
67,700	e	Nippon Shinyaku Co Ltd	3,669
3,581,077		Novartis AG.	282,620
761,318	*,e	Novavax, Inc	1,584
2,912,116		Novo Nordisk AS	121,373
114,000	*	OBI Pharma, Inc	1,425
48,267	*,e	Ocular Therapeutix, Inc	332
90,057	*,e	Omeros Corp	1,005
44,945	*,e	OncoMed Pharmaceuticals, Inc	514
97,000	*,e	OncoTherapy Science, Inc	288
130,923		Oneness Biotech Co Ltd	160
511,795		Ono Pharmaceutical Co Ltd	14,290
116,999	*,e	Ophthotech Corp	5,397
680,085	*,e	Opko Health, Inc	7,202
19,477	*,e	Orexo AB	106
202,940	*,e	Organovo Holdings, Inc	769
85,660		Orion Oyj (Class B)	3,377
53,254	e	Osiris Therapeutics, Inc	264
58,239	*,e	Otonomy, Inc	1,059
613,620		Otsuka Holdings KK	27,970
115,600		Ouro Fino Saude Animal Participacoes S.A.	1,414
77,754	*,e	OvaScience, Inc	557
179,345	*,e	Pacific Biosciences of California, Inc	1,607
88,217	*,e	Pacira Pharmaceuticals, Inc	3,019
1,782,786	*,e	Paion AG.	5,263
47,659	*	Paratek Pharmaceuticals, Inc	620
163,311	*	Parexel International Corp	11,342
8,122	*	Patheon NV	241
443,217		PDL BioPharma, Inc	1,485
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
31,800	*,e	PeptiDream, Inc	$1,738
4,383	*	Peptron, Inc	190
321,616		PerkinElmer, Inc	18,046
168,937		Perrigo Co plc	15,598
87,284	*	Pfenex, Inc	781
18,338		Pfizer Ltd	528
19,853,251		Pfizer, Inc	672,430
154,229	*,e	Pharma Mar S.A.	490
3,775		PHARMA RESEARCH PRODUCTS Co Ltd	170
62,229		PharmaEngine Inc	478
221,000		Pharmally International Holding Co Ltd	3,318
157,834	*	PharmAthene, Inc	458
44,456	*	Pharmstandard (GDR)	174
78,114		Phibro Animal Health Corp	2,123
122,543		Piramal Healthcare Ltd	3,384
202,707	*,e	Portola Pharmaceuticals, Inc	4,603
115,436	*	PRA Health Sciences, Inc	6,523
198,090	*	Prestige Brands Holdings, Inc	9,562
166,572	*,e	Progenics Pharmaceuticals, Inc	1,054
465,640	*	ProMetic Life Sciences, Inc	1,036
10,093	*	Protagonist Therapeutics, Inc	213
17,082	*,e	Proteostasis Therapeutics, Inc	266
97,607	*,e	Prothena Corp plc	5,853
23,862,531		PT Kalbe Farma Tbk	3,144
81,706	*,e	PTC Therapeutics, Inc	1,145
65,087	*,e	Puma Biotechnology, Inc	4,364
164,966	*	Qiagen NV	4,549
414,489	*	Qiagen NV (NASDAQ)	11,374
271,787	*	Quintiles Transnational Holdings, Inc	22,031
83,697	*,e	Radius Health, Inc	4,527
225,098	*	Raptor Pharmaceutical Corp	2,019
14,783	*,e	Reata Pharmaceuticals, Inc	390
29,414	e	Recipharm AB	480
465,753		Recordati S.p.A.	14,969
186,961	*	Regeneron Pharmaceuticals, Inc	75,162
44,485	*,e	REGENXBIO, Inc	623
95,555	*,e	Regulus Therapeutics, Inc	315
115,440	*	Repligen Corp	3,485
194,524	*,e	Retrophin, Inc	4,353
45,815	*,e	Revance Therapeutics, Inc	743
3,906		Reyon Pharmaceutical Co Ltd	111
115,385		Richter Gedeon Rt	2,345
688,434	*	Rigel Pharmaceuticals, Inc	2,527
1,261,057		Roche Holding AG.	313,371
105,300		Rohto Pharmaceutical Co Ltd	1,817
82,548	*,e	Sage Therapeutics, Inc	3,801
53,508		Samjin Pharmaceutical Co Ltd	1,573
25,734	*	Samsung Pharmaceutical Co Ltd	130
12,700	*,e	SanBio Co Ltd	188
160,914	*,e	Sangamo Biosciences, Inc	745
8,685		Sanofi India Ltd	540
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,063,556		Sanofi-Aventis	$157,142
353,800		Santen Pharmaceutical Co Ltd	5,224
4,251	*,e	Santhera Pharmaceutical Holding AG.	230
161,366	*,e	Sarepta Therapeutics, Inc	9,909
63,600	e	Sawai Pharmaceutical Co Ltd	4,533
71,880	*	Schnell Biopharmaceuticals, Inc	341
159,109	*	Sciclone Pharmaceuticals, Inc	1,631
209,847		Scinopharm Taiwan Ltd	290
210,179	*,e	Seattle Genetics, Inc	11,352
115,932	*	Seegene, Inc	3,783
1,059,500		Seikagaku Corp	17,419
69,711	*	Sequent Scientific Ltd	139
62,828	*,e	Seres Therapeutics, Inc	772
394,000	e	Shandong Luoxin Pharmacy Stock Co Ltd	561
748,000		Shandong Xinhua Pharmaceutical Co Ltd	554
240,000	m	Shanghai Dingli Technology Dev	167
503,251	e	Shanghai Fosun Pharmaceutical Group Co Ltd	1,574
239,000	e	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	236
36,200	e,g	Shanghai Haohai Biological Technology Co Ltd	178
49,700		Shanghai Shenqi Pharmaceutical Investment Management Co Ltd	87
19,886		Shilpa Medicare Ltd	162
365,579		Shionogi & Co Ltd	18,730
1,268,888		Shire Ltd	82,050
201,674		Shire plc (ADR)	39,097
2,825		Siegfried Holding AG.	617
4,357,000		Sihuan Pharmaceutical Holdings	960
14,292,205	e	Sino Biopharmaceutical	9,668
47,088	e	Sirtex Medical Ltd	1,145
976,029	*,m	Skyline Venture Fund III Ltd	10
127,592	*,e	Sorrento Therapeutics, Inc	988
27,900	e	Sosei Group	4,925
43,996	*,e	Spark Therapeutics, Inc	2,642
334,217	*	Spectrum Pharmaceuticals, Inc	1,561
4,957,703	e	SSY Group Ltd	1,707
180,123		Stada Arzneimittel AG.	10,022
2,694	*	Stallergenes Greer plc	85
52,600	*,e	Stemline Therapeutics, Inc	570
41,435		Strides Arcolab Ltd	628
161,435	*	Sucampo Pharmaceuticals, Inc (Class A)	1,987
387,349	e	Sumitomo Dainippon Pharma Co Ltd	7,502
56,762	*	Sun Pharma Advanced Research Company Ltd	270
1,432,619		Sun Pharmaceutical Industries Ltd	16,015
207,390	*	Supernus Pharmaceuticals, Inc	5,129
42,688		Suven Life Sciences Ltd	129
7,960	*	Syndax Pharmaceuticals, Inc	121
906,195	*,e	Synergy Pharmaceuticals, Inc	4,993
195,338	*,e	Synthetic Biologics, Inc	336
31,870	*,e	T2 Biosystems, Inc	231
235,799	*	Taigen Biopharmaceuticals Holdings Ltd	221
167,000	*	TaiMed Biologics, Inc	1,169
42,757	e	Taisho Pharmaceutical Holdings Co Ltd	4,382
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
28,339	*	Taiwan Liposome Co Ltd	$117
39,700	e	Takara Bio, Inc	668
612,864		Takeda Pharmaceutical Co Ltd	29,374
453,914		Tanabe Seiyaku Co Ltd	9,722
21,536	*,e	Taro Pharmaceutical Industries Ltd	2,380
8,740		Tecan Group AG.	1,536
102,093	*,e	Teligent, Inc	776
72,084	*,e	TESARO, Inc	7,226
174,054	*,e	Tetraphase Pharmaceuticals, Inc	667
1,106,858		Teva Pharmaceutical Industries Ltd	51,375
179,427		Teva Pharmaceutical Industries Ltd (ADR)	8,255
88,547	*,e	TG Therapeutics, Inc	685
347,866	*,e	TherapeuticsMD, Inc	2,369
84,561	*,e	Theravance Biopharma, Inc	3,064
1,215,794		Thermo Electron Corp	193,384
175,200		Tianjin ZhongXin Pharmaceutical Group Corp Ltd	131
49,488	*,e	Titan Pharmaceuticals, Inc	291
19,427	*,e	Tobira Therapeutics, Inc	772
29,939	*,e	Tokai Pharmaceuticals, Inc	46
1,394,000		Tong Ren Tang Technologies Co Ltd	2,706
34,100		Torii Pharmaceutical Co Ltd	737
8,400	e	Towa Pharmaceutical Co Ltd	342
207,493	*	Trevena, Inc	1,401
69,601	*,e	Trovagene, Inc	313
60,992	e	Tsumura & Co	1,736
330,917		TTY Biopharm Co Ltd	1,368
62,000	*	TWi Pharmaceuticals, Inc	234
224,563		UCB S.A.	17,382
123,471	*,e	Ultragenyx Pharmaceutical, Inc	8,759
62,237		Unichem Laboratories Ltd	253
493,500	*,e	United Laboratories Ltd	289
120,896	*,e	United Therapeutics Corp	14,275
453,479	*	Valeant Pharmaceuticals International, Inc	11,127
40,277	*,e	Valneva SE	118
352,371	*	Vanda Pharmaceuticals, Inc	5,863
523,340	*	Vectura Group plc	939
66,572	*,e	Versartis, Inc	816
731,615	*,n	Vertex Pharmaceuticals, Inc	63,804
4,574		Virbac S.A.	765
20,348	*	ViroMed Co Ltd	2,195
84,547	*,e	Vitae Pharmaceuticals, Inc	1,769
64,598	*,e	Vital Therapies, Inc	395
47,950		Vitrolife AB	3,042
30,263	*,e	Voyager Therapeutics, Inc	363
17,521	*,e	vTv Therapeutics, Inc	126
196,959	*	VWR Corp	5,586
179,337	*	Waters Corp	28,423
22,380	*,e	WaVe Life Sciences Pte Ltd	727
12,389		Whanin Pharmaceutical Co Ltd	175
1,882,000	e	Winteam Pharmaceutical Group Ltd	973
26,135		Wockhardt Ltd	346
41,168	*,e	XBiotech, Inc	554
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
125,814	*	Xencor Inc	$3,081
8,948		Yuhan Corp	2,263
83,510	*	Yungjin Pharmaceutical Co Ltd	948
377,050		YungShin Global Holding Corp	575
129,081	*	Zafgen, Inc	427
13,519	*,e	Zealand Pharma AS	202
77,100		Zeria Pharmaceutical Co Ltd	1,308
336,875	*,e	ZIOPHARM Oncology, Inc	1,897
2,038,869		Zoetis Inc	106,042
68,614	*	Zogenix, Inc	784
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,910,544

REAL ESTATE - 4.0%
156,312		360 Capital Industrial Fund	315
18,050,000		8990 Holdings, Inc	2,781
246,307		Abacus Property Group	548
185,709		Acadia Realty Trust	6,730
730	*	Activia Properties Inc	3,882
19,608	*,e	ADLER Real Estate AG.	312
50,131	g	ADO Properties S.A.	2,006
1,320		Advance Residence Investment Corp	3,735
27,716		Aedifica S.A.	2,405
26,076		Aeon Mall Co Ltd	412
9,301		AEON REIT Investment Corp	12,121
1	*	Africa Israel Investments Ltd	0	^
24,931		Africa Israel Properties Ltd	417
1,749,018	e	Agile Property Holdings Ltd	1,002
62,584		Agree Realty Corp	3,094
1,136,784		AIMS AMP Capital Industrial REIT	1,171
51,482	*	Airport City Ltd	586
3,330,295		Aldar Properties PJSC	2,418
108,419		Alexander & Baldwin, Inc	4,165
7,694		Alexander’s, Inc	3,228
104,520	e	Alexandria Real Estate Equities, Inc	11,369
76,100		Aliansce Shopping Centers S.A.	362
10,154,958		Allco Commercial Real Estate Investment Trust	10,476
32,275		Allied Properties Real Estate Investment Trust	927
14,942		Allreal Holding AG.	2,269
237,305		Alony Hetz Properties & Investments Ltd	2,143
203,771	e	Alstria Office REIT-AG.	2,799
97,166	*,e	Altisource Portfolio Solutions S.A.	3,148
35,564		Altus Group Ltd	793
517,400		Amata Corp PCL (Foreign)	167
1,625,878		Amer Group Holding	49
254,837		American Assets Trust,Inc	11,055
305,374		American Campus Communities, Inc	15,534
191,078		American Homes 4 Rent	4,135
962,092		American Tower Corp	109,034
376,611		Amot Investments Ltd	1,680
4,497,800		Ananda Development PCL	630
5,646		ANF Immobilier	133
4,396,160	*	AP Thailand PCL (Foreign)	923
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
529,824		Apartment Investment & Management Co (Class A)	$24,324
412,796	e	Apple Hospitality REIT, Inc	7,641
1,599,338		Argosy Property Ltd	1,304
295,396		Armada Hoffler Properties, Inc	3,958
2,061,188		Arrowhead Properties Ltd (Class A)	1,299
57,631		Artis Real Estate Investment Trust	545
1,872,500	e	Ascendas Hospitality Trust	1,009
1,529,400	e	Ascendas India Trust	1,211
472,976		Ascendas REIT	876
1,911,502		Ascott Residence Trust	1,597
100,867		Ashford Hospitality Prime, Inc	1,422
280,471		Ashford Hospitality Trust, Inc	1,652
1,054,371	*	Attacq Ltd	1,325
33,041	*,e	AV Homes, Inc	550
483,810		AvalonBay Communities, Inc	86,041
1,123,337		Aveo Group	2,982
57,723	e	Axia Real Estate SOCIMI S.A.	764
910,966		Axis Real Estate Investment Trust	386
8,629,015		Ayala Land, Inc	7,023
34,436		Azrieli Group	1,509
10,996,200		Bangkokland PCL	508
113,204		Barwa Real Estate Co	1,052
1,431		Bayside Land Corp	580
23,233		Befimmo SCA Sicafi	1,403
4,074,000		Beijing Capital Land Ltd	1,682
3,744,000	*	Beijing Enterprises Medical & Health Group Ltd	219
684,000		Beijing North Star Co	235
2,186,000	*	Beijing Properties Holdings Ltd	111
4,847,950		Belle Corp	298
1,144,434	e	Beni Stabili S.p.A.	683
309,871		Big Yellow Group plc	3,126
1,091		BLife Investment Corp	3,198
9,856		Blue Square Real Estate Ltd	400
82,446	e	Bluerock Residential Growth REIT, Inc	1,072
34,840		Boardwalk Real Estate Investment Trust	1,374
620,013		Boston Properties, Inc	84,502
611,141		BR Malls Participacoes S.A.	2,311
65,108		BR Properties S.A.	171
214,323		Brandywine Realty Trust	3,348
869,223		British Land Co plc	7,120
365,610		Brixmor Property Group, Inc	10,160
983,043		Brookfield Asset Management, Inc	34,565
24,231		Brookfield Canada Office Properties	508
1,188		Brookfield Property Partners LP (Toronto)	27
866,024		Bunnings Warehouse Property Trust	2,136
220,413		BUWOG AG.	5,963
29,752,414		C C Land Holdings Ltd	7,847
69,669		CA Immobilien Anlagen AG.	1,328
664,300		Cache Logistics Trust	436
783,309		Cambridge Industrial Trust	316
129,902		Camden Property Trust	10,878
115,611		Canadian Apartment Properties REIT	2,698
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
36,642		Canadian Real Estate Investment Trust	$1,314
534,400	e	CapitaCommercial Trust	625
655,140	e	Capital & Counties Properties	2,442
2,669,480		CapitaLand Ltd	6,302
1,179,681	e	CapitaMall Trust	1,879
1,368,500		CapitaMalls Malaysia Trust	513
445,232		CapitaRetail China Trust	527
351,102		Care Capital Properties, Inc	10,006
255,762		CareTrust REIT, Inc	3,780
4,180,000	*,e	Carnival Group International Holdings Ltd	507
718,472		Castellum AB	10,764
88,073		CatchMark Timber Trust Inc	1,030
1,833,000		Cathay Real Estate Development Co Ltd	861
396,945	e	CBL & Associates Properties, Inc	4,819
1,014,711	*	CBRE Group, Inc	28,392
521,900	e	CDL Hospitality Trusts	536
15,000,000		Cebu Holdings, Inc	1,590
197,358		Cedar Realty Trust, Inc	1,421
53,759		Cedar Woods Properties Ltd	202
1,281,000		Central China Real Estate Ltd	304
1,333,558		Central Pattana PCL (Foreign)	2,223
4,154,636		Champion Real Estate Investment Trust	2,528
793,494		Charter Hall Group	3,120
154,932		Chatham Lodging Trust	2,982
238,100		Chesapeake Lodging Trust	5,453
4,073,131		Cheuk Nang Holdings Ltd	3,155
5,226,567		Cheung Kong Property Holdings Ltd	38,446
3,781,500		China Aoyuan Property Group Ltd	909
12,621,663	e	China Evergrande Group	8,625
1,294,000	e	China Merchants Land Ltd	198
3,640,000	*	China Minsheng Drawin Technology Group Ltd	149
12,797,521	*,e,m	China New Town Development Co Ltd	571
3,809,000	*	China Oceanwide Holdings Ltd	394
880,000	*,e	China Overseas Grand Oceans Group Ltd	286
8,005,127		China Overseas Land & Investment Ltd	27,522
1,230,000	e	China Overseas Property Holdings Ltd	257
4,526,083		China Resources Land Ltd	12,761
3,971,400		China SCE Property Holdings Ltd	970
2,614,000	e	China South City Holdings Ltd	584
3,322,522		China Vanke Co Ltd	8,686
1,342,000	g	China Vast Industrial Urban Development Co Ltd	557
335,500		Chinese Estates Holdings Ltd	599
62,999		Choice Properties REIT	663
164,088		Chong Hong Construction Co	278
7,136,758	e	CIFI Holdings Group Co Ltd	2,253
134,328		City Developments Ltd	898
126,156	e	City Office REIT, Inc	1,606
326,254		Citycon Oyj	831
21,329		Cofinimmo	2,656
78,935		Colliers International Group, Inc	3,313
178,875	e	Colony Starwood Homes	5,134
540,000	e	Colour Life Services Group	382
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
451,118		Columbia Property Trust, Inc	$10,101
3,779		Comforia Residential REIT, Inc	9,316
210,795		Cominar Real Estate Investment Trust	2,452
874,678		Communications Sales & Leasing, Inc	27,474
29,992		Community Healthcare Trust, Inc	657
408,500		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	272
10,236		Consolidated-Tomoka Land Co	524
199,942		Conwert Immobilien Invest AG.	3,763
35,774	e	CorEnergy Infrastructure Trust, Inc	1,049
118,167		Coresite Realty	8,749
458,436	e	Corp Inmobiliaria Vesta SAB de C.V.	632
150,346		Corporate Office Properties Trust	4,262
173,924		Corrections Corp of America	2,412
6,574,628		Country Garden Holdings Co Ltd	3,493
3,760,500	*	Country Group Development PCL	112
123,241		Countrywide plc	346
488,407		Cousins Properties, Inc	5,099
3,139	*	Crescendo Investment Corp	2,578
1,347,490		Croesus Retail Trust	846
35,907		Crombie Real Estate Investment Trust	392
4,885,113		Cromwell Group	3,522
1,122,805		Crown Castle International Corp	105,779
760,000	*	Crown International Corp Ltd	188
19,188,943		CSI Properties Ltd	710
94,895		CT Real Estate Investment Trust	1,114
473,490		CubeSmart	12,907
431,491		CyrusOne, Inc	20,526
38,555	*	D Carnegie & Co AB	495
766	*	DA Office Investment Corp	4,699
199,700		Daibiru Corp	1,821
822,000		Daikyo, Inc	1,491
2,595,900		Daiman Development BHD	1,368
71,446		Daito Trust Construction Co Ltd	11,427
853,689		Daiwa House Industry Co Ltd	23,429
72,600	g,m	Dalian Wanda Commercial Properties Co Ltd	494
229,660		DCT Industrial Trust, Inc	11,150
813,405		DDR Corp	14,178
149,001		Derwent London plc	5,022
372,750		Deutsche Annington Immobilien SE	14,131
137,477		Deutsche Euroshop AG.	6,392
388,320	e	Deutsche Wohnen AG.	14,130
652,030		Dexus Property Group	4,583
1,292,077	*	Deyaar Development PJSC	205
670,619		DiamondRock Hospitality Co	6,103
38,714		DIC Asset AG.	391
344,296		Digital Realty Trust, Inc	33,438
118,714		Dios Fastigheter AB	896
5,787,948		DLF Ltd	12,735
72,621	*	Dogus Gayrimenkul Yatirim Ortakligi AS	86
380,430		Dongwon Development Co Ltd	1,675
623,830		DoubleDragon Properties Corp	755
163,476		Douglas Emmett, Inc	5,988
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
47,826		Dream Global Real Estate Investment Trust	$328
25,542		Dream Industrial Real Estate Investment Trust	153
42,886		Dream Office Real Estate Investment Trust	553
69,178	*	Dream Unlimited Corp	382
407,756		Duke Realty Corp	11,144
213,875		DuPont Fabros Technology, Inc	8,822
74,613	e	Easterly Government Properties, Inc	1,424
628,762		Eastern & Oriental BHD	255
83,392		EastGroup Properties, Inc	6,134
748,900	*	Eco World Development Group BHD	236
288,785		Education Realty Trust, Inc	12,458
2,286,673	*	Emaar Malls Group PJSC	1,689
6,334,366		Emaar Properties PJSC	12,208
1,322,919		Emira Property Fund Ltd	1,412
2,281,335		Emlak Konut Gayrimenkul Yatiri	2,312
957,333		Emperor International Holdings	220
586,073		Empire State Realty Trust, Inc	12,278
348,000		Empiric Student Property plc	523
167,230		Entertainment Properties Trust	13,168
159,525	g	Entra ASA	1,788
145,651		Equinix, Inc	52,471
278,826	*	Equity Commonwealth	8,426
413,015		Equity Lifestyle Properties, Inc	31,877
232,162		Equity One, Inc	7,107
1,181,693		Equity Residential	76,018
1,074,710	*	Eshraq Properties Co PJSC	242
249,864		Essex Property Trust, Inc	55,645
68,901		Eurobank Properties Real Estate Investment Co	520
49,668		Eurocommercial Properties NV	2,243
4,210,000	*	EverChina International Holdings Co. Ltd	180
385,239		Extra Space Storage, Inc	30,592
913,879		Ezdan Holding Group QSC	4,220
170,897		Fabege AB	3,116
3,784,000	e	Fantasia Holdings Group Co Ltd	581
899,818		Far East Consortium	361
697,500		Far East Hospitality Trust	309
1,124,812		Farglory Land Development Co Ltd	1,338
29,991	e	Farmland Partners, Inc	336
112,634	*	Fastighets AB Balder	2,994
219,202		Federal Realty Investment Trust	33,742
572,035		FelCor Lodging Trust, Inc	3,678
344,051		Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	283
5,118,506		Fibra Uno Administracion S.A. de C.V.	9,350
18,000,000		Filinvest Development Corp	2,992
55,728,000		Filinvest Land, Inc	2,112
91,318		First Capital Realty, Inc	1,530
380,793		First Industrial Realty Trust, Inc	10,746
135,986		First Potomac Realty Trust	1,244
939,908	e	First Real Estate Investment Trust	934
72,685		FirstService Corp	3,381
483,771		Folkestone Education Trust	966
4,125		Fonciere de Paris SIIC	629
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
44,281		Fonciere Des Regions	$4,126
687,017		Forest City Realty Trust, Inc	15,891
77,419	*,e	Forestar Group, Inc	907
727,681		Fortress Income Fund Ltd	1,738
524,400		Fortress Income Fund Ltd (A Shares)	621
361,573		Four Corners Property Trust, Inc	7,712
716,621	e	Foxtons Group plc	931
337,638		Franklin Street Properties Corp	4,254
10,257,725		Franshion Properties China Ltd	3,184
1,349,200		Frasers Centrepoint Trust	2,177
785,100	e	Frasers Hospitality Trust	396
397		Frontier Real Estate Investment Corp	1,984
16,420	*	FRP Holdings, Inc	510
630	*	Fukuoka REIT Corp	1,179
3,202,000		Future Land Development Holdin	629
2,176,002		Gaming and Leisure Properties, Inc	72,787
392,161	e	Gateway Lifestyle	646
82,933		Gazit Globe Ltd	845
22,952		Gazit, Inc	433
432,352		GDI Property Group	316
29,379		Gecina S.A.	4,630
9,588,000		Gemdale Properties and Investment Corp Ltd	621
2,548,044		General Growth Properties, Inc	70,326
214,378	e	Geo Group, Inc	5,098
72,670		Getty Realty Corp	1,739
73,381		Gladstone Commercial Corp	1,367
2,842,991		Global Logistic Properties	3,922
20,574		Global Medical REIT, Inc	201
403,761	*,e	Global Net Lease, Inc	3,295
161	*,e	Global One Real Estate Investment Corp	615
402,949	*	Globe Trade Centre S.A.	869
3,034,895	*	Glorious Property Holdings Ltd	405
7,497		GLP J-Reit	9,984
45,237		Godrej Properties Ltd	237
59,180		Goldcrest Co Ltd	972
468,000		Golden Land Property Development PCL	81
1,150,324		Goodman Property Trust	1,094
167,592	e	Government Properties Income Trust	3,791
820,122		GPT Group (ASE)	3,194
1,039,691		Grainger plc	3,093
1,138,778	e	Gramercy Property Trust	10,978
280,356		Grand City Properties S.A.	5,489
57,695		Granite Real Estate Investment Trust	1,763
316,115		Great Eagle Holdings Ltd	1,422
461,999		Great Portland Estates plc	3,789
4,626,252		Green REIT plc	7,562
1,390,000	*,e	Greenland Hong Kong Holdings Ltd	406
611,500	*,e	Greentown China Holdings Ltd	520
1,511		Griffin Land & Nurseries, Inc (Class A)	48
160,504	e	Growthpoint Properties Australia Ltd	423
3,958,870	e	Growthpoint Properties Ltd	7,294
692,300	*,e	Grupo GICSA S.A. de C.V.	448
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
542,000	*	Guangdong Land Holdings Ltd	$127
5,871,085		Guangzhou R&F Properties Co Ltd	9,304
832,000	e	Guorui Properties Ltd	266
146,453		H&R Real Estate Investment Trust	2,504
60,958		Hamborner AG.	645
2,143,207		Hammerson plc	16,311
538,022		Hang Lung Group Ltd	2,057
8,997,458		Hang Lung Properties Ltd	20,409
1,491		Hankyu Reit, Inc	2,026
1,963,930	e	Hansteen Holdings plc	2,960
1,466,997		HCP, Inc	55,673
1,050	*	Health Care & Medical Investment Corp	1,121
330,986	e	Healthcare Realty Trust, Inc	11,273
328,587		Healthcare Trust of America, Inc	10,719
129,500		Heiwa Real Estate Co Ltd	1,867
139,013	e	Helical Bar plc	487
95,210		Heliopolis Housing	546
316,124		Hemfosa Fastigheter AB	3,428
3,301,975	e	Henderson Land Development Co Ltd	19,702
120,932	e	Hersha Hospitality Trust	2,179
233,530		HFF, Inc (Class A)	6,466
26,771,915		Hibernia REIT plc	41,202
3,093,042		Highwealth Construction Corp	4,793
317,548		Highwoods Properties, Inc	16,551
122,436		Hispania Activos Inmobiliarios SAU	1,642
5,793,000	*	HKC Holdings Ltd	99
119,300	*	HNA Innovation Hainan Co Ltd	79
173,400		Ho Bee Investment Ltd	275
226,820		Hong Fok Corp Ltd	112
1,344,194	e	Hongkong Land Holdings Ltd	9,577
1,136,000	e	Hopson Development Holdings Ltd	1,129
245	*	Hoshino Resorts REIT, Inc	3,079
309,182		Hospitality Properties Trust	9,189
2,293,844	e	Host Marriott Corp	35,715
240,225	*	Housing Development & Infrastruture Ltd	288
98,544	*	Howard Hughes Corp	11,283
224,235		Huaku Development Co Ltd	389
120,000		Huang Hsiang Construction Co	152
421,123		Hudson Pacific Properties	13,842
270,751		Hufvudstaden AB (Series A)	4,691
2,276	e	Hulic Reit, Inc	4,064
495,362		Hung Poo Real Estate Development Corp	416
371,000		Hung Sheng Construction Co Ltd	202
1,066,000		Hydoo International Holding Ltd	109
548,800		Hyprop Investments Ltd	4,841
365,752	e	Hysan Development Co Ltd	1,721
13,753		Icade	1,073
3,527	*	Ichigo Real Estate Investment Corp	2,592
2,834,000		IGB Real Estate Investment Trust	1,124
65,800		Iguatemi Empresa de Shopping Centers S.A.	601
1,026,824		Immobiliare Grande Distribuzione	774
1,355,948	*,e,m	Immoeast AG.	0
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
658,721	*,e,m	Immofinanz ANSPR NACHB AG.	$0
646,934	*,e	Immofinanz Immobilien Anlagen AG.	1,519
335,190	e	Independence Realty Trust, Inc	3,017
180,065	*	Indiabulls Real Estate Ltd	251
422	e	Industrial & Infrastructure Fund Investment Corp	2,149
1,465,126		ING Office Fund	5,142
2,118,021		Ingenia Communities Group	4,551
184,067	e	Inmobiliaria Colonial S.A.	1,339
30,179		InterRent Real Estate Investment Trust	179
2,035		Intershop Holding AG.	1,047
28,814		Intervest Offices	794
300,814	e	Intu Properties plc	1,153
4,469	e	Invesco Office J-Reit, Inc	3,922
14,000	*,e	Investors Cloud Co Ltd	577
284,903	e	Investors Real Estate Trust	1,695
6,628	*,e	Invincible Investment Corp	3,709
2,581,293		IOI Properties Group Sdn BHD	1,554
285,982		Irish Residential Properties REIT plc	379
577,721		Iron Mountain, Inc	21,682
1,499,756		Is Gayrimenkul Yatirim Ortakligi AS	809
989	*	Japan Excellent, Inc	1,425
10,459		Japan Hotel REIT Investment Corp	8,326
824	*	Japan Logistics Fund Inc	1,865
442		Japan Prime Realty Investment Corp	1,996
310		Japan Real Estate Investment Corp	1,854
13,012		Japan Rental Housing Investments, Inc	10,916
757		Japan Retail Fund Investment Corp	1,867
1,620	*,e	Japan Senior Living Investment Corp	2,340
1,596,750	m	Jiangsu Future Land Co Ltd	3,249
62,572		Jones Lang LaSalle, Inc	7,120
81,100	e	Jowa Holdings Co Ltd	2,262
13,000,000	e	Joy City Property Ltd	1,916
2,433,090		K Wah International Holdings Ltd	1,339
328,480		KEE TAI Properties Co Ltd	113
657		Kenedix Realty Investment Corp	4,039
1,056	e	Kenedix Residential Investment Corp	2,999
1,565		Kenedix Retail REIT Corp	3,710
830,700		Kenedix, Inc	3,705
316,974		Kennedy-Wilson Holdings, Inc	7,148
547,100	e	Keppel DC REIT	489
3,011,353		Kerry Properties Ltd	9,893
154,246		Killam Apartment Real Estate Investment Trust	1,421
269,424	e	Kilroy Realty Corp	18,685
444,184		Kimco Realty Corp	12,859
280,000		Kindom Construction Co	141
193,799		Kite Realty Group Trust	5,372
2,390,252		Kiwi Property Group Ltd	2,611
79,600		KLCC Property Holdings BHD	149
73,619		Klepierre	3,379
758,870		Klovern AB (B Shares)	944
129,352		Korea Real Estate Investment Trust Co	371
3,022,130		Kowloon Development Co Ltd	3,029
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,466,138	e	K-REIT Asia	$3,654
421,249		KSL Holdings BHD	113
145,095		Kungsleden AB	1,061
253,185		Kuoyang Construction Co Ltd	110
2,128,124		KWG Property Holding Ltd	1,410
78,656,000		Lai Fung Holdings Ltd	1,667
24,928,250		Lai Sun Development Co Ltd	502
58,100		Lamar Advertising Co	3,795
39,121	*	Lamda Development S.A.	201
785,434		Land Securities Group plc	10,763
5,690,000		Langham Hospitality Investments Ltd	2,252
77,985		Lar Espana Real Estate Socimi S.A.	561
285,571		LaSalle Hotel Properties	6,817
6,840	*,e	LaSalle Logiport REIT	7,262
64,849		LEG Immobilien AG.	6,216
501,257		Lend Lease Corp Ltd	5,432
855,011		Leopalace21 Corp	5,651
538,873		Lexington Realty Trust	5,550
210,189		Liberty Property Trust	8,481
125,225		Life Storage, Inc	11,138
24,471	*	Lifestyle Properties Development Ltd	6
805,328		Link REIT	5,945
3,635,200	e	Lippo-Mapletree Indonesia Retail Trust	1,000
360,000		Liu Chong Hing Investment	518
3,432,000	e	Logan Property Holdings Co Ltd	1,551
482,182		London & Stamford Property plc	999
302,000		Long Bon International Co Ltd	171
3,800,678	e	Longfor Properties Co Ltd	5,871
3,307,800		LPN Development PCL (Foreign)	1,089
239,279		LSR Group (GDR)	678
146,139		LTC Properties, Inc	7,598
172,129		Macerich Co	13,920
302,261		Mack-Cali Realty Corp	8,228
265,957		Macquarie CountryWide Trust	866
2,068,023		Macquarie Goodman Group	11,591
2,787,990		Macquarie MEAG Prime REIT	1,679
1,540,976		Mah Sing Group BHD	605
35,779	*,e,m	Mapeley Ltd	0	^
1,701,874		Mapletree Commercial Trust	1,997
3,787,800		Mapletree Greater China Commercial Trust	3,060
3,603,319		Mapletree Industrial Trust	4,721
1,242,473	e	Mapletree Logistics Trust	978
68,820	*	Marcus & Millichap, Inc	1,800
721,674		Matrix Concepts Holdings BHD	454
25,204		Mazaya Qatar Real Estate Development Q.S.C	95
592,145	e	Medical Properties Trust, Inc	8,746
228,292	*	Medinet Nasr Housing	365
69,232,916		Megaworld Corp	6,770
43,576		Melisron Ltd	1,925
47,587		Mercialys S.A	1,145
302,769		Merlin Properties Socimi S.A.	3,585
1,979,300		Mexico Real Estate Management S.A. de C.V.	2,422
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,170,364	e	MGM Growth Properties LLC	$30,511
1,970		MID Reit, Inc	6,103
223,306		Mid-America Apartment Communities, Inc	20,989
970,929	*	Midland Holdings Ltd	357
142,588		Milestone Apartments Real Estate Investment Trust	2,098
962,000	e	Minmetals Land Ltd	123
1,716,391		Mirvac Group	2,959
831,580		Mitsubishi Estate Co Ltd	15,606
1,391,432		Mitsui Fudosan Co Ltd	29,602
216,400		MKH BHD	154
16,056		Mobimo Holding AG.	4,091
375,054		Monmouth Real Estate Investment Corp (Class A)	5,352
630,791	e	Monogram Residential Trust, Inc	6,712
55,961		Morguard Real Estate Investment Trust	672
1,803		Mori Hills REIT Investment Corp	2,699
1,125		Mori Trust Sogo Reit, Inc	1,976
86,032		Multiplan Empreendimentos Imobiliarios S.A.	1,672
121,229		National Health Investors, Inc	9,514
175,233		National Retail Properties, Inc	8,911
210,013		National Storage Affiliates Trust	4,398
1,173,303		National Storage REIT	1,446
1,340,000		Neo-China Land Group Holdings Ltd	348
350,059		New Europe Property Investments plc	3,967
414,410		New Senior Investment Group, Inc	4,782
16,179,123		New World Development Co Ltd	21,216
453,378		New York REIT, Inc	4,148
621,536		NewRiver REIT plc	2,661
107,442		Nexity	5,674
127,176		NexPoint Residential Trust, Inc	2,500
294,678		Nieuwe Steen Investments NV	1,218
379		Nippon Accommodations Fund, Inc	1,770
349		Nippon Building Fund, Inc	2,211
900	*	Nippon Healthcare Investment Corp	1,586
1,397		Nippon ProLogis REIT, Inc	3,533
4,432	*,e	NIPPON REIT Investment Corp	11,362
571,601		Nomura Real Estate Holdings, Inc	9,662
4,403		Nomura Real Estate Master Fund, Inc	7,344
143,423		NorthStar Realty Europe Corp	1,571
577,086		NorthStar Realty Finance Corp	7,600
18,436		Northview Apartment Real Estate Investment Trust	307
114,619		NorthWest Healthcare Properties Real Estate Investment Trust	914
373,670		Norwegian Property ASA	507
118,636		NTT Urban Development Corp	1,146
96,906		Oberoi Realty Ltd	426
540,153	e	Omega Healthcare Investors, Inc	19,148
48,760		One Liberty Properties, Inc	1,178
96,400	e	Open House Co Ltd	2,069
2,152,000		Optics Valley Union Holding Co Ltd	240
3,735	e	Orix JREIT, Inc	6,559
831,200		OUE Hospitality Trust	414
494,377		Outfront Media, Inc	11,692
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
920,000		Overseas Chinese Town Asia Holdings Ltd	$343
6,713,234		Palm Hills Developments SAE	1,784
494,151		Paramount Group, Inc	8,099
294,700	e	Parkway Life Real Estate Investment Trust	562
188,192		Parkway Properties, Inc	3,201
1,055,497		Parque Arauco S.A.	2,386
154,792	*	Patrizia Immobilien AG.	3,391
680,200		Pavilion Real Estate Investment Trust	291
241,281	e	Pebblebrook Hotel Trust	6,418
160,884		Pennsylvania REIT	3,705
733,400		Perennial Real Estate Holdings Ltd	471
1,299,181		Phoenix Mills Ltd	7,532
539,461		Physicians Realty Trust	11,620
174,545		Piedmont Office Realty Trust, Inc	3,800
8,240,000	*,e	Ping An Securities Group Holdings Ltd	70
753,200		PLA Administradora Industrial S de RL de C.V.	1,247
720,100		Platinum Group PCL	130
1,886		Plazza AG.	456
1,893,817	e	Poly Hong Kong Investment Ltd	651
6,766,160		Polytec Asset Holdings Ltd	480
250,411		Post Properties, Inc	16,560
94,606		Potlatch Corp	3,679
3,910,000	e	Powerlong Real Estate Holdings Ltd	1,313
1,228,181		Precinct Properties New Zealand Ltd	1,163
52,951	e	Preferred Apartment Communities, Inc	715
2,381		Premier Investment Co	3,156
483,745	e	Primary Health Properties plc	702
2,389,826		Prince Housing & Development Corp	783
1,518,400		ProLogis Property Mexico S.A. de C.V.	2,487
1,842,262		Prologis, Inc	98,635
1,063,000	e	Prosperity REIT	471
110,512		PS Business Parks, Inc	12,551
38,684		PSP Swiss Property AG.	3,686
5,822,700	*	PT Agung Podomoro Land Tbk	129
9,616,500		PT Alam Sutera Realty Tbk	341
7,411,347		PT Bumi Serpong Damai	1,256
22,804,716		PT Ciputra Development Tbk	2,787
13,361,869		PT Ciputra Property Tbk	661
2,876,883		PT Ciputra Surya Tbk	596
62,064,000	*	PT Hanson International Tbk	667
5,637,500		PT Intiland Development Tbk	259
116,098,430		PT Kawasan Industri Jababeka Tbk	2,621
407,700	*	PT Lippo Cikarang Tbk	184
115,630,248		PT Lippo Karawaci Tbk	8,803
22,264,900		PT Modernland Realty Tbk	628
41,313,000		PT Pakuwon Jati Tbk	2,146
9,724,800		PT Summarecon Agung Tbk	1,315
398,192		Public Storage, Inc	88,853
4,346,170	*	Puravankara Projects Ltd	2,946
343,404		Pure Industrial Real Estate Trust	1,442
2,000,805	*,e	Purplebricks Group plc	3,423
129,758		QTS Realty Trust, Inc	6,858
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
16,573,469		Quality House PCL	$1,169
625,433		Radium Life Tech Co Ltd	199
270,161	e	RAIT Investment Trust	913
995,495		RAK Properties PJSC	163
317,361		Ramco-Gershenson Properties	5,947
408,898		Rayonier, Inc	10,852
4,700		Raysum Co Ltd	30
39,718		Re/Max Holdings, Inc	1,739
191,855	*	Realia Business S.A.	209
423,603		Realogy Holdings Corp	10,954
289,762		Realty Income Corp	19,394
852,672	e	Rebosis Property Fund Ltd	707
500,000	g	Redco Properties Group Ltd	366
1,024,884		Redefine International plc	568
4,522,655		Redefine Properties Ltd	3,774
27,070,000		Regal Real Estate Investment Trust	7,206
422,863		Regency Centers Corp	32,768
187,847		Reit Ltd	580
9,600		Relo Holdings, Inc	1,596
14,209,250	*,e	Renhe Commercial Holdings Co Ltd	355
558,788		Resilient REIT Ltd	4,675
505,536		Retail Opportunities Investment Corp	11,102
424,153		Retail Properties of America, Inc	7,126
422,913		Rexford Industrial Realty, Inc	9,681
380,704		RioCan Real Estate Investment Trust	7,899
322,478		RLJ Lodging Trust	6,782
46,375		RMR Group, Inc	1,759
466,000		Road King Infrastructure	397
1,134,600		Robinsons Land Corp	726
668,484		Rojana Industrial Park PCL	96
363,500	*,e	Ronshine China Holdings Ltd	324
762,242		Ruentex Development Co Ltd	930
120,346	e	Ryman Hospitality Properties	5,796
4,998,761		S.A. Corporate Real Estate Fund Nominees Pty Ltd	1,985
509,840		Sabana Shari’ah Compliant Industrial REIT	196
326,699		Sabra Healthcare REIT, Inc	8,226
755,722		Safestore Holdings plc	3,764
900	*	Samty Residential Investment Corp	728
4,964,277		Sansiri PCL	250
36,959		Saul Centers, Inc	2,461
370,531		Savills plc	3,437
1,344,900		SC Asset Corp PCL	130
6,844,597		Scentre Group	24,710
468,279		Schroder Real Estate Investment Trust Ltd	348
743,920		Segro plc	4,371
680	*	Sekisui House Reit, Inc	1,044
819	e	Sekisui House SI Residential Investment Corp	934
165,844		Select Income REIT	4,461
89,266	e	Selvaag Bolig ASA	451
366,482		Senior Housing Properties Trust	8,323
57,830	e	Seritage Growth Properties	2,931
663,042		Shaftesbury plc	8,329
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
222,100		Shanghai Erfangji Co Ltd	$263
73,900	*	Shanghai Huili Building Materials Co Ltd	142
1,134,187		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,907
5,065,000	*	Shanghai Zendai Property Ltd	107
127,400	*	Shenzhen International Enterprise Co Ltd	91
15,249,213		Shenzhen Investment Ltd	7,319
233,100		Shenzhen SEG Co Ltd	170
5,393,668		Shimao Property Holdings Ltd	7,372
352,913	*	Shining Building Business Co Ltd	121
191,232		Shoei Co Ltd	1,954
604,734		Shopping Centres Australasia Property Group	1,048
20,368,642		Shui On Land Ltd	5,566
550	*	SIA Reit, Inc	2,073
851,716		Siam Future Development PCL	149
206,015		Silver Bay Realty Trust Corp	3,611
1,024,584		Simon Property Group, Inc	212,099
1,518,500	*	Singha Estate PCL	206
1,929,293		Sino Land Co	3,439
1,834,000	*	Sinolink Worldwide Holdings Ltd	205
12,622,820		Sino-Ocean Land Holdings Ltd	5,860
169,614		Sinyi Realty Co	154
171,071	*	Six of October Development & Investment	234
2,799		SK D&D Co Ltd	120
468,762		SL Green Realty Corp	50,673
9,204,190		SM Prime Holdings	5,361
99,061		Smart Real Estate Investment Trust	2,669
994,372		Sobha Developers Ltd	4,376
2,981,635	e	Soho China Ltd	1,618
566,600	e	Soilbuild Business Space REIT	291
55,400		Sonae Sierra Brasil S.A.	315
107,778		Sparkassen Immobilien AG.	1,134
1,434,400		SPH REIT	1,052
1,604,364		Spirit Realty Capital, Inc	21,386
632,789		Sponda Oyj	3,256
1,010,000	e	Spring Real Estate Investment Trust	440
485,112		ST Modwen Properties plc	1,849
115,422	*,e	St. Joe Co	2,121
200,673	*	STAG Industrial, Inc	4,919
583,532		Standard Life Investment Property Income Trust Ltd	620
2,200	*,e	Starts Proceed Investment Corp	3,628
3,421,061		Stockland Trust Group	12,529
557,101		STORE Capital Corp	16,418
13,317	*,e	Stratus Properties, Inc	325
56,840		Sumitomo Real Estate Sales Co Ltd	1,161
409,286		Sumitomo Realty & Development Co Ltd	10,609
251,325		Sun Communities, Inc	19,724
154,600		Sun Frontier Fudousan Co Ltd	1,562
3,034,216		Sun Hung Kai Properties Ltd	46,128
2,296,522	e	Sunac China Holdings Ltd	1,671
2,222,000		Sunlight Real Estate Investment Trust	1,420
938,212		Sunstone Hotel Investors, Inc	12,000
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,708,398		Suntec Real Estate Investment Trust	$2,154
1,828,634	*	Sunteck Realty Ltd	6,842
542,458		Sunway BHD	407
1,169,500		Sunway Real Estate Investment	489
492,400		Supalai PCL	345
674,693		Swire Pacific Ltd (Class A)	7,307
4,741,901		Swire Properties Ltd	13,947
61,191		Swiss Prime Site AG.	5,374
370,245	e	TAG Tegernsee Immobilien und Beteiligungs AG.	5,393
611,814		Taiwan Land Development Corp	201
1,259,800	e	Takara Leben Co Ltd	8,521
1,034	*	Takara Leben Infrastructure Fu	1,072
1,119,378		Talaat Moustafa Group	681
174,056		Tanger Factory Outlet Centers, Inc	6,781
249,143		Taubman Centers, Inc	18,539
261,023	e	Technopolis plc	956
33,011	*,e	Tejon Ranch Co	803
150,662		Terreno Realty Corp	4,145
194,000		Tian Shan Development Holding Ltd	73
467,280		Ticon Industrial Connection PCL (Foreign)	215
113,174	e	Tier REIT, Inc	1,747
170,785		TLG Immobilien AG.	3,855
69,900		TOC Co Ltd	584
338,300		Tokyo Tatemono Co Ltd	4,069
346,015		Tokyu Fudosan Holdings Corp	1,882
855		Tokyu REIT, Inc	1,149
478,611		Torunlar Gayrimenkul Yatirim Ortakligi AS	772
1,556,300		Tosei Corp	11,711
2,400	*	Tosei Reit Investment Corp	2,652
89,836	e	Tricon Capital Group, Inc	634
43,077	*	Trinity Place Holdings, Inc	421
2,213,590		Tritax Big Box REIT plc	3,977
456,000		Tropicana Corp BHD	114
295,005,396	*	U City PCL	255
351,551		UDR, Inc	12,652
1,245,800		UEM Land Holdings BHD	357
58,967	e	UMH Properties, Inc	703
152,342		Unibail-Rodamco	41,076
452,116		Union Properties PJSC	92
716,601		Unite Group plc	5,889
50,116,401	*	Unitech Ltd	4,435
272,397		United Development Co PSC	1,524
2,139		United Urban Investment Corp	3,891
699,400		Univentures PCL	118
28,568		Universal Health Realty Income Trust	1,800
1,033,548		UOA Development BHD	626
153,192		UOL Group Ltd	633
208,844		Urban Edge Properties	5,877
79,633		Urstadt Biddle Properties, Inc (Class A)	1,769
60,245		Vastned Retail NV	2,436
980,298		Ventas, Inc	69,238
1,129,745		VEREIT, Inc	11,715
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,531,333		Vicinity Centres	$8,612
12,760,200		Vista Land & Lifescapes, Inc	1,422
306,883		Vornado Realty Trust	31,060
1,600,841		Vukile Property Fund Ltd	2,179
149,876		Wallenstam AB	1,264
38,379		Warehouses De Pauw SCA	3,815
2,748,055		Washington Prime Group, Inc	34,021
170,401		Washington REIT	5,303
155,969	*	WCM Beteiligungs & Grundbesitz-AG.	520
137,102		Weingarten Realty Investors	5,344
825,215		Welltower, Inc	61,701
36,690		Wereldhave NV	1,858
1,906,003		Westfield Corp	14,262
1,835,408		Weyerhaeuser Co	58,623
5,416,235	*	WHA Corp PCL	489
4,230,329	e	Wharf Holdings Ltd	31,036
1,983,064	e	Wheelock & Co Ltd	11,779
138,347		Whitestone REIT	1,920
205,934		Wihlborgs Fastigheter AB	4,383
351,932	e	Wing Tai Holdings Ltd	437
320,286		Workspace Group plc	2,899
165,656		WP Carey, Inc	10,690
282,987		Xenia Hotels & Resorts, Inc	4,296
35,500	e	Xinyuan Real Estate Co Ltd (ADR)	224
1,631,300		Yanlord Land Group Ltd	1,678
788,200	*	Ying Li International Real Estate Ltd	83
15,678	*	YNH Property BHD	6
904,066	e	Yoma Strategic Holdings Ltd	393
495,700		YTL Hospitality REIT	138
3,322,000		Yuexiu Real Estate Investment Trust	2,026
32,582,912		Yuexiul Property Co Ltd	5,166
5,307,120	e	Yuzhou Properties Co	1,972
3,671,800	*	Zhong An Real Estate Ltd	366
		TOTAL REAL ESTATE	4,544,407

RETAILING - 4.1%
124,708	*	1-800-FLOWERS.COM, Inc (Class A)	1,144
247,514		Aaron’s, Inc	6,292
35,239		ABC-Mart, Inc	2,400
189,861		Abercrombie & Fitch Co (Class A)	3,017
144,300		Adastria Holdings Co Ltd	3,315
148,626		Advance Auto Parts, Inc	22,163
12,600	e	Alpen Co Ltd	227
1,409,555	*	Amazon.com, Inc	1,180,234
479,156	e	American Eagle Outfitters, Inc	8,558
16,802	*,e	America’s Car-Mart, Inc	611
178,627	*,e	AO World plc	391
40,200		AOKI Holdings, Inc	455
38,741		Aoyama Trading Co Ltd	1,340
83,600		Arc Land Sakamoto Co Ltd	939
11,700	*,e	Asahi Co Ltd	146
47,184	*	Asbury Automotive Group, Inc	2,627
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
400,209	*,e	Ascena Retail Group, Inc	$2,237
16,400	e	ASKUL Corp	622
229,243	*	ASOS plc	14,426
15,078	*	At Home Group, Inc	228
55,588	e	Autobacs Seven Co Ltd	797
23,547	e	AutoCanada, Inc	398
292,780	e	Automotive Holdings Group Ltd	964
163,142	*	Autonation, Inc	7,947
104,338	*	AutoZone, Inc	80,167
3,420,881		B&M European Value Retail S.A.	11,302
144,400	*	B2W Companhia Global Do Varejo	708
130,625	*	Barnes & Noble Education, Inc	1,250
297,984		Barnes & Noble, Inc	3,367
10		Beauty Community PCL (ADR)	0	^
1,667,400		Beauty Community PCL (Foreign)	457
494,402		Bed Bath & Beyond, Inc	21,314
38,400		Belluna Co Ltd	238
20,540,000		BEP International Holdings Ltd	1,333
1,447,360		Berjaya Auto BHD	798
665,412	e,n	Best Buy Co, Inc	25,405
73,900		BIC CAMERA, Inc	614
35,974		Big 5 Sporting Goods Corp	490
104,389	e	Big Lots, Inc	4,985
154,864		Bilia AB	3,818
38,401		Blue Nile, Inc	1,322
1,582,032	*,e	boohoo.com plc	2,092
32,866	*,e	Boot Barn Holdings, Inc	374
537,000	*,e,m	Boshiwa International Holding	1
65,809	e	Buckle, Inc	1,581
31,839	*	Build-A-Bear Workshop, Inc	330
258,466	*	Burlington Stores, Inc	20,941
188,315	e	Burson Group Ltd	877
50,061		Byggmax Group AB	378
191,667	*	Cabela’s, Inc	10,528
227,694		Caleres, Inc	5,758
69,618		Canadian Tire Corp Ltd	6,972
190,100		Canon Marketing Japan, Inc	3,538
576,610		Card Factory plc	2,293
584,795	*,e	Carmax, Inc	31,199
18,128		Cashbuild Ltd	558
71,050		Cato Corp (Class A)	2,337
599,868		Chico’s FAS, Inc	7,138
80,521	e	Children’s Place Retail Stores, Inc	6,431
366,000		China Animation Characters Co Ltd	185
2,352,000	*	China Beidahuang Industry Group Holdings Ltd	139
1,288,000	e	China Harmony New Energy Auto Holding Ltd	630
2,200,000	e	China Yongda Automobiles Services Holdings Ltd	1,019
8,583,500	e	China ZhengTong Auto Services Holdings Ltd	2,733
13,500		Chiyoda Co Ltd	332
23,300		Chori Co Ltd	343
419,000	e	Chow Sang Sang Holding	742
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
138,100		Cia Hering	$764
107,691		Citi Trends, Inc	2,146
23,217		CJ O Shopping Co Ltd	3,403
94,845	e	Clas Ohlson AB (B Shares)	1,477
388,000	*,e,g	Cogobuy Group	645
79,100		COL PCL (Foreign)	75
28,641	*,e	Conn’s, Inc	296
3,043,601	*,a,e	Container Store Group, Inc	15,279
122,687		Core-Mark Holding Co, Inc	4,392
266,737		CST Brands, Inc	12,827
816,906	*,e	Ctrip.com International Ltd (ADR)	38,043
800,000	e	Dah Chong Hong Holdings Ltd	325
122,000	*	Daohe Global Group Ltd	51
459,800	e	DCM Japan Holdings Co Ltd	3,951
989,612		Debenhams plc	715
30,747		Delek Automotive Systems Ltd	269
4,406		Delticom AG.	82
96,738	*	Destination XL Group, Inc	419
190,029	b,e,m	Dick Smith Holdings Ltd	1
263,950		Dick’s Sporting Goods, Inc	14,971
492,286		Dickson Concepts International Ltd	170
36,967		Dieteren S.A.	1,724
59,842	e	Dillard’s, Inc (Class A)	3,771
1,445,900	*	DNA 2002 PCL	75
55,422		Dogus Otomotiv Servis ve Ticaret AS	186
940,687		Dollar General Corp	65,839
679,465	*	Dollar Tree, Inc	53,630
302,937	e	Dollarama, Inc	23,652
98,600		Don Quijote Co Ltd	3,617
19,000		Doshisha Co Ltd	399
157,036		DSW, Inc (Class A)	3,216
33,288	*	Dufry Group	4,173
22,411	*,e	Duluth Holdings, Inc	594
213,483		Dunelm Group plc	2,358
81,584	g	Dustin Group AB	586
160,083	e	EDION Corp	1,341
220,036	e	El Puerto de Liverpool SAB de C.V.	2,306
2,600,000	*	Empresas La Polar S.A.	118
1,955,700	*,e	Esprit Holdings Ltd	1,591
374,786	*,e	Etsy, Inc	5,352
136,155	g	Europris ASA	689
530,156		Expedia, Inc	61,880
308,863	*	Express Parent LLC	3,642
876,830		Far Eastern Department Stores Co Ltd	474
58,975		Fast Retailing Co Ltd	18,991
34,172	*	FF Group	850
185,532		Finish Line, Inc (Class A)	4,282
125,972	*,e	Five Below, Inc	5,075
633,156	e	Foot Locker, Inc	42,877
239,449		Foschini Ltd	2,430
166,499	*	Francesca’s Holdings Corp	2,569
81,914		Fred’s, Inc (Class A)	742
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
41,076	*	FTD Cos, Inc	$845
15,000		Fuji Co Ltd	303
651,529	*	Future Enterprises Ltd	1,468
3,668	*,e	Gaia, Inc	26
81,960	e	GAME Digital plc	80
494,239	e	GameStop Corp (Class A)	13,636
690,635	e	Gap, Inc	15,360
50,799	*	Genesco, Inc	2,767
420,183	e	Genuine Parts Co	42,207
169,800	e	Geo Corp	2,197
2,910,000		Giordano International Ltd	1,500
272,733		GNC Holdings, Inc	5,569
406,799	e	Golden Eagle Retail Group Ltd	518
576,000		Goldlion Holdings Ltd	231
200,368		GOLFZONYUWONHOLDINGS Co Ltd	1,418
27,639,844	e	GOME Electrical Appliances Holdings Ltd	3,410
72,584	e	Greencross Ltd	359
93,789		Group 1 Automotive, Inc	5,991
24,302	*	Groupe Fnac	1,785
3,629,244	*,e	Groupon, Inc	18,691
242,527	*,e	Grupo Famsa SAB de C.V.	104
11,030		GS Home Shopping, Inc	1,651
142,852		Guess?, Inc	2,087
50,100	e	Gulliver International Co Ltd	281
649		GwangjuShinsegae Co Ltd	153
159,751		Halfords Group plc	724
212,025		Hankyu Department Stores, Inc	3,016
1,824		Hanwha Galleria Timeworld Co Ltd	73
1,272,216		Harvey Norman Holdings Ltd	5,093
68,982		Haverty Furniture Cos, Inc	1,382
10,374,762	e	Hengdeli Holdings Ltd	1,157
764,273		Hennes & Mauritz AB (B Shares)	21,572
53,145	*,e	Hibbett Sports, Inc	2,121
21,100		Hikari Tsushin, Inc	1,959
4,894,188		Home Depot, Inc	629,784
3,480,294		Home Product Center PCL (Foreign)	1,014
6,491		Hornbach Baumarkt AG.	201
38,826		Hostelworld Group PLC	94
248,518		Hotai Motor Co Ltd	2,919
37,872	e	Hotel Shilla Co Ltd	2,092
84,549		HSN, Inc	3,365
60,093	e	Hudson’s Bay Co	772
15,185		Hyundai Department Store Co Ltd	1,641
5,498		Hyundai Home Shopping Network Corp	610
250,230	e	Imperial Holdings Ltd	3,055
990,978		Inchcape plc	8,456
1,964,828		Industria De Diseno Textil S.A.	72,852
35,725		Interpark Corp	165
11,049		Interpark INT Corp	141
24,789,865	*	Intime Retail Group Co Ltd	21,740
240,028		Isetan Mitsukoshi Holdings Ltd	2,363
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
578,000		IT Ltd	$188
32,500	e	Izumi Co Ltd	1,401
457,019		J Front Retailing Co Ltd	5,984
240,109		Jardine Cycle & Carriage Ltd	7,584
461,335	e	JB Hi-Fi Ltd	10,268
4,039,767	*	JC Penney Co, Inc	37,247
140,651		JD Sports Fashion plc	2,689
1,000,396	*,e	JD.com, Inc (ADR)	26,100
11,400	e	Jin Co Ltd	529
60,289		John Menzies plc	456
88,000		Joshin Denki Co Ltd	757
24,100	e	Joyful Honda Co Ltd	629
212,473		JUMBO S.A.	2,655
54,900	*	Jumei International Holding Ltd (ADR)	321
262,847		KappAhl Holding AB	1,340
66,087	e	Keiyo Co Ltd	338
61,429		Kering	12,395
1,398,438		Kingfisher plc	6,823
65,000	*	Kintetsu Department Store Co Ltd	225
29,738		Kirkland’s, Inc	362
360,064		Kohl’s Corp	15,753
121,800	e	Kohnan Shoji Co Ltd	2,369
18,699		Kolao Holdings	155
98,300		Komeri Co Ltd	2,392
371,000	e	Koradior Holdings Ltd	555
73,200	e	K’s Holdings Corp	1,210
401,023		L Brands, Inc	28,380
32,353	*,e	Lands’ End, Inc	469
22,700	*,e	Laox Co Ltd	164
58,527		LEADCORP, Inc	461
274,903	e	Lewis Group Ltd	821
4,501,119	e	Li & Fung Ltd	2,319
2,014,393	*	Liberty Interactive Corp	40,308
341,241	*	Liberty TripAdvisor Holdings, Inc	7,456
345,073	*	Liberty Ventures	13,758
55,497		Lithia Motors, Inc (Class A)	5,301
740,086	*	LKQ Corp	26,243
161,124		Lojas Americanas S.A.	710
690,094		Lojas Americanas S.A.(Preference)	4,284
697,745		Lojas Renner S.A.	5,250
1,105,831		Lookers plc	1,641
25,865		LOTTE Himart Co Ltd	1,044
11,082		Lotte Shopping Co Ltd	2,087
3,190,084		Lowe’s Companies, Inc	230,356
536,000	e	Luk Fook Holdings International Ltd	1,316
57,187	*,e	Lumber Liquidators, Inc	1,125
1,573,684		Macy’s, Inc	58,305
247,154	*,e	MakeMyTrip Ltd	5,833
1,226,000	e	Maoye International Holdings Ltd	122
53,825	*	MarineMax, Inc	1,128
59,290		Marisa Lojas S.A.	137
7,354,095		Marks & Spencer Group plc	31,550
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
463,723	e	Marui Co Ltd	$6,126
88,073		Matas A.S.	1,651
21,400	e	Matsuya Co Ltd	151
360,900		MBM Resources BHD	218
18,160	e	Mekonomen AB	354
565,367	*	Michaels Cos, Inc	13,665
3		Mobile World Investment Corp	0	^
78,066	e	Mobilezone Holding AG.	1,145
34,000		momo.com, Inc	229
73,334	e	Monro Muffler, Inc	4,486
275,657		Mr Price Group Ltd	3,049
230,696	*	Murphy USA, Inc	16,463
892,796	e	Myer Holdings Ltd	801
127,031		N Brown Group plc	313
1,315,151	*	NetFlix, Inc	129,608
782,532		New Carphone Warehouse plc	3,738
537,000		New World Department Store China Ltd	79
116,161		Next plc	7,190
37,200		Nishimatsuya Chain Co Ltd	565
102,812		Nitori Co Ltd	12,324
56,100		Nojima Corp	697
419,048	e	Nordstrom, Inc	21,740
1,585	*	NS Shopping Co Ltd	231
169,486		Nutri/System, Inc	5,032
413,099	*,e	Ocado Ltd	1,418
3,151,019		Office Depot, Inc	11,249
43,136	*,e	Ollie’s Bargain Outlet Holdings, Inc	1,131
768,612	*,e,g	On the Beach Group plc	2,000
207,652	*	O’Reilly Automotive, Inc	58,165
33,557	*	Overstock.com, Inc	514
1,350,100		Padini Holdings BHD	930
9,000	e	Pal Co Ltd	209
143,100		Paltac Corp	3,353
17,700		Parco Co Ltd	166
341,476	*	Parkson Holdings BHD	64
985,500	e	Parkson Retail Group Ltd	106
62,303	*,e	Party City Holdco, Inc	1,067
139,680	*,e	PC Depot Corp	699
102,839		PC Jeweller Ltd	751
97,751	e	Penske Auto Group, Inc	4,710
47,244	e	PetMed Express, Inc	958
308,340		Pets at Home Group plc	940
194,154	e	Pier 1 Imports, Inc	823
6,596,500		Pou Sheng International Holdings Ltd	2,189
72,528		Poya Co Ltd	1,081
170,969		Premier Investments Ltd	2,042
139,189	*	Priceline.com, Inc	204,815
11,000,700		PT ACE Hardware Indonesia Tbk	739
5,019,623		PT Matahari Department Store Tbk	7,128
718,700	*	PT Mitra Adiperkasa Tbk	254
7,099,600		PT Multipolar Corp Tbk	195
9,160,400		PT Ramayana Lestari Sentosa Tbk	773
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,823,200		PTG Energy PCL	$1,373
4,572,500	*	Qianhai Health Holdings Ltd	105
36,700	*,e	Qunar Cayman Islands Ltd (ADR)	1,064
1,185,023		Rakuten, Inc	15,468
878,364	e	RCG Corp Ltd	1,098
221,889	e	Rent-A-Center, Inc	2,805
88,413	*,e	Restoration Hardware Holdings, Inc	3,057
117,700	e	Right On Co Ltd	1,213
1,741,164		Ripley Corp S.A.	1,071
308,500		Robinson Department Store PCL	542
929,832		Ross Stores, Inc	59,788
16,000		Ryohin Keikaku Co Ltd	3,231
505,184		SA SA International Holdings Ltd	215
1,550,526		SACI Falabella	11,369
413,735	*,e	Sally Beauty Holdings, Inc	10,625
39,900	e	Sanrio Co Ltd	732
30,014	*,e	Sears Holdings Corp	344
24,987	*	Sears Hometown and Outlet Stores, Inc	123
168,343	*	Select Comfort Corp	3,636
290,000		Senao International Co Ltd	486
18,000	e	Senshukai Co Ltd	125
14,705	*	Seobu Truck Terminal Co Ltd	258
39,200	e	Seria Co Ltd	3,152
43,000		Shimachu Co Ltd	1,071
18,303		Shimamura Co Ltd	2,228
27,075		Shinsegae Co Ltd	4,479
2,331		Shinsegae International Co Ltd	169
32,122	e	Shoe Carnival, Inc	856
20,931		Shopper’s Stop Ltd	115
101,587	*	Shutterfly, Inc	4,535
957,970		Siam Global House PCL	402
1,419,000	e	Sichuan Xinhua Winshare Chainstore Co Ltd	1,463
136,875		Signet Jewelers Ltd	10,201
2,860,000	*,e	Sincere Watch Hong Kong Ltd	75
64,402	g	Sleep Country Canada Holdings, Inc	1,529
162,144	e	Sonic Automotive, Inc (Class A)	3,048
215,960	*,e	Sports Direct International plc	804
61,357	*	Sportsman’s Warehouse Holdings, Inc	646
10,628	*,g	SRP Groupe S.A.	230
52,327	e	Stage Stores, Inc	294
1,245,065		Staples, Inc	10,645
331,200		Start Today Co Ltd	5,699
73,741		Stein Mart, Inc	468
28,183	*,e	Stockmann Oyj Abp (B Share)	214
397,872		Super Cheap Auto Group Ltd	3,119
325,519	*	Super Group Ltd	1,007
67,221		SuperGroup plc	1,309
1,370,000		Symphony Holdings Ltd	144
40,000	e	Syuppin Co Ltd	426
144,883	e	Tailored Brands, Inc	2,275
210,819		Takashimaya Co Ltd	1,731
67,458		Takkt AG.	1,513
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,671,641		Target Corp	$114,808
34,200		Telepark Corp	489
7,322,865		Test-Rite International Co	4,503
345,601	e	Tiffany & Co	25,101
127,465	*,e	Tile Shop Holdings, Inc	2,110
101,861	*	Tilly’s, Inc	957
1,745,064		TJX Companies, Inc	130,496
9,600	*	Tokyo Base Co Ltd	215
13,300	e	Tokyo Derica Co Ltd	143
318,259		Topps Tiles plc	463
276,181		Tractor Supply Co	18,601
658,093		Trade Me Ltd	2,697
257,885	*	TripAdvisor, Inc	16,293
905,203	e	Truworths International Ltd	4,691
104,535	*	Tuesday Morning Corp	625
157,485	*	Ulta Salon Cosmetics & Fragrance, Inc	37,478
33,813		Uni-Select, Inc	824
20,099		United Arrows Ltd	490
428,881	*	Urban Outfitters, Inc	14,805
153,103		USS Co Ltd	2,591
8,041		Valora Holding AG.	2,291
120,800		Via Varejo S.A.	237
912,840	*,e	Vipshop Holdings Ltd (ADR)	13,391
55,549	*,e	Vitamin Shoppe, Inc	1,492
74,700	e	VT Holdings Co Ltd	398
216,049	e	Warehouse Group Ltd	461
114,948	*,e	Wayfair, Inc	4,526
67,960	*	West Marine, Inc	562
258,694		WH Smith plc	5,161
166,066	e	Williams-Sonoma, Inc	8,483
5,503		Winmark Corp	581
1,912,428		Woolworths Holdings Ltd	10,798
20,800		Xebio Co Ltd	312
316,404	g	XXL ASA	4,337
511,285		Yamada Denki Co Ltd	2,536
19,200		Yellow Hat Ltd	395
84,701	*,e	Yoox S.p.A	2,625
97,052	*,g	Zalando SE	4,055
617,523		Zhongsheng Group Holdings Ltd	591
4,465	*	zooplus AG.	647
38,681	*	Zumiez, Inc	696
		TOTAL RETAILING	4,633,970

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
13,216	*,e	Acacia Communications, Inc	1,365
193,615		A-DATA Technology Co Ltd	309
177,967	*	Advanced Energy Industries, Inc	8,421
6,916,284	*,e	Advanced Micro Devices, Inc	47,792
62,960,968		Advanced Semiconductor Engineering, Inc	75,614
1,367,078	e	Advanced Semiconductor Engineering, Inc (ADR)	8,079
131,000		Advanced Wireless Semiconductor Co	214
343,700	e	Advantest Corp	4,656
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
86,989	*,e	Aixtron AG.	$529
168,466	*	Alpha & Omega Semiconductor Ltd	3,659
149,188	*,e	Ambarella, Inc	10,982
260,932	*	Amkor Technology, Inc	2,536
54,249	e	ams AG.	1,763
1,021,255	e	Analog Devices, Inc	65,820
7,037,301		Applied Materials, Inc	212,175
172,833	*	Applied Micro Circuits Corp	1,201
359,738		Ardentec Corp	275
19,362	*	Asia Pacific Systems, Inc	434
38,752		ASM International NV	1,584
402,504	e	ASM Pacific Technology	3,332
21,000		ASMedia Technology, Inc	183
620,480		ASML Holding NV	67,999
19,000		ASPEED Technology, Inc	274
30,371	*	Atto Co Ltd	204
68,280	*	Axcelis Technologies, Inc	907
166,104		BE Semiconductor Industries NV	5,667
1,738,750		Broadcom Ltd	299,969
167,569		Brooks Automation, Inc	2,281
54,799		Cabot Microelectronics Corp	2,899
163,066	*,e	Cavium, Inc	9,490
54,491	*	Ceva, Inc	1,911
870,000	e	China Electronics Corp Holdings Co Ltd	209
11,538	*,e,m	China Energy Savings Technology, Inc	0
2,926,000	*	China Soft Power Technology Holdings Ltd	78
549,000		Chipbond Technology Corp	808
600,000		ChipMOS Technologies, Inc	583
270,693	*	Cirrus Logic, Inc	14,387
82,195		Cohu, Inc	965
192,170	*,e	Cree, Inc	4,943
812,010	e	Cypress Semiconductor Corp	9,874
96,923		Dainippon Screen Manufacturing Co Ltd	6,248
63,874	*	Dialog Semiconductor plc	2,463
90,226	*	Diodes, Inc	1,925
36,472		Disco Corp	4,320
29,455	*	Dongbu HiTek Co Ltd	479
83,095	*	DSP Group, Inc	998
370,000		Elan Microelectronics Corp	437
748,080		Elite Advanced Laser Corp	2,701
235,000		Elite Semiconductor Memory Technology, Inc	267
64,571		eMemory Technology, Inc	693
328,795	*	Entegris, Inc	5,728
8,093		Eo Technics Co Ltd	478
918,000		Epistar Corp	699
322,167	*	E-Ton Solar Tech Co Ltd	102
12,242		Eugene Technology Co Ltd	215
366,000		Everlight Electronics Co Ltd	588
151,680	*	Exar Corp	1,412
200,060		Faraday Technology Corp	206
205,336	*,e	First Solar, Inc	8,109
375,000		Forhouse Corp	155
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
264,709	*	Formfactor, Inc	$2,872
263,000		Formosa Advanced Technologies Co Ltd	190
13,745,308	e	GCL Poly Energy Holdings Ltd	1,842
22,605	*	GemVax & Kael Co Ltd	358
25,686		Giga Solar Materials Corp	305
287,986	*	Gigastorage Corp	212
144,532	*,e	GigOptix, Inc	340
378,273	*	Gintech Energy Corp	261
81,000		Global Unichip Corp	196
124,000		Globalwafers Co Ltd	306
193,500		Globetronics Technology BHD	171
976,000		Greatek Electronics, Inc	1,245
241,561	*	Green Energy Technology, Inc	140
12,960	*	G-SMATT GLOBAL Co Ltd	326
1,309,600		Hana Microelectronics PCL (Foreign)	1,203
58,405		Hanmi Semiconductor Co Ltd	737
13,437	*	Hansol LCD, Inc	199
54,901		Hermes Microvision, Inc	2,391
157,000		Holtek Semiconductor, Inc	252
885,000	g	Hua Hong Semiconductor Ltd	1,032
723,281		Hynix Semiconductor, Inc	26,552
217,117	*,e	Imagination Technologies Group plc	694
11,020	*	Impinj, Inc	412
1,697,824		Infineon Technologies AG.	30,275
2,755,718	*	Inotera Memories, Inc	2,432
171,606	*,e	Inphi Corp	7,467
471,493	*	Integrated Device Technology, Inc	10,891
14,245,867		Intel Corp	537,781
311,997		Intersil Corp (Class A)	6,842
7,581		ISC Co Ltd	149
113,691		IXYS Corp	1,370
37,900	*,e	JA Solar Holdings Co Ltd (ADR)	228
20,700	*	Japan Material Co Ltd	784
19,600	*,e	JinkoSolar Holding Co Ltd (ADR)	310
33,976	*	Jusung Engineering Co Ltd	328
89,268		KC Tech Co Ltd	1,397
1,039,000		King Yuan Electronics Co Ltd	924
247,000		Kinsus Interconnect Technology Corp	578
278,294		Kla-Tencor Corp	19,400
10,500		Koh Young Technology, Inc	437
186,250	*,e	Kopin Corp	406
1,199	*	Kulicke & Soffa Industries, Inc	15
1,142,486	e	Lam Research Corp	108,205
46,800		Land Mark Optoelectronics Corp	519
11,890,000	*	Landing International Development	309
279,268	*	Lattice Semiconductor Corp	1,812
9,439		LEENO Industrial Inc	386
344,726		Lextar Electronics Corp	158
576,328		Linear Technology Corp	34,170
150,048		Lite-On Semiconductor Corp	113
36,997		Lumens Co Ltd	142
53,652	*,e	MA-COM Technology Solutions	2,272
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
228,800		Malaysian Pacific Industries BHD	$432
3,775	*,e	Manz Automation AG.	153
1,661,050		Marvell Technology Group Ltd	22,042
1,225,763		Maxim Integrated Products, Inc	48,945
220,589	*	MaxLinear, Inc	4,471
2,150,894		MediaTek, Inc	16,514
14,200	e	Megachips Corp	291
46,964		Melexis NV	3,374
304,704	*,e	Mellanox Technologies Ltd	13,178
74,452	*,e	Meyer Burger Technology AG.	254
557,537	e	Microchip Technology, Inc	34,645
5,165,556	*,n	Micron Technology, Inc	91,844
29,200	e	Micronics Japan Co Ltd	392
659,805	*	Microsemi Corp	27,699
47,400		Mimasu Semiconductor Industry Co Ltd	562
15,800		Mitsui High-Tec, Inc	109
135,077		MKS Instruments, Inc	6,717
89,870		Monolithic Power Systems, Inc	7,235
342,000	*	Motech Industries, Inc	348
65,188	*	Nanometrics, Inc	1,456
720,000		Nanya Technology Corp	905
727,324		Neo Solar Power Corp	379
151,569	*	NeoPhotonics Corp Ltd	2,477
101,855	*,e	Nordic Semiconductor ASA	498
597,752		Novatek Microelectronics Corp Ltd	2,118
11,200	e	Nuflare Technology, Inc	585
11,025		NVE Corp	650
1,853,746		Nvidia Corp	127,019
890,672	*	NXP Semiconductors NV	90,857
2,674,434	*	ON Semiconductor Corp	32,949
30,000		On-Bright Electronics, Inc	216
555,000	*	Orient Semiconductor Electronics Ltd	224
214,127		Orise Technology Co Ltd	259
57,401		Parade Technologies Ltd	588
92,050	*	PDF Solutions, Inc	1,673
741,895		Phison Electronics Corp	5,666
191,760	*	Photronics, Inc	1,977
111,613		Pixart Imaging, Inc	249
107,388		Power Integrations, Inc	6,769
3,345,197		Powertech Technology, Inc	8,694
390,376	*	Qorvo, Inc	21,760
3,892,092		Qualcomm, Inc	266,608
413,000		Radiant Opto-Electronics Corp	675
252,228	*	Rambus, Inc	3,153
1,688,333		Realtek Semiconductor Corp	5,572
1,770,274	*,e	REC Silicon ASA	248
151,291		Rohm Co Ltd	7,975
67,802	*	Rudolph Technologies, Inc	1,203
167,577		Samsung Electronics Co Ltd	244,120
29,619		Samsung Electronics Co Ltd (Preference)	34,796
88,000		Sanken Electric Co Ltd	284
48,110,487	*	Semiconductor Manufacturing International	5,420
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
230,358	*	Semtech Corp	$6,388
35,116		Seoul Semiconductor Co Ltd	471
218,000	*,e	Shanghai Fudan Microelectronics Group Co Ltd	181
55,000		Shindengen Electric Manufacturing Co Ltd	217
225,000	*	Shinkawa Ltd	1,573
339,600		Shinko Electric Industries	1,922
35,000		ShunSin Technology Holding Ltd	156
88,479	*	Sigma Designs, Inc	689
303,000		Sigurd Microelectronics Corp	227
47,934		Silergy Corp	711
108,075	*	Silicon Laboratories, Inc	6,355
49,831		Silicon Works Co Ltd	1,356
2,249,807		Siliconware Precision Industries Co	3,379
23,707	*	Siltronic AG.	627
486,000		Sino-American Silicon Products, Inc	511
578,000		Sitronix Technology Corp	1,916
437,084		Skyworks Solutions, Inc	33,280
9,198	e	SMA Solar Technology AG.	294
1,131,435		STMicroelectronics NV	9,247
56,651	*	STS Semiconductor & Telecommunications	128
225,600	e	Sumco Corp	1,856
460,000		Sunplus Technology Co Ltd	170
107,272	*,e	SunPower Corp	957
5,309,600		SVI PCL (Foreign)	715
194,000		Taiwan Semiconductor Co Ltd	229
48,310,996		Taiwan Semiconductor Manufacturing Co Ltd	283,979
954,288		Taiwan Surface Mounting Technology Co Ltd	805
394,580		Teradyne, Inc	8,515
220,344		Tessera Technologies, Inc	8,470
2,127,964		Texas Instruments, Inc	149,341
4,571		Tokai Carbon Korea Co Ltd	132
253,181		Tokyo Electron Ltd	22,377
58,300		Tokyo Seimitsu Co Ltd	1,556
543,511		Topco Scientific Co Ltd	1,476
14,831		Toptec Co Ltd	265
65,279	*	Tower Semiconductor Ltd	975
1,746,000	*,m	Trony Solar Holdings Co Ltd.	2
219,800	m	TrueLight Corp	450
18,806		U-Blox AG.	4,071
10,100	e	UKC Holdings Corp	166
86,229	*	Ultra Clean Holdings	639
50,831	*	Ultratech, Inc	1,173
107,400		Ulvac, Inc	3,210
1,548,900		Unisem M BHD	945
28,631,871		United Microelectronics Corp	10,573
3,257,228		Vanguard International Semiconductor Corp	6,120
121,284	*	Veeco Instruments, Inc	2,381
221,425	m	Visual Photonics Epitaxy Co Ltd	314
332,503		Win Semiconductors Corp	978
2,534,000		Winbond Electronics Corp	819
23,269	*	WONIK IPS Co Ltd	542
126,050	*	Xcerra Corp	764
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,501,420		Xilinx, Inc	$81,587
140,000		XinTec, Inc	153
4,648,000	e	Xinyi Solar Holdings Ltd	1,753
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,550,243

SOFTWARE & SERVICES - 10.3%
82,600	*,e	21Vianet Group, Inc (ADR)	657
83,262	*,e	2U, Inc	3,188
110,300	*,e	58.COM, Inc (ADR)	5,257
569,447	*	A10 Networks, Inc	6,087
2,152,302		Accenture plc	262,947
267,402	*	ACI Worldwide, Inc	5,182
1,651,438		Activision Blizzard, Inc	73,159
5,391	*	Actoz Soft Co Ltd	88
150,173	*	Actua Corp	1,945
209,345	*	Acxiom Corp	5,579
16,000		Addcn Technology Co Ltd	124
2,369,761	*	Adobe Systems, Inc	257,214
2,424,000	*	AGTech Holdings Ltd	484
5,839		Ahnlab, Inc	332
282,148	*	Akamai Technologies, Inc	14,951
23,985	*,e	Alarm.com Holdings, Inc	692
2,269,642	*	Alibaba Group Holding Ltd (ADR)	240,105
44,736	*,e	ALJ Regional Holdings, Inc	210
183,549	*	Alliance Data Systems Corp	39,377
249,787		Alpha Systems, Inc	4,109
953,908	*	Alphabet, Inc (Class A)	766,999
1,140,904	*	Alphabet, Inc (Class C)	886,813
60,586		Alten	4,238
230,538	e	Altium Ltd	1,633
382,440		Altran Technologies S.A.	5,655
617,220		Amadeus IT Holding S.A.	30,807
96,908	*	Amber Road, Inc	935
1,149,486		Amdocs Ltd	66,498
60,185	*	American Software, Inc (Class A)	668
92,039	*,e	Angie’s List, Inc	912
147,682	*	Ansys, Inc	13,677
32,665	*,e	Apigee Corp	568
20,008	*,e	Appfolio, Inc	389
330,856	*	Aspen Technology, Inc	15,481
174,179		Asseco Poland S.A.	2,539
24,300	e	Ateam, Inc	570
32,641	*	Atlassian Corp plc	978
273,205		Atos Origin S.A.	29,413
1,868,601	g	Auto Trader Group plc	9,823
61,402	*	Autobytel, Inc	1,093
384,472	*	Autodesk, Inc	27,809
1,066,292		Automatic Data Processing, Inc	94,047
52,582		Aveva Group plc	1,359
17,806		Axway Software S.A.	564
594,009	*,e	Baidu, Inc (ADR)	108,151
141,310	*	Bankrate, Inc	1,198
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
19,300	*,e	Baozun, Inc (ADR)	$291
115,897	*	Barracuda Networks, Inc	2,953
423,553	*	Bazaarvoice, Inc	2,503
36,717		Bechtle AG.	4,251
30,244	*,e	Benefitfocus, Inc	1,207
22,500	*,e	Bitauto Holdings Ltd (ADR)	654
45,731	*,e	Black Knight Financial Services, Inc	1,870
109,910		Blackbaud, Inc	7,291
130,576	*	Blackhawk Network Holdings, Inc	3,939
89,340	*	Blucora, Inc	1,001
501,078		Booz Allen Hamilton Holding Co	15,839
119,020	*	Bottomline Technologies, Inc	2,774
194,142	*,e	Box, Inc	3,060
999,000	*	Boyaa Interactive International Ltd	592
161,960	*	Brightcove, Inc	2,114
17,100		Broadleaf Co Ltd	188
287,778		Broadridge Financial Solutions, Inc	19,508
67,447	*,e	BroadSoft, Inc	3,140
23,900		Brogent Technologies, Inc	160
1,558,263		CA, Inc	51,547
70,000	*	CAC Holdings Corp	595
59,647	*	CACI International, Inc (Class A)	6,018
771,028	*	Cadence Design Systems, Inc	19,684
137,301	*	Callidus Software, Inc	2,519
13,324	e	Cancom SE	696
416,431		Cap Gemini S.A.	40,828
51,286		Capcom Co Ltd	1,262
61,387	*	Carbonite, Inc	943
105,160	*	Cardtronics plc	4,690
90,519	*	Care.com, Inc	902
266,953		carsales.com Ltd	2,453
25,098		Cass Information Systems, Inc	1,422
198,234	*	CD Projekt Red S.A.	2,067
317,887		CDK Global, Inc	18,234
12,082	*,m	Cegid Group S.A.	14
321,490	*	CGI Group, Inc	15,313
10,900	*	Changyou.com Ltd (ADR)	297
60,800		Chanjet Information Technology Co Ltd	75
90,562	*	ChannelAdvisor Corp	1,171
236,310	*,e	Check Point Software Technologies	18,340
25,900	*,e	Cheetah Mobile, Inc (ADR)	323
620,000	*,e	China City Railway Transportation Technology Holdings Co Ltd	125
1,722,000	*,e	Chinasoft International Ltd	801
1,645,832		Cielo S.A.	16,452
160,158	*,e	Cimpress NV	16,205
350,871	*	Citrix Systems, Inc	29,901
1,452,915	*	Cognizant Technology Solutions Corp (Class A)	69,319
84,000	e	COLOPL, Inc	1,311
9,060	*	Com2uSCorp	827
78,669	*	CommerceHub, Inc	1,252
52,490	*	CommerceHub, Inc (Series A)	829
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
189,036	*	Commvault Systems, Inc	$10,043
149,388		Computer Modelling Group Ltd	1,117
583,096		Computer Sciences Corp	30,443
675,062		Computershare Ltd	5,354
134,936	*	comScore, Inc	4,137
26,354		Constellation Software, Inc	11,880
207,375		Convergys Corp	6,308
40,200	*,e	COOKPAD, Inc	386
195,681	*	Cornerstone OnDemand, Inc	8,992
70,137	*	CoStar Group, Inc	15,187
58,200	*,e	CROOZ, Inc	1,317
73,360		CSG Systems International, Inc	3,032
712,839		CSRA, Inc	19,175
88,869	*	Cvent, Inc	2,818
249,250	*	CyberArk Software Ltd	12,355
82,567		Cyberlink Corp	178
106,679		Cyient Ltd	756
26,054		Daou Technology, Inc	517
193,297		Dassault Systemes S.A.	16,780
73,641	*,e	Datalink Corp	781
501,400		Datasonic Group BHD	188
1,315,023	*	Dell Technologies, Inc-VMware Inc	62,858
252,300		Dena Co Ltd	9,174
83,473	*	Descartes Systems Group, Inc	1,796
4,179	*	Devsisters Co Ltd	108
87,698		DH Corp	1,896
326,367	*	DHI Group, Inc	2,575
20,380	*,e	Digimarc Corp	782
30,800	e	Digital Garage, Inc	593
56,800	e	Dip Corp	1,768
7,852	*	DoubleUGames Co Ltd	260
154,694		DST Systems, Inc	18,242
56,300		DTS Corp	1,254
18,279		DuzonBIzon Co Ltd	362
736,647		EarthLink Holdings Corp	4,567
3,613,667	*	eBay, Inc	118,890
58,450	e	Ebix, Inc	3,323
30,270		eClerx Services Ltd	684
70,267		Econocom Group	1,055
1,266,155	*	Electronic Arts, Inc	108,130
104,439	*	Ellie Mae, Inc	10,997
91,915		Ementor ASA	931
135,406	*,e	Endurance International Group Holdings, Inc	1,185
68,647	*,e	EnerNOC, Inc	371
15,925		Enghouse Systems Ltd	638
96,498	*	Envestnet, Inc	3,517
109,882		EOH Holdings Ltd	1,343
140,198	*	EPAM Systems, Inc	9,717
11,525		EPIQ Systems, Inc	190
182,192	g	Equiniti Group plc	471
126,247	*	Euronet Worldwide, Inc	10,331
488,807		EVERTEC, Inc	8,202
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
87,440	*	Everyday Health, Inc	$672
37,341	*,e	EXA Corp	599
133,531	*	ExlService Holdings, Inc	6,655
40,400	e	F@N Communications, Inc	298
8,056,827	*	Facebook, Inc	1,033,449
106,933		Fair Isaac Corp	13,323
278,400	*	Fang Holdings Ltd (ADR)	1,250
421,500	e,g	Feiyu Technology International Co Ltd	74
1,500	*,e	FFRI, Inc	53
839,254		Fidelity National Information Services, Inc	64,648
361,074	*,e	FireEye, Inc	5,319
391,457	*	First American Corp	15,353
870,263	*	First Data Corp	11,453
574,246	*	Fiserv, Inc	57,120
202,696	*	Five9, Inc	3,178
330,931	*	FleetCor Technologies, Inc	57,493
105,384	*	FleetMatics Group plc	6,321
15,612		Formula Systems 1985 Ltd	607
23,622		Forrester Research, Inc	919
475,179	*	Fortinet, Inc	17,548
75,856		F-Secure Oyj	287
84,000	e	FUJI SOFT, Inc	2,355
60,000	*	Fujitsu Broad Solution & Consulting, Inc	480
5,908,592		Fujitsu Ltd	31,798
74,000		Future Architect, Inc	552
13,489	*	GameHi Co Ltd	98
4,588	*	Gamevil, Inc	261
198,421	*	Gartner, Inc	17,550
626,587	*	Genpact Ltd	15,007
13,718		GFT Technologies AG.	283
197,678	*	Gigamon, Inc	10,833
622,818		Global Payments, Inc	47,808
17,287	*	Global Sources Ltd	147
65,185	*,e	Globant S.A.	2,746
219,127	*,e	Glu Mobile, Inc	491
87,700	e	GMO internet, Inc	1,179
32,300	e	GMO Payment Gateway, Inc	1,688
100,858	*,e	GoDaddy, Inc	3,483
131,647	*,e	Gogo, Inc	1,453
2,910		Golfzon co Ltd	181
25,000		Gourmet Navigator, Inc	688
81,250	*	Gravity Co Ltd (ADR)	442
88,100	e	Gree, Inc	495
626,934	*,e	GrubHub, Inc	26,952
15,553	*	G-treeBNT Co Ltd	251
63,244	*	GTT Communications, Inc	1,488
59,819	*	Guidance Software, Inc	357
259,525	*	Guidewire Software, Inc	15,566
1,142,814	e	GungHo Online Entertainment Inc	2,808
15,909		Haansoft, Inc	250
194,182		Hackett Group, Inc	3,208
340,195		Hansen Technologies Ltd	1,221
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
480,000	*,e	HC International, Inc	$359
846,086		HCL Technologies Ltd	10,179
90,387		Hexaware Technologies Ltd	257
1,707,000	*,e	Hi Sun Technology China Ltd	301
97,179	*,e	Hortonworks, Inc	811
67,897	*	HubSpot, Inc	3,912
813,196		IAC/InterActiveCorp	50,800
4,123,000	e	IGG, Inc	2,763
108,563	*	Imperva, Inc	5,831
134,974	*,e	inContact, Inc	1,887
88,051	*,e	Indra Sistemas S.A.	1,181
4,063		Industrial & Financial Systems	188
598,900		Ines Corp	6,857
101,795		Info Edge India Ltd	1,301
266,499	*	Infoblox, Inc	7,028
19,300	*	Infocom Corp	281
841,400	e	Infomart Corp	9,799
76,237	*,e	Information Services Group, Inc	304
11,400		Information Services International-Dentsu Ltd	214
2,717,197		Infosys Technologies Ltd	42,258
42,925	*,e	Instructure, Inc	1,089
41,644	*	Interactive Intelligence, Inc	2,504
1,977,529	e	International Business Machines Corp	314,130
50,000		International Games System Co Ltd	335
24,500		Internet Initiative Japan, Inc	460
104,037	*	InterXion Holding NV	3,768
381,775	*	Intralinks Holdings, Inc	3,841
1,267,876		Intuit, Inc	139,479
104,396		iomart Group plc	376
359,466		Iress Market Technology Ltd	3,263
169,699	e	iSentia Group Ltd	500
122,900	e	Istyle, Inc	1,005
175,360		IT Holdings Corp	4,552
146,800		Itochu Techno-Science Corp	3,777
110,662	e	j2 Global, Inc	7,371
141,954		Jack Henry & Associates, Inc	12,144
6,277	*	JCEntertainment Corp	148
2,100	*,e	JIG-SAW, Inc	138
133,468	*,e	Jive Software, Inc	569
34,249		Just Dial Ltd	223
983,397	*	Just Eat plc	6,818
31,600		Justsystems Corp	280
46,102		Kainos Group plc	104
95,420		Kakaku.com, Inc	1,728
29,695	e	Kakao Corp	2,215
29,400		Kanematsu Electronics Ltd	558
8,863		KCP Co Ltd	153
13,674		Kginicis Co Ltd	168
10,204		KGMobilians Co Ltd	94
285,979	*	Kinaxis, Inc	14,568
1,792,000	e	Kingdee International Software Group Co Ltd	715
968,061	e	Kingsoft Corp Ltd	2,313
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
100,000	*,e	KLab, Inc	$625
203,368	e	Konami Corp	7,858
21,400	*,e	KongZhong Corp (ADR)	144
11,919	*	Korea Information & Communications Co Ltd	128
9,452		Korea Information Certificate Authority, Inc	72
360,732		KPIT Cummins Infosystems Ltd	674
13,649	*	KT Hitel Co Ltd	98
502,312		Leidos Holdings, Inc	21,740
282,572	*,e	Limelight Networks, Inc	528
192,984		Link Administration Holdings Ltd	1,224
265,975	*	LinkedIn Corp	50,833
92,767		Linx S.A.	553
138,723	*	Lionbridge Technologies	694
130,783	*,e	Liquidity Services, Inc	1,470
241,322	*	Liveperson, Inc	2,030
77,516	e	LogMeIn, Inc	7,007
11,338	*,e	Majesco	58
374,397	*	Manhattan Associates, Inc	21,573
58,716		Mantech International Corp (Class A)	2,213
96,916		Marchex, Inc (Class B)	268
93,000	e	Marvelous AQL, Inc	726
3,792,110		MasterCard, Inc (Class A)	385,923
54,668	*,e	Match Group, Inc	973
81,617		Matrix IT Ltd	589
162,623		MAXIMUS, Inc	9,198
157,232	*,e	MeetMe, Inc	975
445,331		Mentor Graphics Corp	11,775
398,322		Micro Focus International plc	11,338
23,988,745		Microsoft Corp	1,381,752
191,987	*	MicroStrategy, Inc (Class A)	32,146
30,714	*,e	MINDBODY, Inc	604
174,690		MindTree Ltd	1,268
73,517	*,e	Mitek Systems, Inc	609
4,900		Mitsubishi Research Institute, Inc	154
172,030	e	Mixi Inc	6,233
104,690	*,e	MobileIron, Inc	288
480,593	*,e	Mobileye NV	20,459
54,683	*	Model N, Inc	608
31,200	*	Momo, Inc (ADR)	702
89,421	*	MoneyGram International, Inc	635
1,479,514		Moneysupermarket.com Group plc	5,754
186,039		Monotype Imaging Holdings, Inc	4,113
212,413	*	Monster Worldwide, Inc	767
3,100	*,e	Morpho, Inc	142
122,889		Mphasis Ltd	962
122,100		MTI Ltd	754
5,745,400		My EG Services BHD	3,176
209,011		MYOB Ltd	600
69,570	*,e	Myriad Group AG.	202
852,000	*,e	National Agricultural Holdings Ltd	153
43,441		Naver Corp	34,973
13,980	e	NCI, Inc (Class A)	162
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
48,872		NCsoft	$13,183
19,400		NEC Networks & System Integration Corp	330
56,938		Nemetschek AG.	3,492
12,996	*	Neowiz Games Corp	142
260,300		NET One Systems Co Ltd	1,814
162,000		NetDragon Websoft, Inc	567
181,000		Netease.com (ADR)	43,581
146,451		NetEnt AB	1,341
46,219	*	NetSuite, Inc	5,116
123,651	*,e	NeuStar, Inc (Class A)	3,288
51,010	*,e	New Relic, Inc	1,955
29,680,000	*	New Sports Group Ltd	470
163,764		Nexon Co Ltd	2,572
224,117	*,e	NEXTDC Ltd	727
12,843	*	NHN Entertainment Corp	699
285,572		NIC, Inc	6,711
5,361		Nice Information & Telecommunication, Inc	176
66,644		Nice Systems Ltd	4,438
265,100		Nihon Unisys Ltd	3,408
56,041		NIIT Technologies Ltd	354
161,319		Nintendo Co Ltd	43,194
34,500		Nippon System Development Co Ltd	554
120,240		Nomura Research Institute Ltd	4,150
71,400	*,e	NQ Mobile, Inc (ADR)	273
69,600		NS Solutions Corp	1,216
144,251		NTT Data Corp	7,205
707,265	*	Nuance Communications, Inc	10,255
32,330	*	Numerex Corp	252
139,941	*	Nutanix, Inc	5,178
8,400	e	OBIC Business Consultants Ltd	406
61,600		Obic Co Ltd	3,280
307,902		Open Text Corp	19,944
98,206		Opera Software ASA	682
669,640	*	Optimal Payments plc	3,868
15,161,969		Oracle Corp	595,562
103,949		Oracle Corp Japan	5,873
26,995		Otsuka Corp	1,282
291,000	e	Ourgame International Holdings Ltd	150
413,700		Pacific Online	106
754,246	*,e	Pandora Media, Inc	10,808
30,978	*,e	Park City Group, Inc	366
764,465		Paychex, Inc	44,240
102,031	*,e	Paycom Software, Inc	5,115
49,543	*,e	Paylocity Holding Corp	2,203
5,473,292	*	PayPal Holdings, Inc	224,241
85,938		PC Home Online	1,017
263,000	e	PCA Corp	2,980
5,240,000	*	Peace Map Holding Ltd	106
192,843		Pegasystems, Inc	5,687
90,230	*	Perficient, Inc	1,818
61,084		Persistent Systems Ltd	588
60,078	*	PFSweb, Inc	536
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
20,100	*	Phoenix New Media Ltd (ADR)	$78
107,994	*	Planet Payment, Inc	401
397,274		Playtech Ltd	4,689
116,867		Polaris Software Lab Ltd	281
49,931		POSDATA Co Ltd	260
218,633	*	Progress Software Corp	5,947
139,217	*,e	Proofpoint, Inc	10,420
84,186	*	PROS Holdings, Inc	1,903
346,078	*	PTC, Inc	15,335
59,615	*	Q2 Holdings, Inc	1,709
32,573		QAD, Inc (Class A)	729
145,088	*	Qualys, Inc	5,541
95,379	*	QuinStreet, Inc	288
146,296	*,e	Quotient Technology, Inc	1,947
253,671	*	Rackspace Hosting, Inc	8,039
46,998	*,e	Rapid7, Inc	830
57,236	*,e	RealNetworks, Inc	255
227,199	*	RealPage, Inc	5,839
447,963	*	Red Hat, Inc	36,209
136,550	e	Redcentric plc	315
34,444		Reis, Inc	705
76,400	*,e	RENREN,Inc (ADR)	157
2,450,000	*,e	Rentian Technology Holdings Ltd	178
9,404		Reply S.p.A.	1,236
180,354	*	RetailMeNot, Inc	1,784
64,716	e	RIB Software AG.	797
247,924		Rightmove plc	13,565
24,886	*	Rightside Group Ltd	226
217,769	*	RingCentral, Inc	5,152
233,299		Rolta India Ltd	214
69,074	*,e	Rosetta Stone, Inc	586
215,781	*	Rubicon Project, Inc	1,787
427,900		Sabre Corp	12,058
112,566		SafeCharge International Group Ltd	321
1,851,129		Sage Group plc	17,687
37,486		Saipens International Corp NV	487
2,968,307	*,n	Salesforce.com, Inc	211,729
829,300		Samart Corp PCL	331
35,069		Samsung SDS Co Ltd	4,934
1,034,437		SAP AG.	94,602
57,553	e	Sapiens International Corp NV	735
7,790		SBSi Co Ltd	71
136,615		Science Applications International Corp	9,477
467,125	*,g	Scout24 AG.	15,734
11,218	*	SecureWorks Corp	140
1,686,409	*	ServiceNow, Inc	133,479
169,746	*,e	ServiceSource International LLC	828
216,260		Shanghai Baosight Software Co Ltd	402
86,951	*	Shopify, Inc	3,731
70,327	*,e	Shutterstock, Inc	4,480
88,390	*	Silver Spring Networks, Inc	1,253
2,439,700		Silverlake Axis Ltd	1,184
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
42,564		SimCorp AS	$2,470
96,798	*	Sina Corp	7,147
6,440,000	*	Sino-I Technology Ltd	90
525,600	e	Sinosoft Technology Group Ltd	256
80,800	e	SMS Co Ltd	2,161
218,318		Softcat plc	906
47,961		Software AG.	2,033
101,540		Soft-World International Corp	217
49,730	*,e	Sohu.com, Inc	2,201
447,272		Sonda S.A.	866
213,084	e,g	Sophos Group plc	735
11,766	e	Sopra Group S.A.	1,381
222,082	*	Splunk, Inc	13,032
46,757	*	SPS Commerce, Inc	3,432
162,727		Square Enix Co Ltd	5,611
316,254	*,e	Square, Inc	3,688
351,604		SS&C Technologies Holdings, Inc	11,304
72,021	*,e	Stamps.com, Inc	6,807
137,750	*,e	Starbreeze AB	373
109,342		Sumisho Computer Systems Corp	4,425
4,385	*	SundayToz Corp	140
1,276,000		SUNeVision Holdings Ltd	621
162,104	*	Sykes Enterprises, Inc	4,560
6,731,455		Symantec Corp	168,960
98,369	*	Synchronoss Technologies, Inc	4,051
341,956	*	Synopsys, Inc	20,295
134,679	*,e	Syntel, Inc	5,644
14,200	*	Systena Corp	272
175,000		Systex Corp	296
72,284	*	Tableau Software, Inc	3,995
561,019	*,e	Take-Two Interactive Software, Inc	25,291
72,168	*	Tangoe, Inc	595
667,528		Tata Consultancy Services Ltd	24,395
7,449		Tata Elxsi Ltd	156
393,601		Tech Mahindra Ltd	2,488
186,875		Technology One Ltd	855
50,020	*	TechTarget, Inc	403
55,500		Tecmo Koei Holdings Co Ltd	1,100
109,218	*	TeleNav, Inc	626
66,807		TeleTech Holdings, Inc	1,937
52,755		Temenos Group AG.	3,327
11,052,004		Tencent Holdings Ltd	307,268
519,663	*	Teradata Corp	16,110
387,000	e,g	Tian GE Interactive Holdings Ltd	275
45,474		Tietoenator Oyj	1,435
275,186	*	TiVo Corp	5,361
14,700	e	TKC	458
639,760		Total System Services, Inc	30,165
123,133		Totvus S.A.	1,150
26,900		Trans Cosmos, Inc/Japan	712
665,256		Travelport Worldwide Ltd	9,999
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,072,000		Travelsky Technology Ltd	$2,559
111,103		Trend Micro, Inc	3,876
127,272	*,e	TrueCar, Inc	1,201
50,622	*,e	TubeMogul, Inc	474
2,741	*	Twilio, Inc	176
1,510,993	*,e	Twitter, Inc	34,828
67,258	*	Tyler Technologies, Inc	11,517
73,135	*	Ubisoft Entertainment	2,763
86,165	*	Ultimate Software Group, Inc	17,611
316,002	*,e	Unisys Corp	3,078
27,380		United Internet AG.	1,213
9,700	e	UNITED, Inc	150
3,110,000	e	V1 Group Ltd	162
1,656,524		Vakrangee Ltd	5,962
389,488	*	Vantiv, Inc	21,916
35,630	*	Varonis Systems, Inc	1,072
73,114	*	Vasco Data Security International	1,288
182,992	*	Verint Systems, Inc	6,886
293,804	*,e	VeriSign, Inc	22,987
120,114	*,e	VirnetX Holding Corp	368
90,580	*	Virtusa Corp	2,236
7,958,330		Visa, Inc (Class A)	658,154
557,660	*,e	VMware, Inc (Class A)	40,904
86,335	*,e	WebMD Health Corp (Class A)	4,291
106,978	*	Website Pros, Inc	1,848
14,879	*	Webzen, Inc	233
9,680	*	Weibo Corp (ADR)	485
8,510	*	WeMade Entertainment Co Ltd	151
1,269,421	e	Western Union Co	26,429
123,919	*	WEX, Inc	13,394
972,220		Wipro Ltd	6,999
356,922	e	Wirecard AG.	18,541
72,739	*	Wix.com Ltd	3,159
148,803	*	Workday, Inc	13,644
64,263	*,e	Workiva, Inc	1,165
36,892	*,g	Worldline S.A.	1,116
6,719,563	*,g	Worldpay Group plc	25,764
54,743	*	Xactly Corp	806
77,501	*	Xero Ltd	1,094
4,068,884		Xerox Corp	41,218
2,259		XING AG.	475
119,112	*	XO Group, Inc	2,302
88,942		XPEC Entertainment, Inc	96
25,900	*	Xunlei Ltd (ADR)	140
5,442,200		Xurpas, Inc	1,641
1,429,748		Yahoo! Japan Corp	5,703
2,169,359	*	Yahoo!, Inc	93,499
341,535	*,e	Yelp, Inc	14,242
37,700	*,e	YY, Inc (ADR)	2,009
190,260	*	Zendesk, Inc	5,843
11,179		Zensar Technologies Ltd	167
104,964	*,e	Zillow Group, Inc	3,616
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
219,444	*,e	Zillow Group, Inc (Class C)	$7,604
254,435	*	Zix Corp	1,043
547,475	g	Zoopla Property Group plc	2,308
2,055,569	*	Zynga, Inc	5,982
		TOTAL SOFTWARE & SERVICES	11,734,373

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
307,435	*,e	3D Systems Corp	5,518
856,422	e	AAC Technologies Holdings, Inc	8,653
153,092	*	accesso Technology Group plc	2,915
2,602,292		Accton Technology Corp	4,067
2,809,762		Acer, Inc	1,310
107,492		Adlink Technology, Inc	219
112,164		Adtran, Inc	2,147
36,411	*,e	ADVA AG. Optical Networking	367
40,000		Advanced Ceramic X Corp	281
332,583		Advantech Co Ltd	2,863
54,246	*,e	Aerohive Networks, Inc	330
39,361	*	Agilysys, Inc	438
30,200	e	Ai Holdings Corp	728
284,400		Alpha Networks, Inc	176
595,000		Alps Electric Co Ltd	14,362
124,400		Amano Corp	1,989
618,538		Amphenol Corp (Class A)	40,155
980,037	*	Anixter International, Inc	63,212
113,900		Anritsu Corp	651
2,796,000	*,e,m	Anxin-China Holdings Ltd	4
18,968,884	n	Apple, Inc	2,144,432
34,333	*,e	Applied Optoelectronics, Inc	763
149,165	*,e	Arista Networks, Inc	12,691
732,265	*	ARRIS International plc	20,745
257,031	*	Arrow Electronics, Inc	16,442
28,819		Ascom Holding AG.	519
203,000	*	Asia Optical Co, Inc	198
1,778,464		Asia Vital Components Co Ltd	1,391
725,044		Asustek Computer, Inc	6,481
188,000		Aten International Co Ltd	481
29,000,893		AU Optronics Corp	10,646
259,000		Aurora Corp	422
39,199	e	Austria Technologie & Systemtechnik AG.	482
64,863	*	Avid Technology, Inc	515
27,660	*,e	Avigilon Corp	183
265,226		Avnet, Inc	10,890
124,662		AVX Corp	1,719
66,322		Badger Meter, Inc	2,222
32,228		Barco NV	2,529
42,448		Bel Fuse, Inc (Class B)	1,025
105,986		Belden CDT, Inc	7,312
193,124	*	Benchmark Electronics, Inc	4,818
4,528,000		Benq Corp	1,928
164,000		BenQ Materials Corp	74
44,173		Black Box Corp	614
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
397,394	*	Blackberry Ltd (New)	$3,168
850,000		Boardtek Electronics Corp	964
1,365,394		Brocade Communications Systems, Inc	12,603
774,277		Brother Industries Ltd	13,613
4,236,000		BYD Electronic International Co Ltd	3,555
86,148	*	CalAmp Corp	1,202
7,061,915		CalComp Electronics Thailand PCL	526
97,391	*	Calix, Inc	716
16,500	*	Canon Electronics, Inc	262
850,782		Canon, Inc	24,700
274,000		Career Technology Co Ltd	180
667,000		Casetek Holdings Ltd	2,442
672,857		Catcher Technology Co Ltd	5,506
288,000		Catic Shenzhen Holdings Ltd	163
344,209		CDW Corp	15,741
266,170	*	Celestica, Inc	2,879
54,000		Chaun-Choung Technology Corp	288
377,602		Cheng Uei Precision Industry Co Ltd	472
729,162		Chicony Electronics Co Ltd	1,849
280,663		Chimei Materials Technology Corp	123
5,834,000	e	China Aerospace International Holdings Ltd	773
1,500,000	e	China All Access Holdings Ltd	531
489,600	*	China Fiber Optic Network System Group Ltd	39
2,928,000	*	China Healthcare Enterprise Group Ltd	53
3,092,000	*	China Innovationpay Group Ltd	246
1,434,000		Chin-Poon Industrial Co	3,206
301,840		Chroma ATE, Inc	813
4,005,864	*,n	Ciena Corp	87,328
19,103,478		Cisco Systems, Inc	605,962
422,754		Citizen Watch Co Ltd	2,214
29,968	*,e	Clearfield, Inc	563
441,393		Clevo Co	414
1,550,394	*	CMC Magnetics Corp	195
225,360		Cognex Corp	11,913
101,825	*	Coherent, Inc	11,256
3,063,736	e	Comba Telecom Systems Holdings Ltd	610
725	e	Comet Holding AG.	664
378,570	*	CommScope Holding Co, Inc	11,399
6,849,688		Compal Electronics, Inc	4,241
5,811,000		Compeq Manufacturing Co	2,983
78,781		Comtech Telecommunications Corp	1,009
50,252	*,e	Control4 Corp	617
3,003,399	*	Coolpad Group Ltd	569
1,635,000		Coretronic Corp	1,785
2,168,410		Corning, Inc	51,283
305,000		Coxon Precise Industrial Co Ltd	340
55,668		CPI Card Group, Inc	336
556,424	*	Cray, Inc	13,098
20,124	*	CrucialTec Co Ltd	175
72,413		CTS Corp	1,347
158,475		Daeduck Electronics Co	1,112
88,675		Daeduck GDS Co Ltd	978
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
790,000		Daiwabo Co Ltd	$1,867
82,816		Daktronics, Inc	790
33,357		Datalogic S.p.A.	712
185,663		DataTec Ltd	656
323,300		Delta Electronics Thai PCL	741
2,023,988		Delta Electronics, Inc	10,842
39,000	e	Denki Kogyo Co Ltd	196
128,800	e	Dexerials Corp	1,067
157,901		Diebold, Inc	3,914
110,267	*	Digi International, Inc	1,257
4,425,000	*,e	Digital China Holdings Ltd	4,273
13,790		Digital Multimedia Technologies S.p.A.	726
583,421		D-Link Corp	210
163,360		Dolby Laboratories, Inc (Class A)	8,869
41,557		DTS, Inc	1,768
413,000		Dynapack International Technology Corp	556
282,500		Eastern Communications Co Ltd	216
41,760	*,e	Eastman Kodak Co	626
132,167	*	EchoStar Corp (Class A)	5,793
54,000	*	Egis Technology, Inc	397
42,871		Eizo Nanao Corp	1,163
68,700		Elecom Co Ltd	1,495
59,751		Electro Scientific Industries, Inc	337
683,288		Electrocomponents plc	3,007
226,046	*	Electronics for Imaging, Inc	11,058
6,000		Elematec Corp	117
356,654		Elite Material Co Ltd	977
1,332,324		Elitegroup Computer Systems Co Ltd	558
132,981		EMCORE Corp	758
37,822		Ennoconn Corp	633
6,800		Enplas Corp	207
14,871	*	ePlus, Inc	1,404
5,956,571		Ericsson (LM) (B Shares)	43,008
79,676		Esprinet S.p.A.	443
60,342		Evertz Technologies Ltd	771
26,367		EVS Broadcast Equipment S.A.	1,060
771,822	*	Extreme Networks, Inc	3,465
289,214	*	F5 Networks, Inc	36,048
116,867	*	Fabrinet	5,211
44,995	*	FARO Technologies, Inc	1,618
848,122	*,e	Fingerprint Cards AB	9,950
1,625,892	*	Finisar Corp	48,452
179,546		Firich Enterprises Co Ltd	435
535,069	*,e,n	Fitbit, Inc	7,940
1,196,884		FLEXium Interconnect, Inc	3,589
1,209,925	*	Flextronics International Ltd	16,479
386,058		Flir Systems, Inc	12,130
102,310		Flytech Technology Co Ltd	355
901,813		Foxconn Technology Co Ltd	2,659
870,981		Fujifilm Holdings Corp	32,264
32,800	*	Fujitsu Frontech Ltd	325
13,310,000	*,e	GCL New Energy Holdings Ltd	769
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
62,999		Gemalto NV	$4,036
1,055,000		General Interface Solution Holding Ltd	2,792
58,909	*	Genius Electronic Optical Co Ltd	99
1,577,000		Getac Technology Corp	1,840
1,437,000		Gigabyte Technology Co Ltd	1,913
884,000	e	Goldpac Group Ltd	277
5,710	*	Green Cross Cell Corp	159
769,135		Halma plc	10,442
17,700	e	Hamamatsu Photonics KK	545
2,239,330	*	HannStar Display Corp	504
182,367	*,e	Harmonic, Inc	1,081
242,607		Harris Corp	22,225
5,813,436		Hewlett Packard Enterprise Co	132,256
171,308		Hexagon AB (B Shares)	7,481
671,799		High Tech Computer Corp	1,879
25,000		Hirose Electric Co Ltd	3,287
1,058,432		Hitachi High-Technologies Corp	42,370
48,600		Hitachi Kokusai Electric, Inc	896
11,421,098		Hitachi Ltd	53,526
330,100		Hitachi Maxell Ltd	5,090
443,100		Holystone Enterprise Co Ltd	451
29,145,987		Hon Hai Precision Industry Co, Ltd	73,759
29,695		Horiba Ltd	1,463
50,400	e	Hosiden Corp	365
4,381,362		HP, Inc	68,043
28,520		Humax Co Ltd	376
294,400		Ibiden Co Ltd	3,959
8,100		Icom, Inc	161
200,476		ICP Electronics, Inc	292
315,389	*,e	IDEX ASA	303
227,795	*	II-VI, Inc	5,542
14,742	*	Iljin Materials Co Ltd	215
68,373	*,e	Immersion Corp	558
613,840		Inari Amertron BHD	493
1,387		Inficon Holding AG.	531
321,924	*	Infinera Corp	2,907
40,345		Ingenico	3,528
609,920		Ingram Micro, Inc (Class A)	21,750
26,962,219		InnoLux Display Corp	9,163
216,259	*	Insight Enterprises, Inc	7,039
3,661,900		Integrated Micro-Electronics, Inc	461
107,721		InterDigital, Inc	8,532
190,275	*,e	InvenSense, Inc	1,412
7,212,535		Inventec Co Ltd	5,921
75,606	*	IPG Photonics Corp	6,226
7,300	e	Iriso Electronics Co Ltd	391
48,400		ITC Networks Corp	671
739,357		ITEQ Corp	742
78,690	*	Itron, Inc	4,388
27,421		Ituran Location and Control Ltd	726
273,158	*	Ixia	3,414
617,976		Jabil Circuit, Inc	13,484
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
151,493	e	Japan Aviation Electronics Industry Ltd	$2,377
11,900	e	Japan Cash Machine Co Ltd	182
14,100		Japan Digital Laboratory Co Ltd	207
1,675,300	*,e	Japan Display, Inc	2,624
24,107		Japan Radio Co Ltd	344
1,671,400		JCY International BHD	215
126,854		Jenoptik AG.	2,321
2,913,125		Ju Teng International Holdings Ltd	871
835,790		Juniper Networks, Inc	20,109
44,300		Kaga Electronics Co Ltd	548
9,905		Kapsch TrafficCom AG.	442
246,900		KCE Electronics PCL	758
27,903		Keyence Corp	20,444
428,763	*	Keysight Technologies, Inc	13,587
13,639		KH Vatec Co Ltd	154
69,503	*	Kimball Electronics, Inc	963
977,500		Kingboard Chemical Holdings Ltd	2,975
861,500		Kingboard Laminates Holdings Ltd	791
19,411		Kingpak Technology, Inc	104
202,905	*,e	Knowles Corp	2,851
63,200		Koa Corp	542
11,018		KONA I Co Ltd	154
551,909		Konica Minolta Holdings, Inc	4,674
145,592		Kudelski S.A.	2,714
39,727	*,e	KVH Industries, Inc	350
289,810		Kyocera Corp	13,926
222,581		Laird Group plc	915
203,892		Largan Precision Co Ltd	24,850
7,726,753		Lenovo Group Ltd	5,157
246,994		Lexmark International, Inc (Class A)	9,870
14,830		LG Innotek Co Ltd	1,060
235,533		LG.Philips LCD Co Ltd	6,021
5,441,295		Lite-On Technology Corp	7,867
78,809		Littelfuse, Inc	10,151
516,264	e	Logitech International S.A.	11,588
58,000		Lotes Co Ltd	155
1,223,195	*	Lumentum Holdings, Inc	51,093
95,000		Macnica Fuji Electronics Holdings, Inc	1,088
123,300		Marubun Corp	714
56,300		Maruwa Co Ltd	2,128
80,150	*,e	Maxwell Technologies, Inc	414
35,400		Melco Holdings, Inc	862
146,076		Merry Electronics Co Ltd	576
7,136	e	Mesa Laboratories, Inc	816
170,093		Methode Electronics, Inc	5,948
243,040	e	Micronic Laser Systems AB	3,036
2,729,000		Micro-Star International Co Ltd	7,115
793,000		MIN AIK Technology Co Ltd	997
2,183,082		Mitac Holdings Corp	2,255
63,100	e	Mitsumi Electric Co Ltd	355
483,033		Motorola, Inc	36,846
53,145		MTS Systems Corp	2,446
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
340,500		Murata Manufacturing Co Ltd	$44,447
592,000		Nan Ya Printed Circuit Board Corp	486
196,000		Nanjing Panda Electronics	207
54,000		Nanjing Sample Technology Co Ltd	99
248,502		National Instruments Corp	7,057
278,810	*	NCR Corp	8,975
6,301,382		NEC Corp	16,253
112,324		Neopost S.A.	3,036
589,108		NetApp, Inc	21,102
187,411	*	Netgear, Inc	11,336
207,983	*	Netscout Systems, Inc	6,083
40,626		Nichicon Corp	323
185,214	*,e	Nimble Storage, Inc	1,635
19,300	e	Nippon Ceramic Co Ltd	360
1,844,150		Nippon Electric Glass Co Ltd	9,549
40,500		Nippon Signal Co Ltd	342
18,500	e	Nohmi Bosai Ltd	275
827,760	e	Nokia Corp	4,793
13,346,302		Nokia Oyj (Turquoise)	77,360
109,875	*	Novanta, Inc	1,906
2,358,821	*	Oclaro, Inc	20,168
64,400		Oki Electric Industry Co Ltd	867
567,356		Omron Corp	20,422
11,000	*,e	Optex Co Ltd	262
63,346	*	Orbotech Ltd	1,876
48,907	*	OSI Systems, Inc	3,198
61,690		Oxford Instruments plc	507
191,969	*,e	Palo Alto Networks, Inc	30,586
352,224		Pan-International Industrial	330
104,980		Park Electrochemical Corp	1,823
14,543	*,e	Parrot S.A.	156
275,801		Partron Co Ltd	2,283
2,349,000	e	PAX Global Technology Ltd	1,736
57,498		PC Connection, Inc	1,519
2,031,917		Pegatron Technology Corp	5,259
125,112		Plantronics, Inc	6,501
104,307	*	Plexus Corp	4,879
40,567		Posiflex Technology, Inc	249
981,875		Premier Farnell plc	2,356
2,124,000		Primax Electronics Ltd	3,126
753,000		Prime View International Co Ltd	582
155,105	*,e	Pure Storage, Inc	2,102
2,717,338		Quanta Computer, Inc	5,695
90,313	*	Radisys Corp	483
57,072	*,e	Radware Ltd	784
521,930		Redington India Ltd	811
80,000		Renishaw plc	2,739
601,511	e	Ricoh Co Ltd	5,443
9,879		RICOH INDIA Ltd	45
62,500		Riso Kagaku Corp	1,024
1,664,062	*	Ritek Corp	339
62,678	*	Rofin-Sinar Technologies, Inc	2,017
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
54,721	*	Rogers Corp	$3,342
7,000	*	Roland DG Corp	157
76,600		Ryosan Co Ltd	2,329
15,900	e	Ryoyo Electro Corp	195
9,569		Sam Young Electronics Co Ltd	102
55,511		Samsung Electro-Mechanics Co Ltd	2,478
57,955		Samsung SDI Co Ltd	5,091
676,236		Sandvine Corp	1,505
354,194	*	Sanmina Corp	10,084
110,688	*	Scansource, Inc	4,040
4,777	e	Seagate Technology, Inc	184
144,000		Seiko Epson Corp	2,773
120,000		Senao Networks, Inc	558
394,000		Sercomm Corp	940
9,193		SFA Engineering Corp	452
118,300	*	Shanghai Potevio Co Ltd	182
84,876		Shimadzu Corp	1,295
437,814	*	ShoreTel, Inc	3,503
25,734	*,e	Sierra Wireless, Inc	371
77,100	e	Siix Corp	3,126
12,193	e	Silicom Ltd	505
71,324	*	Silicon Graphics International Corp	549
282,404		Simplo Technology Co Ltd	933
1,148,087		Sinbon Electronics Co Ltd	2,651
4,332		Sindoh Co Ltd	198
32,000		SMK Corp	106
120,388	*	Sonus Networks, Inc	937
111,717		Spectris plc	2,845
2,248		Spigen Korea Co Ltd	109
769,986		Spirent Communications plc	818
40,494	*	Sterlite Power Transmission Ltd	68
101,236		Sterlite Technologies Ltd	122
157,397	*,e	Stratasys Ltd	3,792
11,070,000	*	Suncorp Technologies Ltd	112
869,000		Sunny Optical Technology Group Co Ltd	4,318
87,567	*	Super Micro Computer, Inc	2,046
280,086		SVA Electron Co Ltd	237
118,727	*	Synaptics, Inc	6,955
79,098		SYNNEX Corp	9,026
1,384,238		Synnex Technology International Corp	1,536
47,138		Systemax, Inc	373
179,491		Taiflex Scientific Co Ltd	186
850,577		Taiwan PCB Techvest Co Ltd	915
228,003		Taiyo Yuden Co Ltd	2,255
91,690		TDK Corp	6,143
204,626		TE Connectivity Ltd	13,174
156,265	*	Tech Data Corp	13,237
440,000		Technovator International Ltd	180
238,494	e	Telit Communications plc	835
139,495		Test Research, Inc	183
465,291	*,e	Thin Film Electronics ASA	223
46,667	*	Tobii AB	391
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
128,625		Tong Hsing Electronic Industries Ltd	$488
16,580,000	e	Tongda Group Holdings Ltd	4,067
92,500	e	Topcon Corp	1,321
640,000	*,e	Topsearch International Holdings Ltd	209
274,000	e	Toshiba TEC Corp	1,108
17,400	e	Toyo Corp/Chuo-ku	175
263,000		TPK Holding Co Ltd	432
1,940,000		Tpv Technology Ltd	347
131,608		Transcend Information, Inc	385
604,000		Trigiant Group Ltd	88
716,182	*	Trimble Navigation Ltd	20,454
1,248,832		Tripod Technology Corp	2,787
7,522,000		Truly International Holdings	3,076
22,800		TSC Auto ID Technology Co Ltd	175
481,546	*	TTM Technologies, Inc	5,514
674,039		TXC Corp	931
61,585	*,e	Ubiquiti Networks, Inc	3,295
1,218,883		Unimicron Technology Corp	518
439,937		Unitech Printed Circuit Board Corp	142
260,627	*,e	Universal Display Corp	14,467
92,197	*,e	USA Technologies, Inc	517
687,895		Venture Corp Ltd	4,554
250,523	*	VeriFone Systems, Inc	3,943
102,652	*,e	Viasat, Inc	7,663
543,141	*	Viavi Solutions, Inc	4,014
314,253	e	Vishay Intertechnology, Inc	4,428
57,367	*,e	Vishay Precision Group, Inc	920
3,431,500		VS Industry Bhd	1,147
1,590,800	e	VST Holdings Ltd	466
134,300	e	Vtech Holdings Ltd	1,536
124,700	e	Wacom Co Ltd	378
1,299,000		Wah Lee Industrial Corp	1,886
2,186,140		Walsin Technology Corp	2,679
3,548,000	e	Wasion Group Holdings Ltd	1,948
1,040,050		Western Digital Corp	60,812
18,833		Wincor Nixdorf AG.	1,408
190,500	*,b,m	Wintek Corp	0	^
8,323,495		Wistron Corp	6,208
231,520		Wistron NeWeb Corp	733
1,356,732		WPG Holdings Co Ltd	1,610
1,580,848		WT Microelectronics Co Ltd	2,174
149,194		Xaar plc	967
15,750	*,m	Ya Hsin Industrial Co Ltd	0
340,993		Yageo Corp	710
59,593		Yamatake Corp	1,801
560,000	e,g	Yangtze Optical Fibre and Cable Joint Stock Ltd	953
58,238		Yaskawa Electric Corp	871
60,584		Yokogawa Electric Corp	807
127,320	*	Zebra Technologies Corp (Class A)	8,863
408,405		Zhen Ding Technology Holding Ltd	902
277,000		Zinwell Corp	300
816,538	e	ZTE Corp	1,196
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,083,415
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
TELECOMMUNICATION SERVICES - 2.8%
9,242		012 Smile.Communications Ltd	$217
245,687	*	8x8, Inc	3,791
100,000		Advanced Info Service PCL (ADR)	463
2,601,689		Advanced Info Service PCL (Foreign)	12,057
476,230		AFK Sistema (GDR)	3,534
39,811,876		America Movil S.A. de C.V. (Series L)	22,729
335,750		APT Satellite Holdings Ltd	233
1,577,836	*	Asia Pacific Telecom Co Ltd	526
15,309,262	e	AT&T, Inc	621,709
37,355		ATN International, Inc	2,430
717,600	*,e	Axtel SAB de C.V.	165
1,069,560		BCE, Inc	49,396
242,109		Belgacom S.A.	7,243
11,647,170		Bezeq Israeli Telecommunication Corp Ltd	21,976
1,720,572		Bharti Airtel Ltd	8,130
887,411		Bharti Infratel Ltd	4,883
123,802	*	Boingo Wireless, Inc	1,273
9,365,827		BT Group plc	47,122
131,790	*	Cellcom Israel Ltd	987
123,877	g	Cellnex Telecom SAU	2,242
1,647,181		CenturyTel, Inc	45,182
5,739,371		China Communications Services Corp Ltd	3,602
9,804,399	e	China Mobile Hong Kong Ltd	120,441
17,834,457		China Telecom Corp Ltd	9,098
7,101,681		China Unicom Ltd	8,653
569,497		Chorus Ltd	1,622
6,758,988		Chunghwa Telecom Co Ltd	23,837
712,622	*	Cincinnati Bell, Inc	2,907
4,341,000	e	Citic 1616 Holdings Ltd	1,624
98,024		Cogent Communications Group, Inc	3,608
330,769		Com Hem Holding AB	3,052
116,719		Consolidated Communications Holdings, Inc	2,946
7,227,449		Deutsche Telekom AG.	121,425
3,611,539		Digi.Com BHD	4,349
35,948	e	Drillisch AG.	1,747
168,817		Elisa Oyj (Series A)	6,221
2,961,094		Emirates Telecommunications Group Co PJSC	16,115
158,994		Empresa Nacional de Telecomunicaciones S.A.	1,555
81,451	*,e,g	Euskaltel S.A.	810
52,035	*,e	Fairpoint Communications, Inc	782
1,685,236		Far EasTone Telecommunications Co Ltd	3,985
2,183,901		France Telecom S.A.	34,216
152,263		Freenet AG.	4,457
3,596,130	e	Frontier Communications Corp	14,960
86,403	*	General Communication, Inc (Class A)	1,188
1,764,225	*,e	Globalstar, Inc	2,135
87,936		Globe Telecom, Inc	3,713
34,589	*	Hawaiian Telcom Holdco, Inc	774
381,885		Hellenic Telecommunications Organization S.A.	3,351
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
305,763	*	Himachal Futuristic Communications	$68
1,289,500		HKBN Ltd	1,456
2,237,127		HKT Trust and HKT Ltd	3,150
2,986,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	1,016
1,596,637		Idea Cellular Ltd	1,901
125,042		IDT Corp (Class B)	2,156
25,385		Iliad S.A.	5,329
221,928	g	Infrastrutture Wireless Italiane S.p.A	1,092
187,164		Inmarsat plc	1,706
129,650		Inteliquent, Inc	2,093
189,610	*,e	Iridium Communications, Inc	1,538
73,500	*	Japan Communications, Inc	130
3,120,800		Jasmine International PCL	650
1,137,157		Kcom Group plc	1,709
1,381,000		KDDI Corp	42,786
21,504		KT Corp	624
248,674	*,e,m	Let’s GOWEX S.A.	3
1,734,791	*,n	Level 3 Communications, Inc	80,460
220,380		LG Telecom Ltd	2,357
46,477	*	Lumos Networks Corp	651
1,275,072		Magyar Telekom	2,093
68,933		Manitoba Telecom Services, Inc	1,981
1,824,590		Maxis BHD	2,721
117,461		MegaFon OAO (GDR)	1,120
69,889	e	Millicom International Cellular S.A.	3,621
883,418		Mobile TeleSystems (ADR)	6,740
307,009	e	MobileOne Ltd	541
95,826	*	Mobistar S.A.	2,345
1,903,824		MTN Group Ltd	16,321
504,317		Netia S.A.	643
127,314	*,e	NII Holdings, Inc	424
1,686,960		Nippon Telegraph & Telephone Corp	77,155
2,571,488		NTT DoCoMo, Inc	65,323
23,309		Numericable-SFR SAS	687
173,330		Ooredoo QSC	4,570
7,072,802	*	Orascom Telecom Holding SAE	3,337
2,379,939	*	Orascom Telecom Media And Technology Holding SAE	145
147,428	*	Orbcomm, Inc	1,511
266,759	*	Partner Communications	1,224
8,596,276		PCCW Ltd	5,295
25,252	*	pdvWireless, Inc	578
196,117		PLDT, Inc	6,937
3,920,711	*	PT Excelcomindo Pratama	813
959,500		PT Link Net Tbk	321
114,011,324		PT Telekomunikasi Indonesia Persero Tbk	37,964
806,950	*	Reliance Communication Ventures Ltd	564
943,183		Rogers Communications, Inc (Class B)	40,015
161,534		Rostelecom (ADR)	1,213
1,763,632		Royal KPN NV	5,851
273,485	*	SBA Communications Corp (Class A)	30,674
128,280	*	Sejong Telecom, Inc	124
122,941		Shenandoah Telecom Co	3,345
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
16,656,716		Singapore Telecommunications Ltd	$48,719
20,306		SK Telecom Co Ltd	4,164
1,165,535		SmarTone Telecommunications Holding Ltd	1,931
1,229,855		Softbank Corp	79,705
45,809	e	Spok Holdings, Inc	816
1,782,196	*,e	Sprint Corp	11,816
936,824	e	StarHub Ltd	2,366
22,208	*,e	Straight Path Communications, Inc	569
112,217	g	Sunrise Communications Group AG.	7,833
10,690		Swisscom AG.	5,085
1,737,942		Taiwan Mobile Co Ltd	6,249
612,773	e	TalkTalk Telecom Group plc	1,604
111,020		Tata Communications Ltd	945
275,451	*	TDC AS	1,622
162,076	e	Tele2 AB	1,399
3,379,268		Telecom Corp of New Zealand Ltd	8,891
10,704,152		Telecom Italia RSP	7,266
6,113,960	*	Telecom Italia S.p.A.	5,080
1,009,699		Telefonica Brasil S.A.	14,577
569,810	e	Telefonica Deutschland Holding AG.	2,297
162,835		Telefonica O2 Czech Republic AS	1,582
3,908,229		Telefonica S.A.	39,524
1,268,183		Telekom Malaysia BHD	2,081
741,018		Telekomunikacja Polska S.A.	1,162
1,088,709		Telenor ASA	18,721
976,974		Telephone & Data Systems, Inc	26,554
1,416,401	*,e	Telesites SAB de C.V.	797
2,065,536		TeliaSonera AB	9,252
281,883		Telkom S.A. Ltd	1,243
8,075,973		Telstra Corp Ltd	32,200
274,404		TELUS Corp	9,054
318,700		Thaicom PCL	191
1,887,584		Tim Participacoes S.A.	4,585
442,120		Time dotCom BHD	863
2,908,915		TM International BHD	3,672
3,944,005	*	T-Mobile US, Inc	184,264
2,569,783		Tower Bersama Infrastructure	1,203
333,010		TPG Telecom Ltd	2,210
11,818,016		True Corp PCL	2,380
472,866		Turk Telekomunikasyon AS	894
2,534,966		Turkcell Iletisim Hizmet AS	8,196
29,238	*	US Cellular Corp	1,062
14,147,884		Verizon Communications, Inc	735,407
662,311	e	Vocus Communications Ltd	3,176
402,555		Vodacom Group Pty Ltd	4,523
50,420,199		Vodafone Group plc	144,601
396,423	e	Vodafone Group plc (ADR)	11,556
406,995		Vodafone Qatar	1,217
1,488,737	*	Vonage Holdings Corp	9,841
275,309	e	Windstream Holdings, Inc	2,767
345,819	*	Zayo Group Holdings, Inc	10,274
		TOTAL TELECOMMUNICATION SERVICES	3,224,518
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
TRANSPORTATION - 2.2%
753,712		Abertis Infraestructuras S.A. (Continuous)	$11,742
84,844		Aegean Airlines S.A.	577
225,510	g	Aena S.A.	33,287
28,414		Aeroports de Paris	2,819
6,806,862		Air Arabia PJSC	2,518
194,308	*	Air Canada	1,570
2,049,225		Air China Ltd	1,385
804,874	*,e	Air France-KLM	4,331
2,823,761		Air New Zealand Ltd	3,830
234,643	*	Air Transport Services Group, Inc	3,367
13,311,258		AirAsia BHD	8,995
2,009,625	*	AirAsia X BHD	190
1,249,500		Airports of Thailand PCL (Foreign)	14,410
11,463	*	AJ Rent A Car Co Ltd	102
726,654		Alaska Air Group, Inc	47,857
809,567		All Nippon Airways Co Ltd	2,199
47,452		Allcargo Logistics Ltd	129
30,906		Allegiant Travel Co	4,082
28,735		Amerco, Inc	9,317
1,413,186	e	American Airlines Group, Inc	51,737
634,771	*,b,m	AMR Corp (Escrow)	6
1,212,000	e	Anhui Expressway Co	1,013
150,509		Ansaldo STS S.p.A.	1,758
6,580		AP Moller - Maersk AS (Class A)	9,245
6,235		AP Moller - Maersk AS (Class B)	9,171
140,375		Arkansas Best Corp	2,670
98,394	*	Asiana Airlines	433
75,048	*	Atlas Air Worldwide Holdings, Inc	3,214
1,226,722		Auckland International Airport Ltd	6,575
57,271		Autostrada Torino-Milano S.p.A.	626
692,277		Autostrade S.p.A.	17,582
928,295		Avianca Holdings S.A.	763
268,711	*	Avis Budget Group, Inc	9,193
648,200		Bangkok Airways Co Ltd	463
135,150		Bangkok Aviation Fuel Services PCL	144
6,686,453		Bangkok Expressway & Metro PCL	1,335
845,799		BBA Aviation plc	2,738
1,708,097		Beijing Capital International Airport Co Ltd	1,947
7,955		Blue Dart Express Ltd	656
773,901		Bollore	2,694
264,275		bpost S.A.	7,166
5,962,727		BTS Group Holdings PCL (Foreign)	1,492
1,089,532		Canadian National Railway Co	71,221
246,556		Canadian Pacific Railway Ltd (Toronto)	37,622
993,928	e	Cathay Pacific Airways Ltd	1,389
727,420		Cebu Air, Inc	1,697
228,720	e	Celadon Group, Inc	1,999
166,272		Central Japan Railway Co	28,467
313,918		CH Robinson Worldwide, Inc	22,119
2,025,335		China Airlines	605
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,026,421	*,e	China COSCO Holdings Co Ltd	$1,037
1,393,093	e	China Merchants Holdings International Co Ltd	3,737
4,438,135	*,e	China Shipping Container Lines Co Ltd	957
1,947,500		China Southern Airlines Co Ltd	1,099
350,000		Chu Kong Shipping Development	99
995,099		Cia de Concessoes Rodoviarias	5,183
32,644		Cia de Distribucion Integral Logista Holdings SAU	729
1,697,670		ComfortDelgro Corp Ltd	3,512
9,817,334	*	Compania SudAmericana de Vapores S.A.	162
110,370		Container Corp Of India Ltd	2,292
1,151,100	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	2,004
137,406		Copa Holdings S.A. (Class A)	12,082
1,040,000	e	Cosco International Holdings Ltd	470
4,504,068		COSCO Pacific Ltd	4,634
219,377		Costamare, Inc	2,005
28,208	*	Covenant Transportation Group, Inc	545
2,631,454		CSX Corp	80,259
120,409		CTT-Correios de Portugal S.A.	811
540,400		CWT Ltd	793
22,923	*,e	D/S Norden	329
743,569		Dart Group plc	4,038
664,875		Dazhong Transportation Group Co Ltd	499
1,957,265		Delta Air Lines, Inc	77,038
338,720	e	Deutsche Lufthansa AG.	3,776
678,454		Deutsche Post AG.	21,241
116,098		Dfds A.S.	5,883
494,936		DP World Ltd	9,369
524,874		DSV AS	26,189
515,969		East Japan Railway Co	46,573
1,914,787	e	easyJet plc	24,967
66,291	*	Echo Global Logistics, Inc	1,529
809,700		EcoRodovias Infraestrutura e Logistica S.A.	2,213
85,600	*,e	eHi Car Services Ltd (ADR)	877
1,693,699		El Al Israel Airlines	1,559
62,501	*,e,g	Europcar Groupe S.A.	544
1,365,584		Eva Airways Corp	624
462,000		Evergreen International Storage & Transport Corp	191
1,492,055		Evergreen Marine Corp Tawain Ltd	578
271,021		Expeditors International of Washington, Inc	13,963
538,365		FedEx Corp	94,042
1,287,851	*	Firstgroup plc	1,763
48,981		Flughafen Zuerich AG.	9,575
96,981		Forward Air Corp	4,195
38,887		Fraport AG. Frankfurt Airport Services Worldwide	2,128
289,481		Freightways Ltd	1,386
118,000	e	Fukuyama Transporting Co Ltd	687
115,781		Gateway Distriparks Ltd	439
138,716	*	Genesee & Wyoming, Inc (Class A)	9,564
58,722		GLOVIS Co Ltd	9,698
116,912		Go-Ahead Group plc	3,080
29,132	*	Golden Ocean Group Ltd	119
431,941	e	Grindrod Ltd	363
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
420,713		Groupe Eurotunnel S.A.	$4,557
735,700	*,e	Grupo Aeromexico SAB de C.V.	1,348
202,900	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	1,196
399,631		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	3,795
369,710		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	5,420
972,572		Guangdong Provincial Expressway Development Co Ltd	619
663,000		Guangdong Yueyun Transportation Co Ltd	412
203,025		Gujarat Pipavav Port Ltd	532
90,000		Hainan Meilan International Airport Co Ltd	101
22,919		Hamburger Hafen und Logistik AG.	349
44,033		Hanjin Kal Corp	750
6,953		Hanjin Transportation Co Ltd	175
387,700		Hankyu Hanshin Holdings, Inc	13,367
227,042	*	Hawaiian Holdings, Inc	11,034
108,927	e	Heartland Express, Inc	2,057
484,317	*	Hertz Global Holdings, Inc	19,450
105,900		Hitachi Transport System Ltd	2,116
2,610,739	e	Hopewell Highway Infrastructure Ltd	1,595
256,934	*	Hub Group, Inc (Class A)	10,473
5,162,853		Hutchison Port Holdings Trust	2,305
1,939	*	ID Logistics Group	290
77,057	e	Iino Kaiun Kaisha Ltd	279
841,330		International Consolidated Airlines Group S.A.	4,365
565,317		International Container Term Services, Inc	900
457,521		Irish Continental Group plc	2,246
93,735		J.B. Hunt Transport Services, Inc	7,606
314,631		Japan Airlines Co Ltd	9,249
30,200	e	Japan Airport Terminal Co Ltd	1,155
8,240		Jeju Air Co Ltd	243
220,402	*	Jet Airways India Ltd	1,581
1,152,312	*	JetBlue Airways Corp	19,866
1,543,834		Jiangsu Express	2,142
204,710		Jinzhou Port Co Ltd	109
62,200		Julio Simoes Logistica S.A.	205
572,587		Kamigumi Co Ltd	4,995
911,000		Kansas City Southern Industries, Inc	85,015
1,355,400	e	Kawasaki Kisen Kaisha Ltd	3,493
367,338		Keihin Electric Express Railway Co Ltd	3,833
429,586		Keio Corp	3,757
21,161		Keisei Electric Railway Co Ltd	529
838,547		Kerry Logistics Network Ltd	1,155
1,259,179		Kintetsu Corp	5,285
29,700		Kintetsu World Express, Inc	385
136,678	*	Kirby Corp	8,496
157,527	e	Knight Transportation, Inc	4,519
60,600	e	Konoike Transport Co Ltd	826
7,578	*	Korea Express Co Ltd	1,485
13,558	*	Korea Line Corp	260
29,045	*	Korean Air Lines Co Ltd	925
66,703		Kuehne & Nagel International AG.	9,694
291,968	*	Lan Airlines S.A.	2,347
130,208		Landstar System, Inc	8,865
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
171,902		Localiza Rent A Car	$2,096
3,818	e	Logistec Corp	105
423,801		Macquarie Atlas Roads Group	1,626
176,000		Macquarie Infrastructure Co LLC	14,650
746,806		Malaysia Airports Holdings BHD	1,181
54,520		Marten Transport Ltd	1,145
97,000		Maruzen Showa Unyu Co Ltd	370
219,513		Matson, Inc	8,754
2,966,756		MISC BHD	5,416
19,349	e	Mitsubishi Logistics Corp	280
686,812		Mitsui OSK Lines Ltd	1,597
257,610		Mitsui-Soko Co Ltd	819
1,918,632	e	MTR Corp	10,602
1,249,375		Mundra Port and Special Economic Zone Ltd	4,832
636,055	e	Nagoya Railroad Co Ltd	3,461
241,100		Namyong Terminal PCL	88
643,000	e	Nankai Electric Railway Co Ltd	3,090
989,650		National Express Group plc	4,419
30,629	*,g	Navkar Corp Ltd	86
520,261		Nippon Express Co Ltd	2,432
47,800		Nippon Konpo Unyu Soko Co Ltd	1,041
1,294,084		Nippon Yusen Kabushiki Kaisha	2,423
261,000		Nishi-Nippon Railroad Co Ltd	1,254
60,000		Nissin Corp	189
276,554	g	Nobina AB	1,757
753,970		Norfolk Southern Corp	73,180
238,725		Northgate plc	1,337
23,352	*,e	Norwegian Air Shuttle AS	857
47,019		Odakyu Electric Railway Co Ltd	1,047
28,362		Oesterreichische Post AG.	1,005
2,566,053	*,e	OHL Mexico SAB de CV	3,404
168,175	*	Old Dominion Freight Line	11,538
239,500	e	Orient Overseas International Ltd	850
2,836,290		Pacific Basin Shipping Ltd	368
8,026	*	PAM Transportation Services, Inc	161
8,743	e	Panalpina Welttransport Holding AG.	1,218
20,673		Park-Ohio Holdings Corp	754
43,832	*	Pegasus Hava Tasimaciligi AS.	175
7,222		Piraeus Port Authority	101
57,369		PKP Cargo S.A.	570
743,600		Pos Malaysia & Services Holdings BHD	693
511,950	*	Precious Shipping PCL	89
275,892		Promotora y Operadora de Infraestructura SAB de C.V.	2,960
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
4,504,200	*	PT Garuda Indonesia Tbk	148
2,132,026		PT Jasa Marga Tbk	753
4,840,738		Qantas Airways Ltd	11,627
811,000	e,g	Qingdao Port International Co Ltd	482
701,500		Qinhuangdao Port Co Ltd	172
2,027,102		QR National Ltd	7,329
773,093	e	Qube Logistics Holdings Ltd	1,386
153,850	*	Radiant Logistics, Inc	437
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
750,809		Redde plc	$1,946
120,243	*	Roadrunner Transportation Services Holdings, Inc	960
1,135,985	e	Royal Mail plc	7,209
915,000	*	Rumo Logistica Operadora Multimodal S.A.	1,778
3,088	*	Ryanair Holdings plc	42
307,766		Ryanair Holdings plc (ADR)	23,092
77,499		Ryder System, Inc	5,111
416,000	e	Sagami Railway Co Ltd	2,127
56,919	*	Saia, Inc	1,705
96	*,m	SAir Group	0
9,200		Sakai Moving Service Co Ltd	234
672,000		Sankyu, Inc	3,859
522,500		Santos Brasil Participacoes S.A.	450
405,743	*,e	SAS AB	809
80,000	*,e	Scorpio Bulkers, Inc	277
102,579	e	Seaspan Corp	1,367
8,671		Sebang Co Ltd	127
593,700		Seino Holdings Corp	6,244
94,100		Senko Co Ltd	656
145,800		Shandong Airlines Co Ltd	333
151,600		Shanghai Jinjiang International Investment Holdings Co	243
71,200		Shenzhen Chiwan Petroleum	285
121,900		Shenzhen Chiwan Wharf Holdings Ltd	193
2,332,000		Shenzhen Expressway Co Ltd	2,462
1,389,781	e	Shenzhen International Holdings Ltd	2,320
62,000		Shinwa Kaiun Kaisha Ltd	86
90,819	*	Shipping Corp of India Ltd	93
1,335,097		Shun TAK Holdings Ltd	433
3,014,000	e	Sichuan Expressway Co Ltd	1,153
292,000		Sincere Navigation	171
191,949		Singapore Airlines Ltd	1,483
2,186,000		Singapore Airport Terminal Services Ltd	7,991
1,241,119	e	Singapore Post Ltd	1,332
7,607,000		Sinotrans Ltd	3,717
3,491,000	e	Sinotrans Shipping Ltd	530
1,638,000	e	SITC International Co Ltd	979
14,678	e	Sixt AG.	828
36,891		Sixt AG. (Preference)	1,589
284,391		Skywest, Inc	7,511
624,900	e	SMRT Corp Ltd	771
76,939		Societa Iniziative Autostradali e Servizi S.p.A.	735
2,214,323		Southwest Airlines Co	86,115
159,990	*	SpiceJet Ltd	141
248,040	*	Spirit Airlines, Inc	10,549
734,344		Stagecoach Group plc	2,007
69,207		Stolt-Nielsen S.A.	899
72,379	e	Student Transportation, Inc	433
317,767		Sumitomo Warehouse Co Ltd	1,693
292,997	*,e	Swift Transportation Co, Inc	6,291
1,401,054		Sydney Airport	7,510
291,000		T.Join Transportation Co	392
168,795		TAV Havalimanlari Holding AS	696
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,995,900	*	Thai Airways International PCL-Foreign	$1,363
690,935		Thoresen Thai Agencies PCL	181
5,244,000		Tianjin Port Development Holdings Ltd	796
346,058	*	TNT NV	1,570
707,033		Tobu Railway Co Ltd	3,602
1,298,935		Tokyu Corp	9,909
18,800		Trancom Co Ltd	1,181
648,105	e	TransForce, Inc	13,422
1,660,617		Transurban Group (ASE)	14,513
57,323	*,e	Treasure ASA	127
593,106	*	Turk Hava Yollari	1,016
389,000		U-Ming Marine Transport Corp	279
3,944,250		Union Pacific Corp	384,683
998,182	*	United Continental Holdings, Inc	52,375
2,630,722		United Parcel Service, Inc (Class B)	287,696
20,707		Universal Truckload Services, Inc	278
37,468	*	USA Truck, Inc	384
45,144	*,e	Virgin America, Inc	2,416
60,603	*	Virgin Australia Holdings Ltd	11
67,336	*,m	Virgin Australia Int Holdings	0	^
21,075		VRL Logistics Ltd	95
26,843	e	VTG AG.	762
103,788		Werner Enterprises, Inc	2,415
128,363	*	Wesco Aircraft Holdings, Inc	1,724
154,687		West Japan Railway Co	9,596
117,942		WestJet Airlines Ltd	2,060
753,700		Westports Holdings BHD	801
168,165	e	Westshore Terminals Investment Corp	3,057
36,060		Wilh. Wilhelmsen ASA	108
239,494		Wisdom Marine Lines Co Ltd	239
42,900	*,g	Wizz Air Holdings plc	911
2,724,000		Xiamen International Port Co Ltd	553
266,519	*,e	XPO Logistics, Inc	9,773
258,966		Yamato Transport Co Ltd	6,036
1,300,000	*	Yang Ming Marine Transport	295
147,640	*,e	YRC Worldwide, Inc	1,819
1,418,000	e	Yuexiu Transport Infrastructure Ltd	975
14,700		Yusen Air & Sea Service Co Ltd	143
4,150,194		Zhejiang Expressway Co Ltd	4,397
		TOTAL TRANSPORTATION	2,457,499

UTILITIES - 3.1%
1,278,063		A2A S.p.A.	1,805
3,446,810		Aboitiz Power Corp	3,252
79,299	e	Acciona S.A.	5,994
124,780		ACEA S.p.A.	1,569
102,596	e	Actelios S.p.A.	91
786,892	*	Adani Power Ltd	295
169,028	*	Adani Transmissions Ltd	97
1,865,129		AES Corp	23,967
2,007,925		AES Gener S.A.	662
237,279	*	AES Tiete S.A.	1,168
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	$0
555,717		AGL Energy Ltd	8,136
3,251,432		Aguas Andinas S.A.	2,089
275,162	*	Akenerji Elektrik Uretim AS	87
170,379	*	Aksa Enerji Uretim AS	152
243,063	e	Algonquin Power & Utilities Corp	2,177
188,559		Allete, Inc	11,242
338,510	e	Alliant Energy Corp	12,968
213,910		Alupar Investimento S.A.	1,064
711,138		Ameren Corp	34,974
2,161,868		American Electric Power Co, Inc	138,814
116,048		American States Water Co	4,648
574,886		American Water Works Co, Inc	43,024
880,631		APA Group	5,769
245,164		Aqua America, Inc	7,473
19,341		Artesian Resources Corp	552
215,677		Ascopiave S.p.A.	652
99,036		Atco Ltd	3,519
141,835		Athens Water Supply & Sewage Co S.A.	857
296,767		Atlantic Power Corp	733
140,788		Atlantic Power Corp (Toronto)	348
179,162	e	Atlantica Yield plc	3,406
138,110		Atmos Energy Corp	10,285
1,181,072		AusNet Services	1,489
134,909		Avangrid, Inc	5,636
195,279		Avista Corp	8,161
238,896		Aygaz AS	855
7,568,191	e	Beijing Enterprises Water Group Ltd	5,159
17,638,900		Benpres Holdings Corp	3,017
51,314	e	BKW S.A.	2,459
120,089	e	Black Hills Corp	7,352
41,856		Boralex, Inc	597
110,576		California Water Service Group	3,548
633,920	*	Calpine Corp	8,013
88,670		Canadian Utilities Ltd	2,502
594,000	e	Canvest Environment Protection Group Co Ltd	271
179,284	e	Capital Power Corp	2,818
39,476	e	Capital Stage AG.	293
1,345,207		Centerpoint Energy, Inc	31,249
229,579		Centrais Eletricas Brasileiras S.A. (Preference)	1,685
9,578,798		Centrica plc	28,322
107,830		CESC Ltd	991
310,089		CEZ AS	5,540
4,000,000	e	CGN New Energy Holdings Co Ltd	621
11,791,000	g	CGN Power Co Ltd	3,513
161,865	*,m	Chennai Super Kings Cricket Ltd	5
77,156		Chesapeake Utilities Corp	4,711
600,344		Cheung Kong Infrastructure Holdings Ltd	5,178
2,278,000	*,e	China Datang Corp Renewable Power Co Ltd	225
509,500		China Everbright Water Ltd	225
2,154,308	e	China Gas Holdings Ltd	3,428
3,864,627		China Longyuan Power Group Corp	3,167
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,428,000	*,e	China Oil and Gas Group Ltd	$328
11,228,796	e	China Power International Development Ltd	4,351
404,000		China Power New Energy Development Co Ltd	256
985,580	e	China Resources Gas Group Ltd	3,385
5,844,983		China Resources Power Holdings Co	10,161
804,000		China Water Affairs Group Ltd	519
1,148,000	*,e	China Water Industry Group Ltd	196
1,374,839		Chubu Electric Power Co, Inc	20,005
198,052	e	Chugoku Electric Power Co, Inc	2,490
590,300		Cia de Saneamento Basico do Estado de Sao Paulo	5,480
63,880		Cia de Saneamento de Minas Gerais-COPASA	642
1,663,733		Cia Energetica de Minas Gerais	4,389
443,449		Cia Energetica de Sao Paulo (Class B)	2,004
11,804		Cia Energetica do Ceara	176
312,860		Cia Paranaense de Energia	3,235
2,073,100		CK Power PCL	196
3,858,859		CLP Holdings Ltd	39,966
1,978,136		CMS Energy Corp	83,101
16,194,369		Colbun S.A.	3,227
23,902		Connecticut Water Service, Inc	1,189
408,725	e	Consolidated Edison, Inc	30,777
35,807		Consolidated Water Co, Inc	416
1,283,704		Contact Energy Ltd	4,712
222,046		CPFL Energia S.A.	1,652
2,242,000	e	CT Environmental Group Ltd	654
16,399	e	Delta Natural Gas Co, Inc	391
1,553,707		Dominion Resources, Inc	115,394
786,909	*,g	DONG Energy A.S.	32,731
1,036,875	e	Drax Group plc	4,103
976,969		DTE Energy Co	91,513
3,109,137		DUET Group (ASE Exchange)	5,986
1,977,645		Duke Energy Corp	158,291
2,935,511	*,e	Dynegy, Inc	36,371
1,403,492	*	E.CL SA	2,210
1,929,145		E.ON AG.	13,711
2,672		E1 Corp	153
493,600		Eastern Water Resources Development and Management PCL	167
1,005,229		Edison International	72,628
1,590,305		EDP - Energias do Brasil S.A.	7,032
168,052		El Paso Electric Co	7,860
261,900		Electric Power Development Co	6,295
686,984		Electricite de France	8,362
15,200		Electricity Generating PCL	87
93,500		Eletropaulo Metropolitana de Sao Paulo S.A.	305
24,741		Elia System Operator S.A.	1,264
99,625		Empire District Electric Co	3,401
3,971,361		Empresa Nacional de Electricidad S.A.	2,633
39,603		Enagas	1,191
1,060,012		Endesa Americas S.A.	479
661,501		Endesa S.A.	14,182
184,443		Enea S.A.	411
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,258,786		Enel S.p.A.	$45,721
604,372		Energa S.A.	1,186
4,268,721		Energias de Portugal S.A.	14,326
1		Energix-Renewable Energies Ltd	0	^
1,427,294	*,e	Energy World Corp Ltd	246
33,318,963		Enersis Chile S.A.	3,075
39,879,790		Enersis S.A.	6,517
182,141		Engie Brasil Energia S.A.	2,156
921,228	e	ENN Energy Holdings Ltd	4,510
541,363		Entergy Corp	41,539
218,700		Equatorial Energia S.A.	3,384
40,000	e	eRex Co Ltd	1,194
42,322	e	ERG S.p.A.	486
124,888		ERM Power Ltd	111
368,943		Eversource Energy	19,989
65,953		EVN AG.	782
2,637,108		Exelon Corp	87,789
795,016	m	Federal Grid Co Unified Energy System JSC (ADR)	1,130
3,343,900		First Gen Corp	1,728
641,050		First Philippine Holdings Corp	963
1,216,694		FirstEnergy Corp	40,248
511,950		Fortis, Inc	16,463
139,183		Fortum Oyj	2,249
508,663		GAIL India Ltd	2,869
698,000		Gas Malaysia BHD	434
133,384		Gas Natural SDG S.A.	2,742
2,179,409		Gaz de France	33,791
1,086,437		Genesis Energy Ltd	1,654
99,212	e	Genie Energy Ltd	585
2,336,200		Global Power Synergy Co Ltd (Foreign)	2,467
19,171	e	Global Water Resources, Inc	154
539,471		Glow Energy PCL (Foreign)	1,246
280,358		Great Plains Energy, Inc	7,651
3,135,066		Guangdong Investments Ltd	5,008
66,991		Gujarat Gas Co Ltd	579
145,523		Gujarat State Petronet Ltd	342
169,113		Hawaiian Electric Industries, Inc	5,048
1,227,132		Hera S.p.A.	3,305
3,953,000	e,g	HK Electric Investments & HK Electric Investments Ltd	3,876
189,300	*,e	Hokkaido Electric Power Co, Inc	1,616
118,942	e	Hokuriku Electric Power Co	1,449
7,098,252	e	Hong Kong & China Gas Ltd	13,478
1,390,319	e	Hong Kong Electric Holdings Ltd	13,605
467,930	*	Huadian Energy Co Ltd	239
6,516,388	e	Huadian Power International Co	2,941
6,893,756		Huaneng Power International, Inc	4,348
9,934,000		Huaneng Renewables Corp Ltd	3,493
124,589	e,g	Hydro One Ltd	2,460
461,700	e	Hyflux Ltd	161
9,510,065		Iberdrola S.A.	64,663
164,853		Idacorp, Inc	12,905
71,572	*	Indiabulls Infrastructure and Power Ltd	4
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
54,451		Indraprastha Gas Ltd	$637
661,000	e	Infraestructura Energetica ,NV SAB de C.V.	2,584
2,216,821		Infratil Ltd	5,233
108,703	e	Innergex Renewable Energy, Inc	1,213
1,027,900		Inter Far East Energy Corp	139
416,768		Interconexion Electrica S.A.	1,409
993,363		Inversiones Aguas Metropolitanas S.A.	1,777
1,752,243		Iride S.p.A.	3,013
237,706		ITC Holdings Corp	11,049
377,673	e	Just Energy Income Fund	1,914
11,500		K&O Energy Group, Inc	165
700,000	e,g	Kangda International Environmental Co Ltd	156
997,515	*	Kansai Electric Power Co, Inc	9,075
9,435	*	Kenon Holdings Ltd	108
2,700,000	*,m	Kong Sun Holdings Ltd	136
16,973		Korea District Heating Corp	1,012
461,572		Korea Electric Power Corp	22,611
26,781		Korea Gas Corp	1,081
2,128		KyungDong City Gas Co Ltd	147
340,577		Kyushu Electric Power Co, Inc	3,197
80,000		Light S.A.	391
1,865,400		Manila Water Co, Inc	1,126
682,501		MDU Resources Group, Inc	17,363
1,524,412	*	Meridian Energy Ltd	2,890
85,162		MGE Energy, Inc	4,812
61,570		Middlesex Water Co	2,170
453,163		Mighty River Power Ltd	1,005
139,278		National Fuel Gas Co	7,531
6,352,388		National Grid plc	89,714
199,719		New Jersey Resources Corp	6,563
148,260		NextEra Energy Partners LP	4,147
2,329,925	e	NextEra Energy, Inc	284,996
1,311,902		NiSource, Inc	31,630
106,226	e	Northland Power Income Fund	1,979
89,793		Northwest Natural Gas Co	5,397
112,365		NorthWestern Corp	6,464
531,528		NRG Energy, Inc	5,958
279,166		NRG Yield, Inc (Class A)	4,556
213,169	e	NRG Yield, Inc (Class C)	3,615
2,725,543		NTPC Ltd	6,068
743,699		OGE Energy Corp	23,516
290,600		Okinawa Electric Power Co, Inc	6,553
138,657		ONE Gas, Inc	8,575
106,919		Ormat Technologies, Inc	5,176
0		Ormat Technologies, Inc (Foreign)	0	^
2,023,188		Osaka Gas Co Ltd	8,486
99,841		Otter Tail Corp	3,453
298,221	*	Pampa Energia S.A. (ADR)	9,662
238,086	e	Pattern Energy Group, Inc	5,355
482,305	e	Pennon Group plc	5,576
1,444,291		Petronas Gas BHD	7,643
2,738,397		PG&E Corp	167,508
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
147,528		Piedmont Natural Gas Co, Inc	$8,858
506,466		Pinnacle West Capital Corp	38,486
311,533		PNM Resources, Inc	10,193
10,864,294		PNOC Energy Development Corp	1,326
962,958		Polska Grupa Energetyczna S.A.	2,558
206,431		Portland General Electric Co	8,792
2,488,715		PPL Corp	86,035
15,608,932		PT Perusahaan Gas Negara Persero Tbk	3,448
2,028,867		PTC India Ltd	2,274
108,906		Public Power Corp	327
885,498		Public Service Enterprise Group, Inc	37,076
27,310		Qatar Electricity & Water Co	1,600
648,156		Red Electrica Corp S.A.	13,985
194,182	e	Redes Energeticas Nacionais S.A.	568
433,695		Reliance Energy Ltd	3,601
82,069	m	Rosseti PJSC (ADR)	244
31,873	e	Rubis	2,923
1,580,175		RusHydro PJSC (ADR)	1,880
482,708	*,e	RWE AG.	8,336
1,211,845		Saeta Yield S.A.	12,048
8,448		Samchully Co Ltd	772
489,400		Scan Inter PCL	107
183,953		SCANA Corp	13,313
52,904	e,g	Scatec Solar ASA	205
287,048		Scottish & Southern Energy plc	5,829
50,786		Sechilienne-Sidec	878
1,439,492		Sempra Energy	154,299
54,345		Severn Trent plc	1,763
171,800	*	Shanghai Lingyun Industries Development Co Ltd	215
114,184		Shikoku Electric Power Co, Inc	1,129
142,700		Shizuoka Gas Co Ltd	1,128
1,298,480	*	SIIC Environment Holdings Ltd	590
37,448		SJW Corp	1,636
1,916,284		Snam Rete Gas S.p.A.	10,626
128,000	*,m	Sound Global Ltd	25
266,973		South Jersey Industries, Inc	7,889
1,689,629		Southern Co	86,678
200,164		Southwest Gas Corp	13,983
24,636	e	Spark Energy, Inc	718
1,961,180		Spark Infrastructure Group	3,481
388,600		SPCG PCL	228
115,011		Spire, Inc	7,331
1,334,447		Suez Environnement S.A.	22,052
355,243	e	Superior Plus Corp	3,195
371,450		Taiwan Cogeneration Corp	275
295,742	*,e	Talen Energy Corp	4,096
384,300		Taliworks Corp BHD	138
1,371,092		Tata Power Co Ltd	1,556
1,954,773		Tauron Polska Energia S.A.	1,330
145,698	e	Telecom Plus plc	2,089
4,532,741		Tenaga Nasional BHD	15,674
46,011		Terna Energy S.A.	133
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
433,762		Terna Rete Elettrica Nazionale S.p.A.	$2,236
213,868		TerraForm Global, Inc	879
261,590	e	TerraForm Power, Inc	3,639
1,003,900		Thai Solar Energy PCL	142
1,334,400		Thai Tap Water Supply PCL	416
1,818,000		Tianjin Development Hldgs Ltd	875
573,007	e	Toho Gas Co Ltd	5,366
806,675		Tohoku Electric Power Co, Inc	10,520
1,655,319	*	Tokyo Electric Power Co, Inc	7,171
2,277,813		Tokyo Gas Co Ltd	10,134
230,769		Torrent Power Ltd	627
3,259,828	e	Towngas China Co Ltd	1,879
306,293		TransAlta Corp	1,361
246,785	e	TransAlta Renewables, Inc	2,771
104,621		Transmissora Alianca de Energia Eletrica S.A.	675
341,855		UGI Corp	15,466
763,765	*	Uniper SE	9,356
2,830,000	*,e	United Photovoltaics Group Ltd	268
143,306		United Utilities Group plc	1,861
41,768		Unitil Corp	1,631
36,464		VA Tech Wabag Ltd	301
98,592	e	Valener, Inc	1,640
25,000	e	Vanguard FTSE Developed Markets ETF	935
167,951		Vectren Corp	8,431
1,204,683		Veolia Environnement	27,758
32,438	*,e	Vivint Solar, Inc	102
1,481,344		VPC Specialty Lending Investments plc	1,536
394,836		WEC Energy Group, Inc	23,643
227,717	e	Westar Energy, Inc	12,923
117,243		WGL Holdings, Inc	7,351
4,111,212		Xcel Energy, Inc	169,135
6,425		YESCO Co Ltd	220
30,494	e	York Water Co	904
4,655,285		YTL Corp BHD	2,015
3,129,864		YTL Power International BHD	1,211
337,000	e	Yunnan Water Investment Co Ltd	185
263,591	*	Zorlu Enerji Elektrik Uretim AS	140
		TOTAL UTILITIES	3,522,618
		TOTAL COMMON STOCKS	112,942,131
		(Cost $103,812,455)

PURCHASED OPTIONS - 0.0%

CONSUMER SERVICES - 0.0%
300		Chipotle Mexican Grill, Inc	10
		TOTAL CONSUMER SERVICES	10

DIVERSIFIED FINANCIALS - 0.0%
42,500		S&P 500 Index	994
14,500		S&P 500 Index	252
		TOTAL DIVERSIFIED FINANCIALS	1,246
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
1,000		Humana, Inc	$1
1,000		Humana, Inc	6
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	7

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
62,600		Coty, Inc	3
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3

MATERIALS - 0.0%
2,000		Monsanto Co	6
		TOTAL MATERIALS	6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
3,000		Johnson & Johnson	0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	0	^

SOFTWARE & SERVICES - 0.0%
5,000		salesforce.com, Inc	1
		TOTAL SOFTWARE & SERVICES	1

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
18,000		Ciena Corp	14
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	14
		TOTAL PURCHASED OPTIONS	1,287
		(Cost $2,349)

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
8,868,883	*	ITAUSA Investimentos Itau PR	22,744
		TOTAL BANKS	22,744
CAPITAL GOODS - 0.0%
29,949		Villeroy & Boch AG	478
		TOTAL CAPITAL GOODS	478
DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	1,964
		TOTAL DIVERSIFIED FINANCIALS	1,964
REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	17
		TOTAL REAL ESTATE	17
		TOTAL PREFERRED STOCKS	25,203
		(Cost $30,234)

RIGHTS / WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
324,439		Tata Motors Ltd (DVR)	1,664
		TOTAL AUTOMOBILES & COMPONENTS	1,664

BANKS - 0.0%
135,500		Kasikornbank PCL - NVDR	736
		TOTAL BANKS	736

CAPITAL GOODS - 0.0%
97,750	m	Samsung Heavy Industries Co Ltd	202
		TOTAL CAPITAL GOODS	202
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
14,966	e	Collector AB	$12
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12

DIVERSIFIED FINANCIALS - 0.0%
11,467	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

ENERGY - 0.0%
146,790	m	Banpu PCL	59
244,517		Ezion Holdings Ltd	10
		TOTAL ENERGY	69

FOOD & STAPLES RETAILING - 0.0%
135,947	m	Safeway Casa Ley	12
135,947	m	Safeway PDC LLC	12
		TOTAL FOOD & STAPLES RETAILING	24

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
190,191		Community Health Systems, Inc	2
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2

INSURANCE - 0.0%
53,389	m	Cover-More Group Ltd	11
		TOTAL INSURANCE	11

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
153	e	Asterias Biotherapeutics, Inc	0	^
2,121	e	BioTime, Inc	2
13,620	m	CMG Pharmaceutical Co Ltd	12
55,620	m	Forest Laboratories, Inc CVR	53
17,790	m	Omthera Pharmaceuticals, Inc	11
228,016	m	Trius Therapeutics, Inc	30
2,346		ViroMed Co Ltd	48
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	156

REAL ESTATE - 0.0%
18,788		Aliansce Shopping Centers S.A.	2
4,761,352	m	BGP Holdings plc	0
114,905		Cheuk Nang Holdings Ltd	29
201,235	m	Tritax Big Box REIT PLC	17
		TOTAL REAL ESTATE	48

SOFTWARE & SERVICES - 0.0%
141,205	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
196,024	m	Leap Wireless International, Inc	494
		TOTAL TELECOMMUNICATION SERVICES	494
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

					VALUE
SHARES		COMPANY			(000)
TRANSPORTATION - 0.0%
13,410	m	Asiana Airlines, Inc			$0
2		Thoresen Thai Agencies PCL			0	^
		TOTAL TRANSPORTATION			0

		TOTAL RIGHTS / WARRANTS			3,418
		(Cost $3,331)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 3.9%
GOVERNMENT AGENCY DEBT - 0.1%
$80,000,000	d	Federal Home Loan Bank (FHLB)	0.370%	10/05/16	79,999
		TOTAL GOVERNMENT AGENCY DEBT			79,999

TREASURY DEBT - 0.5%
14,200,000		United States Treasury Bill	0.308 - 0.311	10/20/16	14,199
37,000,000		United States Treasury Bill	0.291	11/17/16	36,992
10,200,000		United States Treasury Bill	0.300	12/01/16	10,197
93,400,000		United States Treasury Bill	0.265	12/22/16	93,349
42,600,000	d	United States Treasury Bill	0.394	12/29/16	42,571
142,100,000		United States Treasury Bill	0.305 - 0.312	02/09/17	141,926
50,000,000	d	United States Treasury Bill	0.320	03/02/17	49,924
92,800,000		United States Treasury Bill	0.468	03/16/17	92,627
49,700,000	d	United States Treasury Bill	0.369	03/23/17	49,600
		TOTAL TREASURY DEBT			531,385

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%
CERTIFICATE OF DEPOSIT - 0.7%
210,000,000		Bank of Montreal	0.250	10/03/16	210,000
210,000,000		CIBC Bank and Trust Company	0.260	10/03/16	210,000
210,000,000		Deutsche Bank	0.500	10/03/16	210,000
210,000,000		National Australia Bank Ltd	0.280	10/03/16	210,000
		TOTAL CERTIFICATE OF DEPOSIT			840,000

REPURCHASE AGREEMENT - 2.5%
80,000,000	r	Bank of Nova Scotia	0.450	10/03/16	80,000
175,000,000	s	Barclays	0.470	10/03/16	175,000
400,000,000	t	Barclays	0.470	10/03/16	400,000
109,000,000	u	Citigroup	0.500	10/03/16	109,000
36,000,000	v	Citigroup	0.510	10/03/16	36,000
85,000,000	w	Citigroup	0.440	10/07/16	85,000
275,000,000	x	Citigroup	0.450	10/07/16	275,000
50,000,000	y	Deutsche Bank	0.500	10/03/16	50,000
25,000,000	z	Goldman Sachs	0.310	10/03/16	25,000
350,000,000	aa	Goldman Sachs	0.380	10/06/16	350,000
65,000,000	ab	HSBC	0.450	10/03/16	65,000
50,000,000	ac	HSBC	0.380	10/04/16	50,000
400,000,000	ad	Nomura	0.510	10/03/16	400,000
89,000,000	ae	Royal Bank of Scotland	0.460	10/03/16	89,000
300,000,000	af	Royal Bank of Scotland	0.340	10/04/16	300,000
400,000,000	ag	Royal Bank of Scotland	0.350	10/04/16	400,000
		TOTAL REPURCHASE AGREEMENT			2,889,000

187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
SHARES		COMPANY	RATE	DATE	(000)
VARIABLE RATE SECURITIES - 0.1%
111,166,055	i	SLM Student Loan Trust 2007	0.755%	01/25/19	$110,306
		TOTAL VARIABLE RATE SECURITIES			110,306

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			3,839,306

		TOTAL SHORT-TERM INVESTMENTS			4,450,690
		(Cost $4,451,469)
		TOTAL INVESTMENTS - 103.3%			117,423,487
		(Cost $108,300,653)
		OTHER ASSETS & LIABILITIES, NET - (3.3)%			(3,723,989)
		NET ASSETS - 100.0%			$113,699,498

Abbreviation(s):
ADR	American Depositary Receipt
BRL	Brazilian Real
DVR	Differential Voting Rights
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,087,480,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/16, the aggregate value of these securities was $461,829,000 or 0.4% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written contracts.
r	Agreement with Bank of Nova Scotia, 0.45% dated 9/30/16 to be repurchased at $80,000,000 on 10/03/16, collateralized by U.S. Government Agency Securities valued at $81,603,000.
s	Agreement with Barclays, 0.47% dated 9/30/16 to be repurchased at $175,000,000 on 10/03/16, collateralized by U.S. Government Agency Securities valued at $178,442,000.
t	Agreement with Barclays, 0.47% dated 9/30/16 to be repurchased at $400,000,000 on 10/03/16, collateralized by U.S. Government Agency Securities valued at $408,000,000.
u	Agreement with Citigroup, 0.50% dated 9/30/16 to be repurchased at $109,000,000 on 10/03/16, collateralized by U.S. Government Agency Securities valued at $111,180,000.
v	Agreement with Citigroup, 0.51% dated 9/30/16 to be repurchased at $36,000,000 on 10/03/16, collateralized by U.S. Government Agency Securities valued at $36,720,000.
w	Agreement with Citigroup, 0.44% dated 9/30/16 to be repurchased at $85,000,000 on 10/07/16, collateralized by U.S. Government Agency Securities valued at $86,700,000.
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

x	Agreement with Citigroup, 0.45% dated 9/30/16 to be repurchased at $275,000,000 on 10/07/16, collateralized by U.S. Government Agency Securities valued at $280,500,000.
y	Agreement with Deutshe Bank, 0.50% dated 9/30/16 to be repurchased at $50,000,000 on 10/03/16, collateralized by U.S. Government Agency Securities valued at $51,000,000.
z	Agreement with Goldman Sachs, 0.31% dated 9/26/16 to be repurchased at $25,000,000 on 10/03/16, collateralized by U.S. Government Agency Securities valued at $25,500,000.
aa	Agreement with Goldman Sachs, 0.38% dated 9/29/16 to be repurchased at $350,000,000 on 10/06/16, collateralized by U.S. Government Agency Securities valued at $357,000,000.
ab	Agreement with HSBC, 0.45% dated 9/30/16 to be repurchased at $65,000,000 on 10/03/16, collateralized by U.S. Government Agency Securities valued at $66,302,000.
ac	Agreement with HSBC, 0.38% dated 9/27/16 to be repurchased at $50,000,000 on 10/04/16, collateralized by U.S. Government Agency Securities valued at $51,003,000.
ad	Agreement with Nomura, 0.51% dated 9/30/16 to be repurchased at $400,000,000 on 10/03/16, collateralized by U.S. Government Agency Securities valued at $408,000,000.
ae	Agreement with Royal Bank of Scotland, 0.46% dated 9/30/16 to be repurchased at $89,000,000 on 10/03/16, collateralized by U.S. Government Agency Securities valued at $90,781,000.
af	Agreement with Royal Bank of Scotland, 0.34% dated 9/27/16 to be repurchased at $300,000,000 on 10/04/16, collateralized by U.S. Government Agency Securities valued at $306,000,000.
ag	Agreement with Royal Bank of Scotland, 0.35% dated 9/29/16 to be repurchased at $400,000,000 on 10/06/16, collateralized by U.S. Government Agency Securities valued at $408,002,000.

Cost amounts are in thousands.
189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

September 30, 2016

	Value	% of total
Country	(000)	portfolio
DOMESTIC
UNITED STATES	$81,973,176	69.9%
TOTAL DOMESTIC	81,973,176	69.9

FOREIGN
ARGENTINA	25,076	0.0
AUSTRALIA	1,467,270	1.2
AUSTRIA	132,142	0.1
BELGIUM	272,964	0.2
BERMUDA	136,562	0.1
BRAZIL	554,426	0.5
CANADA	2,366,087	2.0
CAYMAN ISLANDS	3,593	0.0
CHILE	109,445	0.1
CHINA	2,227,625	1.9
COLOMBIA	38,731	0.0
CYPRUS	63	0.0
CZECH REPUBLIC	37,677	0.0
DENMARK	441,573	0.4
EGYPT	22,751	0.0
FAROE ISLANDS	6,149	0.0
FINLAND	298,984	0.3
FRANCE	2,485,351	2.1
GEORGIA	4,004	0.0
GERMANY	2,128,785	1.8
GREECE	27,190	0.0
GUERNSEY, C.I.	347	0.0
HONG KONG	892,631	0.8
HUNGARY	26,351	0.0
INDIA	773,588	0.7
INDONESIA	218,450	0.2
IRELAND	477,113	0.4
ISLE OF MAN	6,852	0.0
ISRAEL	206,261	0.2
ITALY	512,422	0.4
JAPAN	5,845,806	5.0
JERSEY, C.I.	17,389	0.0
JORDAN	3,282	0.0
KOREA, REPUBLIC OF	1,258,044	1.1
LUXEMBOURG	87,615	0.1
MACAU	4,009	0.0
MALAYSIA	199,597	0.2
MALTA	7,069	0.0
MEXICO	277,605	0.2
MONACO	4,947	0.0
NETHERLANDS	1,123,149	1.0
NEW ZEALAND	116,387	0.1
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Value	% of total
Country	(000)	portfolio
NORWAY	$215,206	0.2%
PANAMA	16,501	0.0
PERU	36,389	0.0
PHILIPPINES	135,249	0.1
POLAND	72,048	0.1
PORTUGAL	50,131	0.0
PUERTO RICO	28,785	0.0
QATAR	47,852	0.0
ROMANIA	3,967	0.0
RUSSIA	267,212	0.2
SINGAPORE	589,684	0.5
SOUTH AFRICA	547,543	0.5
SPAIN	519,692	0.4
SWEDEN	546,109	0.5
SWITZERLAND	1,758,014	1.5
TAIWAN	1,143,094	1.0
THAILAND	206,631	0.2
TURKEY	98,507	0.1
UNITED ARAB EMIRATES	68,635	0.1
UNITED KINGDOM	4,238,017	3.6
URUGUAY	15,683	0.0
TOTAL FOREIGN	35,450,311	30.2

TOTAL PORTFOLIO	$117,423,487	100.0%
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.1%

ARGENTINA - 0.0%
80,085	*	Pampa Energia S.A. (ADR)	$2,595
		TOTAL ARGENTINA	2,595

AUSTRALIA - 1.8%
156,441		AGL Energy Ltd	2,290
696,501	e	Alumina Ltd	784
711,931		Amcor Ltd	8,292
970,957		AMP Ltd	3,947
133,918		APA Group	877
25,645		Aristocrat Leisure Ltd	312
321,889	*,m	Arrium Ltd	2
84,640		AusNet Services	107
1,436,474		Australia & New Zealand Banking Group Ltd	30,599
66,761		Australian Stock Exchange Ltd	2,473
17,955	e	Bank of Queensland Ltd	157
21,841	e	Bendigo Bank Ltd	181
2,110,139		BHP Billiton Ltd	36,553
783,643	e	BHP Billiton Ltd (ADR)	27,153
389,118		BHP Billiton plc	5,852
126,480		BlueScope Steel Ltd	755
35,955		Boral Ltd	187
291,527		Brambles Ltd	2,687
12,472		Caltex Australia Ltd	330
80,260		Challenger Financial Services Group Ltd	629
37,910	e	CIMIC Group Ltd	840
131,777		Coca-Cola Amatil Ltd	1,039
7,101	e	Cochlear Ltd	770
595,165	e	Commonwealth Bank of Australia	33,188
106,886		Computershare Ltd	848
17,277		Crown Resorts Ltd	174
134,483		CSL Ltd	11,059
86,712		Dexus Property Group	609
44,567		Domino’s Pizza Enterprises Ltd	2,415
114,040		DUET Group (ASE Exchange)	220
71,877		DuluxGroup Ltd	365
2,488	e	Flight Centre Travel Group Ltd	70
1,722,274	e	Fortescue Metals Group Ltd	6,592
146,715		GPT Group (ASE)	571
24,442	e	Harvey Norman Holdings Ltd	98
82,214		Healthscope Ltd	194
178,483		Incitec Pivot Ltd	388
642,775		Insurance Australia Group Ltd	2,707
177,021		Lend Lease Corp Ltd	1,918
84,454		Macquarie Goodman Group	473
67,489		Macquarie Group Ltd	4,268
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
128,255		Medibank Pvt Ltd	$244
976,429		Mirvac Group	1,683
853,400		National Australia Bank Ltd	18,345
399,734	*	Newcrest Mining Ltd	6,748
1,037,956		Northern Star Resources Ltd	3,678
65,657	e	Oil Search Ltd	362
84,639	e	Orica Ltd	992
438,494		Origin Energy Ltd	1,849
328,034		Orora Ltd	796
72,671		Oxiana Ltd	340
3,596		Perpetual Trustees Australia Ltd	129
10,217	e	Platinum Asset Mangement Ltd	40
103,218		Qantas Airways Ltd	248
452,164		QBE Insurance Group Ltd	3,235
98,224		QR National Ltd	355
10,689		Ramsay Health Care Ltd	650
2,504		REA Group Ltd	109
341,649		Santos Ltd	963
1,794,810		Scentre Group	6,480
15,655		Seek Ltd	188
42,421		Shopping Centres Australasia Property Group	74
55,560		Sonic Healthcare Ltd	941
909,330	*	South32 Ltd	1,694
2,070,000		Star Entertainment Grp Ltd	9,601
873,357		Stockland Trust Group	3,199
429,903		Suncorp-Metway Ltd	4,011
759,091		Sydney Airport	4,069
37,710		Tabcorp Holdings Ltd	144
68,801		Tattersall’s Ltd	193
1,510,977		Telstra Corp Ltd	6,024
16,252		TPG Telecom Ltd	108
918,601		Transurban Group (ASE)	8,028
35,493		Treasury Wine Estates Ltd	301
215,836		Vicinity Centres	526
173,990	*	Virgin Australia Holdings Ltd	31
23,657	e	Vocus Communications Ltd	113
278,218		Wesfarmers Ltd	9,432
587,473	e	Westfield Corp	4,396
1,153,904	e	Westpac Banking Corp	26,254
163,943		Woodside Petroleum Ltd	3,635
260,055	e	Woolworths Ltd	4,656
14,169		WorleyParsons Ltd	92
		TOTAL AUSTRALIA	327,929

AUSTRIA - 0.2%
5,392		Andritz AG.	293
22,519		Erste Bank der Oesterreichischen Sparkassen AG.	667
65,989	*,e,m	Immoeast AG.	0
11,127	e	OMV AG.	320
9,322	*	Raiffeisen International Bank Holding AG.	142
84,830		Voestalpine AG.	2,933
1,718,287		Wienerberger AG.	29,174
		TOTAL AUSTRIA	33,529
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
BELGIUM - 0.3%
14,394		Ageas	$526
303,635		Anheuser-Busch InBev NV	39,930
2,712		Befimmo SCA Sicafi	164
11,477		Belgacom S.A.	343
1,739		Cofinimmo	217
5,200	e	Colruyt S.A.	289
63,522	*	Fagron NV	689
6,126		Groupe Bruxelles Lambert S.A.	544
18,831	*	KBC Groep NV	1,099
5,644		Solvay S.A.	654
4,099	*	Telenet Group Holding NV	214
26,316		UCB S.A.	2,037
7,254		Umicore	456
		TOTAL BELGIUM	47,162

BERMUDA - 0.1%
82,830	*	Arch Capital Group Ltd	6,565
156,148		Marvell Technology Group Ltd	2,072
53,857		RenaissanceRe Holdings Ltd	6,472
133,871	*	Third Point Reinsurance Ltd	1,606
		TOTAL BERMUDA	16,715

BRAZIL - 0.1%
808,060		Banco Itau Holding Financeira S.A.	8,826
1,484,297		Itau Unibanco Banco Multiplo S.A. (ADR)	16,238
		TOTAL BRAZIL	25,064

CANADA - 3.2%
134,315		Agnico-Eagle Mines Ltd	7,264
16,945	e	Agrium, Inc	1,535
746,764		Alimentation Couche Tard, Inc	36,190
22,179	e	AltaGas Income Trust	570
12,079	e	ARC Resources Ltd	219
16,954		Atco Ltd	602
135,706	*	Bank of Montreal	8,893
281,298		Bank of Nova Scotia	14,906
296,990		Barrick Gold Corp (Canada)	5,259
159,461		BCE, Inc	7,364
16,843	*	Blackberry Ltd (New)	134
11,222		Boardwalk Real Estate Investment Trust	443
68,209	*,e	Bombardier, Inc	94
179,316		Brookfield Asset Management, Inc	6,305
1,439		Brookfield Business Partners LP	38
136,804		CAE, Inc	1,943
13,834	e	Cameco Corp (Toronto)	118
4,016		Canadian Apartment Properties REIT	94
114,431	e	Canadian Imperial Bank of Commerce/Canada	8,873
189,745		Canadian National Railway Co	12,403
589,733		Canadian Natural Resources Ltd (Canada)	18,852
75,010	e	Canadian Pacific Railway Ltd (Toronto)	11,446
2,431		Canadian Real Estate Investment Trust	87
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
52,499		Canadian Tire Corp Ltd	$5,257
4,422		Canadian Utilities Ltd	125
190,617	e	Cara Operations Ltd	4,009
28,975		CCL Industries	5,579
390,000	*	Celestica, Inc	4,218
2,402,103		Cenovus Energy, Inc (Toronto)	34,477
67,060	*	CGI Group, Inc	3,194
110,488	e	CI Financial Corp	2,120
1,620		Constellation Software, Inc	730
30,841	e	Crescent Point Energy Corp	407
336,902	e	Dollarama, Inc	26,304
92,645	*	Eldorado Gold Corp	364
13,557	e	Element Financial Corp	170
5,855		Empire Co Ltd	87
230,606		Enbridge, Inc	10,135
302,459		EnCana Corp	3,161
3,177		Fairfax Financial Holdings Ltd	1,862
79,444		Finning International, Inc	1,478
3,924		First Capital Realty, Inc	66
174,895		First Quantum Minerals Ltd	1,448
97,472		Fortis, Inc	3,135
54,450		Franco-Nevada Corp	3,804
51,783		George Weston Ltd	4,320
231,200		Gildan Activewear, Inc	6,457
252,109		Goldcorp, Inc	4,160
110,550		Great-West Lifeco, Inc	2,721
23,866		H&R Real Estate Investment Trust	408
170,211		Husky Energy, Inc	2,085
6,341	e,g	Hydro One Ltd	125
60,093	e	IGM Financial, Inc	1,622
64,969		Imperial Oil Ltd	2,032
3,286		Industrial Alliance Insurance and Financial Services, Inc	118
62,101		Intact Financial Corp	4,489
127,271		Inter Pipeline Ltd	2,687
2,358		Jean Coutu Group PJC, Inc	36
75,406	e	Keyera Corp	2,438
80,298	*	Kinaxis, Inc	4,090
540,661	*	Kinross Gold Corp	2,279
167,336		Linamar Corp	6,987
28,894		Loblaw Cos Ltd	1,487
93,484	*	Magna International, Inc	4,013
160,000		Magna International, Inc (Class A)	6,872
429,471		Manulife Financial Corp	6,059
1,492,327	*,e	MEG Energy Corp	6,745
3,134		Methanex Corp	112
325,033		Metro, Inc	10,671
104,677	e	National Bank of Canada	3,712
2,913		Onex Corp	188
163,553		Open Text Corp	10,594
122,369		Pembina Pipeline Income Fund	3,729
75,751	e	Peyto Exploration & Development Corp	2,126
251,430		Potash Corp of Saskatchewan	4,092
159,810		Power Corp Of Canada	3,385
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
116,126	e	Power Financial Corp	$2,691
7,182	e	PrairieSky Royalty Ltd	146
1,599		Restaurant Brands International LP	71
206,715		Restaurant Brands International, Inc	9,215
72,959		Restaurant Brands International, Inc (Toronto)	3,253
127,895		RioCan Real Estate Investment Trust	2,654
54,381		Rogers Communications, Inc (Class B)	2,307
592,702	*	Royal Bank of Canada	36,711
75,840		Saputo, Inc	2,635
7,621	*	Seven Generations Energy Ltd	183
35,641		Shaw Communications, Inc (B Shares)	729
205,333		Silver Wheaton Corp	5,547
13,879		Smart Real Estate Investment Trust	374
6,535		SNC-Lavalin Group, Inc	257
440,336	*,g	Spin Master Corp	10,509
201,610		Sun Life Financial, Inc	6,560
1,284,156		Suncor Energy, Inc	35,648
183,456		Teck Cominco Ltd	3,307
77,270		TELUS Corp	2,550
1,347,120		Toronto-Dominion Bank	59,801
241,429	*	Tourmaline Oil Corp	6,540
357,981	e	TransCanada Corp	17,002
162,941	e	TransForce, Inc	3,374
32,918	*	Turquoise Hill Resources Ltd	97
181,031	e	Veresen, Inc	1,849
4,152	e	Vermilion Energy, Inc	161
29,241		Waste Connections, Inc	2,184
2,224	e	West Fraser Timber Co Ltd	69
180,000		WestJet Airlines Ltd	3,145
49,126	e	Winpak Ltd	1,641
452,394	e	Yamana Gold, Inc	1,948
		TOTAL CANADA	589,759

CHILE - 0.1%
29,552	e	Antofagasta plc	200
337,690		Sociedad Quimica y Minera de Chile S.A. (ADR)	9,084
		TOTAL CHILE	9,284

CHINA - 0.2%
117,860	*	Alibaba Group Holding Ltd (ADR)	12,469
15,471	*	Baidu, Inc (ADR)	2,817
9,579,000	*,e,m	China Animal Healthcare Ltd	12
1,238,000		China Aoyuan Property Group Ltd	298
7,346,800		China Everbright International Ltd	8,808
1,300,255	*,m	China New Town Development Co Ltd	58
519,188		China Overseas Land & Investment Ltd	1,785
203,000		CNOOC Ltd	256
3,666,500	*	Intime Retail Group Co Ltd	3,216
84,259	*	JD.com, Inc (ADR)	2,198
2,445,612		Sino-Ocean Land Holdings Ltd	1,135
144,500		Tencent Holdings Ltd	4,017
86,449		Yangzijiang Shipbuilding	48
		TOTAL CHINA	37,117
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
CZECH REPUBLIC - 0.0%
1,138,510	*,g	Moneta Money Bank AS.	$3,626
		TOTAL CZECH REPUBLIC	3,626

DENMARK - 0.9%
295		AP Moller - Maersk AS (Class A)	414
490		AP Moller - Maersk AS (Class B)	721
8,168		Carlsberg AS (Class B)	781
7,513		Christian Hansen Holding	447
9,022		Coloplast AS	702
634,464		Danske Bank AS	18,562
1,195,096	*,g	DONG Energy A.S.	49,709
104,459		DSV AS	5,212
4,324	*	Genmab AS	740
82,850		GN Store Nord	1,787
741,953	*	H Lundbeck AS	24,368
12,646		ISS A.S.	525
916,777		Novo Nordisk AS	38,210
17,574		Novozymes AS	775
88,446		Pandora AS	10,713
180,000		Sydbank AS	5,488
61,554	*	TDC AS	362
300,000	*	Topdanmark AS	8,418
8,529		Tryg A.S.	171
16,760		Vestas Wind Systems AS	1,384
9,589	*	William Demant Holding A.S.	196
		TOTAL DENMARK	169,685

FINLAND - 0.6%
152,591		Amer Sports Oyj (A Shares)	4,667
10,525		Elisa Oyj (Series A)	388
34,404		Fortum Oyj	556
352,600		Huhtamaki Oyj	16,424
50,000		Kesko Oyj (B Shares)	2,304
25,373		Kone Oyj (Class B)	1,288
8,479		Metso Oyj	247
259,784		Neste Oil Oyj	11,081
5,957,701		Nokia Oyj (Turquoise)	34,533
8,594		Nokian Renkaat Oyj	313
8,051		Orion Oyj (Class B)	317
1,193,600	*	Outokumpu Oyj	8,195
602,235		Sampo Oyj (A Shares)	26,756
42,767		Stora Enso Oyj (R Shares)	380
40,594		UPM-Kymmene Oyj	857
10,968		Wartsila Oyj (B Shares)	494
		TOTAL FINLAND	108,800

FRANCE - 3.2%
310,243		Accor S.A.	12,310
2,141		Aeroports de Paris	212
29,252		Air Liquide	3,137
11,859	*	Alstom RGPT	314
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
502,753		Arkema	$46,546
6,514		Atos Origin S.A.	701
377,523		AXA S.A.	8,027
194,043		BNP Paribas	9,980
67,445		Bollore	235
100,617		Bouygues S.A.	3,337
20,158		Bureau Veritas S.A.	433
25,445		Cap Gemini S.A.	2,495
41,986		Carrefour S.A.	1,089
4,295		Casino Guichard Perrachon S.A.	209
4,146		Christian Dior S.A.	744
12,271		CNP Assurances	206
752,668		Compagnie de Saint-Gobain	32,568
80,426		Credit Agricole S.A.	793
89,230		Dassault Systemes S.A.	7,746
16,113		Edenred	377
4,520		Eiffage S.A.	351
18,522	e	Electricite de France	225
28,846		Essilor International S.A.	3,721
3,133		Eurazeo	182
140,862		European Aeronautic Defence and Space Co	8,543
13,498		Eutelsat Communications	279
526,042		Faurecia	20,643
2,484		Fonciere Des Regions	231
996,221		France Telecom S.A.	15,608
505,028		Gaz de France	7,830
3,099		Gecina S.A.	488
541,183		Groupe Danone	40,184
34,423		Groupe Eurotunnel S.A.	373
1,976		Hermes International	804
6,617		Icade	516
2,019		Iliad S.A.	424
2,683		Imerys S.A.	194
4,228		Ingenico	370
190,217		JC Decaux S.A.	6,151
5,786		Kering	1,168
35,234		Klepierre	1,617
8,662		Lagardere S.C.A.	221
20,258		Legrand S.A.	1,194
139,756		L’Oreal S.A.	26,415
41,577		LVMH Moet Hennessy Louis Vuitton S.A.	7,089
89,281		Michelin (C.G.D.E.) (Class B)	9,887
72,467		Natixis	338
8,670		Numericable-SFR SAS	255
31,886		Pernod-Ricard S.A.	3,776
36,748	*	Peugeot S.A.	561
14,278		Publicis Groupe S.A.	1,080
1,731		Remy Cointreau S.A.	148
193,500		Renault S.A.	15,919
496,121		Rexel S.A.	7,600
23,666		Safran S.A.	1,702
329,791		Sanofi-Aventis	25,114
665,045		Schneider Electric S.A.	46,263
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
12,410		SCOR SE	$386
2,149		Societe BIC S.A.	318
58,121		Societe Generale	2,011
7,166		Sodexho Alliance S.A.	854
436,318		Suez Environnement S.A.	7,210
8,436		Technip S.A.	519
314,852		Teleperformance	33,586
57,666		Thales S.A.	5,310
1,514,335	e	Total S.A.	72,023
30,991		Unibail-Rodamco	8,356
390,337		Valeo S.A.	22,784
159,759		Veolia Environnement	3,681
360,776		Vinci S.A.	27,628
87,588		Vivendi Universal S.A.	1,768
2,091		Wendel	244
15,548		Zodiac S.A.	378
		TOTAL FRANCE	575,979

GERMANY - 2.3%
100,686		Adidas-Salomon AG.	17,512
114,671		Allianz AG.	17,041
255,710		Alstria Office REIT-AG.	3,512
3,202		Axel Springer AG.	164
69,599		BASF SE	5,959
423,153		Bayer AG.	42,497
26,271		Bayerische Motoren Werke AG.	2,212
2,738		Bayerische Motoren Werke AG. (Preference)	202
384,865		Beiersdorf AG.	36,329
300,000		Borussia Dortmund GmbH & Co KGaA	1,636
11,748		Brenntag AG.	642
81,847		Commerzbank AG.	529
62,936		Continental AG.	13,261
5,649	g	Covestro AG.	334
160,774		Daimler AG. (Registered)	11,339
39,157		Deutsche Annington Immobilien SE	1,484
169,106	*	Deutsche Bank AG.	2,204
1,104		Deutsche Boerse AG.	86
167,015	*	Deutsche Boerse AG. (Tender)	13,556
18,048	e	Deutsche Lufthansa AG.	201
73,518		Deutsche Post AG.	2,302
1,363,044		Deutsche Telekom AG.	22,900
58,591		Deutsche Wohnen AG.	2,132
65,000		Duerr AG.	5,465
309,727		E.ON AG.	2,201
12,548		Evonik Industries AG.	425
2,977		Fraport AG. Frankfurt Airport Services Worldwide	163
180,000		Freenet AG.	5,268
123,327		Fresenius Medical Care AG.	10,789
58,195		Fresenius SE	4,649
31,246		Fuchs Petrolub AG. (Preference)	1,427
13,673		GEA Group AG.	760
74,598		Hannover Rueckversicherung AG.	7,997
10,752		HeidelbergCement AG.	1,017
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
7,749		Henkel KGaA	$904
13,600		Henkel KGaA (Preference)	1,851
1,595		Hochtief AG.	225
5,123		Hugo Boss AG.	284
322,770		Infineon Technologies AG.	5,755
14,877	e	K&S AG.	282
6,902		Lanxess AG.	430
267,713		Linde AG.	45,490
2,680		MAN AG.	283
62,280		Merck KGaA	6,718
13,498		Metro AG.	402
42,297		Muenchener Rueckver AG.	7,900
7,108		Osram Licht AG.	418
177,246	*	Paion AG.	523
11,643		Porsche AG.	596
391,253		ProSiebenSat. Media AG.	16,775
73,810	*	RWE AG.	1,275
148,235		SAP AG.	13,556
12,630		Schaeffler AG.	200
222,632	*,g	Scout24 AG.	7,499
398,846		Siemens AG.	46,769
41,000	*,e	SLM Solutions Group AG.	1,942
150,000		Software AG.	6,357
9,340		Symrise AG.	685
52,452	e	Telefonica Deutschland Holding AG.	211
27,539		ThyssenKrupp AG.	658
37,841		TUI AG. (DI)	538
15,618	*	Uniper SE	191
9,326		United Internet AG.	413
7,740		Volkswagen AG.	1,121
8,348		Volkswagen AG. (Preference)	1,100
103,312	e	Wirecard AG.	5,367
6,779	*,g	Zalando SE	283
		TOTAL GERMANY	415,196

HONG KONG - 1.0%
5,687,658		AIA Group Ltd	38,248
10,718		ASM Pacific Technology	89
154,751	e	Bank of East Asia Ltd	632
829,353		BOC Hong Kong Holdings Ltd	2,822
139,431	e	Cathay Pacific Airways Ltd	195
58,953		Cheung Kong Infrastructure Holdings Ltd	509
673,543		Cheung Kong Property Holdings Ltd	4,955
625,000		Chow Sang Sang Holding	1,107
912,543		CK Hutchison Holdings Ltd	11,664
536,454		CLP Holdings Ltd	5,556
101,463		First Pacific Co	73
111,803		Galaxy Entertainment Group Ltd	425
1,063,434	*	Global Brands Group Holding Ltd	109
553,000	*	Glorious Property Holdings Ltd	74
361,990		Hang Lung Group Ltd	1,384
3,212,664		Hang Lung Properties Ltd	7,288
383,572		Hang Seng Bank Ltd	6,886
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
516,017		Henderson Land Development Co Ltd	$3,079
130,500	e,g	HK Electric Investments & HK Electric Investments Ltd	128
126,660		HKT Trust and HKT Ltd	178
2,663,272		Hong Kong & China Gas Ltd	5,057
330,488		Hong Kong Electric Holdings Ltd	3,234
155,148		Hong Kong Exchanges and Clearing Ltd	4,106
230,600		Hongkong Land Holdings Ltd	1,643
47,000		Hopewell Highway Infrastructure Ltd	29
262,347		Hutchison Port Holdings Trust	117
82,760		Hysan Development Co Ltd	389
11,900		Jardine Matheson Holdings Ltd	721
48,000		Kerry Logistics Network Ltd	66
1,561,948		Kerry Properties Ltd	5,132
1,345,027		Li & Fung Ltd	693
181,026		Link REIT	1,336
1,002,692	e	Melco Crown Entertainment Ltd (ADR)	16,153
398,157		MTR Corp	2,200
1,915,027		New World Development Co Ltd	2,511
842,404	*,e	Noble Group Ltd	95
73,532		NWS Holdings Ltd	123
199,262		PCCW Ltd	123
2,756,333		Sands China Ltd	12,081
51,992		Shangri-La Asia Ltd	57
1,928,161		Shimao Property Holdings Ltd	2,635
158,000		Shun TAK Holdings Ltd	51
146,506		Sino Land Co	261
94,611		SJM Holdings Ltd	70
925,046		Sun Hung Kai Properties Ltd	14,063
121,628		Swire Pacific Ltd (Class A)	1,317
2,064,600		Swire Properties Ltd	6,072
62,402		Techtronic Industries Co	245
283,500	g	WH Group Ltd	229
1,033,674		Wharf Holdings Ltd	7,584
40,334		Wheelock & Co Ltd	240
33,912		Yue Yuen Industrial Holdings	140
		TOTAL HONG KONG	174,174

INDIA - 0.5%
200,000		Axis Bank Ltd	1,631
536,200		Bharat Petroleum Corp Ltd	4,940
133,600		Container Corp Of India Ltd	2,774
322,531	*	DEN Networks Ltd	348
1,532,587		DLF Ltd	3,372
450,000		HDFC Bank Ltd	8,617
1,050,000		Hindustan Petroleum Corp Ltd	6,695
244,517		Housing Development Finance Corp	5,129
253,807		ICICI Bank Ltd (ADR)	1,896
340,382	*	IVRCL Infrastructures & Projects Ltd	25
16,154,409	*	Jain Irrigation Systems Ltd	21,786
383,129		LIC Housing Finance Ltd	3,339
210,000		Lupin Ltd	4,697
90,834		Prestige Estates Projects Ltd	263
1,217,892	*	Puravankara Projects Ltd	826
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
79,936	*,g	RBL Bank Ltd	$350
111,069		Reliance Industries Ltd	1,813
315,343		Sobha Developers Ltd	1,388
400,000		Sun Pharmaceutical Industries Ltd	4,471
947,840	*	Sunteck Realty Ltd	3,546
16,471,341	*	Unitech Ltd	1,458
456,508		Yes Bank Ltd	8,626
		TOTAL INDIA	87,990

INDONESIA - 0.0%
1,325,600		PT Matahari Department Store Tbk	1,882
		TOTAL INDONESIA	1,882

IRELAND - 0.9%
229,227	*	AerCap Holdings NV	8,823
11,611,105	*	Bank of Ireland	2,428
1,545,702		CRH plc	51,326
72,663		Experian Group Ltd	1,452
4,656,328		Green REIT plc	7,611
7,524,391		Hibernia REIT plc	11,580
147,992	*,m	Irish Bank Resolution Corp Ltd	0
21,288		James Hardie Industries NV	333
244,340		Kerry Group plc (Class A)	20,355
6,094		Paddy Power plc	689
6,144	*	Ryanair Holdings plc	84
327,935		Ryanair Holdings plc (ADR)	24,605
27,850		Shire plc (ADR)	5,399
977,088		Smurfit Kappa Group plc	21,842
235,740		XL Group Ltd	7,928
		TOTAL IRELAND	164,455

ISRAEL - 0.1%
3,450		Azrieli Group	151
162,794		Bank Hapoalim Ltd	924
212,031	*	Bank Leumi Le-Israel	807
156,894		Bezeq Israeli Telecommunication Corp Ltd	296
9,836	*	Check Point Software Technologies	763
37,645		Israel Chemicals Ltd	147
24,197		Mizrahi Tefahot Bank Ltd	308
4,606		Nice Systems Ltd	307
89,262		Teva Pharmaceutical Industries Ltd	4,143
258,344		Teva Pharmaceutical Industries Ltd (ADR)	11,886
		TOTAL ISRAEL	19,732

ITALY - 0.6%
4,000,000		A2A S.p.A.	5,650
87,909		Assicurazioni Generali S.p.A.	1,073
31,126		Autostrade S.p.A.	791
5,953,401		Banca Intesa S.p.A.	13,217
72,165	e	Banca Intesa S.p.A. RSP	151
600,044		Banca Mediolanum S.p.A	3,978
74,726	e	Banche Popolari Unite Scpa	172
246,687		Beni Stabili S.p.A.	147
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
392,358		Davide Campari-Milano S.p.A.	$4,422
3,568,626		Enel S.p.A.	15,904
625,533		ENI S.p.A.	9,014
118,164		Exor S.p.A.	4,785
9,277		Ferrari NV	482
30,412	*	Finmeccanica S.p.A.	345
85,541		Fondiaria-Sai S.p.A	139
12,841		Luxottica Group S.p.A.	613
1,860,436		Mediobanca S.p.A.	12,108
924,327		Moncler S.p.A	15,779
1,449,603	g	OVS S.p.A	8,388
38,897	g	Poste Italiane S.p.A	267
1,000,000		Prada S.p.A	3,212
14,727		Prysmian S.p.A.	386
430,682	*	Saipem S.p.A.	183
186,474		Snam Rete Gas S.p.A.	1,034
454,274		Telecom Italia RSP	308
759,470	*	Telecom Italia S.p.A.	631
115,816		Terna Rete Elettrica Nazionale S.p.A.	597
394,577	e	UniCredit S.p.A	920
304,209	*	Yoox S.p.A	9,428
		TOTAL ITALY	114,124

JAPAN - 7.9%
1,500		ABC-Mart, Inc	102
21,600	*	Acom Co Ltd	102
605	*	Activia Properties Inc	3,217
990		Advance Residence Investment Corp	2,801
32,646		Aeon Co Ltd	483
199,652		AEON Financial Service Co Ltd	3,495
5,597		Aeon Mall Co Ltd	88
3,562		AEON REIT Investment Corp	4,642
8,000		Air Water, Inc	151
314,990		Aisin Seiki Co Ltd	14,431
218,175		Ajinomoto Co, Inc	4,865
27,505		Alfresa Holdings Corp	582
296,524	e	All Nippon Airways Co Ltd	806
998,829		Alps Electric Co Ltd	24,110
17,244		Amada Co Ltd	179
59,848		Aozora Bank Ltd	206
86,531		Asahi Breweries Ltd	3,152
225,005		Asahi Glass Co Ltd	1,455
323,134		Asahi Kasei Corp	2,575
9,000		Ashikaga Holdings Co Ltd	32
8,100		Asics Corp	163
567,946		Astellas Pharma, Inc	8,871
95,105	e	Bank of Kyoto Ltd	696
3,353	e	Benesse Holdings Inc	86
185		BLife Investment Corp	542
460,004		Bridgestone Corp	16,948
12,085		Brother Industries Ltd	212
16,900		Calbee, Inc	640
53,797		Canon, Inc	1,562
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
11,733	e	Casio Computer Co Ltd	$164
35,444		Central Japan Railway Co	6,068
156,562	e	Chiba Bank Ltd	889
203,766		Chubu Electric Power Co, Inc	2,965
83,058		Chugai Pharmaceutical Co Ltd	3,002
38,200		Chugoku Bank Ltd	466
64,466	e	Chugoku Electric Power Co, Inc	811
1,661		Comforia Residential REIT, Inc	4,095
261,900	*	Concordia Financial Group Ltd	1,143
7,668		Credit Saison Co Ltd	127
20,000		CyberAgent, Inc	595
281,400	*,e	CYBERDYNE, Inc	4,407
26,076		Dai Nippon Printing Co Ltd	256
6,700		Daibiru Corp	61
14,546		Daicel Chemical Industries Ltd	184
404,500		Dai-ichi Mutual Life Insurance Co	5,550
53,294		Daiichi Sankyo Co Ltd	1,281
110,046		Daikin Industries Ltd	10,269
25,278		Daito Trust Construction Co Ltd	4,043
28,956		Daiwa House Industry Co Ltd	795
695,480		Daiwa Securities Group, Inc	3,916
713,800		Dena Co Ltd	25,954
221,887		Denso Corp	8,854
67,955		Dentsu, Inc	3,459
56,033		Don Quijote Co Ltd	2,056
156,382		East Japan Railway Co	14,116
32,828		Eisai Co Ltd	2,053
99,293		Electric Power Development Co	2,386
20,000	*,e	Euglena Co Ltd	289
4,144		FamilyMart Co Ltd	277
43,943		Fanuc Ltd	7,423
11,719		Fast Retailing Co Ltd	3,774
1,177,822		Fuji Electric Holdings Co Ltd	5,413
330,580		Fuji Heavy Industries Ltd	12,403
429,393		Fujifilm Holdings Corp	15,906
132,991		Fujitsu Ltd	716
174,733		Fukuoka Financial Group, Inc	726
3,703		GLP J-Reit	4,931
1,900		Goldcrest Co Ltd	31
25,100	e	GungHo Online Entertainment Inc	62
91,673		Hachijuni Bank Ltd	477
10,300		Hakuhodo DY Holdings, Inc	121
7,100	e	Hamamatsu Photonics KK	218
12,100		Hankyu Hanshin Holdings, Inc	417
700,000		Haseko Corp	6,733
1,132		Hikari Tsushin, Inc	105
72,582		Hino Motors Ltd	775
1,632		Hirose Electric Co Ltd	215
115,000		Hiroshima Bank Ltd	477
8,575		Hisamitsu Pharmaceutical Co, Inc	463
81,000		Hitachi Capital Corp	1,722
22,170		Hitachi Chemical Co Ltd	509
5,433		Hitachi Construction Machinery Co Ltd	108
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
150,700		Hitachi High-Technologies Corp	$6,033
4,531,758		Hitachi Ltd	21,238
11,300		Hitachi Metals Ltd	139
38,231	e	Hokuriku Electric Power Co	466
370,096		Honda Motor Co Ltd	10,681
11,512		Hoshizaki Electric Co Ltd	1,051
88,253		Hoya Corp	3,550
1,039		Hulic Reit, Inc	1,855
4,500		Idemitsu Kosan Co Ltd	93
7,329		Iida Group Holdings Co Ltd	147
150		Industrial & Infrastructure Fund Investment Corp	764
287,400		Infomart Corp	3,347
48,210		Inpex Holdings, Inc	438
300		Invesco Office J-Reit, Inc	263
128,281		Isetan Mitsukoshi Holdings Ltd	1,263
4,107,878		Ishikawajima-Harima Heavy Industries Co Ltd	11,938
852,200	e	Istyle, Inc	6,970
30,400		Isuzu Motors Ltd	358
744,770		Itochu Corp	9,376
49,800		Itochu Techno-Science Corp	1,281
60,000	*	Itoham Yonekyu Holdings, Inc	627
57,152		Iyo Bank Ltd	346
266,700		J Front Retailing Co Ltd	3,492
227,215		Japan Airlines Co Ltd	6,679
2,403	e	Japan Airport Terminal Co Ltd	92
20,346		Japan Post Bank Co Ltd	242
22,840		Japan Post Holdings Co Ltd	287
126		Japan Prime Realty Investment Corp	569
105		Japan Real Estate Investment Corp	628
6,040		Japan Rental Housing Investments, Inc	5,067
696		Japan Retail Fund Investment Corp	1,717
581,540		Japan Tobacco, Inc	23,805
116,404		JFE Holdings, Inc	1,702
41,478		JGC Corp	722
141,624	m	Joyo Bank Ltd	594
9,686		JSR Corp	152
450,903		JTEKT Corp	6,773
553,812		JX Holdings, Inc	2,242
370,000		kabu.com Securities Co Ltd	1,246
215,372		Kajima Corp	1,507
7,334		Kakaku.com, Inc	133
55,372		Kamigumi Co Ltd	483
13,129		Kaneka Corp	104
297,674	*	Kansai Electric Power Co, Inc	2,708
11,414		Kansai Paint Co Ltd	250
286,985		Kao Corp	16,226
472,510		Kawasaki Heavy Industries Ltd	1,464
458,800		KDDI Corp	14,215
26,000		Keihan Electric Railway Co Ltd	182
247,622		Keihin Electric Express Railway Co Ltd	2,584
169,123		Keio Corp	1,479
6,713		Keisei Electric Railway Co Ltd	168
1,920		Kenedix Realty Investment Corp	11,804
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
725		Kenedix Retail REIT Corp	$1,719
10,051		Keyence Corp	7,364
37,795		Kikkoman Corp	1,210
176,914		Kintetsu Corp	743
438,749		Kirin Brewery Co Ltd	7,292
15,908		Kobe Steel Ltd	144
5,700		Koito Manufacturing Co Ltd	277
70,000		Kokuyo Co Ltd	1,017
146,636		Komatsu Ltd	3,364
4,886		Konami Corp	189
23,220		Konica Minolta Holdings, Inc	197
1,528		Kose Corp	156
1,151,407		Kubota Corp	17,427
17,574		Kuraray Co Ltd	261
5,077		Kurita Water Industries Ltd	121
16,100		Kyocera Corp	774
312,989		Kyowa Hakko Kogyo Co Ltd	4,944
113,135		Kyushu Electric Power Co, Inc	1,062
77,400		Kyushu Financial Group, Inc	527
2,177	*	LaSalle Logiport REIT	2,311
3,280		Lawson, Inc	259
13,064	e	LIXIL Group Corp	280
54,740		M3, Inc	1,874
14,405		Mabuchi Motor Co Ltd	799
620,000		Maeda Corp	5,271
27,936		Makita Corp	1,990
814,972		Marubeni Corp	4,187
10,609	e	Marui Co Ltd	140
12,896		Maruichi Steel Tube Ltd	446
1,222,100	e	Matsui Securities Co Ltd	9,997
279,755		Matsushita Electric Industrial Co Ltd	2,798
361,615		Mazda Motor Corp	5,548
3,300		McDonald’s Holdings Co Japan Ltd	97
8,259		Mediceo Paltac Holdings Co Ltd	143
35,800		MEIJI Holdings Co Ltd	3,555
130		MID Reit, Inc	403
72,100		Minebea Co Ltd	682
20,441		Miraca Holdings, Inc	1,019
170,000		MISUMI Group, Inc	3,195
309,119		Mitsubishi Chemical Holdings Corp	1,938
335,711		Mitsubishi Corp	7,653
444,814		Mitsubishi Electric Corp	5,701
258,558		Mitsubishi Estate Co Ltd	4,852
47,580		Mitsubishi Gas Chemical Co, Inc	681
781,150		Mitsubishi Heavy Industries Ltd	3,268
6,262		Mitsubishi Logistics Corp	91
5,754		Mitsubishi Materials Corp	157
34,200		Mitsubishi Motors Corp	160
4,109,996		Mitsubishi UFJ Financial Group, Inc	20,822
23,300		Mitsubishi UFJ Lease & Finance Co Ltd	107
421,620		Mitsui & Co Ltd	5,843
206,140		Mitsui Chemicals, Inc	981
326,829		Mitsui Fudosan Co Ltd	6,953
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
57,499		Mitsui OSK Lines Ltd	$134
1,049,809		Mitsui Sumitomo Insurance Group Holdings, Inc	29,259
74,676		Mitsui Trust Holdings, Inc	2,440
2,600		Mixi Inc	94
5,279,156		Mizuho Financial Group, Inc	8,898
516,800	e	MonotaRO Co Ltd	13,932
376		Mori Hills REIT Investment Corp	563
72		Mori Trust Sogo Reit, Inc	126
163,235		Murata Manufacturing Co Ltd	21,308
5,639		Nabtesco Corp	160
196,000		Nagoya Railroad Co Ltd	1,067
9,806		Namco Bandai Holdings, Inc	300
650,615		NEC Corp	1,678
8,700		Nexon Co Ltd	137
185,331		NGK Insulators Ltd	3,851
8,893	e	NGK Spark Plug Co Ltd	157
9,538		NHK Spring Co Ltd	92
49,917		Nidec Corp	4,614
17,381	e	Nikon Corp	260
47,598		Nintendo Co Ltd	12,744
418		Nippon Building Fund, Inc	2,648
21,313		Nippon Electric Glass Co Ltd	110
42,441		Nippon Express Co Ltd	198
8,944		Nippon Meat Packers, Inc	216
8,326		Nippon Paint Co Ltd	279
1,979		Nippon ProLogis REIT, Inc	5,005
110,401		Nippon Steel Corp	2,265
706,700		Nippon Telegraph & Telephone Corp	32,322
452,673		Nippon Yusen Kabushiki Kaisha	848
619,362		Nissan Motor Co Ltd	6,075
10,231		Nisshin Seifun Group, Inc	156
2,945	e	Nissin Food Products Co Ltd	179
4,000		Nitori Co Ltd	479
223,337		Nitto Denko Corp	14,505
57,653		NKSJ Holdings, Inc	1,709
4,955		NOK Corp	108
3,381,980		Nomura Holdings, Inc	15,156
6,574		Nomura Real Estate Holdings, Inc	111
660		Nomura Real Estate Master Fund, Inc	1,101
27,444		Nomura Research Institute Ltd	947
93,235		NSK Ltd	956
56,800		NTT Data Corp	2,837
1,281,900		NTT DoCoMo, Inc	32,564
5,700		NTT Urban Development Corp	55
142,296		Obayashi Corp	1,411
3,300		Obic Co Ltd	176
89,549		Odakyu Electric Railway Co Ltd	1,994
189,999		OJI Paper Co Ltd	753
411,742		Olympus Corp	14,379
92,713		Omron Corp	3,337
73,768		Ono Pharmaceutical Co Ltd	2,060
1,803		Oracle Corp Japan	102
196,700	e	Oriental Land Co Ltd	11,979
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,675,825		ORIX Corp	$24,723
187		Orix JREIT, Inc	328
95,106		Osaka Gas Co Ltd	399
115,500		Osaka Securities Exchange Co Ltd	1,806
6,000		Otsuka Corp	285
107,720		Otsuka Holdings KK	4,910
347,700		Park24 Co Ltd	11,308
51,200		Pola Orbis Holdings, Inc	4,583
35		Premier Investment Co	46
411,900		Rakuten, Inc	5,377
43,513		Recruit Holdings Co Ltd	1,775
1,277,972		Resona Holdings, Inc	5,375
373,182	e	Ricoh Co Ltd	3,377
1,712		Rinnai Corp	159
21,524		Rohm Co Ltd	1,135
1,244		Ryohin Keikaku Co Ltd	251
2,180		Sankyo Co Ltd	74
115,000		Santen Pharmaceutical Co Ltd	1,698
109,800		Sawai Pharmaceutical Co Ltd	7,825
11,091		SBI Holdings, Inc	132
48,634		Secom Co Ltd	3,632
9,652		Sega Sammy Holdings, Inc	138
8,700		Seibu Holdings, Inc	144
14,300		Seiko Epson Corp	275
104,251		Sekisui Chemical Co Ltd	1,499
1,362,420		Sekisui House Ltd	23,211
246,912		Seven & I Holdings Co Ltd	11,673
28,000	e	Seven Bank Ltd	90
72,000	*,e	Sharp Corp	95
38,732		Shikoku Electric Power Co, Inc	383
12,047		Shimadzu Corp	184
5,727		Shimamura Co Ltd	697
3,792		Shimano, Inc	563
1,614,962		Shimizu Corp	14,434
160,800		Shin-Etsu Chemical Co Ltd	11,219
450,778		Shinsei Bank Ltd	684
87,137		Shionogi & Co Ltd	4,464
19,193		Shiseido Co Ltd	508
126,301		Shizuoka Bank Ltd	1,012
65,528		Shoei Co Ltd	670
9,522		Showa Shell Sekiyu KK	89
12,891		SMC Corp	3,722
262,500		SMS Co Ltd	7,022
390,654		Softbank Corp	25,318
3,600	e	Sohgo Security Services Co Ltd	193
2,400,000		Sojitz Holdings Corp	6,149
3,034,682		Sony Corp	100,541
687,428		Sony Financial Holdings, Inc	9,467
187,415		Stanley Electric Co Ltd	5,067
9,300		Start Today Co Ltd	160
338,883		Sumitomo Chemical Co Ltd	1,506
201,363		Sumitomo Corp	2,254
7,963	e	Sumitomo Dainippon Pharma Co Ltd	154
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
169,224		Sumitomo Electric Industries Ltd	$2,392
1,891,625		Sumitomo Heavy Industries Ltd	9,346
25,631	e	Sumitomo Metal Mining Co Ltd	354
1,172,590		Sumitomo Mitsui Financial Group, Inc	39,610
200,021		Sumitomo Realty & Development Co Ltd	5,185
8,563		Sumitomo Rubber Industries, Inc	130
1,900		Sundrug Co Ltd	159
7,000		Suntory Beverage & Food Ltd	303
88,876		Suruga Bank Ltd	2,130
4,007		Suzuken Co Ltd	132
47,734		Suzuki Motor Corp	1,599
312,688		Sysmex Corp	23,199
218,131		T&D Holdings, Inc	2,461
59,000		Taiheiyo Cement Corp	170
230,368		Taisei Corp	1,728
4,956		Taisho Pharmaceutical Holdings Co Ltd	508
6,985		Taiyo Nippon Sanso Corp	73
980,100		Takara Leben Co Ltd	6,629
14,117		Takashimaya Co Ltd	116
218,148		Takeda Pharmaceutical Co Ltd	10,456
99,381		Tanabe Seiyaku Co Ltd	2,129
6,256		TDK Corp	419
9,523		Teijin Ltd	185
32,941		Terumo Corp	1,267
52,494		THK Co Ltd	1,033
252,878		Tobu Railway Co Ltd	1,288
5,675		Toho Co Ltd	189
20,000		Toho Gas Co Ltd	187
103,015		Tohoku Electric Power Co, Inc	1,343
167,864		Tokio Marine Holdings, Inc	6,438
76,500	*	Tokyo Base Co Ltd	1,716
442,268	*	Tokyo Electric Power Co, Inc	1,916
7,816		Tokyo Electron Ltd	691
983,924		Tokyo Gas Co Ltd	4,377
26,100		Tokyo Tatemono Co Ltd	314
489,852		Tokyu Corp	3,737
26,200		Tokyu Fudosan Holdings Corp	142
77		Tokyu REIT, Inc	103
204,383		TonenGeneral Sekiyu KK	2,073
76,000		Topcon Corp	1,086
26,734		Toppan Printing Co Ltd	241
327,664		Toray Industries, Inc	3,191
203,554	*	Toshiba Corp	679
900,000		Tosoh Corp	5,547
7,242	e	Toto Ltd	274
8,039		Toyo Seikan Kaisha Ltd	142
4,499		Toyo Suisan Kaisha Ltd	191
183,297		Toyoda Gosei Co Ltd	4,262
8,293		Toyota Industries Corp	385
1,534,300		Toyota Motor Corp	88,999
10,894		Toyota Tsusho Corp	253
5,528		Trend Micro, Inc	193
5,100		Tsumura & Co	145
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,900		Tsuruha Holdings, Inc	$220
34,712	e	Uni-Charm Corp	901
319		United Urban Investment Corp	580
10,930		USS Co Ltd	185
27,807		West Japan Railway Co	1,725
349,800	e	W-Scope Corp	7,360
317,138		Yahoo! Japan Corp	1,265
4,404	e	Yakult Honsha Co Ltd	199
30,631		Yamada Denki Co Ltd	152
45,406	e	Yamaguchi Financial Group, Inc	484
8,408		Yamaha Corp	272
13,991		Yamaha Motor Co Ltd	283
80,055		Yamato Transport Co Ltd	1,866
6,753		Yamazaki Baking Co Ltd	166
12,424		Yaskawa Electric Corp	186
11,210	e	Yokogawa Electric Corp	149
5,300		Yokohama Rubber Co Ltd	85
		TOTAL JAPAN	1,445,489

JERSEY, C.I. - 0.0%
30,412		Randgold Resources Ltd	3,048
		TOTAL JERSEY, C.I.	3,048

JORDAN - 0.0%
11,112		Hikma Pharmaceuticals plc	290
		TOTAL JORDAN	290

KOREA, REPUBLIC OF - 0.2%
29,000		Hanssem Co Ltd	4,655
128,225		Hyundai Motor Co	15,846
65,784	*	Osstem Implant Co Ltd	3,658
20,000		Samsung Fire & Marine Insurance Co Ltd	5,094
90,000		Woongjin Coway Co Ltd	7,818
		TOTAL KOREA, REPUBLIC OF	37,071

LUXEMBOURG - 0.2%
2,166,541	*	ArcelorMittal	13,212
2,436,775		B&M European Value Retail S.A.	8,051
5,054		Millicom International Cellular S.A.	262
48,616		RTL Group	4,039
27,121		SES Global S.A.	666
36,110	e	Tenaris S.A.	514
		TOTAL LUXEMBOURG	26,744

MACAU - 0.0%
50,992	e	MGM China Holdings Ltd	89
74,983	e	Wynn Macau Ltd	125
		TOTAL MACAU	214

MALAYSIA - 0.1%
8,333,325		Karex BHD	4,963
1,266,980		Public Bank BHD	6,072
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,200,000		Tenaga Nasional BHD	$4,149
117,206	*	YNH Property BHD	46
		TOTAL MALAYSIA	15,230

MEXICO - 0.0%
17,132		Fresnillo plc	402
400,000		Gruma SAB de C.V.	5,259
		TOTAL MEXICO	5,661

NETHERLANDS - 2.5%
1,792,054	g	ABN AMRO Group NV (ADR)	37,053
139,915		Aegon NV	534
218,291		Akzo Nobel NV	14,765
28,230	*	Altice NV (Class A)	506
8,862	*	Altice NV (Class B)	159
666,220		ASML Holding NV	73,012
44,600	e	ASML Holding NV (ADR)	4,887
6,457		Boskalis Westminster	230
13,509		DSM NV	912
3,482		Eurocommercial Properties NV	157
906,895	g	Euronext NV	38,696
85,688	g	Flow Traders	2,603
6,057		Gemalto NV	388
7,419		Heineken Holding NV	594
93,595		Heineken NV	8,227
8,805,617		ING Groep NV	108,711
1,088,742		Koninklijke Ahold Delhaize NV	24,797
515,412		Koninklijke Philips Electronics NV	15,251
5,449		Koninklijke Vopak NV	286
24,010		NN Group NV	737
108,807	*	NXP Semiconductors NV	11,099
7,857	*,e	OCI NV	116
8,867		Randstad Holdings NV	403
1,024,997		Royal Dutch Shell plc (A Shares)	25,500
2,184,749		Royal Dutch Shell plc (B Shares)	56,641
855,284		Royal KPN NV	2,838
1,014,797		Steinhoff International Holdings NV (GR)	5,835
1,036,400	*	TomTom NV	9,916
2,863		Wereldhave NV	145
192,801		Wolters Kluwer NV	8,242
		TOTAL NETHERLANDS	453,240

NEW ZEALAND - 0.0%
4,000,000		Air New Zealand Ltd	5,426
46,032		Auckland International Airport Ltd	247
34,329		Contact Energy Ltd	126
32,439		Fletcher Building Ltd	254
70,531		Kiwi Property Group Ltd	77
59,746	*	Meridian Energy Ltd	113
32,837		Mighty River Power Ltd	73
17,794		Ryman Healthcare Ltd	125
88,507		Telecom Corp of New Zealand Ltd	233
		TOTAL NEW ZEALAND	6,674
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
NORWAY - 0.4%
1,532,425	*	Det Norske Oljeselskap ASA	$24,446
807,629		DNB NOR Holding ASA	10,618
15,650		Gjensidige Forsikring BA	293
101,775		Norsk Hydro ASA	440
61,992		Orkla ASA	642
28,896		PAN Fish ASA	518
5,893		Schibsted ASA	174
6,720		Schibsted ASA (B Shares)	180
2,431,086		Statoil ASA	40,814
112,552		Telenor ASA	1,935
13,517		Yara International ASA	450
		TOTAL NORWAY	80,510

PHILIPPINES - 0.1%
8,788,900	*	Melco Crown Philippines Resorts Corp	712
5,300,354		Metropolitan Bank & Trust	9,340
8,245,950		Robinsons Retail Holdings, Inc	12,792
		TOTAL PHILIPPINES	22,844

PORTUGAL - 0.1%
178,405		Energias de Portugal S.A.	599
523,501		Galp Energia SGPS S.A.	7,152
666,695	e	Jeronimo Martins SGPS S.A.	11,555
		TOTAL PORTUGAL	19,306

RUSSIA - 0.2%
2,358,517		Sberbank of Russian Federation (ADR)	22,140
203,100	*	X 5 Retail Group NV (GDR)	5,890
		TOTAL RUSSIA	28,030

SINGAPORE - 0.5%
183,945		Ascendas REIT	341
329,149		Broadcom Ltd	56,785
193,697	e	CapitaCommercial Trust	227
768,106		CapitaLand Ltd	1,813
536,417		CapitaMall Trust	855
158,100		City Developments Ltd	1,057
97,948		ComfortDelgro Corp Ltd	203
649,538		DBS Group Holdings Ltd	7,370
291,092		Genting Singapore plc	161
126,295		Global Logistic Properties	174
335,365	e	Golden Agri-Resources Ltd	88
4,366		Jardine Cycle & Carriage Ltd	138
349,468	e	Keppel Corp Ltd	1,391
54,756	e	Keppel Infrastructure Trust	20
78,567		K-REIT Asia	64
509,370		Oversea-Chinese Banking Corp	3,246
46,648	e	SembCorp Industries Ltd	89
326,717	e	SembCorp Marine Ltd	315
128,784		Singapore Airlines Ltd	995
469,043		Singapore Exchange Ltd	2,558
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
445,025	e	Singapore Press Holdings Ltd	$1,247
407,607		Singapore Technologies Engineering Ltd	970
2,846,691		Singapore Telecommunications Ltd	8,326
28,730	e	StarHub Ltd	73
113,700		Suntec Real Estate Investment Trust	143
252,248		United Overseas Bank Ltd	3,500
68,486		UOL Group Ltd	283
90,762		Wilmar International Ltd	215
41,600	e	Wing Tai Holdings Ltd	52
		TOTAL SINGAPORE	92,699

SOUTH AFRICA - 0.1%
28,210	e	Al Noor Hospitals Group plc	338
45,862		Investec plc	280
568,185		Mondi plc	11,937
46,800		Naspers Ltd (N Shares)	8,100
90,000	e	Sasol Ltd	2,459
		TOTAL SOUTH AFRICA	23,114

SPAIN - 0.8%
48,612		Abertis Infraestructuras S.A. (Continuous)	757
80,000	e	Acciona S.A.	6,047
14,849		ACS Actividades Construccion y Servicios S.A.	449
5,097	g	Aena S.A.	752
622,393		Amadeus IT Holding S.A.	31,066
743,478		Banco Bilbao Vizcaya Argentaria S.A.	4,499
395,861	e	Banco de Sabadell S.A.	507
267,745		Banco Popular Espanol S.A.	331
1,093,062		Banco Santander S.A.	4,849
328,518		Bankia S.A.	270
50,745		Bankinter S.A.	361
234,414		CaixaBank S.A.	592
80,491	e	Corp Mapfre S.A.	225
947,888		Distribuidora Internacional de Alimentacion S.A.	5,870
16,800		Enagas	505
718,705		Endesa S.A.	15,409
290,575		Ferrovial S.A.	6,187
26,480		Gas Natural SDG S.A.	544
300,000		Gestevision Telecinco S.A.	3,556
22,459	e	Grifols S.A.	484
2,832,982		Iberdrola S.A.	19,263
504,497		Industria De Diseno Textil S.A.	18,706
108,528	*,e,m	Let’s GOWEX S.A.	1
32,752		Red Electrica Corp S.A.	707
264,861		Repsol YPF S.A.	3,598
235,400	e	Tecnicas Reunidas S.A.	9,184
1,034,287		Telefonica S.A.	10,460
13,789		Zardoya Otis S.A.	133
		TOTAL SPAIN	145,312

SWEDEN - 0.7%
22,250		Alfa Laval AB	349
350,954		Assa Abloy AB	7,127
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
50,872		Atlas Copco AB (A Shares)	$1,531
28,967		Atlas Copco AB (B Shares)	792
30,897	e	Autoliv, Inc	3,300
665,129		Boliden AB	15,634
12,215		Castellum AB	183
148,059		Electrolux AB (Series B)	3,708
232,468		Ericsson (LM) (B Shares)	1,678
13,081		Fabege AB	238
15,528		Getinge AB (B Shares)	301
144,641		Hennes & Mauritz AB (B Shares)	4,083
304,389		Hexagon AB (B Shares)	13,293
32,065		Husqvarna AB (B Shares)	280
5,957	e	ICA Gruppen AB	197
12,236		Industrivarden AB	226
713,283	e	Intrum Justitia AB	23,004
303,757		Investment AB Kinnevik (B Shares)	7,747
34,123		Investor AB (B Shares)	1,248
200,000		JM AB	5,467
14,993		Kungsleden AB	110
15,311	*	Lundin Petroleum AB	280
200,000		NCC AB (B Shares)	5,241
230,089		Nordea Bank AB	2,285
80,708		Sandvik AB	888
11,712	*,e	SAS AB	23
23,076		Securitas AB (B Shares)	386
355,523		Skandinaviska Enskilda Banken AB (Class A)	3,574
25,255		Skanska AB (B Shares)	590
29,946		SKF AB (B Shares)	517
45,925		Svenska Cellulosa AB (B Shares)	1,363
114,429		Svenska Handelsbanken AB	1,573
226,953		Swedbank AB (A Shares)	5,333
14,400		Swedish Match AB	528
24,289		Tele2 AB	210
369,249		TeliaSonera AB	1,654
507,280		Volvo AB (B Shares)	5,792
		TOTAL SWEDEN	120,733

SWITZERLAND - 3.3%
354,511		ABB Ltd	7,990
72,211		Actelion Ltd	12,531
308,290		Adecco S.A.	17,377
6,714	e	Aryzta AG.	299
55,814		Baloise Holding AG.	6,758
163	e	Barry Callebaut AG.	217
78,964	e	Cie Financiere Richemont S.A.	4,816
13,943		Coca-Cola HBC AG.	324
141,201		Credit Suisse Group	1,856
3,369	*	Dufry Group	422
6,365	e	EMS-Chemie Holding AG.	3,421
36,000		Flughafen Zuerich AG.	7,038
296		Galenica AG.	315
2,859		Geberit AG.	1,253
8,000		Georg Fischer AG.	7,013
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
693		Givaudan S.A.	$1,413
929,291	*	Glencore Xstrata plc	2,544
34,217		Holcim Ltd	1,853
16,807		Julius Baer Group Ltd	685
8,000		Kaba Holding AG.	5,931
3,973		Kuehne & Nagel International AG.	577
75		Lindt & Spruengli AG.	434
8		Lindt & Spruengli AG. (Registered)	546
307,488		Lonza Group AG.	58,853
1,795,661		Nestle S.A.	141,793
1,753,709		Novartis AG.	138,403
2,445		Pargesa Holding S.A.	167
1,301		Partners Group	657
4,026		Phonak Holding AG.	571
3,493		PSP Swiss Property AG.	333
303,291		Roche Holding AG.	75,367
3,360		Schindler Holding AG.	631
1,541		Schindler Holding AG. (Registered)	292
415		SGS S.A.	930
164		Sika AG.	799
48,729	e	STMicroelectronics NV	398
2,598	e	Swatch Group AG.	736
2,461		Swatch Group AG. (Registered)	137
2,440		Swiss Life Holding	633
7,898		Swiss Prime Site AG.	694
409,192		Swiss Re Ltd	36,958
1,945		Swisscom AG.	925
14,074		Syngenta AG.	6,164
189,748		TE Connectivity Ltd	12,216
1,383,524		UBS AG.	18,900
364,001		Wolseley plc	20,472
36,595		Zurich Financial Services AG.	9,438
		TOTAL SWITZERLAND	612,080

TAIWAN - 0.4%
36,158,000		Advanced Semiconductor Engineering, Inc	43,424
2,104,146		Hota Industrial Manufacturing Co Ltd	10,285
60,000		Largan Precision Co Ltd	7,313
2,300,000		Pegatron Technology Corp	5,952
		TOTAL TAIWAN	66,974

THAILAND - 0.0%
3,000,000		Delta Electronics Thai PCL	6,880
		TOTAL THAILAND	6,880

UNITED ARAB EMIRATES - 0.0%
84,424	*	Emaar Malls Group PJSC	62
1,734,000		Emaar Properties PJSC	3,342
		TOTAL UNITED ARAB EMIRATES	3,404

UNITED KINGDOM - 6.6%
74,303		3i Group plc	626
67,979	e	Aberdeen Asset Management plc	287
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
15,929		Admiral Group plc	$423
19,989		Aggreko plc	246
263,310	*	Aldermore Group plc	572
1,895,409	*	Anglo American plc (London)	23,637
2,045,120		Ashtead Group plc	33,610
181,000	*	ASOS plc	11,390
818,345		Associated British Foods plc	27,574
381,906		AstraZeneca plc	24,729
3,074,311	g	Auto Trader Group plc	16,162
1,399,145		Aviva plc	7,984
18,605		Babcock International Group	249
238,320		BAE Systems plc	1,619
12,396,430		Barclays plc	26,876
75,317		Barratt Developments plc	482
1,028,700		Beazley plc	5,153
300,000		Bellway plc	9,200
677,774	*	Belmond Ltd.	8,614
69,952		Berkeley Group Holdings plc	2,337
100,551		Big Yellow Group plc	1,014
6,597,563		BP plc	38,455
1,388,300		British American Tobacco plc	88,540
179,371		British Land Co plc	1,469
2,101,293		Britvic plc	16,429
1,215,440		BT Group plc	6,115
25,169		Bunzl plc	742
34,043		Burberry Group plc	607
49,785		Capita Group plc	431
27,004	e	Capital & Counties Properties	101
413,285		Centrica plc	1,222
686,400		Cineworld Group plc	5,157
78,027	e	CNH Industrial NV	559
127,928		Cobham plc	278
16,504	*	Coca-Cola European Partners plc	657
500,534		Compass Group plc	9,694
186,765		Croda International plc	8,428
154,865	*,e	CYBG plc	533
66,746		DCC plc	6,064
402,487		Delphi Automotive plc	28,705
18,336		Derwent London plc	618
447,206		Diageo plc	12,810
103,330		Direct Line Insurance Group plc	488
192,702		easyJet plc	2,513
899,804	e	Fevertree Drinks plc	11,292
70,478		Fiat DaimlerChrysler Automobiles NV	448
127,178		GKN plc	528
5,209,316		GlaxoSmithKline plc	110,951
94,367		Great Portland Estates plc	774
116,607		Group 4 Securicor plc	344
151,259		Hammerson plc	1,151
19,648		Hargreaves Lansdown plc	324
6,100,062		Hays plc	10,267
1,834,534		HSBC Holdings plc	13,790
420,000		HSBC Holdings plc (Hong Kong)	3,143
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
240,850		ICAP plc	$1,450
21,150		IMI plc	294
212,800		Imperial Tobacco Group plc	10,953
800,000		Inchcape plc	6,826
34,452		Inmarsat plc	314
14,104		InterContinental Hotels Group plc	581
60,935		International Consolidated Airlines Group S.A.	316
12,409		Intertek Group plc	560
96,699	e	Intu Properties plc	371
1,173,828		ITV plc	2,847
126,230	e	J Sainsbury plc	402
14,661		Johnson Matthey plc	625
1,866,414	*	Just Eat plc	12,941
170,695		Kingfisher plc	833
132,121		Land Securities Group plc	1,811
7,566,198		Legal & General Group plc	21,443
144,837	*	Liberty Global plc	4,785
161,524	*	Liberty Global plc (Class A)	5,521
23,432	*	Liberty Global plc LiLAC (Class C)	657
6,532,705		Lloyds TSB Group plc	4,615
445,193		London Stock Exchange Group plc	16,133
3,660,337		Man Group plc	5,332
125,596		Marks & Spencer Group plc	539
397,713		Meggitt plc	2,321
51,981	g	Merlin Entertainments plc	296
448,201		National Grid plc	6,330
72,985		New Carphone Warehouse plc	349
113,014		Next plc	6,995
374,665		Old Mutual plc	982
62,392		Pearson plc	610
28,687		Pentair plc	1,843
23,181		Persimmon plc	545
20,373		Petrofac Ltd	236
11,073		Provident Financial plc	435
2,711,549		Prudential plc	48,067
2,933,600	*	Purplebricks Group plc	5,019
307,452		Reckitt Benckiser Group plc	28,945
904,995		Reed Elsevier NV	16,187
175,504		Reed Elsevier plc	3,328
1,200,000		Regus plc	4,058
227,462		Rightmove plc	12,446
82,522		Rio Tinto Ltd	3,283
480,867		Rio Tinto plc	15,982
139,392		Rolls-Royce Group plc	1,300
1,119,541	*	Royal Bank of Scotland Group plc	2,592
766,680		Royal Mail plc	4,865
78,118		RSA Insurance Group plc	552
330,477		SABMiller plc	19,250
53,856		Safestore Holdings plc	268
81,855		Sage Group plc	782
9,897		Schroders plc	346
79,168		Scottish & Southern Energy plc	1,608
168,464		Segro plc	990
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
17,925		Severn Trent plc	$582
19,588		Shaftesbury plc	246
100,803	*,g	Shawbrook Group plc	312
453,260		Shire Ltd	29,309
2,725,581		Sky plc	31,590
137,926		Smith & Nephew plc	2,225
30,130	e	Smiths Group plc	572
40,145		St. James’s Place plc	493
603,592		Standard Chartered plc	4,912
147,393		Standard Life plc	657
34,808		Tate & Lyle plc	338
4,155,637		Taylor Wimpey plc	8,289
9,792,834	*	Tesco plc	23,194
517,073		Travis Perkins plc	10,313
544,948		Unilever NV	25,107
823,406		Unilever plc	38,964
51,798		United Utilities Group plc	673
1,473,800		Vesuvius plc	6,692
479,720		Virgin Money Holdings UK plc	1,935
21,474,269		Vodafone Group plc	61,587
16,161		Weir Group plc	356
230,000		WH Smith plc	4,588
229,241		Whitbread plc	11,634
67,456		William Hill plc	266
170,694		WM Morrison Supermarkets plc	482
1,267,620	*,g	Worldpay Group plc	4,860
2,262,609		WPP plc	53,184
		TOTAL UNITED KINGDOM	1,200,730

UNITED STATES - 58.8%
460,759		3M Co	81,200
11,484		A.O. Smith Corp	1,135
191,200		Aaron’s, Inc	4,860
2,144,401		Abbott Laboratories	90,687
447,913		AbbVie, Inc	28,250
27,878		Abercrombie & Fitch Co (Class A)	443
230,118		Accenture plc	28,114
114,988		Activision Blizzard, Inc	5,094
9,940		Acuity Brands, Inc	2,630
289,565	*	Adobe Systems, Inc	31,429
24,516		Advance Auto Parts, Inc	3,656
1,307,916	*	Advanced Micro Devices, Inc	9,038
213,970		AES Corp	2,750
246,720		Aetna Inc	28,484
12,041	*	Affiliated Managers Group, Inc	1,742
95,743		Aflac, Inc	6,881
31,508		AGCO Corp	1,554
212,001		Agilent Technologies, Inc	9,983
133,384		Air Products & Chemicals, Inc	20,053
1,773,350	*,e	AK Steel Holding Corp	8,565
38,452	*	Akamai Technologies, Inc	2,038
99,100		Alaska Air Group, Inc	6,527
165,606		Albemarle Corp	14,158
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
223,262		Alcoa, Inc	$2,264
19,227		Alexandria Real Estate Equities, Inc	2,091
335,403	*	Alexion Pharmaceuticals, Inc	41,100
26,224	*	Alkermes plc	1,233
7,083	*	Alleghany Corp	3,719
16,000		Allegiant Travel Co	2,113
341,833	*	Allergan plc	78,728
17,011	*	Alliance Data Systems Corp	3,649
91,242		Alliant Energy Corp	3,495
66,012		Allied World Assurance Co Holdings Ltd	2,668
194,840		Allstate Corp	13,479
73,805		Ally Financial, Inc	1,437
17,136	*,e	Alnylam Pharmaceuticals, Inc	1,161
141,641	*	Alphabet, Inc (Class A)	113,888
219,201	*	Alphabet, Inc (Class C)	170,383
670,365		Altria Group, Inc	42,387
247,987	*	Amazon.com, Inc	207,642
112,924	*	AMC Networks, Inc	5,856
120,000		Amdocs Ltd	6,942
15,161		Amerco, Inc	4,916
90,075		Ameren Corp	4,430
25,389		American Airlines Group, Inc	929
242,805		American Capital Agency Corp	4,744
232,924		American Electric Power Co, Inc	14,956
217,911		American Express Co	13,955
120,000		American Financial Group, Inc	9,000
864,954		American International Group, Inc	51,326
103,599		American Tower Corp	11,741
90,247		American Water Works Co, Inc	6,754
149,238		Ameriprise Financial, Inc	14,889
80,816		AmerisourceBergen Corp	6,528
45,867		Ametek, Inc	2,192
207,374		Amgen, Inc	34,592
75,993		Amphenol Corp (Class A)	4,933
378,450		Anadarko Petroleum Corp	23,979
80,522		Analog Devices, Inc	5,190
651,258		Annaly Capital Management, Inc	6,838
32,736	*	Ansys, Inc	3,032
36,877	*	Antero Resources Corp	994
164,510		Anthem, Inc	20,615
62,661		Aon plc	7,049
262,556		Apache Corp	16,769
33,256		Apartment Investment & Management Co (Class A)	1,527
3,055,835		Apple, Inc	345,462
832,871		Applied Materials, Inc	25,111
51,993		ARAMARK Holdings Corp	1,977
121,237		Archer Daniels Midland Co	5,113
16,873	*	Arrow Electronics, Inc	1,079
39,156		Arthur J. Gallagher & Co	1,992
42,000	*	Asbury Automotive Group, Inc	2,338
25,016		Ashland Global Holdings, Inc	2,901
25,634		Assurant, Inc	2,365
2,780,787		AT&T, Inc	112,928
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
17,281		Atmos Energy Corp	$1,287
34,333	*	Autodesk, Inc	2,483
97,901		Automatic Data Processing, Inc	8,635
30,731	*	Autonation, Inc	1,497
26,326	*	AutoZone, Inc	20,227
59,409		AvalonBay Communities, Inc	10,565
89,794		Avery Dennison Corp	6,985
30,576		Avnet, Inc	1,255
35,628	*	Axalta Coating Systems Ltd	1,007
166,643		Axis Capital Holdings Ltd	9,054
458,323		Baker Hughes, Inc	23,132
120,176		Ball Corp	9,848
6,093,125		Bank of America Corp	95,357
731,571		Bank of New York Mellon Corp	29,175
31,242		Bard (C.R.), Inc	7,007
982,671		Baxter International, Inc	46,775
199,855		BB&T Corp	7,539
28,536		BE Aerospace, Inc	1,474
73,000		Becton Dickinson & Co	13,120
95,468		Bed Bath & Beyond, Inc	4,116
38,549		Bemis Co, Inc	1,966
629,097	*	Berkshire Hathaway, Inc (Class B)	90,886
841,637	*	Berry Plastics Group, Inc	36,906
363,885		Best Buy Co, Inc	13,893
90,468	*	Biogen Idec, Inc	28,319
121,831	*	BioMarin Pharmaceutical, Inc	11,272
36,617		BlackRock, Inc	13,272
133,803		Boeing Co	17,627
42,387		BorgWarner, Inc	1,491
67,804		Boston Properties, Inc	9,241
608,664	*	Boston Scientific Corp	14,486
90,000	e	Brinker International, Inc	4,539
462,958		Bristol-Myers Squibb Co	24,963
60,587		Brixmor Property Group, Inc	1,684
19,527		Broadridge Financial Solutions, Inc	1,324
660,000		Brocade Communications Systems, Inc	6,092
1,858		Brookfield Property Partners LP (Toronto)	42
71,781		Brown-Forman Corp (Class B)	3,405
76,532		Bunge Ltd	4,533
64,158		CA, Inc	2,122
208,125		Cabot Oil & Gas Corp	5,370
97,000	*	CACI International, Inc (Class A)	9,787
51,256	*	Cadence Design Systems, Inc	1,309
673,956	*	Callon Petroleum Co	10,581
110,332	*	Calpine Corp	1,395
43,813		Camden Property Trust	3,669
78,392		Campbell Soup Co	4,288
198,099		Capital One Financial Corp	14,229
188,300		Cardinal Health, Inc	14,631
86,702	*,e	Carmax, Inc	4,626
104,213		Carnival Corp	5,088
114,428		Carnival plc	5,583
50,000		Carter’s, Inc	4,336
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
410,505		Caterpillar, Inc	$36,441
214,623	*	CBRE Group, Inc	6,005
330,373		CBS Corp (Class B)	18,085
22,191		CDK Global, Inc	1,273
262,539		CDW Corp	12,006
30,187		Celanese Corp (Series A)	2,009
254,742	*	Celgene Corp	26,628
146,977	*	Centene Corp	9,842
198,856		Centerpoint Energy, Inc	4,619
181,573		CenturyTel, Inc	4,981
97,138	*	Cerner Corp	5,998
263,098		CF Industries Holdings, Inc	6,406
64,279		CH Robinson Worldwide, Inc	4,529
200,898		Charles Schwab Corp	6,342
74,511	*	Charter Communications, Inc	20,116
40,000		Chemed Corp	5,643
51,523	*	Cheniere Energy, Inc	2,246
859,890		Chevron Corp	88,500
10,795	*,e	Chipotle Mexican Grill, Inc (Class A)	4,572
673,220		Chubb Ltd	84,590
117,313		Church & Dwight Co, Inc	5,622
1,008,453	*	Ciena Corp	21,984
371,950		Cigna Corp	48,473
43,365		Cimarex Energy Co	5,827
55,660		Cincinnati Financial Corp	4,198
37,064		Cintas Corp	4,173
4,602,246		Cisco Systems, Inc	145,983
308,818		CIT Group, Inc	11,210
838,764		Citigroup, Inc	39,615
409,939		Citizens Financial Group, Inc	10,130
73,027	*	Citrix Systems, Inc	6,223
62,509		Clorox Co	7,825
95,006		CME Group, Inc	9,930
225,742		CMS Energy Corp	9,483
119,439		Coach, Inc	4,367
1,149,319		Coca-Cola Co	48,639
128,008	*	Cognizant Technology Solutions Corp (Class A)	6,107
195,823		Colgate-Palmolive Co	14,518
2,520,716		Comcast Corp (Class A)	167,224
206,279		Comerica, Inc	9,761
200,000	*	CommScope Holding Co, Inc	6,022
75,000		Computer Sciences Corp	3,916
1,674,564		ConAgra Foods, Inc	78,889
690,932	*	Concho Resources, Inc	94,899
218,058		ConocoPhillips	9,479
300,000		Conseco, Inc	4,581
131,020		Consolidated Edison, Inc	9,866
59,011		Constellation Brands, Inc (Class A)	9,825
218,406	*,e	Continental Resources, Inc	11,348
22,177		Cooper Cos, Inc	3,975
34,075	e	Core Laboratories NV	3,828
185,748		Corning, Inc	4,393
209,763		Costco Wholesale Corp	31,991
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
22,500	*,e	Credit Acceptance Corp	$4,524
115,178		Crown Castle International Corp	10,851
223,943	*	Crown Holdings, Inc	12,785
120,000		CSRA, Inc	3,228
430,365		CSX Corp	13,126
27,058		CubeSmart	738
28,862		Cummins, Inc	3,699
524,420		CVS Health Corp	46,668
16,843		CyrusOne, Inc	801
338,872		Danaher Corp	26,564
64,257		Darden Restaurants, Inc	3,940
160,103	*	DaVita, Inc	10,578
40,574		DDR Corp	707
87,874	e	Deere & Co	7,500
99,615	*	Dell Technologies, Inc-VMware Inc	4,762
234,930		Delta Air Lines, Inc	9,247
110,000		Deluxe Corp	7,350
63,577		DENTSPLY SIRONA, Inc	3,778
80,185		Devon Energy Corp	3,537
61,675	*	Diamondback Energy, Inc	5,954
35,311		DiamondRock Hospitality Co	321
56,774		Dick’s Sporting Goods, Inc	3,220
55,855		Digital Realty Trust, Inc	5,425
91,528		Discover Financial Services	5,176
68,710	*,e	Discovery Communications, Inc (Class A)	1,850
85,301	*	Discovery Communications, Inc (Class C)	2,244
80,778	*	DISH Network Corp (Class A)	4,425
143,659		Dollar General Corp	10,055
76,482	*	Dollar Tree, Inc	6,037
160,058		Dominion Resources, Inc	11,888
8,429		Domino’s Pizza, Inc	1,280
343,848		Dover Corp	25,321
953,209		Dow Chemical Co	49,405
88,627		DR Horton, Inc	2,677
62,935		Dr Pepper Snapple Group, Inc	5,747
41,200		DST Systems, Inc	4,858
149,778		DTE Energy Co	14,030
180,371		Duke Energy Corp	14,437
121,338		Duke Realty Corp	3,316
15,451		Dun & Bradstreet Corp	2,111
44,348	*	Dynegy, Inc	549
833,859	*	E*TRADE Financial Corp	24,282
28,367		Eastman Chemical Co	1,920
83,929		Eaton Corp	5,515
28,160		Eaton Vance Corp	1,100
628,230	*	eBay, Inc	20,669
301,185		Ecolab, Inc	36,660
21,837	*	Edgewell Personal Care Co	1,736
105,387		Edison International	7,614
10,372		Education Realty Trust, Inc	447
79,774	*	Edwards Lifesciences Corp	9,618
161,524		EI du Pont de Nemours & Co	10,817
164,912	*	Electronic Arts, Inc	14,083
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
714,966		Eli Lilly & Co	$57,383
126,102		Emerson Electric Co	6,874
53,570	*	Endo International plc	1,079
109,502		Entergy Corp	8,402
49,872	*	Envision Healthcare Holdings, Inc	1,111
1,037,219		EOG Resources, Inc	100,309
51,220		EQT Corp	3,720
42,041		Equifax, Inc	5,658
12,970		Equinix, Inc	4,672
13,395		Equity Lifestyle Properties, Inc	1,034
147,311		Equity Residential	9,477
36,819		Essex Property Trust, Inc	8,200
365,708		Estee Lauder Cos (Class A)	32,387
120,000	*	Euronet Worldwide, Inc	9,820
22,607		Everest Re Group Ltd	4,295
68,053		Eversource Energy	3,687
334,457		Exelon Corp	11,134
119,604		Expedia, Inc	13,960
50,225		Expeditors International of Washington, Inc	2,588
566,860	*	Express Scripts Holding Co	39,981
41,305		Extra Space Storage, Inc	3,280
1,653,881	d	Exxon Mobil Corp	144,351
56,776	*	F5 Networks, Inc	7,077
1,165,811	*	Facebook, Inc	149,539
67,116		Fastenal Co	2,804
38,959		Federal Realty Investment Trust	5,997
115,366		FedEx Corp	20,152
78,094		Fidelity National Information Services, Inc	6,016
234,857		Fifth Third Bancorp	4,805
128,213	*	Finisar Corp	3,821
135,500	*	First American Corp	5,314
49,003		First Republic Bank	3,779
144,995		FirstEnergy Corp	4,796
57,645	*	Fiserv, Inc	5,734
15,946	*	FleetCor Technologies, Inc	2,770
1,056,502	*	Flextronics International Ltd	14,390
63,375		Flir Systems, Inc	1,991
23,342		Flowserve Corp	1,126
25,263		Fluor Corp	1,296
89,260		FMC Corp	4,315
70,648	*	FMC Technologies, Inc	2,096
41,149		FNF Group	1,519
166,291		Foot Locker, Inc	11,261
636,002		Ford Motor Co	7,677
20,678		Forest City Realty Trust, Inc	478
40,087	*	Fortinet, Inc	1,480
142,362		Fortive Corp	7,246
35,190		Fortune Brands Home & Security, Inc	2,045
14,272		Four Corners Property Trust, Inc	304
66,191		Franklin Resources, Inc	2,354
197,724		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,147
693,092	e	Frontier Communications Corp	2,883
607,235		Gaming and Leisure Properties, Inc	20,312
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
75,428	e	Gap, Inc	$1,678
45,439	e	Garmin Ltd	2,186
18,563	*	Gartner, Inc	1,642
115,306		General Dynamics Corp	17,891
3,479,621	n	General Electric Co	103,066
251,278		General Growth Properties, Inc	6,935
170,644		General Mills, Inc	10,901
61,921,000	*,e,m	General Motors Co	0
13,592,224	*,m	General Motors Co	0
69,850,000	*,m	General Motors Co	0
4,461,000	*,m	General Motors Co	0
530,757	*,m	General Motors Co	0
19,417,463	*,m	General Motors Co	0
242,003		General Motors Co	7,688
18,159,000	*,m	General Motors Co	0
29,845,445	*,m	General Motors Co	0
26,439,985	*,m	General Motors Co	0
18,106,794	*	General Motors Co	0
34,892		Genuine Parts Co	3,505
530,726		Gilead Sciences, Inc	41,991
273,221		Global Payments, Inc	20,972
341,202		Goldman Sachs Group, Inc	55,026
312,624		Goodyear Tire & Rubber Co	10,098
225,000	*	GoPro, Inc	3,753
2,396,988		Gramercy Property Trust	23,107
264,863		Graphic Packaging Holding Co	3,705
56,352	*,e	GrubHub, Inc	2,423
66,621		H&R Block, Inc	1,542
192,720		Halliburton Co	8,649
130,879		Hanesbrands, Inc	3,305
54,170		Harley-Davidson, Inc	2,849
16,143		Harman International Industries, Inc	1,363
32,454		Harris Corp	2,973
112,823		Hartford Financial Services Group, Inc	4,831
48,283		Hasbro, Inc	3,830
221,704	*	HCA Holdings, Inc	16,767
340,255		HCP, Inc	12,913
170,000	e	Healthsouth Corp	6,897
24,010	e	Helmerich & Payne, Inc	1,616
31,747	*	Henry Schein, Inc	5,174
180,000		Herman Miller, Inc	5,148
61,149		Hershey Co	5,846
48,863		Hess Corp	2,620
586,179		Hewlett Packard Enterprise Co	13,336
131,540	*	Hilltop Holdings, Inc	2,954
279,990		Hilton Worldwide Holdings, Inc	6,420
53,834		HollyFrontier Corp	1,319
349,634	*	Hologic, Inc	13,576
615,403		Home Depot, Inc	79,190
533,226		Honeywell International, Inc	62,169
92,089		Hormel Foods Corp	3,493
236,571		Host Marriott Corp	3,683
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
292,725		HP, Inc	$4,546
26,916		Hudson Pacific Properties	885
69,341		Humana, Inc	12,266
1,343,452		Huntington Bancshares, Inc	13,246
60,000		Huntington Ingalls	9,205
30,000		IAC/InterActiveCorp	1,874
60,000		Icahn Enterprises LP	3,033
14,259	*	Idexx Laboratories, Inc	1,607
123,801	*	IHS Markit Ltd	4,649
65,445		Illinois Tool Works, Inc	7,843
27,924	*	Illumina, Inc	5,073
255,143	*	Imax Corp	7,391
27,721	*	IMS Health Holdings, Inc	869
43,093	*	Incyte Corp	4,063
296,610		Ingersoll-Rand plc	20,152
57,085		Ingredion, Inc	7,596
1,273,832		Intel Corp	48,087
46,112		IntercontinentalExchange Group, Inc	12,421
173,309		International Business Machines Corp	27,530
29,877		International Flavors & Fragrances, Inc	4,272
97,180		International Paper Co	4,663
776,295		Interpublic Group of Cos, Inc	17,350
39,782		Intuit, Inc	4,376
20,881	*	Intuitive Surgical, Inc	15,135
71,187		Invesco Ltd	2,226
147,899		Investors Bancorp, Inc	1,776
7,456		Iron Mountain, Inc	279
56,374		Iron Mountain, Inc	2,116
114,796	e	iShares MSCI Canada Index Fund	2,949
519,487	e	iShares MSCI EAFE Index Fund	30,717
140,000		ITT, Inc	5,018
36,841		J.B. Hunt Transport Services, Inc	2,989
44,441		J.M. Smucker Co	6,024
29,893	*	Jacobs Engineering Group, Inc	1,546
19,411	*	Jazz Pharmaceuticals plc	2,358
1,539,358		Johnson & Johnson	181,844
157,804		Johnson Controls International plc	7,343
47,549		Jones Lang LaSalle, Inc	5,411
1,752,022		JPMorgan Chase & Co	116,667
340,413		Juniper Networks, Inc	8,190
89,430		Kansas City Southern Industries, Inc	8,346
168,513		Kellogg Co	13,055
50,802		Kennametal, Inc	1,474
14,227		Kennedy-Wilson Holdings, Inc	321
286,495		Keycorp	3,487
13,432		Kilroy Realty Corp	932
118,802		Kimberly-Clark Corp	14,986
123,657		Kimco Realty Corp	3,580
530,168		Kinder Morgan, Inc	12,263
77,467		Kla-Tencor Corp	5,400
152,815		Kohl’s Corp	6,686
130,000		Korn/Ferry International	2,730
339,184		Kraft Heinz Co	30,360
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
500,671		Kroger Co	$14,860
75,415		L Brands, Inc	5,337
39,136		L-3 Communications Holdings, Inc	5,899
51,833	*	Laboratory Corp of America Holdings	7,126
239,222		Lam Research Corp	22,657
147,827		Las Vegas Sands Corp	8,506
109,050		Lear Corp	13,219
50,245		Leggett & Platt, Inc	2,290
228		Leidos Holdings, Inc	10
37,012		Lennar Corp (Class A)	1,567
76,536		Leucadia National Corp	1,457
95,185	*	Level 3 Communications, Inc	4,415
288	*,e	Liberty Braves Group (Class A)	5
17,988	*	Liberty Broadband Corp (Class C)	1,286
91,772	*	Liberty Interactive Corp	1,836
82,170		Liberty Property Trust	3,316
61,191	*	Liberty SiriusXM Group (Class A)	2,079
33,964	*	Liberty SiriusXM Group (Class C)	1,135
141,930		Lincoln National Corp	6,668
72,746		Linear Technology Corp	4,313
22,565	*	LinkedIn Corp	4,313
84,094	*	LKQ Corp	2,982
55,348		Lockheed Martin Corp	13,268
98,808		Loews Corp	4,066
425,163	*	Louisiana-Pacific Corp	8,006
915,774		Lowe’s Companies, Inc	66,128
107,055	*,e	Lululemon Athletica, Inc	6,528
87,058	*	Lumentum Holdings, Inc	3,636
89,876		LyondellBasell Industries AF S.C.A	7,249
65,790		M&T Bank Corp	7,638
51,487		Macerich Co	4,164
537,014		Macy’s, Inc	19,896
19,076	*	Mallinckrodt plc	1,331
80,321		Manpower, Inc	5,804
165,479		Marathon Oil Corp	2,616
89,941		Marathon Petroleum Corp	3,651
6,240	*	Markel Corp	5,796
73,873	e	Marriott International, Inc (Class A)	4,974
257,036		Marsh & McLennan Cos, Inc	17,286
14,943		Martin Marietta Materials, Inc	2,676
205,843		Masco Corp	7,062
497,006		MasterCard, Inc (Class A)	50,580
149,199	*	Matador Resources Co	3,632
1,479,690		Mattel, Inc	44,805
84,460		Maxim Integrated Products, Inc	3,372
52,404		McCormick & Co, Inc	5,236
557,696		McDonald’s Corp	64,336
145,791		McKesson Corp	24,311
679		MDC Holdings, Inc	18
71,325		Mead Johnson Nutrition Co	5,635
61,386	*	MEDNAX, Inc	4,067
376,976		Medtronic plc	32,571
190,000		Mentor Graphics Corp	5,024
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
929,666		Merck & Co, Inc	$58,020
1,064,562	*,e	Merrimack Pharmaceuticals, Inc	6,760
396,746		Metlife, Inc	17,627
9,531	*	Mettler-Toledo International, Inc	4,001
773,069		MGM Growth Properties LLC	20,154
2,494,420	*	MGM Resorts International	64,930
71,569	*	Michael Kors Holdings Ltd	3,349
200,000	*	Michaels Cos, Inc	4,834
46,010	e	Microchip Technology, Inc	2,859
400,676	*	Micron Technology, Inc	7,124
120,000	*	Microsemi Corp	5,038
3,691,390		Microsoft Corp	212,624
12,759		Mid-America Apartment Communities, Inc	1,199
120,397	*,e	Mobileye NV	5,125
67,222	*	Mohawk Industries, Inc	13,467
232,918		Molson Coors Brewing Co (Class B)	25,574
1,365,625		Mondelez International, Inc	59,951
28,583		Monogram Residential Trust, Inc	304
291,521		Monsanto Co	29,793
136,817	*	Monster Beverage Corp	20,086
34,736		Moody’s Corp	3,761
425,086		Morgan Stanley	13,628
87,748		Mosaic Co	2,146
67,728		Motorola, Inc	5,166
14,481		MSCI, Inc (Class A)	1,216
48,973	e	Murphy Oil Corp	1,489
75,612	*	Mylan NV	2,882
44,061		NASDAQ OMX Group, Inc	2,976
115,842		National Oilwell Varco, Inc	4,256
56,318		Navient Corp	815
162,595		NetApp, Inc	5,824
72,157	*	NetFlix, Inc	7,111
9,897	*	NetSuite, Inc	1,096
262,688		New York Community Bancorp, Inc	3,738
318,728		Newell Rubbermaid, Inc	16,784
261,622	*	Newfield Exploration Co	11,370
11,092		NewMarket Corp	4,762
681,355		Newmont Mining Corp	26,770
73,241		News Corp	1,024
247,014		NextEra Energy, Inc	30,215
60,580		Nielsen NV	3,245
491,388		Nike, Inc (Class B)	25,872
52,967		NiSource, Inc	1,277
81,171		Noble Energy, Inc	2,901
419,035	e	Nordstrom, Inc	21,740
76,386		Norfolk Southern Corp	7,414
57,916		Northern Trust Corp	3,938
215,218		Northrop Grumman Corp	46,046
44,114	*	Norwegian Cruise Line Holdings Ltd	1,663
105,075		NRG Energy, Inc	1,178
152,502	*	Nuance Communications, Inc	2,211
70,561		Nucor Corp	3,489
247,783		Nvidia Corp	16,978
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
9,945	*	NVR, Inc	$16,309
364,785		Occidental Petroleum Corp	26,600
91,844		OGE Energy Corp	2,904
270,059		Olin Corp	5,542
58,337		Omnicom Group, Inc	4,959
60,793		Oneok, Inc	3,124
2,130,994		Oracle Corp	83,705
20,262	*	O’Reilly Automotive, Inc	5,676
565,883		Owens Corning, Inc	30,212
60,721		Paccar, Inc	3,569
19,423		Packaging Corp of America	1,578
94,153	*	Palo Alto Networks, Inc	15,001
90,000	*	Parexel International Corp	6,251
65,954		Parker Hannifin Corp	8,279
517,340	*	Parsley Energy, Inc	17,336
60,922	e	Patterson Cos, Inc	2,799
97,864		Paychex, Inc	5,663
652,849	*	PayPal Holdings, Inc	26,747
223,492		People’s United Financial, Inc	3,536
710,535		PepsiCo, Inc	77,285
33,608		Perrigo Co plc	3,103
2,289,929		Pfizer, Inc	77,560
725,138		PG&E Corp	44,357
1,033,179		Philip Morris International, Inc	100,446
80,988		Phillips 66	6,524
31,751		Phillips-Van Heusen Corp	3,508
400,000		Pilgrim’s Pride Corp	8,448
260,425		Pinnacle Foods, Inc	13,066
59,929		Pinnacle West Capital Corp	4,554
167,758		Pioneer Natural Resources Co	31,144
210,000		Plains All American Pipeline LP	6,596
445,606		Plains GP Holdings LP	5,766
178,175		PNC Financial Services Group, Inc	16,052
24,256	e	Polaris Industries, Inc	1,878
8,549		Post Properties, Inc	565
146,147		PPG Industries, Inc	15,106
206,301		PPL Corp	7,132
75,000	*,e	PRA Group, Inc	2,591
91,384		Praxair, Inc	11,042
14,871	*	Priceline.com, Inc	21,883
50,579		Principal Financial Group	2,605
1,315,725		Procter & Gamble Co	118,086
182,066		Progressive Corp	5,735
184,823		Prologis, Inc	9,895
89,999		Prudential Financial, Inc	7,348
177,853		Public Service Enterprise Group, Inc	7,447
53,222		Public Storage, Inc	11,876
372,009		Pulte Homes, Inc	7,455
17,053	*	Qiagen NV	470
21,508	*	Qorvo, Inc	1,199
412,665		Qualcomm, Inc	28,268
104,459		Quest Diagnostics, Inc	8,840
25,627	*	Quintiles Transnational Holdings, Inc	2,077
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
20,830		Ralph Lauren Corp	$2,107
140,231		Range Resources Corp	5,434
28,339		Raymond James Financial, Inc	1,650
409,447		Raytheon Co	55,738
56,197		Realogy Holdings Corp	1,453
99,578		Realty Income Corp	6,665
32,850	*	Red Hat, Inc	2,655
44,916		Regency Centers Corp	3,481
14,110	*	Regeneron Pharmaceuticals, Inc	5,673
342,711		Regions Financial Corp	3,383
60,000		Reinsurance Group of America, Inc (Class A)	6,476
128,155		Republic Services, Inc	6,465
48,915		Resmed, Inc	3,169
20,736		Retail Opportunities Investment Corp	455
82,874		Rexford Industrial Realty, Inc	1,897
221,520		Reynolds American, Inc	10,445
257,774	*	Rice Energy, Inc	6,730
213,928	*	Rite Aid Corp	1,645
45,842		Robert Half International, Inc	1,736
25,874		Rockwell Automation, Inc	3,165
41,134		Rockwell Collins, Inc	3,469
86,957		Roper Industries, Inc	15,867
126,553		Ross Stores, Inc	8,137
74,335	e	Royal Caribbean Cruises Ltd	5,571
534,279	*	RSP Permian, Inc	20,719
50,086		S&P Global, Inc	6,339
33,887		Sabre Corp	955
167,768	*	Salesforce.com, Inc	11,967
200,000	*	Sanmina Corp	5,694
61,924	*	SBA Communications Corp (Class A)	6,945
62,626		SCANA Corp	4,532
723,291		Schlumberger Ltd	56,880
30,000		Scotts Miracle-Gro Co (Class A)	2,498
40,491		Scripps Networks Interactive (Class A)	2,571
50,618		Seagate Technology, Inc	1,951
141,535		Sealed Air Corp	6,485
56,144		SEI Investments Co	2,561
166,973		Sempra Energy	17,898
51,168	*	Sensata Technologies Holding BV	1,984
146,100	*	ServiceMaster Global Holdings, Inc	4,921
337,031	*	ServiceNow, Inc	26,676
20,163		Sherwin-Williams Co	5,578
19,905	*	Signature Bank	2,358
30,098		Signet Jewelers Ltd	2,243
124,414		Simon Property Group, Inc	25,755
544,749	*,e	Sirius XM Holdings, Inc	2,272
75,900	*	Skechers U.S.A., Inc (Class A)	1,738
32,912		Skyworks Solutions, Inc	2,506
50,712		SL Green Realty Corp	5,482
17,910		Snap-On, Inc	2,722
273,394		Southern Co	14,025
330,840		Southwest Airlines Co	12,866
231,818	*	Southwestern Energy Co	3,208
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
173,795		Spectra Energy Corp	$7,430
128,400	*	Spirit Aerosystems Holdings, Inc (Class A)	5,719
1,769,280		Spirit Realty Capital, Inc	23,585
22,077	*	Splunk, Inc	1,295
302,806	*,e	Sprint Corp	2,008
91,469		St. Jude Medical, Inc	7,296
124,735		Stanley Works	15,340
422,806		Staples, Inc	3,615
577,117		Starbucks Corp	31,245
145,000	*	Starz-Liberty Capital	4,523
100,003		State Street Corp	6,963
45,020	*	Stericycle, Inc	3,608
98,213		Stryker Corp	11,433
6,859		Sun Communities, Inc	538
41,217		Sunstone Hotel Investors, Inc	527
615,224		SunTrust Banks, Inc	26,947
749,956		Symantec Corp	18,824
430,777		Synchrony Financial	12,062
71,727	*	Synopsys, Inc	4,257
157,429		Sysco Corp	7,716
49,748		T Rowe Price Group, Inc	3,308
987,228		Target Corp	67,803
1,175	*,e	Taro Pharmaceutical Industries Ltd	130
84,923		TCF Financial Corp	1,232
53,612		TD Ameritrade Holding Corp	1,889
35,473		TEGNA, Inc	775
77,712		Terex Corp	1,975
80,779	*,e	Tesla Motors, Inc	16,481
26,628		Tesoro Corp	2,119
180,883		Texas Instruments, Inc	12,694
281,101		Textron, Inc	11,174
134,799		Thermo Electron Corp	21,441
48,402		Thomson Corp (Toronto)	2,001
26,091	e	Tiffany & Co	1,895
664,856		Time Warner, Inc	52,929
263,048		TJX Companies, Inc	19,671
259,450	*	T-Mobile US, Inc	12,122
35,906	*	Toll Brothers, Inc	1,072
54,176		Torchmark Corp	3,461
75,353		Total System Services, Inc	3,553
24,422		Tractor Supply Co	1,645
22,508	*	TransDigm Group, Inc	6,508
99,488		Travelers Cos, Inc	11,396
59,743	*	Trimble Navigation Ltd	1,706
87,536		Trinseo S.A.	4,951
21,232	*	TripAdvisor, Inc	1,341
235,251		Twenty-First Century Fox, Inc	5,698
107,011		Twenty-First Century Fox, Inc (Class B)	2,647
140,217	*,e	Twitter, Inc	3,232
93,988		Tyson Foods, Inc (Class A)	7,018
121,469		UDR, Inc	4,372
29,018		UGI Corp	1,313
31,422	*	Ulta Salon Cosmetics & Fragrance, Inc	7,478
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
53,571	*	Under Armour, Inc	$1,814
53,101	*,e	Under Armour, Inc (Class A)	2,054
845,280		Union Pacific Corp	82,440
94,765	*	United Continental Holdings, Inc	4,972
565,599		United Parcel Service, Inc (Class B)	61,854
183,285	*	United Rentals, Inc	14,386
152,532		United Technologies Corp	15,497
44,700	*,e	United Therapeutics Corp	5,278
626,061		UnitedHealth Group, Inc	87,649
39,096		Universal Health Services, Inc (Class B)	4,817
64,517		UnumProvident Corp	2,278
287,152		US Bancorp	12,316
67,512	*	US Foods Holding Corp	1,594
143,394	*	USG Corp	3,707
91,273	*	Valeant Pharmaceuticals International, Inc	2,239
85,593		Valero Energy Corp	4,536
112,182		Validus Holdings Ltd	5,589
11,805		Valspar Corp	1,252
50,000	e	Vanguard FTSE Developed Markets ETF	1,871
86,028	*	Vantiv, Inc	4,841
42,966	*	Varian Medical Systems, Inc	4,276
162,750		Ventas, Inc	11,495
159,423		VEREIT, Inc	1,653
90,000	*	Verint Systems, Inc	3,387
30,947	*,e	VeriSign, Inc	2,421
55,095	*	Verisk Analytics, Inc	4,478
1,222,382		Verizon Communications, Inc	63,539
158,269	*	Vertex Pharmaceuticals, Inc	13,803
117,330		VF Corp	6,576
299,443		Viacom, Inc (Class B)	11,409
1,375,816		Visa, Inc (Class A)	113,780
75,000		Visteon Corp	5,375
120,603	*,e	VMware, Inc (Class A)	8,846
65,311		Vornado Realty Trust	6,610
34,437		Voya Financial, Inc	992
26,765		Vulcan Materials Co	3,044
118,316		W.R. Berkley Corp	6,834
17,494	e	W.W. Grainger, Inc	3,933
128,598	*	WABCO Holdings, Inc	14,600
425,092		Walgreens Boots Alliance, Inc	34,271
760,109		Wal-Mart Stores, Inc	54,819
574,023		Walt Disney Co	53,304
141,163		Waste Management, Inc	9,001
27,027	*	Waters Corp	4,284
147,273	*,e	Weatherford International Ltd	828
112,534		WEC Energy Group, Inc	6,739
3,290,679		Wells Fargo & Co	145,711
79,703		Welltower, Inc	5,959
22,269		Westar Energy, Inc	1,264
51,525		Western Digital Corp	3,013
128,175		Western Union Co	2,669
20,076	e	Westinghouse Air Brake Technologies Corp	1,639
75,415		Westlake Chemical Corp	4,035
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

					VALUE
SHARES		COMPANY			(000)
77,714		WestRock Co			$3,768
216,536		Weyerhaeuser Co			6,916
12,986		Whirlpool Corp			2,106
38,535	*	WhiteWave Foods Co (Class A)			2,097
114,450	e	Whole Foods Market, Inc			3,245
1,068,427		Williams Cos, Inc			32,833
22,017		Willis Towers Watson plc			2,923
26,651	*	Workday, Inc			2,444
259,844	*	WPX Energy, Inc			3,427
163,868		WR Grace & Co			12,093
36,341		Wyndham Worldwide Corp			2,447
19,627	e	Wynn Resorts Ltd			1,912
1,126,082		Xcel Energy, Inc			46,327
1,199,036		Xerox Corp			12,146
117,141		Xilinx, Inc			6,365
97,769		Xylem, Inc			5,128
153,589	*	Yahoo!, Inc			6,620
475,628		Yum! Brands, Inc			43,192
18,793	*,e	Zillow Group, Inc (Class C)			651
107,440		Zimmer Holdings, Inc			13,969
604,228		Zions Bancorporation			18,743
404,683		Zoetis Inc			21,048
		TOTAL UNITED STATES			10,765,471

URUGUAY - 0.1%
4,798,918	*	Arcos Dorados Holdings, Inc			25,289
		TOTAL URUGUAY			25,289
		TOTAL COMMON STOCKS			18,131,834
		(Cost $16,950,763)

PURCHASED OPTIONS - 0.0%
UNITED STATES - 0.0%
132,500		S&P 500 Index			3,101
		TOTAL UNITED STATES			3,101
		TOTAL PURCHASED OPTIONS			3,101
		(Cost $5,516)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	BGP Holdings plc			0
		TOTAL AUSTRALIA			0

		TOTAL RIGHTS / WARRANTS			0
		(Cost $0)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 2.6%
TREASURY DEBT - 0.4%
$1,000,000	d	United States Treasury Bill	0.291%	11/17/16	1,000
6,700,000	d	United States Treasury Bill	0.300	12/01/16	6,698
7,500,000		United States Treasury Bill	0.211	12/22/16	7,496
6,600,000	d	United States Treasury Bill	0.305	02/09/17	6,592
48,600,000	d	United States Treasury Bill	0.468	03/16/17	48,509
		TOTAL TREASURY DEBT			70,295
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
CERTIFICATE OF DEPOSIT - 0.4%
$20,000,000		Bank of Montreal	0.250%	10/03/16	$20,000
20,000,000		CIBC Bank and Trust Co	0.260	10/03/16	20,000
20,000,000		Deutsche Bank (Cayman) Ltd	0.500	10/03/16	20,000
20,000,000		National Australia Bank Ltd	0.280	10/03/16	20,000
		TOTAL CERTIFICATE OF DEPOSIT			80,000

REPURCHASE AGREEMENT - 1.7%
45,000,000	r	Barclays	0.470	10/03/16	45,000
31,000,000	s	Citigroup	0.500	10/03/16	31,000
25,000,000	t	Deutsche Bank	0.500	10/03/16	25,000
35,000,000	u	HSBC	0.450	10/03/16	35,000
50,000,000	v	HSBC	0.380	10/04/16	50,000
38,000,000	w	Nomura	0.510	10/03/16	38,000
65,000,000	x	Royal Bank of Scotland	0.340	10/04/16	65,000
25,000,000	y	Royal Bank of Scotland	0.460	10/03/16	25,000
		TOTAL REPURCHASE AGREEMENT			314,000

VARIABLE RATE SECURITIES - 0.1%
19,617,539	i	SLM Student Loan Trust 2007	0.755	01/25/19	19,466
		TOTAL VARIABLE RATE SECURITIES			19,466

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			413,466

		TOTAL SHORT-TERM INVESTMENTS			483,761
		(Cost $483,888)
		TOTAL INVESTMENTS - 101.7%			18,618,696
		(Cost $17,440,167)
		OTHER ASSETS & LIABILITIES, NET - (1.7)%			(319,644)
		NET ASSETS - 100.0%			$18,299,052

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $448,966,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/16, the aggregate value of these securities was $182,181,000 or 1.0% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover open requirements on open written contracts.
r	Agreement with Barclays, 0.47% dated 9/30/16 to be repurchased at $45,000,000 on 10/03/16, collateralized by U.S. Government Agency Securities valued at $45,900,000.
s	Agreement with Citigroup, 0.50% dated 9/30/16 to be repurchased at $31,000,000 on 10/03/16, collateralized by U.S. Government Agency Securities valued at $31,620,000.
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

t	Agreement with Deutsche Bank, 0.50% dated 9/30/16 to be repurchased at $25,000,000 on 10/03/16, collateralized by U.S. Government Agency Securities valued at $25,500,000.
u	Agreement with HSBC, 0.45% dated 9/30/16 to be repurchased at $35,000,000 on 10/03/16, collateralized by U.S. Government Agency Securities valued at $35,701,000.
v	Agreement with HSBC, 0.38% dated 9/27/16 to be repurchased at $50,000,000 on 10/04/16, collateralized by U.S. Government Agency Securities valued at $51,004,000.
w	Agreement with Nomura, 0.51% dated 9/30/16 to be repurchased at $38,000,000 on 10/03/16, collateralized by U.S. Government Agency Securities valued at $38,760,000.
x	Agreement with Royal Bank of Scotland 0.34% dated 9/27/16 to be repurchased at $65,000,000 on 10/04/16, collateralized by U.S. Government Agency Securities valued at $66,302,000.
y	Agreement with Royal Bank of Scotland 0.46% dated 9/30/16 to be repurchased at $25,000,000 on 10/03/16, collateralized by U.S. Government Agency Securities valued at $25,503,000.

Cost amounts are in thousands.
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

September 30, 2016

	VALUE	% OF
SECTOR	(000)	ASSETS
INFORMATION TECHNOLOGY	$2,799,814	15.2%
CONSUMER DISCRETIONARY	2,688,586	14.7
FINANCIALS	2,648,143	14.5
HEALTH CARE	2,253,563	12.3
INDUSTRIALS	1,948,713	10.7
CONSUMER STAPLES	1,872,161	10.2
ENERGY	1,334,420	7.3
MATERIALS	992,352	5.4
REAL ESTATE	596,049	3.3
UTILITIES	526,199	2.9
TELECOMMUNICATION SERVICES	474,935	2.6
SHORT-TERM INVESTMENTS	483,761	2.6
OTHER ASSETS & LIABILITES, NET	(319,644)	(1.7)
NET ASSETS	$18,299,052	100.0%
235

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.2%
5,193		BorgWarner, Inc	$183
1,750,486		Delphi Automotive plc	124,845
53,561		Gentex Corp	940
871,800		Goodyear Tire & Rubber Co	28,159
53,090	e	Harley-Davidson, Inc	2,792
210,932		Johnson Controls International plc	9,815
346,567		Lear Corp	42,011
183,124	*,e	Tesla Motors, Inc	37,363
13,138		Thor Industries, Inc	1,113
231,167		Visteon Corp	16,565
		TOTAL AUTOMOBILES & COMPONENTS	263,786

BANKS - 0.3%
650,091		Citizens Financial Group, Inc	16,064
777	*	First Hawaiian, Inc	21
190,287		First Republic Bank	14,673
9,267	*	Signature Bank	1,098
10,532	*	SVB Financial Group	1,164
715,100		Wells Fargo & Co	31,664
14,501	*	Western Alliance Bancorp	544
		TOTAL BANKS	65,228

CAPITAL GOODS - 6.2%
971,191		3M Co	171,153
127,410		A.O. Smith Corp	12,587
30,717		Acuity Brands, Inc	8,128
12,055		Air Lease Corp	345
27,153		Allegion plc	1,871
377,900		Allison Transmission Holdings, Inc	10,838
13,771		Ametek, Inc	658
29,489		BE Aerospace, Inc	1,523
676,839		Boeing Co	89,167
251,748		BWX Technologies, Inc	9,660
81,215		Carlisle Cos, Inc	8,330
45,331		Danaher Corp	3,553
22,801	e	Deere & Co	1,946
32,145		Donaldson Co, Inc	1,200
31,044		Emerson Electric Co	1,692
81,737		Fastenal Co	3,415
21,562		Flowserve Corp	1,040
149,176		Fortive Corp	7,593
405,594		Fortune Brands Home & Security, Inc	23,565
181,810		General Dynamics Corp	28,210
685,442		General Electric Co	20,303
15,938		Graco, Inc	1,179
236

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
57,013	*	HD Supply Holdings, Inc	$1,823
4,823		HEICO Corp	334
10,749		HEICO Corp (Class A)	650
89,822	*	Herc Holdings, Inc	3,027
25,419		Hexcel Corp	1,126
1,756,409		Honeywell International, Inc	204,780
60,011		Hubbell, Inc	6,466
170,384		Huntington Ingalls	26,140
19,715		IDEX Corp	1,845
88,498		Illinois Tool Works, Inc	10,606
585,878		Ingersoll-Rand plc	39,805
10,010		Lennox International, Inc	1,572
10,893		Lincoln Electric Holdings, Inc	682
218,514		Lockheed Martin Corp	52,382
12,419	*	Manitowoc Foodservice, Inc	201
1,111,378		Masco Corp	38,131
16,209	*	Middleby Corp	2,004
5,054		MSC Industrial Direct Co (Class A)	371
15,914		Nordson Corp	1,586
789,874		Northrop Grumman Corp	168,993
351,100		Owens Corning, Inc	18,745
31,732		Paccar, Inc	1,865
457,021		Parker Hannifin Corp	57,370
38,569	*	Quanta Services, Inc	1,080
864,512		Raytheon Co	117,686
29,452		Rockwell Automation, Inc	3,603
36,805		Rockwell Collins, Inc	3,104
156,854		Roper Industries, Inc	28,621
11,802		Snap-On, Inc	1,793
296,626	*	Spirit Aerosystems Holdings, Inc (Class A)	13,212
84,680		Stanley Works	10,414
694,938		Textron, Inc	27,624
30,722		Toro Co	1,439
78,138	*	TransDigm Group, Inc	22,591
318,412	*	United Rentals, Inc	24,992
465,500	*	USG Corp	12,033
5,036		Valmont Industries, Inc	678
15,696	e	W.W. Grainger, Inc	3,529
14,536	*	WABCO Holdings, Inc	1,650
7,089		Watsco, Inc	999
25,146	e	Westinghouse Air Brake Technologies Corp	2,053
26,304		Xylem, Inc	1,380
		TOTAL CAPITAL GOODS	1,326,941

COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
25,137		Cintas Corp	2,830
1,344	*	Clean Harbors, Inc	64
649,228	e	CNH Industrial NV (NYSE)	4,687
27,756	*	Copart, Inc	1,487
34,546	e	Covanta Holding Corp	532
4,045		Dun & Bradstreet Corp	553
33,291		Equifax, Inc	4,480
1,015,087	*	IHS Markit Ltd	38,117
237

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
39,897		KAR Auction Services, Inc	$1,722
192,100		Manpower, Inc	13,881
2,878,909		Nielsen NV	154,223
532,897		Pitney Bowes, Inc	9,677
39,997		R.R. Donnelley & Sons Co	629
35,806		Robert Half International, Inc	1,356
28,441		Rollins, Inc	833
725,549	*	Stericycle, Inc	58,146
277,473	*	TransUnion	9,573
648,908	*	Verisk Analytics, Inc	52,743
127,137		Waste Management, Inc	8,106
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	363,639

CONSUMER DURABLES & APPAREL - 2.0%
190,452		Brunswick Corp	9,290
455		CalAtlantic Group, Inc	15
27,191		Carter’s, Inc	2,358
14,478		Coach, Inc	529
348,142		DR Horton, Inc	10,514
672,475		Hanesbrands, Inc	16,980
9,310		Harman International Industries, Inc	786
31,705		Hasbro, Inc	2,515
32,271	*	Kate Spade & Co	553
56,029		Leggett & Platt, Inc	2,554
1,565		Lennar Corp (B Shares)	53
26,461		Lennar Corp (Class A)	1,120
27,718	*,e	Lululemon Athletica, Inc	1,690
1,218,362		Mattel, Inc	36,892
441,950	*	Michael Kors Holdings Ltd	20,679
222,633	*	Mohawk Industries, Inc	44,602
133,607		Newell Rubbermaid, Inc	7,036
2,088,286		Nike, Inc (Class B)	109,948
23,059	*	NVR, Inc	37,814
17,042	e	Polaris Industries, Inc	1,320
11,138		Pool Corp	1,053
1,239,259		Pulte Homes, Inc	24,835
268		Ralph Lauren Corp	27
37,001	*	Skechers U.S.A., Inc (Class A)	847
940,800		Sony Corp	31,169
372,917		Sony Corp (ADR)	12,385
385,044	*,e	Tempur-Pedic International, Inc	21,847
20,072	*	Toll Brothers, Inc	599
1,040,900	*,e	TomTom NV	9,959
13,743		Tupperware Corp	898
51,925	*	Under Armour, Inc	1,758
52,351	*,e	Under Armour, Inc (Class A)	2,025
98,474		VF Corp	5,520
3,631	*	Vista Outdoor, Inc	145
64,397		Whirlpool Corp	10,443
		TOTAL CONSUMER DURABLES & APPAREL	430,758

CONSUMER SERVICES - 3.7%
1,913,207		ARAMARK Holdings Corp	72,759
238

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
502,873	e	Brinker International, Inc	$25,360
235,818	*,e	Chipotle Mexican Grill, Inc (Class A)	99,869
5,251		Choice Hotels International, Inc	237
89,488		Darden Restaurants, Inc	5,487
13,908		Domino’s Pizza, Inc	2,112
25,985	e	Dunkin Brands Group, Inc	1,353
27,424		Extended Stay America, Inc	390
130,563		Hilton Worldwide Holdings, Inc	2,994
434	*,e	Hyatt Hotels Corp	21
1,100,000		Interval Leisure Group, Inc	18,887
1,589,311		Las Vegas Sands Corp	91,449
70,060	e	Marriott International, Inc (Class A)	4,717
584,248		McDonald’s Corp	67,399
4,664,237	g	Merlin Entertainments plc	26,552
1,555,250	*	MGM Resorts International	40,483
1,026,975	*	Norwegian Cruise Line Holdings Ltd	38,717
6,345	*,e	Panera Bread Co (Class A)	1,236
53,246		Service Corp International	1,413
263,224	*	ServiceMaster Global Holdings, Inc	8,865
20,178		Six Flags Entertainment Corp	1,082
4,139,537		Starbucks Corp	224,115
10,363		Vail Resorts, Inc	1,626
38,880		Wendy’s	420
31,283		Wyndham Worldwide Corp	2,106
20,635		Wynn Resorts Ltd	2,010
602,645		Yum! Brands, Inc	54,726
		TOTAL CONSUMER SERVICES	796,385

DIVERSIFIED FINANCIALS - 2.0%
13,133	*	Affiliated Managers Group, Inc	1,900
351,310		Ameriprise Financial, Inc	35,050
11,184		Artisan Partners Asset Management, Inc	304
22,020		CBOE Holdings, Inc	1,428
345,861		Charles Schwab Corp	10,919
79,410	*,e	Credit Acceptance Corp	15,967
300,244		Discover Financial Services	16,979
46,281		Eaton Vance Corp	1,807
11,209		Factset Research Systems, Inc	1,817
26,650		Federated Investors, Inc (Class B)	790
2,060		Interactive Brokers Group, Inc (Class A)	73
15,774		IntercontinentalExchange Group, Inc	4,249
18,947		Invesco Ltd	593
959,500	e	iShares Russell 1000 Growth Index Fund	99,951
2,607		Lazard Ltd (Class A)	95
307		LPL Financial Holdings, Inc	9
63,094		MarketAxess Holdings, Inc	10,448
43,297		Moody’s Corp	4,688
4,199		Morningstar, Inc	333
39,405		MSCI, Inc (Class A)	3,308
48,283		NorthStar Asset Management Group, Inc	624
1,204,011		S&P Global, Inc	152,379
37,192		SEI Investments Co	1,696
2,345,500		Synchrony Financial	65,674
239

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
52,232		T Rowe Price Group, Inc	$3,473
68,582		TD Ameritrade Holding Corp	2,417
		TOTAL DIVERSIFIED FINANCIALS	436,971

ENERGY - 1.7%
75,101		Apache Corp	4,797
486,360		Cabot Oil & Gas Corp	12,548
423	*,e	Chesapeake Energy Corp	2
4,047		Cimarex Energy Co	544
847,560	*	Concho Resources, Inc	116,412
10,353	*,e	Continental Resources, Inc	538
12,509		Devon Energy Corp	552
68,323	*	Diamondback Energy, Inc	6,596
1,496,243		EOG Resources, Inc	144,702
14,196	*	Newfield Exploration Co	617
59,547		Oneok, Inc	3,060
928,817	*	Parsley Energy, Inc	31,125
117,200		Pioneer Natural Resources Co	21,758
689,636	*	Rice Energy, Inc	18,006
608,506	*	Southwestern Energy Co	8,422
30,649		Spectra Energy Corp	1,310
29,511		Williams Cos, Inc	907
		TOTAL ENERGY	371,896

FOOD & STAPLES RETAILING - 1.9%
11,152		Casey’s General Stores, Inc	1,340
1,077,893		Costco Wholesale Corp	164,390
1,421,642		CVS Health Corp	126,512
1,796,164		Kroger Co	53,310
293,536	*	Rite Aid Corp	2,257
38,440	*	Sprouts Farmers Market, Inc	794
548,297		Sysco Corp	26,872
14,498	*	US Foods Holding Corp	342
433,030		Walgreens Boots Alliance, Inc	34,911
14,147	e	Whole Foods Market, Inc	401
		TOTAL FOOD & STAPLES RETAILING	411,129

FOOD, BEVERAGE & TOBACCO - 4.5%
1,968,284		Altria Group, Inc	124,455
500,000		Associated British Foods plc	16,847
15,557	*	Blue Buffalo Pet Products, Inc	370
13,415	e	Brown-Forman Corp	667
55,011		Brown-Forman Corp (Class B)	2,610
180,711		Campbell Soup Co	9,885
1,468,756		Coca-Cola Co	62,158
241,193		Coca-Cola European Partners plc (Class A)	9,624
96,770		ConAgra Foods, Inc	4,559
46,625		Constellation Brands, Inc (Class A)	7,763
475,595		Dr Pepper Snapple Group, Inc	43,426
49,091	e	Flowers Foods, Inc	742
719,812		General Mills, Inc	45,982
100,140	*	Hain Celestial Group, Inc	3,563
39,331		Hershey Co	3,760
240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
126,089		Hormel Foods Corp	$4,782
227,486		Ingredion, Inc	30,269
205,017		Kellogg Co	15,883
21,464		Kraft Heinz Co	1,921
32,764		McCormick & Co, Inc	3,274
19,576		Mead Johnson Nutrition Co	1,547
957,051		Molson Coors Brewing Co (Class B)	105,084
1,342,053	*	Monster Beverage Corp	197,027
787,781		PepsiCo, Inc	85,687
231,701		Philip Morris International, Inc	22,526
2,837		Pilgrim’s Pride Corp	60
529,229		Pinnacle Foods, Inc	26,551
82,587	*	Post Holdings, Inc	6,373
1,450,176		Reynolds American, Inc	68,376
585,033		Suntory Beverage & Food Ltd	25,296
4,578	*,e	TreeHouse Foods, Inc	399
395,333		Tyson Foods, Inc (Class A)	29,519
48,279	*	WhiteWave Foods Co (Class A)	2,628
		TOTAL FOOD, BEVERAGE & TOBACCO	963,613

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
968,520		Abbott Laboratories	40,959
11,259	*	Abiomed, Inc	1,448
6,212	*,e	Acadia Healthcare Co, Inc	308
445,987		Aetna Inc	51,489
2,919	*	Alere, Inc	126
20,127	*	Align Technology, Inc	1,887
408,631		AmerisourceBergen Corp	33,009
152,552	*,e	Amsurg Corp	10,229
367,351		Anthem, Inc	46,033
10,810	*,e	athenahealth, Inc	1,363
20,794		Bard (C.R.), Inc	4,664
258,321		Baxter International, Inc	12,296
66,914		Becton Dickinson & Co	12,026
440,991	*	Boston Scientific Corp	10,496
407,904		Cardinal Health, Inc	31,694
353,504	*	Centene Corp	23,671
2,163,130	*	Cerner Corp	133,573
251,836		Cigna Corp	32,819
10,356		Cooper Cos, Inc	1,856
228,121	*	DaVita, Inc	15,072
23,412	*	DexCom, Inc	2,052
205,752	*	Edwards Lifesciences Corp	24,805
41,915	*	Envision Healthcare Holdings, Inc	933
931,730	*	Express Scripts Holding Co	65,715
310,930	*	HCA Holdings, Inc	23,516
362,800	e	Healthsouth Corp	14,719
23,256	*	Henry Schein, Inc	3,790
105,438		Hill-Rom Holdings, Inc	6,535
793,108	*	Hologic, Inc	30,796
39,554		Humana, Inc	6,997
92,090	*	Idexx Laboratories, Inc	10,381
42,306	*	IMS Health Holdings, Inc	1,326
241

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
13,045	*,e	Inovalon Holdings, Inc	$192
266,487	*	Intuitive Surgical, Inc	193,158
113,540	*	Laboratory Corp of America Holdings	15,610
150,200	*	LifePoint Hospitals, Inc	8,896
277,241		McKesson Corp	46,230
18,080	*	MEDNAX, Inc	1,198
585,591		Olympus Corp	20,450
23,041	e	Patterson Cos, Inc	1,059
771,518	*	Premier, Inc	24,951
39,131		Resmed, Inc	2,535
54,029		St. Jude Medical, Inc	4,309
95,513		Stryker Corp	11,119
2,046		Teleflex, Inc	344
20,100	*	Tenet Healthcare Corp	455
1,158,270		UnitedHealth Group, Inc	162,158
225,331		Universal Health Services, Inc (Class B)	27,765
26,441	*	Varian Medical Systems, Inc	2,632
132,145	*	VCA Antech, Inc	9,248
155,074	*	Veeva Systems, Inc	6,401
22,842	*	WellCare Health Plans, Inc	2,675
19,652		West Pharmaceutical Services, Inc	1,464
27,945		Zimmer Holdings, Inc	3,633
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,203,065

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
94,864		Church & Dwight Co, Inc	4,546
31,383		Clorox Co	3,928
43,925		Colgate-Palmolive Co	3,257
8,175	e	Coty, Inc	192
234,700		Energizer Holdings, Inc	11,726
1,333,219		Estee Lauder Cos (Class A)	118,070
116,886	*,e	Herbalife Ltd	7,246
105,783		Kimberly-Clark Corp	13,343
94,820		Nu Skin Enterprises, Inc (Class A)	6,142
162,821	e	Spectrum Brands, Inc	22,419
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	190,869

INSURANCE - 0.4%
1,768		Amtrust Financial Services, Inc	47
74,234		Aon plc	8,351
35,002		Arthur J. Gallagher & Co	1,781
2,274		Brown & Brown, Inc	86
215,919		Chubb Ltd	27,130
4,814		Erie Indemnity Co (Class A)	491
15,313		Lincoln National Corp	719
589,284		Marsh & McLennan Cos, Inc	39,629
15,103		Progressive Corp	476
29,857		XL Group Ltd	1,004
		TOTAL INSURANCE	79,714

MATERIALS - 3.3%
139,037		Air Products & Chemicals, Inc	20,903
541,700		Albemarle Corp	46,310
242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
3,791		Aptargroup, Inc	$293
191,025		Avery Dennison Corp	14,860
338,576	*	Axalta Coating Systems Ltd	9,572
48,958		Ball Corp	4,012
4,445		Bemis Co, Inc	227
1,545,855	*	Berry Plastics Group, Inc	67,786
130,121		Celanese Corp (Series A)	8,661
420,594	*	Crown Holdings, Inc	24,012
318,800		Dow Chemical Co	16,523
12,625		Eagle Materials, Inc	976
559,754		Ecolab, Inc	68,133
463,968		EI du Pont de Nemours & Co	31,072
28,740		FMC Corp	1,389
475,649		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,166
1,187,421		Graphic Packaging Holding Co	16,612
22,777		International Flavors & Fragrances, Inc	3,256
325,400		International Paper Co	15,613
584,878		LyondellBasell Industries AF S.C.A	47,176
16,865		Martin Marietta Materials, Inc	3,021
792,514		Monsanto Co	80,995
1,988		NewMarket Corp	853
997,800		Olin Corp	20,475
41,332	*	Owens-Illinois, Inc	760
65,570		Packaging Corp of America	5,328
797,616		PPG Industries, Inc	82,442
71,566		Praxair, Inc	8,647
1,413		Royal Gold, Inc	109
37,938		RPM International, Inc	2,038
11,174		Scotts Miracle-Gro Co (Class A)	930
224,150		Sealed Air Corp	10,271
283,171		Sherwin-Williams Co	78,342
10,798		Silgan Holdings, Inc	546
11,441	e	Southern Copper Corp (NY)	301
153,727		Steel Dynamics, Inc	3,842
21,471		Valspar Corp	2,277
34,738		Vulcan Materials Co	3,951
93,968		WR Grace & Co	6,935
		TOTAL MATERIALS	714,615

MEDIA - 4.5%
372,512	*	AMC Networks, Inc	19,319
1,338		Cable One, Inc	781
1,113,810		CBS Corp (Class B)	60,970
71,024	*	Charter Communications, Inc	19,174
165,905		Cinemark Holdings, Inc	6,351
5,821		Clear Channel Outdoor Holdings, Inc (Class A)	34
5,890,455		Comcast Corp (Class A)	390,773
39,726	*,e	Discovery Communications, Inc (Class A)	1,070
62,602	*	Discovery Communications, Inc (Class C)	1,647
108,449	*	DISH Network Corp (Class A)	5,941
1,692,095		Interpublic Group of Cos, Inc	37,818
14,714		Lions Gate Entertainment Corp	294
20,503	*	Live Nation, Inc	563
243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
84	*	Madison Square Garden Co	$14
83,664		Omnicom Group, Inc	7,112
7,410	e	Regal Entertainment Group (Class A)	161
224,119		Scripps Networks Interactive (Class A)	14,229
3,001,440	*,e	Sirius XM Holdings, Inc	12,516
503,146	*	Starz-Liberty Capital	15,693
1,839,997		Time Warner, Inc	146,482
1,968		Tribune Co	72
254,205		Twenty-First Century Fox, Inc	6,157
209,768		Twenty-First Century Fox, Inc (Class B)	5,190
2,009	e	Viacom, Inc	86
996,644		Viacom, Inc (Class B)	37,972
1,935,834		Walt Disney Co	179,761
		TOTAL MEDIA	970,180

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.0%
1,206,012		AbbVie, Inc	76,063
26,467	*,e	Acadia Pharmaceuticals, Inc	842
25,591		Agilent Technologies, Inc	1,205
5,620	*,e	Agios Pharmaceuticals, Inc	297
21,170	*	Akorn, Inc	577
823,971	*	Alexion Pharmaceuticals, Inc	100,969
176,968	*	Alkermes plc	8,323
1,272,347	*	Allergan plc	293,034
17,646	*,e	Alnylam Pharmaceuticals, Inc	1,196
828,307		Amgen, Inc	138,170
478,132	*	Biogen Idec, Inc	149,670
407,125	*	BioMarin Pharmaceutical, Inc	37,667
60,875		Bio-Techne Corp	6,666
2,141,785		Bristol-Myers Squibb Co	115,485
28,874		Bruker BioSciences Corp	654
2,230,663	*	Celgene Corp	233,171
29,213	*	Charles River Laboratories International, Inc	2,435
1,158,786		Eli Lilly & Co	93,004
2,112,562		Gilead Sciences, Inc	167,146
495,000	*	H Lundbeck AS	16,257
422,262	*	Illumina, Inc	76,708
76,795	*	Incyte Corp	7,241
4,601	*,e	Intercept Pharmaceuticals, Inc	757
13,638	*,e	Intrexon Corp	382
33,532	*,e	Ionis Pharmaceuticals, Inc	1,229
1,095,647		Johnson & Johnson	129,429
15,328	*,e	Juno Therapeutics, Inc	460
19,617	*	Mettler-Toledo International, Inc	8,236
222,782	*	Mylan NV	8,492
23,760	*	Neurocrine Biosciences, Inc	1,203
200,000		Novo Nordisk AS	8,336
82,442	*,e	Opko Health, Inc	873
5,414	*	Patheon NV	160
95,842		PerkinElmer, Inc	5,378
473,133		Pfizer, Inc	16,025
78,312	*	Quintiles Transnational Holdings, Inc	6,348
23,254	*	Regeneron Pharmaceuticals, Inc	9,349
244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
27,236	*,e	Seattle Genetics, Inc	$1,471
309,551		Shire plc (ADR)	60,010
522,554		Thermo Electron Corp	83,117
3,977	*,e	United Therapeutics Corp	470
202,882	*	Vertex Pharmaceuticals, Inc	17,693
86,971	*	VWR Corp	2,467
102,554	*	Waters Corp	16,254
4,554,091		Zoetis Inc	236,858
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,141,777

REAL ESTATE - 0.9%
2,394		Alexandria Real Estate Equities, Inc	260
141,085		American Tower Corp	15,989
78,446		Boston Properties, Inc	10,691
2,670		Care Capital Properties, Inc	76
551,166	*	CBRE Group, Inc	15,422
121,521		Crown Castle International Corp	11,448
309,473		CubeSmart	8,436
16,309		CyrusOne, Inc	776
29,660		Digital Realty Trust, Inc	2,881
70,121		Empire State Realty Trust, Inc	1,469
19,655		Equinix, Inc	7,081
84,425		Equity Lifestyle Properties, Inc	6,516
7,945		Essex Property Trust, Inc	1,769
62,939		Extra Space Storage, Inc	4,998
19,893		Federal Realty Investment Trust	3,062
305,849		Gaming and Leisure Properties, Inc	10,231
26,200		Healthcare Trust of America, Inc	855
76,547		Iron Mountain, Inc	2,873
22,693		Lamar Advertising Co	1,482
63,085		Life Storage, Inc	5,611
870,000		MGM Growth Properties LLC	22,681
22,177	e	Omega Healthcare Investors, Inc	786
66,637		Outfront Media, Inc	1,576
110,580		Public Storage, Inc	24,675
4,218		Regency Centers Corp	327
210,844		Senior Housing Properties Trust	4,788
142,684		Simon Property Group, Inc	29,537
36,341		Tanger Factory Outlet Centers, Inc	1,416
8,149		Taubman Centers, Inc	606
30,438		Ventas, Inc	2,150
		TOTAL REAL ESTATE	200,468

RETAILING - 10.4%
115,254		Advance Auto Parts, Inc	17,187
1,022,745	*	Amazon.com, Inc	856,355
585,000	*	ASOS plc	36,813
6,433	*	Autonation, Inc	313
54,676	*	AutoZone, Inc	42,010
5,063		Bed Bath & Beyond, Inc	218
88,424	*	Burlington Stores, Inc	7,164
57,273	*	Cabela’s, Inc	3,146
1,185,305	*,e	Carmax, Inc	63,236
245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
765,152	*	Ctrip.com International Ltd (ADR)	$35,633
119,983		Dick’s Sporting Goods, Inc	6,805
399,167		Dollar General Corp	27,938
64,938	*	Dollar Tree, Inc	5,126
1,098,651		Expedia, Inc	128,234
76,932		Fast Retailing Co Ltd	24,774
798,003		Foot Locker, Inc	54,041
494,300	e	GameStop Corp (Class A)	13,638
22,204	e	Gap, Inc	494
38,164		Genuine Parts Co	3,834
4,096,545	*,e	Groupon, Inc	21,097
2,698,877		Home Depot, Inc	347,291
765,410		Industria De Diseno Textil S.A.	28,380
12,975		L Brands, Inc	918
1,772,672	*	Liberty Interactive Corp	35,471
8,040	*	Liberty Ventures	321
85,714	*	LKQ Corp	3,039
894,804		Lowe’s Companies, Inc	64,614
655,839		Macy’s, Inc	24,299
144,667	*	Michaels Cos, Inc	3,497
263,957	*	Murphy USA, Inc	18,836
1,167,190	*	NetFlix, Inc	115,027
881,355	e	Nordstrom, Inc	45,725
123,264	*	O’Reilly Automotive, Inc	34,528
32,570	*	Priceline.com, Inc	47,926
133,482		Ross Stores, Inc	8,583
42,105	*,e	Sally Beauty Holdings, Inc	1,081
19,861		Signet Jewelers Ltd	1,480
17,988		Target Corp	1,235
315,000	e	Tiffany & Co	22,878
867,394		TJX Companies, Inc	64,864
38,613		Tractor Supply Co	2,601
32,309	*	TripAdvisor, Inc	2,041
16,276	*	Ulta Salon Cosmetics & Fragrance, Inc	3,873
30,660	*	Urban Outfitters, Inc	1,058
25,312	e	Williams-Sonoma, Inc	1,293
		TOTAL RETAILING	2,228,915

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
948,826	*,e	Advanced Micro Devices, Inc	6,556
3,245,101		Applied Materials, Inc	97,840
864,685		Broadcom Ltd	149,175
7,717	*	Cree, Inc	198
904,882		Intel Corp	34,159
44,458		Kla-Tencor Corp	3,099
968,418	e	Lam Research Corp	91,719
32,542		Linear Technology Corp	1,929
79,190		Maxim Integrated Products, Inc	3,162
59,619	e	Microchip Technology, Inc	3,705
1,250,712	*	Micron Technology, Inc	22,238
387,588		Nvidia Corp	26,558
363,140	*	NXP Semiconductors NV	37,044
731,396	*	ON Semiconductor Corp	9,011
246

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
2,630	*	Qorvo, Inc	$147
318,770		Qualcomm, Inc	21,836
166,923		Skyworks Solutions, Inc	12,709
483,298		Texas Instruments, Inc	33,918
1,125,743		Xilinx, Inc	61,173
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	616,176

SOFTWARE & SERVICES - 27.4%
585,178		Accenture plc	71,491
2,253,319		Activision Blizzard, Inc	99,822
3,455,869	*	Adobe Systems, Inc	375,100
44,302	*	Akamai Technologies, Inc	2,347
23,040	*	Alliance Data Systems Corp	4,943
487,187	*	Alphabet, Inc (Class A)	391,728
907,501	*	Alphabet, Inc (Class C)	705,391
356,691		Amdocs Ltd	20,634
6,367	*	Ansys, Inc	590
7,168	*	Atlassian Corp plc	215
488,190	*	Autodesk, Inc	35,311
138,344		Automatic Data Processing, Inc	12,202
340,165	*	Baidu, Inc (ADR)	61,934
77,967	*,e	Black Knight Financial Services, Inc	3,189
279,596		Booz Allen Hamilton Holding Co	8,838
145,761		Broadridge Financial Solutions, Inc	9,881
85,327	*	Cadence Design Systems, Inc	2,178
202,909		CDK Global, Inc	11,639
239,800	*,e	Check Point Software Technologies	18,611
435,000	*	Cimpress NV	44,013
174,780	*	Citrix Systems, Inc	14,895
464,878	*	Cognizant Technology Solutions Corp (Class A)	22,179
1,608	*	CommerceHub, Inc	26
804	*	CommerceHub, Inc (Series A)	13
9,117	*	CoStar Group, Inc	1,974
260,254		CSRA, Inc	7,001
178,038	*	Dell Technologies, Inc-VMware Inc	8,510
171,011		DST Systems, Inc	20,166
2,335,997	*	eBay, Inc	76,854
261,853	*	Electronic Arts, Inc	22,362
14,811	*	Euronet Worldwide, Inc	1,212
5,467,519	*	Facebook, Inc	701,319
52,436		Fidelity National Information Services, Inc	4,039
5,068	*,e	FireEye, Inc	75
484,734	*	First American Corp	19,011
390,907	*	First Data Corp	5,144
77,077	*	Fiserv, Inc	7,667
249,513	*	FleetCor Technologies, Inc	43,348
41,971	*	Fortinet, Inc	1,550
107,948	*	Gartner, Inc	9,548
464,310	*	Genpact Ltd	11,120
489,351		Global Payments, Inc	37,563
12,080	*,e	GoDaddy, Inc	417
1,000,000	*	GrubHub, Inc	42,990
20,274	*	Guidewire Software, Inc	1,216
247

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
1,041,880		IAC/InterActiveCorp	$65,086
562,077		International Business Machines Corp	89,286
3,240,536		Intuit, Inc	356,491
22,290		Jack Henry & Associates, Inc	1,907
115,906		Leidos Holdings, Inc	5,016
33,484	*	LinkedIn Corp	6,399
119,923	*	Manhattan Associates, Inc	6,910
2,851,740		MasterCard, Inc (Class A)	290,222
5,287	*,e	Match Group, Inc	94
14,231,849		Microsoft Corp	819,755
94,500		Netease.com (ADR)	22,754
11,168	*	NetSuite, Inc	1,236
48,072	*	Nuance Communications, Inc	697
121,441	*	Nutanix, Inc	4,493
1,853,390		Oracle Corp	72,801
54,895	*,e	Pandora Media, Inc	787
90,086		Paychex, Inc	5,213
4,502,287	*	PayPal Holdings, Inc	184,459
14,100	*	PTC, Inc	625
29,248	*	Rackspace Hosting, Inc	927
975,774	*	Red Hat, Inc	78,872
60,111		Sabre Corp	1,694
2,505,023	*	Salesforce.com, Inc	178,683
785,442	*,g	Scout24 AG.	26,456
417,750	*	ServiceNow, Inc	33,065
37,784	*	Splunk, Inc	2,217
10,493	*,e	Square, Inc	122
47,020		SS&C Technologies Holdings, Inc	1,512
810,153		Symantec Corp	20,335
101,252	*	Synopsys, Inc	6,009
15,969	*	Tableau Software, Inc	883
2,922,600		Tencent Holdings Ltd	81,254
458,902	*	Teradata Corp	14,226
47,978		Total System Services, Inc	2,262
2,562	*	Twilio, Inc	165
161,763	*,e	Twitter, Inc	3,729
9,521	*	Tyler Technologies, Inc	1,630
8,061	*	Ultimate Software Group, Inc	1,648
43,237	*	Vantiv, Inc	2,433
27,709	*,e	VeriSign, Inc	2,168
6,374,648		Visa, Inc (Class A)	527,183
6,935	*,e	VMware, Inc (Class A)	509
137,880		Western Union Co	2,871
11,802	*	WEX, Inc	1,276
34,155	*	Workday, Inc	3,132
117,016	*,e	Yelp, Inc	4,879
8,628	*,e	Zillow Group, Inc	297
20,187	*,e	Zillow Group, Inc (Class C)	699
		TOTAL SOFTWARE & SERVICES	5,875,623

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
84,763		Amphenol Corp (Class A)	5,503
8,575,797	d	Apple, Inc	969,494
248

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
87,553	*,e	Arista Networks, Inc	$7,449
537,876	*	ARRIS International plc	15,238
46,029		CDW Corp	2,105
183,462		Cognex Corp	9,698
38,120	*	CommScope Holding Co, Inc	1,148
128,106	*	F5 Networks, Inc	15,967
269,043	*,e	Fitbit, Inc	3,992
8,253	*	IPG Photonics Corp	680
15,446		Motorola, Inc	1,178
22,906		National Instruments Corp	650
236,435	*	NCR Corp	7,611
210,349	*	Palo Alto Networks, Inc	33,515
56,927	*	Trimble Navigation Ltd	1,626
27,114	*	VeriFone Systems, Inc	427
175,300		Western Digital Corp	10,250
11,773	*	Zebra Technologies Corp (Class A)	819
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,087,350

TELECOMMUNICATION SERVICES - 0.6%
680,100		AT&T, Inc	27,619
326,900		CenturyTel, Inc	8,967
116,127	*	SBA Communications Corp (Class A)	13,025
138,301	*	T-Mobile US, Inc	6,461
1,304,092		Verizon Communications, Inc	67,786
235,637	*	Zayo Group Holdings, Inc	7,001
		TOTAL TELECOMMUNICATION SERVICES	130,859

TRANSPORTATION - 2.0%
502,768		Alaska Air Group, Inc	33,112
33,183		Amerco, Inc	10,759
20,989	*	Avis Budget Group, Inc	718
40,986		CH Robinson Worldwide, Inc	2,888
199,888		Delta Air Lines, Inc	7,868
138,924		Expeditors International of Washington, Inc	7,157
369,150		FedEx Corp	64,483
619,392	*	Hertz Global Holdings, Inc	24,875
25,710		J.B. Hunt Transport Services, Inc	2,086
415,231	*	JetBlue Airways Corp	7,159
10,886		Landstar System, Inc	741
10,664	*	Old Dominion Freight Line	732
175,500		Ryanair Holdings plc (ADR)	13,168
1,094,756		Southwest Airlines Co	42,575
305,000	*	Spirit Airlines, Inc	12,972
1,480,130		Union Pacific Corp	144,357
320,300	*	United Continental Holdings, Inc	16,806
298,303		United Parcel Service, Inc (Class B)	32,622
		TOTAL TRANSPORTATION	425,078

UTILITIES - 0.0%
11,092		Dominion Resources, Inc	824
138,348		ITC Holdings Corp	6,430
319		Piedmont Natural Gas Co, Inc	19
		TOTAL UTILITIES	7,273

		TOTAL COMMON STOCKS	21,302,308
		(Cost $17,657,051)
249

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 3.0%

TREASURY DEBT - 0.8%
$17,625,000	d	United States Treasury Bill	0.220%	10/27/16	$17,623
9,000,000	d	United States Treasury Bill	0.295	11/25/16	8,998
9,400,000	d	United States Treasury Bill	0.265	12/22/16	9,395
48,900,000	d	United States Treasury Bill	0.282	02/02/17	48,846
25,000,000	d	United States Treasury Bill	0.305	02/09/17	24,969
50,000,000	d	United States Treasury Bill	0.320	03/02/17	49,924
13,600,000	d	United States Treasury Bill	0.369	03/23/17	13,573
		TOTAL TREASURY DEBT			173,328

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.2%
468,503,302	c	State Street Navigator Securities Lending Government Money Market Portfolio			468,503
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			468,503

		TOTAL SHORT-TERM INVESTMENTS			641,831
		(Cost $641,849)
		TOTAL INVESTMENTS - 102.2%			21,944,139
		(Cost $18,298,900)
		OTHER ASSETS & LIABILITIES, NET - (2.2)%			(462,924)
		NET ASSETS - 100.0%			$21,481,215

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $464,279,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/16, the aggregate value of these securities was $53,008,000 or 0.2% of net assets.

Cost amounts are in thousands.
250

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.1%
56,324	*	American Axle & Manufacturing Holdings, Inc	$970
161,099		BorgWarner, Inc	5,667
37,696		Cooper Tire & Rubber Co	1,433
10,380	*	Cooper-Standard Holding, Inc	1,026
111,547		Dana Holding Corp	1,739
200,921		Delphi Automotive plc	14,330
20,030	*	Dorman Products, Inc	1,280
17,506		Drew Industries, Inc	1,716
21,876	*	Federal Mogul Corp (Class A)	210
2,849,911		Ford Motor Co	34,398
16,848	*	Fox Factory Holding Corp	387
1,043,270		General Motors Co	33,145
210,501		Gentex Corp	3,696
26,543	*	Gentherm, Inc	834
191,568		Goodyear Tire & Rubber Co	6,188
134,380	e	Harley-Davidson, Inc	7,067
13,693	*	Horizon Global Corp	273
690,213		Johnson Controls International plc	32,116
51,268		Lear Corp	6,215
6,649		Metaldyne Performance Group, Inc	105
36,302	*	Modine Manufacturing Co	430
13,147	*	Motorcar Parts of America, Inc	378
24,709		Spartan Motors, Inc	237
15,087		Standard Motor Products, Inc	721
20,247	*	Stoneridge, Inc	373
2,693		Strattec Security Corp	95
17,815		Superior Industries International, Inc	519
40,207	*	Tenneco, Inc	2,343
86,900	*,e	Tesla Motors, Inc	17,730
33,978		Thor Industries, Inc	2,878
15,398		Tower International, Inc	371
3,298		Unique Fabricating, Inc	40
25,274		Visteon Corp	1,811
21,322		Winnebago Industries, Inc	503
9,424	*,e	Workhorse Group, Inc	68
		TOTAL AUTOMOBILES & COMPONENTS	181,292

BANKS - 5.7%
12,604		1st Source Corp	450
5,171		Access National Corp	124
4,570		ACNB Corp	121
7,958	*	Allegiance Bancshares, Inc	215
5,882		American National Bankshares, Inc	164
24,903		Ameris Bancorp	870
7,069	e	Ames National Corp	196
251

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,715		Arrow Financial Corp	$253
110,942		Associated Banc-Corp	2,173
66,701		Astoria Financial Corp	974
12,656	*	Atlantic Capital Bancshares, Inc	190
35,106		Banc of California, Inc	613
5,787		Bancfirst Corp	420
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	605
63,774		Bancorpsouth, Inc	1,480
41,404		Bank Mutual Corp	318
7,653,866		Bank of America Corp	119,783
26,534	e	Bank of Hawaii Corp	1,927
3,864		Bank of Marin Bancorp	192
64,145		Bank of the Ozarks, Inc	2,463
15,980		BankFinancial Corp	203
73,818		BankUnited	2,229
3,897	e	Bankwell Financial Group, Inc	92
22,254		Banner Corp	973
4,570		Bar Harbor Bankshares	168
604,817		BB&T Corp	22,814
9,956		Bear State Financial, Inc	91
54,253		Beneficial Bancorp, Inc	798
21,508		Berkshire Hills Bancorp, Inc	596
20,549		Blue Hills Bancorp, Inc	309
27,830		BNC Bancorp	677
45,284	*,e	BofI Holding, Inc	1,014
19,135	e	BOK Financial Corp	1,320
59,217		Boston Private Financial Holdings, Inc	760
12,233		Bridge Bancorp, Inc	350
54,590		Brookline Bancorp, Inc	665
12,987		Bryn Mawr Bank Corp	415
6,346	*	BSB Bancorp, Inc	149
2,353	e	C&F Financial Corp	101
7,624		Camden National Corp	364
16,948		Capital Bank Financial Corp	544
9,158		Capital City Bank Group, Inc	135
105,428		Capitol Federal Financial	1,483
22,480		Cardinal Financial Corp	586
7,542	e	Carolina Financial Corp	168
21,201	*	Cascade Bancorp	128
54,668		Cathay General Bancorp	1,683
33,881		Centerstate Banks of Florida, Inc	601
17,227		Central Pacific Financial Corp	434
6,214		Central Valley Community Bancorp	99
2,883		Century Bancorp, Inc	131
13,560		Charter Financial Corp	175
48,539		Chemical Financial Corp	2,142
2,189	e	Chemung Financial Corp	63
143,537		CIT Group, Inc	5,210
2,186,446		Citigroup, Inc	103,266
9,568		Citizens & Northern Corp	210
392,839		Citizens Financial Group, Inc	9,707
7,739		City Holding Co	389
19,650		Clifton Bancorp, Inc	300
252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,772		CNB Financial Corp	$207
26,184		CoBiz, Inc	349
5,576		Codorus Valley Bancorp, Inc	122
42,696		Columbia Banking System, Inc	1,397
129,571		Comerica, Inc	6,131
54,582		Commerce Bancshares, Inc	2,689
30,550		Community Bank System, Inc	1,470
12,718		Community Trust Bancorp, Inc	472
7,261	*,e	CommunityOne Bancorp	100
21,722		ConnectOne Bancorp, Inc	392
3,700		County Bancorp, Inc	74
12,656	*	CU Bancorp	289
39,504	e	Cullen/Frost Bankers, Inc	2,842
19,196	*	Customers Bancorp, Inc	483
80,226		CVB Financial Corp	1,413
23,810		Dime Community Bancshares	399
22,108	*	Eagle Bancorp, Inc	1,091
106,767		East West Bancorp, Inc	3,919
6,481		Enterprise Bancorp, Inc	181
14,785		Enterprise Financial Services Corp	462
3,620	*	Equity Bancshares, Inc	94
6,121	e	ESSA Bancorp, Inc	85
55,323	*	Essent Group Ltd	1,472
57,923		EverBank Financial Corp	1,121
5,336		Farmers Capital Bank Corp	158
18,150		Farmers National Banc Corp	196
20,788	*	FCB Financial Holdings, Inc	799
6,481		Federal Agricultural Mortgage Corp (Class C)	256
15,456		Fidelity Southern Corp	284
567,748		Fifth Third Bancorp	11,616
10,211		Financial Institutions, Inc	277
15,337		First Bancorp (NC)	304
85,475	*	First Bancorp (Puerto Rico)	444
6,485		First Bancorp, Inc	155
23,093		First Busey Corp	522
6,176		First Business Financial Services, Inc	145
5,634		First Citizens Bancshares, Inc (Class A)	1,656
66,434		First Commonwealth Financial Corp	670
12,139		First Community Bancshares, Inc	301
9,229	*,e	First Community Financial Partners, Inc	88
13,926		First Connecticut Bancorp	248
7,726		First Defiance Financial Corp	345
44,691		First Financial Bancorp	976
47,037	e	First Financial Bankshares, Inc	1,714
8,954		First Financial Corp	364
6,257		First Financial Northwest, Inc	89
9,830	*	First Foundation, Inc	242
20,000	*	First Hawaiian, Inc	537
172,999		First Horizon National Corp	2,635
4,089		First Internet Bancorp	94
13,482		First Interstate Bancsystem, Inc	425
29,933		First Merchants Corp	801
4,469		First Mid-Illinois Bancshares, Inc	122
253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
57,533		First Midwest Bancorp, Inc	$1,114
11,498	*	First NBC Bank Holding Co	109
7,602	*	First Northwest Bancorp	103
10,308		First of Long Island Corp	342
108,227		First Republic Bank	8,345
15,789	*	Flagstar Bancorp, Inc	438
23,200		Flushing Financial Corp	550
151,336		FNB Corp	1,861
6,970	*	Franklin Financial Network, Inc	261
126,801		Fulton Financial Corp	1,841
9,802		German American Bancorp, Inc	382
56,600		Glacier Bancorp, Inc	1,614
7,809		Great Southern Bancorp, Inc	318
30,455		Great Western Bancorp, Inc	1,015
14,667	*	Green Bancorp, Inc	160
2,003		Greene County Bancorp, Inc	33
11,166		Guaranty Bancorp	199
57,555		Hancock Holding Co	1,866
23,963		Hanmi Financial Corp	631
16,045		Heartland Financial USA, Inc	579
16,751		Heritage Commerce Corp	183
22,833		Heritage Financial Corp	410
14,409		Heritage Oaks Bancorp	118
55,915	*	Hilltop Holdings, Inc	1,256
997		Hingham Institution for Savings	138
4,264		Home Bancorp, Inc	119
84,058		Home Bancshares, Inc	1,749
15,022	*	HomeStreet, Inc	376
16,046	*	HomeTrust Bancshares, Inc	297
96,239		Hope Bancorp, Inc	1,672
8,007		Horizon Bancorp	235
801,542		Huntington Bancshares, Inc	7,903
28,157		IBERIABANK Corp	1,890
6,123	*,e	Impac Mortgage Holdings, Inc	81
19,246		Independent Bank Corp (MA)	1,041
17,558		Independent Bank Corp (MI)	295
7,858		Independent Bank Group, Inc	347
40,567		International Bancshares Corp	1,208
219,896		Investors Bancorp, Inc	2,641
2,710,959		JPMorgan Chase & Co	180,523
69,276		Kearny Financial Corp	943
802,266		Keycorp	9,764
5,582	e	Lake Sunapee Bank Group	101
28,418		Lakeland Bancorp, Inc	399
18,630		Lakeland Financial Corp	660
6,780		LCNB Corp	124
32,716		LegacyTexas Financial Group, Inc	1,035
4,100	*,e	LendingTree, Inc	397
14,926	e	Live Oak Bancshares, Inc	215
111,052		M&T Bank Corp	12,893
19,210	e	Macatawa Bank Corp	153
16,944		MainSource Financial Group, Inc	423
51,779		MB Financial, Inc	1,970
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
13,586		MBT Financial Corp	$123
12,428		Mercantile Bank Corp	334
3,784		Merchants Bancshares, Inc	123
41,025		Meridian Bancorp, Inc	639
5,928		Meta Financial Group, Inc	359
252,589	*	MGIC Investment Corp	2,021
3,714		Middleburg Financial Corp	105
2,960		Midland States Bancorp, Inc	75
5,257		MidWestOne Financial Group, Inc	160
3,816		MutualFirst Financial, Inc	106
19,324		National Bank Holdings Corp	452
5,351	e	National Bankshares, Inc	197
6,167	*	National Commerce Corp	167
25,594	*,e	Nationstar Mortgage Holdings, Inc	379
32,725		NBT Bancorp, Inc	1,076
350,170		New York Community Bancorp, Inc	4,983
5,394	*,e	Nicolet Bankshares, Inc	207
38,864	*	NMI Holdings, Inc	296
36,323		Northfield Bancorp, Inc	585
5,019		Northrim BanCorp, Inc	129
69,442		Northwest Bancshares, Inc	1,091
14,953		OceanFirst Financial Corp	288
33,903		OFG Bancorp	343
6,461		Old Line Bancshares, Inc	127
90,192		Old National Bancorp	1,268
21,667		Old Second Bancorp, Inc	180
10,957		Opus Bank	388
26,521		Oritani Financial Corp	417
5,318		Orrstown Financial Services, Inc	105
14,467		Pacific Continental Corp	243
11,579	*	Pacific Mercantile Bancorp	85
19,968	*	Pacific Premier Bancorp, Inc	528
85,767		PacWest Bancorp	3,680
9,690		Park National Corp	930
38,548		Park Sterling Bank	313
11,582		Peapack Gladstone Financial Corp	260
2,964		Penns Woods Bancorp, Inc	132
9,540	*	PennyMac Financial Services, Inc	162
13,423		Peoples Bancorp, Inc	330
5,712	e	Peoples Financial Services Corp	233
229,288		People’s United Financial, Inc	3,627
9,341		People’s Utah Bancorp	190
36,552	*	PHH Corp	528
31,513		Pinnacle Financial Partners, Inc	1,704
375,016		PNC Financial Services Group, Inc	33,785
75,864		Popular, Inc	2,900
8,859		Preferred Bank	317
6,151	e	Premier Financial Bancorp, Inc	105
58,098		PrivateBancorp, Inc	2,668
49,181		Prosperity Bancshares, Inc	2,700
3,260	*	Provident Bancorp, Inc	51
4,497		Provident Financial Holdings, Inc	88
45,191		Provident Financial Services, Inc	959
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
8,729		QCR Holdings, Inc	$277
146,431		Radian Group, Inc	1,984
942,757		Regions Financial Corp	9,305
29,870		Renasant Corp	1,005
6,104		Republic Bancorp, Inc (Class A)	190
23,825	*,e	Republic First Bancorp, Inc	98
25,676		S&T Bancorp, Inc	744
18,232		Sandy Spring Bancorp, Inc	558
21,395	*	Seacoast Banking Corp of Florida	344
16,424		ServisFirst Bancshares, Inc	853
8,913		Shore Bancshares, Inc	105
8,511		SI Financial Group, Inc	112
8,919		Sierra Bancorp	167
39,194	*	Signature Bank	4,643
22,158		Simmons First National Corp (Class A)	1,106
18,098		South State Corp	1,358
4,079	*	Southern First Bancshares, Inc	112
4,139		Southern Missouri Bancorp, Inc	103
8,140		Southern National Bancorp of Virginia, Inc	106
17,347		Southside Bancshares, Inc	558
14,769		Southwest Bancorp, Inc	280
26,403		State Bank & Trust Co	603
88,560		Sterling Bancorp/DE	1,550
16,305		Stock Yards Bancorp, Inc	537
7,609		Stonegate Bank	257
8,903		Suffolk Bancorp	310
6,101	e	Summit Financial Group, Inc	117
8,249		Sun Bancorp, Inc	190
371,519		SunTrust Banks, Inc	16,273
38,070	*	SVB Financial Group	4,208
92,114		Synovus Financial Corp	2,996
116,646		TCF Financial Corp	1,693
8,286		Territorial Bancorp, Inc	237
33,717	*	Texas Capital Bancshares, Inc	1,852
52,879		TFS Financial Corp	942
26,827	*	The Bancorp, Inc	172
11,138		Tompkins Trustco, Inc	851
41,087		TowneBank	987
16,948		Trico Bancshares	454
16,178	*	Tristate Capital Holdings, Inc	261
10,668	*	Triumph Bancorp, Inc	212
71,043		Trustco Bank Corp NY	504
49,168		Trustmark Corp	1,355
29,867		UMB Financial Corp	1,776
161,706		Umpqua Holdings Corp	2,434
31,837		Union Bankshares Corp	852
2,885	e	Union Bankshares, Inc	98
48,255	e	United Bankshares, Inc	1,818
40,245		United Community Banks, Inc	846
30,361		United Community Financial Corp	216
36,948		United Financial Bancorp, Inc (New)	511
19,117		Univest Corp of Pennsylvania	447
1,198,540		US Bancorp	51,405
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
172,796		Valley National Bancorp	$1,681
6,183	*	Veritex Holdings, Inc	108
19,235	*	Walker & Dunlop, Inc	486
14,712	*,e	Walter Investment Management Corp	60
67,298		Washington Federal, Inc	1,796
10,818		Washington Trust Bancorp, Inc	435
5,698		WashingtonFirst Bankshares, Inc	140
22,962		Waterstone Financial, Inc	390
67,195		Webster Financial Corp	2,554
3,395,585		Wells Fargo & Co	150,356
30,103		WesBanco, Inc	990
11,970		West Bancorporation, Inc	235
18,981	e	Westamerica Bancorporation	966
64,944	*	Western Alliance Bancorp	2,438
10,697		Westfield Financial, Inc	82
35,315		Wintrust Financial Corp	1,962
144,782	*	WMIH Corp	339
20,553		WSFS Financial Corp	750
31,047	*,e	Xenith Bankshares, Inc	72
31,907		Yadkin Financial Corp	839
149,549		Zions Bancorporation	4,639
		TOTAL BANKS	967,641

CAPITAL GOODS - 7.4%
438,061		3M Co	77,199
54,141		A.O. Smith Corp	5,349
29,877		Aaon, Inc	861
24,615		AAR Corp	771
43,959		Actuant Corp (Class A)	1,022
32,117		Acuity Brands, Inc	8,498
24,758	e	Advanced Drainage Systems, Inc	596
110,795	*	Aecom Technology Corp	3,294
28,439	*	Aegion Corp	542
46,010	*	Aerojet Rocketdyne Holdings, Inc	809
14,335	*	Aerovironment, Inc	350
56,061		AGCO Corp	2,765
71,397		Air Lease Corp	2,041
34,921		Aircastle Ltd	694
6,904		Alamo Group, Inc	455
21,082		Albany International Corp (Class A)	893
71,508		Allegion plc	4,928
4,493		Allied Motion Technologies, Inc	85
104,849		Allison Transmission Holdings, Inc	3,007
18,514		Altra Holdings, Inc	536
13,776	*	Ameresco, Inc	72
5,806	e	American Railcar Industries, Inc	241
9,146	*,e	American Superconductor Corp	64
10,171	*	American Woodmark Corp	819
171,229		Ametek, Inc	8,181
21,529		Apogee Enterprises, Inc	962
26,937		Applied Industrial Technologies, Inc	1,259
9,512		Argan, Inc	563
17,658	*	Armstrong Flooring, Inc	333
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
28,807	*	Armstrong World Industries, Inc	$1,190
14,102		Astec Industries, Inc	844
14,118	*	Astronics Corp	636
19,364		AZZ, Inc	1,264
33,400	*	Babcock & Wilcox Enterprises, Inc	551
36,980		Barnes Group, Inc	1,500
78,609		BE Aerospace, Inc	4,061
38,770	*	Beacon Roofing Supply, Inc	1,631
3,967	*,e	Blue Bird Corp	58
40,522	*	BMC Stock Holdings, Inc	718
443,090		Boeing Co	58,373
35,415		Briggs & Stratton Corp	660
51,345	*,e	Builders FirstSource, Inc	591
69,405		BWX Technologies, Inc	2,663
14,411		Caesarstone Sdot-Yam Ltd	543
12,460	*	CAI International, Inc	103
46,436		Carlisle Cos, Inc	4,763
415,054		Caterpillar, Inc	36,844
22,344	*	Chart Industries, Inc	734
72,371		Chicago Bridge & Iron Co NV	2,029
12,045		CIRCOR International, Inc	717
35,009		Clarcor, Inc	2,276
73,519	*	Colfax Corp	2,311
14,727		Columbus McKinnon Corp	263
27,143		Comfort Systems USA, Inc	796
25,603	*	Continental Building Products Inc	537
35,538		Crane Co	2,239
7,312	*	CSW Industrials, Inc	237
18,660		Cubic Corp	873
117,279		Cummins, Inc	15,029
32,643		Curtiss-Wright Corp	2,974
449,606		Danaher Corp	35,245
232,354	e	Deere & Co	19,831
46,761	*	DigitalGlobe, Inc	1,286
94,050		Donaldson Co, Inc	3,511
16,771		Douglas Dynamics, Inc	536
114,025		Dover Corp	8,397
8,048	*	Ducommun, Inc	184
9,738	*	DXP Enterprises, Inc	275
22,543	*	Dycom Industries, Inc	1,844
9,586		Dynamic Materials Corp	102
340,356		Eaton Corp	22,365
44,692		EMCOR Group, Inc	2,665
476,629		Emerson Electric Co	25,981
15,305		Encore Wire Corp	563
11,608	*,e	Energous Corp	228
8,913	*	Energy Recovery, Inc	142
32,051		EnerSys	2,218
12,394		Engility Holdings, Inc	390
15,803		EnPro Industries, Inc	898
18,556		ESCO Technologies, Inc	861
21,694	*	Esterline Technologies Corp	1,650
213,649		Fastenal Co	8,926
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
46,509		Federal Signal Corp	$617
96,500		Flowserve Corp	4,655
103,400		Fluor Corp	5,306
219,339		Fortive Corp	11,164
113,402		Fortune Brands Home & Security, Inc	6,589
34,098		Franklin Electric Co, Inc	1,388
9,868		Freightcar America, Inc	142
14,134	*,e	FuelCell Energy, Inc	77
30,063	e	GATX Corp	1,339
4,980	*	Gencor Industries, Inc	60
48,390	*	Generac Holdings, Inc	1,757
37,226		General Cable Corp	558
178,923		General Dynamics Corp	27,762
6,853,281		General Electric Co	202,994
22,869	*	Gibraltar Industries, Inc	850
16,574		Global Brass & Copper Holdings, Inc	479
5,154	*	GMS, Inc	115
14,132		Gorman-Rupp Co	362
41,041		Graco, Inc	3,037
7,763		Graham Corp	148
29,395		Granite Construction, Inc	1,462
44,924	*	Great Lakes Dredge & Dock Corp	157
19,838	e	Greenbrier Cos, Inc	700
26,499		Griffon Corp	451
23,777		H&E Equipment Services, Inc	399
8,975		Hardinge, Inc	100
59,172		Harsco Corp	588
26,381	*,e	HC2 Holdings, Inc	144
136,436	*	HD Supply Holdings, Inc	4,363
14,478		HEICO Corp	1,002
29,540		HEICO Corp (Class A)	1,787
17,889	*	Herc Holdings, Inc	603
71,415		Hexcel Corp	3,164
43,275		Hillenbrand, Inc	1,369
562,542		Honeywell International, Inc	65,587
40,778		Hubbell, Inc	4,393
34,520		Huntington Ingalls	5,296
4,796		Hurco Cos, Inc	135
7,224		Hyster-Yale Materials Handling, Inc	434
56,742		IDEX Corp	5,309
5,334	*	IES Holdings, Inc	95
219,031		Illinois Tool Works, Inc	26,249
191,187		Ingersoll-Rand plc	12,989
13,472		Insteel Industries, Inc	488
60,728		ITT, Inc	2,176
88,889	*	Jacobs Engineering Group, Inc	4,597
21,706		John Bean Technologies Corp	1,531
71,908		Joy Global, Inc	1,995
8,084		Kadant, Inc	421
19,992		Kaman Corp	878
106,685		KBR, Inc	1,614
58,766		Kennametal, Inc	1,705
24,548	*,e	KEYW Holding Corp	271
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
38,579	*	KLX, Inc	$1,358
35,813	*,e	Kratos Defense & Security Solutions, Inc	247
56,871		L-3 Communications Holdings, Inc	8,572
4,456	*	Lawson Products, Inc	79
13,681	*,e	Layne Christensen Co	116
29,452		Lennox International, Inc	4,625
45,300		Lincoln Electric Holdings, Inc	2,837
8,999	e	Lindsay Corp	666
188,948		Lockheed Martin Corp	45,295
16,944		LSI Industries, Inc	190
12,907	*	Lydall, Inc	660
100,071		Manitowoc Co, Inc	479
93,437	*	Manitowoc Foodservice, Inc	1,516
246,599		Masco Corp	8,461
22,281	*	Masonite International Corp	1,385
48,078	*	Mastec, Inc	1,430
28,845	*	Mercury Systems, Inc	709
73,992	*	Meritor, Inc	824
41,334	*	Middleby Corp	5,110
9,476	*	Milacron Holdings Corp	151
7,280		Miller Industries, Inc	166
23,587	*	Moog, Inc (Class A)	1,404
75,826	*	MRC Global, Inc	1,246
34,779		MSC Industrial Direct Co (Class A)	2,553
42,636		Mueller Industries, Inc	1,382
114,327		Mueller Water Products, Inc (Class A)	1,435
15,457	*	MYR Group, Inc	465
3,938		National Presto Industries, Inc	346
38,145	*,e	Navistar International Corp	873
19,754	*	NCI Building Systems, Inc	288
7,962	*	Neff Corp	76
14,675		NN, Inc	268
42,241		Nordson Corp	4,208
123,820		Northrop Grumman Corp	26,491
79,518	*	NOW, Inc	1,704
5,211	*	NV5 Holdings, Inc	168
2,354		Omega Flex, Inc	91
43,366		Orbital ATK, Inc	3,306
19,593	*	Orion Marine Group, Inc	134
53,964		Oshkosh Truck Corp	3,022
85,118		Owens Corning, Inc	4,544
254,443		Paccar, Inc	14,956
99,215		Parker Hannifin Corp	12,454
9,372	*	Patrick Industries, Inc	580
123,383		Pentair plc	7,926
36,380	*	PGT, Inc	388
125,956	*,e	Plug Power, Inc	215
15,949	*	Ply Gem Holdings, Inc	213
7,077		Powell Industries, Inc	283
3,314	*,e	Power Solutions International, Inc	34
1,801		Preformed Line Products Co	76
28,783		Primoris Services Corp	593
18,284	*,e	Proto Labs, Inc	1,095
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
25,291		Quanex Building Products Corp	$437
106,691	*	Quanta Services, Inc	2,986
27,582		Raven Industries, Inc	635
221,004		Raytheon Co	30,085
16,634	*	RBC Bearings, Inc	1,272
33,217		Regal-Beloit Corp	1,976
61,005	*	Rexnord Corp	1,306
96,529		Rockwell Automation, Inc	11,809
97,885		Rockwell Collins, Inc	8,256
72,041		Roper Industries, Inc	13,145
4,597	*,e	Rush Enterprises, Inc	112
21,510	*	Rush Enterprises, Inc (Class A)	527
31,268		Simpson Manufacturing Co, Inc	1,374
8,447	*	SiteOne Landscape Supply, Inc	304
40,812		Snap-On, Inc	6,202
48,120	*,e	SolarCity Corp	941
7,959	*	Sparton Corp	209
98,271	*	Spirit Aerosystems Holdings, Inc (Class A)	4,377
30,406	*	SPX Corp	612
26,058	*	SPX FLOW, Inc	806
9,752		Standex International Corp	906
111,184		Stanley Works	13,673
16,194		Sun Hydraulics Corp	523
47,039	*,e	Sunrun, Inc	296
8,050		Supreme Industries, Inc	155
38,585	*,e	Taser International, Inc	1,104
26,449	*	Teledyne Technologies, Inc	2,855
13,262		Tennant Co	859
77,584		Terex Corp	1,971
15,040	e	Textainer Group Holdings Ltd	113
205,292		Textron, Inc	8,160
7,401	*,e	The ExOne Company	113
24,419	*	Thermon Group Holdings	482
52,342		Timken Co	1,839
33,155		Titan International, Inc	336
11,613	*,e	Titan Machinery, Inc	121
79,174		Toro Co	3,709
37,115	*	TransDigm Group, Inc	10,731
24,081	*	Trex Co, Inc	1,414
34,233	*	Trimas Corp	637
110,538		Trinity Industries, Inc	2,673
24,710		Triton International Ltd	326
36,497		Triumph Group, Inc	1,018
28,503	*	Tutor Perini Corp	612
65,633	*	United Rentals, Inc	5,152
577,849		United Technologies Corp	58,709
25,266	*	Univar, Inc	552
14,766		Universal Forest Products, Inc	1,454
64,802	*	USG Corp	1,675
16,466		Valmont Industries, Inc	2,216
7,860	*	Vectrus, Inc	120
6,270	*	Veritiv Corp	315
12,845	*	Vicor Corp	149
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
41,124	e	W.W. Grainger, Inc	$9,246
47,771	*,e	Wabash National Corp	680
39,290	*	WABCO Holdings, Inc	4,461
19,517		Watsco, Inc	2,750
20,422		Watts Water Technologies, Inc (Class A)	1,324
31,115	*	WESCO International, Inc	1,913
63,916	e	Westinghouse Air Brake Technologies Corp	5,219
3,392	*	Willis Lease Finance Corp	81
38,996		Woodward Governor Co	2,436
132,752		Xylem, Inc	6,963
		TOTAL CAPITAL GOODS	1,260,251

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
41,289		ABM Industries, Inc	1,639
37,820		Acacia Research (Acacia Technologies)	247
77,675	*	ACCO Brands Corp	749
31,285	*	Advisory Board Co	1,400
7,288	*,e	Aqua Metals, Inc	65
26,021	*	ARC Document Solutions, Inc	97
6,166		Barrett Business Services, Inc	306
33,472		Brady Corp (Class A)	1,158
35,828		Brink’s Co	1,328
29,675	*	Casella Waste Systems, Inc (Class A)	306
35,493	*	CBIZ, Inc	397
25,057		CEB, Inc	1,365
18,496		Ceco Environmental Corp	209
65,984		Cintas Corp	7,430
38,764	*	Clean Harbors, Inc	1,860
10,504	*,e	Cogint, Inc	53
72,462	*	Copart, Inc	3,881
84,474	e	Covanta Holding Corp	1,300
7,013	*	CRA International, Inc	186
36,092		Deluxe Corp	2,412
27,024		Dun & Bradstreet Corp	3,692
107,512	*,m	Dyax Corp	119
20,052		Ennis, Inc	338
88,074		Equifax, Inc	11,853
28,344		Essendant, Inc	582
19,672		Exponent, Inc	1,004
9,375	*	Franklin Covey Co	167
30,776	*	FTI Consulting, Inc	1,371
15,088		G & K Services, Inc (Class A)	1,441
9,864	*	GP Strategies Corp	243
51,852		Healthcare Services Group	2,052
14,300		Heidrick & Struggles International, Inc	265
8,893	*	Heritage-Crystal Clean, Inc	118
43,782		Herman Miller, Inc	1,252
25,556	*	Hill International, Inc	118
33,809		HNI Corp	1,346
17,289	*	Huron Consulting Group, Inc	1,033
14,961	*	ICF International, Inc	663
27,969	*	Innerworkings, Inc	263
13,423		Insperity, Inc	975
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
49,074		Interface, Inc	$819
105,770		KAR Auction Services, Inc	4,565
20,372		Kelly Services, Inc (Class A)	392
18,302		Kforce, Inc	375
25,171		Kimball International, Inc (Class B)	326
35,963		Knoll, Inc	822
42,402		Korn/Ferry International	890
56,108		Manpower, Inc	4,054
23,595		Matthews International Corp (Class A)	1,434
19,108		McGrath RentCorp	606
13,300	*	Mistras Group, Inc	312
33,943		Mobile Mini, Inc	1,025
22,823		MSA Safety, Inc	1,325
8,734		Multi-Color Corp	576
36,256	*	Navigant Consulting, Inc	733
270,305		Nielsen NV	14,480
38,425	*	On Assignment, Inc	1,394
139,962		Pitney Bowes, Inc	2,542
19,971		Quad Graphics, Inc	534
153,250		R.R. Donnelley & Sons Co	2,409
172,064		Republic Services, Inc	8,681
28,792		Resources Connection, Inc	430
100,038		Robert Half International, Inc	3,787
70,333		Rollins, Inc	2,059
39,749	*	RPX Corp	425
12,140	*	SP Plus Corp	310
61,807		Steelcase, Inc (Class A)	858
60,743	*	Stericycle, Inc	4,868
20,907	*	Team, Inc	684
42,802		Tetra Tech, Inc	1,518
39,266	*	TransUnion	1,355
12,065	*	TRC Cos, Inc	105
30,336	*	TriNet Group, Inc	656
30,958	*	TrueBlue, Inc	702
10,976		Unifirst Corp	1,447
16,280		US Ecology, Inc	730
118,895	*	Verisk Analytics, Inc	9,664
15,178		Viad Corp	560
5,586		VSE Corp	190
26,743	*	WageWorks, Inc	1,629
329,871		Waste Management, Inc	21,033
38,638		West Corp	853
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	157,440

CONSUMER DURABLES & APPAREL - 1.5%
9,523	e	Arctic Cat, Inc	148
7,681		Bassett Furniture Industries, Inc	179
21,459	*,e	Beazer Homes USA, Inc	250
67,005		Brunswick Corp	3,268
55,638		CalAtlantic Group, Inc	1,861
69,841		Callaway Golf Co	811
37,197		Carter’s, Inc	3,225
6,619	*	Cavco Industries, Inc	656
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,363	*	Century Communities, Inc	$244
204,773		Coach, Inc	7,486
19,985		Columbia Sportswear Co	1,134
56,978	*	CROCS, Inc	473
6,879		CSS Industries, Inc	176
6,895		Culp, Inc	205
26,041	*	Deckers Outdoor Corp	1,551
5,204	*	Delta Apparel, Inc	86
241,753		DR Horton, Inc	7,301
7,865		Escalade, Inc	100
18,783		Ethan Allen Interiors, Inc	587
3,991		Flexsteel Industries, Inc	206
31,215	*,e	Fossil Group, Inc	867
82,725	e	Garmin Ltd	3,980
30,360	*	G-III Apparel Group Ltd	885
74,136	*,e	GoPro, Inc	1,237
9,827	*,e	Green Brick Partners, Inc	81
280,007		Hanesbrands, Inc	7,070
52,481		Harman International Industries, Inc	4,432
82,316		Hasbro, Inc	6,530
20,645	*	Helen of Troy Ltd	1,779
7,913		Hooker Furniture Corp	194
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	157
34,721	*,e	Iconix Brand Group, Inc	282
14,775	*	Installed Building Products Inc	530
21,039	*,e	iRobot Corp	925
13,358	*,e	Jakks Pacific, Inc	115
3,583		Johnson Outdoors, Inc	130
94,263	*	Kate Spade & Co	1,615
60,650	e	KB Home	978
36,137		La-Z-Boy, Inc	888
98,505		Leggett & Platt, Inc	4,490
7,350		Lennar Corp (B Shares)	247
128,503		Lennar Corp (Class A)	5,441
10,716	*,e	LGI Homes, Inc	395
16,013		Libbey, Inc	286
7,210		Lifetime Brands, Inc	97
72,052	*,e	Lululemon Athletica, Inc	4,394
16,714	*	M/I Homes, Inc	394
13,092	*	Malibu Boats Inc	195
8,407		Marine Products Corp	75
250,569		Mattel, Inc	7,587
6,163		MCBC Holdings, Inc	70
29,150		MDC Holdings, Inc	752
28,574	*	Meritage Homes Corp	992
127,585	*	Michael Kors Holdings Ltd	5,970
45,442	*	Mohawk Industries, Inc	9,104
12,667		Movado Group, Inc	272
3,180		Nacco Industries, Inc (Class A)	216
22,756	*	Nautilus, Inc	517
6,504	*,e	New Home Co Inc	69
348,792		Newell Rubbermaid, Inc	18,367
989,006		Nike, Inc (Class B)	52,071
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
2,597	*	NVR, Inc	$4,259
10,973		Oxford Industries, Inc	743
8,860	*	Perry Ellis International, Inc	171
58,574		Phillips-Van Heusen Corp	6,472
44,774	e	Polaris Industries, Inc	3,467
29,883		Pool Corp	2,825
255,719		Pulte Homes, Inc	5,125
42,390		Ralph Lauren Corp	4,287
27,136	*	Sequential Brands Group, Inc	217
90,672	*	Skechers U.S.A., Inc (Class A)	2,076
39,523	*,e	Smith & Wesson Holding Corp	1,051
44,237	*	Steven Madden Ltd	1,529
13,899		Sturm Ruger & Co, Inc	803
5,163		Superior Uniform Group, Inc	102
24,241	*	Taylor Morrison Home Corp	427
39,568	*,e	Tempur-Pedic International, Inc	2,245
114,595	*	Toll Brothers, Inc	3,422
28,661	*	TopBuild Corp	952
109,987	*	TRI Pointe Homes, Inc	1,450
36,963		Tupperware Corp	2,416
135,799	*	Under Armour, Inc	4,598
134,677	*,e	Under Armour, Inc (Class A)	5,209
10,905	*	Unifi, Inc	321
10,485	*	Universal Electronics, Inc	781
16,444	*	Vera Bradley, Inc	249
252,966		VF Corp	14,179
12,128	*,e	Vince Holding Corp	68
45,102	*	Vista Outdoor, Inc	1,798
16,063	*	WCI Communities, Inc	381
5,214		Weyco Group, Inc	140
55,133		Whirlpool Corp	8,940
13,294	*,e	William Lyon Homes, Inc	247
71,476		Wolverine World Wide, Inc	1,646
21,026	*	Zagg, Inc	170
		TOTAL CONSUMER DURABLES & APPAREL	257,389

CONSUMER SERVICES - 2.1%
13,862	*	American Public Education, Inc	275
69,950	*	Apollo Group, Inc (Class A)	556
179,185		ARAMARK Holdings Corp	6,814
10,215	*	Ascent Media Corp (Series A)	237
61,218	*	Belmond Ltd.	778
17,134	*	BJ’s Restaurants, Inc	609
83,985		Bloomin’ Brands, Inc	1,448
14,693		Bob Evans Farms, Inc	563
6,185	*,e	Bojangles’, Inc	99
61,116	*	Boyd Gaming Corp	1,209
13,548	*	Bridgepoint Education, Inc	93
32,275	*	Bright Horizons Family Solutions	2,159
45,353	e	Brinker International, Inc	2,287
14,166	*	Buffalo Wild Wings, Inc	1,994
34,686	*	Caesars Acquisition Co	431
38,423	*,e	Caesars Entertainment Corp	286
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
8,227	*	Cambium Learning Group, Inc	$45
8,937		Capella Education Co	519
46,334	*	Career Education Corp	315
294,719		Carnival Corp	14,388
12,748		Carriage Services, Inc	301
27,792	*	Carrols Restaurant Group, Inc	367
16,727	*	Century Casinos, Inc	116
33,449		Cheesecake Factory	1,674
54,819	*,e	Chegg, Inc	389
20,976	*,e	Chipotle Mexican Grill, Inc (Class A)	8,883
24,500		Choice Hotels International, Inc	1,104
10,291		Churchill Downs, Inc	1,506
12,474	*	Chuy’s Holdings, Inc	349
47,371		ClubCorp Holdings, Inc	685
5,623		Collectors Universe	104
12,006	e	Cracker Barrel Old Country Store, Inc	1,587
86,491		Darden Restaurants, Inc	5,304
28,005	*	Dave & Buster’s Entertainment, Inc	1,097
17,725	*	Del Frisco’s Restaurant Group, Inc	239
16,464	*	Del Taco Restaurants, Inc	196
61,863	*	Denny’s Corp	661
48,007	e	DeVry Education Group, Inc	1,107
12,802		DineEquity, Inc	1,014
36,940		Domino’s Pizza, Inc	5,609
68,211	e	Dunkin Brands Group, Inc	3,552
14,501	*,e	El Pollo Loco Holdings, Inc	183
20,875	*,e	Eldorado Resorts, Inc	293
2,242	*	Empire Resorts, Inc	45
44,382		Extended Stay America, Inc	630
20,469	*	Fiesta Restaurant Group, Inc	491
3,971	*	Fogo De Chao, Inc	42
7,389		Golden Entertainment, Inc	92
3,202		Graham Holdings Co	1,541
34,464	*	Grand Canyon Education, Inc	1,392
166,865		H&R Block, Inc	3,863
8,405	*,e	Habit Restaurants, Inc	118
386,075		Hilton Worldwide Holdings, Inc	8,853
97,806	*	Houghton Mifflin Harcourt Co	1,312
22,365	*,e	Hyatt Hotels Corp	1,101
68,009		International Game Technology plc	1,658
19,205		International Speedway Corp (Class A)	642
83,898		Interval Leisure Group, Inc	1,441
13,700	*	Intrawest Resorts Holdings Inc	222
18,491	*	Isle of Capri Casinos, Inc	412
10,324	*	J Alexander’s Holdings, Inc	105
27,934		Jack in the Box, Inc	2,680
11,200	*,e	Jamba, Inc	122
26,055	*	K12, Inc	374
6,015	*,e	Kona Grill, Inc	76
69,470	*	La Quinta Holdings, Inc	777
270,501		Las Vegas Sands Corp	15,565
3,365		Liberty Tax, Inc	43
62,061	*,e	LifeLock, Inc	1,050
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
10,890	*	Lindblad Expeditions Holdings, Inc	$98
13,511	*	Luby’s, Inc	58
14,891		Marcus Corp	373
239,471	e	Marriott International, Inc (Class A)	16,124
16,563		Marriott Vacations Worldwide Corp	1,214
651,910		McDonald’s Corp	75,204
352,429	*	MGM Resorts International	9,174
7,140	*	Monarch Casino & Resort, Inc	180
2,378	*	Nathan’s Famous, Inc	125
8,091	*,e	Noodles & Co	39
112,841	*	Norwegian Cruise Line Holdings Ltd	4,254
15,868	*,e	Panera Bread Co (Class A)	3,090
20,085		Papa John’s International, Inc	1,584
60,160	*	Penn National Gaming, Inc	816
43,980	*	Pinnacle Entertainment, Inc	543
10,931	*,e	Planet Fitness, Inc	219
17,192	*	Popeyes Louisiana Kitchen, Inc	914
16,455	*,e	Potbelly Corp	205
11,433	*	Red Lion Hotels Corp	95
10,662	*	Red Robin Gourmet Burgers, Inc	479
22,107		Red Rock Resorts, Inc	521
30,479	*	Regis Corp	382
124,991		Royal Caribbean Cruises Ltd	9,368
46,223	*	Ruby Tuesday, Inc	116
26,831		Ruth’s Chris Steak House, Inc	379
37,197	*,e	Scientific Games Corp (Class A)	419
51,334	e	SeaWorld Entertainment, Inc	692
138,975		Service Corp International	3,688
100,430	*	ServiceMaster Global Holdings, Inc	3,382
11,550	*,e	Shake Shack, Inc	400
53,284		Six Flags Entertainment Corp	2,857
38,968		Sonic Corp	1,020
45,449	e	Sotheby’s (Class A)	1,728
9,984		Speedway Motorsports, Inc	178
1,053,844		Starbucks Corp	57,055
769	*	Steak N Shake Co	335
7,659	*	Strayer Education, Inc	358
65,192		Summit Hotel Properties, Inc	858
48,860		Texas Roadhouse, Inc (Class A)	1,907
26,754		Vail Resorts, Inc	4,197
20,932	*,e	Weight Watchers International, Inc	216
154,822		Wendy’s	1,672
11,781		Wingstop, Inc	345
77,942		Wyndham Worldwide Corp	5,248
59,328	e	Wynn Resorts Ltd	5,780
287,216		Yum! Brands, Inc	26,082
14,098	*,e	Zoe’s Kitchen, Inc	313
		TOTAL CONSUMER SERVICES	360,356

DIVERSIFIED FINANCIALS - 3.6%
40,483	*	Affiliated Managers Group, Inc	5,858
21,134		AG Mortgage Investment Trust	333
329,397		Ally Financial, Inc	6,413
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
42,959		Altisource Residential Corp	$468
246,292		American Capital Agency Corp	4,813
598,624		American Express Co	38,336
116,633		Ameriprise Financial, Inc	11,636
740,363		Annaly Capital Management, Inc	7,774
70,479		Anworth Mortgage Asset Corp	347
51,829		Apollo Commercial Real Estate Finance, Inc	848
22,112		Ares Commercial Real Estate Corp	279
16,506	e	Arlington Asset Investment Corp (Class A)	244
28,906	e	ARMOUR Residential REIT, Inc	652
27,757		Artisan Partners Asset Management, Inc	755
4,901		Associated Capital Group, Inc	174
6,841	e	B. Riley Financial, Inc	91
779,012		Bank of New York Mellon Corp	31,067
4,100	*,e	BBX Capital Corp	85
160,048		BGC Partners, Inc (Class A)	1,400
91,899		BlackRock, Inc	33,310
16,951		Calamos Asset Management, Inc (Class A)	116
379,842		Capital One Financial Corp	27,284
71,072		Capstead Mortgage Corp	670
55,975		CBOE Holdings, Inc	3,630
866,815		Charles Schwab Corp	27,365
130,009		Chimera Investment Corp	2,074
247,571		CME Group, Inc	25,876
15,440		Cohen & Steers, Inc	660
80,158		Colony Financial, Inc	1,461
82,972	*,e	Cowen Group, Inc	301
6,269	*,e	Credit Acceptance Corp	1,261
112,419		CYS Investments, Inc	980
2,179		Diamond Hill Investment Group, Inc	403
304,503		Discover Financial Services	17,220
33,323		Dynex Capital, Inc	247
207,162	*	E*TRADE Financial Corp	6,033
88,158		Eaton Vance Corp	3,443
19,334	*,e	Encore Capital Group, Inc	435
18,647	*	Enova International, Inc	180
28,885		Evercore Partners, Inc (Class A)	1,488
38,445	*	Ezcorp, Inc (Class A)	425
27,682		Factset Research Systems, Inc	4,487
5,066		FBR & Co	67
65,346		Federated Investors, Inc (Class B)	1,936
39,058	e	Financial Engines, Inc	1,160
35,793		FirstCash, Inc	1,685
48,331	*	FNFV Group	603
280,938		Franklin Resources, Inc	9,993
23,847		Gain Capital Holdings, Inc	147
4,901		GAMCO Investors, Inc (Class A)	140
287,094		Goldman Sachs Group, Inc	46,300
3,738		Great Ajax Corp	51
33,057	*	Green Dot Corp	762
22,433		Greenhill & Co, Inc	529
26,910		Hannon Armstrong Sustainable Infrastructure Capital, Inc	629
2,353		Hennessy Advisors, Inc	83
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
8,431		Houlihan Lokey, Inc	$211
47,028		Interactive Brokers Group, Inc (Class A)	1,659
87,515		IntercontinentalExchange Group, Inc	23,573
11,369	*	INTL FCStone, Inc	442
318,549		Invesco Ltd	9,961
88,593		Invesco Mortgage Capital, Inc	1,349
25,877		Investment Technology Group, Inc	444
17,045	e	iShares Russell 2000 Index Fund	2,117
53,599	*	iStar Financial, Inc	575
109,114		Janus Capital Group, Inc	1,529
32,261	*	KCG Holdings, Inc	501
28,136		Ladder Capital Corp	373
73,441	*	Ladenburg Thalmann Financial Services, Inc	170
94,587		Lazard Ltd (Class A)	3,439
77,940		Legg Mason, Inc	2,609
238,851	*,e	LendingClub Corp	1,476
242,948		Leucadia National Corp	4,626
63,483	e	LPL Financial Holdings, Inc	1,899
10,830	*	Manning & Napier, Inc	77
27,836		MarketAxess Holdings, Inc	4,609
6,533		Marlin Business Services Corp	127
5,352		Medley Management, Inc	45
277,088		MFA Mortgage Investments, Inc	2,073
12,795		Moelis & Co	344
125,562		Moody’s Corp	13,596
1,061,977		Morgan Stanley	34,047
10,264		Morningstar, Inc	814
70,228		MSCI, Inc (Class A)	5,895
34,047	*	MTGE Investment Corp	585
79,974		NASDAQ OMX Group, Inc	5,401
244,743		Navient Corp	3,541
14,990		Nelnet, Inc (Class A)	605
145,076		New Residential Investment Corp	2,003
72,745	e	New York Mortgage Trust, Inc	438
18,457	*	NewStar Financial, Inc	179
153,480		Northern Trust Corp	10,435
143,463		NorthStar Asset Management Group, Inc	1,855
29,274		OM Asset Management plc	407
36,046	*	On Deck Capital, Inc	205
38,494	*,e	OneMain Holdings, Inc	1,191
7,363		Oppenheimer Holdings, Inc	105
15,520	e	Orchid Island Capital, Inc	162
6,966		Owens Realty Mortgage, Inc	121
49,860		PennyMac Mortgage Investment Trust	777
17,372	*	Pico Holdings, Inc	205
12,046	*	Piper Jaffray Cos	582
13,025	e	PJT Partners, Inc	355
33,753	*	PRA Group, Inc	1,166
9,591		Pzena Investment Management, Inc (Class A)	74
94,509		Raymond James Financial, Inc	5,501
56,629		Redwood Trust, Inc	802
8,577	*	Regional Management Corp	186
22,197	e	Resource Capital Corp	284
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
195,699		S&P Global, Inc	$24,768
16,951	*	Safeguard Scientifics, Inc	220
66,420	*	Santander Consumer USA Holdings, Inc	808
102,834		SEI Investments Co	4,690
5,338		Silvercrest Asset Management Group, Inc	63
317,527	*	SLM Corp	2,372
6,799		SPDR S&P MidCap 400 ETF Trust	1,919
68,435	e	SPDR Trust Series 1	14,802
173,444		Starwood Property Trust, Inc	3,906
293,319		State Street Corp	20,424
49,761	*	Stifel Financial Corp	1,913
621,629		Synchrony Financial	17,406
175,152		T Rowe Price Group, Inc	11,648
196,566		TD Ameritrade Holding Corp	6,927
22,143		Tiptree Financial, Inc	132
257,463		Two Harbors Investment Corp	2,196
22,512	e,m	United Development Funding IV	72
18,355		Virtu Financial, Inc	275
5,194		Virtus Investment Partners, Inc	508
151,871		Voya Financial, Inc	4,377
62,904		Waddell & Reed Financial, Inc (Class A)	1,142
28,538	e	Western Asset Mortgage Capital Corp	297
5,409		Westwood Holdings Group, Inc	287
84,317	e	WisdomTree Investments, Inc	868
5,697	*,e	World Acceptance Corp	279
		TOTAL DIVERSIFIED FINANCIALS	613,051

ENERGY - 6.7%
70,225	*	Abraxas Petroleum Corp	119
1,730		Adams Resources & Energy, Inc	68
23,232		Alon USA Energy, Inc	187
379,816		Anadarko Petroleum Corp	24,065
122,049	*	Antero Resources Corp	3,289
282,031		Apache Corp	18,013
51,391		Archrock, Inc	672
14,064	e	Ardmore Shipping Corp	99
47,265	e	Atwood Oceanics, Inc	411
325,615		Baker Hughes, Inc	16,434
36,170	*,e	Bill Barrett Corp	201
26,221	e	Bristow Group, Inc	368
341,979		Cabot Oil & Gas Corp	8,823
23,456	*,e	California Resources Corp	293
88,905	*	Callon Petroleum Co	1,396
15,028	e	CARBO Ceramics, Inc	164
40,960	*	Carrizo Oil & Gas, Inc	1,664
151,200	*	Cheniere Energy, Inc	6,592
449,095	*,e	Chesapeake Energy Corp	2,816
1,400,044		Chevron Corp	144,093
69,929		Cimarex Energy Co	9,396
4,222	*,e	Clayton Williams Energy, Inc	361
62,618	*,e	Clean Energy Fuels Corp	280
104,456	*	Concho Resources, Inc	14,347
922,697		ConocoPhillips	40,110
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
169,243	e	Consol Energy, Inc	$3,249
12,994	*	Contango Oil & Gas Co	133
64,271	*,e	Continental Resources, Inc	3,340
11,149	e	CVR Energy, Inc	154
15,277	*	Dawson Geophysical Co	117
42,034		Delek US Holdings, Inc	727
266,127	*,e	Denbury Resources, Inc	860
388,368		Devon Energy Corp	17,131
66,927		DHT Holdings, Inc	280
47,743	e	Diamond Offshore Drilling, Inc	841
53,183	*	Diamondback Energy, Inc	5,134
17,982	*,e	Dorian LPG Ltd	108
28,933	*	Dril-Quip, Inc	1,613
72,966		Energen Corp	4,212
205,165		Ensco plc	1,744
409,176		EOG Resources, Inc	39,571
25,000	*,e	EP Energy Corp	109
127,879		EQT Corp	9,287
14,364	*	Era Group, Inc	116
17,517		Evolution Petroleum Corp	110
107,740	*,e	EXCO Resources, Inc	115
25,695	*	Exterran Corp	403
3,098,986	d	Exxon Mobil Corp	270,479
46,513	*,e	Fairmount Santrol Holdings, Inc	394
168,886	*	FMC Technologies, Inc	5,011
43,546	*	Forum Energy Technologies, Inc	865
26,300	e	Frank’s International NV	342
47,943	e	Frontline Ltd	344
32,033	e	GasLog Ltd	466
20,488	*,e	Gener8 Maritime, Inc	105
9,836	*,e	Geospace Technologies Corp	192
66,097	e	Golar LNG Ltd	1,401
26,945	e	Green Plains Renewable Energy, Inc	706
93,033	*	Gulfport Energy Corp	2,628
637,803		Halliburton Co	28,625
77,857	*	Helix Energy Solutions Group, Inc	633
71,374	e	Helmerich & Payne, Inc	4,803
209,403		Hess Corp	11,228
120,104		HollyFrontier Corp	2,943
23,429	*,e	Hornbeck Offshore Services, Inc	129
23,510	*	Independence Contract Drilling, Inc	123
823	*,e	Isramco, Inc	69
18,447	*,e	Jones Energy, Inc (Class A)	66
1,431,389		Kinder Morgan, Inc	33,108
115,749	*,e	Kosmos Energy LLC	742
100,057	*	Laredo Petroleum Holdings, Inc	1,291
630,083		Marathon Oil Corp	9,962
392,213		Marathon Petroleum Corp	15,920
60,990	*	Matador Resources Co	1,484
19,934	*	Matrix Service Co	374
180,710	*	McDermott International, Inc	905
123,713	e	Murphy Oil Corp	3,761
226,715		Nabors Industries Ltd	2,757
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
281,302		National Oilwell Varco, Inc	$10,335
9,713	*	Natural Gas Services Group, Inc	239
61,477	e	Navios Maritime Acq Corp	83
147,391	*	Newfield Exploration Co	6,406
63,344	*	Newpark Resources, Inc	466
176,953	e	Noble Corp plc	1,122
317,190		Noble Energy, Inc	11,336
68,002	e	Nordic American Tanker Shipping	688
48,403	*,e	Northern Oil And Gas, Inc	130
131,516	*,e	Oasis Petroleum, Inc	1,508
568,080		Occidental Petroleum Corp	41,424
73,330		Oceaneering International, Inc	2,017
38,178	*	Oil States International, Inc	1,205
155,126		Oneok, Inc	7,972
26,237		Overseas Shipholding Group, Inc	277
15,683	*	Pacific Ethanol, Inc	108
10,734		Panhandle Oil and Gas, Inc (Class A)	188
23,180	*	Par Petroleum Corp	303
96,030	*	Parker Drilling Co	208
112,049	*	Parsley Energy, Inc	3,755
109,613		Patterson-UTI Energy, Inc	2,452
71,772	e	PBF Energy, Inc	1,625
34,008	*	PDC Energy, Inc	2,281
9,723	*	PHI, Inc	177
337,004		Phillips 66	27,146
42,944	*	Pioneer Energy Services Corp	173
120,994		Pioneer Natural Resources Co	22,463
160,111		Questar Market Resources, Inc	3,127
152,904		Range Resources Corp	5,925
32,964	*,e	Renewable Energy Group, Inc	279
4,186	*	Rex American Resources Corp	355
88,506	*	Rice Energy, Inc	2,311
9,601	*	RigNet, Inc	145
26,446	*	Ring Energy, Inc	290
93,726		Rowan Cos plc	1,421
42,512	*,e	RPC, Inc	714
58,079	*	RSP Permian, Inc	2,252
39,750	*,e	Sanchez Energy Corp	351
1,036,312		Schlumberger Ltd	81,496
121,758		Scorpio Tankers, Inc	564
11,768	*,e	SEACOR Holdings, Inc	700
273,827	*,e	Seadrill Ltd	649
32,387		SemGroup Corp	1,145
45,041	e	Ship Finance International Ltd	663
63,567		SM Energy Co	2,452
373,357	*	Southwestern Energy Co	5,167
515,932		Spectra Energy Corp	22,056
111,107		Superior Energy Services	1,989
136,776	*,e	Synergy Resources Corp	948
115,767		Targa Resources Investments, Inc	5,685
34,489	e	Teekay Corp	266
85,424		Teekay Tankers Ltd (Class A)	216
26,063		Tesco Corp	213
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
89,548		Tesoro Corp	$7,124
61,337	*	Tetra Technologies, Inc	375
34,989	e	Tidewater, Inc	99
230,146	e	Transocean Ltd (NYSE)	2,453
36,980	*	Unit Corp	688
41,136		US Silica Holdings Inc	1,915
350,488		Valero Energy Corp	18,576
26,733	*,e	W&T Offshore, Inc	47
662,803	*,e	Weatherford International Ltd	3,725
52,354		Western Refining, Inc	1,385
14,035	*	Westmoreland Coal Co	124
149,893	*,e	Whiting Petroleum Corp	1,310
33,684	*	Willbros Group, Inc	63
511,638		Williams Cos, Inc	15,723
54,384		World Fuel Services Corp	2,516
246,496	*	WPX Energy, Inc	3,251
		TOTAL ENERGY	1,132,311

FOOD & STAPLES RETAILING - 1.9%
19,849		Andersons, Inc	718
28,759		Casey’s General Stores, Inc	3,455
14,374	*,e	Chefs’ Warehouse Holdings, Inc	160
324,269		Costco Wholesale Corp	49,454
799,104		CVS Health Corp	71,112
10,217		Ingles Markets, Inc (Class A)	404
707,530		Kroger Co	20,999
6,410	*,e	Natural Grocers by Vitamin C	72
19,609	*	Performance Food Group Co	486
14,319		Pricesmart, Inc	1,199
763,555	*	Rite Aid Corp	5,872
17,661	*,e	Smart & Final Stores, Inc	226
27,344		Spartan Stores, Inc	791
103,685	*	Sprouts Farmers Market, Inc	2,141
191,905	*	Supervalu, Inc	958
390,192		Sysco Corp	19,123
36,929	*	United Natural Foods, Inc	1,479
22,653	*	US Foods Holding Corp	535
4,843		Village Super Market (Class A)	155
638,679		Walgreens Boots Alliance, Inc	51,490
1,126,393		Wal-Mart Stores, Inc	81,236
6,935		Weis Markets, Inc	368
236,947	e	Whole Foods Market, Inc	6,717
		TOTAL FOOD & STAPLES RETAILING	319,150

FOOD, BEVERAGE & TOBACCO - 5.0%
2,319		Alico, Inc	62
1,448,932		Altria Group, Inc	91,616
18,848	*,e	Amplify Snack Brands, Inc	305
427,787		Archer Daniels Midland Co	18,040
42,015		B&G Foods, Inc (Class A)	2,066
38,794	*	Blue Buffalo Pet Products, Inc	922
6,759	*,e	Boston Beer Co, Inc (Class A)	1,049
40,474	e	Brown-Forman Corp	2,014
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
147,826		Brown-Forman Corp (Class B)	$7,013
103,143		Bunge Ltd	6,109
10,841		Calavo Growers, Inc	709
22,629	e	Cal-Maine Foods, Inc	872
133,730		Campbell Soup Co	7,315
3,512		Coca-Cola Bottling Co Consolidated	520
2,897,162		Coca-Cola Co	122,608
315,962		ConAgra Foods, Inc	14,885
121,868		Constellation Brands, Inc (Class A)	20,290
7,653	*	Craft Brewers Alliance, Inc	144
122,720	*	Darling International, Inc	1,658
70,011		Dean Foods Co	1,148
137,423		Dr Pepper Snapple Group, Inc	12,548
5,320	*	Farmer Bros Co	189
128,238	e	Flowers Foods, Inc	1,939
23,973		Fresh Del Monte Produce, Inc	1,436
15,781	*,e	Freshpet, Inc	137
440,990		General Mills, Inc	28,170
76,104	*	Hain Celestial Group, Inc	2,708
104,240		Hershey Co	9,965
198,483		Hormel Foods Corp	7,528
52,645		Ingredion, Inc	7,005
14,455	*,e	Inventure Foods, Inc	136
11,326		J&J Snack Foods Corp	1,349
85,788		J.M. Smucker Co	11,628
5,780		John B. Sanfilippo & Son, Inc	297
184,673		Kellogg Co	14,307
443,004		Kraft Heinz Co	39,653
14,003		Lancaster Colony Corp	1,850
19,323	*	Landec Corp	259
3,603	*	Lifeway Foods, Inc	61
8,386		Limoneira Co	159
85,901		McCormick & Co, Inc	8,583
137,192		Mead Johnson Nutrition Co	10,840
8,017	e	Mgp Ingredients, Inc	325
123,252		Molson Coors Brewing Co (Class B)	13,533
1,112,347		Mondelez International, Inc	48,832
103,359	*	Monster Beverage Corp	15,174
8,815	*,e	National Beverage Corp	388
15,084	*	Omega Protein Corp	353
1,075,424		PepsiCo, Inc	116,974
1,150,138		Philip Morris International, Inc	111,816
43,650		Pilgrim’s Pride Corp	922
85,273		Pinnacle Foods, Inc	4,278
44,414	*	Post Holdings, Inc	3,427
15,145	*	Primo Water Corp	184
609,022		Reynolds American, Inc	28,715
14,731	e	Sanderson Farms, Inc	1,419
192	*	Seaboard Corp	660
5,451	*	Seneca Foods Corp	154
51,267		Snyder’s-Lance, Inc	1,722
14,223	*,e	Synutra International, Inc	61
14,407	e	Tootsie Roll Industries, Inc	531
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
40,589	*,e	TreeHouse Foods, Inc	$3,539
4,760	*	Turning Point Brands, Inc	57
217,034		Tyson Foods, Inc (Class A)	16,206
16,609		Universal Corp	967
62,361	e	Vector Group Ltd	1,343
128,932	*	WhiteWave Foods Co (Class A)	7,018
		TOTAL FOOD, BEVERAGE & TOBACCO	838,690

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
5,996	*,e	AAC Holdings, Inc	104
16,624		Abaxis, Inc	858
1,101,154		Abbott Laboratories	46,568
30,796	*	Abiomed, Inc	3,960
52,869	*,e	Acadia Healthcare Co, Inc	2,620
58,290	*,e	Accuray, Inc	371
20,426		Aceto Corp	388
4,240	*	Addus HomeCare Corp	111
9,161	*,e	Adeptus Health, Inc	394
252,769		Aetna Inc	29,182
26,310	*,e	Air Methods Corp	828
63,974	*	Alere, Inc	2,766
57,604	*	Align Technology, Inc	5,400
133,589	*	Allscripts Healthcare Solutions, Inc	1,759
5,488	*	Almost Family, Inc	202
21,596	*	Amedisys, Inc	1,025
6,596	*,e	American Renal Associates Holdings, Inc	120
132,253		AmerisourceBergen Corp	10,683
34,893	*	AMN Healthcare Services, Inc	1,112
38,347	*,e	Amsurg Corp	2,571
9,253		Analogic Corp	820
18,523	*	Angiodynamics, Inc	325
10,943	*	Anika Therapeutics, Inc	524
194,418		Anthem, Inc	24,363
28,653	*,e	athenahealth, Inc	3,614
21,089	*,e	AtriCure, Inc	334
1,165		Atrion Corp	497
8,607	*	Avinger, Inc	41
18,090	*	AxoGen, Inc	163
54,958		Bard (C.R.), Inc	12,326
378,400		Baxter International, Inc	18,012
154,243		Becton Dickinson & Co	27,722
51,896	*,e	BioScrip, Inc	150
19,708	*	BioTelemetry, Inc	366
1,002,168	*	Boston Scientific Corp	23,852
135,933	*	Brookdale Senior Living, Inc	2,372
25,974		Cantel Medical Corp	2,025
21,051	*	Capital Senior Living Corp	354
242,655		Cardinal Health, Inc	18,854
23,626	*	Cardiovascular Systems, Inc	561
24,169	*,e	Castlight Health, Inc	101
124,149	*	Centene Corp	8,313
218,621	*	Cerner Corp	13,500
71,510	*,e	Cerus Corp	444
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,897		Chemed Corp	$1,678
188,472		Cigna Corp	24,562
11,529	*	Civitas Solutions, Inc	211
87,364	*,e	Community Health Systems, Inc	1,008
8,700	e	Computer Programs & Systems, Inc	227
27,401	*,e	ConforMIS, Inc	272
20,631		Conmed Corp	826
35,303		Cooper Cos, Inc	6,328
7,512	*	Corvel Corp	288
9,376	*	Cotiviti Holdings, Inc	314
22,090	*	Cross Country Healthcare, Inc	260
23,064		CryoLife, Inc	405
10,389	*	Cutera, Inc	124
16,811	*	Cynosure, Inc (Class A)	856
124,392	*	DaVita, Inc	8,219
170,370		DENTSPLY SIRONA, Inc	10,125
60,914	*	DexCom, Inc	5,340
31,033	*,e	Diplomat Pharmacy, Inc	869
159,040	*	Edwards Lifesciences Corp	19,174
59,131	*,e	Endologix, Inc	757
35,447		Ensign Group, Inc	714
3,873	*	Entellus Medical, Inc	86
137,365	*	Envision Healthcare Holdings, Inc	3,059
8,762	*,e	Evolent Health, Inc	216
7,074	*	Exactech, Inc	191
470,005	*	Express Scripts Holding Co	33,149
28,070	*,e	Genesis Health Care, Inc	75
30,765	*	GenMark Diagnostics, Inc	363
12,233	*	Glaukos Corp	462
51,975	*	Globus Medical, Inc	1,173
38,562	*	Haemonetics Corp	1,396
35,247	*	Halyard Health, Inc	1,222
225,026	*	HCA Holdings, Inc	17,019
29,519	*	HealthEquity, Inc	1,117
65,205	e	Healthsouth Corp	2,645
18,780	*	HealthStream, Inc	518
23,599	*	Healthways, Inc	624
59,318	*	Henry Schein, Inc	9,668
48,728		Hill-Rom Holdings, Inc	3,020
65,676	*	HMS Holdings Corp	1,456
207,113	*	Hologic, Inc	8,042
110,794		Humana, Inc	19,598
10,885	*	ICU Medical, Inc	1,376
69,037	*	Idexx Laboratories, Inc	7,783
112,213	*	IMS Health Holdings, Inc	3,517
11,764	*	Inogen Inc	705
43,464	*,e	Inovalon Holdings, Inc	639
41,898	*	Insulet Corp	1,715
22,691	*	Integer Holding Corp	492
22,370	*	Integra LifeSciences Holdings Corp	1,847
28,086	*	Intuitive Surgical, Inc	20,358
23,110		Invacare Corp	258
19,324	*,e	InVivo Therapeutics Holdings Corp	131
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
2,271	*,e	iRadimed Corp	$39
5,587	*	IRIDEX Corp	81
18,489	*,e	K2M Group Holdings, Inc	329
61,383		Kindred Healthcare, Inc	627
72,759	*	Laboratory Corp of America Holdings	10,003
7,415		Landauer, Inc	330
9,523		LeMaitre Vascular, Inc	189
9,839	*	LHC Group, Inc	363
29,927	*	LifePoint Hospitals, Inc	1,773
20,368	*	Magellan Health Services, Inc	1,094
32,545	*	Masimo Corp	1,936
167,194		McKesson Corp	27,880
40,806	*	Medidata Solutions, Inc	2,275
67,894	*	MEDNAX, Inc	4,498
1,038,346		Medtronic plc	89,713
31,965		Meridian Bioscience, Inc	617
32,366	*	Merit Medical Systems, Inc	786
31,755	*	Molina Healthcare, Inc	1,852
7,753		National Healthcare Corp	512
5,598		National Research Corp	91
24,197	*	Natus Medical, Inc	951
26,800	*	Neogen Corp	1,499
17,633	*	Nevro Corp	1,841
38,458	*,e	Nobilis Health Corp	129
37,361	*,e	Novocure Ltd	319
36,380	*	NuVasive, Inc	2,425
45,234	*	NxStage Medical, Inc	1,130
27,483	*	Omnicell, Inc	1,053
36,642	*	OraSure Technologies, Inc	292
14,876	*	Orthofix International NV	636
48,050		Owens & Minor, Inc	1,669
14,688	*,e	Oxford Immunotec Global plc	184
64,882	e	Patterson Cos, Inc	2,981
18,741	*	Penumbra, Inc	1,424
22,536	*	PharMerica Corp	633
33,991	*	Premier, Inc	1,099
16,396	*	Press Ganey Holdings, Inc	662
10,213	*	Providence Service Corp	497
37,773		Quality Systems, Inc	428
105,165		Quest Diagnostics, Inc	8,900
21,781	*	Quidel Corp	481
21,841	*	Quorum Health Corp	137
25,914	*	RadNet, Inc	192
104,174		Resmed, Inc	6,749
37,335	*,e	Rockwell Medical, Inc	250
38,631	*	RTI Biologics, Inc	121
9,992	*,e	Second Sight Medical Products, Inc	35
77,335	*	Select Medical Holdings Corp	1,044
21,089	*	Senseonics Holdings, Inc	82
30,482	*	Spectranetics Corp	765
208,009		St. Jude Medical, Inc	16,591
26,141	*,e	Staar Surgical Co	246
246,899		Stryker Corp	28,742
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
13,353	*,e	Surgery Partners, Inc	$270
19,814	*	Surgical Care Affiliates, Inc	966
11,439	*	SurModics, Inc	344
13,125	*	Tandem Diabetes Care, Inc	101
52,951	*	Team Health Holdings, Inc	1,724
15,157	*,e	Teladoc, Inc	278
32,425		Teleflex, Inc	5,449
59,665	*	Tenet Healthcare Corp	1,352
47,535	*,e	TransEnterix, Inc	80
18,039	*	Triple-S Management Corp (Class B)	396
698,049		UnitedHealth Group, Inc	97,727
42,895		Universal American Corp	328
63,572		Universal Health Services, Inc (Class B)	7,833
9,158		US Physical Therapy, Inc	574
2,349		Utah Medical Products, Inc	140
73,882	*	Varian Medical Systems, Inc	7,353
12,709	*	Vascular Solutions, Inc	613
57,774	*	VCA Antech, Inc	4,043
71,264	*	Veeva Systems, Inc	2,942
10,409	*,e	Veracyte, Inc	79
15,934	*	Vocera Communications, Inc	269
32,655	*	WellCare Health Plans, Inc	3,824
53,222		West Pharmaceutical Services, Inc	3,965
76,096	*	Wright Medical Group NV	1,867
25,871	*,e	Zeltiq Aesthetics, Inc	1,015
137,149		Zimmer Holdings, Inc	17,832
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	887,671

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
323,551		Avon Products, Inc	1,831
4,290	*	Central Garden & Pet Co	111
24,471	*	Central Garden and Pet Co (Class A)	607
185,644		Church & Dwight Co, Inc	8,896
93,795		Clorox Co	11,741
646,015		Colgate-Palmolive Co	47,896
38,803	e	Coty, Inc	912
43,691	*	Edgewell Personal Care Co	3,474
46,250		Energizer Holdings, Inc	2,311
157,776		Estee Lauder Cos (Class A)	13,973
54,206	*,e	Herbalife Ltd	3,360
66,020	*	HRG Group, Inc	1,036
12,258		Inter Parfums, Inc	396
265,004		Kimberly-Clark Corp	33,428
4,694	*	Lifevantage Corp	44
8,647		Medifast, Inc	327
5,685	e	Natural Health Trends Corp	161
5,868		Nature’s Sunshine Products, Inc	94
40,942		Nu Skin Enterprises, Inc (Class A)	2,652
6,693	*	Nutraceutical International Corp	209
3,981		Oil-Dri Corp of America	150
6,476	e	Orchids Paper Products Co	176
1,984,296		Procter & Gamble Co	178,091
8,319	*	Revlon, Inc (Class A)	306
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
18,325	e	Spectrum Brands, Inc	$2,523
4,308	*	USANA Health Sciences, Inc	596
10,350		WD-40 Co	1,164
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	316,465

INSURANCE - 4.0%
293,812		Aflac, Inc	21,116
11,198	*	Alleghany Corp	5,879
65,031		Allied World Assurance Co Holdings Ltd	2,629
279,290		Allstate Corp	19,321
32,256	*	AMBAC Financial Group, Inc	593
59,335		American Equity Investment Life Holding Co	1,052
48,186		American Financial Group, Inc	3,614
825,690		American International Group, Inc	48,996
5,469		American National Insurance Co	667
13,468		Amerisafe, Inc	792
54,870		Amtrust Financial Services, Inc	1,472
195,580		Aon plc	22,001
85,089	*	Arch Capital Group Ltd	6,744
23,095		Argo Group International Holdings Ltd	1,303
130,135		Arthur J. Gallagher & Co	6,620
45,798		Aspen Insurance Holdings Ltd	2,134
45,888		Assurant, Inc	4,233
98,710		Assured Guaranty Ltd	2,739
8,461	*	Atlas Financial Holdings, Inc	133
67,951		Axis Capital Holdings Ltd	3,692
6,904		Baldwin & Lyons, Inc (Class B)	177
1,403,250	*	Berkshire Hathaway, Inc (Class B)	202,727
4,749	e	Blue Capital Reinsurance Holdings Ltd	87
86,667		Brown & Brown, Inc	3,268
344,091		Chubb Ltd	43,235
106,667		Cincinnati Financial Corp	8,045
32,879	*,e	Citizens, Inc (Class A)	308
19,762		CNA Financial Corp	680
132,357		Conseco, Inc	2,021
11,609	e	Crawford & Co (Class B)	132
7,812		Donegal Group, Inc (Class A)	126
13,558	*	eHealth, Inc	152
6,754		EMC Insurance Group, Inc	182
24,104		Employers Holdings, Inc	719
46,342		Endurance Specialty Holdings Ltd	3,033
6,955	*	Enstar Group Ltd	1,144
18,079		Erie Indemnity Co (Class A)	1,845
31,106		Everest Re Group Ltd	5,909
8,273		FBL Financial Group, Inc (Class A)	529
10,321		Federated National Holding Co	193
8,299	e	Fidelity & Guaranty Life	192
80,939		First American Financial Corp	3,179
194,828		FNF Group	7,191
368,772	*	Genworth Financial, Inc (Class A)	1,829
20,683	*	Greenlight Capital Re Ltd (Class A)	423
7,438	*	Hallmark Financial Services	77
31,429		Hanover Insurance Group, Inc	2,370
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
290,967		Hartford Financial Services Group, Inc	$12,459
6,789	e	HCI Group, Inc	206
18,411		Heritage Insurance Holdings, Inc	265
29,606		Horace Mann Educators Corp	1,085
5,951		Independence Holding Co	102
8,975		Infinity Property & Casualty Corp	742
1,119		Investors Title Co	111
10,696		James River Group Holdings Ltd	387
32,110		Kemper Corp	1,263
177,414		Lincoln National Corp	8,335
208,252		Loews Corp	8,570
43,759		Maiden Holdings Ltd	555
10,146	*	Markel Corp	9,423
382,039		Marsh & McLennan Cos, Inc	25,692
95,769	*	MBIA, Inc	746
20,342		Mercury General Corp	1,116
685,931		Metlife, Inc	30,476
35,673		National General Holdings Corp	793
6,453		National Interstate Corp	210
1,551		National Western Life Group, Inc	319
8,338		Navigators Group, Inc	808
179,656		Old Republic International Corp	3,166
17,609		OneBeacon Insurance Group Ltd (Class A)	251
6,329	*,e	Patriot National, Inc	57
40,061	e	Primerica, Inc	2,124
198,757		Principal Financial Group	10,238
41,338		ProAssurance Corp	2,169
434,063		Progressive Corp	13,673
329,057		Prudential Financial, Inc	26,868
47,454		Reinsurance Group of America, Inc (Class A)	5,122
33,807		RenaissanceRe Holdings Ltd	4,062
30,938		RLI Corp	2,115
11,093		Safety Insurance Group, Inc	746
42,211		Selective Insurance Group, Inc	1,683
11,039		State Auto Financial Corp	263
21,827		State National Cos, Inc	243
16,901		Stewart Information Services Corp	751
58,727	*	Third Point Reinsurance Ltd	705
82,576		Torchmark Corp	5,276
213,843		Travelers Cos, Inc	24,496
14,056	*,e	Trupanion, Inc	238
6,929	*	United America Indemnity Ltd	206
16,104		United Fire & Casualty Co	682
12,682		United Insurance Holdings Corp	215
22,242	e	Universal Insurance Holdings, Inc	561
176,533		UnumProvident Corp	6,233
55,625		Validus Holdings Ltd	2,771
71,089		W.R. Berkley Corp	4,106
3,672		White Mountains Insurance Group Ltd	3,048
205,883		XL Group Ltd	6,924
		TOTAL INSURANCE	678,158
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
MATERIALS - 3.3%
22,177		A. Schulman, Inc	$646
3,376		AEP Industries, Inc	369
16,379	*,e	AgroFresh Solutions, Inc	87
145,577		Air Products & Chemicals, Inc	21,886
168,607	*,e	AK Steel Holding Corp	814
83,129		Albemarle Corp	7,107
967,634		Alcoa, Inc	9,812
81,466	e	Allegheny Technologies, Inc	1,472
20,501		American Vanguard Corp	329
4,440		Ampco-Pittsburgh Corp	49
46,295		Aptargroup, Inc	3,584
46,088		Ashland Global Holdings, Inc	5,344
66,121		Avery Dennison Corp	5,144
111,094	*	Axalta Coating Systems Ltd	3,141
23,190		Balchem Corp	1,798
127,049		Ball Corp	10,412
69,866		Bemis Co, Inc	3,564
89,719	*	Berry Plastics Group, Inc	3,934
29,817	*	Boise Cascade Co	757
45,418		Cabot Corp	2,380
39,299		Calgon Carbon Corp	596
34,250		Carpenter Technology Corp	1,413
109,510		Celanese Corp (Series A)	7,289
36,798	*	Century Aluminum Co	256
169,311		CF Industries Holdings, Inc	4,123
5,158		Chase Corp	357
133,935		Chemours Co	2,143
47,225	*	Chemtura	1,549
12,556	*	Clearwater Paper Corp	812
117,787	*,e	Cliffs Natural Resources, Inc	689
23,538	*	Codexis, Inc	105
112,040	*	Coeur Mining, Inc	1,325
85,866		Commercial Metals Co	1,390
25,270	e	Compass Minerals International, Inc	1,862
99,929	*	Crown Holdings, Inc	5,705
8,022		Deltic Timber Corp	543
47,043		Domtar Corp	1,747
828,876		Dow Chemical Co	42,961
34,706		Eagle Materials, Inc	2,683
109,907		Eastman Chemical Co	7,438
193,848		Ecolab, Inc	23,595
650,748		EI du Pont de Nemours & Co	43,581
55,318	*	Ferro Corp	764
47,286	e	Ferroglobe plc	427
40,724	*,e	Flotek Industries, Inc	592
98,927		FMC Corp	4,782
984,047		Freeport-McMoRan Copper & Gold, Inc (Class B)	10,687
17,819		FutureFuel Corp	201
52,340	*	GCP Applied Technologies, Inc	1,482
39,231	*	Gold Resource Corp	291
236,879		Graphic Packaging Holding Co	3,314
22,699		Greif, Inc (Class A)	1,126
37,440		H.B. Fuller Co	1,740
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
1,617	*	Handy & Harman Ltd	$34
7,923		Hawkins, Inc	343
9,402		Haynes International, Inc	349
54,162	*	Headwaters, Inc	916
266,380		Hecla Mining Co	1,518
146,965		Huntsman Corp	2,391
32,193	*	Ingevity Corp	1,484
15,371		Innophos Holdings, Inc	600
18,027		Innospec, Inc	1,096
59,224		International Flavors & Fragrances, Inc	8,467
304,905		International Paper Co	14,629
13,103		Kaiser Aluminum Corp	1,133
62,146		Kapstone Paper and Packaging Corp	1,176
7,156		KMG Chemicals, Inc	203
15,231	*	Koppers Holdings, Inc	490
21,628	*	Kraton Polymers LLC	758
14,288	e	Kronos Worldwide, Inc	118
104,108	*	Louisiana-Pacific Corp	1,960
13,887	*,e	LSB Industries, Inc	119
253,801		LyondellBasell Industries AF S.C.A	20,472
47,207		Martin Marietta Materials, Inc	8,455
14,781		Materion Corp	454
25,740		Minerals Technologies, Inc	1,820
323,697		Monsanto Co	33,082
257,110		Mosaic Co	6,289
15,401	*	Multi Packaging Solutions International Ltd	222
18,118		Myers Industries, Inc	235
12,153		Neenah Paper, Inc	960
5,473		NewMarket Corp	2,350
394,982		Newmont Mining Corp	15,519
236,068		Nucor Corp	11,674
121,769		Olin Corp	2,499
6,559		Olympic Steel, Inc	145
32,453	*	Omnova Solutions, Inc	274
119,497	*	Owens-Illinois, Inc	2,198
69,449		Packaging Corp of America	5,643
32,454		PH Glatfelter Co	704
104,607	*,e	Platform Specialty Products Corp	848
61,942		PolyOne Corp	2,094
197,219		PPG Industries, Inc	20,385
212,370		Praxair, Inc	25,661
9,804		Quaker Chemical Corp	1,039
31,957	e	Rayonier Advanced Materials, Inc	427
18,294	*	Real Industry, Inc	112
51,675		Reliance Steel & Aluminum Co	3,722
48,353		Royal Gold, Inc	3,744
96,743		RPM International, Inc	5,197
8,418	*	Ryerson Holding Corp	95
19,399		Schnitzer Steel Industries, Inc (Class A)	405
22,501		Schweitzer-Mauduit International, Inc	868
33,262		Scotts Miracle-Gro Co (Class A)	2,770
145,870		Sealed Air Corp	6,684
32,785		Sensient Technologies Corp	2,485
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
59,894		Sherwin-Williams Co	$16,570
30,199		Silgan Holdings, Inc	1,528
73,849		Sonoco Products Co	3,901
62,159	e	Southern Copper Corp (NY)	1,635
174,027		Steel Dynamics, Inc	4,349
13,671		Stepan Co	993
90,832	*	Stillwater Mining Co	1,214
35,682	*	Summit Materials, Inc	662
48,451		SunCoke Energy, Inc	389
207,904		Tahoe Resources, Inc	2,667
29,755	e	TimkenSteel Corp	311
15,246	*	Trecora Resources	174
19,671		Tredegar Corp	366
15,483		Trinseo S.A.	876
46,070	e	Tronox Ltd	432
2,124	*	UFP Technologies, Inc	56
1,357		United States Lime & Minerals, Inc	90
101,053	e	United States Steel Corp	1,906
10,188	*	US Concrete, Inc	469
58,312		Valspar Corp	6,185
98,368		Vulcan Materials Co	11,187
28,083		Westlake Chemical Corp	1,502
185,895		WestRock Co	9,012
33,320	*	Worthington Industries, Inc	1,600
52,361		WR Grace & Co	3,864
		TOTAL MATERIALS	559,450

MEDIA - 2.9%
16,000		AMC Entertainment Holdings, Inc	497
44,802	*	AMC Networks, Inc	2,323
2,614		Cable One, Inc	1,527
17,686	*	Carmike Cinemas, Inc	578
300,085		CBS Corp (Class B)	16,427
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	132
148,749	*	Charter Communications, Inc	40,158
78,739		Cinemark Holdings, Inc	3,014
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	164
1,790,642		Comcast Corp (Class A)	118,791
772	*,e	Daily Journal Corp	169
111,235	*,e	Discovery Communications, Inc (Class A)	2,994
174,955	*	Discovery Communications, Inc (Class C)	4,603
160,944	*	DISH Network Corp (Class A)	8,817
18,269		Entercom Communications Corp (Class A)	236
50,932		Entravision Communications Corp (Class A)	389
8,292	*,e	Eros International plc	127
44,238		EW Scripps Co (Class A)	703
86,657		Gannett Co, Inc	1,009
34,321	*	Global Eagle Entertainment, Inc	285
46,930	*	Gray Television, Inc	486
6,780	*,e	Hemisphere Media Group, Inc	86
43,669	*	Imax Corp	1,265
305,436		Interpublic Group of Cos, Inc	6,826
33,017		John Wiley & Sons, Inc (Class A)	1,704
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,655	*,e	Liberty Braves Group (Class A)	$134
25,374	*	Liberty Braves Group (Class C)	441
19,204	*	Liberty Broadband Corp (Class A)	1,347
76,445	*	Liberty Broadband Corp (Class C)	5,464
19,139	*,e	Liberty Media Group (Class A)	548
33,752	*	Liberty Media Group (Class C)	950
67,298	*	Liberty SiriusXM Group (Class A)	2,287
135,948	*	Liberty SiriusXM Group (Class C)	4,542
70,064		Lions Gate Entertainment Corp	1,401
108,249	*	Live Nation, Inc	2,975
9,932	*	Loral Space & Communications, Inc	388
15,311	*	Madison Square Garden Co	2,594
37,799		MDC Partners, Inc	405
80,085	*	Media General, Inc	1,476
26,535		Meredith Corp	1,380
45,934	*	MSG Networks, Inc	855
46,358		National CineMedia, Inc	682
29,023		New Media Investment Group, Inc	450
92,052		New York Times Co (Class A)	1,100
283,916		News Corp	3,969
86,319		News Corp (Class B)	1,227
23,355	e	Nexstar Broadcasting Group, Inc (Class A)	1,348
175,351		Omnicom Group, Inc	14,905
15,910	*	Radio One, Inc	48
12,373	*	Reading International, Inc	165
60,087	e	Regal Entertainment Group (Class A)	1,307
3,654		Saga Communications, Inc	166
19,984		Scholastic Corp	787
61,043		Scripps Networks Interactive (Class A)	3,876
49,336		Sinclair Broadcast Group, Inc (Class A)	1,425
1,321,277	*,e	Sirius XM Holdings, Inc	5,510
63,623	*	Starz-Liberty Capital	1,984
161,282		TEGNA, Inc	3,526
227,373		Thomson Corp	9,409
585,391		Time Warner, Inc	46,603
81,058		Time, Inc	1,174
5,104	*	Townsquare Media, Inc	48
57,786		Tribune Co	2,110
19,202	*	tronc, Inc	324
808,385		Twenty-First Century Fox, Inc	19,579
357,708		Twenty-First Century Fox, Inc (Class B)	8,850
7,706	e	Viacom, Inc	330
256,908		Viacom, Inc (Class B)	9,788
1,202,396		Walt Disney Co	111,655
27,047	e	World Wrestling Entertainment, Inc (Class A)	576
		TOTAL MEDIA	493,418

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
1,202,181		AbbVie, Inc	75,822
66,244	*,e	Acadia Pharmaceuticals, Inc	2,107
16,937	*,e	Accelerate Diagnostics, Inc	462
20,273	*	Acceleron Pharma, Inc	734
28,364	*,e	AcelRx Pharmaceuticals, Inc	110
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
86,253	*	Achillion Pharmaceuticals, Inc	$699
6,392	*	Aclaris Therapeutics, Inc	164
31,389	*	Acorda Therapeutics, Inc	655
12,735	*,e	Adamas Pharmaceuticals, Inc	209
26,641	*,e	Aduro Biotech, Inc	331
22,408	*,e	Advaxis, Inc	240
14,848	*	Adverum Biotechnologies, Inc	61
17,596	*	Aerie Pharmaceuticals, Inc	664
56,789	*,e	Agenus, Inc	408
7,692	*	Agile Therapeutics, Inc	54
246,217		Agilent Technologies, Inc	11,594
20,983	*,e	Agios Pharmaceuticals, Inc	1,108
19,631	*,e	Aimmune Therapeutics, Inc	294
26,366	*	Akebia Therapeutics, Inc	239
62,292	*	Akorn, Inc	1,698
17,375	*,e	Albany Molecular Research, Inc	287
33,564	*,e	Alder Biopharmaceuticals, Inc	1,100
161,444	*	Alexion Pharmaceuticals, Inc	19,783
109,475	*	Alkermes plc	5,149
294,259	*	Allergan plc	67,771
54,942	*,e	Alnylam Pharmaceuticals, Inc	3,724
25,493	*,e	AMAG Pharmaceuticals, Inc	625
556,320		Amgen, Inc	92,800
93,275	*,e	Amicus Therapeutics, Inc	690
25,774	*,e	Amphastar Pharmaceuticals, Inc	489
34,224	*,e	Ampio Pharmaceuticals, Inc	25
23,093	*,e	Anavex Life Sciences Corp	84
5,767	*,e	ANI Pharmaceuticals, Inc	383
26,005	*,e	Anthera Pharmaceuticals, Inc	82
9,076	*	Applied Genetic Technologies Corp	89
12,007	*	Aptevo Therapeutics, Inc	31
22,162	*	Aratana Therapeutics, Inc	207
16,020	*,e	Ardelyx, Inc	207
179,094	*,e	Arena Pharmaceuticals, Inc	313
8,722	*,e	Argos Therapeutics, Inc	43
124,166	*,e	Ariad Pharmaceuticals, Inc	1,700
103,770	*,e	Array Biopharma, Inc	700
39,456	*,e	Arrowhead Research Corp	290
17,138	*,e	Asterias Biotherapeutics, Inc	73
17,368	*,e	Atara Biotherapeutics, Inc	372
52,762	*,e	Athersys, Inc	112
3,387	*	Avexis, Inc	140
18,230	*,e	Axovant Sciences Ltd	255
7,312	*,e	Axsome Therapeutics, Inc	58
15,642	*,e	Bellicum Pharmaceuticals, Inc	311
53,741	*	BioCryst Pharmaceuticals, Inc	237
163,918	*	Biogen Idec, Inc	51,311
126,546	*	BioMarin Pharmaceutical, Inc	11,708
59,746	*,e	Bio-Path Holdings, Inc	84
15,517	*	Bio-Rad Laboratories, Inc (Class A)	2,542
3,856	*	Biospecifics Technologies Corp	176
28,168		Bio-Techne Corp	3,084
37,736	*,e	BioTime, Inc	147
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
27,414	*,e	Bluebird Bio, Inc	$1,858
14,832	*,e	Blueprint Medicines Corp	441
1,237,854		Bristol-Myers Squibb Co	66,745
83,145		Bruker BioSciences Corp	1,883
23,380	*	Cambrex Corp	1,039
12,327	*,e	Cara Therapeutics Inc	103
61,808	*	Catalent, Inc	1,597
575,360	*	Celgene Corp	60,142
73,063	*,e	Celldex Therapeutics, Inc	295
7,210	*,e	Cellular Biomedicine Group, Inc	105
30,752	*,e	Cempra, Inc	744
52,661	*	Cepheid, Inc	2,775
35,378	*	Charles River Laboratories International, Inc	2,948
18,304	*,e	ChemoCentryx, Inc	111
30,594	*,e	Chimerix, Inc	169
21,144	*,e	ChromaDex Corp	63
8,028	*	Cidara Therapeutics, Inc	92
23,470	*,e	Clovis Oncology, Inc	846
21,791	*	Coherus Biosciences, Inc	584
9,867	*,e	Collegium Pharmaceutical, Inc	190
11,239	*	Concert Pharmaceuticals Inc	114
54,169	*,e	Corcept Therapeutics, Inc	352
84,568	*	Curis, Inc	221
25,879	*,e	Cytokinetics, Inc	238
15,216	*,e	CytomX Therapeutics, Inc	239
41,833	*,e	CytRx Corp	25
44,278	*,e,m	Depomed, Inc	1,146
15,253	*	Dermira, Inc	516
8,535	*,e	Dimension Therapeutics, Inc	68
84,059	*	Durect Corp	117
28,486	*,e	Dynavax Technologies Corp	299
6,368	*,e	Eagle Pharmaceuticals, Inc	446
12,202	*,e	Edge Therapeutics, Inc	127
5,311	*,e	Editas Medicine, Inc	72
17,506	*,e	Egalet Corp	133
2,424	*	Eiger BioPharmaceuticals, Inc	32
721,760		Eli Lilly & Co	57,928
24,015	*	Emergent Biosolutions, Inc	757
11,786	*,e	Enanta Pharmaceuticals, Inc	314
152,236	*	Endo International plc	3,068
33,769	*,e	Endocyte, Inc	104
27,058	*	Enzo Biochem, Inc	138
29,818	*	Epizyme, Inc	293
9,694	*,e	Esperion Thereapeutics, Inc	134
71,707	*,e	Exact Sciences Corp	1,332
165,185	*	Exelixis, Inc	2,113
38,418	*	FibroGen, Inc	795
19,800	*,e	Five Prime Therapeutics, Inc	1,039
7,262	*,e	Flex Pharma, Inc	86
14,188	*	Flexion Therapeutics Inc	277
20,851	*,e	Fluidigm Corp	167
24,951	*,e	Fortress Biotech, Inc	74
8,878	*,e	Foundation Medicine, Inc	207
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
129,522	*,e	Galena Biopharma, Inc	$45
12,920	*	Genomic Health, Inc	374
114,325	*,e	Geron Corp	258
985,633		Gilead Sciences, Inc	77,983
10,061	*,e	Global Blood Therapeutics, Inc	232
7,728	*,e	GlycoMimetics Inc	55
79,065	*,e	Halozyme Therapeutics, Inc	955
23,400	*,e	Heron Therapeutics, Inc	403
4,132	*	Heska Corp	225
118,653	*	Horizon Pharma plc	2,151
62,986	*,e	Idera Pharmaceuticals, Inc	161
22,215	*	Ignyta, Inc	140
106,890	*	Illumina, Inc	19,418
8,484	*	Immune Design Corp	64
65,469	*,e	Immunogen, Inc	175
69,521	*,e	Immunomedics, Inc	226
53,162	*	Impax Laboratories, Inc	1,260
30,663	*	INC Research Holdings, Inc	1,367
120,847	*	Incyte Corp	11,395
36,466	*	Infinity Pharmaceuticals, Inc	57
63,139	e	Innoviva, Inc	694
13,739	*,e	Inotek Pharmaceuticals Corp	130
49,160	*,e	Inovio Pharmaceuticals, Inc	458
45,452	*	Insmed, Inc	660
17,481	*,e	Insys Therapeutics, Inc	206
4,943	*,e	Intellia Therapeutics, Inc	84
12,146	*,e	Intercept Pharmaceuticals, Inc	1,999
18,642	*	Intersect ENT, Inc	295
25,348	*,e	Intra-Cellular Therapies, Inc	386
41,392	*,e	Intrexon Corp	1,160
15,922	*,e	Invitae Corp	139
89,084	*,e	Ionis Pharmaceuticals, Inc	3,264
95,014	*,e	Ironwood Pharmaceuticals, Inc	1,509
2,039,744		Johnson & Johnson	240,955
46,335	*,e	Juno Therapeutics, Inc	1,391
17,078	*	Karyopharm Therapeutics, Inc	166
59,203	*,e	Keryx Biopharmaceuticals, Inc	314
28,782	*,e	Kite Pharma, Inc	1,608
8,512	*	La Jolla Pharmaceutical Co	203
19,506	*,e	Lannett Co, Inc	518
30,110	*,e	Lexicon Pharmaceuticals, Inc	544
13,029	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,330
34,093	*,e	Lion Biotechnologies, Inc	281
11,696	*,e	Lipocine, Inc	52
9,258	*,e	Loxo Oncology, Inc	242
31,134	*	Luminex Corp	707
23,459	*	MacroGenics, Inc	702
81,217	*	Mallinckrodt plc	5,667
233,256	*,e	MannKind Corp	145
18,157	*	Medgenics, Inc	101
49,764	*,e	Medicines Co	1,878
22,034	*,e	MediciNova, Inc	165
2,063,097		Merck & Co, Inc	128,758
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
90,592	*,e	Merrimack Pharmaceuticals, Inc	$575
19,507	*	Mettler-Toledo International, Inc	8,190
79,969	*,e	MiMedx Group, Inc	686
12,264	*	Minerva Neurosciences, Inc	173
7,201	*	Mirati Therapeutics, Inc	48
44,870	*	Momenta Pharmaceuticals, Inc	525
339,469	*	Mylan NV	12,941
8,608	*	MyoKardia, Inc	141
51,524	*,e	Myriad Genetics, Inc	1,060
10,862	*	NanoString Technologies, Inc	217
12,660	*,e	NantKwest, Inc	98
19,889	*,e	Natera, Inc	221
96,260	*	Nektar Therapeutics	1,654
38,546	*	NeoGenomics, Inc	317
10,102	*,e	Neos Therapeutics, Inc	66
63,342	*	Neurocrine Biosciences, Inc	3,208
14,869	*	NewLink Genetics Corp	223
197,815	*,e	Novavax, Inc	411
9,516	*,e	Ocular Therapeutix, Inc	65
26,874	*,e	Omeros Corp	300
12,341	*,e	OncoMed Pharmaceuticals, Inc	141
22,405	*,e	Ophthotech Corp	1,034
238,337	*,e	Opko Health, Inc	2,524
60,008	*,e	Organovo Holdings, Inc	227
12,630	e	Osiris Therapeutics, Inc	63
18,209	*	Otonomy, Inc	331
17,337	*	OvaScience, Inc	124
55,440	*,e	Pacific Biosciences of California, Inc	497
27,071	*	Pacira Pharmaceuticals, Inc	926
9,271	*	Paratek Pharmaceuticals, Inc	121
40,956	*	Parexel International Corp	2,844
25,000	*	Patheon NV	741
120,653		PDL BioPharma, Inc	404
80,589		PerkinElmer, Inc	4,522
102,293		Perrigo Co plc	9,445
12,158	*	Pfenex, Inc	109
4,474,747		Pfizer, Inc	151,560
43,415	*	PharmAthene, Inc	126
12,927		Phibro Animal Health Corp	351
36,240	*,e	Portola Pharmaceuticals, Inc	823
14,756	*	PRA Health Sciences, Inc	834
38,233	*	Prestige Brands Holdings, Inc	1,846
51,583	*,e	Progenics Pharmaceuticals, Inc	327
5,062	*	Proteostasis Therapeutics, Inc	79
25,750	*,e	Prothena Corp plc	1,544
25,096	*,e	PTC Therapeutics, Inc	352
18,465	*,e	Puma Biotechnology, Inc	1,238
173,674	*	Qiagen NV (NASDAQ)	4,766
61,215	*	Quintiles Transnational Holdings, Inc	4,962
23,135	*,e	Radius Health, Inc	1,251
59,500	*	Raptor Pharmaceutical Corp	534
4,072	*,e	Reata Pharmaceuticals, Inc	107
58,043	*	Regeneron Pharmaceuticals, Inc	23,334
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
15,571	*	REGENXBIO, Inc	$218
29,873	*	Regulus Therapeutics, Inc	99
23,464	*	Repligen Corp	708
25,726	*,e	Retrophin, Inc	576
15,494	*,e	Revance Therapeutics, Inc	251
66,996	*	Rigel Pharmaceuticals, Inc	246
19,717	*,e	Sage Therapeutics, Inc	908
52,234	*	Sangamo Biosciences, Inc	242
30,737	*,e	Sarepta Therapeutics, Inc	1,888
38,141	*	Sciclone Pharmaceuticals, Inc	391
71,265	*,e	Seattle Genetics, Inc	3,849
13,345	*,e	Seres Therapeutics, Inc	164
20,814	*,e	Sorrento Therapeutics, Inc	161
12,588	*,e	Spark Therapeutics, Inc	756
47,540	*	Spectrum Pharmaceuticals, Inc	222
12,168	*	Stemline Therapeutics, Inc	132
18,349	*	Sucampo Pharmaceuticals, Inc (Class A)	226
34,621	*	Supernus Pharmaceuticals, Inc	856
2,800	*	Syndax Pharmaceuticals, Inc	42
131,372	*,e	Synergy Pharmaceuticals, Inc	724
54,879	*,e	Synthetic Biologics, Inc	94
7,419	*,e	T2 Biosystems, Inc	54
29,885	*	Teligent, Inc	227
17,895	*,e	TESARO, Inc	1,794
26,726	*	Tetraphase Pharmaceuticals, Inc	102
26,551	*,e	TG Therapeutics, Inc	206
98,667	*,e	TherapeuticsMD, Inc	672
26,724	*,e	Theravance Biopharma, Inc	968
289,270		Thermo Electron Corp	46,011
13,797	*,e	Titan Pharmaceuticals, Inc	81
6,981	*,e	Tobira Therapeutics, Inc	277
7,534	*,e	Tokai Pharmaceuticals, Inc	12
32,080	*	Trevena, Inc	217
17,931	*,e	Trovagene, Inc	81
26,573	*,e	Ultragenyx Pharmaceutical, Inc	1,885
33,862	*,e	United Therapeutics Corp	3,998
26,593	*	Vanda Pharmaceuticals, Inc	443
20,135	*	Versartis, Inc	247
183,082	*	Vertex Pharmaceuticals, Inc	15,967
18,858	*	Vitae Pharmaceuticals, Inc	395
16,565	*,e	Vital Therapies, Inc	101
8,673	*,e	Voyager Therapeutics, Inc	104
57,722	*	VWR Corp	1,637
57,060	*	Waters Corp	9,043
5,620	*	WaVe Life Sciences Pte Ltd	182
8,356	*,e	XBiotech, Inc	112
23,768	*	Xencor Inc	582
12,439	*	Zafgen, Inc	41
90,754	*,e	ZIOPHARM Oncology, Inc	511
338,766		Zoetis Inc	17,619
14,763	*	Zogenix, Inc	169
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,459,888
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
REAL ESTATE - 4.3%
52,319		Acadia Realty Trust	$1,896
16,903		Agree Realty Corp	836
36,954		Alexander & Baldwin, Inc	1,420
1,574		Alexander’s, Inc	660
54,203		Alexandria Real Estate Equities, Inc	5,896
8,343	*	Altisource Portfolio Solutions S.A.	270
28,646		American Assets Trust,Inc	1,243
96,842		American Campus Communities, Inc	4,926
130,151		American Homes 4 Rent	2,816
313,595		American Tower Corp	35,540
115,722		Apartment Investment & Management Co (Class A)	5,313
130,404	e	Apple Hospitality REIT, Inc	2,414
22,700		Armada Hoffler Properties, Inc	304
20,771		Ashford Hospitality Prime, Inc	293
61,750		Ashford Hospitality Trust, Inc	364
7,072	*,e	AV Homes, Inc	118
101,923		AvalonBay Communities, Inc	18,126
13,459		Bluerock Residential Growth REIT, Inc	175
113,963		Boston Properties, Inc	15,532
127,370		Brandywine Realty Trust	1,990
141,963		Brixmor Property Group, Inc	3,945
64,335		Camden Property Trust	5,387
61,176		Care Capital Properties, Inc	1,744
42,178		CareTrust REIT, Inc	623
29,192		CatchMark Timber Trust Inc	341
124,137	e	CBL & Associates Properties, Inc	1,507
222,671	*	CBRE Group, Inc	6,230
62,949		Cedar Realty Trust, Inc	453
28,285		Chatham Lodging Trust	545
44,088		Chesapeake Lodging Trust	1,010
13,323		City Office REIT, Inc	170
47,997	e	Colony Starwood Homes	1,378
92,725		Columbia Property Trust, Inc	2,076
90,140		Communications Sales & Leasing, Inc	2,831
9,586		Community Healthcare Trust, Inc	210
3,235		Consolidated-Tomoka Land Co	166
5,827		CorEnergy Infrastructure Trust, Inc	171
24,799		Coresite Realty	1,836
69,853		Corporate Office Properties Trust	1,980
86,682		Corrections Corp of America	1,202
152,535		Cousins Properties, Inc	1,592
249,922		Crown Castle International Corp	23,545
131,589		CubeSmart	3,587
54,639		CyrusOne, Inc	2,599
65,501		DCT Industrial Trust, Inc	3,180
227,125		DDR Corp	3,959
148,119		DiamondRock Hospitality Co	1,348
109,102		Digital Realty Trust, Inc	10,596
104,001		Douglas Emmett, Inc	3,810
256,864		Duke Realty Corp	7,020
55,010		DuPont Fabros Technology, Inc	2,269
17,274	e	Easterly Government Properties, Inc	330
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
23,492		EastGroup Properties, Inc	$1,728
48,917		Education Realty Trust, Inc	2,110
89,883		Empire State Realty Trust, Inc	1,883
46,901		Entertainment Properties Trust	3,693
51,436		Equinix, Inc	18,530
93,132	*	Equity Commonwealth	2,814
61,216		Equity Lifestyle Properties, Inc	4,725
67,836		Equity One, Inc	2,076
269,127		Equity Residential	17,313
48,297		Essex Property Trust, Inc	10,756
89,496		Extra Space Storage, Inc	7,107
8,777	e	Farmland Partners, Inc	98
52,442		Federal Realty Investment Trust	8,072
100,810		FelCor Lodging Trust, Inc	648
82,257		First Industrial Realty Trust, Inc	2,321
42,783		First Potomac Realty Trust	391
169,880		Forest City Realty Trust, Inc	3,929
25,631	*,e	Forestar Group, Inc	300
44,705		Four Corners Property Trust, Inc	954
72,511		Franklin Street Properties Corp	914
4,942	*	FRP Holdings, Inc	154
138,908		Gaming and Leisure Properties, Inc	4,647
427,695		General Growth Properties, Inc	11,804
54,016	e	Geo Group, Inc	1,285
18,198		Getty Realty Corp	436
15,436		Gladstone Commercial Corp	288
125,237	*,e	Global Net Lease, Inc	1,022
51,670	e	Government Properties Income Trust	1,169
309,774		Gramercy Property Trust	2,986
347,379		HCP, Inc	13,183
76,928		Healthcare Realty Trust, Inc	2,620
100,396		Healthcare Trust of America, Inc	3,275
36,742		Hersha Hospitality Trust	662
27,225		HFF, Inc (Class A)	754
71,216		Highwoods Properties, Inc	3,712
110,912		Hospitality Properties Trust	3,296
546,603		Host Marriott Corp	8,511
26,825	*	Howard Hughes Corp	3,071
54,955		Hudson Pacific Properties	1,806
29,912		Independence Realty Trust, Inc	269
90,609		Investors Real Estate Trust	539
192,234		Iron Mountain, Inc	7,215
33,300		Jones Lang LaSalle, Inc	3,789
61,074		Kennedy-Wilson Holdings, Inc	1,377
67,058		Kilroy Realty Corp	4,651
305,650		Kimco Realty Corp	8,849
60,886		Kite Realty Group Trust	1,688
60,834		Lamar Advertising Co	3,973
78,833		LaSalle Hotel Properties	1,882
162,758		Lexington Realty Trust	1,676
109,119		Liberty Property Trust	4,403
33,914		Life Storage, Inc	3,016
27,155		LTC Properties, Inc	1,412
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
110,934		Macerich Co	$8,971
67,066		Mack-Cali Realty Corp	1,826
9,904	*	Marcus & Millichap, Inc	259
174,514		Medical Properties Trust, Inc	2,578
55,794		Mid-America Apartment Communities, Inc	5,244
46,125		Monmouth Real Estate Investment Corp (Class A)	658
121,396		Monogram Residential Trust, Inc	1,292
27,658		National Health Investors, Inc	2,171
107,146		National Retail Properties, Inc	5,448
17,361		National Storage Affiliates Trust	364
55,714		New Senior Investment Group, Inc	643
124,499		New York REIT, Inc	1,139
14,395		NexPoint Residential Trust, Inc	283
42,262		NorthStar Realty Europe Corp	463
126,786		NorthStar Realty Finance Corp	1,670
136,847	e	Omega Healthcare Investors, Inc	4,851
9,027		One Liberty Properties, Inc	218
101,625		Outfront Media, Inc	2,403
133,994		Paramount Group, Inc	2,196
59,009		Parkway Properties, Inc	1,004
53,141	e	Pebblebrook Hotel Trust	1,414
52,388		Pennsylvania REIT	1,207
99,449		Physicians Realty Trust	2,142
107,121		Piedmont Office Realty Trust, Inc	2,332
40,153		Post Properties, Inc	2,655
30,172		Potlatch Corp	1,173
16,337		Preferred Apartment Communities, Inc	221
388,040		Prologis, Inc	20,776
14,667		PS Business Parks, Inc	1,666
109,722		Public Storage, Inc	24,483
34,553		QTS Realty Trust, Inc	1,826
62,959		RAIT Investment Trust	213
57,913		Ramco-Gershenson Properties	1,085
92,432		Rayonier, Inc	2,453
13,117		Re/Max Holdings, Inc	574
108,646		Realogy Holdings Corp	2,810
191,583		Realty Income Corp	12,823
71,394		Regency Centers Corp	5,532
73,323		Retail Opportunities Investment Corp	1,610
173,060		Retail Properties of America, Inc	2,907
48,113		Rexford Industrial Realty, Inc	1,101
90,156		RLJ Lodging Trust	1,896
5,123		RMR Group, Inc	194
32,495		Ryman Hospitality Properties	1,565
47,769		Sabra Healthcare REIT, Inc	1,203
6,582		Saul Centers, Inc	438
45,730		Select Income REIT	1,230
174,669		Senior Housing Properties Trust	3,967
18,501	e	Seritage Growth Properties	938
28,907		Silver Bay Realty Trust Corp	507
230,221		Simon Property Group, Inc	47,658
73,589		SL Green Realty Corp	7,955
354,302		Spirit Realty Capital, Inc	4,723
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
39,283	*,e	St. Joe Co	$722
50,811	*	STAG Industrial, Inc	1,245
112,095		STORE Capital Corp	3,303
4,495	*	Stratus Properties, Inc	110
46,368		Sun Communities, Inc	3,639
158,957		Sunstone Hotel Investors, Inc	2,033
70,998		Tanger Factory Outlet Centers, Inc	2,766
43,997		Taubman Centers, Inc	3,274
10,268	*	Tejon Ranch Co	250
31,885		Terreno Realty Corp	877
34,663		Tier REIT, Inc	535
13,643	*	Trinity Place Holdings, Inc	133
197,090		UDR, Inc	7,093
15,857		UMH Properties, Inc	189
9,264		Universal Health Realty Income Trust	584
66,647		Urban Edge Properties	1,875
20,808		Urstadt Biddle Properties, Inc (Class A)	462
251,154		Ventas, Inc	17,739
672,745		VEREIT, Inc	6,976
132,088		Vornado Realty Trust	13,369
139,812		Washington Prime Group, Inc	1,731
50,804		Washington REIT	1,581
86,814		Weingarten Realty Investors	3,384
265,618		Welltower, Inc	19,860
548,600		Weyerhaeuser Co	17,522
19,472		Whitestone REIT	270
76,656		WP Carey, Inc	4,947
79,064		Xenia Hotels & Resorts, Inc	1,200
		TOTAL REAL ESTATE	722,181

RETAILING - 5.1%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	168
48,207		Aaron’s, Inc	1,225
51,631		Abercrombie & Fitch Co (Class A)	820
52,604		Advance Auto Parts, Inc	7,844
288,873	*	Amazon.com, Inc	241,877
122,461		American Eagle Outfitters, Inc	2,187
6,968	*,e	America’s Car-Mart, Inc	254
14,849	*	Asbury Automotive Group, Inc	827
125,805	*,e	Ascena Retail Group, Inc	703
48,275	*	Autonation, Inc	2,351
21,875	*	AutoZone, Inc	16,807
29,015	*	Barnes & Noble Education, Inc	278
36,768		Barnes & Noble, Inc	415
107,825		Bed Bath & Beyond, Inc	4,648
204,689		Best Buy Co, Inc	7,815
14,390		Big 5 Sporting Goods Corp	196
36,770		Big Lots, Inc	1,756
8,578		Blue Nile, Inc	295
8,549	*,e	Boot Barn Holdings, Inc	97
21,122	e	Buckle, Inc	508
8,786	*	Build-A-Bear Workshop, Inc	91
52,052	*	Burlington Stores, Inc	4,217
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
37,763	*	Cabela’s, Inc	$2,074
32,106		Caleres, Inc	812
143,597	*	Carmax, Inc	7,661
19,356		Cato Corp (Class A)	637
106,541		Chico’s FAS, Inc	1,268
13,847		Children’s Place Retail Stores, Inc	1,106
11,556		Citi Trends, Inc	230
11,400	*	Container Store Group, Inc	57
34,312		Core-Mark Holding Co, Inc	1,228
55,443		CST Brands, Inc	2,666
32,976	*	Destination XL Group, Inc	143
64,932		Dick’s Sporting Goods, Inc	3,683
13,964	e	Dillard’s, Inc (Class A)	880
208,864		Dollar General Corp	14,618
167,177	*	Dollar Tree, Inc	13,195
54,370		DSW, Inc (Class A)	1,114
7,236	*,e	Duluth Holdings, Inc	192
76,812	*,e	Etsy, Inc	1,097
88,502		Expedia, Inc	10,330
55,323	*	Express Parent LLC	652
33,805		Finish Line, Inc (Class A)	780
40,021	*,e	Five Below, Inc	1,612
99,154		Foot Locker, Inc	6,715
31,625	*	Francesca’s Holdings Corp	488
27,215		Fred’s, Inc (Class A)	247
13,967	*	FTD Cos, Inc	287
75,607	e	GameStop Corp (Class A)	2,086
164,788	e	Gap, Inc	3,665
15,061	*	Genesco, Inc	820
108,483		Genuine Parts Co	10,897
50,651		GNC Holdings, Inc	1,034
15,433		Group 1 Automotive, Inc	986
273,128	*	Groupon, Inc	1,407
44,451		Guess?, Inc	649
16,062		Haverty Furniture Cos, Inc	322
16,994	*,e	Hibbett Sports, Inc	678
926,578		Home Depot, Inc	119,232
24,109		HSN, Inc	960
228,517	*,e	JC Penney Co, Inc	2,107
12,718		Kirkland’s, Inc	155
133,211		Kohl’s Corp	5,828
177,833		L Brands, Inc	12,585
12,586	*,e	Lands’ End, Inc	183
329,671	*	Liberty Interactive Corp	6,597
53,282	*	Liberty TripAdvisor Holdings, Inc	1,164
98,671	*	Liberty Ventures	3,934
16,930		Lithia Motors, Inc (Class A)	1,617
225,488	*	LKQ Corp	7,996
662,639		Lowe’s Companies, Inc	47,849
19,294	*,e	Lumber Liquidators, Inc	380
229,133		Macy’s, Inc	8,489
18,578	*	MarineMax, Inc	389
59,722	*	Michaels Cos, Inc	1,443
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
23,604		Monro Muffler, Inc	$1,444
26,054	*	Murphy USA, Inc	1,859
304,909	*	NetFlix, Inc	30,049
91,431	e	Nordstrom, Inc	4,743
20,499		Nutri/System, Inc	609
405,707		Office Depot, Inc	1,448
12,772	*,e	Ollie’s Bargain Outlet Holdings, Inc	335
70,238	*	O’Reilly Automotive, Inc	19,674
8,893	*	Overstock.com, Inc	136
17,507	*,e	Party City Holdco, Inc	300
28,675	e	Penske Auto Group, Inc	1,382
5,700	e	PetMed Express, Inc	116
59,095	e	Pier 1 Imports, Inc	251
36,900	*	Priceline.com, Inc	54,298
38,310		Rent-A-Center, Inc	484
25,037	*,e	Restoration Hardware Holdings, Inc	866
292,668		Ross Stores, Inc	18,819
107,246	*,e	Sally Beauty Holdings, Inc	2,754
9,887	*,e	Sears Holdings Corp	113
38,951	*	Select Comfort Corp	841
10,447		Shoe Carnival, Inc	279
25,881	*	Shutterfly, Inc	1,155
58,262		Signet Jewelers Ltd	4,342
20,728		Sonic Automotive, Inc (Class A)	390
19,952	*	Sportsman’s Warehouse Holdings, Inc	210
25,073	e	Stage Stores, Inc	141
477,765		Staples, Inc	4,085
21,273		Stein Mart, Inc	135
36,113		Tailored Brands, Inc	567
437,831		Target Corp	30,070
81,351	e	Tiffany & Co	5,909
24,339	*,e	Tile Shop Holdings, Inc	403
6,790	*	Tilly’s, Inc	64
490,150		TJX Companies, Inc	36,653
96,551		Tractor Supply Co	6,503
84,546	*	TripAdvisor, Inc	5,342
32,864	*	Tuesday Morning Corp	197
43,466	*	Ulta Salon Cosmetics & Fragrance, Inc	10,344
64,021	*	Urban Outfitters, Inc	2,210
22,533	*	Vitamin Shoppe, Inc	605
23,281	*,e	Wayfair, Inc	917
11,292	*	West Marine, Inc	93
65,447	e	Williams-Sonoma, Inc	3,343
1,945		Winmark Corp	205
15,828	*,e	Zumiez, Inc	285
		TOTAL RETAILING	867,571

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
3,767	*,e	Acacia Communications, Inc	389
29,482	*	Advanced Energy Industries, Inc	1,395
476,593	*,e	Advanced Micro Devices, Inc	3,293
15,539	*	Alpha & Omega Semiconductor Ltd	337
23,188	*,e	Ambarella, Inc	1,707
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
73,241	*	Amkor Technology, Inc	$712
225,080		Analog Devices, Inc	14,506
810,280		Applied Materials, Inc	24,430
59,771	*	Applied Micro Circuits Corp	415
20,849	*	Axcelis Technologies, Inc	277
279,346		Broadcom Ltd	48,193
52,087		Brooks Automation, Inc	709
17,924		Cabot Microelectronics Corp	948
47,258	*,e	Cavium, Inc	2,750
15,710	*	Ceva, Inc	551
46,294	*	Cirrus Logic, Inc	2,461
18,761		Cohu, Inc	220
79,931	*	Cree, Inc	2,056
244,851	e	Cypress Semiconductor Corp	2,977
28,713	*	Diodes, Inc	613
19,178	*	DSP Group, Inc	230
105,554	*	Entegris, Inc	1,839
28,026	*	Exar Corp	261
54,056	*,e	First Solar, Inc	2,135
47,336	*	Formfactor, Inc	514
30,864	*	GigOptix, Inc	73
29,376	*	Inphi Corp	1,278
99,540	*	Integrated Device Technology, Inc	2,299
3,501,435		Intel Corp	132,179
96,768		Intersil Corp (Class A)	2,122
16,725		IXYS Corp	202
115,945		Kla-Tencor Corp	8,082
50,517	*	Kopin Corp	110
117,308	e	Lam Research Corp	11,110
90,159	*	Lattice Semiconductor Corp	585
176,955		Linear Technology Corp	10,492
17,278	*,e	MA-COM Technology Solutions	732
334,640		Marvell Technology Group Ltd	4,441
206,782		Maxim Integrated Products, Inc	8,257
40,851	*	MaxLinear, Inc	828
156,190	e	Microchip Technology, Inc	9,706
769,984	*	Micron Technology, Inc	13,690
80,866	*	Microsemi Corp	3,395
39,433		MKS Instruments, Inc	1,961
29,204		Monolithic Power Systems, Inc	2,351
18,167	*	Nanometrics, Inc	406
21,168	*	NeoPhotonics Corp Ltd	346
3,184		NVE Corp	188
383,963		Nvidia Corp	26,309
306,305	*	ON Semiconductor Corp	3,774
20,605	*	PDF Solutions, Inc	374
46,544	*	Photronics, Inc	480
22,599		Power Integrations, Inc	1,424
101,737	*	Qorvo, Inc	5,671
1,093,542		Qualcomm, Inc	74,908
84,186	*	Rambus, Inc	1,052
25,190	*	Rudolph Technologies, Inc	447
49,258	*	Semtech Corp	1,366
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
25,567	*	Sigma Designs, Inc	$199
32,473	*	Silicon Laboratories, Inc	1,909
141,463		Skyworks Solutions, Inc	10,771
42,585	*,e	SunPower Corp	380
151,007		Teradyne, Inc	3,259
39,803		Tessera Technologies, Inc	1,530
741,767		Texas Instruments, Inc	52,057
23,500	*	Ultra Clean Holdings	174
21,651	*	Ultratech, Inc	500
29,696	*,e	Veeco Instruments, Inc	583
37,527	*	Xcerra Corp	227
191,407		Xilinx, Inc	10,401
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	526,546

SOFTWARE & SERVICES - 12.3%
27,302	*,e	2U, Inc	1,045
32,215	*	A10 Networks, Inc	344
460,410		Accenture plc	56,248
86,241	*	ACI Worldwide, Inc	1,671
406,012		Activision Blizzard, Inc	17,986
32,107	*	Actua Corp	416
57,158	*	Acxiom Corp	1,523
362,937	*	Adobe Systems, Inc	39,393
129,082	*	Akamai Technologies, Inc	6,840
5,086	*	Alarm.com Holdings, Inc	147
13,975	*,e	ALJ Regional Holdings, Inc	66
45,118	*	Alliance Data Systems Corp	9,679
218,233	*	Alphabet, Inc (Class A)	175,472
220,163	*	Alphabet, Inc (Class C)	171,131
11,882	*	Amber Road, Inc	115
109,997		Amdocs Ltd	6,363
15,720	*	American Software, Inc (Class A)	174
32,146	*,e	Angie’s List, Inc	319
65,392	*	Ansys, Inc	6,056
11,306	*	Apigee Corp	197
7,274	*,e	Appfolio, Inc	141
63,153	*	Aspen Technology, Inc	2,955
13,706	*	Atlassian Corp plc	411
6,972	*	Autobytel, Inc	124
156,960	*	Autodesk, Inc	11,353
334,728		Automatic Data Processing, Inc	29,523
34,946	*	Bankrate, Inc	296
16,098	*	Barracuda Networks, Inc	410
59,668	*	Bazaarvoice, Inc	353
9,345	*,e	Benefitfocus, Inc	373
17,356	*,e	Black Knight Financial Services, Inc	710
35,258		Blackbaud, Inc	2,339
40,135	*	Blackhawk Network Holdings, Inc	1,211
30,473	*	Blucora, Inc	341
84,561		Booz Allen Hamilton Holding Co	2,673
29,562	*	Bottomline Technologies, Inc	689
35,331	*,e	Box, Inc	557
20,694	*	Brightcove, Inc	270
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
83,779		Broadridge Financial Solutions, Inc	$5,679
21,331	*	BroadSoft, Inc	993
216,421		CA, Inc	7,159
17,838	*	CACI International, Inc (Class A)	1,800
216,614	*	Cadence Design Systems, Inc	5,530
40,638	*	Callidus Software, Inc	746
13,412	*	Carbonite, Inc	206
33,955	*	Cardtronics plc	1,514
13,954	*	Care.com, Inc	139
8,603		Cass Information Systems, Inc	487
115,322		CDK Global, Inc	6,615
15,814	*	ChannelAdvisor Corp	204
18,524	*,e	Cimpress NV	1,874
115,363	*	Citrix Systems, Inc	9,831
448,762	*	Cognizant Technology Solutions Corp (Class A)	21,410
19,734	*	CommerceHub, Inc	314
9,867	*	CommerceHub, Inc (Series A)	156
33,614	*	Commvault Systems, Inc	1,786
102,849		Computer Sciences Corp	5,370
35,972	*	comScore, Inc	1,103
73,137		Convergys Corp	2,225
37,259	*	Cornerstone OnDemand, Inc	1,712
23,982	*	CoStar Group, Inc	5,193
24,883		CSG Systems International, Inc	1,028
121,590		CSRA, Inc	3,271
21,413	*	Cvent, Inc	679
15,267	*	Datalink Corp	162
160,582	*	Dell Technologies, Inc-VMware Inc	7,676
32,513	*	DHI Group, Inc	257
5,437	*,e	Digimarc Corp	209
25,409		DST Systems, Inc	2,996
77,306		EarthLink Holdings Corp	479
796,847	*	eBay, Inc	26,216
19,966	e	Ebix, Inc	1,135
216,257	*	Electronic Arts, Inc	18,468
21,694	*	Ellie Mae, Inc	2,284
43,380	*,e	Endurance International Group Holdings, Inc	380
20,747	*,e	EnerNOC, Inc	112
30,234	*	Envestnet, Inc	1,102
35,527	*	EPAM Systems, Inc	2,462
17,553		EPIQ Systems, Inc	289
37,881	*	Euronet Worldwide, Inc	3,100
48,388		EVERTEC, Inc	812
20,873	*	Everyday Health, Inc	161
9,749	*	EXA Corp	156
24,918	*	ExlService Holdings, Inc	1,242
1,670,221	*	Facebook, Inc	214,239
23,064		Fair Isaac Corp	2,874
241,246		Fidelity National Information Services, Inc	18,583
112,549	*,e	FireEye, Inc	1,658
67,170	*	First American Corp	2,634
232,771	*	First Data Corp	3,063
164,907	*	Fiserv, Inc	16,403
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
24,005	*	Five9, Inc	$376
67,800	*	FleetCor Technologies, Inc	11,779
28,477	*	FleetMatics Group plc	1,708
8,265		Forrester Research, Inc	322
107,542	*	Fortinet, Inc	3,972
61,489	*	Gartner, Inc	5,439
118,380	*	Genpact Ltd	2,835
23,742	*	Gigamon, Inc	1,301
113,930		Global Payments, Inc	8,745
5,647	*	Global Sources Ltd	48
18,803	*,e	Globant S.A.	792
88,947	*,e	Glu Mobile, Inc	199
34,640	*,e	GoDaddy, Inc	1,196
42,541	*,e	Gogo, Inc	470
59,590	*,e	GrubHub, Inc	2,562
18,192	*	GTT Communications, Inc	428
13,242	*	Guidance Software, Inc	79
51,316	*	Guidewire Software, Inc	3,078
17,956		Hackett Group, Inc	297
29,372	*,e	Hortonworks, Inc	245
21,312	*	HubSpot, Inc	1,228
52,417		IAC/InterActiveCorp	3,274
21,130	*	Imperva, Inc	1,135
45,794	*	inContact, Inc	640
41,826	*	Infoblox, Inc	1,103
24,668	*	Information Services Group, Inc	98
7,972	*,e	Instructure, Inc	202
12,605	*	Interactive Intelligence, Inc	758
654,718		International Business Machines Corp	104,002
30,239	*	Intralinks Holdings, Inc	304
179,875		Intuit, Inc	19,788
35,564		j2 Global, Inc	2,369
54,490		Jack Henry & Associates, Inc	4,662
40,906	*	Jive Software, Inc	174
97,760		Leidos Holdings, Inc	4,231
50,961	*	Limelight Networks, Inc	95
87,296	*	LinkedIn Corp	16,684
44,720	*	Lionbridge Technologies	224
19,090	*	Liquidity Services, Inc	215
40,701	*	Liveperson, Inc	342
18,232	e	LogMeIn, Inc	1,648
53,305	*	Manhattan Associates, Inc	3,071
18,418		Mantech International Corp (Class A)	694
25,119		Marchex, Inc (Class B)	70
712,649		MasterCard, Inc (Class A)	72,526
24,371	*,e	Match Group, Inc	434
48,838		MAXIMUS, Inc	2,762
31,242	*,e	MeetMe, Inc	194
73,403		Mentor Graphics Corp	1,941
5,628,256		Microsoft Corp	324,188
6,844	*	MicroStrategy, Inc (Class A)	1,146
10,993	*,e	MINDBODY, Inc	216
22,456	*,e	Mitek Systems, Inc	186
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
29,654	*	MobileIron, Inc	$82
14,483	*	Model N, Inc	161
22,389	*	MoneyGram International, Inc	159
29,292		Monotype Imaging Holdings, Inc	648
70,908	*	Monster Worldwide, Inc	256
3,876		NCI, Inc (Class A)	45
29,548	*	NetSuite, Inc	3,271
39,936	*,e	NeuStar, Inc (Class A)	1,062
16,291	*,e	New Relic, Inc	624
48,579		NIC, Inc	1,142
165,822	*	Nuance Communications, Inc	2,404
10,739	*	Numerex Corp	84
2,189,790		Oracle Corp	86,015
163,222	*,e	Pandora Media, Inc	2,339
7,197	*,e	Park City Group, Inc	85
233,438		Paychex, Inc	13,509
32,485	*,e	Paycom Software, Inc	1,628
15,762	*,e	Paylocity Holding Corp	701
840,291	*	PayPal Holdings, Inc	34,427
24,918		Pegasystems, Inc	735
25,493	*	Perficient, Inc	514
8,684	*	PFSweb, Inc	78
30,646	*	Planet Payment, Inc	114
38,195	*	Progress Software Corp	1,039
30,192	*,e	Proofpoint, Inc	2,260
17,256	*	PROS Holdings, Inc	390
85,331	*	PTC, Inc	3,781
18,985	*	Q2 Holdings, Inc	544
7,729		QAD, Inc (Class A)	173
20,132	*	Qualys, Inc	769
20,643	*	QuinStreet, Inc	62
45,152	*,e	Quotient Technology, Inc	601
79,313	*	Rackspace Hosting, Inc	2,513
14,504	*,e	Rapid7, Inc	256
18,038	*,e	RealNetworks, Inc	80
39,496	*	RealPage, Inc	1,015
135,645	*	Red Hat, Inc	10,964
6,528		Reis, Inc	134
28,776	*	RetailMeNot, Inc	285
8,995	*	Rightside Group Ltd	82
43,553	*	RingCentral, Inc	1,030
13,437	*	Rosetta Stone, Inc	114
27,990	*	Rubicon Project, Inc	232
151,223		Sabre Corp	4,261
476,077	*	Salesforce.com, Inc	33,959
17,304		Sapiens International Corp NV	221
34,016		Science Applications International Corp	2,360
4,599	*	SecureWorks Corp	58
117,075	*	ServiceNow, Inc	9,266
46,932	*	ServiceSource International LLC	229
14,547	*,e	Shutterstock, Inc	927
26,176	*	Silver Spring Networks, Inc	371
97,313	*	Splunk, Inc	5,710
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
12,246	*	SPS Commerce, Inc	$899
38,308	*,e	Square, Inc	447
113,138		SS&C Technologies Holdings, Inc	3,637
11,844	*,e	Stamps.com, Inc	1,119
29,262	*	Sykes Enterprises, Inc	823
456,048		Symantec Corp	11,447
30,290	*	Synchronoss Technologies, Inc	1,247
107,461	*	Synopsys, Inc	6,378
23,254	*,e	Syntel, Inc	975
40,894	*	Tableau Software, Inc	2,260
62,894	*	Take-Two Interactive Software, Inc	2,835
29,444	*	Tangoe, Inc	243
12,153	*	TechTarget, Inc	98
20,400	*	TeleNav, Inc	117
13,212		TeleTech Holdings, Inc	383
100,027	*	Teradata Corp	3,101
87,321	*	TiVo Corp	1,701
123,217		Total System Services, Inc	5,810
85,621		Travelport Worldwide Ltd	1,287
36,314	*,e	TrueCar, Inc	343
16,240	*,e	TubeMogul, Inc	152
8,500	*	Twilio, Inc	547
470,865	*,e	Twitter, Inc	10,853
24,473	*	Tyler Technologies, Inc	4,191
20,396	*	Ultimate Software Group, Inc	4,169
38,674	*,e	Unisys Corp	377
114,898	*	Vantiv, Inc	6,465
7,614	*	Varonis Systems, Inc	229
21,489	*	Vasco Data Security International	378
45,384	*	Verint Systems, Inc	1,708
70,442	*,e	VeriSign, Inc	5,511
32,131	*,e	VirnetX Holding Corp	98
21,946	*	Virtusa Corp	542
1,412,017		Visa, Inc (Class A)	116,774
60,583	*,e	VMware, Inc (Class A)	4,444
27,576	*,e	WebMD Health Corp (Class A)	1,371
32,723	*	Website Pros, Inc	565
368,084		Western Union Co	7,664
28,569	*	WEX, Inc	3,088
86,519	*	Workday, Inc	7,933
16,351	*	Workiva, Inc	296
16,652	*	Xactly Corp	245
750,019		Xerox Corp	7,598
19,259	*	XO Group, Inc	372
645,675	*	Yahoo!, Inc	27,829
49,133	*,e	Yelp, Inc	2,049
60,059	*	Zendesk, Inc	1,844
38,071	*,e	Zillow Group, Inc	1,312
76,096	*,e	Zillow Group, Inc (Class C)	2,637
47,197	*	Zix Corp	194
565,694	*	Zynga, Inc	1,646
		TOTAL SOFTWARE & SERVICES	2,084,565
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
80,518	*,e	3D Systems Corp	$1,445
39,852		Adtran, Inc	763
16,323	*	Aerohive Networks, Inc	99
11,056	*	Agilysys, Inc	123
222,925		Amphenol Corp (Class A)	14,472
21,094	*	Anixter International, Inc	1,361
4,073,984		Apple, Inc	460,564
11,231	*,e	Applied Optoelectronics, Inc	249
28,921	*,e	Arista Networks, Inc	2,461
133,254	*	ARRIS International plc	3,775
66,366	*	Arrow Electronics, Inc	4,245
24,161	*	Avid Technology, Inc	192
92,405		Avnet, Inc	3,794
34,410		AVX Corp	475
20,748		Badger Meter, Inc	695
7,316		Bel Fuse, Inc (Class B)	177
30,967		Belden CDT, Inc	2,136
39,122	*	Benchmark Electronics, Inc	976
12,526		Black Box Corp	174
345,833		Brocade Communications Systems, Inc	3,192
26,799	*	CalAmp Corp	374
28,887	*	Calix, Inc	212
120,330		CDW Corp	5,503
101,053	*	Ciena Corp	2,203
3,728,835		Cisco Systems, Inc	118,279
8,964	*	Clearfield, Inc	169
60,271		Cognex Corp	3,186
17,685	*	Coherent, Inc	1,955
94,899	*	CommScope Holding Co, Inc	2,857
11,551		Comtech Telecommunications Corp	148
15,682	*	Control4 Corp	193
800,051		Corning, Inc	18,921
16,854		CPI Card Group, Inc	102
29,620	*	Cray, Inc	697
23,637		CTS Corp	440
27,847		Daktronics, Inc	266
47,853		Diebold, Inc	1,186
18,652	*	Digi International, Inc	213
36,841		Dolby Laboratories, Inc (Class A)	2,000
13,244		DTS, Inc	563
13,533	*,e	Eastman Kodak Co	203
32,770	*	EchoStar Corp (Class A)	1,436
21,493		Electro Scientific Industries, Inc	121
35,264	*	Electronics for Imaging, Inc	1,725
18,982		EMCORE Corp	108
4,639	*	ePlus, Inc	438
79,396	*	Extreme Networks, Inc	357
49,815	*	F5 Networks, Inc	6,209
26,560	*	Fabrinet	1,184
12,851	*	FARO Technologies, Inc	462
76,718	*	Finisar Corp	2,286
94,067	*,e	Fitbit, Inc	1,396
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
104,125		Flir Systems, Inc	$3,272
67,185	*,e	Harmonic, Inc	398
91,398		Harris Corp	8,373
1,267,674		Hewlett Packard Enterprise Co	28,840
1,269,771		HP, Inc	19,720
43,712	*	II-VI, Inc	1,064
21,661	*,e	Immersion Corp	177
103,799	*	Infinera Corp	937
107,218		Ingram Micro, Inc (Class A)	3,823
26,955	*	Insight Enterprises, Inc	877
26,730		InterDigital, Inc	2,117
57,029	*	InvenSense, Inc	423
25,418	*	IPG Photonics Corp	2,093
28,730	*	Itron, Inc	1,602
47,261	*	Ixia	591
143,551		Jabil Circuit, Inc	3,132
291,880		Juniper Networks, Inc	7,023
125,388	*	Keysight Technologies, Inc	3,974
21,162	*	Kimball Electronics, Inc	293
64,648	*,e	Knowles Corp	908
10,929	*	KVH Industries, Inc	96
45,344		Lexmark International, Inc (Class A)	1,812
16,323		Littelfuse, Inc	2,103
37,299	*	Lumentum Holdings, Inc	1,558
24,482	*,e	Maxwell Technologies, Inc	126
1,988		Mesa Laboratories, Inc	227
26,896		Methode Electronics, Inc	941
126,381		Motorola, Inc	9,640
11,234		MTS Systems Corp	517
76,834		National Instruments Corp	2,182
91,730	*	NCR Corp	2,953
215,405		NetApp, Inc	7,716
23,887	*	Netgear, Inc	1,445
70,523	*	Netscout Systems, Inc	2,063
45,808	*,e	Nimble Storage, Inc	405
25,552	*	Novanta, Inc	443
72,862	*	Oclaro, Inc	623
14,702	*	OSI Systems, Inc	961
64,548	*	Palo Alto Networks, Inc	10,284
16,460		Park Electrochemical Corp	286
8,216		PC Connection, Inc	217
24,496		Plantronics, Inc	1,273
25,402	*	Plexus Corp	1,188
44,500	*,e	Pure Storage, Inc	603
26,581	*	Radisys Corp	142
21,664	*	Rofin-Sinar Technologies, Inc	697
13,791	*	Rogers Corp	842
44,266	*	Sanmina Corp	1,260
21,738	*	Scansource, Inc	793
49,410	*	ShoreTel, Inc	395
3,876		Silicom Ltd	161
25,143	*	Silicon Graphics International Corp	194
37,508	*	Sonus Networks, Inc	292
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
37,383	*,e	Stratasys Ltd	$901
27,221	*	Super Micro Computer, Inc	636
27,223	*	Synaptics, Inc	1,595
21,522		SYNNEX Corp	2,456
9,938		Systemax, Inc	79
25,846	*	Tech Data Corp	2,189
187,156	*	Trimble Navigation Ltd	5,345
53,380	*	TTM Technologies, Inc	611
19,221	*,e	Ubiquiti Networks, Inc	1,028
30,627	*,e	Universal Display Corp	1,700
28,420	*,e	USA Technologies, Inc	159
84,224	*	VeriFone Systems, Inc	1,326
32,775	*,e	Viasat, Inc	2,447
173,185	*	Viavi Solutions, Inc	1,280
100,754		Vishay Intertechnology, Inc	1,420
9,508	*	Vishay Precision Group, Inc	152
204,780		Western Digital Corp	11,974
38,312	*	Zebra Technologies Corp (Class A)	2,667
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	858,800

TELECOMMUNICATION SERVICES - 2.4%
66,124	*	8x8, Inc	1,020
4,572,081		AT&T, Inc	185,672
7,918		ATN International, Inc	515
27,406	*	Boingo Wireless, Inc	282
399,481		CenturyTel, Inc	10,958
149,815	*	Cincinnati Bell, Inc	611
34,230		Cogent Communications Group, Inc	1,260
38,388		Consolidated Communications Holdings, Inc	969
16,551	*	Fairpoint Communications, Inc	249
861,250	e	Frontier Communications Corp	3,583
24,304	*	General Communication, Inc (Class A)	334
280,242	*,e	Globalstar, Inc	339
7,568	*	Hawaiian Telcom Holdco, Inc	170
10,513		IDT Corp (Class B)	181
25,073		Inteliquent, Inc	405
60,764	*,e	Iridium Communications, Inc	493
217,035	*	Level 3 Communications, Inc	10,066
16,622	*	Lumos Networks Corp	233
28,412	*,e	NII Holdings, Inc	95
44,329	*	Orbcomm, Inc	454
9,439	*	pdvWireless, Inc	216
95,804	*	SBA Communications Corp (Class A)	10,745
36,302		Shenandoah Telecom Co	988
17,224		Spok Holdings, Inc	307
563,564	*,e	Sprint Corp	3,736
6,721	*,e	Straight Path Communications, Inc	172
70,982		Telephone & Data Systems, Inc	1,929
212,044	*	T-Mobile US, Inc	9,907
9,529	*	US Cellular Corp	346
3,038,873		Verizon Communications, Inc	157,961
137,981	*	Vonage Holdings Corp	912
71,392	e	Windstream Holdings, Inc	718
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
111,019	*	Zayo Group Holdings, Inc	$3,298
		TOTAL TELECOMMUNICATION SERVICES	409,124

TRANSPORTATION - 2.1%
40,179	*	Air Transport Services Group, Inc	577
88,863		Alaska Air Group, Inc	5,852
9,487		Allegiant Travel Co	1,253
4,641		Amerco, Inc	1,505
392,244		American Airlines Group, Inc	14,360
19,331		Arkansas Best Corp	368
18,341	*	Atlas Air Worldwide Holdings, Inc	785
62,902	*	Avis Budget Group, Inc	2,152
20,049		Celadon Group, Inc	175
105,693		CH Robinson Worldwide, Inc	7,447
24,453		Copa Holdings S.A. (Class A)	2,150
8,672	*	Covenant Transportation Group, Inc	168
710,093		CSX Corp	21,658
570,622		Delta Air Lines, Inc	22,460
21,969	*	Echo Global Logistics, Inc	507
134,751		Expeditors International of Washington, Inc	6,942
185,697		FedEx Corp	32,438
22,919		Forward Air Corp	991
41,033	*	Genesee & Wyoming, Inc (Class A)	2,829
35,630	*	Hawaiian Holdings, Inc	1,732
36,950		Heartland Express, Inc	698
53,667	*	Hertz Global Holdings, Inc	2,155
24,562	*	Hub Group, Inc (Class A)	1,001
65,830		J.B. Hunt Transport Services, Inc	5,341
230,681	*	JetBlue Airways Corp	3,977
80,060		Kansas City Southern Industries, Inc	7,471
39,101	*	Kirby Corp	2,431
49,465		Knight Transportation, Inc	1,419
31,224		Landstar System, Inc	2,126
55,340		Macquarie Infrastructure Co LLC	4,606
17,739		Marten Transport Ltd	373
32,238		Matson, Inc	1,286
219,669		Norfolk Southern Corp	21,321
50,044	*	Old Dominion Freight Line	3,434
2,470	*	PAM Transportation Services, Inc	49
6,136		Park-Ohio Holdings Corp	224
29,335	*	Radiant Logistics, Inc	83
20,933	*	Roadrunner Transportation Services Holdings, Inc	167
39,438		Ryder System, Inc	2,601
18,094	*	Saia, Inc	542
37,279		Skywest, Inc	985
475,324		Southwest Airlines Co	18,485
53,061	*	Spirit Airlines, Inc	2,257
63,781	*,e	Swift Transportation Co, Inc	1,369
630,233		Union Pacific Corp	61,466
249,328	*	United Continental Holdings, Inc	13,082
510,697		United Parcel Service, Inc (Class B)	55,850
6,297		Universal Truckload Services, Inc	84
7,128	*	USA Truck, Inc	73
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
14,213	*,e	Virgin America, Inc	$761
32,839		Werner Enterprises, Inc	764
44,920	*	Wesco Aircraft Holdings, Inc	603
67,462	*,e	XPO Logistics, Inc	2,474
23,809	*,e	YRC Worldwide, Inc	293
		TOTAL TRANSPORTATION	346,200

UTILITIES - 3.3%
502,237		AES Corp	6,454
36,666		Allete, Inc	2,186
168,853		Alliant Energy Corp	6,469
179,688		Ameren Corp	8,837
366,238		American Electric Power Co, Inc	23,516
29,456		American States Water Co	1,180
132,288		American Water Works Co, Inc	9,900
132,006		Aqua America, Inc	4,024
4,909		Artesian Resources Corp	140
92,825		Atlantic Power Corp	229
43,641	e	Atlantica Yield plc	830
73,233		Atmos Energy Corp	5,454
41,780		Avangrid, Inc	1,746
45,672		Avista Corp	1,909
38,044	e	Black Hills Corp	2,329
35,650		California Water Service Group	1,144
276,377	*	Calpine Corp	3,493
320,765		Centerpoint Energy, Inc	7,451
10,716		Chesapeake Utilities Corp	654
203,302		CMS Energy Corp	8,541
8,405		Connecticut Water Service, Inc	418
226,566		Consolidated Edison, Inc	17,060
10,961		Consolidated Water Co, Inc	127
4,925	e	Delta Natural Gas Co, Inc	118
456,632		Dominion Resources, Inc	33,914
133,148		DTE Energy Co	12,472
512,628		Duke Energy Corp	41,031
85,842	*	Dynegy, Inc	1,064
239,987		Edison International	17,339
30,616		El Paso Electric Co	1,432
33,239		Empire District Electric Co	1,135
132,825		Entergy Corp	10,192
236,089		Eversource Energy	12,791
658,932		Exelon Corp	21,936
316,004		FirstEnergy Corp	10,453
9,378	e	Genie Energy Ltd	55
6,410	e	Global Water Resources, Inc	51
114,306		Great Plains Energy, Inc	3,119
79,361		Hawaiian Electric Industries, Inc	2,369
37,236		Idacorp, Inc	2,915
114,807		ITC Holdings Corp	5,336
144,429		MDU Resources Group, Inc	3,674
26,250		MGE Energy, Inc	1,483
11,759		Middlesex Water Co	414
62,456		National Fuel Gas Co	3,377
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
63,442		New Jersey Resources Corp	$2,085
342,856		NextEra Energy, Inc	41,938
234,601		NiSource, Inc	5,656
22,143		Northwest Natural Gas Co	1,331
35,802		NorthWestern Corp	2,060
234,043		NRG Energy, Inc	2,624
21,934		NRG Yield, Inc (Class A)	358
47,061	e	NRG Yield, Inc (Class C)	798
147,340		OGE Energy Corp	4,659
38,369		ONE Gas, Inc	2,373
28,629		Ormat Technologies, Inc	1,386
27,545		Otter Tail Corp	953
42,747	e	Pattern Energy Group, Inc	961
369,391		PG&E Corp	22,596
57,462		Piedmont Natural Gas Co, Inc	3,450
81,970		Pinnacle West Capital Corp	6,229
58,763		PNM Resources, Inc	1,923
65,858		Portland General Electric Co	2,805
504,387		PPL Corp	17,437
376,219		Public Service Enterprise Group, Inc	15,752
96,341		SCANA Corp	6,972
185,179		Sempra Energy	19,849
12,005		SJW Corp	524
49,250		South Jersey Industries, Inc	1,455
699,529		Southern Co	35,886
34,400		Southwest Gas Corp	2,403
3,772	e	Spark Energy, Inc	110
32,340		Spire, Inc	2,061
62,722	*,e	Talen Energy Corp	869
65,781		TerraForm Global, Inc	270
63,597	e	TerraForm Power, Inc	885
128,103		UGI Corp	5,795
10,272		Unitil Corp	401
61,078		Vectren Corp	3,066
15,334	*,e	Vivint Solar, Inc	48
233,695		WEC Energy Group, Inc	13,994
105,075		Westar Energy, Inc	5,963
36,819		WGL Holdings, Inc	2,309
378,136		Xcel Energy, Inc	15,557
9,006		York Water Co	267
		TOTAL UTILITIES	556,819
		TOTAL COMMON STOCKS	16,854,427
		(Cost $9,119,259)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
1,387	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	m	Forest Laboratories, Inc CVR	10
4,045	m	Omthera Pharmaceuticals, Inc	2
28,951	m	Trius Therapeutics, Inc	4
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	16
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

					VALUE
SHARES		COMPANY			(000)
SOFTWARE & SERVICES - 0.0%
19,206	m	Gerber Scientific, Inc			$0
		TOTAL SOFTWARE & SERVICES			0

TELECOMMUNICATION SERVICES - 0.0%
46,753	m	Leap Wireless International, Inc			118
		TOTAL TELECOMMUNICATION SERVICES			118

		TOTAL RIGHTS / WARRANTS			134
		(Cost $119)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 3.4%
GOVERNMENT AGENCY DEBT - 0.0%
$5,000,000		Federal Home Loan Bank (FHLB)	0.100%	10/03/16	5,000
		TOTAL GOVERNMENT AGENCY DEBT			5,000

TREASURY DEBT - 0.4%
28,000,000	d	United States Treasury Bill	0.245	11/03/16	27,995
21,300,000	d	United States Treasury Bill	0.305	02/09/17	21,274
		TOTAL TREASURY DEBT			49,269

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.0%
512,006,980	c	State Street Navigator Securities Lending Government Money Market Portfolio			512,007
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			512,007

		TOTAL SHORT-TERM INVESTMENTS			566,276
		(Cost $566,277)
		TOTAL INVESTMENTS - 102.9%			17,420,837
		(Cost $9,685,655)
		OTHER ASSETS & LIABILITIES, NET - (2.9)%			(489,430)
		NET ASSETS - 100.0%			$16,931,407

Abbreviation(s)
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $503,535,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
308

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.6%

CAPITAL GOODS - 0.0%
$995,195	i	TransDigm, Inc	3.750%	05/14/22	$996
		TOTAL CAPITAL GOODS			996

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,000,000	i	B/E Aerospace Inc	3.850	12/16/21	1,010
1,989,848	i	ServiceMaster Co LLC	4.250	07/01/21	2,007
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,017

CONSUMER DURABLES & APPAREL - 0.0%
1,182,000	i	Hanesbrands, Inc	3.250	04/29/22	1,188
		TOTAL CONSUMER DURABLES & APPAREL			1,188

CONSUMER SERVICES - 0.1%
2,000,000	i	Boyd Gaming Corp	4.000	08/14/20	2,011
825,000	i	Boyd Gaming Corp	3.531	09/15/23	831
338,388	i	Hilton Worldwide	3.500	10/26/20	340
3,459,249	i	Hilton Worldwide Finance LLC	3.097	10/25/23	3,478
723,188	i	KFC Holding Co	3.281	06/16/23	728
		TOTAL CONSUMER SERVICES			7,388

DIVERSIFIED FINANCIALS - 0.0%
1,902,539	i	TransUnion LLC	3.588	04/09/21	1,907
		TOTAL DIVERSIFIED FINANCIALS			1,907

ENERGY - 0.0%
1,720,000	i	California Resources Corp	11.375	12/31/21	1,805
83,270	i	Granite Acquisition, Inc	5.000	12/19/21	82
1,859,375	i	Granite Acquisition, Inc	5.000	12/19/21	1,836
		TOTAL ENERGY			3,723

FOOD & STAPLES RETAILING - 0.0%
3,463,746	i	Albertsons LLC	4.500	08/22/21	3,489
209,524	i	Albertsons LLC	4.750	06/22/23	211
158,544	i	Dollar Tree, Inc	3.063	07/06/22	159
		TOTAL FOOD & STAPLES RETAILING			3,859

FOOD, BEVERAGE & TOBACCO - 0.0%
2,000,000	i	B&G Foods, Inc	3.839	11/02/22	2,012
		TOTAL FOOD, BEVERAGE & TOBACCO			2,012

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
3,539,757	i	Capsugel Holdings US, Inc	4.000	07/31/21	3,557
300,859	i	CHS/Community Health Systems	4.000	01/27/21	295
1,661,750	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,669
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,521
309

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
MATERIALS - 0.1%
$2,000,000	i	American Builders & Contractors Supply Co, Inc	3.500%	09/23/23	$2,005
2,374,671	i	Berry Plastics Group, Inc	3.750	10/01/22	2,381
3,080,400	i	Minerals Technologies, Inc	3.750	05/10/21	3,096
1,437,457	i	PolyOne Corp	3.500	11/12/22	1,450
1,500,000	i	Versum Materials, Inc	3.250	09/20/23	1,506
		TOTAL MATERIALS			10,438

MEDIA - 0.1%
4,312,500	i	CBS Outdoor Americas Capital LLC	3.000	02/01/21	4,325
4,346,048	i	EMI Music	4.000	08/19/22	4,358
1,496,250	i	Neptune Finco Corp	5.000	10/09/22	1,498
1,250,000	i	Nexstar Broadcasting, Inc	3.000	10/31/23	1,256
3,029,946	i	Virgin Media Investment Holdings Ltd	3.649	06/30/23	3,042
		TOTAL MEDIA			14,479

REAL ESTATE - 0.1%
3,950,000	i	DTZ US Borrower LLC	4.250	11/04/21	3,951
1,666,625	i	MGM Growth Properties LLC	4.000	04/25/23	1,681
		TOTAL REAL ESTATE			5,632

RETAILING - 0.0%
1,984,536	i	Avis Budget Car Rental LLC	3.340	03/15/22	1,997
839,375	i	PetSmart, Inc	4.250	03/11/22	840
		TOTAL RETAILING			2,837

SOFTWARE & SERVICES - 0.1%
2,535,171	i	CSRA, Inc	3.750	11/28/22	2,552
4,887,218	i	IMS Health, Inc	3.500	03/17/21	4,898
191,149	i	SS&C Technologies Holdings Europe SARL	4.002	07/08/22	192
1,538,173	i	SS&C Technologies Holdings, Inc	4.002	07/08/22	1,549
		TOTAL SOFTWARE & SERVICES			9,191

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
4,048,316	i	Avago Technologies Cayman Finance Ltd	3.524	02/01/23	4,094
1,212,750	i	CommScope, Inc	3.750	12/29/22	1,223
4,691,184	i	NXP BV	3.250	01/10/20	4,704
213,280	i	NXP BV	3.405	12/07/20	214
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,235

TELECOMMUNICATION SERVICES - 0.0%
994,987	i	T-Mobile USA, Inc	3.500	11/09/22	1,002
		TOTAL TELECOMMUNICATION SERVICES			1,002

		TOTAL BANK LOAN OBLIGATIONS			83,425
		(Cost $82,761)

BONDS - 97.5%

CORPORATE BONDS - 35.7%

AUTOMOBILES & COMPONENTS - 0.5%
310

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$590,000	g	Adient Global Holdings Ltd	4.875%	08/15/26	$590
	960,000	g	Allison Transmission, Inc	5.000	10/01/24	982
	9,650,000	g	BMW US Capital LLC	2.000	04/11/21	9,759
	5,750,000	g	BMW US Capital LLC	2.800	04/11/26	5,877
EUR	1,250,000		Daimler AG.	0.875	01/12/21	1,453
	$4,050,000		Delphi Automotive plc	3.150	11/19/20	4,194
	3,175,000		Delphi Automotive plc	4.400	10/01/46	3,236
	470,000	g	Gates Global LLC	6.000	07/15/22	446
	6,950,000		General Motors Co	6.600	04/01/36	8,377
	4,975,000		General Motors Co	6.750	04/01/46	6,251
	1,775,000	g	Hyundai Capital America	2.000	07/01/19	1,785
	400,000	g	Hyundai Capital America	1.750	09/27/19	398
	5,425,000	g	Hyundai Capital America	2.600	03/19/20	5,532
	3,000,000	g	Hyundai Capital America	2.750	09/27/26	2,965
	200,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	202
	200,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	202
	8,675,000		Magna International, Inc	3.625	06/15/24	9,124
	1,250,000	g	Schaeffler Finance BV	4.750	05/15/21	1,294
	1,000,000		Tenneco, Inc	5.000	07/15/26	1,014
	175,000	g	ZF North America Capital, Inc	4.500	04/29/22	185
	350,000	g	ZF North America Capital, Inc	4.750	04/29/25	367
			TOTAL AUTOMOBILES & COMPONENTS			64,233

BANKS - 5.4%
	6,950,000	g	ANZ New Zealand Int’l Ltd	2.125	07/28/21	6,960
	2,300,000	g	Banco de Bogota S.A.	6.250	05/12/26	2,429
	3,000,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	3,105
	3,325,000	g,i	Banco Nacional de Comercio Exterior SNC	3.800	08/11/26	3,228
	2,700,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	2,815
	2,000,000		Bancolombia S.A.	5.950	06/03/21	2,207
	5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	5,253
	18,550,000		Bank of America Corp	5.300	03/15/17	18,874
	8,525,000		Bank of America Corp	6.000	09/01/17	8,864
	10,200,000		Bank of America Corp	3.875	08/01/25	10,903
	200,000		Bank of America Corp	4.250	10/22/26	212
	6,075,000		Bank of America Corp	4.750	04/21/45	6,511
	25,000,000		Bank of Nova Scotia	2.125	09/11/19	25,464
	5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	5,873
	5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	5,518
	7,100,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	7,417
	6,700,000		Barclays plc	3.650	03/16/25	6,611
	500,000		Barclays plc	5.200	05/12/26	515
	4,625,000	g	BNP Paribas S.A.	4.375	05/12/26	4,781
	3,200,000		Branch Banking & Trust Co	2.300	10/15/18	3,254
	11,850,000		Capital One Bank USA NA	2.950	07/23/21	12,197
	4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,624
	8,425,000		Citigroup, Inc	1.300	11/15/16	8,427
	11,875,000		Citigroup, Inc	3.400	05/01/26	12,277
	33,500,000		Citigroup, Inc	4.125	07/25/28	34,194
	250,000		Citigroup, Inc	4.650	07/30/45	282
	10,000,000	i	Citigroup, Inc	5.350	12/30/49	9,900
	2,775,000		Citizens Bank NA	2.550	05/13/21	2,825
	2,350,000		Citizens Financial Group, Inc	2.375	07/28/21	2,358
	6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,207
311

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$5,275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	08/04/45	$5,937
	13,700,000		Cooperatieve Rabobank UA	2.500	01/19/21	14,050
	17,725,000		Cooperatieve Rabobank UA	3.750	07/21/26	17,765
	4,825,000	g	Credit Agricole S.A.	2.500	04/15/19	4,918
	5,500,000	g	Credit Agricole S.A.	2.375	07/01/21	5,572
EUR	1,200,000		Credit Agricole S.A.	0.875	01/19/22	1,397
	$3,800,000	g	DBS Group Holdings Ltd	2.246	07/16/19	3,851
EUR	1,200,000		Deutsche Bank AG.	1.250	09/08/21	1,321
	$3,125,000		Discover Bank	3.100	06/04/20	3,215
	4,875,000		Discover Bank	3.200	08/09/21	5,030
EUR	1,000,000		FCE Bank plc	1.134	02/10/22	1,154
	$2,500,000	g	GTH Finance BV	7.250	04/26/23	2,712
	7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,879
	10,425,000		HSBC Holdings plc	2.950	05/25/21	10,574
	11,125,000		HSBC Holdings plc	2.650	01/05/22	11,088
	250,000		HSBC Holdings plc	4.250	08/18/25	257
	12,825,000		HSBC Holdings plc	3.900	05/25/26	13,328
	5,000,000		HSBC USA, Inc	1.625	01/16/18	5,003
EUR	1,000,000		Intesa Sanpaolo S.p.A	5.150	07/16/20	1,253
	250,000		Intesa Sanpaolo S.p.A	3.500	01/17/22	318
	$400,000	g	Itau Unibanco Holding S.A.	5.125	05/13/23	402
	12,925,000		JPMorgan Chase & Co	2.750	06/23/20	13,301
	16,725,000		JPMorgan Chase & Co	2.295	08/15/21	16,762
	4,850,000		JPMorgan Chase & Co	2.700	05/18/23	4,902
	20,400,000		JPMorgan Chase & Co	3.200	06/15/26	20,950
	21,275,000		JPMorgan Chase & Co	2.950	10/01/26	21,349
	200,000		JPMorgan Chase & Co	4.950	06/01/45	225
	3,750,000	i	JPMorgan Chase & Co	5.150	12/30/49	3,769
	2,700,000		KeyBank NA	2.500	12/15/19	2,769
	250,000		Lloyds Bank plc	3.500	05/14/25	264
	3,325,000		Lloyds Banking Group plc	3.100	07/06/21	3,397
	4,475,000	g	Macquarie Bank Ltd	2.600	06/24/19	4,555
	9,950,000		Manufacturers & Traders Trust Co	2.100	02/06/20	10,042
	5,925,000		Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	6,430
AUD	500,000		National Australia Bank Ltd	5.000	03/11/24	439
	$13,600,000		National Australia Bank Ltd	2.500	07/12/26	13,370
	1,700,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,775
	2,325,000	g	PKO Finance AB	4.630	09/26/22	2,510
	10,400,000		PNC Bank NA	2.200	01/28/19	10,566
	11,475,000		PNC Bank NA	2.250	07/02/19	11,695
	17,000,000		PNC Bank NA	2.600	07/21/20	17,539
	10,950,000		PNC Bank NA	2.700	11/01/22	11,131
	17,395,000		PNC Bank NA	2.950	01/30/23	17,916
	6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,435
	4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	5,935
	12,000,000		Royal Bank of Canada	1.200	09/19/17	11,995
	40,000,000		Royal Bank of Canada	1.875	02/05/20	40,424
	300,000	i	Royal Bank of Scotland Group plc	8.625	12/30/49	295
EUR	1,200,000		Santander International Debt SAU	1.375	12/14/22	1,417
	$1,300,000	g	Shinhan Bank	3.875	03/24/26	1,376
	15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	15,004
	13,100,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	13,473
SEK	19,000,000		Skandinaviska Enskilda Banken AB	1.500	12/15/21	2,344
EUR	1,000,000		Societe Generale S.A.	0.750	02/19/21	1,156
312

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$3,800,000		Sumitomo Mitsui Banking Corp	2.500%	07/19/18	$3,853
	6,650,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	6,776
	4,025,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	4,346
	13,600,000		Sumitomo Mitsui Financial Group, Inc	2.632	07/14/26	13,434
	6,850,000		SunTrust Banks, Inc	2.900	03/03/21	7,129
	5,700,000		SunTrust Banks, Inc	2.750	05/01/23	5,782
	5,000,000		Toronto-Dominion Bank	1.450	09/06/18	5,001
	13,700,000		Toronto-Dominion Bank	2.500	12/14/20	14,089
	2,350,000	i	Toronto-Dominion Bank	3.625	09/15/31	2,359
	2,800,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	2,736
	2,350,000	g	Turkiye Is Bankasi	3.750	10/10/18	2,321
	2,775,000	g	Turkiye Is Bankasi	5.500	04/21/19	2,826
	7,100,000		Union Bank NA	2.125	06/16/17	7,151
	5,700,000		UnionBanCal Corp	3.500	06/18/22	6,046
	17,650,000		US Bank NA	2.800	01/27/25	18,235
	10,000,000	g	Westpac Banking Corp	1.850	11/26/18	10,096
	8,600,000		Westpac Banking Corp	2.000	08/19/21	8,595
AUD	600,000		Westpac Banking Corp	5.250	11/21/23	544
	$11,475,000		Westpac Banking Corp	2.700	08/19/26	11,425
			TOTAL BANKS			770,363

CAPITAL GOODS - 0.8%
EUR	1,000,000		Bayer AG.	1.875	01/25/21	1,206
	$2,075,000		Eaton Corp	4.000	11/02/32	2,227
	250,000		Eaton Corp	4.150	11/02/42	268
	4,000,000		Embraer Netherlands Finance BV	5.050	06/15/25	4,020
	11,475,000		General Dynamics Corp	2.125	08/15/26	11,298
	1,500,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,518
	1,300,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	1,365
EUR	1,000,000		Illinois Tool Works, Inc	1.250	05/22/23	1,190
	$4,250,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	4,507
	1,425,000	g	LafargeHolcim Finance US LLC	3.500	09/22/26	1,449
	8,350,000		Lockheed Martin Corp	2.500	11/23/20	8,620
	5,200,000		Lockheed Martin Corp	3.550	01/15/26	5,622
	200,000		Lockheed Martin Corp	4.700	05/15/46	238
	9,800,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	9,887
	8,250,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	8,426
	1,262,805	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	234
	1,711,000	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	317
	4,925,000		Rockwell Automation, Inc	2.050	03/01/20	4,987
	11,300,000	g	Siemens Financieringsmaatschappij NV	1.700	09/15/21	11,215
	11,300,000	g	Siemens Financieringsmaatschappij NV	2.350	10/15/26	11,168
	5,725,000	g	Siemens Financieringsmaatschappij NV	3.300	09/15/46	5,595
	2,200,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	2,205
	2,075,000		Textron, Inc	3.875	03/01/25	2,187
	12,950,000		Timken Co	3.875	09/01/24	13,058
	5,200,000	g	TSMC Global Ltd	1.625	04/03/18	5,208
			TOTAL CAPITAL GOODS			118,015

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
	2,105,000		21st Century Fox America, Inc	7.625	11/30/28	2,909
	1,578,000		21st Century Fox America, Inc	6.550	03/15/33	2,025
	7,375,000		21st Century Fox America, Inc	6.900	08/15/39	9,923
	1,250,000		AECOM	5.750	10/15/22	1,313
313

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$4,875,000		AECOM	5.875%	10/15/24	$5,192
	7,175,000		Air Lease Corp	3.875	04/01/21	7,587
	27,200,000	g	Daimler Finance North America LLC	2.000	07/06/21	27,247
	7,950,000	g	Daimler Finance North America LLC	3.300	05/19/25	8,392
	12,550,000		Equifax, Inc	3.250	06/01/26	12,939
	2,825,000		Quest Diagnostics, Inc	3.450	06/01/26	2,945
	10,290,000		Republic Services, Inc	3.800	05/15/18	10,689
	5,375,000		Republic Services, Inc	3.550	06/01/22	5,776
	6,625,000		Republic Services, Inc	3.200	03/15/25	6,938
	2,125,000		Republic Services, Inc	2.900	07/01/26	2,156
	2,000,000		United Rentals North America, Inc	4.625	07/15/23	2,050
	9,250,000		Visa, Inc	3.150	12/14/25	9,777
	15,050,000		Waste Management, Inc	2.900	09/15/22	15,796
	6,725,000		Waste Management, Inc	2.400	05/15/23	6,807
	2,000,000		Waste Management, Inc	3.900	03/01/35	2,137
	2,225,000		Waste Management, Inc	4.100	03/01/45	2,445
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			145,043

CONSUMER DURABLES & APPAREL - 0.3%
	3,250,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	3,444
	3,000,000		Lennar Corp	4.500	11/15/19	3,161
	3,000,000		Lennar Corp	4.750	04/01/21	3,195
	3,850,000		Newell Rubbermaid, Inc	3.150	04/01/21	4,012
	2,875,000		Newell Rubbermaid, Inc	3.900	11/01/25	3,040
	6,175,000		Newell Rubbermaid, Inc	4.200	04/01/26	6,729
	500,000		PulteGroup, Inc	4.250	03/01/21	525
	1,000,000		PulteGroup, Inc	5.500	03/01/26	1,050
	6,900,000		PVH Corp	4.500	12/15/22	7,193
EUR	1,250,000		Whirlpool Corp	0.625	03/12/20	1,426
	$2,625,000		Whirlpool Corp	3.700	03/01/23	2,798
			TOTAL CONSUMER DURABLES & APPAREL			36,573

CONSUMER SERVICES - 1.1%
	1,425,000		ADT Corp	6.250	10/15/21	1,550
	1,390,000		ADT Corp	3.500	07/15/22	1,338
	11,000,000		Amherst College	4.100	11/01/45	12,451
	2,000,000	g	Aramark Services, Inc	4.750	06/01/26	2,010
	16,000,000		George Washington University	3.545	09/15/46	15,757
	1,000,000	g	Hilton Domestic Operating Co, Inc	4.250	09/01/24	1,020
	1,840,000	g	International Game Technology	5.625	02/15/20	1,953
	1,610,000	g	International Game Technology	6.250	02/15/22	1,714
	1,610,000	g	International Game Technology	6.500	02/15/25	1,735
	5,000,000		Johns Hopkins University	4.083	07/01/53	5,654
	8,000,000		President and Fellows of Harvard College	3.529	10/01/31	8,673
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	15,759
	11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	12,614
	5,575,000	g	SABMiller Holdings, Inc	4.950	01/15/42	6,527
	5,000,000		Scientific Games International, Inc	6.250	09/01/20	3,850
	6,475,000		Service Corp International	5.375	05/15/24	6,863
	15,000,000		Smith College	4.620	07/01/45	17,355
	6,600,000		Trustees of Dartmouth College	3.474	06/01/46	7,039
	21,000,000		University of Chicago	4.151	10/01/45	21,284
	13,700,000		Walt Disney Co	2.300	02/12/21	14,119
			TOTAL CONSUMER SERVICES			159,265
314

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
DIVERSIFIED FINANCIALS - 4.0%
	$1,250,000		AerCap Ireland Capital Ltd	4.625%	10/30/20	$1,312
	500,000		AerCap Ireland Capital Ltd	5.000	10/01/21	534
	1,250,000		Ally Financial, Inc	3.750	11/18/19	1,270
	2,000,000		American Express Centurion Bank	6.000	09/13/17	2,086
	4,775,000		American Honda Finance Corp	2.300	09/09/26	4,767
	2,150,000	g,i	Armor Re Ltd	4.724	12/15/16	2,156
	3,800,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	3,716
	6,250,000	i	Bank of New York Mellon Corp (Step Bond)	1.969	06/20/17	6,281
	4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,532
	400,000		Bank of New York Mellon Corp	4.150	02/01/21	437
	10,500,000		Bank of New York Mellon Corp	2.500	04/15/21	10,792
	11,550,000	g	Bayer US Finance LLC	2.375	10/08/19	11,719
	8,100,000	g	Bayer US Finance LLC	3.375	10/08/24	8,368
	5,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	5,587
	2,100,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	2,116
EUR	1,000,000		BHP Billiton Finance Ltd	0.750	10/28/22	1,150
	$24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	24,657
	7,175,000		Credit Suisse	2.300	05/28/19	7,264
EUR	1,250,000		Credit Suisse Group Funding Guernsey Ltd	1.250	04/14/22	1,405
	$7,700,000	g	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	7,805
	10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	10,189
	2,075,000	g	Export-Import Bank of India	3.375	08/05/26	2,092
	6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	6,724
	3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,486
	6,600,000		Ford Motor Credit Co LLC	2.375	03/12/19	6,678
	13,600,000		Ford Motor Credit Co LLC	3.157	08/04/20	14,000
	16,975,000		Ford Motor Credit Co LLC	3.200	01/15/21	17,428
	35,825,000		Ford Motor Credit Co LLC	4.134	08/04/25	37,818
	21,983,000		GE Capital International Funding Co	3.373	11/15/25	23,801
	5,228,000		GE Capital International Funding Co	4.418	11/15/35	5,879
	1,432,000		General Electric Capital Corp	5.875	01/14/38	1,924
	108,000		General Electric Capital Corp	6.875	01/10/39	162
	4,911,000		General Motors Financial Co, Inc	3.500	07/10/19	5,059
	3,158,000		General Motors Financial Co, Inc	3.200	07/13/20	3,234
	11,725,000		General Motors Financial Co, Inc	4.200	03/01/21	12,340
	17,625,000		General Motors Financial Co, Inc	3.200	07/06/21	17,843
	3,900,000		General Motors Financial Co, Inc	4.375	09/25/21	4,166
	5,000,000		General Motors Financial Co, Inc	3.450	04/10/22	5,072
	5,400,000		General Motors Financial Co, Inc	3.700	05/09/23	5,494
	500,000		General Motors Financial Co, Inc	4.300	07/13/25	515
	5,500,000		General Motors Financial Co, Inc	5.250	03/01/26	6,023
	11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	11,188
	13,575,000		Goldman Sachs Group, Inc	3.500	01/23/25	14,047
	7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	8,653
	10,550,000		Goldman Sachs Group, Inc	5.150	05/22/45	11,532
	4,375,000		Goldman Sachs Group, Inc	4.750	10/21/45	4,922
	3,800,000	g	GrupoSura Finance S.A.	5.500	04/29/26	4,037
	1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,656
	2,750,000	g	ICICI Bank Ltd	4.700	02/21/18	2,844
	2,000,000	g	ICICI Bank Ltd	3.500	03/18/20	2,061
	400,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	418
	550,000		Intercontinental Exchange, Inc	2.750	12/01/20	571
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,400,000		International Lease Finance Corp	3.875%	04/15/18	$8,599
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,428
5,000,000		International Lease Finance Corp	5.875	08/15/22	5,544
250,000		Jefferies Group, Inc	6.450	06/08/27	283
4,900,000	g	KOC Holding AS.	5.250	03/15/23	5,013
1,625,000		Legg Mason, Inc	2.700	07/15/19	1,652
2,400,000		Legg Mason, Inc	3.950	07/15/24	2,457
2,050,000	g	LUKOIL International Finance BV	4.563	04/24/23	2,117
21,500,000		Morgan Stanley	1.875	01/05/18	21,587
24,800,000		Morgan Stanley	3.700	10/23/24	26,164
23,475,000		Morgan Stanley	3.125	07/27/26	23,709
300,000		Morgan Stanley	4.300	01/27/45	322
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	4,494
6,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	6,610
5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	5,063
3,550,000	g	NongHyup Bank	1.875	09/12/21	3,527
2,000,000	g	Reliance Holdings USA	4.500	10/19/20	2,162
100,000		State Street Corp	4.375	03/07/21	111
41,495,816		Tagua Leasing LLC	1.900	07/12/24	41,709
2,000,000	g	Three Gorges Finance I Cayman Islands Ltd	2.300	06/02/21	2,021
6,800,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	6,966
11,600,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	11,577
21,000,000		Wells Fargo & Co	2.100	07/26/21	20,930
150,000		Wells Fargo & Co	3.900	05/01/45	155
		TOTAL DIVERSIFIED FINANCIALS			566,010

ENERGY - 3.1%
2,000,000		AmeriGas Finance LLC	7.000	05/20/22	2,115
2,375,000		AmeriGas Partners LP	5.625	05/20/24	2,518
2,050,000		AmeriGas Partners LP	5.875	08/20/26	2,173
8,900,000		Anadarko Petroleum Corp	4.850	03/15/21	9,588
4,200,000		Anadarko Petroleum Corp	5.550	03/15/26	4,771
3,600,000		Apache Corp	3.250	04/15/22	3,694
2,850,000		Apache Corp	4.750	04/15/43	2,931
1,900,000		Apache Corp	4.250	01/15/44	1,850
6,650,000		Ashland, Inc	4.750	08/15/22	6,916
16,500,000		BP Capital Markets plc	1.375	05/10/18	16,497
13,300,000		BP Capital Markets plc	2.315	02/13/20	13,573
5,025,000		BP Capital Markets plc	3.119	05/04/26	5,161
690,000		California Resources Corp	5.000	01/15/20	416
1,919,000	g	California Resources Corp	8.000	12/15/22	1,276
478,000		California Resources Corp	6.000	11/15/24	228
5,520,000		Canadian Natural Resources Ltd	3.900	02/01/25	5,545
500,000		Cimarex Energy Co	5.875	05/01/22	524
8,395,000		Cimarex Energy Co	4.375	06/01/24	8,772
5,475,000		Concho Resources, Inc	5.500	04/01/23	5,646
6,875,000		Devon Energy Corp	4.750	05/15/42	6,423
3,300,000		Devon Energy Corp	5.000	06/15/45	3,218
1,750,000		Dynegy, Inc	6.750	11/01/19	1,794
1,100,000		Ecopetrol S.A.	5.875	09/18/23	1,187
1,600,000		Ecopetrol S.A.	4.125	01/16/25	1,554
3,000,000		Ecopetrol S.A.	5.375	06/26/26	3,123
450,000		El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	416
2,400,000	g	Empresa Nacional del Petroleo	3.750	08/05/26	2,430
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$3,250,000		Enbridge Energy Partners LP	5.200%	03/15/20	$3,483
	3,375,000		Enbridge Energy Partners LP	4.375	10/15/20	3,560
	6,800,000		Enbridge Energy Partners LP	5.875	10/15/25	7,822
	8,300,000		Energy Transfer Equity LP	5.500	06/01/27	8,259
	3,525,000		Enterprise Products Operating LLC	2.850	04/15/21	3,630
	10,450,000		Enterprise Products Operating LLC	3.750	02/15/25	10,836
	7,500,000		Enterprise Products Operating LLC	5.100	02/15/45	8,085
	5,150,000		EOG Resources, Inc	4.150	01/15/26	5,628
	2,250,000		Exterran Partners LP	6.000	10/01/22	2,087
	13,750,000		Exxon Mobil Corp	2.222	03/01/21	14,051
	14,325,000		Exxon Mobil Corp	3.043	03/01/26	14,998
	7,550,000		Exxon Mobil Corp	4.114	03/01/46	8,405
	2,250,000		Ferrellgas Partners LP	6.500	05/01/21	2,059
	1,750,000		Ferrellgas Partners LP	6.750	01/15/22	1,558
	400,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	07/19/22	418
	2,739,000		Husky Energy, Inc	3.950	04/15/22	2,901
	4,000,000		Husky Energy, Inc	4.000	04/15/24	4,177
	1,000,000	g	KMG Finance Sub BV	6.375	04/09/21	1,100
	1,400,000		Magellan Midstream Partners LP	4.250	09/15/46	1,393
	5,030,000		Marathon Oil Corp	2.700	06/01/20	4,930
	2,625,000		Noble Energy, Inc	5.625	05/01/21	2,735
	900,000		Noble Energy, Inc	3.900	11/15/24	918
	1,850,000		Noble Energy, Inc	5.250	11/15/43	1,884
	10,850,000		ONE Gas, Inc	2.070	02/01/19	11,012
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,774
	3,900,000		Pemex Project Funding Master Trust	6.625	06/15/35	3,970
	2,000,000	g	Pertamina Persero PT	4.875	05/03/22	2,150
	1,300,000	g	Pertamina Persero PT	4.300	05/20/23	1,361
	16,600,000		Petrobras Global Finance BV	4.875	03/17/20	16,771
	2,000,000		Petrobras Global Finance BV	8.375	05/23/21	2,191
	500,000		Petrobras International Finance Co	5.750	01/20/20	515
	3,400,000	g	Petroleos Mexicanos	5.500	02/04/19	3,585
	6,750,000	g	Petroleos Mexicanos	6.375	02/04/21	7,358
	1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,526
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	405
	$13,000,000		Petroleos Mexicanos	1.950	12/20/22	13,099
	6,955,000		Petroleos Mexicanos	2.000	12/20/22	7,019
	9,000,000		Petroleos Mexicanos	3.500	01/30/23	8,483
	1,000,000		Petroleos Mexicanos	4.250	01/15/25	973
	1,800,000	g	Petroleos Mexicanos	6.875	08/04/26	2,029
	4,500,000		Petroleos Mexicanos	6.500	06/02/41	4,376
	4,180,000		Petroleos Mexicanos	5.500	06/27/44	3,624
	1,400,000		Petroleos Mexicanos	5.625	01/23/46	1,224
	1,800,000	g	Petroleos Mexicanos	6.750	09/21/47	1,793
	614,000		Pioneer Natural Resources Co	7.500	01/15/20	710
	8,675,000		Pioneer Natural Resources Co	3.450	01/15/21	9,021
	6,850,000		Pioneer Natural Resources Co	4.450	01/15/26	7,433
	4,850,000		Plains All American Pipeline LP	4.650	10/15/25	5,042
	2,038,000		Plains All American Pipeline LP	4.900	02/15/45	1,872
	1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,306
	3,335,000	g	Range Resources Corp	5.000	08/15/22	3,318
	1,425,000		Regency Energy Partners LP	5.875	03/01/22	1,571
	250,000	g	Reliance Industries Ltd	4.125	01/28/25	260
EUR	900,000		Repsol International Finance BV	3.625	10/07/21	1,168
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$6,000,000		Shell International Finance BV	2.375%	08/21/22	$6,100
	16,250,000		Shell International Finance BV	3.250	05/11/25	17,129
EUR	750,000		Shell International Finance BV	1.875	09/15/25	950
	$11,225,000		Shell International Finance BV	4.000	05/10/46	11,514
	2,075,000		Statoil ASA	1.200	01/17/18	2,072
	5,300,000		Statoil ASA	2.450	01/17/23	5,405
	8,875,000		Statoil ASA	4.250	11/23/41	9,486
	250,000		Suncor Energy, Inc	3.600	12/01/24	262
	2,000,000		Targa Resources Partners LP	5.000	01/15/18	2,070
	600,000	g,h	Targa Resources Partners LP	5.125	02/01/25	601
	2,000,000		Tesoro Corp	5.125	04/01/24	2,060
	1,000,000		Total Capital International S.A.	1.000	01/10/17	1,000
EUR	1,000,000		Total Capital International S.A.	2.500	03/25/26	1,335
	$3,400,000		TransCanada PipeLines Ltd	5.850	03/15/36	4,156
	2,750,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	2,188
	3,250,000	g	Ultrapar International S.A.	5.250	10/06/26	3,243
	1,400,000		Vale Overseas Ltd	4.375	01/11/22	1,384
	1,500,000		Vale Overseas Ltd	6.250	08/10/26	1,567
	2,760,000		Vale Overseas Ltd	6.875	11/21/36	2,691
	350,000		WPX Energy, Inc	8.250	08/01/23	377
	2,400,000		WPX Energy, Inc	5.250	09/15/24	2,262
	400,000	g	YPF S.A.	8.500	03/23/21	446
			TOTAL ENERGY			436,493

FOOD & STAPLES RETAILING - 1.0%
	2,000,000	g	CK Hutchison International 16 Ltd	1.875	10/03/21	1,982
	5,400,000	g	CK Hutchison International 16 Ltd	2.750	10/03/26	5,321
	19,700,000		CVS Health Corp	2.800	07/20/20	20,425
	15,925,000		CVS Health Corp	2.125	06/01/21	16,088
	19,030,000		CVS Health Corp	3.875	07/20/25	20,728
	15,950,000		CVS Health Corp	2.875	06/01/26	16,197
	150,000		CVS Health Corp	5.125	07/20/45	183
	4,900,000		Ingles Markets, Inc	5.750	06/15/23	5,084
	2,275,000		SYSCO Corp	2.500	07/15/21	2,324
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,166
	$8,250,000		Walgreen Co	4.400	09/15/42	8,593
	10,750,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	11,077
	6,575,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	6,729
	11,775,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	12,659
	5,125,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	5,324
	1,475,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	1,611
			TOTAL FOOD & STAPLES RETAILING			135,491

FOOD, BEVERAGE & TOBACCO - 1.1%
	4,916,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	4,509
	13,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	14,138
	27,425,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	29,369
	10,450,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	12,533
	14,775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	15,068
EUR	1,250,000		BAT Netherlands Finance BV	2.375	01/19/23	1,585
	$3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	3,075
	2,435,000	g	Embotelladora Andina S.A.	5.000	10/01/23	2,700
EUR	1,250,000		Heineken NV	2.875	08/04/25	1,686
	$150,000		JM Smucker Co	4.375	03/15/45	166
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$200,000		Kraft Heinz Foods Co	5.200%	07/15/45	$237
	4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,517
	3,650,000		Mead Johnson Nutrition Co	3.000	11/15/20	3,802
	6,200,000		Mondelez International, Inc	4.000	02/01/24	6,788
	680,000		PepsiCo, Inc	7.900	11/01/18	771
	3,950,000		PepsiCo, Inc	2.750	04/30/25	4,109
	5,850,000		PepsiCo, Inc	2.850	02/24/26	6,134
EUR	1,000,000		PepsiCo, Inc	0.875	07/18/28	1,142
	$18,100,000		PepsiCo, Inc	4.450	04/14/46	21,414
	2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,008
	6,850,000	g	Pernod-Ricard S.A.	4.250	07/15/22	7,493
	4,525,000	g	Pernod-Ricard S.A.	3.250	06/08/26	4,599
	1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,236
			TOTAL FOOD, BEVERAGE & TOBACCO			150,079

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
	3,900,000		Becton Dickinson & Co	1.750	11/08/16	3,903
	400,000		Becton Dickinson & Co	4.685	12/15/44	457
	1,000,000		CHS/Community Health Systems	5.125	08/01/21	990
	3,800,000		Covidien International Finance S.A.	3.200	06/15/22	4,035
	9,800,000		Express Scripts Holding Co	3.900	02/15/22	10,575
	20,975,000		Express Scripts Holding Co	3.400	03/01/27	21,108
	2,060,000		HCA, Inc	6.500	02/15/20	2,281
	4,575,000		HCA, Inc	5.875	03/15/22	5,067
	2,500,000		HCA, Inc	4.500	02/15/27	2,509
	200,000		Laboratory Corp of America Holdings	3.600	02/01/25	210
	10,450,000		McKesson Corp	4.883	03/15/44	12,315
	8,450,000		Medtronic, Inc	3.500	03/15/25	9,105
	9,625,000		Medtronic, Inc	4.625	03/15/45	11,336
	5,000,000		New York and Presbyterian Hospital	3.563	08/01/36	5,265
	7,100,000		Owens & Minor, Inc	3.875	09/15/21	7,336
	4,750,000		St. Jude Medical, Inc	3.875	09/15/25	5,066
	6,700,000		Stryker Corp	2.625	03/15/21	6,907
	2,625,000		Stryker Corp	3.375	11/01/25	2,759
	2,000,000		Tenet Healthcare Corp	4.375	10/01/21	1,990
	2,700,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	2,745
	3,100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	3,249
	4,325,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	4,463
	4,000,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	3,987
	10,100,000		Zimmer Holdings, Inc	2.700	04/01/20	10,318
			TOTAL HEALTH CARE EQUIPMENT & SERVICES			137,976

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	7,175,000		Clorox Co	3.800	11/15/21	7,783
	4,900,000		Clorox Co	3.500	12/15/24	5,240
	4,525,000		Ecolab, Inc	1.450	12/08/17	4,536
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS			17,559

INSURANCE - 1.6%
	350,000		ACE INA Holdings, Inc	4.350	11/03/45	406
	150,000		Aetna, Inc	4.125	06/01/21	163
	1,925,000		Aetna, Inc	6.625	06/15/36	2,610
	9,050,000		Aetna, Inc	4.375	06/15/46	9,501
	6,200,000		Allstate Corp	3.150	06/15/23	6,574
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,200,000		Allstate Corp	4.500%	06/15/43	$7,300
2,700,000		American Financial Group, Inc	3.500	08/15/26	2,703
7,825,000		American International Group, Inc	2.300	07/16/19	7,968
11,850,000		American International Group, Inc	3.300	03/01/21	12,434
4,975,000		American International Group, Inc	3.900	04/01/26	5,266
2,825,000		Aon plc	3.875	12/15/25	3,018
100,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	113
19,230,000		Children’s Hospital Medic	4.268	05/15/44	21,789
3,750,000		Chubb Corp	6.000	05/11/37	5,106
1,390,000		Cigna Corp	5.125	06/15/20	1,543
6,900,000		Cigna Corp	4.500	03/15/21	7,569
4,900,000		Cigna Corp	3.250	04/15/25	5,055
21,975,000	g	Five Corners Funding Trust	4.419	11/15/23	23,742
500,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	558
3,050,000		MetLife, Inc	4.050	03/01/45	3,033
9,425,000	g	Metropolitan Life Global Funding I	1.950	09/15/21	9,424
2,825,000		Principal Financial Group, Inc	1.850	11/15/17	2,841
5,500,000		Progressive Corp	3.750	08/23/21	5,986
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,265
8,000,000		Prudential Financial, Inc	5.400	06/13/35	9,211
150,000		Prudential Financial, Inc	4.600	05/15/44	161
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,741
2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,473
6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	6,507
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,553
1,350,000		Travelers Cos, Inc	3.750	05/15/46	1,430
6,650,000		UnitedHealth Group, Inc	3.750	07/15/25	7,307
3,050,000		UnitedHealth Group, Inc	3.100	03/15/26	3,189
200,000		UnitedHealth Group, Inc	4.625	07/15/35	233
13,600,000		UnitedHealth Group, Inc	4.750	07/15/45	16,351
6,750,000		WellPoint, Inc	3.125	05/15/22	7,017
7,850,000		WellPoint, Inc	4.625	05/15/42	8,486
500,000		Willis Group Holdings plc	5.750	03/15/21	563
2,400,000		WR Berkley Corp	5.375	09/15/20	2,649
		TOTAL INSURANCE			227,838

MATERIALS - 1.3%
11,200,000	g	Air Liquide Finance S.A.	1.750	09/27/21	11,159
5,000,000	g	Air Liquide Finance S.A.	2.500	09/27/26	5,027
1,300,000	g	Air Liquide Finance S.A.	3.500	09/27/46	1,315
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,193
675,000		Alcoa, Inc	5.125	10/01/24	718
1,365,000		Ball Corp	5.000	03/15/22	1,476
3,034,000		Barrick Gold Corp	4.100	05/01/23	3,282
4,392,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	5,205
2,500,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	2,937
1,425,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	1,681
1,300,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	1,364
400,000	g	Cemex SAB de C.V.	6.125	05/05/25	411
1,475,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,637
3,175,000		CF Industries, Inc	7.125	05/01/20	3,656
3,550,000		Corning, Inc	1.450	11/15/17	3,548
2,275,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	2,377
4,225,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	4,208
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500%	09/16/25	$1,052
1,390,000		Crown Americas LLC	4.500	01/15/23	1,447
1,875,000	g	Crown Americas LLC	4.250	09/30/26	1,873
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,107
5,450,000		Eastman Chemical Co	3.800	03/15/25	5,772
200,000		EI du Pont de Nemours & Co	2.800	02/15/23	205
8,775,000	g	Georgia-Pacific LLC	2.539	11/15/19	8,967
5,375,000	g	Glencore Funding LLC	2.125	04/16/18	5,337
28,950,000	g	Glencore Funding LLC	2.500	01/15/19	28,881
6,450,000	g	Glencore Funding LLC	4.625	04/29/24	6,553
15,586,000		International Paper Co	4.750	02/15/22	17,361
3,200,000	g	Klabin Finance S.A.	5.250	07/16/24	3,192
3,000,000		LyondellBasell Industries NV	5.000	04/15/19	3,220
2,450,000		Newmont Mining Corp	4.875	03/15/42	2,587
6,840,000		Nucor Corp	4.000	08/01/23	7,374
2,860,000	g	Owens-Brockway Glass Container, Inc	5.375	01/15/25	2,971
3,150,000		Packaging Corp of America	3.650	09/15/24	3,280
400,000		Rio Tinto Finance USA Ltd	3.750	09/20/21	433
5,000,000		Rock Tenn Co	3.500	03/01/20	5,221
3,000,000		Rock Tenn Co	4.000	03/01/23	3,169
1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,459
4,025,000	g	St. Marys Cement, Inc Canada	5.750	01/28/27	3,969
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,740
3,200,000		Teck Resources Ltd	3.750	02/01/23	2,932
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	2,100
		TOTAL MATERIALS			179,396

MEDIA - 1.7%
6,750,000		CBS Corp	2.300	08/15/19	6,842
4,200,000		CBS Corp	2.900	01/15/27	4,098
11,150,000	g	CCO Safari II LLC	3.579	07/23/20	11,655
8,295,000	g	CCO Safari II LLC	4.464	07/23/22	8,957
22,275,000	g	Charter Communications Operating LLC	4.908	07/23/25	24,591
3,500,000		Cinemark USA, Inc	4.875	06/01/23	3,517
26,000,000		Comcast Corp	4.250	01/15/33	28,931
1,715,000	g	CSC Holdings LLC	5.500	04/15/27	1,754
2,430,000	g	Gannett Co, Inc	4.875	09/15/21	2,527
2,925,000	g	Gannett Co, Inc	5.500	09/15/24	3,020
825,000		Grupo Televisa S.A.	6.000	05/15/18	881
4,800,000		Grupo Televisa SAB	4.625	01/30/26	5,129
2,675,000		Grupo Televisa SAB	5.000	05/13/45	2,557
2,000,000		Lamar Media Corp	5.000	05/01/23	2,110
2,000,000		Lamar Media Corp	5.375	01/15/24	2,105
7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,293
7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,811
10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,782
3,735,000		Nielsen Finance LLC	4.500	10/01/20	3,824
4,650,000		Outfront Media Capital LLC	5.250	02/15/22	4,836
6,600,000		Scripps Networks Interactive, Inc	2.800	06/15/20	6,761
5,675,000		Time Warner Cable, Inc	5.875	11/15/40	6,315
4,075,000		Time Warner Cable, Inc	4.500	09/15/42	3,897
20,550,000		Time Warner, Inc	2.100	06/01/19	20,857
19,575,000		Time Warner, Inc	3.600	07/15/25	20,834
3,825,000		Time Warner, Inc	6.500	11/15/36	4,953
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,100,000		Time Warner, Inc	4.650%	06/01/44	$7,707
150,000		Time Warner, Inc	4.850	07/15/45	168
1,600,000	g	Time, Inc	5.750	04/15/22	1,572
4,000,000	g	Univision Communications, Inc	5.125	05/15/23	4,050
5,400,000		Viacom, Inc	2.500	12/15/16	5,413
3,000,000		Viacom, Inc	3.500	04/01/17	3,027
5,000,000		Viacom, Inc	2.250	02/04/22	4,976
5,075,000		Viacom, Inc	3.450	10/04/26	5,072
3,925,000		Viacom, Inc	5.850	09/01/43	4,437
675,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	690
		TOTAL MEDIA			243,949

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
2,250,000		Abbott Laboratories	5.300	05/27/40	2,729
16,950,000		AbbVie, Inc	2.500	05/14/20	17,303
15,250,000		AbbVie, Inc	3.200	05/14/26	15,448
7,125,000		Actavis Funding SCS	3.000	03/12/20	7,345
29,875,000		Actavis Funding SCS	3.800	03/15/25	31,636
9,500,000		Actavis Funding SCS	4.550	03/15/35	10,110
400,000		Actavis Funding SCS	4.750	03/15/45	439
5,200,000		Amgen, Inc	1.850	08/19/21	5,170
8,600,000		Amgen, Inc	2.600	08/19/26	8,468
7,500,000		Biogen, Inc	2.900	09/15/20	7,790
7,450,000		Celgene Corp	2.875	08/15/20	7,707
11,575,000		Celgene Corp	3.875	08/15/25	12,395
9,850,000		Gilead Sciences, Inc	3.650	03/01/26	10,608
8,675,000		Gilead Sciences, Inc	2.950	03/01/27	8,772
200,000		Gilead Sciences, Inc	4.750	03/01/46	223
6,650,000		Johnson & Johnson	2.450	03/01/26	6,839
4,100,000	g	Mylan NV	3.750	12/15/20	4,282
6,600,000	g	Mylan NV	3.150	06/15/21	6,724
3,225,000	g	Mylan NV	3.950	06/15/26	3,251
3,725,000		Mylan, Inc	2.550	03/28/19	3,772
13,700,000		Novartis Capital Corp	4.000	11/20/45	15,165
500,000		Perrigo Finance plc	3.900	12/15/24	508
2,850,000		Perrigo Finance plc	4.900	12/15/44	2,863
7,200,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	7,187
3,475,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	3,493
3,075,000		Zoetis, Inc	3.450	11/13/20	3,215
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			203,442

REAL ESTATE - 1.3%
1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,754
3,525,000	h	AvalonBay Communities, Inc	2.900	10/15/26	3,511
1,825,000	h	AvalonBay Communities, Inc	3.900	10/15/46	1,804
300,000		Boston Properties LP	4.125	05/15/21	326
5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,724
4,500,000		Brixmor Operating Partnership LP	3.875	08/15/22	4,718
5,800,000		Brixmor Operating Partnership LP	3.250	09/15/23	5,816
5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	5,927
2,650,000		Brixmor Operating Partnership LP	4.125	06/15/26	2,748
3,965,000		Camden Property Trust	4.625	06/15/21	4,348
3,000,000		Camden Property Trust	2.950	12/15/22	3,027
5,175,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	5,485
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,450,000		DDR Corp	3.625%	02/01/25	$3,490
3,250,000		DDR Corp	4.250	02/01/26	3,436
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,059
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,156
1,600,000		Duke Realty LP	3.250	06/30/26	1,637
1,250,000		Equinix, Inc	5.375	01/01/22	1,322
2,750,000		Equity One, Inc	3.750	11/15/22	2,854
210,000		ERP Operating LP	4.625	12/15/21	236
2,754,000		Essex Portfolio LP	3.375	01/15/23	2,849
500,000		HCP, Inc	5.375	02/01/21	560
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,153
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,667
6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,821
3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,834
3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,674
6,250,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	6,324
1,600,000		Highwoods Realty LP	5.850	03/15/17	1,629
1,775,000		Host Hotels & Resorts LP	4.500	02/01/26	1,870
2,800,000		Kimco Realty Corp	3.400	11/01/22	2,950
2,500,000		Liberty Property LP	3.250	10/01/26	2,521
5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,645
5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,766
4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,571
3,600,000		National Retail Properties, Inc	3.800	10/15/22	3,828
5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,556
2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,747
400,000		ProLogis LP	3.350	02/01/21	423
7,225,000		Regency Centers LP	3.900	11/01/25	7,703
400,000		Shimao Property Holdings Ltd	6.625	01/14/20	416
3,040,000		Simon Property Group LP	10.350	04/01/19	3,629
122,000		Simon Property Group LP	4.375	03/01/21	134
2,830,000	g	Trust F/1401	5.250	12/15/24	2,936
450,000		Ventas Realty LP	4.125	01/15/26	484
1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,204
4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,934
3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,277
3,950,000		Weingarten Realty Investors	3.850	06/01/25	4,132
1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,302
13,475,000		Welltower, Inc	4.000	06/01/25	14,296
		TOTAL REAL ESTATE			180,213

RETAILING - 0.7%
100,000		Amazon.com, Inc	4.950	12/05/44	122
600,000		Asbury Automotive Group, Inc	6.000	12/15/24	618
4,150,000		AutoNation, Inc	3.350	01/15/21	4,274
4,425,000		AutoZone, Inc	3.250	04/15/25	4,586
100,000		Best Buy Co, Inc	5.500	03/15/21	111
2,775,000	g	El Puerto de Liverpool SAB de C.V.	3.875	10/06/26	2,739
8,850,000		Home Depot, Inc	2.000	04/01/21	9,009
8,725,000		Home Depot, Inc	3.350	09/15/25	9,462
5,175,000		Home Depot, Inc	3.000	04/01/26	5,478
8,350,000		Home Depot, Inc	2.125	09/15/26	8,214
2,975,000		Home Depot, Inc	3.500	09/15/56	2,895
1,500,000		JD.com, Inc	3.125	04/29/21	1,501
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$3,150,000		L Brands, Inc	6.750%	07/01/36	$3,388
	3,150,000		Limited Brands, Inc	7.000	05/01/20	3,630
	8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	9,157
	4,550,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,837
	1,300,000		O’Reilly Automotive, Inc	3.550	03/15/26	1,379
	5,050,000	g	Rolls-Royce plc	2.375	10/14/20	5,151
	1,850,000	g	Rolls-Royce plc	3.625	10/14/25	1,956
GBP	1,250,000		Rolls-Royce plc	3.375	06/18/26	1,837
	$11,575,000		Target Corp	2.500	04/15/26	11,819
	5,625,000		Target Corp	3.625	04/15/46	5,822
EUR	750,000		Wal-Mart Stores, Inc	1.900	04/08/22	923
	$150,000		Wal-Mart Stores, Inc	4.300	04/22/44	177
			TOTAL RETAILING			99,085

SOFTWARE & SERVICES - 0.9%
	4,175,000	g	Activision Blizzard, Inc	2.300	09/15/21	4,186
	4,350,000	g	Activision Blizzard, Inc	3.400	09/15/26	4,371
	1,500,000		Baidu, Inc	3.000	06/30/20	1,540
	20,350,000		Fidelity National Information Services, Inc	3.625	10/15/20	21,586
	12,121,000		Fidelity National Information Services, Inc	5.000	03/15/22	12,554
	800,000	g	IMS Health, Inc	5.000	10/15/26	832
	22,150,000		Microsoft Corp	1.550	08/08/21	22,055
	22,700,000		Microsoft Corp	2.400	08/08/26	22,715
	3,075,000		NCR Corp	4.625	02/15/21	3,106
	525,000		NCR Corp	5.875	12/15/21	553
	1,650,000	g	Open Text Corp	5.625	01/15/23	1,683
	13,600,000		Oracle Corp	1.900	09/15/21	13,635
	13,600,000		Oracle Corp	2.650	07/15/26	13,588
			TOTAL SOFTWARE & SERVICES			122,404

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
	14,500,000		Alphabet, Inc	1.998	08/15/26	14,327
	3,475,000		Amphenol Corp	3.125	09/15/21	3,607
	11,325,000		Apple, Inc	3.250	02/23/26	12,045
	4,525,000		Apple, Inc	4.650	02/23/46	5,235
	19,750,000		Cisco Systems, Inc	1.850	09/20/21	19,879
	625,000	g	CommScope, Inc	4.375	06/15/20	644
	1,600,000	g	CommScope, Inc	5.000	06/15/21	1,656
	2,600,000	g	CommScope, Inc	5.500	06/15/24	2,743
	6,100,000	g	Diamond Finance Corp	3.480	06/01/19	6,273
	13,175,000	g	Diamond Finance Corp	4.420	06/15/21	13,770
	3,300,000		General Electric Co	5.250	12/06/17	3,458
EUR	1,200,000		General Electric Co	1.875	05/28/27	1,515
	$4,075,000		General Electric Co	4.125	10/09/42	4,471
	525,000	g	Sensata Technologies BV	5.625	11/01/24	555
	5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,139
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	7,096
EUR	1,000,000		Tyco Electronics Group S.A.	1.100	03/01/23	1,161
	$2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,326
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			105,900

TELECOMMUNICATION SERVICES - 1.8%
	2,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	2,037
	500,000		Alibaba Group Holding Ltd	3.600	11/28/24	522
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$10,300,000		American Tower Corp	3.300%	02/15/21	$10,768
	4,350,000		American Tower Corp	3.500	01/31/23	4,539
	2,418,000		American Tower Corp	4.400	02/15/26	2,650
	4,125,000		American Tower Corp	3.375	10/15/26	4,184
	21,350,000		AT&T, Inc	1.400	12/01/17	21,363
	9,650,000		AT&T, Inc	2.450	06/30/20	9,836
	8,200,000		AT&T, Inc	2.625	12/01/22	8,266
	8,800,000		AT&T, Inc	4.450	04/01/24	9,677
	42,275,000		AT&T, Inc	3.400	05/15/25	43,458
EUR	1,250,000		AT&T, Inc	3.500	12/17/25	1,727
	$12,875,000		AT&T, Inc	4.500	05/15/35	13,554
	150,000		AT&T, Inc	4.800	06/15/44	158
	4,525,000		AT&T, Inc	4.750	05/15/46	4,760
	4,400,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	4,771
	4,825,000		Crown Castle International Corp	2.250	09/01/21	4,821
	3,911,000		Crown Castle International Corp	4.875	04/15/22	4,363
	4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,015
	17,300,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	17,287
EUR	1,250,000		Deutsche Telekom International Finance BV	0.625	04/03/23	1,440
	$4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	6,222
	3,500,000	g	ENTEL Chile S.A.	4.875	10/30/24	3,605
	3,500,000	g,q	Oi S.A.	5.750	02/10/22	866
	3,950,000		Orange S.A.	5.500	02/06/44	4,937
	2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,528
	2,000,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,987
	9,275,000		Verizon Communications, Inc	3.450	03/15/21	9,883
	5,625,000		Verizon Communications, Inc	4.150	03/15/24	6,212
	30,520,000		Verizon Communications, Inc	4.272	01/15/36	31,864
	10,550,000		Verizon Communications, Inc	3.850	11/01/42	10,067
	3,350,000		Verizon Communications, Inc	4.125	08/15/46	3,360
	800,000		Verizon Communications, Inc	5.012	08/21/54	886
			TOTAL TELECOMMUNICATION SERVICES			256,613

TRANSPORTATION - 1.0%
	5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	5,927
	1,000,000	g	Bombardier, Inc	5.500	09/15/18	1,015
	4,500,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	5,223
	72,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	79
	9,200,000		Canadian Pacific Railway Co	2.900	02/01/25	9,421
	3,325,000		Canadian Pacific Railway Co	4.800	08/01/45	3,895
	11,000,000		CSX Corp	3.350	11/01/25	11,803
	3,150,000		CSX Corp	4.100	03/15/44	3,359
	6,800,000	g	ERAC USA Finance LLC	2.600	12/01/21	6,931
	3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	4,086
	3,775,000	g	ERAC USA Finance LLC	3.300	12/01/26	3,886
	4,150,000	g	ERAC USA Finance LLC	5.625	03/15/42	5,032
	5,375,000		FedEx Corp	3.250	04/01/26	5,672
	6,311,000		GATX Corp	1.250	03/04/17	6,307
	7,150,000		GATX Corp	2.500	07/30/19	7,242
	5,900,000		GATX Corp	5.200	03/15/44	6,374
	6,650,000		GATX Corp	4.500	03/30/45	6,385
	17,344,000		Kansas City Southern	2.350	05/15/20	17,482
	9,075,000		Kansas City Southern	4.950	08/15/45	10,327
	2,350,000	g	Latam Airlines Group S.A.	7.250	06/09/20	2,409
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$2,800,000	g	Mexico City Airport Trust	4.250%	10/31/26	$2,807
	9,950,000		Norfolk Southern Corp	4.450	06/15/45	11,149
	2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,646
	4,975,000	g	Transnet SOC Ltd	4.000	07/26/22	4,828
	3,500,000	g	TTX Co	3.600	01/15/25	3,650
			TOTAL TRANSPORTATION			147,935

UTILITIES - 3.8%
	408,000	i	AES Corp	3.842	06/01/19	409
	4,225,000		AES Corp	4.875	05/15/23	4,315
	1,500,000		AES Corp	5.500	03/15/24	1,552
	8,475,000		AGL Capital Corp	3.875	11/15/25	9,113
	2,125,000		AGL Capital Corp	4.400	06/01/43	2,294
	5,150,000		Alabama Power Co	3.550	12/01/23	5,624
	3,475,000		Alabama Power Co	4.150	08/15/44	3,811
	15,000,000		American Electric Power Co, Inc	1.650	12/15/17	15,028
	6,000,000		American Electric Power Co, Inc	2.950	12/15/22	6,268
	5,500,000		Atmos Energy Corp	8.500	03/15/19	6,400
	6,225,000		Black Hills Corp	4.250	11/30/23	6,790
	1,575,000		Black Hills Corp	3.150	01/15/27	1,591
	1,900,000	g	BRF GmbH	4.350	09/29/26	1,860
	4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,185
	3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,963
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,208
	3,840,000	g	CEZ AS.	4.250	04/03/22	4,118
EUR	400,000		CEZ AS.	3.000	06/05/28	537
	$2,500,000		CMS Energy Corp	5.050	02/15/18	2,618
	4,675,000		CMS Energy Corp	3.600	11/15/25	5,005
	2,750,000	g	Comision Federal de Electricidad	4.875	05/26/21	2,894
	400,000	g	Comision Federal de Electricidad	6.125	06/16/45	428
	4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,526
	2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,003
	7,500,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	8,682
	6,800,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	7,140
	4,575,000		Consolidated Edison, Inc	2.000	05/15/21	4,620
	5,775,000		Dominion Gas Holdings LLC	4.600	12/15/44	6,235
	3,775,000		Dominion Resources, Inc	2.000	08/15/21	3,766
	5,150,000		Dominion Resources, Inc	2.850	08/15/26	5,122
	1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,539
	5,825,000		Duke Energy Corp	1.800	09/01/21	5,794
	8,675,000		Duke Energy Corp	2.650	09/01/26	8,522
	750,000		Duke Energy Corp	4.800	12/15/45	854
	5,950,000		Duke Energy Corp	3.750	09/01/46	5,786
	17,500,000		Duke Energy Florida Project Finance LLC	1.196	03/01/20	17,462
	5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	5,020
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,594
	13,350,000	g	Electricite de France S.A.	2.350	10/13/20	13,615
	13,350,000	g	Electricite de France S.A.	3.625	10/13/25	14,046
	7,100,000	g,i	Electricite de France S.A.	5.625	12/30/49	6,969
	8,900,000		Energy Transfer Partners LP	4.750	01/15/26	9,200
EUR	1,500,000		Engie S.A.	2.375	05/19/26	1,989
	$2,425,000		EnLink Midstream Partners LP	4.850	07/15/26	2,442
	5,700,000		Entergy Corp	2.950	09/01/26	5,702
	6,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	6,706
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$8,050,000	g	Fortis, Inc	3.055%	10/04/26	$8,027
EUR	1,250,000		General Motors Financial International BV	1.875	10/15/19	1,469
	$3,000,000		Georgia Power Co	5.400	06/01/40	3,681
	2,450,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	2,685
EUR	1,500,000		Iberdrola International BV	1.125	04/21/26	1,767
	$5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,605
	2,650,000		Indiana Michigan Power Co	4.550	03/15/46	2,990
	2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,950
	2,425,000		Interstate Power & Light Co	3.700	09/15/46	2,470
	1,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,372
	3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,169
	1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,427
	1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,131
	2,825,000		Kinder Morgan, Inc	9.000	02/01/19	3,238
EUR	1,000,000		Kinder Morgan, Inc	2.250	03/16/27	1,134
	$2,065,000		Kinder Morgan, Inc	5.300	12/01/34	2,062
	5,550,000		Kinder Morgan, Inc	5.000	03/01/43	5,232
	4,850,000		Kinder Morgan, Inc	5.400	09/01/44	4,873
	1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,536
	1,375,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	1,402
	5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,334
	4,225,000	g	Listrindo Capital BV	4.950	09/14/26	4,240
	12,500,000		Mercy Health	3.382	11/01/25	13,190
	4,240,000		MPLX LP	5.500	02/15/23	4,381
	3,800,000		MPLX LP	4.000	02/15/25	3,747
	2,800,000		Nevada Power Co	6.500	08/01/18	3,057
	3,335,000		Nevada Power Co	5.450	05/15/41	4,238
	168,000		NiSource Finance Corp	6.125	03/01/22	200
	3,700,000		NiSource Finance Corp	4.800	02/15/44	4,188
	3,375,000		Northeast Utilities	1.450	05/01/18	3,381
	2,000,000	g	Novolipetsk Steel via Steel Funding Ltd	4.500	06/15/23	2,015
	2,000,000		NRG Energy, Inc	6.250	05/01/24	2,030
	2,500,000		NTPC Ltd	5.625	07/14/21	2,825
	1,000,000		NTPC Ltd	4.750	10/03/22	1,104
	7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,185
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,620
	8,170,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	9,559
	1,325,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	1,388
	3,900,000		Pacific Gas & Electric Co	8.250	10/15/18	4,422
	5,850,000		Pacific Gas & Electric Co	4.250	03/15/46	6,593
	4,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	4,856
	1,200,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	1,336
	750,000		Potomac Electric Power Co	7.900	12/15/38	1,193
	6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,589
	4,725,000		PPL Capital Funding, Inc	3.100	05/15/26	4,806
	2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,118
	3,825,000		Progress Energy, Inc	7.050	03/15/19	4,317
	8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,655
	2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,810
	2,850,000		Public Service Electric & Gas Co	3.800	03/01/46	3,107
	2,940,000		QEP Resources, Inc	5.375	10/01/22	2,918
	5,550,000		Sempra Energy	2.875	10/01/22	5,738
	11,200,000		Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	11,231
	3,750,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	3,760
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$6,800,000		Southern Co	4.400%	07/01/46	$7,356
	2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	2,027
	7,825,000		Southern Power Co	4.150	12/01/25	8,431
	2,000,000	g	SP PowerAssets Ltd	3.250	11/24/25	2,147
	6,600,000		Spectra Energy Partners LP	4.500	03/15/45	6,630
	425,000		State Oil Co of the Azerbaijan Republic	4.750	03/13/23	420
	3,300,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	3,267
	600,000		TransAlta Corp	6.900	05/15/18	627
	3,250,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	3,377
	3,875,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	4,156
	3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,858
	9,325,000		Virginia Electric & Power Co	3.150	01/15/26	9,865
	700,000		Western Gas Partners LP	4.000	07/01/22	716
	2,650,000		Western Gas Partners LP	3.950	06/01/25	2,616
	6,900,000		Western Gas Partners LP	4.650	07/01/26	7,145
	5,075,000		Williams Partners LP	3.600	03/15/22	5,164
	7,250,000		Williams Partners LP	4.500	11/15/23	7,517
	1,175,000		Williams Partners LP	4.900	01/15/45	1,120
	4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,544
	2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,377
			TOTAL UTILITIES			538,056

			TOTAL CORPORATE BONDS			5,041,931
			(Cost $4,832,652)

GOVERNMENT BONDS - 45.6%

AGENCY SECURITIES - 1.7%
	11,624,162		AMAL Ltd	3.465	08/21/21	12,139
	5,500,000		Amber Circle Funding Ltd	3.250	12/04/22	5,776
	5,242,589		Export Lease Ten Co LLC	1.650	05/07/25	5,204
	15,535,000		Lutheran Medical Center	1.982	02/20/30	15,542
	11,684,921		Premier Aircraft Leasing	3.576	02/06/22	12,276
	34,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	34,094
	10,000,000		PEFCO	2.250	12/15/17	10,162
	5,000,000		PEFCO	4.375	03/15/19	5,392
	7,240,000		PEFCO	1.450	08/15/19	7,298
	27,750,000		PEFCO	2.250	03/15/20	28,625
	35,000,000		PEFCO	4.300	12/15/21	39,902
	30,000,000		PEFCO	2.050	11/15/22	30,727
	1,471,094		Totem Ocean Trailer Express, Inc	4.514	12/18/19	1,537
	13,160,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	13,862
	2,875,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	2,890
	10,000,000		Montefiore Medical Center	2.152	10/20/26	10,069
	10,500,000		Tunisia Government AID Bonds	1.416	08/05/21	10,545
			TOTAL AGENCY SECURITIES			246,040

FOREIGN GOVERNMENT BONDS - 5.9%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	4,164
	15,000,000		African Development Bank	1.375	12/17/18	15,109
	1,450,000	g	Argentine Republic Government International Bond	7.625	04/22/46	1,636
INR	135,000,000		Asian Development Bank	6.200	10/06/26	1,997
AUD	1,900,000		Australia Government International Bond	3.250	10/21/18	1,503
	1,700,000		Australia Government International Bond	5.750	05/15/21	1,538
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
AUD	1,800,000		Australia Government International Bond	3.750%	04/21/37	$1,640
	$2,250,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	2,190
	1,900,000		Bermuda Government International Bond	5.603	07/20/20	2,128
	6,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	5,910
BRL	9,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/19	2,692
	5,750,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,686
	$4,250,000		Brazilian Government International Bond	4.250	01/07/25	4,244
	2,000,000		Brazilian Government International Bond	5.625	01/07/41	1,985
EUR	750,000		Bundesrepublik Deutschland	2.500	08/15/46	1,324
	$3,100,000	g	Caisse d’Amortissement de la Dette Sociale	1.500	01/28/19	3,117
	5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,122
	1,850,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,877
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	4,046
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	502
	$25,275,000		Canada Government International Bond	0.875	02/14/17	25,291
CAD	3,200,000	g	Canada Housing Trust No	1.150	12/15/21	2,449
	1,460,000		Canadian Government International Bond	0.250	05/01/18	1,108
	1,400,000		Canadian Government International Bond	0.750	03/01/21	1,075
	600,000		Canadian Government International Bond	2.500	06/01/24	514
	1,825,000		Canadian Government International Bond	1.500	06/01/26	1,456
	$5,410,000		Colombia Government International Bond	4.375	07/12/21	5,859
	1,775,000		Colombia Government International Bond	2.625	03/15/23	1,750
	2,500,000		Colombia Government International Bond	4.500	01/28/26	2,756
	1,500,000		Colombia Government International Bond	6.125	01/18/41	1,819
COP	2,730,000,000		Colombian TES	7.000	05/04/22	963
	$3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	3,771
DKK	3,700,000		Denmark Government International Bond	1.500	11/15/23	625
	3,600,000		Denmark Government International Bond	1.750	11/15/25	630
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,376
	$1,070,000	g	Dominican Republic International Bond	7.450	04/30/44	1,271
	3,500,000	g	Ecuador Government International Bond	10.750	03/28/22	3,570
	2,475,000	g	Egypt Government International Bond	5.875	06/11/25	2,355
IDR	25,500,000,000		European Bank for Reconstruction & Development	7.250	08/22/17	1,963
INR	130,000,000	g	European Investment Bank	5.750	10/09/17	1,923
	$10,000,000		European Investment Bank	2.500	04/15/21	10,486
	3,500,000		European Investment Bank	4.875	02/15/36	4,851
	5,500,000	g	Export-Import Bank of China	2.500	07/31/19	5,619
	2,000,000	g	Export-Import Bank of China	2.850	09/16/20	2,051
	12,800,000		Export-Import Bank of Korea	2.250	01/21/20	13,003
	3,000,000		Export-Import Bank of Korea	2.625	05/26/26	3,082
EUR	1,900,000		France Government Bond OAT	1.750	11/25/24	2,457
	4,000,000		France Government Bond OAT	1.500	05/25/31	5,136
	1,795,000		France Government Bond OAT	3.250	05/25/45	3,159
	$1,275,000	g	Ghana Government International Bond	9.250	09/15/22	1,306
	6,350,000	g	Guatemala Government International Bond	4.500	05/03/26	6,636
EUR	1,800,000	g	Hellenic Republic Government International Bond	4.750	04/17/19	1,837
HUF	515,000,000		Hungary Government International Bond	6.500	06/24/19	2,145
	$5,400,000		Hungary Government International Bond	5.750	11/22/23	6,352
	15,200,000		Hydro Quebec	1.375	06/19/17	15,240
CAD	1,800,000		Hydro-Quebec	5.000	02/15/45	1,989
EUR	1,000,000	g	Indonesia Government International Bond	2.625	06/14/23	1,179
	$400,000	g	Indonesia Government International Bond	4.125	01/15/25	425
	1,350,000	g	Indonesia Government International Bond	5.950	01/08/46	1,696
IDR	13,000,000,000		Indonesia Treasury Bond	8.375	09/15/26	1,082
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$900,000	g	Instituto de Credito Oficial	1.625%	09/14/18	$900
AUD	900,000		Inter-American Development Bank	2.750	10/30/25	707
	1,300,000		International Bank for Reconstruction & Development	2.800	01/13/21	1,020
EUR	1,300,000		Ireland Government International Bond	3.900	03/20/23	1,841
	1,775,000		Ireland Government International Bond	1.000	05/15/26	2,120
ILS	4,900,000		Israel Government Bond-Fixed	6.250	10/30/26	1,849
	3,100,000		Israel Government Bond-Fixed	5.500	01/31/42	1,221
EUR	2,100,000		Italy Buoni Poliennali Del Tesoro	4.750	06/01/17	2,438
	2,100,000		Italy Buoni Poliennali Del Tesoro	1.500	08/01/19	2,459
	5,000,000		Italy Buoni Poliennali Del Tesoro	2.500	12/01/24	6,300
	525,000		Italy Buoni Poliennali Del Tesoro	1.600	06/01/26	612
	2,300,000	g	Italy Buoni Poliennali Del Tesoro	1.650	03/01/32	2,624
	1,000,000	g	Italy Buoni Poliennali Del Tesoro	3.250	09/01/46	1,381
	$5,310,000		Italy Government International Bond	6.875	09/27/23	6,638
	1,881,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,850
	3,825,000		Jamaica Government International Bond	8.000	03/15/39	4,571
	8,600,000		Japan Bank for International Cooperation	2.375	04/20/26	8,921
	2,500,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	2,530
	4,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	4,040
JPY	100,000,000		Japan Finance Organization for Municipalities	0.539	10/16/24	1,027
	113,000,000		Japan Finance Organization for Municipalities	0.450	03/14/25	1,155
	103,000,000		Japan Finance Organization for Municipalities	0.484	06/13/25	1,057
	140,000,000		Japan Finance Organization for Municipalities	0.020	03/13/26	1,381
	150,000,000		Japan Government Ten Year Bond	0.300	12/20/25	1,537
	350,000,000		Japan Government Thirty Year Bond	2.400	11/20/31	4,627
	350,000,000		Japan Government Thirty Year Bond	2.300	05/20/32	4,598
	300,000,000		Japan Government Thirty Year Bond	2.500	09/20/34	4,113
	530,000,000		Japan Government Twenty Year Bond	1.900	03/22/21	5,731
	400,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	4,771
	430,000,000		Japan Government Twenty Year Bond	0.400	03/20/36	4,281
	$3,400,000	g	Kazakhstan Government International Bond	6.500	07/21/45	4,228
	18,750,000		KFW	2.625	01/25/22	19,847
	4,500,000	g	Kommunalbanken AS.	1.375	06/08/17	4,513
	5,800,000	g,i	Kommunalbanken AS.	0.991	02/20/18	5,809
NOK	1,200,000		Kommunalbanken AS.	2.000	05/03/18	152
	$7,700,000	g	Kommunalbanken AS.	1.625	01/15/20	7,745
	3,750,000	g	Kommunalbanken AS.	1.625	02/10/21	3,782
EUR	500,000		Kommunalbanken AS.	0.625	04/20/26	582
	$5,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	5,106
SEK	4,300,000		Kommuninvest I Sverige AB	1.000	09/15/21	522
	$2,400,000		Korea Development Bank	1.500	01/22/18	2,403
	2,600,000		Korea Development Bank	2.500	03/11/20	2,673
	2,750,000		Korea Development Bank	3.000	01/13/26	2,920
	6,000,000	g	Korea Housing Finance Corp	1.625	09/15/18	6,004
KRW	2,150,000,000		Korea Treasury Bond	2.000	03/10/21	2,010
	4,300,000,000		Korea Treasury Bond	1.875	06/10/26	4,066
	1,600,000,000		Korea Treasury Bond	2.625	09/10/35	1,730
	$6,682,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	6,807
	1,700,000	g	Lithuania Government International Bond	7.375	02/11/20	2,019
	1,100,000	g	Lithuania Government International Bond	6.125	03/09/21	1,299
	5,250,000	g	Lithuania Government International Bond	6.625	02/01/22	6,483
MYR	15,000,000		Malaysia Government International Bond	3.800	08/17/23	3,700
	2,400,000		Malaysia Government International Bond	4.232	06/30/31	600
	5,000,000		Malaysia Government International Bond	4.254	05/31/35	1,229
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
MXN	21,000,000		Mexican Bonos	6.500%	06/10/21	$1,116
	56,500,000		Mexican Bonos	5.750	03/05/26	2,857
	16,000,000		Mexican Bonos	10.000	11/20/36	1,150
	$4,797,000		Mexico Government International Bond	4.000	10/02/23	5,130
	2,750,000		Mexico Government International Bond	4.750	03/08/44	2,860
	5,275,000		Mexico Government International Bond	4.350	01/15/47	5,196
	1,700,000	g	Morocco Government International Bond	5.500	12/11/42	1,944
	2,900,000	g	Municipality Finance plc	1.125	09/16/19	2,891
	4,500,000	g	Nacional Financiera SNC	3.375	11/05/20	4,670
	6,075,000	g	Namibia Government International Bonds	5.250	10/29/25	6,410
AUD	500,000		New South Wales Treasury Corp	4.000	04/08/21	419
	500,000		New South Wales Treasury Corp	4.000	05/20/26	442
NZD	500,000		New Zealand Government International Bond	6.000	05/15/21	429
	700,000		New Zealand Government International Bond	4.500	04/15/27	618
	$1,500,000	g	Nigeria Government International Bond	6.375	07/12/23	1,475
	43,950,000		North American Development Bank	2.400	10/26/22	44,617
NOK	13,000,000	g	Norway Government International Bond	2.000	05/24/23	1,727
	$2,500,000	g	Pakistan Government International Bond	8.250	09/30/25	2,753
	1,175,000		Panama Government International Bond	5.200	01/30/20	1,298
	3,300,000		Panama Government International Bond	3.875	03/17/28	3,572
	5,300,000		Panama Government International Bond	6.700	01/26/36	7,235
	1,100,000	g	Paraguay Government International Bond	5.000	04/15/26	1,191
PEN	2,535,000	g	Peruvian Government International Bond	8.200	08/12/26	890
	$3,025,000		Peruvian Government International Bond	4.125	08/25/27	3,456
PEN	904,000	g,h	Peruvian Government International Bond	6.350	08/12/28	267
	$3,000,000		Peruvian Government International Bond	8.750	11/21/33	4,868
	2,525,000		Peruvian Government International Bond	5.625	11/18/50	3,346
	2,500,000		Philippine Government International Bond	5.000	01/13/37	3,198
	1,700,000		Philippine Government International Bond	3.700	03/01/41	1,859
	6,267,000		Poland Government International Bond	5.125	04/21/21	7,084
PLN	6,600,000		Poland Government International Bond	4.000	10/25/23	1,873
	$15,000,000	g	Province of Alberta Canada	1.000	06/21/17	15,006
CAD	2,200,000		Province of British Columbia Canada	3.250	12/18/21	1,838
	$15,000,000		Province of British Columbia Canada	2.000	10/23/22	15,266
	20,750,000		Province of Manitoba Canada	1.750	05/30/19	21,048
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,801
	25,000,000		Province of Manitoba Canada	2.125	06/22/26	25,061
	20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,541
	2,250,000		Province of Quebec Canada	5.125	11/14/16	2,261
	8,835,000		Province of Quebec Canada	4.625	05/14/18	9,340
	22,500,000		Province of Quebec Canada	3.500	07/29/20	24,212
	6,000,000		Province of Quebec Canada	7.500	09/15/29	9,036
	1,000,000	g	Provincia de Buenos Aires	5.750	06/15/19	1,033
	2,000,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	2,135
	1,325,000	g	Qatar Government International Bond	4.625	06/02/46	1,435
	2,400,000	g	Republic of Angola	9.500	11/12/25	2,381
	1,200,000	g	Republic of Ghana	7.875	08/07/23	1,119
	2,135,000	g	Republic of Paraguay	6.100	08/11/44	2,429
	1,150,000	g	Republic of Serbia	4.875	02/25/20	1,201
	1,167,198	i	Republic of Serbia	6.750	11/01/24	1,175
	500,000	g	Republic of Zambia	5.375	09/20/22	440
EUR	1,300,000	g	Romanian Government International Bond	2.875	05/26/28	1,580
RUB	179,000,000		Russian Federal Bond - OFZ	6.200	01/31/18	2,768
	95,900,000		Russian Federal Bond - OFZ	7.000	08/16/23	1,437
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$3,250,000	g	Russian Foreign Bond - Eurobond	4.875%	09/16/23	$3,570
	5,000,000	g	Russian Foreign Bond - Eurobond	4.750	05/27/26	5,400
	1,800,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	2,076
SGD	800,000		Singapore Government International Bond	2.750	03/01/46	667
	$5,085,000	g	Slovenia Government International Bond	5.500	10/26/22	5,941
	2,000,000	g	Slovenia Government International Bond	5.250	02/18/24	2,348
	1,300,000	g	Socialist Republic of Vietnam	6.750	01/29/20	1,444
ZAR	64,700,000		South Africa Government International Bond	8.250	09/15/17	4,750
	$4,000,000		South Africa Government International Bond	5.875	09/16/25	4,520
	2,450,000		South Africa Government International Bond	4.875	04/14/26	2,569
ZAR	12,200,000		South Africa Government International Bond	10.500	12/21/26	998
	15,100,000		South Africa Government International Bond	8.750	01/31/44	1,031
	$5,400,000	h	South Africa Government International Bond	5.000	10/12/46	5,434
	3,250,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	3,640
EUR	1,100,000		Spain Government International Bond	0.250	01/31/19	1,250
	2,700,000		Spain Government International Bond	0.750	07/30/21	3,137
	3,400,000	g	Spain Government International Bond	2.750	10/31/24	4,449
	$3,000,000	g	Sri Lanka Government International Bond	5.750	01/18/22	3,061
	3,100,000	g	Sri Lanka Government International Bond	6.850	11/03/25	3,313
	4,000,000		Svensk Exportkredit AB	1.125	04/05/18	4,005
	4,000,000		Svensk Exportkredit AB	1.750	03/10/21	4,048
SEK	10,450,000		Sweden Government International Bond	2.500	05/12/25	1,487
	4,400,000		Sweden Government International Bond	2.250	06/01/32	631
THB	35,500,000		Thailand Government International Bond	3.850	12/12/25	1,172
	18,500,000		Thailand Government International Bond	3.400	06/17/36	600
AUD	500,000		Treasury Corp of Victoria	6.000	06/15/20	441
	500,000		Treasury Corp of Victoria	3.000	10/20/28	407
	$4,300,000	g	Trinidad & Tobago Government International Bond	4.500	08/04/26	4,429
	4,500,000		Turkey Government International Bond	5.125	03/25/22	4,687
TRY	3,900,000		Turkey Government International Bond	7.100	03/08/23	1,161
	$2,000,000		Turkey Government International Bond	3.250	03/23/23	1,881
	5,750,000		Turkey Government International Bond	5.750	03/22/24	6,199
	2,750,000		Turkey Government International Bond	4.875	10/09/26	2,802
	950,000		Turkey Government International Bond	6.875	03/17/36	1,103
	3,975,000		Turkey Government International Bond	6.625	02/17/45	4,650
GBP	1,700,000		United Kingdom Gilt	1.750	07/22/19	2,301
	525,000		United Kingdom Gilt	1.500	01/22/21	717
	2,800,000		United Kingdom Gilt	2.250	09/07/23	4,081
	3,900,000		United Kingdom Gilt	2.750	09/07/24	5,908
	1,900,000		United Kingdom Gilt	4.750	12/07/30	3,655
	1,985,000		United Kingdom Gilt	4.250	03/07/36	3,869
	1,075,000		United Kingdom Gilt	3.500	01/22/45	2,053
	$2,352,945		Uruguay Government International Bond	4.375	10/27/27	2,532
	6,750,000		Uruguay Government International Bond	5.100	06/18/50	7,003
	2,000,000	g	Vietnam Government International Bond	4.800	11/19/24	2,115
	2,000,000	g	Zambia Government International Bond	8.970	07/30/27	1,965
			TOTAL FOREIGN GOVERNMENT BONDS			837,078

MORTGAGE BACKED - 20.4%
	26,809,636		Federal Home Loan Mortgage Corp (FHLMC)	3.000	03/15/41	27,795
	38,498,960		FHLMC	3.500	09/15/41	39,923
	13,847,364		FHLMC	3.000	12/15/41	14,409
	33,996,072		FHLMC	3.000	09/15/42	35,124
	15,614,511	i	FHLMC	0.874	07/15/45	15,573
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$48,731,629		FHLMC	3.500%	07/15/46	$7,224
3,994		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	4
55,084		FGLMC	7.000	10/01/20	58
13,394		FGLMC	7.000	05/01/23	15
188,161		FGLMC	6.000	10/01/23	215
116,856		FGLMC	6.000	11/01/23	133
19,282,954		FGLMC	3.500	03/01/27	20,383
34,929		FGLMC	8.000	01/01/31	40
76,277		FGLMC	7.000	12/01/31	79
5,740		FGLMC	7.000	01/01/32	6
52,070		FGLMC	8.000	02/01/32	54
941,030		FGLMC	4.500	07/01/33	1,034
1,110,962		FGLMC	5.500	12/01/33	1,264
2,103,291		FGLMC	5.500	12/01/33	2,396
6,205,269		FGLMC	7.000	12/01/33	7,497
7,422,872		FGLMC	5.000	01/01/34	8,341
2,224,760		FGLMC	4.500	10/01/34	2,435
1,223,773		FGLMC	4.500	04/01/35	1,344
2,198,210		FGLMC	7.000	05/01/35	2,656
412,526		FGLMC	5.000	02/01/36	461
9,937		FGLMC	6.500	05/01/36	11
2,461,276		FGLMC	5.000	04/01/38	2,768
1,966,818		FGLMC	5.000	07/01/39	2,178
11,619,044	w	FGLMC	4.500	11/01/40	13,047
12,731,845	w	FGLMC	4.500	12/01/40	14,301
214,124	h	FGLMC	4.500	12/01/43	239
126,705	h	FGLMC	4.500	02/01/44	141
5,416,369		FGLMC	4.500	10/01/44	6,041
2,785,495		FGLMC	4.500	11/01/44	3,107
2,345,189		FGLMC	4.500	11/01/44	2,616
1,812,567		FGLMC	4.500	12/01/44	2,022
1,001,368		FGLMC	4.500	12/01/44	1,105
10,989,164		FGLMC	3.500	04/01/45	11,771
83,391,942		FGLMC	3.500	10/01/45	89,047
65,169,224		FGLMC	4.000	12/01/45	71,013
8,698,943		FGLMC	4.000	05/01/46	9,503
7,827,774		FGLMC	3.500	06/01/46	8,361
10,890		Federal National Mortgage Association (FNMA)	8.000	03/01/23	11
92,284		FNMA	8.000	07/01/24	108
19,786		FNMA	9.000	11/01/25	23
17,000,000	h	FNMA	2.500	10/25/31	17,609
25,000,000	h	FNMA	3.000	10/25/31	26,247
69,000,000	h	FNMA	2.500	11/25/31	71,342
34,000,000	h	FNMA	3.000	11/25/31	35,648
40,000,000	h	FNMA	2.500	12/25/31	41,278
36,000,000	h	FNMA	3.000	12/25/31	37,686
1,129,797		FNMA	6.500	07/01/32	1,328
158,288		FNMA	7.000	07/01/32	170
94,474		FNMA	7.000	07/01/32	106
71,289		FNMA	4.500	03/25/33	71
7,984,522		FNMA	5.000	06/01/33	8,884
1,000,522		FNMA	4.500	10/01/33	1,104
18,903,884		FNMA	5.000	10/01/33	21,088
2,290,309		FNMA	5.000	11/01/33	2,599
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$110,630	FNMA	5.000%	11/01/33	$124
1,000,169	FNMA	5.000	03/01/34	1,124
7,941,918	FNMA	5.500	03/01/34	9,030
7,161,759	FNMA	5.500	02/01/35	8,148
1,749,336	FNMA	4.500	05/01/35	1,930
11,578,164	FNMA	5.000	05/01/35	12,923
5,149,883	FNMA	5.000	10/01/35	5,731
4,445,000	FNMA	5.000	02/01/36	4,947
45,083	FNMA	6.500	03/01/37	52
2,654,125	FNMA	5.500	08/01/37	3,018
1,289,936	FNMA	6.000	09/01/37	1,517
1,172,057	FNMA	6.000	09/01/37	1,373
957,805	FNMA	6.500	09/01/37	1,103
1,542,655	FNMA	5.500	01/01/38	1,754
67,644	FNMA	6.500	02/01/38	78
4,134,630	FNMA	5.500	04/01/38	4,657
8,395,679	FNMA	5.500	11/01/38	9,861
5,675,118	FNMA	5.500	12/01/38	6,546
171,424	FNMA	4.500	04/01/39	192
4,591,715	FNMA	4.500	05/01/39	5,087
594,141	FNMA	4.000	07/01/39	645
4,291,181	FNMA	5.500	08/01/39	4,903
2,883,591	FNMA	4.500	10/01/39	3,159
256,228	FNMA	4.500	02/01/40	288
3,210,117	FNMA	4.500	06/01/40	3,527
1,630,200	FNMA	5.000	08/01/40	1,812
9,693,807	FNMA	5.000	09/01/40	10,778
665,241	FNMA	6.000	10/01/40	764
729,129	FNMA	4.500	11/01/40	815
3,822,029	FNMA	4.500	11/01/40	4,194
25,440,905	FNMA	4.500	01/01/41	28,375
1,196,223	FNMA	4.500	01/01/41	1,345
1,028,367	FNMA	4.500	02/01/41	1,156
13,623,337	FNMA	5.000	05/01/41	15,131
1,181,905	FNMA	4.500	06/01/41	1,329
1,286,711	FNMA	4.500	06/01/41	1,438
839,845	FNMA	5.000	06/01/41	936
4,816,515	FNMA	5.000	07/01/41	5,370
1,126,540	FNMA	5.000	08/01/41	1,253
410,145	FNMA	4.500	09/01/41	451
5,472,677	FNMA	4.500	09/01/41	6,066
4,906,051	FNMA	4.500	11/01/41	5,388
1,589,930	FNMA	4.500	12/01/41	1,778
26,191,998	FNMA	5.500	12/01/41	30,429
1,303,094	FNMA	4.500	01/01/42	1,457
2,430,786	FNMA	4.500	01/01/42	2,711
6,491,945	FNMA	3.500	02/01/42	6,935
16,581,602	FNMA	4.500	02/01/42	18,231
1,483,455	FNMA	4.500	03/01/42	1,667
24,858,844	FNMA	3.000	03/25/42	25,770
9,421,999	FNMA	4.500	04/01/42	10,347
1,334,513	FNMA	4.500	04/01/42	1,492
819,328	FNMA	4.500	04/01/42	901
22,990,472	FNMA	4.500	06/01/42	25,291
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,476,849		FNMA	4.500%	06/01/42	$1,652
26,605,862		FNMA	3.000	06/25/42	27,612
38,735,654		FNMA	3.500	07/01/42	41,387
1,201,350		FNMA	4.500	07/01/42	1,350
12,855,490	i	FNMA	1.025	08/25/42	12,877
20,535,623		FNMA	3.000	10/01/42	21,406
222,997		FNMA	3.000	10/01/42	232
11,985,799	i	FNMA	0.925	11/25/42	11,956
28,613,930		FNMA	3.500	11/25/42	4,622
22,793,962	w	FNMA	3.000	01/01/43	23,756
28,812,314	w	FNMA	3.000	02/01/43	30,028
19,851,729		FNMA	3.000	02/25/43	20,677
14,018		FNMA	3.000	04/01/43	15
18,725,531		FNMA	3.000	08/25/43	19,550
9,752,776		FNMA	4.000	04/01/44	10,627
3,091,733		FNMA	4.000	06/01/44	3,367
5,887,366		FNMA	4.000	06/01/44	6,415
9,488,856		FNMA	4.500	06/01/44	10,628
1,630,335		FNMA	4.000	07/01/44	1,775
3,274,858		FNMA	4.000	07/01/44	3,567
5,749,601		FNMA	4.000	08/01/44	6,263
2,185,732		FNMA	4.000	08/01/44	2,381
15,147,577		FNMA	4.000	08/01/44	16,500
5,922,141		FNMA	4.000	08/01/44	6,447
1,155,400		FNMA	4.000	09/01/44	1,259
1,499,154		FNMA	4.000	09/01/44	1,633
7,017,965		FNMA	4.000	10/01/44	7,645
9,363,981		FNMA	4.500	10/01/44	10,491
16,938,198		FNMA	4.500	11/01/44	18,977
14,152,515		FNMA	4.000	12/01/44	15,416
7,316,111		FNMA	4.000	12/01/44	7,914
5,063,883		FNMA	4.500	12/01/44	5,673
9,043,740		FNMA	4.000	01/01/45	9,897
687,326		FNMA	3.500	03/01/45	735
1,094,553		FNMA	3.500	03/01/45	1,171
2,366,681		FNMA	4.500	03/01/45	2,653
759,746		FNMA	4.500	04/01/45	852
20,114,863		FNMA	3.500	05/01/45	21,610
2,628,209		FNMA	4.000	05/01/45	2,876
5,812,591		FNMA	4.000	06/01/45	6,362
17,588,805		FNMA	4.000	07/01/45	19,234
3,008,981		FNMA	4.000	08/01/45	3,293
13,682,963		FNMA	4.000	08/01/45	14,707
10,668,322		FNMA	3.500	09/01/45	11,410
1,649,416		FNMA	4.000	10/01/45	1,821
10,441,396		FNMA	4.000	11/01/45	11,530
3,328,099		FNMA	4.000	12/01/45	3,675
13,719,426		FNMA	4.000	12/01/45	14,948
1,439,480		FNMA	3.500	01/01/46	1,540
52,968,862		FNMA	4.000	01/01/46	57,730
27,049,941		FNMA	3.500	02/01/46	28,900
7,869,788		FNMA	4.000	02/01/46	8,581
1,532,723		FNMA	3.500	03/01/46	1,639
3,267,233		FNMA	3.500	04/01/46	3,495
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$101,401,206		FNMA	3.500%	06/01/46	$107,031
63,738,437		FNMA	3.500	07/01/46	67,435
44,641,723	h	FNMA	3.500	08/01/46	47,120
8,890,880		FNMA	3.500	10/01/46	9,498
5,673,727		FNMA	3.500	10/01/46	6,072
2,176,208		FNMA	4.000	10/01/46	2,380
6,000,000	h	FNMA	3.000	10/25/46	6,238
109,000,000	h	FNMA	3.500	10/25/46	115,029
6,168,355		FNMA	3.500	10/25/46	1,158
5,000,000	h	FNMA	4.000	10/25/46	5,370
3,723,934		FNMA	3.500	11/01/46	3,948
85,000,000	h	FNMA	3.000	11/25/46	88,169
8,000,000	h	FNMA	3.500	11/25/46	8,433
173,000,000	h	FNMA	4.000	11/25/46	185,590
27,000,000	h	FNMA	4.500	11/25/46	29,537
114,000,000	h	FNMA	3.000	12/25/46	118,011
41,526,772		FNMA	3.500	07/01/55	43,833
457		Government National Mortgage Association (GNMA)	9.000	11/15/16	0	^
288		GNMA	9.000	12/15/16	0	^
24		GNMA	9.000	12/15/16	0	^
124		GNMA	9.500	12/15/16	0	^
5,779		GNMA	8.000	06/15/24	6
25,972		GNMA	8.500	11/20/30	31
37,603		GNMA	8.500	12/20/30	46
668,309		GNMA	5.500	07/15/33	765
15,466,190		GNMA	3.700	10/15/33	17,249
414,613		GNMA	5.500	11/20/33	469
1,472,015		GNMA	5.500	03/20/35	1,672
713,453		GNMA	5.500	12/20/35	804
386,620		GNMA	6.000	10/20/36	449
422,810		GNMA	6.000	01/20/37	496
1,246,625		GNMA	6.000	02/20/37	1,447
899,072		GNMA	5.000	04/15/38	1,010
871,892		GNMA	5.500	07/15/38	987
1,316,379		GNMA	5.500	07/20/38	1,457
458,766		GNMA	6.000	08/20/38	526
842,599		GNMA	6.500	11/20/38	989
71,326		GNMA	4.500	02/20/39	79
648,293		GNMA	2.176	05/16/39	653
2,669,884		GNMA	5.000	06/15/39	3,040
1,697,240		GNMA	5.000	06/15/39	1,930
10,867,092		GNMA	4.500	09/20/39	12,039
11,992,434		GNMA	3.700	08/15/40	12,971
126,041		GNMA	4.500	08/20/41	139
374,146		GNMA	4.500	09/20/41	413
38,591,838		GNMA	3.500	10/20/42	6,672
84,808		GNMA	4.500	01/20/44	94
91,796		GNMA	4.500	02/20/44	101
1,193,141		GNMA	4.500	05/20/44	1,316
151,675		GNMA	4.500	05/20/44	167
1,191,438		GNMA	4.500	08/20/44	1,313
1,235,921		GNMA	4.500	09/20/44	1,362
400,311		GNMA	4.500	10/20/44	441
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$408,201		GNMA	4.500%	11/20/44	$451
755,613		GNMA	4.500	12/20/44	833
1,119,902		GNMA	4.500	02/20/45	1,233
1,490,474		GNMA	4.500	08/20/45	1,645
1,217,058		GNMA	4.500	08/20/45	1,343
1,236,106		GNMA	4.500	12/20/45	1,364
93,669,330		GNMA	3.500	05/20/46	99,626
57,141,489		GNMA	4.000	08/20/46	61,437
45,000,000	h	GNMA	3.500	10/20/46	47,798
100,000,000	h	GNMA	3.000	11/20/46	104,561
60,000,000	h	GNMA	3.000	12/20/46	62,614
		TOTAL MORTGAGE BACKED			2,878,010

MUNICIPAL BONDS - 2.7%
10,000,000		City of Dallas TX Waterworks & Sewer System Revenue	0.985	10/01/18	9,981
8,725,000		City of Dallas TX Waterworks & Sewer System Revenue	1.217	10/01/19	8,704
5,000,000		City of Dallas TX Waterworks & Sewer System Revenue	1.868	10/01/22	4,984
2,775,000		City of Dallas TX Waterworks & Sewer System Revenue	2.068	10/01/23	2,783
1,350,000		City of Dallas TX Waterworks & Sewer System Revenue	2.389	10/01/25	1,361
3,000,000		City of Dallas TX Waterworks & Sewer System Revenue	2.439	10/01/26	3,022
2,025,000		City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,149
1,575,000		City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,684
9,950,000		Commonwealth of Massachusetts	3.277	06/01/46	10,408
1,875,000		County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,865
1,505,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,525
1,500,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,506
3,500,000		County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,525
3,500,000		County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,510
2,500,000		County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,506
980,000		Imperial Irrigation District Electric System Revenue	0.945	11/01/16	980
1,875,000		Imperial Irrigation District Electric System Revenue	0.995	11/01/17	1,872
1,895,000		Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,890
5,265,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,212
2,350,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,309
1,000,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	999
4,805,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,751
2,560,000		Michigan Finance Authority	1.941	11/01/21	2,561
3,000,000		Michigan Finance Authority	2.244	11/01/22	3,020
6,000,000		New York State Dormitory Authority	3.879	07/01/46	6,127
2,000,000		Permanent University Fund	1.439	07/01/17	2,007
2,625,000		Permanent University Fund	1.730	07/01/18	2,660
4,720,000		Permanent University Fund	1.880	07/01/19	4,785
2,320,000		Permanent University Fund	2.258	07/01/20	2,370
2,160,000		Permanent University Fund	2.408	07/01/21	2,242
2,750,000		Permanent University Fund	2.508	07/01/22	2,860
2,855,000		Permanent University Fund	2.608	07/01/23	2,994
3,250,000		Permanent University Fund	2.708	07/01/24	3,405
2,335,000		Permanent University Fund	2.808	07/01/25	2,462
3,775,000		Permanent University Fund	2.908	07/01/26	4,016
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,000,000		Permanent University Fund	3.008%	07/01/27	$4,223
2,000,000		Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,083
1,700,000		Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	1,786
1,500,000		Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,589
1,000,000		Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,065
7,500,000		Port of Morrow OR	1.582	09/01/20	7,526
2,075,000		Port of Morrow OR	1.782	09/01/21	2,096
1,000,000		Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	990
1,000,000		Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	999
1,250,000		Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,241
1,785,000		Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,768
1,600,000		Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,594
700,000		Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	690
900,000		Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	893
24,500,000		South Carolina Public Service Authority	2.388	12/01/23	24,819
3,060,000		State of Georgia	2.000	07/01/20	3,134
3,215,000		State of Georgia	2.150	07/01/21	3,326
3,465,000		State of Georgia	1.910	02/01/23	3,469
3,905,000		State of Georgia	2.750	07/01/25	4,028
4,100,000		State of Georgia	2.850	07/01/26	4,217
4,305,000		State of Georgia	2.950	07/01/27	4,419
4,520,000		State of Georgia	3.050	07/01/28	4,639
3,245,000		State of Georgia	3.150	07/01/29	3,298
19,760,000		State of Illinois	4.833	02/01/17	19,941
5,866,667		State of Illinois	4.350	06/01/18	5,997
7,500,000		State of Illinois	2.000	06/15/19	7,591
7,160,000		State of Illinois	5.463	02/01/20	7,713
12,500,000		State of Illinois	1.930	06/15/20	12,513
12,500,000		State of Illinois	2.250	06/15/21	12,645
12,500,000		State of Illinois	3.150	06/15/26	12,799
12,500,000		State of Illinois	3.250	06/15/27	12,699
20,000,000		State of Michigan	1.579	11/01/20	20,047
13,000,000		State of Michigan	1.779	11/01/21	13,021
7,000,000		State of Michigan	1.966	11/01/22	7,027
6,000,000		University of California	2.570	05/15/22	6,245
17,045,000		University of California	3.931	05/15/45	17,865
20,000,000		University of New Mexico	3.532	06/20/32	20,549
		TOTAL MUNICIPAL BONDS			379,579

U.S. TREASURY SECURITIES - 14.9%
2,185,000		United States Treasury Bond	5.250	11/15/28	3,028
29,175,000		United States Treasury Bond	5.250	02/15/29	40,610
100,686,000	p	United States Treasury Bond	5.375	02/15/31	147,053
65,602,000		United States Treasury Bond	4.500	02/15/36	92,481
4,500,000		United States Treasury Bond	4.750	02/15/37	6,542
12,000,000		United States Treasury Bond	3.500	02/15/39	14,895
11,900,000		United States Treasury Bond	3.875	08/15/40	15,561
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$19,135,000		United States Treasury Bond	4.375%	05/15/41	$26,942
16,434,000		United States Treasury Bond	3.750	08/15/41	21,168
56,375,000		United States Treasury Bond	3.625	08/15/43	71,975
35,680,000		United States Treasury Bond	3.000	05/15/45	40,808
81,710,000		United States Treasury Bond	2.875	08/15/45	91,295
192,115,000	p	United States Treasury Bond	2.500	05/15/46	199,484
64,500,000		United States Treasury Bond	2.250	08/15/46	63,535
10,000,000		United States Treasury Note	3.125	10/31/16	10,023
2,700,000		United States Treasury Note	0.750	01/15/17	2,703
3,000,000		United States Treasury Note	1.000	12/31/17	3,010
200,000		United States Treasury Note	0.750	02/28/18	200
64,345,000		United States Treasury Note	0.875	03/31/18	64,473
120,000,000		United States Treasury Note	0.875	05/31/18	120,244
32,200,000		United States Treasury Note	0.625	06/30/18	32,128
37,665,000		United States Treasury Note	0.875	07/15/18	37,733
21,900,000		United States Treasury Note	0.750	07/31/18	21,894
12,100,000		United States Treasury Note	2.250	07/31/18	12,424
59,000,000		United States Treasury Note	0.750	08/31/18	58,986
9,966,900		United States Treasury Note	1.375	09/30/18	10,079
1,365,000		United States Treasury Note	1.750	10/31/18	1,392
10,100,000		United States Treasury Note	0.750	02/15/19	10,080
75,775,000		United States Treasury Note	1.000	03/15/19	76,059
1,195,000		United States Treasury Note	0.875	04/15/19	1,196
8,000,000		United States Treasury Note	0.875	09/15/19	7,999
124,787,000		United States Treasury Note	1.625	07/31/20	127,502
3,000,000		United States Treasury Note	1.750	12/31/20	3,080
750,000		United States Treasury Note	1.375	01/31/21	758
825,000		United States Treasury Note	2.125	01/31/21	860
19,589,300		United States Treasury Note	1.125	02/28/21	19,602
12,720,000		United States Treasury Note	2.000	02/28/21	13,193
48,635,000		United States Treasury Note	1.375	04/30/21	49,148
3,240,000		United States Treasury Note	2.250	04/30/21	3,399
1,040,000		United States Treasury Note	1.375	05/31/21	1,052
16,465,000		United States Treasury Note	2.000	05/31/21	17,092
1,730,000		United States Treasury Note	2.125	06/30/21	1,807
25,473,000		United States Treasury Note	1.125	08/31/21	25,449
11,825,000		United States Treasury Note	2.000	08/31/21	12,283
5,050,000		United States Treasury Note	1.125	09/30/21	5,043
133,872,000		United States Treasury Note	8.000	11/15/21	179,090
73,000,000		United States Treasury Note	1.750	02/28/22	74,911
1,710,000		United States Treasury Note	1.750	03/31/22	1,754
8,000,000		United States Treasury Note	1.750	04/30/22	8,205
4,565,000		United States Treasury Note	2.125	06/30/22	4,775
23,000,000		United States Treasury Note	2.000	07/31/22	23,903
106,110,000		United States Treasury Note	1.875	08/31/22	109,505
56,465,000		United States Treasury Note	1.750	09/30/22	57,863
500,000		United States Treasury Note	1.750	01/31/23	512
1,875,000		United States Treasury Note	1.625	04/30/23	1,903
510,000		United States Treasury Note	1.375	06/30/23	509
500,000		United States Treasury Note	1.250	07/31/23	495
52,220,000		United States Treasury Note	1.500	08/15/26	51,749
		TOTAL U.S. TREASURY SECURITIES			2,101,442

		TOTAL GOVERNMENT BONDS			6,442,149
		(Cost $6,251,182)
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
STRUCTURED ASSETS - 16.2%

ASSET BACKED - 5.8%
$578,870	i	ACE Securities Corp Home Equity Loan Trust	1.260%	08/25/35	$574
		Series - 2005 HE5 (Class M2)
2,125,000		Ally Auto Receivables Trust	1.720	04/15/21	2,147
		Series - 2016 3 (Class A4)
12,624,564		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	12,644
		Series - 2013 1 (Class C)
5,371,191		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	5,381
		Series - 2013 2 (Class C)
18,920,000		AmeriCredit Automobile Receivables Trust	2.420	05/08/19	19,056
		Series - 2013 2 (Class D)
6,675,000		AmeriCredit Automobile Receivables Trust	2.720	09/09/19	6,735
		Series - 2013 4 (Class C)
15,037,000	g	AmeriCredit Automobile Receivables Trust	4.460	11/08/19	15,079
		Series - 2012 3 (Class E)
3,500,000		AmeriCredit Automobile Receivables Trust	1.460	05/08/21	3,504
		Series - 2016 3 (Class A3)
12,805,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	13,176
		Series - 2015 3 (Class D)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
666,667	g	Avis Budget Rental Car Funding AESOP LLC	3.410	11/20/17	668
		Series - 2011 3A (Class A)
1,833,333	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	1,838
		Series - 2011 3A (Class B)
7,833,333	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	7,836
		Series - 2011 5A (Class C)
9,270,833	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	9,321
		Series - 2011 5A (Class B)
4,890,000	g	Avis Budget Rental Car Funding AESOP LLC	3.887	05/20/18	4,928
		Series - 2012 2A (Class B)
2,701,000	g	Avis Budget Rental Car Funding AESOP LLC	1.920	09/20/19	2,700
		Series - 2013 1A (Class A)
5,000,000		Cabela’s Credit Card Master Note Trust	1.780	06/15/22	5,011
		Series - 2016 1 (Class A1)
14,831,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	14,846
		Series - 2013 1 (Class C)
6,616,000		Capital Auto Receivables Asset Trust	1.620	03/20/19	6,634
		Series - 2015 4 (Class A2)
2,000,000		Capital Auto Receivables Asset Trust	1.460	06/22/20	1,999
		Series - 2016 2 (Class A3)
6,250,000		Capital Auto Receivables Asset Trust	1.540	08/20/20	6,253
		Series - 2016 3 (Class A3)
3,500,000		Capital Auto Receivables Asset Trust	1.630	01/20/21	3,497
		Series - 2016 2 (Class A4)
5,250,000		Capital Auto Receivables Asset Trust	1.690	03/20/21	5,262
		Series - 2016 3 (Class A4)
11,525,000		Capital Auto Receivables Asset Trust	2.190	09/20/21	11,566
		Series - 0 1 (Class D)
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,000,000	g	Capital Automotive REIT	3.660%	10/15/44	$8,006
		Series - 2014 1A (Class A)
3,500,000		Carmax Auto Owner Trust	1.390	05/17/21	3,509
		Series - 2016 3 (Class A3)
3,000,000		Carmax Auto Owner Trust	1.600	01/18/22	3,015
		Series - 2016 3 (Class A4)
3,000,000		CarMax Auto Owner Trust	1.680	09/15/21	3,024
		Series - 2016 2 (Class A4)
4,139,311	i,m	CCR, Inc	0.963	07/10/17	4,116
		Series - 2010 CX (Class C)
836,712	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	755
		Series - 2004 2 (Class 1M2)
934,343	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	932
		Series - 2002 1 (Class AF6) (Step Bond)
5,500,000		CNH Equipment Trust	1.630	08/15/21	5,541
		Series - 2016 B (Class A3)
7,000,000		CNH Equipment Trust	1.440	12/15/21	7,005
		Series - 2016 C (Class A3)
7,880,000	g	DB Master Finance LLC	3.262	02/20/45	7,921
		Series - 2015 1A (Class A2I)
6,895,000	g	DB Master Finance LLC	3.980	02/20/45	7,049
		Series - 2015 1A (Class A2II)
5,525,000	g,i	DB/UBS Mortgage Trust	5.884	11/10/46	6,278
		Series - 2011 LC1A (Class C)
66,046,313	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	67,920
		Series - 2012 1A (Class A2)
16,872,500	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	17,031
		Series - 2015 1A (Class A2I)
2,481,250	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	2,528
		Series - 2015 1A (Class A2II)
5,250,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,250
		Series - 2013 A (Class B)
1,595,000		Ford Credit Auto Owner Trust	2.430	01/15/19	1,596
		Series - 2012 C (Class D)
3,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	3,581
		Series - 2016 1 (Class A)
10,000,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	10,086
		Series - 2016 2 (Class A)
5,000,000		Ford Credit Floorplan Master Owner Trust	1.550	07/15/21	4,996
		Series - 2016 3 (Class A1)
5,000,000		Ford Credit Floorplan Master Owner Trust	2.390	08/15/22	5,126
		Series - 2015 5 (Class A)
5,500,000		GM Financial Automobile Leasing Trust	1.620	09/20/19	5,528
		Series - 2016 2 (Class A3)
7,500,000		GM Financial Automobile Leasing Trust	1.610	12/20/19	7,538
		Series - 2016 3 (Class A3)
3,500,000	g	GMF Floorplan Owner Revolving Trust	1.960	05/17/21	3,512
		Series - 2016 1 (Class A1)
10,000,000		GS Mortgage Securities Trust 2016-GS3	2.777	10/10/49	10,286
		Series - 2016 GS3 (Class AAB)
5,705,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	5,686
		Series - 2013 1A (Class A2)
5,000,000	g	Hertz Vehicle Financing LLC	2.320	03/25/20	5,025
		Series - 2016 1A (Class A)
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,875,000	g	Hertz Vehicle Financing LLC	2.270%	07/25/20	$4,879
		Series - 2016 3A (Class A)
1,630,906	i	Irwin Home Equity Corp	1.285	02/25/34	1,588
		Series - 2005 A (Class A3)
12,114,027	g	JG Wentworth XXII LLC	3.820	12/15/48	12,533
		Series - 2010 3A (Class A)
7,000,000		John Deere Owner Trust	1.250	06/15/20	7,011
		Series - 2016 B (Class A3)
2,297,260	i	Lehman XS Trust	0.775	02/25/36	2,187
		Series - 2006 1 (Class 1A1)
5,779,410	i	Lehman XS Trust	6.500	06/25/46	4,607
		Series - 2006 13 (Class 2A1)
345,380		Louisiana Public Facilities Authority	5.750	02/01/19	350
		Series - 2008 ELL (Class A2)
7,000,000	g,h,i	Navistar Financial Dealer Note Master Owner Trust II	2.146	09/27/21	7,000
		Series - 2016 1 (Class A)
5,000,000		Nissan Auto Lease Trust	1.490	03/15/19	5,010
		Series - 2016 A (Class A3)
2,593,000	g	OneMain Direct Auto Receivables Trust	2.040	01/15/21	2,603
		Series - 2016 1A (Class A)
646,677	g	OneMain Financial Issuance Trust	2.430	06/18/24	647
		Series - 2014 1A (Class A)
164,105	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.470	09/25/34	164
		Series - 2004 WHQ1 (Class M1)
17,822	i	Renaissance Home Equity Loan Trust	1.404	08/25/33	16
		Series - 2003 2 (Class A)
67,248	i	Residential Asset Securities Corp	6.489	10/25/30	69
		Series - 2001 KS2 (Class AI6)
1,066,082	i	Residential Funding Mortgage Securities II, Inc	5.950	08/25/34	1,107
		Series - 2005 HI1 (Class A5) (Step Bond)
408,195	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	410
		Series - 2006 HI1 (Class M1) (Step Bond)
350,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	366
		Series - 2006 HI1 (Class M2) (Step Bond)
11,355,514		Santander Drive Auto Receivables Trust	3.500	06/15/18	11,441
		Series - 2012 4 (Class D)
3,712,758		Santander Drive Auto Receivables Trust	1.760	01/15/19	3,719
		Series - 2013 1 (Class C)
5,830,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	5,874
		Series - 2013 2013-1 (Class D)
23,179,666		Santander Drive Auto Receivables Trust	1.620	02/15/19	23,198
		Series - 2014 2 (Class B)
4,410,000		Santander Drive Auto Receivables Trust	2.570	03/15/19	4,462
		Series - 2013 2 (Class D)
928,028		Santander Drive Auto Receivables Trust	1.810	04/15/19	930
		Series - 2013 3 (Class C)
4,625,000		Santander Drive Auto Receivables Trust	2.420	04/15/19	4,676
		Series - 2013 3 (Class D)
79,430,809		Santander Drive Auto Receivables Trust	2.250	06/17/19	79,763
		Series - 2013 5 (Class C)
3,755,966		Santander Drive Auto Receivables Trust	1.410	07/15/19	3,755
		Series - 2016 1 (Class A2A)
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$19,332,999	g	Santander Drive Auto Receivables Trust	3.120%	10/15/19	$19,499
		Series - 2013 A (Class C)
5,325,000		Santander Drive Auto Receivables Trust	2.910	04/15/20	5,419
		Series - 2014 1 (Class D)
4,500,000		Santander Drive Auto Receivables Trust	1.560	05/15/20	4,482
		Series - 2016 2 (Class A3)
600,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	603
		Series - 2015 5 (Class B)
14,172,000		Santander Drive Auto Receivables Trust	2.130	08/17/20	14,247
		Series - 2014 3 (Class C)
600,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	609
		Series - 2015 5 (Class C)
29,848	i	Securitized Asset Backed Receivables LLC	0.825	10/25/35	30
		Series - 2006 OP1 (Class A2C)
206,079	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	205
		Series - 2013 1A (Class A)
5,046,215	g	Sierra Receivables Funding Co LLC	2.700	10/20/30	5,064
		Series - 2013 3A (Class B)
5,126,714	g	Sierra Receivables Funding Co LLC	2.050	06/20/31	5,130
		Series - 2014 2A (Class A)
2,111,000	g	Sierra Receivables Funding Co LLC	2.400	06/20/31	2,111
		Series - 2014 2A (Class B)
6,278,582	g	Sierra Receivables Funding Co LLC	2.400	03/22/32	6,308
		Series - 2015 1A (Class A)
3,176,280	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	3,193
		Series - 2015 3A (Class A)
862,338	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	871
		Series - 2015 3A (Class B)
6,322,760	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	6,323
		Series - 2016 2A (Class A)
12,561,517	g	SLM Student Loan Trust	3.740	02/15/29	12,909
		Series - 2011 B (Class A2)
8,500,000	g	SoFi Professional Loan Program LLC	1.530	04/25/33	8,500
		Series - 2016 D (Class A2A)
4,291,713	g	SolarCity LMC	4.590	04/20/44	4,174
		Series - 2014 1 (Class A)
58,884,735	g	SpringCastle America Funding LLC	2.700	05/25/23	59,075
		Series - 2014 AA (Class A)
34,000,000	g,h	SpringCastle America Funding LLC	3.050	04/25/29	34,255
		Series - 2016 AA (Class A)
1,608,778	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.745	10/25/36	1,603
		Series - 2006 GEL4 (Class A2)
13,250,000	g	Taco Bell Funding LLC	3.832	05/25/46	13,436
		Series - 2016 1A (Class A2I)
3,500,000	g	Verizon Owner Trust	1.420	01/20/21	3,508
		Series - 2016 1A (Class A)
1,890,000	g	Vornado DP LLC	5.280	09/13/28	2,063
		Series - 2010 VNO (Class C)
573,912	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	582
		Series - 2006 N1 (Class N1)
827,380	g,i	Wachovia Loan Trust	0.885	05/25/35	812
		Series - 2005 SD1 (Class A)
34,650,000	g	Wendys Funding LLC	3.371	06/15/45	34,803
		Series - 2015 1A (Class A2I)
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000		World Financial Network Credit Card Master Trust	2.030%	04/15/25	$3,020
		Series - 2016 A (Class A)
		TOTAL ASSET BACKED			814,694

OTHER MORTGAGE BACKED - 10.4%
3,047,000	g,i	ACRE Commercial Mortgage Trust	3.030	08/15/31	3,027
		Series - 2014 FL2 (Class C)
6,500,000	g,i	ACRE Commercial Mortgage Trust	3.930	08/15/31	6,333
		Series - 2014 FL2 (Class D)
2,000,000	i	Banc of America Commercial Mortgage Trust	5.772	05/10/45	1,997
		Series - 2006 2 (Class B)
1,059,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	1,059
		Series - 2006 6 (Class AM)
2,500,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	2,504
		Series - 2006 6 (Class B)
10,500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	10,445
		Series - 2007 1 (Class AM)
14,549,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	14,478
		Series - 2007 1 (Class AMFX)
12,000,000		Banc of America Commercial Mortgage Trust	3.019	06/15/49	12,580
		Series - 2016 UB10 (Class ASB)
3,500,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	3,150
		Series - 2007 4 (Class E)
2,000,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	1,872
		Series - 2007 4 (Class D)
18,825,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.087	09/11/42	19,026
		Series - 2007 T28 (Class AJ)
2,500,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.878	06/11/50	2,511
		Series - 2007 PW17 (Class AJ)
10,000,000		CD Mortgage Trust	2.622	08/10/49	10,257
		Series - 2016 CD1 (Class ASB)
8,000,000	g	CGBAM Commercial Mortgage Trust	3.516	04/10/28	8,174
		Series - 2015 SMRT (Class C)
9,000,000	g	CGBAM Commercial Mortgage Trust	3.768	04/10/28	9,180
		Series - 2015 SMRT (Class D)
7,998,683	i	CHL Mortgage Pass-Through Trust	2.852	02/20/35	8,002
		Series - 2004 HYB9 (Class 1A1)
3,000,000	g,h	Citigroup Commercial Mortgage Trust	2.228	09/10/31	3,000
		Series - 2016 SMPL (Class A)
2,500,000	g,h	Citigroup Commercial Mortgage Trust	2.576	09/10/31	2,500
		Series - 2016 SMPL (Class B)
13,903,084		Citigroup Commercial Mortgage Trust	1.506	05/10/49	13,938
		Series - 2016 C1 (Class A1)
6,500,000		Citigroup Commercial Mortgage Trust	3.003	05/10/49	6,767
		Series - 2016 C1 (Class AAB)
9,812,689		Citigroup Commercial Mortgage Trust	1.382	07/10/49	9,780
		Series - 2016 P4 (Class A1)
245,464	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	246
		Series - 2007 C6 (Class ASB)
7,095,000	i	Citigroup Commercial Mortgage Trust	5.899	12/10/49	7,207
		Series - 2007 C6 (Class AM)
15,000,000	g,i	Citigroup Commercial Mortgage Trust	5.900	12/10/49	15,237
		Series - 2007 C6 (Class AMFX)
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$32,585,000	i	COBALT CMBS Commercial Mortgage Trust	5.771%	05/15/46	$33,275
		Series - 2007 C3 (Class AM)
16,626,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	16,708
		Series - 2007 C3 (Class AJ)
5,640,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	5,705
		Series - 2007 C2 (Class AMFX)
765,140		COMM Mortgage Trust	1.399	02/10/48	765
		Series - 2015 LC19 (Class A1)
5,000,000	g,i	COMM Mortgage Trust	1.208	12/10/49	4,820
		Series - 2007 C9 (Class AJFL)
2,180,000	i	COMM Mortgage Trust	5.650	12/10/49	2,238
		Series - 2007 C9 (Class AJ)
3,500,000	i	COMM Mortgage Trust	5.813	12/10/49	3,494
		Series - 2007 C9 (Class F)
1,000,000	i	COMM Mortgage Trust	6.007	12/10/49	1,002
		Series - 2007 C9 (Class C)
5,039,179		COMM Mortgage Trust	1.667	07/10/50	5,066
		Series - 2015 PC1 (Class A1)
270,868	i	Commercial Mortgage Trust	5.238	04/10/37	271
		Series - 2005 GG5 (Class AJ)
16,156,810	i	Commercial Mortgage Trust	5.796	12/10/49	16,244
		Series - 2007 C9 (Class B)
28,000,000	i	Commercial Mortgage Trust	5.867	12/10/49	28,900
		Series - 2007 GG11 (Class AM)
2,273,159	i	Connecticut Avenue Securities	2.025	02/25/25	2,276
		Series - 2015 C01 (Class 1M1)
12,546,033	i	Connecticut Avenue Securities	2.675	09/25/28	12,725
		Series - 2016 C02 (Class 1M1)
13,846,346	i	Connecticut Avenue Securities	1.875	01/25/29	13,904
		Series - 2016 C05 (Class 2M1)
39,641,450	i	Connecticut Avenue Securities	1.975	01/25/29	39,882
		Series - 2016 C04 (Class 1M1)
12,133,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	12,180
		Series - 2007 C4 (Class A1AJ)
15,500,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	15,568
		Series - 2007 C4 (Class AJ)
9,000,000	i	Credit Suisse Commercial Mortgage Trust	5.953	09/15/39	9,246
		Series - 2007 C4 (Class A1AM)
11,120,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	11,123
		Series - 2006 C5 (Class AM)
11,235,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	11,261
		Series - 2009 RR1 (Class A3C)
21,335,000	i	Credit Suisse Commercial Mortgage Trust	0.760	01/15/49	21,014
		Series - 2007 C2 (Class AMFL)
5,052,000	i	Credit Suisse Commercial Mortgage Trust	5.615	01/15/49	5,107
		Series - 2007 C2 (Class AM)
22,500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	22,539
		Series - 2007 C2 (Class AJ)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	12,674
		Series - 2006 OMA (Class D)
14,808,828		Csail 2015-C2 Commercial Mortgage Trust	1.454	06/15/57	14,801
		Series - 2015 C2 (Class A1)
11,000,000		DBJPM Mortgage Trust	2.756	09/10/49	11,308
		Series - 2016 C3 (Class ASB)
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$30,000,000	g	DBUBS Mortgage Trust	4.537%	07/10/44	$33,113
		Series - 2011 LC2A (Class A4)
2,084,000	g,i	DBUBS Mortgage Trust	5.510	08/10/44	2,363
		Series - 2011 LC3A (Class B)
5,000,000	g	Four Times Square Trust Commercial Mortgage Pass-Through Certificates	5.401	12/13/28	5,618
		Series - 2006 4TS (Class A)
19,679,135	i	GE Commercial Mortgage Corp	5.606	12/10/49	19,481
		Series - 2007 C1 (Class AM)
3,665,000	i	GMAC Commercial Mortgage Securities, Inc	4.984	12/10/41	3,766
		Series - 2004 C3 (Class C)
5,000,000	g	GRACE 2014-GRCE Mortgage Trust	3.520	06/10/28	5,282
		Series - 2014 GRCE (Class B)
21,180,000	g	GRACE Mortgage Trust	3.369	06/10/28	22,551
		Series - 2014 GRCE (Class A)
4,371,471	i	Greenwich Capital Commercial Funding Corp	6.013	07/10/38	4,367
		Series - 2006 GG7 (Class AM)
15,943,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	17,224
		Series - 2012 ALOH (Class A)
5,910,000	g,i	GS Mortgage Securities Corp II	5.357	12/10/43	6,597
		Series - 2010 C2 (Class B)
6,000,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	6,098
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust	3.075	08/10/38	2,516
		Series - 2016 10HY (Class B)
1,190,555	i	Impac CMB Trust	1.185	03/25/35	1,095
		Series - 2004 11 (Class 2A1)
7,965,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	7,957
		Series - 2005 LDP2 (Class C)
4,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.520	05/15/45	3,994
		Series - 2006 LDP8 (Class B)
8,145,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.360	02/15/46	8,891
		Series - 2011 C3 (Class C)
1,357,254	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.106	07/15/46	1,410
		Series - 2011 C4 (Class A3)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.577	07/15/46	7,166
		Series - 2011 C4 (Class C)
17,862,438		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	17,866
		Series - 2006 LDP9 (Class A1A)
20,904,862		JP Morgan Chase Commercial Mortgage Securities Trust	1.324	08/15/49	20,847
		Series - 2016 JP2 (Class A1)
7,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.713	08/15/49	7,178
		Series - 2016 JP2 (Class ASB)
3,695,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	3,797
		Series - 2007 LD12 (Class AM)
2,695,214	g	JP Morgan Mortgage Trust	2.690	06/25/46	2,742
		Series - 2016 2 (Class A1)
2,471,040	g	JP Morgan Mortgage Trust	2.869	06/25/46	2,527
		Series - 2016 2 (Class 2A1)
118,205,946	i	JPMBB Commercial Mortgage Securities Trust	1.665	11/15/48	8,869
		Series - 2015 C32 (Class XA)
88,354	i	LB-UBS Commercial Mortgage Trust	5.852	06/15/38	88
		Series - 2006 C4 (Class AJ)
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,000,000		LB-UBS Commercial Mortgage Trust	5.484%	02/15/40	$6,014
		Series - 2007 C1 (Class AJ)
1,400,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	1,389
		Series - 2007 C1 (Class C)
4,150,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	4,056
		Series - 2007 C1 (Class D)
7,225,000	g	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	7,369
		Series - 2007 C6 (Class AMFL)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	776
		Series - 2007 C6 (Class AM)
14,679,681	g,i	LVII Resecuritization Trust	3.324	07/25/47	14,845
		Series - 2015 A (Class A)
2,205,000	i	Merrill Lynch Mortgage Trust	6.472	02/12/51	2,271
		Series - 0 C1 (Class AJA)
5,880,000	g,i	Merrill Lynch Mortgage Trust	6.472	02/12/51	6,048
		Series - 2008 C1 (Class C)
2,210,442	g,i	Merrill Lynch Mortgage Trust	6.472	02/12/51	2,277
		Series - 0 C1 (Class AJAF)
9,300,000	g,i	ML-CFC Commercial Mortgage Trust	0.708	08/12/48	9,111
		Series - 2007 5 (Class AMFL)
11,995,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	12,138
		Series - 2007 6 (Class AM)
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.469	02/15/46	3,295
		Series - 2013 C7 (Class AAB)
1,200,000	g	Morgan Stanley Bank of America Merrill Lynch Trust	3.989	12/15/46	1,257
		Series - 2014 C19 (Class LNC1)
4,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.194	10/15/47	4,706
		Series - 2014 C18 (Class A2)
12,400,000	g	Morgan Stanley Capital I Trust	2.695	01/11/32	12,656
		Series - 2013 WLSR (Class A)
1,719,553	g,i	Morgan Stanley Capital I Trust	6.252	08/12/41	1,717
		Series - 2006 T23 (Class B)
10,072,629	i	Morgan Stanley Capital I Trust	5.389	11/12/41	10,045
		Series - 2006 HQ10 (Class AJ)
853,179	i	Morgan Stanley Capital I Trust	5.793	07/12/44	853
		Series - 2006 HQ9 (Class AJ)
500,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	500
		Series - 2006 HQ9 (Class B)
7,383,010		Morgan Stanley Capital I Trust	5.569	12/15/44	7,566
		Series - 2007 HQ13 (Class A3)
3,450,000	g,i	Morgan Stanley Capital I Trust	5.601	09/15/47	3,796
		Series - 2011 C1 (Class D)
8,650,000	i	Morgan Stanley Capital I Trust	5.678	04/12/49	8,647
		Series - 2007 HQ12 (Class B)
13,800,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	12,484
		Series - 2007 IQ15 (Class AJ)
11,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	11,236
		Series - 2007 IQ15 (Class AM)
12,121,000	g,i	Morgan Stanley Capital I Trust	6.104	06/11/49	8,788
		Series - 2007 IQ15 (Class B)
8,750,000	i	Morgan Stanley Capital I Trust	6.080	12/12/49	9,035
		Series - 2007 IQ16 (Class AMA)
2,330,000	i	Morgan Stanley Capital I Trust	6.115	12/12/49	2,114
		Series - 2007 IQ16 (Class AJ)
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,205,000	i	Morgan Stanley Capital I Trust	6.281%	12/12/49	$7,466
		Series - 2007 IQ16 (Class AM)
12,000,000	i	Morgan Stanley Capital I Trust	6.297	12/12/49	10,883
		Series - 2007 IQ16 (Class AJFX)
22,229,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	20,166
		Series - 2007 IQ16 (Class AJA)
768,170		Morgan Stanley Capital I Trust	4.770	07/15/56	766
		Series - 0 IQ9 (Class AJ)
5,000,000	g	RBS Commercial Funding, Inc 2013-SMV Trust	3.260	03/11/31	5,188
		Series - 2013 SMV (Class A)
4,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.725	09/25/24	4,124
		Series - 2014 HQ2 (Class M2)
5,551,832	i	Structured Agency Credit Risk Debt Note (STACR)	2.925	01/25/25	5,600
		Series - 2015 DN1 (Class M2)
608,103	i	Structured Agency Credit Risk Debt Note (STACR)	1.575	03/25/25	608
		Series - 2015 HQ1 (Class M1)
1,159,659	i	Structured Agency Credit Risk Debt Note (STACR)	1.625	05/25/25	1,162
		Series - 2015 HQ2 (Class M1)
16,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.475	05/25/25	16,640
		Series - 2015 HQ2 (Class M2)
23,588,140	i	Structured Agency Credit Risk Debt Note (STACR)	1.975	07/25/28	23,710
		Series - 2016 DNA1 (Class M1)
6,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.725	10/25/28	6,352
		Series - 2016 DNA2 (Class M2)
21,286,080	i	Structured Agency Credit Risk Debt Note (STACR)	1.625	12/25/28	21,319
		Series - 2016 DNA3 (Class M1)
9,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	1.324	03/25/29	9,068
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	1.824	03/25/29	2,752
		Series - 2016 DNA4 (Class M2)
12,500,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.730	12/15/43	12,215
		Series - 2007 C30 (Class AMFL)
35,625,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	35,943
		Series - 2007 C30 (Class AM)
5,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	5,516
		Series - 2006 C27 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.865	07/15/45	2,649
		Series - 2006 C27 (Class B)
32,910,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	34,005
		Series - 2007 C34 (Class AM)
3,390,000	i	Wachovia Bank Commercial Mortgage Trust	6.020	05/15/46	1,995
		Series - 2007 C34 (Class F)
7,338,000	i	Wachovia Bank Commercial Mortgage Trust	6.139	05/15/46	7,354
		Series - 2007 C34 (Class AJ)
3,328,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	3,278
		Series - 2007 C34 (Class B)
7,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	7,271
		Series - 2007 C31 (Class AM)
8,657,290	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	8,666
		Series - 2007 C31 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	1,976
		Series - 2007 C31 (Class B)
88,795,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	90,250
		Series - 2007 C32 (Class AMFX)
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,794,000	i	Wachovia Bank Commercial Mortgage Trust	5.750%	06/15/49	$2,684
		Series - 2007 C32 (Class B)
49,550,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	48,420
		Series - 2007 C32 (Class AJ)
33,600,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	34,292
		Series - 2007 C33 (Class AM)
8,783,125		Wells Fargo Commercial Mortgage Trust	1.392	07/15/48	8,763
		Series - 2016 C35 (Class A1)
10,000,000		Wells Fargo Commercial Mortgage Trust	2.788	07/15/48	10,283
		Series - 2016 C35 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.514	08/15/49	15,240
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	15,500
		Series - 2016 LC24 (Class ASB)
8,389,000	h	Wells Fargo Commercial Mortgage Trust	2.827	11/15/49	8,622
		Series - 2016 NXS6 (Class ASB)
7,250,000		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	7,665
		Series - 2016 C33 (Class ASB)
6,000,000		Wells Fargo Commercial Mortgage Trust	3.749	03/15/59	6,489
		Series - 2016 C33 (Class AS)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,246
		Series - 2010 C1 (Class B)
55,000,000	g,i	WFRBS Commercial Mortgage Trust	4.902	06/15/44	61,808
		Series - 2011 C4 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			1,467,692

		TOTAL STRUCTURED ASSETS			2,282,386
		(Cost $2,292,280)

		TOTAL BONDS			13,766,466
		(Cost $13,376,114)

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp			1,638
1,527,061	*	Federal National Mortgage Association			5,360
		TOTAL BANKS			6,998
		TOTAL PREFERRED STOCKS			6,998
		(Cost $49,942)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 7.3%

GOVERNMENT AGENCY DEBT - 0.3%
$5,300,000		Federal Home Loan Bank (FHLB)	0.100	10/03/16	5,300
8,400,000		FHLB	0.375	10/05/16	8,400
25,000,000		FHLB	0.375	10/12/16	24,999
		TOTAL GOVERNMENT AGENCY DEBT			38,699
349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
TREASURY DEBT - 7.0%
$50,000,000	United States Treasury Bill	0.323%	10/06/16	$50,000
122,500,000	United States Treasury Bill	0.215-0.311	10/20/16	122,490
30,000,000	United States Treasury Bill	0.220	10/27/16	29,996
217,000,000	United States Treasury Bill	0.245-0.280	11/03/16	216,963
59,950,000	United States Treasury Bill	0.274-0.280	11/10/16	59,937
50,000,000	United States Treasury Bill	0.295	12/01/16	49,986
50,000,000	United States Treasury Bill	0.308	12/15/16	49,980
68,900,000	United States Treasury Bill	0.329-0.394	12/29/16	68,853
97,000,000	United States Treasury Bill	0.421	01/19/17	96,920
90,000,000	United States Treasury Bill	0.282-0.420	02/02/17	89,900
72,300,000	United States Treasury Bill	0.305-0.410	02/09/17	72,211
15,000,000	United States Treasury Bill	0.353	03/02/17	14,977
73,900,000	United States Treasury Bill	0.392	03/23/17	73,751
	TOTAL TREASURY DEBT			995,964

	TOTAL SHORT-TERM INVESTMENTS			1,034,663
	(Cost $1,034,557)

	TOTAL INVESTMENTS - 105.5%			14,891,552
	(Cost $14,543,374)
	OTHER ASSETS & LIABILITIES, NET - (5.5)%			(781,400)
	NET ASSETS - 100.0%			$14,110,152

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Columbian Peso
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RUB	Russian Ruble
SEK	Swedish Krone
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

350

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

*	Non-income producing
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/16, the aggregate value of these securities was $2,046,947,000 or 14.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
p	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on open forward foreign currency contracts.
q	In default
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
351

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

			VALUE
PRINCIPAL		ISSUER	(000)
GOVERNMENT BONDS - 99.5%

AGENCY SECURITIES - 0.7%
$18,000,000		Montefiore Medical Center 2.895%, 04/20/32	$18,081
3,500,000		Private Export Funding Corp (PEFCO) 2.300%, 09/15/20	3,634
3,000,000		3.250%, 06/15/25	3,295
4,375,000		Tunisia Government AID Bonds 1.416%, 08/05/21	4,394
3,500,000		Ukraine Government AID Bonds 1.847%, 05/29/20	3,566
15,000,000		1.471%, 09/29/21	15,091
		TOTAL AGENCY SECURITIES	48,061

MORTGAGE BACKED - 0.2%
13,774,605		Government National Mortgage Association (GNMA) 3.650%, 02/15/32	15,216
		TOTAL MORTGAGE BACKED	15,216

U.S. TREASURY SECURITIES - 98.6%
	k	United States Treasury Inflation Indexed Bonds
148,256,094		0.125%, 04/15/17	148,669
94,867,589		2.625%, 07/15/17	97,812
149,394,938		1.625%, 01/15/18	154,013
409,256,410		0.125%, 04/15/18	413,755
151,333,668		1.375%, 07/15/18	157,755
148,520,575		2.125%, 01/15/19	158,205
306,063,880		0.125%, 04/15/19	311,314
138,635,760		1.875%, 07/15/19	148,902
171,720,470		1.375%, 01/15/20	182,391
448,577,955		0.125%, 04/15/20	457,459
294,228,871		1.250%, 07/15/20	314,519
331,079,141		1.125%, 01/15/21	352,474
188,358,555		0.125%, 04/15/21	192,343
347,882,724		0.625%, 07/15/21	365,435
346,611,274		0.125%, 01/15/22	353,899
405,003,240		0.125%, 07/15/22	414,903
274,209,060		0.125%, 01/15/23	278,744
85,832,790		0.375%, 07/15/23	89,022
78,645,013		0.625%, 01/15/24	82,585
96,286,300		0.125%, 07/15/24	97,798
74,173,110		0.250%, 01/15/25	75,639
258,231,410		2.375%, 01/15/25	308,094
78,141,910		0.375%, 07/15/25	80,812
110,398,470		0.625%, 01/15/26	116,263
216,224,412		2.000%, 01/15/26	254,294
71,284,000		0.125%, 07/15/26	72,167
162,536,994		2.375%, 01/15/27	199,603
352

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

		VALUE
PRINCIPAL	ISSUER	(000)
$192,300,750	1.750%, 01/15/28	$225,475
119,072,399	3.625%, 04/15/28	164,693
182,596,239	2.500%, 01/15/29	232,239
153,844,404	3.875%, 04/15/29	222,082
	United States Treasury Note
32,000,000	1.125%, 06/30/21	31,965
21,150,000	1.125%, 08/31/21	21,130
5,750,000	1.500%, 08/15/26	5,698
	TOTAL U.S. TREASURY SECURITIES	6,782,151

	TOTAL GOVERNMENT BONDS	6,845,428
	(Cost $6,427,047)

SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.2%
	Federal Home Loan Bank (FHLB)
4,050,000	0.100%, 10/03/16	4,050
10,700,000	0.220%, 10/17/16	10,699
		14,749

	TOTAL SHORT-TERM INVESTMENTS	14,749
	(Cost $14,749)
	TOTAL INVESTMENTS - 99.7%	6,860,177
	(Cost $6,441,796)
	OTHER ASSETS AND LIABILITIES, NET - 0.3%	17,627
	NET ASSETS - 100.0%	$6,877,804

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.4%

CAPITAL GOODS - 0.0%
$2,854,231	i	Manitowoc Foodservice, Inc	5.750%	03/03/23	$2,886
		TOTAL CAPITAL GOODS			2,886

ENERGY - 0.1%
781,801	i	Granite Acquisition, Inc	5.000	12/19/21	772
17,457,256	i	Granite Acquisition, Inc	5.000	12/19/21	17,239
		TOTAL ENERGY			18,011

MEDIA - 0.0%
3,159,125	i	Charter Communications Operating LLC	3.500	01/24/23	3,178
		TOTAL MEDIA			3,178

RETAILING - 0.0%
2,562,125	i	KAR Auction Services, Inc	4.375	03/09/23	2,594
		TOTAL RETAILING			2,594

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
10,000,000	i	MTS Systems Corp	5.000	07/05/23	10,069
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,069

UTILITIES - 0.2%
9,505,057	i	ExGen Renewables I LLC	5.250	02/06/21	9,588
15,181,505	i	Terra-Gen Finance Co LLC	5.250	12/09/21	12,917
		TOTAL UTILITIES			22,505

		TOTAL BANK LOAN OBLIGATIONS			59,243
		(Cost $61,081)

BONDS - 38.9%

CORPORATE BONDS - 11.2%

AUTOMOBILES & COMPONENTS - 0.2%
1,955,000	g	Adient Global Holdings Ltd	4.875	08/15/26	1,955
6,675,000	g	BMW US Capital LLC	2.250	09/15/23	6,652
7,550,000		Delphi Automotive plc	3.150	11/19/20	7,818
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,569
4,675,000		Magna International, Inc	3.625	06/15/24	4,917
		TOTAL AUTOMOBILES & COMPONENTS			24,911

BANKS - 2.6%
54,172,000		Bank of America Corp	1.950	05/12/18	54,470
5,325,000		Bank of Montreal	1.500	07/18/19	5,313
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$18,500,000		Bank of Nova Scotia	2.125%	09/11/19	$18,843
12,000,000		Bank of Nova Scotia	1.875	04/26/21	12,083
12,000,000	g	Bank of Nova Scotia	1.875	09/20/21	12,069
1,350,000		Citizens Financial Group, Inc	2.375	07/28/21	1,355
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,365
2,710,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.375	08/04/25	2,861
4,950,000		Cooperatieve Rabobank UA	3.750	07/21/26	4,961
9,400,000		Discover Bank	3.450	07/27/26	9,461
5,000,000	g	DNB Boligkreditt AS.	2.000	05/28/20	5,058
10,000,000		First Niagara Financial Group, Inc	6.750	03/19/20	11,562
30,000,000	g	ING Bank NV	2.000	11/26/18	30,199
11,500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	10,500
10,000,000	g	Intesa Sanpaolo S.p.A	5.710	01/15/26	9,456
6,300,000		KeyBank NA	2.350	03/08/19	6,418
9,913,000		Manufacturers & Traders Trust Co	6.625	12/04/17	10,468
14,000,000		Manufacturers & Traders Trust Co	1.450	03/07/18	13,997
4,644,000	i	Manufacturers & Traders Trust Co	1.739	12/28/20	4,618
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	5,968
1,605,000		Manufacturers & Traders Trust Co	2.900	02/06/25	1,647
18,775,000		Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	18,856
3,314,000	e	Northern Trust Corp	3.375	08/23/21	3,557
18,257,000		People’s United Financial, Inc	3.650	12/06/22	18,793
8,245,000		PNC Bank NA	2.950	01/30/23	8,492
8,450,000		Royal Bank of Canada	1.875	02/05/20	8,540
12,000,000		Royal Bank of Canada	2.100	10/14/20	12,200
14,500,000	e,g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,503
12,500,000		SVB Financial Group	3.500	01/29/25	12,635
5,000,000	e	Toronto-Dominion Bank	1.450	08/13/19	4,989
5,000,000		Toronto-Dominion Bank	1.800	07/13/21	4,981
		TOTAL BANKS			346,218

CAPITAL GOODS - 0.5%
2,500,000		3M Co	6.375	02/15/28	3,427
1,975,000		Anixter, Inc	5.125	10/01/21	2,066
4,575,000		Anixter, Inc	5.500	03/01/23	4,792
4,600,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	5,085
10,875,000	g	LafargeHolcim Finance US LLC	4.750	09/22/46	11,237
5,155,000		Pall Corp	5.000	06/15/20	5,782
5,625,000		Parker-Hannifin Corp	4.200	11/21/34	6,360
6,980,000		Pentair Finance S.A.	2.650	12/01/19	7,016
6,400,000		Rockwell Automation, Inc	2.050	03/01/20	6,480
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,470
6,125,000		Rockwell Collins, Inc	3.700	12/15/23	6,681
		TOTAL CAPITAL GOODS			62,396

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
5,300,000		Air Lease Corp	2.125	01/15/18	5,326
9,075,000		Air Lease Corp	3.875	04/01/21	9,597
6,525,000		Air Lease Corp	4.250	09/15/24	6,859
2,730,000		Waste Management, Inc	4.600	03/01/21	3,032
3,475,000		Waste Management, Inc	3.900	03/01/35	3,713
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			28,527
355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
CONSUMER SERVICES - 0.5%
$4,000,000		American National Red Cross	5.567%	11/15/17	$4,166
10,000,000		Henry J Kaiser Family Foundation	3.356	12/01/25	10,391
1,250,000		McDonald’s Corp	5.000	02/01/19	1,353
19,000,000		Metropolitan Museum of Art	3.400	07/01/45	19,737
7,550,000		Nature Conservancy	6.300	07/01/19	8,338
17,500,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	19,434
5,145,000		Salvation Army	5.637	09/01/26	5,816
3,450,000		Trustees of Dartmouth College	3.474	06/01/46	3,680
		TOTAL CONSUMER SERVICES			72,915

DIVERSIFIED FINANCIALS - 0.7%
750,000	g,i	Armor Re Ltd	4.724	12/15/16	752
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	2,939
2,169,000		Discover Financial Services	3.850	11/21/22	2,250
9,000,000	g	EDP Finance BV	4.125	01/15/20	9,325
9,500,000	g	EDP Finance BV	5.250	01/14/21	10,274
11,700,000		Ford Motor Credit Co LLC	3.200	01/15/21	12,012
2,300,000	e	Legg Mason, Inc	3.950	07/15/24	2,354
34,500,000		Morgan Stanley	2.200	12/07/18	34,860
9,750,000	g	RCI Banque S.A.	3.500	04/03/18	10,024
5,675,000		Unilever Capital Corp	2.000	07/28/26	5,567
		TOTAL DIVERSIFIED FINANCIALS			90,357

ENERGY - 0.7%
4,175,000		Apache Corp	3.250	04/15/22	4,285
3,000,000	e	EOG Resources, Inc	4.100	02/01/21	3,233
8,450,000		EOG Resources, Inc	3.900	04/01/35	8,442
6,225,000		EOG Resources, Inc	5.100	01/15/36	7,083
1,000,000	e	Marathon Oil Corp	2.700	06/01/20	980
7,450,000		Marathon Petroleum Corp	4.750	09/15/44	6,685
3,025,000		National Oilwell Varco, Inc	1.350	12/01/17	3,012
10,000,000		National Oilwell Varco, Inc	3.950	12/01/42	7,895
2,500,000		Noble Energy, Inc	8.250	03/01/19	2,860
3,290,000		Noble Energy, Inc	5.050	11/15/44	3,256
2,150,000	g	Northern Natural Gas Co	4.100	09/15/42	2,284
9,000,000		Phillips 66	4.650	11/15/34	9,758
5,300,000	e	Southwestern Energy Co	5.800	01/23/20	5,287
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,401
9,500,000		Statoil ASA	3.150	01/23/22	10,073
4,500,000		Statoil ASA	2.650	01/15/24	4,608
5,932,000		Statoil ASA	3.950	05/15/43	6,132
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,236
		TOTAL ENERGY			96,510

FOOD & STAPLES RETAILING - 0.1%
1,451,000		Safeway, Inc	3.400	12/01/16	1,448
7,475,000		Starbucks Corp	2.450	06/15/26	7,597
		TOTAL FOOD & STAPLES RETAILING			9,045

FOOD, BEVERAGE & TOBACCO - 0.1%
4,678,000		Kellogg Co	4.000	12/15/20	5,118
3,075,000		Mead Johnson Nutrition Co	3.000	11/15/20	3,203
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$428,000		PepsiCo, Inc	7.900%	11/01/18	$485
5,100,000		PepsiCo, Inc	1.500	02/22/19	5,136
3,600,000		PepsiCo, Inc	3.600	08/13/42	3,734
		TOTAL FOOD, BEVERAGE & TOBACCO			17,676

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
3,250,000		Laboratory Corp of America Holdings	2.625	02/01/20	3,311
9,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	9,374
7,700,000		New York and Presbyterian Hospital	4.063	08/01/56	8,325
5,375,000		Owens & Minor, Inc	3.875	09/15/21	5,554
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			26,564

INSURANCE - 0.3%
3,100,000		Progressive Corp	3.750	08/23/21	3,374
15,000,000	i	Prudential Financial, Inc	5.200	03/15/44	15,469
7,450,000	i	Prudential Financial, Inc	5.375	05/15/45	7,767
10,550,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	10,761
8,687,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	9,266
		TOTAL INSURANCE			46,637

MATERIALS - 0.4%
2,275,000		Ball Corp	5.000	03/15/22	2,460
8,930,000		Ball Corp	4.000	11/15/23	8,997
5,750,000		Domtar Corp	4.400	04/01/22	6,079
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,545
7,500,000		International Paper Co	5.000	09/15/35	8,254
5,000,000		International Paper Co	6.000	11/15/41	5,925
4,600,000		International Paper Co	4.800	06/15/44	4,867
5,000,000		MeadWestvaco Corp	7.375	09/01/19	5,735
2,500,000	g	Sealed Air Corp	5.500	09/15/25	2,681
		TOTAL MATERIALS			47,543

MEDIA - 0.2%
3,125,000	g	CCO Safari II LLC	3.579	07/23/20	3,266
10,285,000	g	Charter Communications Operating LLC	4.908	07/23/25	11,354
7,225,000		Time Warner Cable, Inc	8.250	04/01/19	8,319
5,500,000		Time Warner Cable, Inc	4.500	09/15/42	5,261
		TOTAL MEDIA			28,200

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
2,550,000		Biogen, Inc	2.900	09/15/20	2,648
7,000,000		Biogen, Inc	3.625	09/15/22	7,498
5,000,000		Bristol-Myers Squibb Co	3.250	08/01/42	5,020
3,300,000		Zoetis, Inc	3.450	11/13/20	3,450
10,000,000		Zoetis, Inc	3.250	02/01/23	10,308
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			28,924

REAL ESTATE - 0.5%
2,325,000	h	AvalonBay Communities, Inc	2.900	10/15/26	2,316
3,050,000	h	AvalonBay Communities, Inc	3.900	10/15/46	3,015
6,525,000		Brixmor Operating Partnership LP	3.850	02/01/25	6,639
6,275,000	e	Brixmor Operating Partnership LP	4.125	06/15/26	6,507
10,000,000		Equity One, Inc	3.750	11/15/22	10,377
3,500,000		Federal Realty Investment Trust	2.750	06/01/23	3,570
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,862
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,000,000		Kimco Realty Corp	6.875%	10/01/19	$8,025
340,000		Kimco Realty Corp	2.800	10/01/26	337
4,825,000		Mid-America Apartments LP	4.000	11/15/25	5,129
15,854,000		Regency Centers LP	3.750	06/15/24	16,730
2,400,000		Ventas Realty LP	3.250	08/15/22	2,501
		TOTAL REAL ESTATE			69,008

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
18,110,000		Apple, Inc	2.850	02/23/23	19,070
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			19,070

TELECOMMUNICATION SERVICES - 0.2%
3,400,000		CenturyLink, Inc	6.750	12/01/23	3,536
3,050,000		Crown Castle International Corp	2.250	09/01/21	3,048
5,800,000		Verizon Communications, Inc	1.375	08/15/19	5,771
11,750,000		Verizon Communications, Inc	2.625	08/15/26	11,529
		TOTAL TELECOMMUNICATION SERVICES			23,884

TRANSPORTATION - 0.8%
2,337,378		Delta Air Lines	4.250	07/30/23	2,414
5,677,796		Delta Air Lines	3.625	07/30/27	6,047
7,250,000		GATX Corp	5.200	03/15/44	7,832
7,000,000		Kansas City Southern	4.300	05/15/43	7,234
27,925,000		Kansas City Southern	4.950	08/15/45	31,779
5,275,000	e,g	Mexico City Airport Trust	4.250	10/31/26	5,288
10,325,000	e,g	Mexico City Airport Trust	5.500	10/31/46	10,144
6,894,000		Norfolk Southern Corp	2.903	02/15/23	7,143
475,000		Norfolk Southern Corp	5.590	05/17/25	572
8,900,000	e	Spirit Airlines, Inc	4.100	04/01/28	9,078
4,050,000		Union Pacific Corp	3.375	02/01/35	4,140
5,196,109		Union Pacific Railroad Co	3.227	05/14/26	5,404
9,656,634		Union Pacific Railroad Co	2.695	05/12/27	9,557
1,360,000	i	United Parcel Service of America, Inc (Step Bond)	8.375	04/01/30	2,020
		TOTAL TRANSPORTATION			108,652

UTILITIES - 2.7%
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,327
7,550,000	e,g	Colorado Interstate Gas Co LLC	4.150	08/15/26	7,490
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,310
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,558
3,000,000		Connecticut Light & Power Co	4.150	06/01/45	3,365
2,425,000		Consolidated Edison, Inc	2.000	05/15/21	2,449
8,501,794	g	Continental Wind LLC	6.000	02/28/33	9,376
22,500,000	g	Electricite de France S.A.	3.625	10/13/25	23,672
6,150,000	g	Fortis, Inc	2.100	10/04/21	6,124
10,750,000	g	Fortis, Inc	3.055	10/04/26	10,719
11,250,000		Georgia Power Co	3.250	04/01/26	11,963
432,341	g	Great River Energy	5.829	07/01/17	444
3,800,000	g	Greenko Investment Co	4.875	08/16/23	3,706
2,745,000	g	International Transmission Co	4.625	08/15/43	3,100
6,575,000		Interstate Power & Light Co	3.250	12/01/24	6,945
5,525,000		Interstate Power & Light Co	3.400	08/15/25	5,909
14,500,000	g	Massachusetts Electric Co	4.004	08/15/46	15,119
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	9,730
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,732,000	e,g	Niagara Mohawk Power Corp	4.278%	10/01/34	$10,656
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	10,212
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,762
10,000,000		NorthWestern Corp	4.176	11/15/44	10,873
630,000		Public Service Co of Colorado	4.750	08/15/41	760
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,833
10,508,952		San Diego Gas & Electric Co	1.914	02/01/22	10,497
620,000		San Diego Gas & Electric Co	6.000	06/01/39	856
8,875,000	e	Sierra Pacific Power Co	3.375	08/15/23	9,516
26,862,152	g	Solar Star Funding LLC	3.950	06/30/35	26,222
7,944,677	g	Solar Star Funding LLC	5.375	06/30/35	8,708
2,000,000		Southern California Edison Co	2.400	02/01/22	2,061
5,975,000		Southern Power Co	1.850	12/01/17	6,013
40,068,000		Southern Power Co	4.150	12/01/25	43,173
16,000,000	g,i	TerraForm Power Operating LLC (Step Bond)	9.375	02/01/23	16,480
20,256,555	g	Topaz Solar Farms LLC	4.875	09/30/39	21,435
13,913,054	e,g	Topaz Solar Farms LLC	5.750	09/30/39	15,695
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,732
16,975,000		Westar Energy, Inc	2.550	07/01/26	16,990
16,525,000		WGL Holdings, Inc	2.250	11/01/19	16,682
		TOTAL UTILITIES			366,462

		TOTAL CORPORATE BONDS			1,513,499
		(Cost $1,457,010)

GOVERNMENT BONDS - 24.0%

AGENCY SECURITIES - 4.3%
7,792,699		Ethiopian Leasing 2012 LLC	2.566	08/14/26	8,072
3,744,706		Export Lease Ten Co LLC	1.650	05/07/25	3,717
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	5,763
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	5,015
6,400,000		Federal National Mortgage Association (FNMA)	1.125	04/27/17	6,420
7,000,000		FNMA	1.625	01/21/20	7,125
15,500,000		FNMA	2.625	09/06/24	16,579
2,290,826	g	Genesis Solar 2011 Pass Through Trust	3.875	02/15/38	2,567
1,096,000	j	Government Trust Certificate	0.000	04/01/19	1,061
5,000,000	j	Government Trust Certificate	0.000	04/01/21	4,675
7,085,000	g	Hospital for Special Surgery	3.500	01/01/23	7,456
7,875,000	i	India Government AID Bond	0.857	02/01/27	7,539
5,175,000		Lutheran Medical Center	1.982	02/20/30	5,177
7,875,000		Mexican Aircraft Finance V LLC	2.329	01/14/27	8,042
3,485,000	g	Montefiore Medical Center	3.896	05/20/27	3,630
25,811,000		NCUA Guaranteed Notes	2.350	06/12/17	26,115
20,900,000		NCUA Guaranteed Notes	3.000	06/12/19	21,977
7,000,000		NCUA Guaranteed Notes	3.450	06/12/21	7,611
17,895,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	18,347
3,000,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/17	3,252
775,000	j	OPIC	0.000	11/11/17	780
10,750,000	j	OPIC	0.000	11/17/17	10,861
16,000,000	j	OPIC	0.000	02/11/18	16,470
5,700,000	j	OPIC	0.000	11/15/19	6,068
4,396,059		OPIC	2.290	09/15/26	4,526
2,380,132		OPIC	2.040	12/15/26	2,410
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,750,000		OPIC	2.740%	09/15/29	$9,938
12,000,000		OPIC	3.220	09/15/29	12,665
13,500,000		OPIC	3.280	09/15/29	14,308
2,459,556		OPIC	2.610	04/15/30	2,485
4,237,000		OPIC	2.930	05/15/30	4,390
7,002,200		OPIC	3.040	05/15/30	7,356
8,088,277		OPIC	3.540	06/15/30	8,807
20,843,282		OPIC	3.370	12/15/30	22,680
22,307,071		OPIC	3.820	12/20/32	24,859
14,391,658		OPIC	3.938	12/20/32	16,076
12,327,155		OPIC	3.160	06/01/33	12,953
11,834,069		OPIC	3.430	06/01/33	12,764
1,250,000		OPIC	2.810	07/31/33	1,279
2,000,000		OPIC	2.940	07/31/33	2,067
8,000,000		Private Export Funding Corp (PEFCO)	2.250	12/15/17	8,129
5,000,000		PEFCO	4.375	03/15/19	5,392
5,854,000		PEFCO	1.450	08/15/19	5,901
13,150,000	e	PEFCO	2.250	03/15/20	13,565
8,000,000	e	PEFCO	2.300	09/15/20	8,306
17,500,000		PEFCO	4.300	12/15/21	19,951
8,250,000		PEFCO	2.050	11/15/22	8,450
4,000,000		PEFCO	3.550	01/15/24	4,441
8,000,000		PEFCO	3.250	06/15/25	8,786
2,534,941		Tayarra Ltd	3.628	02/15/22	2,669
2,439,979		Tricahue Leasing LLC	3.503	11/19/21	2,558
7,590,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	7,995
4,894,000		US Department of Housing and Urban Development (HUD)	2.910	08/01/17	4,990
8,000,000		HUD	4.560	08/01/17	8,275
10,750,000		HUD	1.770	08/01/18	10,927
4,799,000		HUD	5.380	08/01/18	4,824
750,000		HUD	2.050	08/01/19	770
9,500,000		HUD	4.870	08/01/19	10,475
13,967,000		HUD	4.960	08/01/20	15,560
13,500,000		HUD	5.050	08/01/21	14,476
3,217,000		HUD	2.910	08/01/23	3,407
2,500,000		VRG Linhas Aereas S.A.	0.983	03/13/18	2,489
6,390,000		Montefiore Medical Center	2.152	10/20/26	6,434
10,000,000		Montefiore Medical Center	2.895	04/20/32	10,045
5,075,000		Tunisia Government AID Bonds	1.416	08/05/21	5,097
15,300,000		Ukraine Government AID Bonds	1.847	05/29/20	15,589
19,500,000		Ukraine Government AID Bonds	1.471	09/29/21	19,618
		TOTAL AGENCY SECURITIES			593,001

FOREIGN GOVERNMENT BONDS - 5.0%
24,350,000		African Development Bank	1.375	12/17/18	24,527
13,550,000		African Development Bank	2.375	09/23/21	14,131
17,500,000		Asian Development Bank	2.125	03/19/25	17,994
6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	6,146
9,000,000		Canada Government International Bond	1.125	03/19/18	9,035
6,863,480	g	Carpintero Finance Ltd	2.004	09/18/24	6,922
6,500,000		Council Of Europe Development Bank	1.000	02/04/19	6,482
25,000,000		European Bank for Reconstruction & Development	1.625	04/10/18	25,210
19,500,000		European Bank for Reconstruction & Development	0.875	07/22/19	19,414
2,000,000		European Investment Bank	2.000	03/15/21	2,054
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$36,350,000		European Investment Bank	2.125%	04/13/26	$37,165
2,000,000		European Investment Bank	4.875	02/15/36	2,772
16,275,000		Export Development Canada	1.250	12/10/18	16,355
9,000,000		Export Development Canada	1.625	12/03/19	9,138
18,175,000		Export-Import Bank of Korea	1.750	02/27/18	18,260
15,000,000	e,g	Finnvera Oyj	2.375	06/04/25	15,345
6,082,000		Hydro Quebec	8.400	01/15/22	7,932
45,000,000		Inter-American Development Bank	1.185	07/09/18	45,229
3,000,000		International Bank for Reconstruction & Development	2.000	10/20/16	3,003
19,075,000		International Finance Corp	1.250	11/27/18	19,165
41,750,000		International Finance Corp	2.125	04/07/26	42,853
2,850,000		Italy Government International Bond	5.375	06/12/17	2,936
5,000,000		Japan Bank for International Cooperation	1.875	04/20/21	5,050
9,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	9,089
5,000,000		KFW	1.000	01/26/18	5,007
23,000,000		KFW	1.750	10/15/19	23,397
11,500,000		KFW	1.500	04/20/20	11,608
38,200,000		KFW	1.875	11/30/20	39,062
10,000,000		KFW	2.625	01/25/22	10,585
12,500,000	g	Kommunalbanken AS.	2.125	02/11/25	12,709
19,400,000	g	Kommuninvest I Sverige AB	1.500	04/23/19	19,563
12,350,000	g	Nacional Financiera SNC	3.375	11/05/20	12,816
46,500,000	g	Nederlandse Waterschapsbank NV	2.375	03/24/26	48,184
10,000,000		North American Development Bank	2.300	10/10/18	10,217
2,000,000		North American Development Bank	4.375	02/11/20	2,182
36,075,000		North American Development Bank	2.400	10/26/22	36,623
15,250,000		Province of Manitoba Canada	1.750	05/30/19	15,469
15,000,000		Province of Manitoba Canada	2.100	09/06/22	15,383
12,700,000		Province of Manitoba Canada	3.050	05/14/24	13,717
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,271
9,500,000		Province of Ontario Canada	1.200	02/14/18	9,521
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,507
10,000,000		Province of Quebec Canada	3.500	07/29/20	10,761
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,530
		TOTAL FOREIGN GOVERNMENT BONDS			686,319

MORTGAGE BACKED - 8.2%
9,929,495		Federal Home Loan Mortgage Corp (FHLMC)	3.000	03/15/41	10,294
6,832,559		FHLMC	3.500	09/15/41	7,085
2,635,466		FHLMC	3.000	12/15/41	2,742
12,514,960		FHLMC	3.000	09/15/42	12,930
7,622,344	i	FHLMC	0.874	07/15/45	7,602
21,679,543		FHLMC	3.500	07/15/46	3,214
1,040		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	1
32,150		FGLMC	6.000	12/01/17	33
45,904		FGLMC	7.000	10/01/20	48
5,361		FGLMC	7.000	05/01/23	6
7,713,183		FGLMC	3.500	03/01/27	8,153
20,762		FGLMC	8.000	01/01/31	24
413,000		FGLMC	4.500	07/01/33	454
710,720		FGLMC	5.500	09/01/33	810
679,778		FGLMC	5.500	09/01/33	776
1,076,103		FGLMC	5.500	12/01/33	1,226
2,726,593		FGLMC	7.000	12/01/33	3,294
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$965,487		FGLMC	7.000%	05/01/35	$1,166
120,320		FGLMC	5.000	02/01/36	135
1,987		FGLMC	6.500	05/01/36	2
614,157		FGLMC	5.000	07/01/39	680
3,020,951	w	FGLMC	4.500	11/01/40	3,392
3,315,563	w	FGLMC	4.500	12/01/40	3,724
902,728		FGLMC	4.500	10/01/44	1,007
1,042,306		FGLMC	4.500	11/01/44	1,163
1,237,998		FGLMC	4.500	11/01/44	1,381
805,585		FGLMC	4.500	12/01/44	899
445,053		FGLMC	4.500	12/01/44	491
3,635,328		FGLMC	3.500	04/01/45	3,894
32,943,685		FGLMC	3.500	10/01/45	35,178
19,881,854		FGLMC	4.000	12/01/45	21,665
2,899,648		FGLMC	4.000	05/01/46	3,168
3,913,887		FGLMC	3.500	06/01/46	4,180
2,987		Federal National Mortgage Association (FNMA)	8.000	03/01/23	3
25,532		FNMA	8.000	07/01/24	30
8,000,000	h	FNMA	2.500	10/25/31	8,287
10,000,000	h	FNMA	3.000	10/25/31	10,499
23,000,000	h	FNMA	2.500	11/25/31	23,781
13,000,000	h	FNMA	3.000	11/25/31	13,630
14,000,000	h	FNMA	2.500	12/25/31	14,447
14,000,000	h	FNMA	3.000	12/25/31	14,656
351,271		FNMA	6.500	07/01/32	413
35,645		FNMA	4.500	03/25/33	36
2,903,463		FNMA	5.000	06/01/33	3,231
6,486,627		FNMA	5.000	10/01/33	7,236
328,854		FNMA	5.000	11/01/33	369
81,509		FNMA	7.000	01/01/34	88
1,000,169		FNMA	5.000	03/01/34	1,124
1,698,806		FNMA	5.500	03/01/34	1,932
5,403,143		FNMA	5.000	05/01/35	6,031
3,433,255		FNMA	5.000	10/01/35	3,821
2,657,051		FNMA	5.000	02/01/36	2,957
1,327,062		FNMA	5.500	08/01/37	1,509
627,888		FNMA	6.000	09/01/37	735
691,037		FNMA	6.000	09/01/37	813
179,588		FNMA	6.500	09/01/37	207
771,020		FNMA	5.500	01/01/38	877
18,020		FNMA	6.500	02/01/38	21
2,480,778		FNMA	5.500	04/01/38	2,794
3,358,272		FNMA	5.500	11/01/38	3,945
4,587,025		FNMA	5.500	12/01/38	5,291
34,285		FNMA	4.500	04/01/39	38
918,343		FNMA	4.500	05/01/39	1,017
356,484		FNMA	4.000	07/01/39	387
1,556,656		FNMA	5.500	08/01/39	1,779
607,072		FNMA	4.500	10/01/39	665
51,246		FNMA	4.500	02/01/40	58
675,814		FNMA	4.500	06/01/40	742
543,400		FNMA	5.000	08/01/40	604
2,701,700		FNMA	5.000	09/01/40	3,004
1,471,834		FNMA	4.500	11/01/40	1,615
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$145,826		FNMA	4.500%	11/01/40	$163
239,245		FNMA	4.500	01/01/41	269
6,918,141		FNMA	4.500	01/01/41	7,716
205,674		FNMA	4.500	02/01/41	231
4,302,106		FNMA	5.000	05/01/41	4,778
236,380		FNMA	4.500	06/01/41	266
257,343		FNMA	4.500	06/01/41	288
839,845		FNMA	5.000	06/01/41	936
2,477,065		FNMA	5.000	07/01/41	2,762
1,824,226		FNMA	4.500	09/01/41	2,022
2,453,025		FNMA	4.500	11/01/41	2,694
423,982		FNMA	4.500	12/01/41	474
13,095,999		FNMA	5.500	12/01/41	15,215
810,262		FNMA	4.500	01/01/42	903
260,619		FNMA	4.500	01/01/42	291
2,071,898		FNMA	3.500	02/01/42	2,213
7,369,601		FNMA	4.500	02/01/42	8,103
10,127,677		FNMA	3.000	03/25/42	10,499
2,418,481		FNMA	4.500	04/01/42	2,656
266,902		FNMA	4.500	04/01/42	298
10,142,855		FNMA	4.500	06/01/42	11,158
295,370		FNMA	4.500	06/01/42	330
5,049,494		FNMA	3.000	06/25/42	5,240
11,989,608		FNMA	3.500	07/01/42	12,810
240,270		FNMA	4.500	07/01/42	270
5,719,103	i	FNMA	1.025	08/25/42	5,729
185,830		FNMA	3.000	10/01/42	194
10,430,793		FNMA	3.000	10/01/42	10,873
5,332,198	i	FNMA	0.925	11/25/42	5,319
6,164,476		FNMA	3.500	11/25/42	996
7,677,966	w	FNMA	3.000	01/01/43	8,002
9,705,201	w	FNMA	3.000	02/01/43	10,115
5,671,923		FNMA	3.000	02/25/43	5,908
11,683		FNMA	3.000	04/01/43	12
5,617,660		FNMA	3.000	08/25/43	5,865
4,938,696		FNMA	4.000	04/01/44	5,381
3,181,681		FNMA	4.000	06/01/44	3,467
2,277,617		FNMA	4.000	06/01/44	2,481
1,295,703		FNMA	4.500	06/01/44	1,450
12,041,655		FNMA	4.500	06/01/44	13,487
2,339,183		FNMA	4.000	07/01/44	2,548
869,512		FNMA	4.000	07/01/44	947
4,134,611		FNMA	4.000	08/01/44	4,504
1,127,517		FNMA	4.000	08/01/44	1,228
7,574,429		FNMA	4.000	08/01/44	8,251
2,674,515		FNMA	4.000	08/01/44	2,911
2,782,338		FNMA	4.500	08/01/44	3,117
693,240		FNMA	4.000	09/01/44	755
773,345		FNMA	4.000	09/01/44	842
4,028,333		FNMA	4.000	10/01/44	4,388
6,552,983		FNMA	4.500	10/01/44	7,341
12,701,641		FNMA	4.500	11/01/44	14,230
5,307,193		FNMA	4.000	12/01/44	5,781
2,743,542		FNMA	4.000	12/01/44	2,968
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,822,173		FNMA	4.500%	12/01/44	$3,162
3,939,786		FNMA	4.000	01/01/45	4,311
547,277		FNMA	3.500	03/01/45	585
343,663		FNMA	3.500	03/01/45	367
788,893		FNMA	4.500	03/01/45	884
759,746		FNMA	4.500	04/01/45	852
6,406,007		FNMA	3.500	05/01/45	6,882
876,070		FNMA	4.000	05/01/45	959
1,937,531		FNMA	4.000	06/01/45	2,120
8,724,047		FNMA	4.000	07/01/45	9,540
859,708		FNMA	4.000	08/01/45	941
5,473,185		FNMA	4.000	08/01/45	5,883
4,849,237		FNMA	3.500	09/01/45	5,186
3,785,515		FNMA	4.000	11/01/45	4,180
4,899,794		FNMA	4.000	12/01/45	5,339
970,375		FNMA	4.000	12/01/45	1,071
719,740		FNMA	3.500	01/01/46	770
13,009,896		FNMA	4.000	01/01/46	14,179
8,781,460		FNMA	3.500	02/01/46	9,382
1,967,447		FNMA	4.000	02/01/46	2,145
766,361		FNMA	3.500	03/01/46	820
1,633,617		FNMA	3.500	04/01/46	1,747
36,912,582		FNMA	3.500	06/01/46	38,962
25,597,864		FNMA	3.500	07/01/46	27,082
17,321,810	h	FNMA	3.500	08/01/46	18,284
2,065,379		FNMA	3.500	10/01/46	2,210
3,236,504		FNMA	3.500	10/01/46	3,458
5,000,000	h	FNMA	3.000	10/25/46	5,198
41,000,000	h	FNMA	3.500	10/25/46	43,268
2,258,346		FNMA	3.500	10/25/46	424
21,000,000	h	FNMA	4.000	10/25/46	22,554
1,861,967		FNMA	3.500	11/01/46	1,974
27,000,000	h	FNMA	3.000	11/25/46	28,007
51,000,000	h	FNMA	4.000	11/25/46	54,711
4,000,000	h	FNMA	4.500	11/25/46	4,376
35,000,000	h	FNMA	3.000	12/25/46	36,232
13,829,308		FNMA	3.500	07/01/55	14,597
965		Government National Mortgage Association (GNMA)	9.000	12/15/17	1
2,977,743		GNMA	2.300	10/15/19	2,978
5,508		GNMA	8.000	06/15/22	6
6,985		GNMA	6.500	08/15/23	8
18,345		GNMA	6.500	08/15/23	21
6,323,894		GNMA	2.580	08/15/25	6,433
85,565		GNMA	6.500	05/20/31	103
8,582,569		GNMA	2.640	01/15/33	8,767
12,026,287		GNMA	2.690	06/15/33	12,201
189,171		GNMA	5.500	07/15/33	217
9,615,216		GNMA	3.700	10/15/33	10,724
103,538		GNMA	6.000	10/20/36	120
113,227		GNMA	6.000	01/20/37	133
345,570		GNMA	5.500	02/15/37	391
624,102		GNMA	6.000	02/20/37	725
273,581		GNMA	5.000	04/15/38	307
191,969		GNMA	6.000	08/20/38	220
421,299		GNMA	6.500	11/20/38	494
26,346		GNMA	4.500	02/20/39	29
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,445,628		GNMA	4.500%	09/20/39	$4,925
8,636,306		GNMA	3.700	08/15/40	9,341
46,556		GNMA	4.500	08/20/41	51
138,198		GNMA	4.500	09/20/41	153
16,382,478		GNMA	3.500	10/20/42	2,832
31,325		GNMA	4.500	01/20/44	35
33,906		GNMA	4.500	02/20/44	37
440,710		GNMA	4.500	05/20/44	486
56,024		GNMA	4.500	05/20/44	62
440,081		GNMA	4.500	08/20/44	485
456,511		GNMA	4.500	09/20/44	503
147,862		GNMA	4.500	10/20/44	163
150,778		GNMA	4.500	11/20/44	166
279,100		GNMA	4.500	12/20/44	308
413,657		GNMA	4.500	02/20/45	455
443,933		GNMA	4.500	08/20/45	490
550,536		GNMA	4.500	08/20/45	607
456,580		GNMA	4.500	12/20/45	504
38,806,403		GNMA	3.500	05/20/46	41,274
20,329,184		GNMA	4.000	08/20/46	21,858
24,000,000	h	GNMA	3.500	10/20/46	25,493
43,000,000	h	GNMA	3.000	11/20/46	44,961
25,000,000	h	GNMA	3.000	12/20/46	26,089
		TOTAL MORTGAGE BACKED			1,118,962

MUNICIPAL BONDS - 4.0%
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,388
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,916
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,753
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,227
7,465,000		California Earthquake Authority	2.805	07/01/19	7,626
13,000,000		California Housing Finance Agency	2.966	08/01/22	13,521
6,165,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,361
8,020,000	g	California Pollution Control Financing Authority	5.000	07/01/37	8,251
2,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,570
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,764
10,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	12,613
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,375
8,850,000		City of Austin TX Water & Wastewater System Revenue	1.933	05/15/19	8,980
2,750,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,797
6,500,000		City of Chicago IL	7.750	01/01/42	6,990
7,280,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	7,662
635,000		City of Eugene, OR	6.320	08/01/22	731
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	13,042
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,184
500,000		City of Jersey City NJ	2.079	09/01/18	504
925,000		City of Jersey City NJ	2.423	09/01/19	939
3,010,000	h	City of Norfolk VA	3.000	10/01/35	2,983
3,665,000	h	City of Norfolk VA	3.050	10/01/36	3,665
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	1,012
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,158
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,318
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,050,000		Commonwealth of Massachusetts	3.277%	06/01/46	$9,466
385,000		County of Mercer, NJ	5.380	02/01/17	391
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,520
1,860,000		County of Miami-Dade FL Aviation Revenue	3.856	10/01/41	1,877
23,500,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	27,121
2,980,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	3,154
9,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	9,169
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	13,901
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,112
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,318
4,135,000		Greene County OH	2.720	12/01/21	4,223
4,365,000		Greene County OH	3.120	12/01/23	4,449
4,615,000		Greene County OH	3.270	12/01/24	4,694
4,755,000		Greene County OH	3.420	12/01/25	4,833
1,600,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,832
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	1,012
5,125,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	5,716
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,182
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	568
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,587
3,725,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,763
1,290,000		Massachusetts Housing Finance Agency	4.782	12/01/20	1,347
2,575,000		Metropolitan Council	1.200	09/01/17	2,582
3,500,000		Metropolitan Council	1.750	09/01/20	3,556
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,584
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	751
8,000,000		Michigan Finance Authority	5.000	07/01/22	9,442
8,945,000		Michigan Finance Authority	5.000	07/01/22	10,558
500,000		Michigan Finance Authority	5.000	07/01/22	581
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,914
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,324
7,665,000		Michigan Finance Authority	3.610	11/01/32	7,544
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,633
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,337
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,706
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,216
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,265
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,325
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,298
2,120,000		New York State Environmental Facilities Corp	3.520	07/15/27	2,288
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	527
1,915,000		New York State Urban Development Corp	6.500	12/15/18	2,032
1,250,000	g	Niagara Area Development Corp	4.000	11/01/24	1,269
4,750,000		Northern California Power Agency	4.320	07/01/24	5,267
2,450,000		Ohio State Water Development Authority	4.879	12/01/34	2,926
700,000		Oklahoma Water Resources Board	3.071	04/01/22	750
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,014
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	1,023
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,131
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.417%	01/01/17	$1,002
5,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	5,234
3,000,000		Pittsburgh Water & Sewer Authority	6.610	09/01/24	3,598
1,000,000		South Dakota Conservancy District	1.620	08/01/18	1,009
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,359
2,920,000		South Dakota Conservancy District	1.898	08/01/19	2,969
38,830,000		State of California	3.750	10/01/37	41,483
10,050,000		State of California	4.988	04/01/39	10,899
4,084,667		State of Illinois	4.350	06/01/18	4,175
9,000,000		State of Illinois	5.520	04/01/38	8,847
16,225,000		State of Louisiana	1.260	08/01/18	16,278
1,500,000		State of Louisiana	1.769	08/01/20	1,511
4,505,000		State of Michigan	3.375	12/01/20	4,857
4,405,000		State of Michigan	3.590	12/01/26	4,678
2,500,000		State of Ohio	5.412	09/01/28	3,132
5,000,000		State of Texas	6.072	10/01/29	5,623
2,025,000		State of Texas	3.576	08/01/34	2,060
3,370,000		State of Texas	3.726	08/01/43	3,464
3,000		State of Wisconsin	5.700	05/01/26	4
11,480,000		Suffolk County Water Authority	3.500	06/01/39	12,062
4,000,000		Suffolk County Water Authority	4.000	06/01/39	4,481
2,280,000		Tampa Bay Water	2.612	10/01/25	2,363
3,225,000		Tampa Bay Water	2.782	10/01/26	3,341
3,000,000		Tampa Bay Water	2.952	10/01/27	3,080
1,255,000		Texas Water Development Board	4.248	10/15/35	1,307
4,170,000		Texas Water Development Board	4.648	04/15/50	4,335
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	6,452
3,035,000		University of California	3.809	05/15/28	3,328
11,400,000		University of California	4.009	05/15/30	12,808
1,000,000		University of Cincinnati	3.250	06/01/29	1,053
1,560,000		University of Cincinnati	3.650	06/01/34	1,661
1,615,000		University of Cincinnati	3.700	06/01/35	1,719
18,000,000		University of New Mexico	3.532	06/20/32	18,494
17,500,000		University of Virginia	3.570	04/01/45	18,855
2,500,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	2,658
1,000,000		Washington County Clean Water Services	5.078	10/01/24	1,207
695,000	h	Water Works Board of the City of Birmingham	1.509	01/01/19	693
2,470,000	h	Water Works Board of the City of Birmingham	1.788	01/01/20	2,460
3,750,000	h	Water Works Board of the City of Birmingham	1.988	01/01/21	3,740
3,100,000	h	Water Works Board of the City of Birmingham	2.192	01/01/22	3,100
600,000		West Virginia Water Development Authority	5.000	11/01/21	705
1,345,000		West Virginia Water Development Authority	5.000	11/01/22	1,619
1,000,000		West Virginia Water Development Authority	5.000	11/01/23	1,229
		TOTAL MUNICIPAL BONDS			545,340

U.S. TREASURY SECURITIES - 2.5%
6,000,000		United States Treasury Bond	3.125	02/15/43	7,011
1,000,000		United States Treasury Bond	3.375	05/15/44	1,224
76,230,000		United States Treasury Bond	3.000	11/15/45	87,253
13,210,000		United States Treasury Bond	2.500	05/15/46	13,717
2,200,000		United States Treasury Note	0.500	11/30/16	2,201
4,890,000		United States Treasury Note	0.500	02/28/17	4,893
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,325,000		United States Treasury Note	0.750%	02/28/18	$10,328
14,600,000		United States Treasury Note	0.875	03/31/18	14,629
1,650,000		United States Treasury Note	0.625	06/30/18	1,646
1,030,000		United States Treasury Note	1.625	04/30/19	1,050
16,065,000		United States Treasury Note	0.875	09/15/19	16,063
33,615,000		United States Treasury Note	1.375	05/31/21	33,983
30,975,000		United States Treasury Note	1.125	08/31/21	30,946
4,150,000		United States Treasury Note	2.000	07/31/22	4,313
4,500,000		United States Treasury Note	1.750	09/30/22	4,612
12,234,500		United States Treasury Note	1.625	11/15/22	12,441
13,130,000		United States Treasury Note	1.750	01/31/23	13,442
5,200,000		United States Treasury Note	1.500	03/31/23	5,239
70,090,000		United States Treasury Note	1.500	08/15/26	69,457
		TOTAL U.S. TREASURY SECURITIES			334,448

		TOTAL GOVERNMENT BONDS			3,278,070
		(Cost $3,183,297)

STRUCTURED ASSETS - 3.7%

ASSET BACKED - 1.6%
4,873,080	g	Alterna Funding I LLC	1.639	02/15/21	4,751
		Series - 2014 1A (Class NOTE)
270,011	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	270
		Series - 2005 HE7 (Class M2)
3,333,333	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	3,334
		Series - 2011 5A (Class C)
3,333,333	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	3,351
		Series - 2011 5A (Class B)
925,000	i	Basic Asset Backed Securities Trust	0.835	04/25/36	851
		Series - 2006 1 (Class A3)
4,000,000	g	Capital Automotive REIT	3.660	10/15/44	4,003
		Series - 2014 1A (Class A)
4,001,302	i	Chase Funding Loan Acquisition Trust	1.380	06/25/34	3,494
		Series - 2004 OPT1 (Class M1)
5,910,000	g	DB Master Finance LLC	3.262	02/20/45	5,941
		Series - 2015 1A (Class A2I)
1,715,000	g,i	DB/UBS Mortgage Trust	5.884	11/10/46	1,949
		Series - 2011 LC1A (Class C)
7,618,813	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	7,835
		Series - 2012 1A (Class A2)
1,985,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	2,004
		Series - 2015 1A (Class A2I)
893,250	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	910
		Series - 2015 1A (Class A2II)
16,738,440	g	HERO Funding Trust	3.840	09/21/40	16,638
		Series - 2015 1A (Class A)
3,332,859	g	HERO Funding Trust	3.990	09/21/40	3,319
		Series - 2014 2A (Class A)
7,218,881	g	HERO Funding Trust	3.750	09/20/41	7,334
		Series - 2016 2A (Class A)
6,928,550	g	HERO Funding Trust	4.050	09/20/41	7,136
		Series - 2016 1A (Class A)
2,500,000	g	HERO Funding Trust	3.080	09/20/42	2,500
		Series - 2016 3A (Class A1)
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$500,000	g	Hertz Vehicle Financing LLC	6.440%	02/25/19	$518
		Series - 2010 1A (Class B3)
1,106,036	i	Lehman XS Trust	0.775	02/25/36	1,053
		Series - 2006 1 (Class 1A1)
456,376	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.305	01/25/36	454
		Series - 2005 WCH1 (Class M2)
123,813	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	127
		Series - 2003 RZ5 (Class A7) (Step Bond)
326,556	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	328
		Series - 2006 HI1 (Class M1) (Step Bond)
200,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	209
		Series - 2006 HI1 (Class M2) (Step Bond)
1,682,786		Santander Drive Auto Receivables Trust	1.760	01/15/19	1,686
		Series - 2013 1 (Class C)
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	804
		Series - 2015 5 (Class B)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	812
		Series - 2015 5 (Class C)
11,219	i	Securitized Asset Backed Receivables LLC	0.825	10/25/35	11
		Series - 2006 OP1 (Class A2C)
942,974	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	947
		Series - 2012 2A (Class B)
741,885	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	739
		Series - 2013 1A (Class A)
1,218,772	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	1,225
		Series - 2015 3A (Class A)
862,338	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	871
		Series - 2015 3A (Class B)
6,162,460	g	SolarCity LMC	4.590	04/20/44	5,994
		Series - 2014 1 (Class A)
28,074,901	g	SolarCity LMC	4.020	07/20/44	26,428
		Series - 2014 2 (Class A)
7,938,145	g	SolarCity LMC	4.800	09/20/48	7,748
		Series - 2016 A (Class A)
6,564,852	g	SpringCastle America Funding LLC	2.700	05/25/23	6,586
		Series - 2014 AA (Class A)
5,000,000	g,h	SpringCastle America Funding LLC	3.050	04/25/29	5,038
		Series - 2016 AA (Class A)
4,655,984	i	Structured Asset Securities Corp Mortgage Loan Trust	2.023	04/25/35	4,386
		Series - 2005 7XS (Class 2A1A)
22,500,000		Toyota Auto Receivables Owner Trust	1.270	05/15/19	22,552
		Series - 2015 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust	1.300	04/15/20	22,533
		Series - 2016 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	22,720
		Series - 2015 B (Class A4)
419,935	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	426
		Series - 2006 N1 (Class N1)
429,012	g,i	Wachovia Loan Trust	0.885	05/25/35	421
		Series - 2005 SD1 (Class A)
3,960,000	g	Wendys Funding LLC	3.371	06/15/45	3,977
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			214,213
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
OTHER MORTGAGE BACKED - 2.1%
$1,800,000		Banc of America Commercial Mortgage Trust	5.480%	10/10/45	$1,803
		Series - 2006 6 (Class B)
3,050,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	3,034
		Series - 2007 1 (Class AM)
5,416,386	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,390
		Series - 2007 1 (Class AMFX)
760,000	i	Banc of America Commercial Mortgage Trust	5.809	02/10/51	769
		Series - 2007 4 (Class AJ)
10,250,000	g	BBCMS Trust	3.593	09/15/32	10,905
		Series - 2015 MSQ (Class A)
6,000,000	g	BBCMS Trust	3.894	09/15/32	6,419
		Series - 2015 MSQ (Class B)
2,590,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.087	09/11/42	2,618
		Series - 2007 T28 (Class AJ)
500,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.878	06/11/50	502
		Series - 2007 PW17 (Class AJ)
2,575,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	2,630
		Series - 2007 C3 (Class AM)
3,925,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	3,944
		Series - 2007 C3 (Class AJ)
2,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	2,782
		Series - 2007 C2 (Class AMFX)
20,761,000	g	COMM Mortgage Trust	3.544	03/10/31	21,292
		Series - 2013 WWP (Class C)
3,500,000	g,i	COMM Mortgage Trust	6.007	12/10/49	3,294
		Series - 2007 C9 (Class G)
122,340	i	Commercial Mortgage Trust	5.238	04/10/37	122
		Series - 2005 GG5 (Class AJ)
4,000,000	i	Commercial Mortgage Trust	5.796	12/10/49	4,022
		Series - 2007 C9 (Class B)
6,317,426	i	Commercial Mortgage Trust	5.867	12/10/49	6,520
		Series - 2007 GG11 (Class AM)
1,846,941	i	Connecticut Avenue Securities	2.025	02/25/25	1,849
		Series - 2015 C01 (Class 1M1)
5,000,000	i	Connecticut Avenue Securities	4.775	01/25/29	5,141
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	4.975	01/25/29	2,324
		Series - 2016 C05 (Class 2M2)
2,775,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	2,786
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	6,026
		Series - 2007 C4 (Class AJ)
1,500,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	1,500
		Series - 2006 C5 (Class AM)
3,500,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	3,508
		Series - 2009 RR1 (Class A3C)
8,450,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	8,465
		Series - 2007 C2 (Class AJ)
2,000,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	2,204
		Series - 2006 OMA (Class D)
500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	495
		Series - 2007 C1 (Class AM)
3,660,000	i	GMAC Commercial Mortgage Securities, Inc	4.984	12/10/41	3,761
		Series - 2004 C3 (Class C)
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,000,000	g	GRACE Mortgage Trust	3.369%	06/10/28	$10,647
		Series - 2014 GRCE (Class A)
2,535,000	g,i	GS Mortgage Securities Corp II	5.357	12/10/43	2,830
		Series - 2010 C2 (Class B)
5,000,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	5,082
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust	3.075	08/10/38	5,033
		Series - 2016 10HY (Class B)
4,500,000	g,i	Hudson Yards Mortgage Trust	3.075	08/10/38	4,416
		Series - 2016 10HY (Class C)
573,089	i	Impac CMB Trust	1.185	03/25/35	527
		Series - 2004 11 (Class 2A1)
3,780,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	3,776
		Series - 2005 LDP2 (Class C)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.577	07/15/46	3,358
		Series - 2011 C4 (Class C)
3,572,488		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	3,573
		Series - 2006 LDP9 (Class A1A)
2,639,215	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,712
		Series - 2007 LD12 (Class AM)
1,500,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	1,498
		Series - 2006 C3 (Class C)
2,500,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	2,506
		Series - 2007 C1 (Class AJ)
700,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	694
		Series - 2007 C1 (Class C)
3,390,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	3,314
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	776
		Series - 2007 C6 (Class AM)
6,771,321	g,i	LVII Resecuritization Trust	3.324	07/25/47	6,848
		Series - 2015 A (Class A)
645,000	i	Merrill Lynch Mortgage Trust	6.472	02/12/51	664
		Series - 0 C1 (Class AJA)
2,750,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	2,783
		Series - 2007 6 (Class AM)
12,000,000	g	Morgan Stanley Capital I Trust	3.350	07/13/29	12,735
		Series - 2014 CPT (Class A)
649,103	g,i	Morgan Stanley Capital I Trust	6.252	08/12/41	648
		Series - 2006 T23 (Class B)
2,200,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	2,194
		Series - 2006 HQ10 (Class AJ)
600,463	i	Morgan Stanley Capital I Trust	5.834	10/15/42	602
		Series - 2006 IQ11 (Class AJ)
6,000,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	5,963
		Series - 2007 HQ12 (Class C)
2,400,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,171
		Series - 2007 IQ15 (Class AJ)
9,500,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	9,704
		Series - 2007 IQ15 (Class AM)
4,000,000	i	Morgan Stanley Capital I Trust	6.297	12/12/49	3,628
		Series - 2007 IQ16 (Class AJFX)
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$17,385,000	g	OBP Depositor LLC Trust	4.646%	07/15/45	$18,947
		Series - 2010 OBP (Class A)
5,849,251	i	Structured Agency Credit Risk Debt Note (STACR)	2.925	01/25/25	5,900
		Series - 2015 DN1 (Class M2)
10,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.725	03/25/25	10,132
		Series - 2015 HQ1 (Class M2)
750,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.325	03/25/25	793
		Series - 2015 HQ1 (Class M3)
2,874,109	i	Structured Agency Credit Risk Debt Note (STACR)	1.775	10/25/28	2,882
		Series - 2016 DNA2 (Class M1)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	1.874	03/25/29	1,752
		Series - 2016 HQA3 (Class M2)
5,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.730	12/15/43	4,886
		Series - 2007 C30 (Class AMFL)
4,585,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	4,626
		Series - 2007 C30 (Class AM)
890,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	920
		Series - 2007 C34 (Class AM)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.139	05/15/46	1,704
		Series - 2007 C34 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	2,955
		Series - 2007 C34 (Class B)
1,975,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,001
		Series - 2007 C31 (Class AM)
1,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	1,502
		Series - 2007 C31 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	988
		Series - 2007 C31 (Class B)
700,000	i	Wachovia Bank Commercial Mortgage Trust	5.839	04/15/47	672
		Series - 2007 C31 (Class C)
4,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	4,066
		Series - 2007 C32 (Class AMFX)
875,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	840
		Series - 2007 C32 (Class B)
12,830,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	12,537
		Series - 2007 C32 (Class AJ)
510,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	521
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			291,411

		TOTAL STRUCTURED ASSETS			505,624
		(Cost $507,897)

		TOTAL BONDS			5,297,193
		(Cost $5,148,204)

SHARES		COMPANY
COMMON STOCKS - 59.8%

AUTOMOBILES & COMPONENTS - 1.5%
52,700		Aisin Seiki Co Ltd			2,414
177,255		Bayerische Motoren Werke AG.			14,924
50,103		Bayerische Motoren Werke AG. (Preference)			3,698
7,649		BorgWarner, Inc			269
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
15,763		Delphi Automotive plc	$1,124
301,682		Denso Corp	12,038
2,826,653		Ford Motor Co	34,118
293,803		Fuji Heavy Industries Ltd	11,023
237,240		Harley-Davidson, Inc	12,476
623,480		Honda Motor Co Ltd	17,994
584,673		Johnson Controls International plc	27,205
235,461	*	Magna International, Inc	10,108
355,500		Mazda Motor Corp	5,454
56,826	*	Modine Manufacturing Co	674
8,900		NGK Spark Plug Co Ltd	157
1,439,700		Nissan Motor Co Ltd	14,122
35,885		Renault S.A.	2,952
277,400		Sumitomo Electric Industries Ltd	3,922
99,254	*,e	Tesla Motors, Inc	20,251
147,000		Toyota Industries Corp	6,823
2,720		Visteon Corp	195
96,100		Yamaha Motor Co Ltd	1,942
		TOTAL AUTOMOBILES & COMPONENTS	203,883

BANKS - 4.0%
4,098		1st Source Corp	146
37,611		Ameris Bancorp	1,314
1,199		Arrow Financial Corp	39
48,752		Associated Banc-Corp	955
4,424		Astoria Financial Corp	65
994,722		Australia & New Zealand Banking Group Ltd	21,189
5,842,914		Banca Intesa S.p.A.	12,972
901,573		Banca Intesa S.p.A. RSP	1,892
1,923		Bancfirst Corp	139
2,406,035		Banco Bilbao Vizcaya Argentaria S.A.	14,558
2,602,881		Banco de Sabadell S.A.	3,335
989,839		Bank Hapoalim Ltd	5,620
37,222		Bank Mutual Corp	286
167,918	*	Bank of Montreal	11,003
388,391		Bank of Nova Scotia	20,581
3,264		Bank of the Ozarks, Inc	125
14,280		Banner Corp	625
891,841		BB&T Corp	33,640
326		Bendigo Bank Ltd	3
14,612		Beneficial Bancorp, Inc	215
41,285		Berkshire Hills Bancorp, Inc	1,144
901,000		BOC Hong Kong Holdings Ltd	3,066
71,484		Boston Private Financial Holdings, Inc	917
20,664		Brookline Bancorp, Inc	252
14,021		Bryn Mawr Bank Corp	449
1,664,732		CaixaBank S.A.	4,207
9,176		Camden National Corp	438
53,123	e	Canadian Imperial Bank of Commerce/Canada	4,119
28,674		Capital Bank Financial Corp	921
7,221		Capitol Federal Financial	102
18,397		Cardinal Financial Corp	480
3,360		Cathay General Bancorp	103
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
48,673		Centerstate Banks of Florida, Inc	$863
9,281		Chemical Financial Corp	410
128,004		CIT Group, Inc	4,647
151,443		Citizens Financial Group, Inc	3,742
5,178		City Holding Co	260
17,464		CoBiz, Inc	232
2,120		Columbia Banking System, Inc	69
163,828		Comerica, Inc	7,752
64,761		Commerce Bancshares, Inc	3,190
480,880		Commonwealth Bank of Australia	26,815
3,936		Community Bank System, Inc	189
3,149		Community Trust Bancorp, Inc	117
8,715	e	Cullen/Frost Bankers, Inc	627
35,216	*	Customers Bancorp, Inc	886
345,010		DBS Group Holdings Ltd	3,915
9,597		East West Bancorp, Inc	352
40,439	*	FCB Financial Holdings, Inc	1,554
12,423		Federal Agricultural Mortgage Corp (Class C)	491
5,021		First Bancorp (NC)	99
451		First Citizens Bancshares, Inc (Class A)	133
124,103		First Commonwealth Financial Corp	1,252
2,793		First Community Bancshares, Inc	69
6,726		First Financial Bancorp	147
25,728	e	First Financial Bankshares, Inc	938
1,399		First Financial Corp	57
27,726		First Interstate Bancsystem, Inc	874
26,737		First Merchants Corp	715
17,767		Flushing Financial Corp	421
16,186		FNB Corp	199
2,590		Glacier Bancorp, Inc	74
9,041		Great Southern Bancorp, Inc	368
5,441		Hancock Holding Co	176
611,600		Hang Seng Bank Ltd	10,979
7,159		Hanmi Financial Corp	189
21,059		Heartland Financial USA, Inc	760
25,997		Heritage Financial Corp	467
15,597	*	HomeStreet, Inc	391
24,362	*	HomeTrust Bancshares, Inc	451
91,000		Hope Bancorp, Inc	1,581
9,160		IBERIABANK Corp	615
15,980		Independent Bank Corp (MA)	864
1,460,543		ING Groep NV	18,031
1,147		International Bancshares Corp	34
136,208		Investors Bancorp, Inc	1,636
205,232	*	KBC Groep NV	11,981
1,228,311		Keycorp	14,949
20,107		Lakeland Bancorp, Inc	282
13,009		Lakeland Financial Corp	461
163,494		M&T Bank Corp	18,982
1,800		MB Financial, Inc	68
58,589	*	MGIC Investment Corp	469
107,300		Mitsui Trust Holdings, Inc	3,506
10,074,200		Mizuho Financial Group, Inc	16,979
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
922,192		National Australia Bank Ltd	$19,823
33,554		National Bank Holdings Corp	784
879,342		Natixis	4,103
12,836		NBT Bancorp, Inc	422
554,040		New York Community Bancorp, Inc	7,884
1,468,458		Nordea Bank AB	14,582
32,554		Northfield Bancorp, Inc	524
62,169		OFG Bancorp	629
19,038		Old National Bancorp	268
15,000		Opus Bank	531
21,876		PacWest Bancorp	939
12,729		Peoples Bancorp, Inc	313
2,728		People’s United Financial, Inc	43
63,976	*	PHH Corp	924
6,735		Pinnacle Financial Partners, Inc	364
407,096		PNC Financial Services Group, Inc	36,675
148,470		Popular, Inc	5,674
19,500		PrivateBancorp, Inc	895
50,953		Provident Financial Services, Inc	1,082
146,534		Radian Group, Inc	1,986
11,707		Renasant Corp	394
155,400		Resona Holdings, Inc	654
8,068		S&T Bancorp, Inc	234
3,136	e	ServisFirst Bancshares, Inc	163
183,355		Skandinaviska Enskilda Banken AB (Class A)	1,843
25,524		Southside Bancshares, Inc	821
1,280,710		Standard Chartered plc	10,422
17,563		State Bank & Trust Co	401
8,646		Stock Yards Bancorp, Inc	285
532,900		Sumitomo Mitsui Financial Group, Inc	18,001
27,169	*	SVB Financial Group	3,003
125,439		Swedbank AB (A Shares)	2,947
800	*	Texas Capital Bancshares, Inc	44
12,553		TFS Financial Corp	224
39,517	*	The Bancorp, Inc	254
554,868		Toronto-Dominion Bank	24,632
10,795		TowneBank	259
12,715		Trico Bancshares	340
4,770	*	Tristate Capital Holdings, Inc	77
1,700		Trustmark Corp	47
9,293		UMB Financial Corp	552
33,564		Umpqua Holdings Corp	505
19,739		Union Bankshares Corp	528
10,415	e	United Bankshares, Inc	392
25,576		United Financial Bancorp, Inc (New)	354
15,008		Univest Corp of Pennsylvania	351
1,010,396		US Bancorp	43,336
38,257	*	Walker & Dunlop, Inc	966
37,869	*,e	Walter Investment Management Corp	154
3,203		Washington Trust Bancorp, Inc	129
13,326		Webster Financial Corp	506
8,948		WesBanco, Inc	294
13,401	e	Westamerica Bancorporation	682
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
48,155	*	Western Alliance Bancorp	$1,808
1,048,592		Westpac Banking Corp	23,858
1,110		Wintrust Financial Corp	62
5,244		WSFS Financial Corp	191
44,026		Zions Bancorporation	1,366
		TOTAL BANKS	549,732

CAPITAL GOODS - 4.4%
311,049		3M Co	54,816
8,641		A.O. Smith Corp	854
644,289		ABB Ltd	14,521
1,441		Acuity Brands, Inc	381
8,699		Advanced Drainage Systems, Inc	209
5,540		AGCO Corp	273
3,490		Allegion plc	240
289,743		Ametek, Inc	13,844
18,674		Argan, Inc	1,105
368,000		Asahi Glass Co Ltd	2,379
137,861		Assa Abloy AB	2,800
229,419		Atlas Copco AB (A Shares)	6,907
242,593		Atlas Copco AB (B Shares)	6,629
71,174		Barnes Group, Inc	2,886
8,130		BE Aerospace, Inc	420
2,120	*	Beacon Roofing Supply, Inc	89
139,175		Bouygues S.A.	4,616
63,274		Brenntag AG.	3,458
28,642		Briggs & Stratton Corp	534
73,289	*	Builders FirstSource, Inc	844
223,629		Bunzl plc	6,594
2,380		Carlisle Cos, Inc	244
237,407		Caterpillar, Inc	21,075
16,918	*	Chart Industries, Inc	555
4,110		Chicago Bridge & Iron Co NV	115
918,220		CNH Industrial NV	6,575
302,187		Compagnie de Saint-Gobain	13,076
196,171		Cummins, Inc	25,139
49,700		Daikin Industries Ltd	4,638
420,139		Danaher Corp	32,935
122,146	e	Deere & Co	10,425
88,316	*	DigitalGlobe, Inc	2,429
10,100		Donaldson Co, Inc	377
16,648		Dover Corp	1,226
17,985	*	DXP Enterprises, Inc	507
346,796		Eaton Corp	22,788
51,547		Eiffage S.A.	4,006
4,718		EMCOR Group, Inc	281
21,522	*	Esterline Technologies Corp	1,637
154,610		Fastenal Co	6,460
211,902		Ferrovial S.A.	4,512
9,785		Flowserve Corp	472
5,600		Fortune Brands Home & Security, Inc	325
54,197		GEA Group AG.	3,013
4,400		Graco, Inc	326
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
19,491		H&E Equipment Services, Inc	$327
62,937		Hexcel Corp	2,788
122,700	e	Hino Motors Ltd	1,311
310,477		Illinois Tool Works, Inc	37,208
141,621		Ingersoll-Rand plc	9,622
5,190		ITT, Inc	186
326,000		Kawasaki Heavy Industries Ltd	1,010
1,317,970		Keppel Corp Ltd	5,246
48,084	*,e	KEYW Holding Corp	531
478,400	e	Komatsu Ltd	10,974
475,874		Koninklijke Philips Electronics NV	14,081
531,700		Kubota Corp	8,048
58,157		Legrand S.A.	3,428
3,160		Lennox International, Inc	496
5,536		Lincoln Electric Holdings, Inc	347
24,430		MAN AG.	2,577
3,520	*	Manitowoc Foodservice, Inc	57
443,765		Masco Corp	15,226
367,518		Meggitt plc	2,145
42,924	*	Meritor, Inc	478
101,510		Metso Oyj	2,962
3,141	*	Middleby Corp	388
742,400		Mitsubishi Corp	16,924
1,063,000		Mitsubishi Electric Corp	13,624
3,770		MSC Industrial Direct Co (Class A)	277
20,938	*	MYR Group, Inc	630
83,000		NGK Insulators Ltd	1,725
50,500	e	NSK Ltd	518
5,790		Oshkosh Truck Corp	324
27,428		Osram Licht AG.	1,611
148,837		Owens Corning, Inc	7,946
267,821		Paccar, Inc	15,743
40,605		Parker Hannifin Corp	5,097
106,699		Pentair plc	6,854
248,946	*,e	Plug Power, Inc	426
78,372	*	Quanta Services, Inc	2,194
186,394		Rexel S.A.	2,855
35,931		Rockwell Automation, Inc	4,396
162,926		Rockwell Collins, Inc	13,741
38,262		Roper Industries, Inc	6,982
17,377	*	Rush Enterprises, Inc (Class A)	425
238,948		Sandvik AB	2,629
249,399		Schneider Electric S.A.	17,349
1,554	*	Sensata Technologies Holding BV	60
84,000		Shimizu Corp	751
2,153		Snap-On, Inc	327
8,810		Stanley Works	1,083
1,082,700	e	Sumitomo Corp	12,120
5,510		Timken Co	194
13,621	*,e	Titan Machinery, Inc	142
116,300		Toyota Tsusho Corp	2,703
70,927	*	TransDigm Group, Inc	20,506
28,374		Travis Perkins plc	566
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
5,435		Triton International Ltd	$72
23,804	*	United Rentals, Inc	1,868
7,375	*	Veritiv Corp	370
43,367		Vestas Wind Systems AS	3,582
874,087		Volvo AB (B Shares)	9,980
2,210		W.W. Grainger, Inc	497
34,781	*	Wabash National Corp	495
2,010	*	WABCO Holdings, Inc	228
134,526		Wartsila Oyj (B Shares)	6,056
3,350	*	WESCO International, Inc	206
208,995		Wolseley plc	11,754
19,775		Woodward Governor Co	1,236
6,410		Xylem, Inc	336
		TOTAL CAPITAL GOODS	604,373

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
2,604		ABM Industries, Inc	103
148,662	*	ACCO Brands Corp	1,433
222,516		Brambles Ltd	2,051
102,222		Bureau Veritas S.A.	2,193
479,095		Capita Group plc	4,150
141,451	*	Copart, Inc	7,576
4,840		Covanta Holding Corp	75
22,935		Deluxe Corp	1,533
52,606		Dun & Bradstreet Corp	7,187
106,568		Equifax, Inc	14,342
20,242		Exponent, Inc	1,034
18,337		Heidrick & Struggles International, Inc	340
11,793	*	ICF International, Inc	523
16,650		Insperity, Inc	1,209
74,708		Intertek Group plc	3,373
16,221		Kelly Services, Inc (Class A)	312
18,783		Kforce, Inc	385
34,432		Manpower, Inc	2,488
24,644	*	Mistras Group, Inc	578
2,100		Mobile Mini, Inc	63
68,326	*	Navigant Consulting, Inc	1,382
1,000	*	On Assignment, Inc	36
15,020		Pitney Bowes, Inc	273
16,571		R.R. Donnelley & Sons Co	261
21,731		Resources Connection, Inc	325
112,876		Robert Half International, Inc	4,273
3,650		Rollins, Inc	107
50,157	*	RPX Corp	536
26,500		Secom Co Ltd	1,979
4,657		SGS S.A.	10,435
1,544	*	SP Plus Corp	39
8,899	*	Team, Inc	291
26,318		Tetra Tech, Inc	934
23,633		Viad Corp	871
73,792		Waste Management, Inc	4,705
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	77,395
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
CONSUMER DURABLES & APPAREL - 1.0%
93,811		Adidas-Salomon AG.	$16,316
497,409		Barratt Developments plc	3,184
4,989		Berkeley Group Holdings plc	167
263,458		Burberry Group plc	4,701
83,671		Callaway Golf Co	971
1,910		Carter’s, Inc	166
49,992		Christian Dior S.A.	8,966
9,000		Coach, Inc	329
1,447		CSS Industries, Inc	37
20,506		Ethan Allen Interiors, Inc	641
8,870		Garmin Ltd	427
17,912		Gildan Activewear, Inc	500
16,028		Hanesbrands, Inc	405
2,380		Harman International Industries, Inc	201
4,666		Hasbro, Inc	370
107,949	*	Kate Spade & Co	1,849
3,670	*	Lululemon Athletica, Inc	224
1,061,800		Matsushita Electric Industrial Co Ltd	10,620
437,211		Mattel, Inc	13,239
34,564	*	Meritage Homes Corp	1,199
6,382	*	Michael Kors Holdings Ltd	299
11,712	*	Mohawk Industries, Inc	2,346
19,825		Movado Group, Inc	426
607		Newell Rubbermaid, Inc	32
786,763		Nike, Inc (Class B)	41,423
11,827		Pandora AS	1,433
6,140		Phillips-Van Heusen Corp	678
2,290	e	Polaris Industries, Inc	177
1,540		Pool Corp	146
98,400		Sekisui House Ltd	1,676
368,300		Sony Corp	12,202
762,926		Taylor Wimpey plc	1,522
4,240	*,e	Tempur-Pedic International, Inc	241
4,000		Tupperware Corp	261
55,610	*,e	Under Armour, Inc (Class A)	2,151
18,549	*	Unifi, Inc	546
20,261		VF Corp	1,136
680		Whirlpool Corp	110
667,500		Yue Yuen Industrial Holdings	2,759
		TOTAL CONSUMER DURABLES & APPAREL	134,076

CONSUMER SERVICES - 1.3%
154,274		Accor S.A.	6,122
11,006	*	American Public Education, Inc	218
10,030		ARAMARK Holdings Corp	382
1,289		Bob Evans Farms, Inc	49
4,408	e	Brinker International, Inc	222
20,930		Carriage Services, Inc	495
47,687		Choice Hotels International, Inc	2,150
95,765		Darden Restaurants, Inc	5,872
16,118		DineEquity, Inc	1,277
3,804	e	Dunkin Brands Group, Inc	198

379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
14,787	*,e	El Pollo Loco Holdings, Inc	$186
25,689		Hilton Worldwide Holdings, Inc	589
168,805		InterContinental Hotels Group plc	6,957
29,678		Interval Leisure Group, Inc	510
10,177	*	Intrawest Resorts Holdings Inc	165
118,214	*,e	LifeLock, Inc	2,000
6,202		Marcus Corp	155
351,439	e	Marriott International, Inc (Class A)	23,663
455,731		McDonald’s Corp	52,573
52,700	e	Oriental Land Co Ltd	3,209
25,107	*	Popeyes Louisiana Kitchen, Inc	1,334
8,672		Royal Caribbean Cruises Ltd	650
7,790		Service Corp International	207
97,695	*	ServiceMaster Global Holdings, Inc	3,290
22,564	*,e	Shake Shack, Inc	782
5,690		Six Flags Entertainment Corp	305
28,242		Sonic Corp	739
830,711		Starbucks Corp	44,975
450,189		TUI AG. (DI)	6,397
1,490		Vail Resorts, Inc	234
8,700		Wendy’s	94
165,236		Whitbread plc	8,386
9,231		Wyndham Worldwide Corp	622
		TOTAL CONSUMER SERVICES	175,007

DIVERSIFIED FINANCIALS - 2.8%
877,255		3i Group plc	7,396
520,605		Aberdeen Asset Management plc	2,197
93,100	e	AEON Financial Service Co Ltd	1,630
47,306		Ally Financial, Inc	921
590,937		American Express Co	37,844
7,017		Ameriprise Financial, Inc	700
1,459,833		AMP Ltd	5,935
1,182,218		Annaly Capital Management, Inc	12,413
62,354		Apollo Commercial Real Estate Finance, Inc	1,021
892,616		Bank of New York Mellon Corp	35,598
104,425		BlackRock, Inc	37,850
6,440		CBOE Holdings, Inc	418
1,028,902		Charles Schwab Corp	32,482
295,095		CME Group, Inc	30,843
9,968	*,e	Credit Acceptance Corp	2,004
19,164	*	Deutsche Boerse AG. (Tender)	1,556
541,738		Discover Financial Services	30,635
60,890		Dynex Capital, Inc	452
11,590	*	E*TRADE Financial Corp	338
8,680		Eaton Vance Corp	339
12,537	*,e	Encore Capital Group, Inc	282
29,847		Eurazeo	1,732
101,179		Exor S.p.A.	4,097
7,364		Factset Research Systems, Inc	1,194
110,276		Franklin Resources, Inc	3,923
61,152	*	Green Dot Corp	1,410
589,771		Hong Kong Exchanges and Clearing Ltd	15,608
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
7,289		Industrivarden AB	$135
111,311		IntercontinentalExchange Group, Inc	29,983
1,416		Invesco Ltd	44
560,942		Investec plc	3,419
33,731		Investment Technology Group, Inc	578
4,369		Legg Mason, Inc	146
203,802		London Stock Exchange Group plc	7,385
29,164		Macquarie Group Ltd	1,844
400,000		Mitsubishi UFJ Lease & Finance Co Ltd	1,836
1,420		Morningstar, Inc	113
5,520		NASDAQ OMX Group, Inc	373
15,331		Nelnet, Inc (Class A)	619
125,211		Northern Trust Corp	8,513
67,947	*,e	On Deck Capital, Inc	387
5,879	*	Pico Holdings, Inc	69
42,887	e	Resource Capital Corp	549
111,490		S&P Global, Inc	14,110
9,411	*	Safeguard Scientifics, Inc	122
121,850		Schroders plc	4,255
10,587		SEI Investments Co	483
9,620		Starwood Property Trust, Inc	217
412,876		State Street Corp	28,749
6,543		T Rowe Price Group, Inc	435
1,056		TD Ameritrade Holding Corp	37
14,360		Two Harbors Investment Corp	122
10,154		Voya Financial, Inc	293
25,718		Wendel	3,001
99,833	e	WisdomTree Investments, Inc	1,027
		TOTAL DIVERSIFIED FINANCIALS	379,662

ENERGY - 4.0%
45,350		Alon USA Energy, Inc	366
137,043	e	AltaGas Income Trust	3,524
646	*	Antero Resources Corp	17
12,030		Apache Corp	768
69,707	e	ARC Resources Ltd	1,261
87,522	e	Atwood Oceanics, Inc	761
264,399		Baker Hughes, Inc	13,344
47,582	e	Bristow Group, Inc	667
238,413		Caltex Australia Ltd	6,303
27,965	e	CARBO Ceramics, Inc	306
676,521		Cenovus Energy, Inc (Toronto)	9,710
218,866	*	Cheniere Energy, Inc	9,543
6,246		Cimarex Energy Co	839
126,771	*,e	Clean Energy Fuels Corp	567
796	*	Concho Resources, Inc	109
286,060		ConocoPhillips	12,435
123,487	*	Continental Resources, Inc	6,416
184,834	e	Crescent Point Energy Corp	2,437
2,500		Delek US Holdings, Inc	43
12,864	*,e	Denbury Resources, Inc	42
297,334		Devon Energy Corp	13,115
3,010	*	Dril-Quip, Inc	168
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
391,519		Enbridge, Inc	$17,207
419,028		EnCana Corp	4,379
5,711		Energen Corp	330
428,892		EOG Resources, Inc	41,478
40,526		EQT Corp	2,943
44,861	*	Exterran Corp	703
16,920	*	FMC Technologies, Inc	502
2,810	e	Frank’s International NV	37
398,930		Galp Energia SGPS S.A.	5,450
48,602		Green Plains Renewable Energy, Inc	1,273
238,546		Hess Corp	12,791
595,800		Inpex Holdings, Inc	5,417
161,289	e	Keyera Corp	5,215
618,262		Kinder Morgan, Inc	14,300
63,570		Koninklijke Vopak NV	3,334
5,280	*	Laredo Petroleum Holdings, Inc	68
514,987		Marathon Oil Corp	8,142
437,929		Marathon Petroleum Corp	17,776
38,458	*	Matrix Service Co	722
342,462	*	McDermott International, Inc	1,716
413,153		National Oilwell Varco, Inc	15,179
17,718	*	Natural Gas Services Group, Inc	436
119,986		Neste Oil Oyj	5,118
117,436	*	Newpark Resources, Inc	864
222,073		Noble Energy, Inc	7,937
485,832		Occidental Petroleum Corp	35,427
7,790		Oceaneering International, Inc	214
195,590		OMV AG.	5,631
3,074		Oneok, Inc	158
171,130	*	Parker Drilling Co	371
36,726	*	PDC Energy, Inc	2,463
176,844	e	Pembina Pipeline Income Fund	5,389
236,424		Petrofac Ltd	2,737
451,898		Phillips 66	36,400
122,255		Pioneer Natural Resources Co	22,697
8,330		Questar Market Resources, Inc	163
5,940		Range Resources Corp	230
53,564	*	Renewable Energy Group, Inc	454
903,593		Repsol YPF S.A.	12,275
13,810	*	RigNet, Inc	209
182,185		Rowan Cos plc	2,762
2,420	*,e	RPC, Inc	41
604,229		Schlumberger Ltd	47,517
894	*,e	SEACOR Holdings, Inc	53
133,500		Showa Shell Sekiyu KK	1,241
19,835		SM Energy Co	765
15,040	*	Southwestern Energy Co	208
836,588		Spectra Energy Corp	35,764
760,498		Statoil ASA	12,767
657,002		Suncor Energy, Inc	18,239
90,582		Superior Energy Services	1,621
48,907		Technip S.A.	3,007
168,796		Tenaris S.A.	2,404
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
37,026		Tesco Corp	$302
13,650		Tesoro Corp	1,086
114,247	*	Tetra Technologies, Inc	698
68,005	e	Tidewater, Inc	192
25,840	*	Unit Corp	481
229,982		Valero Energy Corp	12,189
503,107	*	Weatherford International Ltd	2,827
87,824		Western Refining, Inc	2,324
427,614		Williams Cos, Inc	13,141
354,433		Woodside Petroleum Ltd	7,859
2,870		World Fuel Services Corp	133
		TOTAL ENERGY	548,497

FOOD & STAPLES RETAILING - 0.6%
179,300		Aeon Co Ltd	2,653
284,796		Carrefour S.A.	7,384
36,959		Casey’s General Stores, Inc	4,441
51,747		Casino Guichard Perrachon S.A.	2,519
18,666	*,e	Chefs’ Warehouse Holdings, Inc	208
34,879	e	Colruyt S.A.	1,937
612,987		J Sainsbury plc	1,952
69,935		Koninklijke Ahold Delhaize NV	1,593
66,367		Loblaw Cos Ltd	3,414
162,959		Metro AG.	4,851
13,070	*	Natural Grocers by Vitamin C	146
11,068		Pricesmart, Inc	927
161,500		Seven & I Holdings Co Ltd	7,635
9,069		Spartan Stores, Inc	262
203,924	*	Sprouts Farmers Market, Inc	4,211
4,438,693	*	Tesco plc	10,513
347,886		Wesfarmers Ltd	11,794
478,632	e	Whole Foods Market, Inc	13,569
459,754		WM Morrison Supermarkets plc	1,298
		TOTAL FOOD & STAPLES RETAILING	81,307

FOOD, BEVERAGE & TOBACCO - 2.9%
503,200		Ajinomoto Co, Inc	11,220
79,778		Aryzta AG.	3,549
306,419		Associated British Foods plc	10,325
34,316		Bunge Ltd	2,032
12,660		Calavo Growers, Inc	828
62,062		Campbell Soup Co	3,395
511,490		Coca-Cola Amatil Ltd	4,033
1,337,562		Coca-Cola Co	56,606
58,280	*	Coca-Cola European Partners plc	2,321
165,829		Coca-Cola HBC AG.	3,852
18,882	*	Darling International, Inc	255
15,665		Dr Pepper Snapple Group, Inc	1,430
6,570	e	Flowers Foods, Inc	99
4,780		Fresh Del Monte Produce, Inc	286
19,775	*,e	Freshpet, Inc	171
517,659		General Mills, Inc	33,068
239,139		Groupe Danone	17,757
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
3,870	*	Hain Celestial Group, Inc	$138
263,694		Hormel Foods Corp	10,002
325,490		Kellogg Co	25,216
110,981		Kerry Group plc (Class A)	9,246
134,000		Kikkoman Corp	4,292
434,763		Kraft Heinz Co	38,916
912		Lindt & Spruengli AG.	5,274
94		Lindt & Spruengli AG. (Registered)	6,415
10,001		McCormick & Co, Inc	999
8,063		Mead Johnson Nutrition Co	637
969,825		Mondelez International, Inc	42,575
52,900	e	Nissin Food Products Co Ltd	3,215
31,281	*	Omega Protein Corp	731
464,078		Orkla ASA	4,806
53,130		PAN Fish ASA	953
641,497		PepsiCo, Inc	69,776
6,437	*	Seneca Foods Corp	182
127,300		Suntory Beverage & Food Ltd	5,504
419,887		Tate & Lyle plc	4,076
79,800		Toyo Suisan Kaisha Ltd	3,385
8,199	*	WhiteWave Foods Co (Class A)	446
79,800	e	Yakult Honsha Co Ltd	3,607
		TOTAL FOOD, BEVERAGE & TOBACCO	391,618

HEALTH CARE EQUIPMENT & SERVICES - 2.3%
13,468		Abaxis, Inc	695
1,510	*	Abiomed, Inc	194
72,457	*	Acadia Healthcare Co, Inc	3,590
13,529		Aceto Corp	257
337,871		Al Noor Hospitals Group plc	4,052
89,290	*	Alere, Inc	3,861
18,400		Alfresa Holdings Corp	390
10,427	*	Align Technology, Inc	978
14,850	*	Allscripts Healthcare Solutions, Inc	196
39,105	*	Amedisys, Inc	1,855
224,261		AmerisourceBergen Corp	18,116
40,869	*	AMN Healthcare Services, Inc	1,303
13,404	*	Amsurg Corp	899
8,346		Analogic Corp	739
31,116	*	Angiodynamics, Inc	546
213,272		Anthem, Inc	26,725
56,327	*,e	athenahealth, Inc	7,104
32,319	*	AtriCure, Inc	511
207,020		Becton Dickinson & Co	37,208
36,978	*	Brookdale Senior Living, Inc	645
39,833	*	Capital Senior Living Corp	669
355,481		Cardinal Health, Inc	27,621
25,145	*	Cardiovascular Systems, Inc	597
135,769	*	Centene Corp	9,091
118,014	*,e	Cerus Corp	733
4,292		Chemed Corp	606
219,636		Cigna Corp	28,623
101,172		Coloplast AS	7,868
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
15,670	e	Computer Programs & Systems, Inc	$408
6,208	*	Corvel Corp	238
25,039	*	Cross Country Healthcare, Inc	295
6,956		DENTSPLY SIRONA, Inc	413
49,980	*,e	Diplomat Pharmacy, Inc	1,400
263,834	*	Edwards Lifesciences Corp	31,808
928	*	Envision Healthcare Holdings, Inc	21
114,517		Essilor International S.A.	14,772
52,788	*	GenMark Diagnostics, Inc	623
4,374	*	Haemonetics Corp	158
1,323,351		Healthscope Ltd	3,126
9,462	*	HealthStream, Inc	261
22,814	*	Healthways, Inc	604
25,498	*	Henry Schein, Inc	4,156
10,561	*	HMS Holdings Corp	234
97,236	*	Hologic, Inc	3,776
134,066		Humana, Inc	23,715
6,176	*	Integer Holding Corp	134
5,530	*	Laboratory Corp of America Holdings	760
13,496		Landauer, Inc	600
19,312	*	LHC Group, Inc	712
54,132	*	LifePoint Hospitals, Inc	3,206
1,474	*	Medidata Solutions, Inc	82
35,601	*	Merit Medical Systems, Inc	865
36,933	*	Molina Healthcare, Inc	2,154
41,964	*	NxStage Medical, Inc	1,049
49,767	*	Omnicell, Inc	1,906
77,874	*	OraSure Technologies, Inc	621
2,718		Owens & Minor, Inc	94
85,508		Patterson Cos, Inc	3,928
41,819	*	PharMerica Corp	1,174
1,740	*	Premier, Inc	56
18,339	*	Providence Service Corp	892
42,933		Quality Systems, Inc	486
10,570		Quest Diagnostics, Inc	895
23,328	*	Quidel Corp	515
126,814		Ramsay Health Care Ltd	7,717
11,982		Resmed, Inc	776
302,847		Ryman Healthcare Ltd	2,126
75,106	*	Select Medical Holdings Corp	1,014
28,515	*	Spectranetics Corp	715
42,474	*,e	Staar Surgical Co	399
8,744	*	Surgical Care Affiliates, Inc	426
39,900		Suzuken Co Ltd	1,318
96,000		Sysmex Corp	7,123
33,480	*	Triple-S Management Corp (Class B)	734
53,166		Universal American Corp	407
17,391		US Physical Therapy, Inc	1,090
4,120	*	Varian Medical Systems, Inc	410
20,620	*	Vascular Solutions, Inc	995
2,963	*	VCA Antech, Inc	207
32,132	*	Vocera Communications, Inc	543
5,710		West Pharmaceutical Services, Inc	425
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
11,103	*	Wright Medical Group NV	$272
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	318,506

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
9,160		Clorox Co	1,147
581,588		Colgate-Palmolive Co	43,119
1,620		Energizer Holdings, Inc	81
7,199		Estee Lauder Cos (Class A)	638
26,786		Henkel KGaA	3,124
58,363		Henkel KGaA (Preference)	7,943
37,500		Kao Corp	2,120
176,751		Kimberly-Clark Corp	22,295
72,017		L’Oreal S.A.	13,612
15,593		Medifast, Inc	589
10,538	e	Natural Health Trends Corp	298
4,380		Nu Skin Enterprises, Inc (Class A)	284
1,025,321		Procter & Gamble Co	92,022
214,514		Reckitt Benckiser Group plc	20,195
391,317		Unilever NV	18,029
443,839		Unilever plc	21,003
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	246,499

INSURANCE - 2.7%
1,412,470		Aegon NV	5,388
469,036		Aflac, Inc	33,710
150,165		Allianz AG.	22,316
11,210		Allstate Corp	776
6,463		Arthur J. Gallagher & Co	329
78,644		Aspen Insurance Holdings Ltd	3,664
541,900		Assicurazioni Generali S.p.A.	6,613
2,424,271		Aviva plc	13,833
813,908		AXA S.A.	17,305
73,209		Axis Capital Holdings Ltd	3,977
315,438		Chubb Ltd	39,635
154,746		CNP Assurances	2,600
11,216		Employers Holdings, Inc	335
4,054		Endurance Specialty Holdings Ltd	265
2,482	*	Enstar Group Ltd	408
279,887		Hartford Financial Services Group, Inc	11,985
1,916		Kemper Corp	75
3,118,480		Legal & General Group plc	8,838
9,710		Loews Corp	400
496,895		Marsh & McLennan Cos, Inc	33,416
73,001		Muenchener Rueckver AG.	13,634
22,200		NKSJ Holdings, Inc	658
2,963,392		Old Mutual plc	7,768
231,399		Principal Financial Group	11,919
2,180		ProAssurance Corp	114
205,337		Progressive Corp	6,468
426,246		Prudential Financial, Inc	34,803
1,013,931		Prudential plc	17,974
6,628		Reinsurance Group of America, Inc (Class A)	715
41,214		RenaissanceRe Holdings Ltd	4,952
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
290,339		RSA Insurance Group plc	$2,051
819,890		Standard Life plc	3,652
20,374		Stewart Information Services Corp	906
131,114		Swiss Re Ltd	11,842
70,500		T&D Holdings, Inc	795
298,598		Travelers Cos, Inc	34,204
1,038		Willis Towers Watson plc	138
65,076		Zurich Financial Services AG.	16,783
		TOTAL INSURANCE	375,244

MATERIALS - 3.2%
61,387		Agnico-Eagle Mines Ltd	3,320
34,866	e	Agrium, Inc	3,159
154,737		Air Liquide	16,593
228,485		Air Products & Chemicals, Inc	34,350
63,469		Akzo Nobel NV	4,293
563		Albemarle Corp	48
4,930		Aptargroup, Inc	382
162,000		Asahi Kasei Corp	1,291
45,732		Avery Dennison Corp	3,558
4,040	*	Axalta Coating Systems Ltd	114
60,225		Ball Corp	4,935
290,892		BASF SE	24,908
7,500		Bemis Co, Inc	383
253,307		Boliden AB	5,954
49,031		Celanese Corp (Series A)	3,264
71,684	*	Century Aluminum Co	498
2,372	*	Clearwater Paper Corp	153
125,429		Commercial Metals Co	2,031
1,280	e	Compass Minerals International, Inc	94
55,550		CRH plc	1,845
37,979		Croda International plc	1,714
2,590		Domtar Corp	96
5,941		DSM NV	401
35,889		Eastman Chemical Co	2,429
291,800		Ecolab, Inc	35,518
5,690	*	Ferro Corp	79
258,032		Fletcher Building Ltd	2,021
75,304	*,e	Flotek Industries, Inc	1,095
44,739		Franco-Nevada Corp	3,126
5,005		Givaudan S.A.	10,204
62,353		H.B. Fuller Co	2,898
3,382		Hawkins, Inc	147
86,754		HeidelbergCement AG.	8,205
193,000		Hitachi Metals Ltd	2,374
270,364		Holcim Ltd	14,644
19,635		Innophos Holdings, Inc	766
2,890		International Flavors & Fragrances, Inc	413
204,582		International Paper Co	9,816
174,223		Johnson Matthey plc	7,431
186,283	*	Kinross Gold Corp	785
281,400		Kobe Steel Ltd	2,552
42,526	*	Kraton Polymers LLC	1,490
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
58,000		Kuraray Co Ltd	$860
165,215	*	Louisiana-Pacific Corp	3,111
331,183		LyondellBasell Industries AF S.C.A	26,713
26,494		Materion Corp	814
36,779		Minerals Technologies, Inc	2,600
104,100	e	Mitsubishi Materials Corp	2,847
120,960		Mitsui Chemicals, Inc	575
26,440		Mondi plc	556
113,534		Mosaic Co	2,777
21,578		Myers Industries, Inc	280
2,220		Neenah Paper, Inc	175
364,972	*	Newcrest Mining Ltd	6,161
21,200		Nitto Denko Corp	1,377
1,233,217		Norsk Hydro ASA	5,332
410,712		Nucor Corp	20,310
11,308		PolyOne Corp	382
413,813		Potash Corp of Saskatchewan	6,734
13,539		PPG Industries, Inc	1,399
257,154		Praxair, Inc	31,072
1,380		Quaker Chemical Corp	146
13,463		Reliance Steel & Aluminum Co	970
64,576		Royal Gold, Inc	5,000
36,960		Schnitzer Steel Industries, Inc (Class A)	773
15,737		Sealed Air Corp	721
53,965		Sherwin-Williams Co	14,930
153,100		Shin-Etsu Chemical Co Ltd	10,682
288,201		Silver Wheaton Corp	7,785
7,860		Sonoco Products Co	415
4,865,343	*	South32 Ltd	9,065
9,380		Steel Dynamics, Inc	234
1,200		Stepan Co	87
71,596	*	Stillwater Mining Co	957
1,429,000		Sumitomo Chemical Co Ltd	6,350
457,000		Sumitomo Metal Mining Co Ltd	6,312
519,893		Teck Cominco Ltd	9,372
535,000	e	Toray Industries, Inc	5,211
40,195		Trinseo S.A.	2,273
77,066		Umicore	4,839
20,936	*	US Concrete, Inc	964
169,592		WestRock Co	8,222
63,363	*	Worthington Industries, Inc	3,043
		TOTAL MATERIALS	431,803

MEDIA - 1.5%
130		Cable One, Inc	76
147,152	*	Charter Communications, Inc	39,727
4,399		Cinemark Holdings, Inc	168
101,469		Clear Channel Outdoor Holdings, Inc (Class A)	593
49,500		Dentsu, Inc	2,519
203,155	*	Discovery Communications, Inc (Class A)	5,469
332,911	*	Discovery Communications, Inc (Class C)	8,759
27,652		Entercom Communications Corp (Class A)	358
89,828		Entravision Communications Corp (Class A)	685
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
18,968	*	Gray Television, Inc	$196
526,783		ITV plc	1,278
13,149		John Wiley & Sons, Inc (Class A)	679
4,448	*	Liberty Global plc	147
2,960	*	Liberty Global plc (Class A)	101
38,808	*	Media General, Inc	715
169,951		New York Times Co (Class A)	2,031
534,255		Pearson plc	5,223
108,173		ProSiebenSat. Media AG.	4,638
6,739		Reed Elsevier NV	121
519,867		Reed Elsevier plc	9,858
6,430	e	Regal Entertainment Group (Class A)	140
1,550		Scholastic Corp	61
36,146		Scripps Networks Interactive (Class A)	2,295
99,452		SES Global S.A.	2,442
162,694		Shaw Communications, Inc (B Shares)	3,330
57,685		Sinclair Broadcast Group, Inc (Class A)	1,666
537,993		Time Warner, Inc	42,829
317,818		Vivendi Universal S.A.	6,414
678,512		Walt Disney Co	63,007
663,213		WPP plc	15,589
		TOTAL MEDIA	221,114

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
73,571		Actelion Ltd	12,767
374,661		Agilent Technologies, Inc	17,643
116,090	*	Akorn, Inc	3,165
128,214	*	Alexion Pharmaceuticals, Inc	15,711
344,546		Amgen, Inc	57,474
977,288		Astellas Pharma, Inc	15,264
99,694	*	Biogen Idec, Inc	31,207
5,484	*	BioMarin Pharmaceutical, Inc	507
910		Bio-Techne Corp	100
14,135	*,e	Bluebird Bio, Inc	958
817,809		Bristol-Myers Squibb Co	44,096
8,320		Bruker BioSciences Corp	188
45,098	*	Cambrex Corp	2,005
377,904	*	Celgene Corp	39,502
37,323	*,e	Cempra, Inc	903
55,113	*	Cepheid, Inc	2,904
60,444	*	Chimerix, Inc	335
166,400		Chugai Pharmaceutical Co Ltd	6,014
86,366	*,e,m	Depomed, Inc	2,236
62,500	e	Eisai Co Ltd	3,909
17,431	*,e	Fluidigm Corp	140
19,422	*	Genmab AS	3,324
625,076		Gilead Sciences, Inc	49,456
1,345,682		GlaxoSmithKline plc	28,661
115,863	*,e	Immunomedics, Inc	377
95,980	*,e	Inovio Pharmaceuticals, Inc	895
36,118	*	Intersect ENT, Inc	572
31,280	*	Intra-Cellular Therapies, Inc	477
959,123		Johnson & Johnson	113,301
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
8,496	*	Kite Pharma, Inc	$475
25,800		Kyowa Hakko Kogyo Co Ltd	408
38,211		Lonza Group AG.	7,314
1,181,900		Merck & Co, Inc	73,762
114,285		Merck KGaA	12,327
4,162	*	Mettler-Toledo International, Inc	1,747
110,014	*,e	MiMedx Group, Inc	944
18,242	*	Mirati Therapeutics, Inc	121
10,621	*	Momenta Pharmaceuticals, Inc	124
162,598	*	Nektar Therapeutics	2,793
535,295		Novartis AG.	42,246
523,312		Novo Nordisk AS	21,811
19,152	*,e	Ocular Therapeutix, Inc	132
19,069	*,e	Opko Health, Inc	202
92,139		Orion Oyj (Class B)	3,632
20,635		PerkinElmer, Inc	1,158
46,519	*	Prestige Brands Holdings, Inc	2,245
71,801	*,e	Progenics Pharmaceuticals, Inc	454
36,779	*,e	Prothena Corp plc	2,206
159,019	*	Qiagen NV	4,385
3,687	*	Quintiles Transnational Holdings, Inc	299
33,007	*	Repligen Corp	996
9,844	*,e	Revance Therapeutics, Inc	160
168,044		Roche Holding AG.	41,759
86,173	*	Sangamo Biosciences, Inc	399
10,300		Santen Pharmaceutical Co Ltd	152
58,357	*,e	Sarepta Therapeutics, Inc	3,584
35,900		Shionogi & Co Ltd	1,839
33,886	*	Sucampo Pharmaceuticals, Inc (Class A)	417
342,385	e	Takeda Pharmaceutical Co Ltd	16,410
11,116	*,e	Theravance Biopharma, Inc	403
270,522		Thermo Electron Corp	43,029
125,861	*	Vertex Pharmaceuticals, Inc	10,976
2,170	*	VWR Corp	62
25,086	*	Waters Corp	3,976
648,547		Zoetis Inc	33,731
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	790,769

REAL ESTATE - 2.6%
83,800		Aeon Mall Co Ltd	1,324
16,706	*	Altisource Portfolio Solutions S.A.	541
18,955		American Campus Communities, Inc	964
329,901		American Tower Corp	37,388
4,840		Apple Hospitality REIT, Inc	90
2,022		AvalonBay Communities, Inc	360
119,319		Boston Properties, Inc	16,262
7,140		Brandywine Realty Trust	112
886,885		British Land Co plc	7,264
10,152		Brixmor Property Group, Inc	282
3,550		Camden Property Trust	297
2,313,849		CapitaLand Ltd	5,462
1,892,700		CapitaMall Trust	3,015
159,778	*	CBRE Group, Inc	4,471
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
262,900		City Developments Ltd	$1,758
79,741		Columbia Property Trust, Inc	1,785
35,170		Coresite Realty	2,604
323,732		Crown Castle International Corp	30,499
373,000		Daiwa House Industry Co Ltd	10,237
5,469		Digital Realty Trust, Inc	531
166,157		Duke Realty Corp	4,541
45,961		Easterly Government Properties, Inc	877
51,226		Equinix, Inc	18,454
3,170		Equity Lifestyle Properties, Inc	245
3,800		Equity One, Inc	116
191,814		Equity Residential	12,339
33,097		First Potomac Realty Trust	303
8,882		Forest City Realty Trust, Inc	205
590,981		Hammerson plc	4,498
295,000		Hang Lung Properties Ltd	669
329,802		HCP, Inc	12,516
348,639		Host Marriott Corp	5,428
361,000		Hysan Development Co Ltd	1,699
14,974		Icade	1,168
847,347	e	Intu Properties plc	3,249
12,265		Iron Mountain, Inc	460
597,633		Land Securities Group plc	8,190
121,798		Lend Lease Corp Ltd	1,320
6,070		Liberty Property Trust	245
52,571		Macerich Co	4,251
202,870		Macquarie Goodman Group	1,137
3,100		Mid-America Apartment Communities, Inc	291
727,767		Mirvac Group	1,255
68,000		Mitsubishi Estate Co Ltd	1,276
522,810		Mitsui Fudosan Co Ltd	11,123
107,800		Nomura Real Estate Holdings, Inc	1,822
78,855		NorthStar Realty Europe Corp	864
6,010		Piedmont Office Realty Trust, Inc	131
2,190		Post Properties, Inc	145
400,776		Prologis, Inc	21,458
5,090		Rayonier, Inc	135
6,000		Realogy Holdings Corp	155
3,980		Regency Centers Corp	308
3,556		RMR Group, Inc	135
157		Ryman Hospitality Properties	8
424,837		Segro plc	2,496
149,100		Shoei Co Ltd	1,523
200,041		Simon Property Group, Inc	41,411
647,937		Stockland Trust Group	2,373
498,500		Swire Pacific Ltd (Class A)	5,399
1,072,600		Swire Properties Ltd	3,155
5,425	*	Tejon Ranch Co	132
36,621		Tier REIT, Inc	565
12,000		Tokyu Fudosan Holdings Corp	65
51,546		Unibail-Rodamco	13,899
92,992		Ventas, Inc	6,568
24,663		Vornado Realty Trust	2,496
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
298,606		Welltower, Inc	$22,327
1,409		Weyerhaeuser Co	45
		TOTAL REAL ESTATE	348,716

RETAILING - 2.1%
36,131	*	1-800-FLOWERS.COM, Inc (Class A)	331
5,395		Advance Auto Parts, Inc	804
233,043		American Eagle Outfitters, Inc	4,162
2,480	*	Autonation, Inc	121
38,316	*	AutoZone, Inc	29,440
49,707		Bed Bath & Beyond, Inc	2,143
149,407		Best Buy Co, Inc	5,704
25,076		Big 5 Sporting Goods Corp	342
15,282		Blue Nile, Inc	526
7,601	*	Cabela’s, Inc	418
26,039		Caleres, Inc	659
79,268	*,e	Carmax, Inc	4,229
22,552	*	Container Store Group, Inc	113
3,320		Dick’s Sporting Goods, Inc	188
298,978		Dollar General Corp	20,925
36,302		DSW, Inc (Class A)	743
148,678	*	Etsy, Inc	2,123
15,800		Fast Retailing Co Ltd	5,088
35,200		Finish Line, Inc (Class A)	812
10,750		Foot Locker, Inc	728
57,974	*	Francesca’s Holdings Corp	895
26,209	*	FTD Cos, Inc	539
311,398	e	Gap, Inc	6,925
22,241		GNC Holdings, Inc	454
547,502	*	Groupon, Inc	2,820
28,231		Haverty Furniture Cos, Inc	566
236,304		Hennes & Mauritz AB (B Shares)	6,670
44,309		HSN, Inc	1,763
385,443		Industria De Diseno Textil S.A.	14,291
82,300		Jardine Cycle & Carriage Ltd	2,600
42,131		Kering	8,501
592,888		Kingfisher plc	2,893
16,260		Kirkland’s, Inc	198
276,783		Kohl’s Corp	12,109
21,004	*,e	Lands’ End, Inc	305
5,325,620		Li & Fung Ltd	2,744
16,293	*	LKQ Corp	578
555,553		Lowe’s Companies, Inc	40,116
30,764	*	MarineMax, Inc	645
342,665		Marks & Spencer Group plc	1,470
2,400	e	Marui Co Ltd	32
309,456	*	NetFlix, Inc	30,497
55,178		Next plc	3,415
44,668	e	Nordstrom, Inc	2,317
40,876		Nutri/System, Inc	1,214
773,913		Office Depot, Inc	2,763
17,187	*	Overstock.com, Inc	263
26,265	e	PetMed Express, Inc	533
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
35,119	e	Pier 1 Imports, Inc	$149
343,569		Ross Stores, Inc	22,091
11,640	*,e	Sally Beauty Holdings, Inc	299
17,543		Shoe Carnival, Inc	468
48,318	*	Shutterfly, Inc	2,157
3,594		Signet Jewelers Ltd	268
32,052	e	Stage Stores, Inc	180
932,937		Staples, Inc	7,977
10,684		Stein Mart, Inc	68
9,440	e	Tiffany & Co	686
15,696	*	Tile Shop Holdings, Inc	260
5,568		Tractor Supply Co	375
61,170	*	Ulta Salon Cosmetics & Fragrance, Inc	14,557
34,722	*,e	Vitamin Shoppe, Inc	932
44,104	*,e	Wayfair, Inc	1,736
7,030	e	Williams-Sonoma, Inc	359
		TOTAL RETAILING	280,277

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
9,048		Analog Devices, Inc	583
1,171,797		Applied Materials, Inc	35,330
154,037		ASML Holding NV	16,881
14,878	*	Cirrus Logic, Inc	791
1,940,331		Intel Corp	73,247
26,301	e	Lam Research Corp	2,491
32,040		Marvell Technology Group Ltd	425
7,726		Microchip Technology, Inc	480
429,651		Nvidia Corp	29,440
68,538	*	ON Semiconductor Corp	844
130,206		Skyworks Solutions, Inc	9,914
67,498	*,e	SunPower Corp	602
665,674		Texas Instruments, Inc	46,717
48,400		Tokyo Electron Ltd	4,278
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	222,023

SOFTWARE & SERVICES - 5.9%
384,697		Accenture plc	46,998
48,870	*	Actua Corp	633
87,008	*	Alphabet, Inc (Class A)	69,960
92,035	*	Alphabet, Inc (Class C)	71,538
36,042		Amadeus IT Holding S.A.	1,799
56,285	*,e	Angie’s List, Inc	558
6,797	*	Ansys, Inc	629
32,963		Atos Origin S.A.	3,549
189,557	*	Autodesk, Inc	13,711
347,556		Automatic Data Processing, Inc	30,654
56,043		Blackbaud, Inc	3,718
9,040		Booz Allen Hamilton Holding Co	286
37,854		CA, Inc	1,252
81,498		Cap Gemini S.A.	7,990
124,477	*	CGI Group, Inc	5,929
18,384	*,e	Cimpress NV	1,860
11,265	*	Citrix Systems, Inc	960
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
549,262	*	Cognizant Technology Solutions Corp (Class A)	$26,205
67,598	*	comScore, Inc	2,073
19,152		Convergys Corp	583
28,146		CSG Systems International, Inc	1,163
71,030	*	DHI Group, Inc	560
1,360		DST Systems, Inc	160
41,722	*	Ellie Mae, Inc	4,393
14,195	*	Euronet Worldwide, Inc	1,162
1,924		Forrester Research, Inc	75
987,000		Fujitsu Ltd	5,312
149,102	*,e	Glu Mobile, Inc	334
6,077	*	inContact, Inc	85
72,566	*	Infoblox, Inc	1,914
406,954		International Business Machines Corp	64,645
301,584		Intuit, Inc	33,177
65,857		j2 Global, Inc	4,387
50,073		Jack Henry & Associates, Inc	4,284
35,661	e	LogMeIn, Inc	3,223
21,026	*	Manhattan Associates, Inc	1,211
539,097		MasterCard, Inc (Class A)	54,864
1,741,879		Microsoft Corp	100,332
131,542	*	Monster Worldwide, Inc	475
18,851	*,e	NeuStar, Inc (Class A)	501
31,763	*,e	New Relic, Inc	1,217
15,716		Open Text Corp	1,018
1,410,378		Oracle Corp	55,400
48,556	*	Perficient, Inc	978
9,697	*	Progress Software Corp	264
4,340	*	PTC, Inc	192
39,344	*	Qualys, Inc	1,503
92,723	*	Quotient Technology, Inc	1,234
155,242	*	Rackspace Hosting, Inc	4,920
55,778	*	RetailMeNot, Inc	552
81,968	*	RingCentral, Inc	1,939
484,597	*	Salesforce.com, Inc	34,566
293,096		SAP AG.	26,804
205,933	*	ServiceSource International LLC	1,005
23,538	*	Silver Spring Networks, Inc	334
23,805	*	SPS Commerce, Inc	1,747
21,303	*	Sykes Enterprises, Inc	599
707,926		Symantec Corp	17,769
12,352	*,e	Syntel, Inc	518
28,663	*	Tangoe, Inc	236
30,359	*	Teradata Corp	941
7,887	*	TiVo Corp	154
40,808	*	Tyler Technologies, Inc	6,988
25,582	*	Ultimate Software Group, Inc	5,229
36,283	*	Vasco Data Security International	639
60,197	*	Website Pros, Inc	1,040
39,960		Western Union Co	832
169,511	*	Workday, Inc	15,542
1,497,792		Xerox Corp	15,173
818,813	*	Yahoo!, Inc	35,291
		TOTAL SOFTWARE & SERVICES	807,766
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
TECHNOLOGY HARDWARE & EQUIPMENT - 1.8%
8,103		Adtran, Inc	$155
56,005	*,e	Arista Networks, Inc	4,765
4,043		Belden CDT, Inc	279
32,158	*	Benchmark Electronics, Inc	802
54,538	*	Calix, Inc	401
2,125,511		Cisco Systems, Inc	67,421
10,311		Cognex Corp	545
909	*	Coherent, Inc	100
22,719		Comtech Telecommunications Corp	291
528,084		Corning, Inc	12,489
57,006	*	Cray, Inc	1,342
6,759		CTS Corp	126
22,138		Daktronics, Inc	211
1,930		Dolby Laboratories, Inc (Class A)	105
679,827		Ericsson (LM) (B Shares)	4,909
48,754	*	Fabrinet	2,174
17,385	*	FARO Technologies, Inc	625
98,413	*	Finisar Corp	2,933
8,777	*	Flextronics International Ltd	120
1,022,024		Hewlett Packard Enterprise Co	23,251
2,175,799		HP, Inc	33,790
215,890		Ingram Micro, Inc (Class A)	7,699
11,132	*	Insight Enterprises, Inc	362
6,770		InterDigital, Inc	536
22,123	*	IPG Photonics Corp	1,822
46,312		Jabil Circuit, Inc	1,010
21,900		Keyence Corp	16,046
4,120	*	Keysight Technologies, Inc	131
238,300		Konica Minolta Holdings, Inc	2,018
148,000		Kyocera Corp	7,112
90,645		Lexmark International, Inc (Class A)	3,622
198,730		Motorola, Inc	15,159
88,400		Murata Manufacturing Co Ltd	11,539
8,230		National Instruments Corp	234
916,819		NEC Corp	2,365
45,562	*	Netgear, Inc	2,756
81,900		Omron Corp	2,948
500	*	OSI Systems, Inc	33
2,500	*	Rofin-Sinar Technologies, Inc	80
31,458	*	Scansource, Inc	1,148
71,216	*	Sonus Networks, Inc	554
55,539	*	Super Micro Computer, Inc	1,298
1,417		SYNNEX Corp	162
31,800		TDK Corp	2,131
6,018		TE Connectivity Ltd	387
49,566	*	Tech Data Corp	4,199
22,178	*	Trimble Navigation Ltd	633
37,935	*	TTM Technologies, Inc	434
34,560	*	Universal Display Corp	1,918
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	245,170
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
TELECOMMUNICATION SERVICES - 1.8%
51,500	*	Boingo Wireless, Inc	$529
3,419,022		BT Group plc	17,202
708,718		CenturyTel, Inc	19,440
302,316	*	Cincinnati Bell, Inc	1,234
2,650		Consolidated Communications Holdings, Inc	67
3,261	*	Fairpoint Communications, Inc	49
40,501	*	General Communication, Inc (Class A)	557
267,338	*,e	Globalstar, Inc	324
24,572		IDT Corp (Class B)	424
118,316	*,e	Iridium Communications, Inc	960
558,232		KDDI Corp	17,295
164,366	*	Level 3 Communications, Inc	7,623
23,855	*	Lumos Networks Corp	334
325,300		Nippon Telegraph & Telephone Corp	14,878
519,300		NTT DoCoMo, Inc	13,192
115,952		Rogers Communications, Inc (Class B)	4,919
4,260	*	SBA Communications Corp (Class A)	478
17,279		Shenandoah Telecom Co	470
4,335,600		Singapore Telecommunications Ltd	12,681
1,101,453	*,e	Sprint Corp	7,303
21,076		Swisscom AG.	10,025
226,642		Telefonica Deutschland Holding AG.	914
976,170		TeliaSonera AB	4,372
8,858		TELUS Corp	292
1,542,485		Verizon Communications, Inc	80,178
8,117,720		Vodafone Group plc	23,281
267,230	*	Vonage Holdings Corp	1,766
		TOTAL TELECOMMUNICATION SERVICES	240,787

TRANSPORTATION - 1.5%
5,192		Aeroports de Paris	515
4,146		Arkansas Best Corp	79
306,566		Auckland International Airport Ltd	1,643
92,845	*	Avis Budget Group, Inc	3,176
294,530		Canadian National Railway Co	19,253
72,500		Central Japan Railway Co	12,412
10,740		CH Robinson Worldwide, Inc	757
214,704		CSX Corp	6,548
299,384		Delta Air Lines, Inc	11,784
485,828		Deutsche Post AG.	15,210
162,300		East Japan Railway Co	14,650
1,591		easyJet plc	21
36,548	*	Echo Global Logistics, Inc	843
14,135		Expeditors International of Washington, Inc	728
37,371		Fraport AG. Frankfurt Airport Services Worldwide	2,045
307		Kansas City Southern Industries, Inc	29
723		Kuehne & Nagel International AG.	105
3,360		Landstar System, Inc	229
513,000	e	Mitsui OSK Lines Ltd	1,193
1,351,798		MTR Corp	7,470
718,000		Nippon Yusen Kabushiki Kaisha	1,344
396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
25,190		Norfolk Southern Corp	$2,445
1,970		Ryder System, Inc	130
5,900		Singapore Airlines Ltd	46
674,783		Southwest Airlines Co	26,242
2,560	*	Spirit Airlines, Inc	109
16,260		Sydney Airport	87
197,000		Tokyu Corp	1,503
108,881		Transurban Group (ASE)	952
484,812		Union Pacific Corp	47,284
376,503		United Parcel Service, Inc (Class B)	41,174
23,313	*	YRC Worldwide, Inc	287
		TOTAL TRANSPORTATION	220,293

UTILITIES - 2.1%
27,140		AES Corp	349
38,318		American Water Works Co, Inc	2,868
557,702		APA Group	3,654
30,410		Atco Ltd	1,081
46,554		Canadian Utilities Ltd	1,314
230,104		Centerpoint Energy, Inc	5,345
1,248,500		CLP Holdings Ltd	12,931
359,195		Consolidated Edison, Inc	27,047
235,742		Dominion Resources, Inc	17,509
84,047		Edison International	6,072
256,435		Energias de Portugal S.A.	861
316,448		Eversource Energy	17,145
106,759		Fortis, Inc	3,433
6,611,536		Hong Kong & China Gas Ltd	12,554
2,289,866		Iberdrola S.A.	15,570
282,812	*	Meridian Energy Ltd	536
1,394,361		National Grid plc	19,692
13,180		NiSource, Inc	318
167,000		Osaka Gas Co Ltd	700
113,778		Piedmont Natural Gas Co, Inc	6,831
301,519		Public Service Enterprise Group, Inc	12,625
690,257		Scottish & Southern Energy plc	14,016
241,426		Sempra Energy	25,878
1,240,808		Snam Rete Gas S.p.A.	6,880
35,973		South Jersey Industries, Inc	1,063
502,334		Southern Co	25,770
295,824		Suez Environnement S.A.	4,888
32,615		Terna Rete Elettrica Nazionale S.p.A.	168
964,790		Tokyo Gas Co Ltd	4,292
616,545		United Utilities Group plc	8,008
3,450		Vectren Corp	173
225,694		WEC Energy Group, Inc	13,515
2,969		WGL Holdings, Inc	186
250,865		Xcel Energy, Inc	10,321
		TOTAL UTILITIES	283,593
		TOTAL COMMON STOCKS	8,178,110
		(Cost $6,398,617)
397

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
233,115	*,e	Federal Home Loan Mortgage Corp	$811
740,991	*	Federal National Mortgage Association	2,601
14,500	*,e	M&T Bank Corp	15,986
		TOTAL BANKS	19,398
		TOTAL PREFERRED STOCKS	19,398
		(Cost $38,865)

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 4.6%
GOVERNMENT AGENCY DEBT - 0.5%
$64,000,000	Federal Home Loan Bank (FHLB)	0.350%	02/06/17	63,926
	TOTAL GOVERNMENT AGENCY DEBT			63,926

TREASURY DEBT - 2.6%
50,000,000	United States Treasury Bill	0.230	10/13/16	49,998
39,000,000	United States Treasury Bill	0.215	10/20/16	38,997
55,000,000	United States Treasury Bill	0.267	11/03/16	54,990
9,100,000	United States Treasury Bill	0.300	12/01/16	9,097
4,900,000	United States Treasury Bill	0.282	02/02/17	4,895
57,000,000	United States Treasury Bill	0.305 - 0.312	02/09/17	56,930
32,400,000	United States Treasury Bill	0.315	02/23/17	32,355
50,000,000	United States Treasury Bill	0.320	03/02/17	49,924
60,000,000	United States Treasury Bill	0.369 - 0.392	03/23/17	59,879
	TOTAL TREASURY DEBT			357,065

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
TREASURY DEBT - 1.5%
9,100,000	United States Treasury Bill	0.308	10/20/16	9,099
5,000,000	United States Treasury Bill	0.263	10/27/16	4,999
28,000,000	United States Treasury Bill	0.293	12/01/16	27,986
15,000,000	United States Treasury Bill	0.300	12/15/16	14,991
20,000,000	United States Treasury Bill	0.305	02/02/17	19,979
15,000,000	United States Treasury Bill	0.310	02/09/17	14,983
60,000,000	United States Treasury Bill	0.320 - 0.348	03/02/17	59,918
50,000,000	United States Treasury Bill	0.369	03/23/17	49,911
	TOTAL TREASURY DEBT			201,866

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			201,866

	TOTAL SHORT-TERM INVESTMENTS			622,857
	(Cost $622,875)
	TOTAL INVESTMENTS - 103.8%			14,176,801
	(Cost $12,269,642)
	OTHER ASSETS & LIABILITIES, NET - (3.8)%			(513,934)
	NET ASSETS - 100.0%			$13,662,867
398

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $213,976,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/16, the aggregate value of these securities was $821,513,000 or 6.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
399

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 99.9%

CERTIFICATE OF DEPOSIT - 0.5%
$30,000,000		Banco Del Estado De Chile	0.660%	10/04/16	$30,000
25,000,000		Toronto-Dominion Bank	0.000	10/04/16	25,000
		TOTAL CERTIFICATE OF DEPOSIT			55,000

COMMERCIAL PAPER - 5.5%
20,545,000	y	Apple, Inc	0.420	10/03/16	20,545
30,000,000	y	Australia & New Zealand Banking Group Ltd	0.690	10/03/16	29,999
20,000,000	y	Bedford Row Funding Corp	0.670	10/05/16	19,998
10,770,000	y	Bedford Row Funding Corp	0.570	10/07/16	10,769
20,000,000	y	Coca-Cola Co	0.650	10/05/16	19,999
3,500,000	y	Commonwealth Bank of Australia	0.640	10/05/16	3,500
50,000,000		Exxon Mobil Corp	0.450	10/05/16	49,997
10,650,000		Exxon Mobil Corp	0.430	10/07/16	10,649
30,400,000	y	Fairway Finance Co LLC	0.660	10/06/16	30,397
10,000,000		Korea Development Bank	0.700	10/03/16	10,000
8,000,000		Korea Development Bank	0.730	10/04/16	7,999
7,580,000	y	Microsoft Corp	0.460 - 0.480	10/05/16	7,580
15,000,000	y	Microsoft Corp	0.480	10/06/16	14,999
25,000,000	y	National Australia Bank Ltd	0.650	10/03/16	24,999
35,000,000	y	Nestle Capital Corp	0.500 - 0.590	10/04/16	34,998
21,000,000	y	Novartis Finance Corp	0.470	10/04/16	20,999
16,500,000	y	Novartis Finance Corp	0.430	10/07/16	16,499
20,000,000	y	Old Line Funding LLC	0.630	10/04/16	19,999
24,640,000	y	Private Export Funding Corp	0.560	10/03/16	24,639
25,000,000	y	Private Export Funding Corp	0.640	10/04/16	24,999
38,830,000		Province of British Columbia Canada	0.440 - 0.580	10/03/16	38,829
12,340,000		Province of British Columbia Canada	0.465	10/06/16	12,339
18,375,000		Province of Ontario Canada	0.450	10/03/16	18,375
4,050,000	y	Province of Quebec Canada	0.510	10/06/16	4,050
40,000,000	y	PSP Capital, Inc	0.560 - 0.630	10/06/16	39,997
25,000,000	y	Roche Holdings, Inc	0.440	10/03/16	24,999
20,750,000	y	Roche Holdings, Inc	0.440	10/05/16	20,749
25,000,000	y	Svenska Handelsbanken AB	0.640	10/05/16	24,998
25,000,000	y	Toronto-Dominion Holdings USA, Inc	0.650	10/07/16	24,997
		TOTAL COMMERCIAL PAPER			612,896

GOVERNMENT AGENCY DEBT - 54.8%
20,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.330	10/04/16	19,999
15,000,000		FAMC	0.440	10/05/16	15,000
47,560,000		FAMC	0.395 - 0.400	10/11/16	47,555
2,800,000		FAMC	0.350	10/14/16	2,800
4,000,000		FAMC	0.230	10/24/16	3,999
10,000,000		FAMC	0.460	11/01/16	9,996
15,000,000		FAMC	0.460	11/02/16	14,994
8,200,000		FAMC	0.330 - 0.460	11/03/16	8,197
5,000,000		FAMC	0.340	11/10/16	4,998
400

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$39,600,000	FAMC	0.010% - 0.510%	11/18/16	$39,575
17,250,000	FAMC	0.520	12/01/16	17,235
21,235,000	FAMC	0.290	12/09/16	21,223
20,000,000	FAMC	0.500	12/16/16	19,979
7,000,000	FAMC	0.280	12/23/16	6,995
12,700,000	FAMC	0.460	01/17/17	12,682
25,000,000	FAMC	0.500	02/16/17	24,952
52,000,000	FAMC	0.510 - 0.520	02/24/17	51,892
10,000,000	FAMC	0.010	03/06/17	9,978
13,500,000	FAMC	0.530 - 0.540	03/15/17	13,467
3,749,000	FAMC	0.520	03/23/17	3,740
3,555,000	FAMC	0.550	03/24/17	3,546
25,000,000	FAMC	0.470	04/06/17	24,939
15,000,000	FAMC	0.570	04/17/17	14,953
14,500,000	FAMC	0.590	06/15/17	14,500
50,500,000	Federal Farm Credit Bank (FFCB)	0.250 - 0.510	10/11/16	50,495
35,000,000	FFCB	0.250	10/12/16	34,997
27,500,000	FFCB	0.240	10/13/16	27,498
25,000,000	FFCB	0.240	10/14/16	24,998
75,000,000	FFCB	0.240 - 0.360	10/18/16	74,990
20,000,000	FFCB	0.240	10/19/16	19,998
20,000,000	FFCB	0.250	10/20/16	19,997
20,000,000	FFCB	0.240	10/21/16	19,997
26,000,000	FFCB	0.240	10/24/16	25,996
30,000,000	FFCB	0.230	10/25/16	29,995
19,750,000	FFCB	0.430	10/26/16	19,744
20,000,000	FFCB	0.220 - 0.580	10/27/16	19,995
22,500,000	FFCB	0.390	10/31/16	22,493
18,000,000	FFCB	0.200	11/01/16	17,997
17,750,000	FFCB	0.200	11/02/16	17,747
10,000,000	FFCB	0.190	11/03/16	9,998
17,000,000	FFCB	0.320 - 0.370	11/04/16	16,994
22,035,000	FFCB	0.360	11/08/16	22,027
50,000,000	FFCB	0.520	11/09/16	49,972
30,710,000	FFCB	0.440 - 0.540	11/10/16	30,694
28,250,000	FFCB	0.440	11/16/16	28,234
9,000,000	FFCB	0.310	11/22/16	8,996
14,869,000	FFCB	0.560 - 0.600	12/06/16	14,853
15,000,000	FFCB	0.300	12/21/16	14,990
9,000,000	FFCB	0.440	01/20/17	8,988
20,000,000	FFCB	0.435	02/02/17	19,970
21,000,000	Federal Home Loan Bank (FHLB)	0.320 - 0.375	10/05/16	20,999
49,040,000	FHLB	0.275 - 0.335	10/07/16	49,038
51,300,000	FHLB	0.305 - 0.370	10/11/16	51,295
66,908,000	FHLB	0.297 - 0.420	10/12/16	66,901
39,020,000	FHLB	0.300 - 0.320	10/13/16	39,016
89,500,000	FHLB	0.225 - 0.380	10/14/16	89,490
10,152,000	FHLB	0.305 - 0.320	10/17/16	10,151
43,186,000	FHLB	0.220 - 0.285	10/18/16	43,181
23,000,000	FHLB	0.250 - 0.360	10/19/16	22,997
11,594,000	FHLB	0.310 - 0.340	10/20/16	11,592
89,948,000	FHLB	0.290 - 0.320	10/21/16	89,933
30,085,000	FHLB	0.230 - 0.310	10/24/16	30,079
112,190,000	FHLB	0.220 - 0.455	10/25/16	112,168
401

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$78,500,000	FHLB	0.220% - 0.380%	10/26/16	$78,481
65,375,000	FHLB	0.230 - 0.305	10/27/16	65,361
159,805,000	FHLB	0.208 - 0.450	10/28/16	159,766
5,000,000	FHLB	0.250	10/31/16	4,999
55,000,000	FHLB	0.225 - 0.315	11/01/16	54,989
14,300,000	FHLB	0.300 - 0.310	11/02/16	14,296
23,000,000	FHLB	0.285 - 0.335	11/03/16	22,993
104,400,000	FHLB	0.210 - 0.330	11/04/16	104,375
94,400,000	FHLB	0.230 - 0.335	11/09/16	94,369
132,025,000	FHLB	0.260 - 0.480	11/14/16	131,974
49,100,000	FHLB	0.300	11/15/16	49,082
88,300,000	FHLB	0.295 - 0.510	11/16/16	88,261
80,191,000	FHLB	0.265 - 0.390	11/18/16	80,156
23,955,000	FHLB	0.300 - 0.320	11/21/16	23,945
20,000,000	FHLB	0.250	11/22/16	19,993
44,700,000	FHLB	0.343	11/23/16	44,677
10,000,000	FHLB	0.250	11/25/16	9,996
50,000,000	FHLB	0.395	11/28/16	49,968
16,085,000	FHLB	0.280	11/29/16	16,078
54,748,000	FHLB	0.340 - 0.345	11/30/16	54,717
33,590,000	FHLB	0.345 - 0.347	12/02/16	33,570
25,000,000	FHLB	0.270	12/05/16	24,988
20,000,000	FHLB	0.270	12/08/16	19,990
72,570,000	FHLB	0.280 - 0.355	12/09/16	72,522
14,000,000	FHLB	0.380	12/14/16	13,989
17,500,000	FHLB	0.410	12/15/16	17,485
108,310,000	FHLB	0.340 - 0.473	12/16/16	108,224
25,000,000	FHLB	0.275	12/19/16	24,985
69,580,000	FHLB	0.285 - 0.365	12/20/16	69,529
37,900,000	FHLB	0.260 - 0.270	12/21/16	37,877
27,180,000	FHLB	0.278	12/23/16	27,163
17,270,000	FHLB	0.320	12/27/16	17,257
35,745,000	FHLB	0.280 - 0.370	12/28/16	35,719
25,000,000	FHLB	0.290	12/30/16	24,982
8,710,000	FHLB	0.350	01/04/17	8,702
50,000,000	FHLB	0.265 - 0.295	01/06/17	49,961
16,515,000	FHLB	0.370	01/09/17	16,498
30,000,000	FHLB	0.340	01/18/17	29,969
13,905,000	FHLB	0.430	01/25/17	13,886
24,883,000	FHLB	0.400	02/22/17	24,843
4,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.360	10/03/16	4,000
15,000,000	FHLMC	0.280	10/04/16	15,000
60,888,000	FHLMC	0.280 - 0.330	10/06/16	60,885
45,000,000	FHLMC	0.275 - 0.320	10/07/16	44,998
61,300,000	FHLMC	0.310 - 0.330	10/17/16	61,291
47,400,000	FHLMC	0.380 - 0.590	10/19/16	47,390
18,550,000	FHLMC	0.300	10/20/16	18,547
62,810,000	FHLMC	0.240 - 0.415	10/21/16	62,796
2,165,000	FHLMC	0.430	11/02/16	2,164
49,018,000	FHLMC	0.290 - 0.515	11/04/16	49,000
19,295,000	FHLMC	0.310 - 0.520	11/07/16	19,286
59,884,000	FHLMC	0.300 - 0.310	11/08/16	59,865
40,998,000	FHLMC	0.300 - 0.320	11/15/16	40,982
20,000,000	FHLMC	0.500 - 0.530	11/16/16	19,987
402

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$18,000,000	FHLMC	0.254% - 0.260%	11/17/16	$17,994
83,960,000	FHLMC	0.275	11/18/16	83,930
69,300,000	FHLMC	0.310	11/22/16	69,269
96,830,000	FHLMC	0.230 - 0.245	11/28/16	96,793
81,709,000	FHLMC	0.310 - 0.320	11/29/16	81,666
9,433,000	FHLMC	0.320 - 0.540	12/01/16	9,426
48,250,000	FHLMC	0.305 - 0.370	12/05/16	48,221
15,155,000	FHLMC	0.335 - 0.350	12/07/16	15,145
6,165,000	FHLMC	0.470	12/13/16	6,159
90,590,000	FHLMC	0.285 - 0.360	12/14/16	90,526
5,300,000	FHLMC	0.360	12/20/16	5,296
30,000,000	FHLMC	0.345 - 0.380	12/21/16	29,975
3,167,000	FHLMC	0.260	12/23/16	3,165
77,500,000	FHLMC	0.355 - 0.440	01/04/17	77,426
25,163,000	FHLMC	0.500	01/27/17	25,151
15,000,000	FHLMC	0.440	02/06/17	14,977
45,000,000	FHLMC	0.450	02/10/17	44,926
32,450,000	FHLMC	0.460 - 0.470	02/21/17	32,390
37,000,000	FHLMC	0.875	02/22/17	37,049
4,000,000	FHLMC	0.480	03/03/17	3,992
20,000,000	FHLMC	0.530	03/10/17	19,953
22,000,000	FHLMC	0.490	03/21/17	21,949
15,000,000	Federal National Mortgage Association (FNMA)	0.295	10/07/16	14,999
26,000,000	FNMA	0.320	10/11/16	25,998
23,500,000	FNMA	0.350 - 0.490	10/14/16	23,497
103,740,000	FNMA	0.265 - 0.455	10/17/16	103,725
55,455,000	FNMA	0.260 - 0.510	10/18/16	55,445
79,600,000	FNMA	0.260 - 0.430	10/19/16	79,587
15,000,000	FNMA	0.430 - 0.480	10/20/16	14,996
80,000,000	FNMA	0.370 - 0.440	10/24/16	79,980
80,155,000	FNMA	0.240 - 0.340	10/26/16	80,140
6,340,000	FNMA	0.530	10/28/16	6,337
45,730,000	FNMA	0.260 - 0.570	11/01/16	45,717
95,525,000	FNMA	0.260 - 0.380	11/02/16	95,500
10,000,000	FNMA	0.535	11/04/16	9,995
28,120,000	FNMA	0.270 - 0.308	11/09/16	28,111
9,641,000	FNMA	0.230 - 0.310	11/14/16	9,638
40,000,000	FNMA	0.220 - 0.300	11/16/16	39,986
45,215,000	FNMA	0.310 - 0.320	11/23/16	45,194
34,577,000	FNMA	0.310 - 0.320	12/01/16	34,558
20,000,000	FNMA	0.320	12/02/16	19,989
94,714,000	FNMA	0.330 - 0.350	12/07/16	94,654
36,070,000	FNMA	0.340 - 0.345	12/14/16	36,044
25,240,000	FNMA	0.250	12/16/16	25,227
10,000,000	FNMA	0.380	12/19/16	9,992
60,000,000	FNMA	0.295 - 0.380	12/21/16	59,951
20,000,000	FNMA	0.360	12/27/16	19,983
25,000,000	FNMA	0.350	12/28/16	24,979
12,725,000	FNMA	0.385	01/03/17	12,712
3,527,000	FNMA	0.350	01/05/17	3,524
3,928,000	FNMA	0.400	01/20/17	3,923
27,662,000	FNMA	1.250	01/30/17	27,724
10,000,000	FNMA	0.410	02/01/17	9,986
15,000,000	FNMA	0.440 - 0.470	02/15/17	14,974
403

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$20,000,000		FNMA	0.440%	03/01/17	$19,963
3,700,000		FNMA	0.395	03/20/17	3,693
10,490,000		FNMA	0.430	03/27/17	10,468
		TOTAL GOVERNMENT AGENCY DEBT			6,070,060

TREASURY DEBT - 21.3%
10,000,000		United States Treasury Bill	0.294	10/06/16	10,000
70,000,000		United States Treasury Bill	0.300 - 0.395	10/13/16	69,992
101,190,000		United States Treasury Bill	0.216 - 0.391	10/20/16	101,174
90,000,000		United States Treasury Bill	0.212 - 0.295	10/27/16	89,984
120,000,000		United States Treasury Bill	0.247 - 0.384	11/03/16	119,970
100,000,000		United States Treasury Bill	0.267 - 0.316	11/10/16	99,968
100,000,000		United States Treasury Bill	0.286 - 0.290	11/17/16	99,962
20,000,000		United States Treasury Bill	0.300 - 0.436	11/25/16	19,989
120,000,000		United States Treasury Bill	0.286 - 0.325	12/01/16	119,938
100,000,000		United States Treasury Bill	0.310 - 0.320	12/08/16	99,940
100,000,000		United States Treasury Bill	0.181 - 0.321	12/22/16	99,940
65,000,000		United States Treasury Bill	0.201 - 0.385	12/29/16	64,951
75,620,000		United States Treasury Bill	0.200 - 0.363	01/05/17	75,565
50,000,000		United States Treasury Bill	0.186 - 0.391	01/12/17	49,957
50,000,000		United States Treasury Bill	0.380 - 0.388	01/19/17	49,941
20,000,000		United States Treasury Bill	0.309	02/02/17	19,979
15,000,000		United States Treasury Bill	0.320	02/09/17	14,982
16,775,000		United States Treasury Bill	0.428 - 0.436	02/16/17	16,747
10,000,000		United States Treasury Bill	0.480	02/23/17	9,981
25,855,000		United States Treasury Bill	0.366 - 0.502	03/09/17	25,804
20,000,000		United States Treasury Bill	0.420	03/30/17	19,958
120,000,000		United States Treasury Note	0.375	10/31/16	119,994
125,000,000		United States Treasury Note	0.625	11/15/16	125,027
35,000,000		United States Treasury Note	0.500	11/30/16	35,002
85,000,000		United States Treasury Note	0.875	11/30/16	85,062
90,000,000		United States Treasury Note	0.625	12/15/16	90,038
120,000,000		United States Treasury Note	0.500	01/31/17	120,031
120,000,000		United States Treasury Note	0.625	02/15/17	120,067
120,000,000		United States Treasury Note	0.500	02/28/17	120,011
2,565,000		United States Treasury Note	0.875	02/28/17	2,569
115,400,000		United States Treasury Note	0.750	03/15/17	115,544
100,000,000		United States Treasury Note	0.500	03/31/17	100,006
9,750,000		United States Treasury Note	0.875	05/15/17	9,769
22,220,000		United States Treasury Note	0.625	05/31/17	22,230
10,000,000		United States Treasury Note	0.750	06/30/17	10,010
		TOTAL TREASURY DEBT			2,354,082

VARIABLE RATE SECURITIES - 17.8%
45,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.521	11/23/16	45,000
30,000,000	i	FAMC	0.497	01/03/17	30,000
45,000,000	i	FAMC	0.723	06/07/17	45,000
45,000,000	i	FAMC	0.573	08/01/17	45,004
45,000,000	i	FAMC	0.586	09/06/17	45,000
14,700,000	i	FAMC	0.651	09/21/17	14,700
10,000,000	i	Federal Farm Credit Bank (FFCB)	0.538	10/11/16	10,000
14,500,000	i	FFCB	0.764	12/16/16	14,500
32,300,000	i	FFCB	0.480	12/30/16	32,294
22,000,000	i	FFCB	0.440	01/13/17	22,000
404

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$120,000,000	i	FFCB	0.505%	01/24/17	$119,998
10,275,000	i	FFCB	0.394	01/30/17	10,271
6,000,000	i	FFCB	0.567	02/13/17	5,999
64,000,000	i	FFCB	0.551	02/23/17	63,992
76,000,000	i	FFCB	0.525	03/02/17	76,000
50,000,000	i	FFCB	0.500	03/09/17	49,991
28,900,000	i	FFCB	0.500	04/10/17	28,901
14,750,000	i	FFCB	0.600	05/23/17	14,760
58,300,000	i	FFCB	0.650	05/30/17	58,347
105,000,000	i	FFCB	0.519	06/15/17	104,995
50,000,000	i	FFCB	0.530	06/27/17	49,970
72,000,000	i	FFCB	0.511	07/17/17	71,996
50,000,000	i	FFCB	0.470	08/04/17	49,992
69,700,000	i	FFCB	0.587	08/15/17	69,700
40,000,000	i	FFCB	0.561	01/17/18	39,964
37,000,000	i	FFCB	0.575	02/02/18	36,945
3,750,000	i	FFCB	0.758	02/06/18	3,749
25,000,000	i	FFCB	0.696	02/23/18	24,995
50,000,000	i	FFCB	0.578	03/22/18	49,926
25,000,000	i	FFCB	0.620	06/13/18	24,996
16,500,000	i	Federal Home Loan Bank (FHLB)	0.622	01/30/17	16,499
60,000,000	i	FHLB	0.669	02/17/17	59,991
50,000,000	i	FHLB	0.633	02/22/17	50,000
75,000,000	i	FHLB	0.667	02/23/18	75,014
9,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.523	01/12/17	9,500
97,000,000	i	FHLMC	0.532	01/13/17	97,000
11,300,000	i	FHLMC	0.537	04/20/17	11,297
30,000,000	i	FHLMC	0.562	04/27/17	29,997
50,000,000	i	FHLMC	0.666	07/21/17	49,996
25,000,000	i	FHLMC	0.707	11/13/17	25,000
45,050,000	i	Federal National Mortgage Association (FNMA)	0.540	01/26/17	45,052
78,000,000	i	FNMA	0.552	07/20/17	77,955
94,500,000	i	FNMA	0.540	08/16/17	94,492
66,140,000	i	FNMA	0.533	10/05/17	66,113
		TOTAL VARIABLE RATE SECURITIES			1,966,891

		TOTAL SHORT-TERM INVESTMENTS			11,058,929
		(Cost $11,058,929)

		TOTAL INVESTMENTS - 99.9%			11,058,929
		(Cost $11,058,929)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			14,553
		NET ASSETS - 100.0%			$11,073,482

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 9/30/16, the aggregate value of these securities was $464,708,000 or 4.2% of net assets.

Cost amounts are in thousands.

405

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

New rule issuances: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Account Reform; Amendments to Form PF, which amends the rules governing money market accounts. The final amendments impose different implementation dates for the changes that certain money market accounts will need to make. As a result of these amendments, the CREF Board has approved the conversion of the Money Market Account to a “government money market fund.” The conversion to a government money market fund will be effective on October 14, 2016.

In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Account’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding accounts liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Account’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain accounts to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. The requirements of this final rule must be adopted 24 months after publication in the Federal Register. Management is currently assessing the impact of this rule to the Account’s financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•          Level 1 – quoted prices in active markets for identical securities

•          Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•          Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

406

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of September 30, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are marked-to-market daily and are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

407

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2016, there were no material transfers between levels by the Accounts.

As of September 30, 2016, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of September 30, 2016, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$10,282,714	$4,602,948	$172	$14,885,834
Consumer staples	7,046,445	3,608,078	877	10,655,400
Energy	5,710,224	1,965,706	218	7,676,148
Financials	10,076,283	6,524,817	727	16,601,827
Health care	10,730,039	2,883,245	283	13,613,567
Industrials	8,264,139	4,171,935	1,848	12,437,922
Information technology	17,219,702	3,148,323	6	20,368,031
Materials	2,754,350	2,680,326	5,245	5,439,921
Real estate	2,892,374	1,648,260	3,838	4,544,472
Telecommunication services	1,828,781	1,395,734	497	3,225,012
Utilities	2,523,795	998,657	166	3,522,618
Corporate bonds	-	-	450	450
Government bonds	-	308	-	308
Short-term investments	-	4,450,690	-	4,450,690
Purchased options**	1,287	-	-	1,287
Written options**	(2,100)	-	-	(2,100)
Futures contracts**	(1,070)	-	-	(1,070)
Swap contracts**	-	(1,303)	-	(1,303)
Total	$79,326,963	$38,077,724	$14,327	$117,419,014
Global Equities
Equity investments:
Asia	$16,780	$1,602,883	$-	$1,619,663
Australasia	27,153	300,774	2	327,929
Europe	78,329	3,178,896	-	3,257,225
North America	10,773,236	581,993	-	11,355,229
All other equity investments*	208,791	1,362,925	72	1,571,788
Short-term investments	-	483,761	-	483,761
Purchased options**	3,101	-	-	3,101
Written options**	(2,253)	-	-	(2,253)
Futures contracts**	(164)	-	-	(164)
Total	$11,104,973	$7,511,232	$74	$18,616,279
408

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Growth
Equity investments:
Consumer discretionary	$4,532,378	$157,646	$-	$4,690,024
Consumer staples	1,523,467	42,143	-	1,565,610
Health care	3,299,799	45,043	-	3,344,842
Information technology	7,471,439	107,710	-	7,579,149
All other equity investments *	4,122,683	-	-	4,122,683
Short-term investments	468,503	173,328	-	641,831
Futures contracts**	(17)	-	-	(17)
Total	$21,418,252	$525,870	$-	$21,944,122
Equity Index
Equity investments:
Financials	$2,258,779	$-	$72	$2,258,851
Health care	2,346,411	1,147	16	2,347,574
Industrials	1,763,773	-	119	1,763,892
Telecommunication services	409,124	-	118	409,242
All other equity investments *	10,075,002	-	-	10,075,002
Short-term investments	512,007	54,269	-	566,276
Futures contracts**	67	-	-	67
Total	$17,365,163	$55,416	$325	$17,420,904
Bond Market
Bank loan obligations	$-	$83,425	$-	$83,425
Corporate bonds	-	5,041,931	-	5,041,931
Government bonds	-	6,442,149	-	6,442,149
Structured assets	-	2,274,688	7,698	2,282,386
Preferred stocks	6,998	-	-	6,998
Short-term investments	-	1,034,663	-	1,034,663
Forward foreign currency contracts**	(124)	-	-	(124)
Total	$6,874	$14,876,856	$7,698	$14,891,428
Social Choice
Equity investments:
Consumer discretionary	$712,553	$301,804	$-	$1,014,357
Consumer staples	472,026	247,398	-	719,424
Energy	407,592	140,905	-	548,497
Financials	794,345	529,692	-	1,324,037
Health care	836,326	272,948	-	1,109,274
Industrials	559,178	342,883	-	902,061
Information technology	1,152,332	122,627	-	1,274,959
Materials	232,926	198,877	-	431,803
Real estate	253,340	95,376	-	348,716
Telecommunication services	121,735	119,052	-	240,787
Utilities	173,015	110,578	-	283,593
Bank loan obligations	-	59,243	-	59,243
Corporate bonds	-	1,513,499	-	1,513,499
Government bonds	-	3,278,070	-	3,278,070
Structured assets	-	505,198	426	505,624
Short-term investments	-	622,857	-	622,857
Total	$5,715,368	$8,461,007	$426	$14,176,801

*	For detailed categories, see the accompanying Schedule of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Schedule of investments.
409

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default.

At September 30, 2016, the Accounts held the following open futures contracts (dollar amounts are in thousands):

Account	Futures contracts	Number of long (short) contracts	Settlement value	Expiration date	Unrealized gain (loss)
Stock	S&P 500 Index E-Mini	1,506	$162,678	December 2016	$(784)
	S&P Mid-Cap 400 E-Mini	129	19,990	December 2016	(247)
	Russell 2000 Mini Index	121	15,104	December 2016	(39)
Total		1,756	$197,772		$(1,070)
Global Equities	S&P 500 Index E-Mini	449	48,501	December 2016	(164)
Growth	S&P 500 Index E-Mini	1,300	140,426	December 2016	(17)
Equity Index	S&P 500 Index E-Mini	433	46,773	December 2016	67

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the schedule of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, and price movements in underlying security values.

Purchased options outstanding as of September 30, 2016 were as follows (dollar amounts are in thousands):

	Number of contracts	Value
Stock Account
Chipotle Mexican Grill, Inc, Call, 1/19/18 at $500	3	$10
Ciena Corp, Call, 1/20/17 at $25	180	14
Coty, Inc, Call, 10/21/16 at $38	626	3
Humana, Inc, Call, 1/20/17 at $200	10	6
Humana, Inc, Put, 1/20/17 at $135	10	1
Johnson & Johnson, Call, 1/20/17 at $135	30	-
Monsanto Co, Call, 1/19/18 at $120	20	6
S&P 500 Index, Call, 12/16/16 at $2225	145	252
S&P 500 Index, Put, 12/16/16 at $2050	425	994
salesforce.com, Inc, Call, 10/7/16 at $74.50	50	1
Total	1,499	$1,287
Global Equities Account
S&P 500 Index, Put, 12/16/16 at $2050	1,325	$3,101
Total	1,325	$3,101
410

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Written options outstanding as of September 30, 2016 were as follows (dollar amounts are in thousands):

	Number of Contracts	Value
Stock Account
Air Products & Chemicals, Inc, Put, 10/21/16 at $135	10	$-
Best Buy Co, Inc, Call, 10/21/16 at $40	15	-
Best Buy Co, Inc, Put, 10/21/16 at $35	15	-
Best Buy Co, Inc, Call, 12/16/16 at $40	10	(1)
Chipotle Mexican Grill, Inc, Put, 1/20/17 at $380	2	(2)
Chipotle Mexican Grill, Inc, Call, 1/20/17 at $540	12	(3)
Chipotle Mexican Grill, Inc, Put, 1/20/17 at $370	1	(1)
Chipotle Mexican Grill, Inc, Call, 1/19/18 at $600	3	(4)
Ciena Corp, Call, 1/20/17 at $28	360	(10)
Coty, Inc, Put, 10/21/16 at $38	626	(914)
Fitbit, Inc, Put, 10/28/16 at $12	25	-
Humana, Inc, Put, 1/20/17 at $115	20	(2)
Humana, Inc, Call, 1/20/17 at $220	10	(2)
Humana, Inc, Put, 1/20/17 at $140	10	(2)
Johnson & Johnson, Call, 1/20/17 at $140	30	-
Johnson & Johnson, Put, 1/20/17 at $110	10	(2)
Level 3 Communications, Inc, Put, 10/21/16 at $41	25	-
Micron Technology, Inc, Put, 10/7/16 at $15	30	-
Monsanto Co, Put, 10/21/16 at $90	10	-
Monsanto Co, Put, 1/19/18 at $80	20	(6)
Monsanto Co, Call, 1/19/18 at $130	20	(1)
S&P 500 Index, Call, 12/16/16 at $2300	100	(22)
S&P 500 Index, Put, 12/16/16 at $1800	53	(27)
S&P 500 Index, Put, 12/16/16 at $2000	425	(723)
S&P 500 Index, Call, 12/16/16 at $2275	125	(62)
S&P 500 Index, Put, 12/16/16 at $1975	80	(119)
S&P 500 Index, Call, 12/16/16 at $2350	50	(2)
S&P 500 Index, Call, 12/16/16 at $2325	150	(17)
S&P 500 Index, Call, 12/16/16 at $2250	165	(175)
salesforce.com, Inc, Call, 10/7/16 at $75	50	(1)
Vertex Pharmaceuticals, Inc, Put, 10/21/16 at $77.50	10	(1)
Viacom, Inc, Put, 10/21/16 at $35	20	(1)
Wells Fargo & Co, Put, 10/7/16 at $42	10	-
Total	2,502	$(2,100)
Global Equities Account
S&P 500 Index, Put, 12/16/16 at $2000	1,325	$(2,253)
Total	1,325	$(2,253)

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including Non-Deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation. The Accounts realize gains and losses at the time the forward is closed.

411

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

At September 30, 2016, the CREF Bond Market Account held the following open forward contracts (dollar amounts are in thousands):

Account	Counterparty	Contract settlement date	Receive		Deliver		Unrealized appreciation (depreciation)
Bond Market	Bank of America	10/31/2016		$9,292	AUD	12,147	$2
	Bank of America	10/31/2016	EUR	5,323		$5,968	20
	Bank of America	10/31/2016		$1,622	EUR	1,450	(8)
	Bank of America	10/31/2016		$34,898	JPY	3,508,568	254
	Bank of America	10/31/2016		$1,969	MXN	38,542	(11)
	Bank of America	10/31/2016		$1,058	NZD	1,462	(5)
	Bank of America	10/31/2016	PLN	3,749		$975	5
	Bank of America	10/31/2016		$1,708	ZAR	23,470	7
	Bank of America	10/31/2016		$1,785	THB	61,800	3
	Total						$267
	Morgan Stanley	10/31/2016		$41,103	CAD	54,041	-
	Morgan Stanley	10/31/2016		$10,317	CAD	13,661	(98)
	Morgan Stanley	10/31/2016		$1,265	DKK	8,405	(5)
	Morgan Stanley	10/5/2016	EUR	1,410		$1,581	3
	Morgan Stanley	10/31/2016	EUR	2,899		$3,263	(2)
	Morgan Stanley	10/31/2016		$87,512	EUR	78,067	(311)
	Morgan Stanley	10/31/2016		$341	EUR	304	(1)
	Morgan Stanley	10/31/2016		$1,504	EUR	1,339	(3)
	Morgan Stanley	11/2/2016		$1,090	HUF	300,000	(5)
	Morgan Stanley	10/31/2016		$5,534	MYR	22,953	(23)
	Morgan Stanley	10/31/2016		$1,887	NOK	15,289	(26)
	Morgan Stanley	10/31/2016		$978	PLN	3,749	(3)
	Morgan Stanley	10/31/2016	GBP	1,156		$1,517	(17)
	Morgan Stanley	10/31/2016		$26,589	GBP	20,434	87
	Morgan Stanley	10/31/2016		$661	SGD	900	1
	Morgan Stanley	10/31/2016		$7,934	KRW	8,712,076	28
	Morgan Stanley	10/31/2016		$5,023	SEK	43,162	(16)
	Total						$(391)
	Total						$(124)

Abbreviation(s):

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand
412

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Total return swap contracts: Total return swaps are agreements that provide an Account with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Account will receive a payment or make a payment to the counterparty, respectively. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Account include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Account’s maximum loss from counterparty risk is the fair value of the contract. Certain Accounts may invest in total return swaps to gain or mitigate exposure to the underlying reference assets.

At September 30, 2016, the CREF Stock Account held the following open total return swap contracts (dollar amounts are in thousands):

			Fixed payments	Total return
			paid	received	Unrealized
	Notional	Termination	by account	by or paid	appreciation/
Counterparty	Amount	Date	per annum	by account	depreciation
Goldman Sachs	35,660	10/21/2016	0.25%	Difference between Custom Basket 1 as specified in contract and Custom Basket 2 as specified in contract	$(1,303)

Note 4—affiliated investments

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliate companies is as follows (dollar amounts are in thousands):

Issue	Value at December 31, 2015		Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Shares at September 30, 2016		Value at September 30, 2016
Stock Account
Container Store Group, Inc	$-	*	$17,757	$6,901	$1,599	$-	3,043,601		$15,279
Olin Corp	165,438		82,377	117,662	10,580	4,896	-	**	-	**
	$165,438		$100,134	$124,563	$12,179	$4,896			$15,279
Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$533,631		$50,060	$583,691	$-	$-	-	**	$-	**
Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$572,035		$124,059	$696,094	$-	$-	-	**	$-	**

*	Not an affiliate investment as of December 31, 2015.
**	Not an affiliate investment as of September 30, 2016.

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the schedule of investments. As of September 30, 2016, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $181,998,000 of equity securities pledged as collateral and $31,978,000 of fixed income securities pledged as collateral. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

413

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed- upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
Account	appreciation	(depreciation)	(depreciation)
Stock	$13,339,057	$(4,216,223)	$9,122,834
Global Equities	1,772,563	(594,034)	1,178,529
Growth	4,066,777	(421,538)	3,645,239
Equity Index	8,320,535	(585,353)	7,735,182
Bond Market	438,444	(90,266)	348,178
Inflation-Linked Bond	433,566	(15,185)	418,381
Social Choice	2,249,749	(342,590)	1,907,159

Note 6—Subsequent event

On October 14, 2016, the Money Market account was converted to a “government money market fund” and now invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. As a result, the yield on the Account may be lower than the yield of accounts that invest in longer-term or lower quality securities.

414

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: November 14, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 14, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and
Executive Vice President
(principal executive officer)

Dated: November 14, 2016	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President,
Chief Financial Officer and
Principal Accounting Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer